UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           INVESTMENT TRUST PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 100.6%
Aerospace - 1.7%
  General Dynamics Corp.                    122,300            $13,396,742
  Raytheon Co.                              238,300              9,322,296

                                                               -----------
                                                                22,719,038
                                                               -----------
Banks - 9.5%
  Bank of America Corp.                     736,400             33,587,204
  Citigroup, Inc.                           569,000             26,304,870
  Comerica, Inc.                            180,500             10,432,900
  First Horizon National Corp.              195,000              8,229,000
  Key Corp.                                 275,200              9,122,880
  SunTrust Banks, Inc.                      182,100             13,154,904
  U.S. Bancorp                              424,000             12,380,800
  Wachovia Corp.                            346,500             17,186,400

                                                               -----------
                                                               130,398,958
                                                               -----------
Beverages & Bottling - 2.3%
  Constellation Brands, Inc.(b)             274,000              8,083,000
  Pepsi Bottling Group, Inc.                292,200              8,359,842
  PepsiCo, Inc.                             273,000             14,722,890

                                                               -----------
                                                                31,165,732
                                                               -----------
Chemicals - 1.7%
  The Dow Chemical Co.                      219,622              9,779,768
  The Lubrizol Corp.                        202,000              8,486,020
  Lyondell Chemical Co.                     175,200              4,628,784

                                                               -----------
                                                                22,894,572
                                                               -----------
Computer & Office Equipment - 4.9%
  Cisco Systems, Inc.(b)(c)             1,500,000               28,665,000
  Dell, Inc.(b)                           378,000               14,934,780
  International Business Machines
    Corp.                                 322,900               23,959,180

                                                               -----------
                                                                67,558,960
                                                               -----------
Computer Software & Services - 5.7%
  Checkfree Corp.(b)(c)                   211,000                7,186,660
  Computer Sciences Corp.(b)              225,300                9,845,610
  Microsoft Corp.                       1,723,700               42,816,708
  Oracle Corp.(b)                         910,100               12,013,320
  Yahoo!, Inc.(b)(c)                      186,700                6,469,155

                                                               -----------
                                                                78,331,453
                                                               -----------
Construction - 0.8%
  Pulte Homes, Inc.                       131,400               11,070,450
                                                               -----------
Containers - 0.6%
  Tupperware Corp.                        338,000                7,899,060
                                                               -----------
Electronics - 3.7%
  Intel Corp.(c)                        1,427,800               37,208,468
  L-3 Communications Holdings,
    Inc.                                  166,900               12,781,202

                                                               -----------
                                                                49,989,670
                                                               -----------
Energy & Utilities - 3.6%
  Exelon Corp.                            345,500               17,734,515
  PG&E Corp.                              400,100               15,019,754
  PPL Corp.                               270,700               16,074,166

                                                               -----------
                                                                48,828,435
                                                               -----------
Entertainment & Leisure - 3.7%
  Comcast Corp. - Class A(b)(c)           327,100                9,796,645
  Harrah's Entertainment, Inc.            126,500                9,116,855
  Time Warner, Inc.(b)                  1,050,300               17,550,513

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  The Walt Disney Co.                     574,600              $14,468,428

                                                               -----------
                                                                50,932,441
                                                               -----------
Finance - 4.5%
  American Express Co.                    301,400               16,043,522
  The Bear Stearns Cos., Inc.              95,000                9,874,300
  Capital One Financial Corp.(c)            8,400                  672,084
  CIT Group, Inc.                         242,900               10,437,413
  Countrywide Financial Corp.             197,098                7,609,954
  Franklin Resources, Inc.                103,200                7,944,336
  Freddie Mac                              13,700                  893,651
  Washington Mutual, Inc.(c)              190,500                7,751,445

                                                               -----------
                                                                61,226,705
                                                               -----------
Food & Agriculture - 1.0%
  General Mills, Inc.                     137,900                6,452,341
  Tyson Foods, Inc. - Class A(c)          379,200                6,749,760

                                                               -----------
                                                                13,202,101
                                                               -----------
Insurance - 5.4%
  Aetna, Inc.
                                          111,800                9,259,276
  The Allstate Corp.                      154,500                9,231,375
  American International Group,
    Inc.                                  264,400               15,361,640
  CHUBB Corp.(c)                          109,100                9,340,051
  Genworth Financial, Inc.                253,700                7,669,351
  Hartford Financial Services
    Group
                                          104,500                7,814,510
  Prudential Financial, Inc.(c)
                                          136,500                8,962,590
  W.R. Berkley Corp.                      177,350                6,327,848

                                                               -----------
                                                                73,966,641
                                                               -----------
Machinery & Heavy Equipment - 0.0%
  Deere & Co.
                                            6,800                  445,332
                                                               -----------
Manufacturing - 9.3%
  Black & Decker Corp.                     84,100                7,556,385
  Eaton Corp.                             152,800                9,152,720
  Energizer Holdings, Inc.(b)(c)          130,700                8,125,619
  Fortune Brands, Inc.                     92,400                8,205,120
  General Electric Co.(c)(d)            1,468,000               50,866,200
  Ingersoll-Rand Co. - Class A            106,200                7,577,370
  ITT Industries, Inc.
                                          113,100               11,041,953
  Nike, Inc.
                                           83,000                7,187,800
  Nucor Corp.                              13,000                  593,060
  The Stanley Works                       220,600               10,046,124
  Textron, Inc.                            90,700                6,879,595

                                                               -----------
                                                               127,231,946
                                                               -----------
Medical & Medical Services - 3.8%
  Amgen, Inc.(b)(c)                       271,300               16,402,798
  HCA, Inc.
                                          182,500               10,342,275
  McKesson Corp.
                                          268,300               12,017,157
  Universal Health Services, Inc.         216,343               13,452,208

                                                               -----------
                                                                52,214,438
                                                               -----------
Medical Instruments & Supplies - 2.8%
  Bausch & Lomb, Inc.
                                          126,300               10,482,900
  Becton, Dickinson & Co.
                                          159,600                8,374,212
  Johnson & Johnson                       308,300               20,039,500

                                                               -----------
                                                                38,896,612
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INVESTMENT TRUST PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Metal & Mining - 0.6%
  CONSOL Energy, Inc.                       156,000            $   8,358,480
                                                               -------------
Motor Vehicles - 0.8%
  Ford Motor Co.                            480,400                4,919,296
  PACCAR, Inc.                               89,600                6,092,800

                                                               -------------
                                                                  11,012,096
                                                               -------------
Oil & Gas - 8.7%
  ConocoPhillips                            406,800               23,386,932
  Exxon Mobil Corp.                         630,000               36,206,100
  Kerr-McGee Corp.                          146,900               11,209,939
  Newfield Exploration Co.(b)               249,800                9,964,522
  Occidental Petroleum Corp.                193,100               14,855,183
  Patterson-UTI Energy, Inc.                436,400               12,145,012
  Valero Energy Corp.                       150,300               11,890,233

                                                               -------------
                                                                 119,657,921
                                                               -------------
Paper & Forest Products - 0.8%
  Georgia-Pacific Corp.                     327,000               10,398,600
                                                               -------------
Pharmaceuticals - 6.0%
  Hospira, Inc.(b)                          147,800                5,764,200
  Merck & Co., Inc.                         582,000               17,925,600
  Pfizer, Inc.                          1,338,000                 36,902,040
  Wyeth                                   472,800                 21,039,600

                                                               -------------
                                                                  81,631,440
                                                               -------------
Publishing & Printing - 0.8%
  The McGraw-Hill Companies,
    Inc.                                  261,600                 11,575,800
                                                               -------------
Railroad & Shipping - 1.5%
  Burlington Northern Santa Fe
    Corp.                                 234,600                 11,044,968
  FedEx Corp.                             117,200                  9,494,372

                                                               -------------
                                                                  20,539,340
                                                               -------------
Real Estate - 1.6%
  Cendant Corp.                           601,000                 13,444,370
  Centex Corp.                              7,100                    501,757
  Simon Property Group, Inc.              104,200                  7,553,458

                                                               -------------
                                                                  21,499,585
                                                               -------------
Restaurants - 0.7%
  McDonald's Corp.                        363,600                 10,089,900
                                                               -------------
Retail Merchandising - 5.8%
  AutoNation, Inc.(b)                     356,600                  7,317,432
  Barnes & Noble, Inc.(b)                 168,428                  6,535,005
  Federated Department Stores,
    Inc.(c)                               120,200                  8,808,256
  The Home Depot, Inc.                    404,200                 15,723,380
  Michaels Stores, Inc.                   263,800                 10,913,406
  Nordstrom, Inc.                         138,600                  9,420,642
  Supervalue, Inc.                        216,400                  7,056,804
  Wal-Mart Stores, Inc.(c)                276,700                 13,336,940

                                                               -------------
                                                                  79,111,865
                                                               -------------
Security Brokers & Dealers - 1.1%
  E*TRADE Financial Corp.(b)               38,500                    538,615
  Lehman Brothers Holdings, Inc.          140,000                 13,899,200

                                                               -------------
                                                                  14,437,815
                                                               -------------
Semiconductors & Related Devices - 0.5%
  Freescale Semiconductor, Inc. -
    Class A(b)(c)                         145,300                  3,052,753

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Semiconductors & Related Devices (Continued)
  Freescale Semiconductor, Inc. -
    Class B(b)                            145,300              $   3,077,454
  Lam Research Corp.(b)(c)                 13,800                    399,372

                                                               -------------
                                                                   6,529,579
                                                               -------------
Soaps & Cosmetics - 1.0%
  The Procter & Gamble Co.(c)
                                          258,800                 13,651,700
                                                               -------------
Telecommunications - 4.3%
  Lucent Technologies, Inc.                73,197                     56,362
  Motorola, Inc.                          788,500                 14,398,010
  Nextel Communications, Inc.(b)          366,700                 11,848,077
  SBC Communications, Inc.(c)             268,100                  6,367,375
  Sprint Corp.(c)                         388,900                  9,757,501
  Verizon Communications, Inc.            478,800                 16,542,540

                                                               -------------
                                                                  58,969,865
                                                               -------------
Tobacco - 1.4%
  Altria Group, Inc.                      300,200                 19,410,932
                                                               -------------
Transportation - 0.0%
  Ryder Systems, Inc.                       9,600                    351,360
                                                               -------------
TOTAL COMMON STOCKS
  (Cost $1,130,437,555)                                        1,376,198,822
                                                               -------------

                                                          PAR/SHARES
                                             MATURITY       (000)
                                            ----------   -----------
SHORT TERM INVESTMENTS - 9.7%
  Banco Santader, Certificate of
    Deposit
    3.17%(e)                                05/10/06     $27,348            27,348,247
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                             11/07/05      38,410            38,409,518
    3.51%(e)(f)                             11/14/05       6,859             6,859,283
  Galileo Money Market Fund                                3,890             3,890,113
  Institutional Money Market
    Trust(e)                                              56,272            56,271,613

                                                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $132,778,774)                                                      132,778,774
                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES -  110.3%
  (Cost $1,263,216,329(a))                                               1,508,977,596
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (10.3)%
  (Including $128,888,661 of
  payable upon return of securities
  loaned)                                                                 (140,948,918)
                                                                         -------------
NET ASSETS - 100.0%                                                     $1,368,028,678
                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INVESTMENT TRUST PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

 (a) Cost for Federal income tax purposes is $1,264,458,117. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $267,568,304
      Gross unrealized depreciation                                       (23,048,825)
                                                                         ------------
                                                                         $244,519,479
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $1,559,250 on 20 long S&P 500 futures contracts expiring September 2005.
       The value of such contracts on June 30, 2005 was $5,977,500, with an unrealized loss of $12,425(including commissions of $63).
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.6%
Aerospace - 1.9%
  General Dynamics Corp.                  20,500               $2,245,570
  Lockheed Martin Corp.                   27,700                1,796,899
  Raytheon Co.                            67,300                2,632,776

                                                               ----------
                                                                6,675,245
                                                               ----------
Banks - 17.0%
  Bank of America Corp.                 350,800                15,999,988
  Citigroup, Inc.(b)                    297,600                13,758,048
  Comerica, Inc.                         68,500                 3,959,300
  First Horizon National Corp.           50,600                 2,135,320
  Key Corp.                             107,800                 3,573,570
  National City Corp.                   135,400                 4,619,848
  U.S. Bancorp                          181,300                 5,293,960
  Wachovia Corp.                        168,100                 8,337,760
  Zions Bancorp                          40,300                 2,963,259

                                                               ----------
                                                               60,641,053
                                                               ----------
Beverages & Bottling - 1.0%
  Constellation Brands, Inc.(c)          62,500                 1,843,750
  Pepsi Bottling Group, Inc.             56,100                 1,605,021

                                                               ----------
                                                                3,448,771
                                                               ----------
Broadcasting - 0.4%
  Liberty Media Corp. - Class A(c)      139,800                 1,424,562
                                                               ----------
Chemicals - 1.1%
  The Dow Chemical Co.                      270                    12,023
  Eastman Chemical Co.                   39,300                 2,167,395
  The Lubrizol Corp.                     43,200                 1,814,832

                                                               ----------
                                                                3,994,250
                                                               ----------
Computer & Office Equipment - 1.9%
  International Business Machines
    Corp.                                46,500                 3,450,300
  Western Digital Corp.(c)              124,300                 1,668,106
  Xerox Corp.(c)                        114,900                 1,584,471

                                                               ----------
                                                                6,702,877
                                                               ----------
Computer Software & Services - 0.7%
  Microsoft Corp.                       100,300                 2,491,452
                                                               ----------
Electronics - 0.4%
  L-3 Communications Holdings,
    Inc.                                 25,000                 1,914,500
                                                               ----------
Energy & Utilities - 6.4%
  Constellation Energy Group             79,500                 4,586,355
  Exelon Corp.                           95,300                 4,891,749
  PG&E Corp.                            100,900                 3,787,786
  PPL Corp.                              96,200                 5,712,356
  Sempra Energy                          57,900                 2,391,849
  TXU Corp.                              19,000                 1,578,710

                                                               ----------
                                                               22,948,805
                                                               ----------
Entertainment & Leisure - 3.9%
  Comcast Corp.(c)                       66,700                 2,047,690
  Harrah's Entertainment, Inc.           23,128                 1,666,835
  Time Warner, Inc.(c)                  276,900                 4,626,999
  The Walt Disney Co.                   219,700                 5,532,046

                                                               ----------
                                                               13,873,570
                                                               ----------
Finance - 6.4%
  Affiliated Managers Group,
    Inc.(c)                              32,600                 2,227,558
  The Bear Stearns Cos., Inc.            28,600                 2,972,684

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Capital One Financial Corp.            29,000                $2,320,290
  CIT Group, Inc.                        56,100                 2,410,617
  Countrywide Financial Corp.            58,300                 2,250,963
  Fannie Mae
                                         59,600                 3,480,640
  State Street Corp.
                                         73,000                 3,522,250
  Washington Mutual, Inc.(d)             93,700                 3,812,653

                                                               ----------
                                                               22,997,655
                                                               ----------
Food & Agriculture - 1.2%
  Dean Foods Co.(c)                      71,500                 2,519,660
  TreeHouse Foods, Inc.(c)               14,300                   407,693
  Tyson Foods, Inc. - Class A(d)        105,800                 1,883,240

                                                               ----------
                                                                4,810,593
                                                               ----------
Insurance - 6.7%
  ACE Ltd.
                                         39,700                 1,780,545
  The Allstate Corp.
                                         60,100                 3,590,975
  American International Group,
    Inc.                                 70,600                 4,101,860
  CHUBB Corp.(d)                         38,900                 3,330,229
  Genworth Financial, Inc.               65,600                 1,983,088
  Hartford Financial Services
    Group
                                         54,500                 4,075,510
  MetLife, Inc.
                                         47,200                 2,121,168
  Nationwide Financial Services,
    Inc.                                 26,900                 1,020,586
  W.R. Berkley Corp.                     54,450                 1,942,776

                                                               ----------
                                                               23,946,737
                                                               ----------
Machinery & Heavy Equipment - 0.4%
  Deere & Co.                            22,200                 1,453,878
                                                               ----------
Manufacturing - 4.9%
  Black & Decker Corp.
                                         12,200                 1,096,170
  Cummins, Inc.                          13,200                   984,852
  Energizer Holdings, Inc.(c)(d)         26,800                 1,666,156
  Fortune Brands, Inc.                   17,000                 1,509,600
  General Electric Co.                  201,200                 6,971,580
  Nucor Corp.(d)
                                         32,600                 1,487,212
  The Sherwin-Williams Co.
                                         43,700                 2,057,833
  The Stanley Works                      35,300                 1,607,562

                                                               ----------
                                                               17,380,965
                                                               ----------
Medical & Medical Services - 1.5%
  Coventry Health Care, Inc.(c)          38,150                 2,699,112
  HCA, Inc.                              46,300                 2,623,822

                                                               ----------
                                                                5,322,934
                                                               ----------
Metal & Mining - 1.1%
  CONSOL Energy, Inc.                    36,700                 1,966,386
  Phelps Dodge Corp.                     19,500                 1,803,750

                                                               ----------
                                                                3,770,136
                                                               ----------
Motor Vehicles - 0.5%
  PACCAR, Inc.                           25,400                 1,727,200
                                                               ----------
Oil & Gas - 14.2%
  Amerada Hess Corp.(d)                  46,000                 4,899,460
  ChevronTexaco Corp.                    67,000                 3,746,640
  ConocoPhillips
                                        153,600                 8,830,464
  Exxon Mobil Corp.
                                        301,800                17,344,446
  Kerr-McGee Corp.                       59,000                 4,502,290
  Occidental Petroleum Corp.             64,000                 4,923,520
  Oneok, Inc.(d)                         87,100                 2,843,815

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Valero Energy Corp.                     44,400               $ 3,512,484

                                                               -----------
                                                                50,603,119
                                                               -----------
Paper & Forest Products - 1.1%
  Georgia-Pacific Corp.                   76,200                 2,423,160
  Louisiana-Pacific Corp.                 55,200                 1,356,816

                                                               -----------
                                                                 3,779,976
                                                               -----------
Pharmaceuticals - 5.8%
  Merck & Co., Inc.                     133,500                  4,111,800
  Pfizer, Inc.                          456,900                 12,601,302
  Wyeth                                  88,600                  3,942,700

                                                               -----------
                                                                20,655,802
                                                               -----------
Publishing & Printing - 0.7%
  The McGraw-Hill Companies,
    Inc.                                 57,100                  2,526,675
                                                               -----------
Railroad & Shipping - 0.6%
  Burlington Northern Santa Fe
    Corp.                                46,300                  2,179,804
                                                               -----------
Real Estate - 4.8%
  Cendant Corp.                         157,100                  3,514,327
  Centex Corp.                           42,400                  2,996,408
  General Growth Properties, Inc.        82,400                  3,385,816
  Simon Property Group, Inc.             59,100                  4,284,159
  Vornado Realty Trust                   35,900                  2,886,360

                                                               -----------
                                                                17,067,070
                                                               -----------
Restaurants - 0.8%
  McDonald's Corp.                       97,700                  2,711,175
                                                               -----------
Retail Merchandising - 2.8%
  AutoNation, Inc.(c)                   120,800                  2,478,816
  Barnes & Noble, Inc.(c)                70,719                  2,743,897
  Federated Department Stores,
    Inc.                                 41,200                  3,019,136
  Supervalue, Inc.                       55,600                  1,813,116

                                                               -----------
                                                                10,054,965
                                                               -----------
Security Brokers & Dealers - 1.9%
  E*TRADE Financial Corp.(c)            184,100                  2,575,559
  Lehman Brothers Holdings, Inc.         43,300                  4,298,824

                                                               -----------
                                                                 6,874,383
                                                               -----------
Semiconductors & Related Devices - 0.3%
  Freescale Semiconductor, Inc. -
    Class A(c)(d)                        27,350                    574,624
  Freescale Semiconductor, Inc. -
    Class B(c)                           27,350                    579,272

                                                               -----------
                                                                 1,153,896
                                                               -----------
Telecommunications - 6.3%
  ALLTEL Corp.                           38,400                  2,391,552
  Motorola, Inc.                         95,500                  1,743,830
  Nextel Communications, Inc.(c)         50,200                  1,621,962
  SBC Communications, Inc.(d)           261,500                  6,210,625
  Sprint Corp.(d)                       129,300                  3,244,137
  Verizon Communications, Inc.          208,300                  7,196,765

                                                               -----------
                                                                22,408,871
                                                               -----------
Tobacco - 1.5%
  Altria Group, Inc.                     82,800                  5,353,848
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Transportation - 0.4%
  J.B. Hunt Transport Services,
    Inc.                                 79,900                $ 1,542,070
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $275,684,163)                                          352,436,837
                                                               -----------

                                                 PAR/SHARES
                                    MATURITY       (000)
                                   ----------   -----------
SHORT TERM INVESTMENTS - 7.9%
  Banco Santader, Certificate of
    Deposit
    3.16%(e)                       05/10/06     $5,750         5,749,820
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                    11/07/05      2,421         2,421,150
  Galileo Money Market Fund                      5,144         5,143,789
  Institutional Money Market
    Trust(e)                                    15,036        15,035,903

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,350,662)                                          28,350,662
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -
106.5%
  (Cost $304,034,825(a))                 380,787,499
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (6.5)%
  (Including $23,206,873 of payable
  upon return of securities loaned)      (23,258,066)
                                         -----------
NET ASSETS - 100.0%                     $357,529,433
                                        ============

-------------------

 (a) Cost for Federal income tax purposes is $306,411,641. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $76,950,418
      Gross unrealized depreciation                                       (2,574,560)
                                                                         -----------
                                                                         $74,375,858
                                                                         ===========

 (b) Securities, or a portion thereof, pledged as collateral with a value of
       $665,712 on 17 long S&P 500 futures contracts expiring September 2005.
       The value of such contracts on June 30, 2005 was $5,080,875, with an unrealized loss of $12,155 (including commissions of $54).
     (c) Non-income producing security.
 (d) Total or partial securities on loan.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 99.4%
Aerospace - 2.4%
  The Boeing Co.                          9,400                $ 620,400
  General Dynamics Corp.                  2,700                  295,758
  Lockheed Martin Corp.                   7,600                  493,012

                                                               ---------
                                                               1,409,170
                                                               ---------
Banks - 0.7%
  Wells Fargo & Co.                       6,900                  424,902
                                                               ---------
Beverages & Bottling - 3.0%
  Constellation Brands, Inc.(b)         11,100                   327,450
  Pepsi Bottling Group, Inc.            12,800                   366,208
  PepsiCo, Inc.                         20,000                 1,078,600

                                                               ---------
                                                               1,772,258
                                                               ---------
Business Services - 1.0%
  Alliance Data Systems
    Corp.(b)(c)                         14,500                   588,120
                                                               ---------
Chemicals - 0.6%
  The Dow Chemical Co.                   7,400                   329,522
                                                               ---------
Computer & Office Equipment - 6.9%
  Apple Computer, Inc.(b)                9,400                   346,014
  Cisco Systems, Inc.(b)(c)(d)          66,600                 1,272,726
  Dell, Inc.(b)                         26,100                 1,031,211
  International Business Machines
    Corp.                               18,700                 1,387,540

                                                               ---------
                                                               4,037,491
                                                               ---------
Computer Software & Services - 9.7%
  Activision, Inc.(b)                   23,600                   389,872
  Checkfree Corp.(b)(c)                  4,550                   154,973
  Computer Sciences Corp.(b)(c)         11,700                   511,290
  Google, Inc. - Class A(b)              1,250                   367,688
  Microsoft Corp.                       93,800                 2,329,992
  Oracle Corp.(b)                       63,500                   838,200
  Symantec Corp.(b)                     11,100                   241,314
  VeriSign, Inc.(b)(c)                  15,000                   431,400
  Yahoo!, Inc.(b)                       11,900                   412,335

                                                               ---------
                                                               5,677,064
                                                               ---------
Construction - 0.7%
  Lennar Corp.                           6,400                   406,080
                                                               ---------
Electronics - 6.0%
  AES Corp.(b)                          30,300                   496,314
  Amphenol Corp.                         8,300                   333,411
  Intel Corp.                           81,200                 2,116,072
  L-3 Communications Holdings,
    Inc.                                 7,800                   597,324

                                                               ---------
                                                               3,543,121
                                                               ---------
Entertainment & Leisure - 4.0%
  Comcast Corp.(b)                      11,900                   365,330
  GTECH Holdings Corp.                  10,400                   304,096
  Harrah's Entertainment, Inc.           8,000                   576,560
  Sabre Holdings Corp.                  13,400                   267,330
  Time Warner, Inc.(b)                  26,000                   434,460
  The Walt Disney Co.                   16,600                   417,988

                                                               ---------
                                                               2,365,764
                                                               ---------
Finance - 2.9%
  Affiliated Managers Group,
    Inc.(b)                              4,900                   334,817
  American Express Co.                  13,500                   718,605

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Capital One Financial Corp.            4,000                 $ 320,040
  Providian Financial Corp.(b)          16,900                   297,947

                                                               ---------
                                                               1,671,409
                                                               ---------
Food & Agriculture - 1.1%
  Campbell Soup Co.                     11,000                   338,470
  Hershey Foods Corp.                    5,000                   310,500

                                                               ---------
                                                                 648,970
                                                               ---------
Insurance - 3.3%
  AFLAC, Inc.                            6,300                   272,664
  American International Group,
    Inc.
                                         5,300                   307,930
  The Progressive Corp.
                                         3,100                   306,311
  W.R. Berkley Corp.                    10,250                   365,720
  WellPoint, Inc.(b)                     9,600                   668,544

                                                               ---------
                                                               1,921,169
                                                               ---------
Machinery & Heavy Equipment - 1.5%
  Caterpillar, Inc.                      5,900                   562,329
  Deere & Co.                            5,000                   327,450

                                                               ---------
                                                                 889,779
                                                               ---------
Manufacturing - 12.3%
  3M Co.
                                         3,200                   231,360
  Black & Decker Corp.                   6,300                   566,055
  Dade Behring Holdings, Inc.           11,100                   721,611
  Fortune Brands, Inc.                   5,300                   470,640
  General Electric Co.(d)               95,600                 3,312,540
  Nike, Inc.                             7,300                   632,180
  Nucor Corp.                            7,100                   323,902
  The Sherwin-Williams Co.              12,700                   598,043
  The Stanley Works                      8,200                   373,428

                                                               ---------
                                                               7,229,759
                                                               ---------
Medical & Medical Services - 4.7%
  Amgen, Inc.(b)
                                        14,736                   890,939
  McKesson Corp.                        11,600                   519,563
  UnitedHealth Group, Inc.              18,200                   948,948
  Universal Health Services, Inc.        6,815                   423,757

                                                               ---------
                                                               2,783,207
                                                               ---------
Medical Instruments & Supplies - 7.6%
  Bausch & Lomb, Inc.                    6,500                   539,500
  Becton, Dickinson & Co.
                                        11,500                   603,405
  C.R. Bard, Inc.
                                         5,200                   345,852
  Charles River Laboratories
    International, Inc.(b)               6,400                   308,800
  Johnson & Johnson                     34,900                 2,268,500
  Respironics, Inc.(b)                  11,300                   408,043

                                                               ---------
                                                               4,474,100
                                                               ---------
Oil & Gas - 2.3%
  Devon Energy Corp.                     8,900                   451,052
  Newfield Exploration Co.(b)
                                         8,800                   351,032
  Patterson-UTI Energy, Inc.
                                        20,500                   570,515

                                                               ---------
                                                               1,372,599
                                                               ---------
Pharmaceuticals - 4.8%
  Abbott Laboratories                   14,600                   715,546
  Genentech, Inc.                        3,500                   280,980
  Gilead Sciences, Inc.(b)              11,900                   523,481

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Merck & Co., Inc.                     20,600        $  634,480
  Pfizer, Inc.                          20,700           570,906

                                                      ----------
                                                       2,725,393
                                                      ----------
Publishing & Printing - 0.9%
  The McGraw-Hill Companies,
    Inc.                                12,500           553,125
                                                      ----------
Railroad & Shipping - 0.6%
  FedEx Corp.                            4,400           356,444
                                                      ----------
Real Estate - 0.7%
  Cendant Corp.                         18,600           416,082
                                                      ----------
Restaurants - 0.9%
  Darden Restaurants, Inc.              15,900           524,382
                                                      ----------
Retail Merchandising - 9.2%
  American Eagle Outfitters,
    Inc.(c)                             17,400           533,310
  Barnes & Noble, Inc.(b)                7,900           306,520
  Coach, Inc.(b)                        15,900           533,763
  The Home Depot, Inc.                  27,000         1,050,300
  Michaels Stores, Inc.                 16,300           674,331
  Nordstrom, Inc.                        8,400           570,948
  Staples, Inc.                         15,450           329,394
  Target Corp.                           6,700           364,547
  Wal-Mart Stores, Inc.(c)              20,900         1,007,380

                                                      ----------
                                                       5,370,493
                                                      ----------
Security Brokers & Dealers - 0.6%
  E*TRADE Financial Corp.(b)            24,000           335,760
                                                      ----------
Semiconductors & Related Devices - 2.9%
  Freescale Semiconductor, Inc. -
    Class A(b)(c)                        6,600           138,666
  Freescale Semiconductor, Inc. -
    Class B(b)                           6,600           139,788
  Lam Research Corp.(b)(c)              12,700           367,538
  LSI Logic Corp.(b)                    69,700           591,753
  Texas Instruments, Inc.               15,800           443,506

                                                      ----------
                                                       1,681,251
                                                      ----------
Soaps & Cosmetics - 3.5%
  The Gillette Co.                      14,400           729,072
  The Procter & Gamble Co.(c)           24,900         1,313,475

                                                      ----------
                                                       2,042,547
                                                      ----------
Telecommunications - 2.2%
  Motorola, Inc.                        55,700         1,017,082
  Nextel Communications, Inc.(b)         9,200           297,252

                                                      ----------
                                                       1,314,334
                                                      ----------
Tobacco - 1.0%
  Altria Group, Inc.                     8,900           575,474
                                                      ----------
Transportation - 1.4%
  J.B. Hunt Transport Services,
    Inc.                                23,500           453,550
  Ryder Systems, Inc.                    9,400           344,040

                                                      ----------
                                                         797,590
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $42,563,887)                                  58,237,359
                                                      ----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 8.3%
  Banco Santader, Certificate of
    Deposit
    3.16%(e)                       05/10/06     $1,160        $1,159,911
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                    11/07/05      1,920         1,919,961
  Galileo Money Market Fund                        802           802,146
  Institutional Money Market
    Trust(e)                                       983           982,894

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,864,912)                                            4,864,912
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  107.7%
  (Cost $47,428,799(a))                     63,102,271
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (7.7)%
  (Including $4,062,766 of payable
  upon return of securities loaned)         (4,499,530)
                                            ----------
NET ASSETS - 100.0%                        $58,602,741
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $47,776,756. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $16,299,965
      Gross unrealized depreciation                                       (974,450)
                                                                       -----------
                                                                       $15,325,515
                                                                       ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities, or a portion thereof, pledged as collateral with a value of
       $714,714 on 2 long S&P 500 futures contracts expiring September 2005 and
       1 long Nasdaq 100 futures contract expiring September 2005.  The value of such contracts on June 30, 2005 was $748,050, with an unrealized loss of $4,628 (including commissions of $9).
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

                                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 98.9%
Aerospace - 2.0%
  General Dynamics Corp.                  3,800                $ 416,252
  United Technologies Corp.               4,000                  205,400

                                                               ---------
                                                                 621,652
                                                               ---------
Banks - 17.0%
  Associated Banc-Corp.                   9,300                  313,038
  Bank of America Corp.                 29,500                 1,345,495
  Bank of Hawaii Corp.                   3,850                   195,388
  Citigroup, Inc.                       22,000                 1,017,060
  Comerica, Inc.                         5,500                   317,900
  Key Corp.                              9,950                   329,842
  National City Corp.                    8,600                   293,432
  SunTrust Banks, Inc.                   4,100                   296,184
  Wachovia Corp.                         7,150                   354,640
  Wells Fargo & Co.                      9,100                   560,378
  Wilmington Trust Co.                   5,300                   190,853

                                                               ---------
                                                               5,214,210
                                                               ---------
Beverages & Bottling - 0.6%
  The Coca-Cola Co.                      4,050                   169,088
                                                               ---------
Computer & Office Equipment - 1.6%
  International Business Machines
    Corp.                                2,700                   200,340
  Pitney Bowes, Inc.                     6,700                   291,785

                                                               ---------
                                                                 492,125
                                                               ---------
Computer Software & Services - 1.4%
  Diebold, Inc.                          6,100                   275,171
  Microsoft Corp.                        6,600                   163,944

                                                               ---------
                                                                 439,115
                                                               ---------
Construction - 1.0%
  Martin Marietta Materials, Inc.        4,550                   314,496
                                                               ---------
Electronics - 0.5%
  Emerson Electric Co.                   2,200                   137,786
                                                               ---------
Energy & Utilities - 5.8%
  Consolidated Edison, Inc.              8,050                   377,061
  Exelon Corp.                           5,500                   282,315
  Pinnacle West Capital Corp.            7,000                   311,150
  Progress Energy, Inc.(b)               8,100                   366,444
  UGI Corp.                              8,900                   248,310
  Vectren Corp.                          6,350                   182,436

                                                               ---------
                                                               1,767,716
                                                               ---------
Entertainment & Leisure - 0.9%
  The Walt Disney Co.                   10,800                   271,944
                                                               ---------
Finance - 6.7%
  American Capital Strategies Ltd.       2,900                   104,719
  CIT Group, Inc.                        5,800                   249,226
  Fannie Mae                             5,000                   292,000
  Franklin Resources, Inc.               3,900                   300,222
  Freddie Mac                            3,000                   195,690
  Indymac Bancorp, Inc.(b)               3,750                   152,738
  Nuveen Investments - Class A           5,300                   199,386
  Protective Life Corp.                  4,900                   206,878
  Washington Mutual, Inc.(b)             8,650                   351,968

                                                               ---------
                                                               2,052,827
                                                               ---------
Insurance - 7.3%
  AFLAC, Inc.                            4,700                   203,415
  The Allstate Corp.                     7,450                   445,138

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Insurance (Continued)
  American International Group,
    Inc.                                 2,600                 $ 151,060
  CHUBB Corp.(b)                         4,300                   368,123
  Cigna Corp.
                                         2,600                   278,278
  Lincoln National Corp.
                                         3,500                   164,220
  Mercury General Corp.                  3,800                   207,176
  Old Republic International Corp.       5,700                   144,153
  The St. Paul Travelers Cos., Inc.      6,750                   266,828

                                                               ---------
                                                               2,228,391
                                                               ---------
Machinery & Heavy Equipment - 0.8%
  Caterpillar, Inc.                      2,600                   247,806
                                                               ---------
Manufacturing - 8.8%
  General Electric Co.                  25,500                   883,574
  Nucor Corp.(b)                         4,700                   214,413
  Parker Hannifin Corp.                  2,700                   167,427
  PPG Industries, Inc.                   4,300                   269,868
  Reynold American, Inc.(b)
                                         2,100                   165,480
  The Sherwin-Williams Co.
                                         6,300                   296,667
  The Stanley Works                      4,700                   214,038
  V.F. Corp.                             5,300                   303,266
  Wolverine World Wide, Inc.             7,150                   171,672

                                                               ---------
                                                               2,686,405
                                                               ---------
Medical Instruments & Supplies - 0.6%
  Johnson & Johnson
                                         2,900                   188,500
                                                               ---------
Motor Vehicles - 0.9%
  Ford Motor Co.                        14,850                   152,064
  Johnson Controls, Inc.                 2,200                   123,926

                                                               ---------
                                                                 275,990
                                                               ---------
Oil & Gas - 13.5%
  ChevronTexaco Corp.(c)                16,300                   911,496
  ConocoPhillips                        11,200                   643,888
  Energen Corp.                          5,400                   189,270
  Exxon Mobil Corp.(c)                  32,100                 1,844,787
  Helmerich & Payne, Inc.                7,250                   340,170
  WGL Holdings, Inc.(b)                  6,100                   205,204

                                                               ---------
                                                               4,134,815
                                                               ---------
Personal Services - 0.6%
  The Servicemaster Co.                 13,100                   175,409
                                                               ---------
Pharmaceuticals - 6.6%
  Bristol-Myers Squibb Co.
                                         6,100                   152,378
  Merck & Co., Inc.                     17,900                   551,320
  Pfizer, Inc.                          47,500                 1,310,050

                                                               ---------
                                                               2,013,748
                                                               ---------
Plastics - 1.0%
  Sonoco Products Co.                   11,650                   308,725
                                                               ---------
Publishing & Printing - 2.3%
  Gannett Co., Inc.                      2,100                   149,373
  The McGraw-Hill Companies,
    Inc.                                 5,300                   234,525
  R.R. Donnelley & Sons Corp.            9,400                   324,394

                                                               ---------
                                                                 708,292
                                                               ---------
Real Estate - 5.6%
  CBL & Associates Properties,
    Inc.
                                         5,000                   215,350
  Cendant Corp.                          6,100                   136,457

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Real Estate (Continued)
  Colonial Properties Trust              6,300        $  277,200
  Commercial Net Lease Realty            7,500           153,525
  General Growth Properties,
    Inc.(b)                              7,700           316,393
  HRPT Properties Trust                 12,500           155,375
  Tanger Factory Outlet Centers,
    Inc.                                 8,300           223,519
  United Dominion Realty Trust,
    Inc.                                10,300           247,715

                                                      ----------
                                                       1,725,534
                                                      ----------
Restaurants - 1.6%
  McDonald's Corp.                      17,500           485,625
                                                      ----------
Retail Merchandising - 2.1%
  The Home Depot, Inc.                   6,600           256,740
  RPM International, Inc.               13,100           239,206
  Supervalue, Inc.                       4,550           148,376

                                                      ----------
                                                         644,322
                                                      ----------
Semiconductors & Related Devices - 0.5%
  Linear Technology Corp.                3,800           139,422
                                                      ----------
Soaps & Cosmetics - 0.4%
  Kimberly-Clark Corp.                   1,850           115,792
                                                      ----------
Telecommunications - 5.8%
  ALLTEL Corp.(b)                        5,450           339,426
  AT&T Corp.                             7,700           146,608
  CenturyTel, Inc.                       4,300           148,909
  SBC Communications, Inc.(b)           30,000           712,500
  Verizon Communications, Inc.          12,700           438,785

                                                      ----------
                                                       1,786,228
                                                      ----------
Tobacco - 3.0%
  Altria Group, Inc.                    12,200           788,852
  Loews Corp. - Carolina Group           3,800           126,616

                                                      ----------
                                                         915,468
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $29,707,387)                                  30,261,431
                                                      ----------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
SHORT TERM INVESTMENTS - 9.9%
  Banco Santader, Certificate of
    Deposit
    3.16%(d)                       05/10/06     $ 882         $ 882,391
  Morgan Stanley, Floating Rate
    Notes
    3.51%(d)(e)                    11/14/05       354           353,656
  Galileo Money Market Fund                       196           196,286
  Institutional Money Market
    Trust(d)                                    1,593         1,592,961

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,025,294)                                           3,025,294
                                                              ---------

TOTAL INVESTMENTS IN SECURITIES -
108.8%
  (Cost $32,732,681(a))                  33,286,725
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (8.8)%
  (Including $2,829,008 of payable
  upon return of securities loaned)      (2,681,970)
                                         ----------
NET ASSETS - 100.0%                     $30,604,755
                                        ===========

-------------------

 (a) Cost for Federal income tax purposes is $32,762,991. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $1,158,221
      Gross unrealized depreciation                                    (634,487)
                                                                      ----------
                                                                      $ 523,734
                                                                      ==========

 (b) Total or partial securities on loan.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $338,930 on 4 long E-Mini S&P 500 futures contracts expiring September
       2005.  The value of such contracts on June 30, 2005 was $239,100, with an unrealized loss of $2,050 (including commissions of $13).
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of June 30, 2005.

                                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                LEGACY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 98.7%
Aerospace - 1.0%
  General Dynamics        25,800     $ 2,826,132
                                     -----------
Corp.
Banks - 0.9%
  J.P. Morgan Chase &     69,100       2,440,612
                                     -----------
Co., Inc.
Beverages & Bottling - 2.2%
  PepsiCo, Inc.         112,600        6,072,518
                                     -----------
Broadcasting - 1.6%
  News Corp. - Class B  188,900        3,184,854
  XM Satellite Radio     41,600        1,400,256
Holdings, Inc.(b)

                                     -----------
                                       4,585,110
                                     -----------
Business Services - 1.3%
  Alliance Data Systems  90,200        3,658,512
                                     -----------
Corp.(b)(c)
Computer & Office Equipment - 3.7%
  Apple Computer,        49,700        1,829,457
Inc.(b)
  Cisco Systems,        219,380        4,192,352
Inc.(b)(c)
  Dell, Inc.(b)         112,100        4,429,071

                                     -----------
                                      10,450,880
                                     -----------
Computer Software & Services -
15.9%
  Adobe Systems, Inc.    46,000        1,316,520
  Cognizant Technology
Solutions
    Corp.(b)             49,100        2,314,083
  EMC Corp.(b)          432,000        5,922,720
  Google, Inc. - Class   17,801        5,236,164
A(b)(c)
  Microsoft Corp.       465,940       11,573,950
  Oracle Corp.(b)       347,700        4,589,640
  Salesforce.Com,        39,500          808,960
Inc.(b)
  VeriSign, Inc.(b)(c)  135,200        3,888,352
  Yahoo!, Inc.(b)       260,100        9,012,465

                                     -----------
                                      44,662,854
                                     -----------
Electronics - 3.1%
  Intel Corp.(c)        337,760        8,802,026
                                     -----------
Entertainment & Leisure - 5.9%
  Comcast Corp. - Class 149,290        4,471,236
A(b)(c)
  Harrah's               65,200        4,698,963
Entertainment, Inc.
  Marriott               42,700        2,912,994
International, Inc. -
Class A
  Royal Caribbean        35,600        1,721,616
Cruises Ltd.
  Starwood Hotels &
Resorts
    Worldwide, Inc.      49,300        2,887,501

                                     -----------
                                      16,692,310
                                     -----------
Finance - 6.9%
  American Express Co.  131,450        6,997,084
  Chicago Mercantile     10,000        2,955,000
Exchange
  Franklin Resources,    58,576        4,509,180
Inc.
  The Goldman Sachs      19,200        1,958,784
Group, Inc.
  SLM Corp.              55,800        2,834,640

                                     -----------
                                      19,254,688
                                     -----------
Food & Agriculture - 1.9%
  Monsanto Co.           41,900        2,634,253
  Sysco Corp.(c)         76,700        2,775,773

                                     -----------
                                       5,410,026
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Insurance - 1.0%
  WellPoint, Inc.(b)     40,700      $ 2,834,348
                                     -----------
Manufacturing - 9.1%
  The Clorox Co.         43,500        2,423,819
  Danaher Corp.          80,000        4,187,200
  General Electric Co.  293,430       10,167,350
  Nike, Inc.             27,700        2,398,820
  Polo Ralph Lauren      81,300        3,504,843
Corp.
  Tyco International     94,100        2,747,720
Ltd. - ADR

                                     -----------
                                      25,429,752
                                     -----------
Medical & Medical Services - 7.3%
  Amgen, Inc.(b)         44,950        2,717,677
  Caremark Rx, Inc.(b)   89,800        3,997,896
  PacifiCare Health
Systems,
    Inc.(b)(c)           22,300        1,593,335
  Quest Diagnostics,     68,800        3,664,976
Inc.
  UnitedHealth Group,   165,500        8,629,170
Inc.

                                     -----------
                                      20,603,054
                                     -----------
Medical Instruments & Supplies -
7.6%
  Charles River
Laboratories
    International,       64,700        3,121,775
Inc.(b)
  Cytyc Corp.(b)         60,900        1,343,454
  Johnson & Johnson     156,020       10,141,300
  St. Jude Medical,     151,100        6,589,471
Inc.(b)

                                     -----------
                                      21,196,000
                                     -----------
Metal & Mining - 1.8%
  CONSOL Energy, Inc.    93,000        4,982,940
                                     -----------
Oil & Gas - 5.3%
  EOG Resources, Inc.
                        121,600        6,906,880
  Exxon Mobil Corp.
                         44,627        2,564,714
  Newfield Exploration Co70,000        2,792,300
  Schlumberger Ltd.      32,700        2,483,238

                                     -----------
                                      14,747,132
                                     -----------
Pharmaceuticals - 8.1%
  Abbott Laboratories   108,700        5,327,387
  Allergan, Inc.(c)      35,900        3,060,116
  Genentech, Inc.        43,800        3,516,264
  Genzyme Corp.(b)
                         34,900        2,097,141
  Novartis AG - ADR
                        107,300        5,090,312
  Sanofi-Aventis - ADR   75,600        3,098,844
  Teva Pharmaceutical
Industries Ltd.
    - ADR                21,600          672,624

                                     -----------
                                      22,862,688
                                     -----------
Retail Merchandising -
7.7%
  Chico's FAS,           72,900        2,499,012
Inc.(b)(c)
  Coach, Inc.(b)
                         68,400        2,296,188
  CVS Corp.
                        102,800        2,988,396
  Kohl's Corp.(b)        93,300        5,216,403
  Staples, Inc.         119,350        2,544,542
  Target Corp.          109,700        5,968,777

                                     -----------
                                      21,513,318
                                     -----------

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.
10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LEGACY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Semiconductors & Related Devices -
0.9%
  Linear Technology        69,500    $  2,549,955
                                     ------------
Corp.
Soaps & Cosmetics - 3.5%
  Avon Products, Inc.      74,900       2,834,965
  The Procter & Gamble    132,200       6,973,550
Co.(c)

                                     ------------
                                        9,808,515
                                     ------------
Telecommunications - 2.0%
  Harman International
Industries,
    Inc.                   16,900       1,374,984
  Lucent Technologies,     12,138           9,346
Inc.
  Qualcomm, Inc.           61,900       2,043,319
  Sprint Corp.(c)          89,500       2,245,555

                                     ------------
                                        5,673,204

                                     ------------
TOTAL COMMON STOCKS
  (Cost $233,528,500)                 277,056,574
                                     ------------

                                                 PAR/SHARES
                                    MATURITY       (000)
                                   ----------   -----------
SHORT TERM INVESTMENTS - 14.2%
  Banco Santader, Certificate of
    Deposit
    3.17%(d)                       05/10/06     $8,619         8,619,177
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                    11/07/05     11,218        11,217,595
    3.51%(d)(e)                    11/14/05      1,587         1,587,248
  Galileo Money Market Fund                      3,198         3,198,008
  Institutional Money Market
    Trust(d)                                    15,271        15,270,926

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $39,892,954)                                          39,892,954
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  112.9%
  (Cost $273,421,454(a))                                                  316,949,528
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (12.9)%
  (including $36,694,946 of payable upon return of
  securities loaned)                                                      (36,264,827)
                                                                          -----------
NET ASSETS - 100.0%                                                      $280,684,701
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $273,655,919. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $48,414,498
      Gross unrealized depreciation                                       (5,120,889)
                                                                         -----------
                                                                         $43,293,609
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of June 30, 2005.

SEE ACCOMPANY NOTES TO FINANCIAL STATEMENTS.
                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 97.0%
Aerospace - 0.5%
  Alliant Techsystems, Inc.(b)                49,500           $ 3,494,700
                                                               -----------
Banks - 5.8%
  Comerica, Inc.                            188,700             10,906,860
  Hudson City Bancorp, Inc.                 221,800              2,530,738
  North Fork Bancorp., Inc.                 382,550             10,745,830
  Sovereign Bancorp, Inc.                   564,900             12,619,866
  Trustmark Corp.                           214,100              6,264,566

                                                               -----------
                                                                43,067,860
                                                               -----------
Beverages & Bottling - 0.9%
  Coca-Cola Enterprises, Inc.               311,900              6,864,919
                                                               -----------
Broadcasting - 1.8%
  Belo Corp.                                270,600              6,486,282
  Lin TV Corp.(b)                           502,320              6,977,225

                                                               -----------
                                                                13,463,507
                                                               -----------
Business Services - 2.8%
  The Brink's Co.                           274,700              9,889,200
  W.W. Grainger, Inc.                       200,190             10,968,410

                                                               -----------
                                                                20,857,610
                                                               -----------
Chemicals - 3.5%
  Ashland, Inc.(b)                          176,500             12,685,055
  Cytec Industries, Inc.                    202,400              8,055,520
  FMC Corp.(b)                               93,700              5,260,318

                                                               -----------
                                                                26,000,893
                                                               -----------
Computer & Office Equipment - 4.4%
  American Power Conversion
    Corp.                                   150,500              3,550,295
  Avery Dennison Corp.                      187,900              9,951,184
  Lexmark International, Inc.(b)             78,100              5,063,223
  NCR Corp.(b)                              407,700             14,318,424
  Phase Metrics, Inc.(b)(c)                 108,409                  2,167

                                                               -----------
                                                                32,885,293
                                                               -----------
Computer Software & Services - 3.0%
  DST Systems, Inc.(b)                      212,500              9,945,000
  TIBCO Software, Inc.(b)                   737,000              4,819,980
  Unisys Corp.(b)                       1,159,100                7,337,103

                                                               -----------
                                                                22,102,083
                                                               -----------
Containers - 3.5%
  Owens-Illinois, Inc.(b)                 352,400                8,827,620
  Pactiv Corp.(b)                         459,800                9,922,484
  Smurfit-Stone Container
    Corp.(b)(d)                           747,500                7,602,075

                                                               -----------
                                                                26,352,179
                                                               -----------
Energy & Utilities - 7.2%
  Constellation Energy Group              139,500                8,047,755
  PPL Corp.                               234,800               13,942,424
  Public Service Enterprise Group,
    Inc.(d)                               207,100               12,595,822
  Questar Corp.                           150,000                9,885,000
  Reliant Energy, Inc.(b)                 738,700                9,145,106

                                                               -----------
                                                                53,616,107
                                                               -----------
Entertainment & Leisure - 1.6%
  Alliance Gaming Corp.(b)                180,300                2,527,806
  Hilton Hotels Corp.                     393,300                9,380,205

                                                               -----------
                                                                11,908,011
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance - 7.9%
  Ambac Financial Group, Inc.             196,450              $13,704,352
  Capital One Financial Corp.(d)          104,700                8,377,047
  CIT Group, Inc.                         327,600               14,076,972
  Freedom Pay, Inc.(c)                     43,051                      431
  H&R Block, Inc.                         147,900                8,629,965
  Mellon Financial Corp.                  155,100                4,449,819
  Nuveen Investments - Class A            250,600                9,427,572

                                                               -----------
                                                                58,666,158
                                                               -----------
Food & Agriculture - 2.6%
  Dean Foods Co.(b)                       180,900                6,374,916
  Del Monte Foods Co.(b)                1,093,200               11,773,764
  Treehouse Foods, Inc.(b)                 36,180                1,031,492

                                                               -----------
                                                                19,180,172
                                                               -----------
Insurance - 7.6%
  Allmerica Financial Corp.(b)            316,200               11,727,858
  Assurant, Inc.                          128,100                4,624,410
  Axis Capital Holdings Ltd.              340,300                9,630,490
  Endurance Specialty Holdings
    Ltd.
                                          224,500                8,490,590
  Everest Re Group Ltd.
                                          102,500                9,532,500
  Radian Group, Inc.                      269,400               12,721,068

                                                               -----------
                                                                56,726,916
                                                               -----------
Manufacturing - 11.3%
  American Standard Co., Inc.
                                          171,100                7,172,512
  Briggs & Stratton Corp.
                                          187,500                6,491,250
  Brunswick Corp.                         217,900                9,439,428
  ITT Industries, Inc.                    126,000               12,301,380
  Jones Apparel Group, Inc.               331,200               10,280,448
  Newell Rubbermaid, Inc.(d)              357,900                8,532,336
  The Sherwin-Williams Co.                272,400               12,827,316
  Snap-On, Inc.                           298,200               10,228,260
  York International Corp.
                                          175,100                6,653,800

                                                               -----------
                                                                83,926,730
                                                               -----------
Measuring & Controlling Devices -
1.0%
  Thermo Electron Corp.(b)                282,900                7,601,523
                                                               -----------
Medical & Medical Services - 1.2%
  MedImmune, Inc.(b)
                                          144,300                3,855,696
  Universal Health Services, Inc.
                                           82,700                5,142,286

                                                               -----------
                                                                 8,997,982
                                                               -----------
Medical Instruments & Supplies - 1.3%
  Hillenbrand Industries, Inc.            196,600                9,938,130
                                                               -----------
Metal & Mining - 1.6%
  CONSOL Energy, Inc.
                                          220,000               11,787,600
                                                               -----------
Motor Vehicles - 0.6%
  American Axle & Manufacturing
    Holdings, Inc.(d)                     186,900                4,722,963
                                                               -----------
Oil & Gas - 6.6%
  Diamond Offshore Drilling, Inc.         180,500                9,644,115
  EOG Resources, Inc.(d)                  224,200               12,734,560
  KeySpan Corp.(d)                        207,300                8,437,110
  Newfield Exploration Co.(b)
                                          288,800               11,520,232
  Pioneer Natural Resources Co.
                                          161,200                6,783,296

                                                               -----------
                                                                49,119,313
                                                               -----------
Paper & Forest Products - 0.9%
  Bowater, Inc.
                                          208,700                6,755,619
                                                               -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 1.2%
  Watson Pharmaceuticals, Inc.(b)       293,900       $ 8,687,684
                                                      -----------
Publishing & Printing - 2.7%
  Dow Jones & Company, Inc.(d)          218,700         7,752,915
  R.R. Donnelley & Sons Corp.           365,800        12,623,758

                                                      -----------
                                                       20,376,673
                                                      -----------
Railroad & Shipping - 0.9%
  CSX Corp.                             130,600         5,571,396
                                                      -----------
Real Estate - 4.4%
  Boston Properties, Inc.(d)            182,300        12,761,000
  Cendant Corp.                         551,500        12,337,055
  Reckson Associates Realty
    Corp.                               217,100         7,283,705

                                                      -----------
                                                       32,381,760
                                                      -----------
Restaurants - 0.3%
  Wendy's International, Inc.            39,200         1,867,880
                                                      -----------
Retail Merchandising - 6.7%
  AnnTaylor Stores Corp.(b)             262,900         6,383,212
  Federated Department Stores,
    Inc.(d)                             170,600        12,501,568
  Jarden Corp.(b)                        51,500         2,776,880
  The Kroger Co.(b)                     567,100        10,791,913
  Linens 'n Things, Inc.(b)             302,600         7,159,516
  Office Depot, Inc.(b)                 436,000         9,958,240

                                                      -----------
                                                       49,571,329
                                                      -----------
Security Brokers & Dealers - 1.0%
  Janus Capital Group, Inc.(d)          495,500         7,452,320
                                                      -----------
Semiconductors & Related Devices - 1.3%
  Cypress Semiconductor Corp.(b)        514,900         6,482,591
  Teradyne, Inc.(b)                     262,600         3,143,322

                                                      -----------
                                                        9,625,913
                                                      -----------
Telecommunications - 0.9%
  Scientific-Atlanta, Inc.              198,000         6,587,460
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $623,507,152)                                 720,158,683
                                                      -----------

                                                PAR/SHARES
                                   MATURITY       (000)           VALUE
                                  ----------   -----------   --------------
SHORT TERM INVESTMENTS - 12.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                         07/01/05     $10,000       $10,000,001
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                   11/07/05      11,356        11,355,527
    3.51%(e)(f)                   11/14/05       3,786         3,785,723
  Galileo Money Market Fund                      9,665         9,665,202
  Institutional Money Market
    Trust(f)                                    54,276        54,276,018

                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $89,082,471)                                          89,082,471
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES -
  109.0%
  (Cost $712,589,623(a))                    809,241,154
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (9.0)%
  (Including $69,417,269 of
  payable upon return of securities
  loaned)                                   (66,719,089)
                                            -----------
NET ASSETS - 100.0%                        $742,522,065
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $716,369,498. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $114,753,577
      Gross unrealized depreciation                                      (21,881,921)
                                                                         ------------
                                                                         $92,871,656
                                                                         ============

 (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $2,599 which represents less than 0.01% of net assets.
 (d) Total or partial securities on loan.
 (e) Rates shown are the rates as of June 30, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MID-CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2005(UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 99.2%
Advertising - 1.5%
  Getty Images, Inc.(b)(c)                88,700               $6,586,862
                                                               ----------
Aerospace - 1.5%
  Alliant Techsystems, Inc.(c)          104,500                 7,377,700
                                                               ----------
Banks - 0.6%
  City National Corp.                    37,800                 2,710,638
                                                               ----------
Broadcasting - 2.4%
  CKX, Inc.(c)                          307,700                 3,958,560
  Univision Communications, Inc. -
    Class A(b)(c)                       243,600                 6,711,180

                                                               ----------
                                                               10,669,740
                                                               ----------
Business Services - 3.3%
  Alliance Data Systems
    Corp.(b)(c)                         155,400                 6,303,024
  The Corporate Executive Board
    Co.                                  75,400                 5,906,082
  Equifax, Inc.                          71,300                 2,546,123

                                                               ----------
                                                               14,755,229
                                                               ----------
Computer Software & Services - 10.8%
  Adobe Systems, Inc.(b)                179,400                 5,134,428
  CACI International, Inc.(c)            64,300                 4,061,188
  Ceridian Corp.(c)                     465,600                 9,069,888
  Foundry Networks, Inc.(c)             251,100                 2,166,993
  Mercury Interactive Corp.(b)(c)        78,200                 2,999,752
  Navteg Corp.(c)                       207,400                 7,711,132
  Salesforce.Com, Inc.(c)                56,500                 1,157,120
  VeriSign, Inc.(b)(c)                  328,600                 9,450,536
  VERITAS Software Corp.(c)             278,423                 6,793,521

                                                               ----------
                                                               48,544,558
                                                               ----------
Containers - 1.2%
  Owens-Illinois, Inc.(c)               211,400                 5,295,570
                                                               ----------
Electronics - 3.1%
  Amphenol Corp.                        137,800                 5,535,426
  Cogent, Inc.(c)                       125,400                 3,580,170
  National Semiconductor Corp.          223,156                 4,916,127

                                                               ----------
                                                               14,031,723
                                                               ----------
Entertainment & Leisure - 5.1%
  GTECH Holdings Corp.                  141,900                 4,149,156
  Marriott International, Inc. -
    Class A                              78,100                 5,327,982
  Marvel Enterprises, Inc.(c)           261,300                 5,152,836
  Orient-Express Hotels Ltd. -
    Class A                             108,400                 3,433,028
  Starwood Hotels & Resorts
    Worldwide, Inc.                      81,200                 4,755,884

                                                               ----------
                                                               22,818,886
                                                               ----------
Finance - 3.5%
  Chicago Mercantile Exchange(b)         16,900                 4,993,950
  Nuveen Investments - Class A           70,900                 2,667,258
  Providian Financial Corp.(c)          191,000                 3,367,330
  T. Rowe Price Group, Inc.              74,200                 4,644,920

                                                               ----------
                                                               15,673,458
                                                               ----------
Insurance - 2.3%
  Aetna, Inc.                            27,700                 2,294,114
  WellPoint, Inc.(c)                    112,800                 7,855,392

                                                               ----------
                                                               10,149,506
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Manufacturing - 4.4%
  Pentair, Inc.                         192,000                $8,219,520
  Sealed Air Corp.(c)                   132,000                 6,572,280
  The Warnaco Group, Inc.(c)            220,000                 5,115,000

                                                               ----------
                                                               19,906,800
                                                               ----------
Medical & Medical Services - 8.9%
  Caremark Rx, Inc.(c)                  158,600                 7,060,872
  Community Health Systems,
    Inc.(c)                             254,800                 9,628,892
  Coventry Health Care, Inc.(c)
                                         69,000                 4,881,750
  Medco Health Solutions, Inc.(c)
                                        136,300                 7,272,968
  Omnicare, Inc.                        127,500                 5,409,825
  Triad Hospitals, Inc.(c)               99,975                 5,462,634

                                                               ----------
                                                               39,716,941
                                                               ----------
Medical Instruments & Supplies - 8.4%
  C.R. Bard, Inc.
                                        105,600                 7,023,456
  Charles River Laboratories
    International, Inc.(c)              185,900                 8,969,675
  Cytyc Corp.(c)                        299,900                 6,615,794
  Fisher Scientific International,
    Inc.(c)                              72,900                 4,731,210
  Kinetic Concepts, Inc.(c)              32,900                 1,974,000
  PerkinElmer, Inc.                     192,600                 3,640,140
  Varian Medical Systems, Inc.(c)       123,100                 4,595,323

                                                               ----------
                                                               37,549,598
                                                               ----------
Metal & Mining - 4.4%
  CONSOL Energy, Inc.                   177,500                 9,510,450
  Massey Energy Co.
                                        115,400                 4,352,888
  MSC Industrial Direct Co., Inc.
                                        174,400                 5,886,000

                                                               ----------
                                                               19,749,338
                                                               ----------
Oil & Gas - 6.9%
  ENSCO International, Inc.             122,600                 4,382,950
  EOG Resources, Inc.(b)                239,800                13,620,640
  Newfield Exploration Co.(c)           201,600                 8,041,824
  Noble Corp.
                                         76,900                 4,730,119

                                                               ----------
                                                               30,775,533
                                                               ----------
Personal Services - 1.1%
  Corinthian Colleges, Inc.(c)          144,200                 1,841,434
  Laureate Education, Inc.(c)            67,400                 3,225,764

                                                               ----------
                                                                5,067,198
                                                               ----------
Pharmaceuticals - 1.5%
  Shire Pharmaceuticals Group
    PLC - ADR
                                        210,856                 6,916,077
                                                               ----------
Restaurants - 1.1%
  Ruby Tuesday, Inc.                    187,100                 4,845,890
                                                               ----------
Retail Merchandising - 10.0%
  Aeropostale, Inc.(c)                  137,000                 4,603,200
  Bed, Bath & Beyond, Inc.(c)           156,500                 6,538,570
  CDW Corp.
                                         82,100                 4,687,089
  Chico's FAS, Inc.(b)(c)
                                        252,100                 8,641,988
  Coach, Inc.(c)                        108,800                 3,652,416
  Foot Locker, Inc.                     177,200                 4,823,384
  Staples, Inc.                         159,472                 3,399,943
  Williams-Sonoma, Inc.(c)
                                        211,500                 8,369,055

                                                               ----------
                                                               44,715,645
                                                               ----------

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005(UNAUDITED)

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   --------------
COMMON STOCKS (Continued)
Semiconductors & Related Devices - 3.7%
  Altera Corp.(c)                       343,600       $ 6,810,152
  Lam Research Corp.(b)(c)              165,100         4,777,994
  Linear Technology Corp.               131,600         4,828,404

                                                      -----------
                                                       16,416,550
                                                      -----------
Telecommunications - 12.4%
  ADTRAN, Inc.                          187,300         4,643,167
  Amdocs Ltd.                           253,600         6,702,648
  American Tower Corp. - Class
    A(c)                                385,100         8,094,802
  Avid Technology, Inc.(b)(c)           187,300         9,979,344
  Harris Corp.                          208,500         6,507,285
  Neustar, Inc. - Class A(c)             17,600           450,560
  Nextel Partners, Inc. - Class
    A(b)(c)                             436,400        10,984,188
  Scientific-Atlanta, Inc.              180,100         5,991,927
  Syniverse Holdings, Inc.(c)           147,100         2,059,400

                                                      -----------
                                                       55,413,321
                                                      -----------
Waste Management - 1.1%
  Stericycle, Inc.(c)                    97,600         4,911,232
                                                      -----------
TOTAL COMMON STOCKS
  (Cost $358,666,975)                                 444,597,993
                                                      -----------

WARRANTS - 0.0%
  Dime Bancorp, Inc. (expiring
    11/22/05)(c)                        57,900       10,422
  MicroStrategy, Inc. (expiring
    06/24/07)(c)(d)                     13                2

                                                     ------
TOTAL WARRANTS
  (Cost $17,331)                                     10,424
                                                     ------

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   -------------
SHORT TERM INVESTMENTS - 11.2%
  Banco Santader, Certificate of
    Deposit
    3.16%(e)                       05/10/06     $  107        $  107,499
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                    11/07/05     15,733        15,732,782
    3.51%(e)(f)                    11/14/05      1,307         1,307,144
  Institutional Money Market
    Trust(e)                                    33,236        33,236,430

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $50,383,855)                                          50,383,855
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES -  110.4%
  (Cost $409,068,161(a))                    494,992,272
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (10.4)%
  (Including $50,383,855 of
  payable upon return of
  securities loaned)                        (46,647,534)
                                            -----------
NET ASSETS - 100.0%                        $448,344,738
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $409,382,988. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $89,743,482
      Gross unrealized depreciation                                       (4,134,198)
                                                                         -----------
                                                                         $85,609,284
                                                                         ===========

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $2 which represents less than 0.01% of net assets.

 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                AURORA PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 99.6%
Aerospace - 4.9%
  AAR Corp.(b)             365,892   $  5,748,163
  Alliant Techsystems,     281,300     19,859,780
Inc.(b)
  Esterline                533,700     21,390,696
Technologies Corp.(b)
  Goodrich Corp.           532,300     21,803,008
  HEICO Corp.(c)           650,300     15,223,523
  Teledyne                 477,700     15,563,466
Technologies, Inc.(b)
  The Titan Corp.(b)    1,007,000      22,899,180
  Triumph Group,          360,000      12,513,600
Inc.(b)

                                     ------------
                                      135,001,416
                                     ------------
Banks - 5.8%
  City National Corp.     457,900      32,836,009
  First Niagara           885,200      12,906,216
Financial Group, Inc.
  Hudson City Bancorp,  1,299,000      14,821,590
Inc.
  Popular, Inc.           612,500      15,428,875
  Sovereign Bancorp,    1,477,400      33,005,116
Inc.(c)
  Sterling Bancshares,  1,190,941      18,531,042
Inc.
  TD Banknorth, Inc.      329,538       9,820,232
  Zions Bancorp           311,200      22,882,536

                                     ------------
                                      160,231,616
                                     ------------
Broadcasting - 0.7%
  Entercom                317,100      10,556,259
Communications Corp.(b)
  Gray Communications,    735,100       8,865,306
Inc.

                                     ------------
                                       19,421,565
                                     ------------
Business Services - 3.0%
  The Brink's Co.         967,100      34,815,600
  Hiedrick & Struggles
International,
    Inc.(b)               753,700      19,656,496
  NCO Group, Inc.(b)      519,900      11,245,437
  Stewart Enterprises,  2,761,200      18,058,248
Inc. - Class A

                                     ------------
                                       83,775,781
                                     ------------
Chemicals - 1.8%
  Ashland, Inc.(b)(c)     142,000      10,205,540
  Church & Dwight Co.,    491,200      17,781,440
Inc.
  Minerals                154,000       9,486,400
Technologies, Inc.
  Omnova Solutions,     1,281,733       5,972,876
Inc.(b)
  Sensient Technologies   265,276       5,467,338
Corp.(c)

                                     ------------
                                       48,913,594
                                     ------------
Computer & Office Equipment - 0.7%
  Electronics for         875,300      18,416,312
                                     ------------
Imaging, Inc.(b)
Computer Software & Services - 4.1%
  Ceridian Corp.(b)       814,000      15,856,720
  CIBER, Inc.(b)          351,979       2,808,792
  DST Systems, Inc.(b)    413,176      19,336,638
  MRO Software, Inc.(b)   854,440      12,483,368
  ProQuest Co.(b)         433,900      14,227,581
  Symantec Corp.(b)       630,900      13,715,766
  Tech Data Corp.(b)      639,200      23,401,112
  Veritas DGC, Inc.(b)    403,800      11,201,412

                                     ------------
                                      113,031,389
                                     ------------
Construction - 2.2%
  Apogee Enterprises,     948,496      14,578,384
Inc.
  Champion Enterprises, 1,497,400      14,884,156
Inc.(b)
  ElkCorp                 420,200      11,996,710
  Martin Marietta         296,600      20,500,992
Materials, Inc.

                                     ------------
                                       61,960,242
                                     ------------

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Containers - 2.5%
  Owens-Illinois,       1,215,200    $ 30,440,760
Inc.(b)
  Packaging Corp. of      880,900      18,542,945
America(c)
  Pactiv Corp.(b)         322,200       6,953,076
  Smurfit-Stone         1,257,300      12,786,741
Container Corp.(b)

                                     ------------
                                       68,723,522
                                     ------------
Electronics - 1.0%
  Amphenol Corp.          314,000      12,613,379
  AVX Corp.(c)
                          437,900       5,307,348
  Excel Technology, Inc.(b)
                          300,286       7,296,950
  Technitrol, Inc.        217,189       3,068,881

                                     ------------
                                       28,286,558
                                     ------------
Energy & Utilities -
4.2%
  CMS Energy            1,828,900      27,543,234
Corp.(b)(c)
  Constellation Energy    254,797      14,699,239
Group
  DPL, Inc.               657,800      18,056,610
  UGI Corp.               584,800      16,315,920
  Westar Energy, Inc.     660,100      15,862,203
  Wisconsin Energy Corp.
                          618,400      24,117,600

                                     ------------
                                      116,594,806
                                     ------------
Entertainment & Leisure
- 3.3%
  Boyd Gaming Corp.(c)    222,500      11,376,425
  Gaylord Entertainment Co.(b)
                          438,400      20,381,216
  GTECH Holdings Corp.(c)
                          916,300      26,792,612
  Hollywood Park, Inc.(b1,044,600      20,432,376
  Steiner Leisure Ltd.    324,100      12,014,387

                                     ------------
                                       90,997,016
                                     ------------
Finance - 4.3%
  Accredited Home Lenders Holding
    Co.(b)(c)
                          253,100      11,136,400
  Affiliated Managers Group,
    Inc.(b)(c)
                          530,900      36,276,397
  American Capital Strateg471,100      17,011,421
Ltd.(c)
  CIT Group, Inc.         370,300      15,911,791
  MCG Capital Corp.     1,057,700      18,065,516
  MoneyGram               542,000      10,363,040
International, Inc.
  Nuveen Investments -    292,100      10,988,802
Class A

                                     ------------
                                      119,753,367
                                     ------------
Food & Agriculture - 1.4%
  American Italian Pasta Co. -
Class
    A(c)                  422,300       8,876,746
  Dean Foods Co.(b)       720,400      25,386,896
  TreeHouse Foods, Inc.(b)144,080       4,107,721

                                     ------------
                                       38,371,363
                                     ------------
Furniture - 1.4%
  Steelcase, Inc.         562,400       7,789,240
  Walter Industries,      765,200      30,761,040
Inc.(c)

                                     ------------
                                       38,550,280
                                     ------------
Insurance - 10.1%
  Allmerica Financial Corp.(b)
                          948,200      35,168,738
  AmerUs Group Co.(c)
                          346,800      16,663,740
  Cigna Corp.             194,800      20,849,444
  Harleysville Group,     488,777      10,210,552
Inc.
  Hub International       678,600      13,225,914
Ltd.
  Humana, Inc.(b)         874,000      34,732,760
  Montpelier Re           803,925      27,799,726
Holdings Ltd.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Insurance (Continued)
  Odyssey Re Holdings      747,700   $ 18,453,236
Corp.(c)
  Ohio Casualty Corp.      939,100     22,707,438
  Platinum Underwriters    501,300     15,951,366
Holdings Ltd.
  Radian Group, Inc.       698,200     32,969,004
  United America           881,700     15,156,423
Indemnity Ltd.(b)
  Universal American
Financial
    Corp.(b)               600,000     13,572,000

                                     ------------
                                      277,460,341
                                     ------------
Machinery & Heavy Equipment - 3.1%
  Flowserve Corp.(b)       306,600      9,277,716
  JLG Industries, Inc.     588,000     16,158,240
  The Manitowoc Co.,       653,400     26,802,468
Inc.
  Stewart & Stevenson      504,700     11,436,502
Services, Inc.
  Wabtec Corp.          1,025,337      22,024,239

                                     ------------
                                       85,699,165
                                     ------------
Manufacturing - 7.8%
  Belden CDT, Inc.        738,900      15,664,680
  Briggs & Stratton       408,700      14,149,194
Corp.(c)
  Brunswick Corp.         563,400      24,406,488
  Crown Holdings,       1,731,200      24,634,976
Inc.(b)
  Herley Microwave        929,000      16,944,960
Systems, Inc.(b)
  K2, Inc.(b)           1,088,000      13,795,840
  Ladish Co., Inc.(b)     738,100       7,373,619
  Playtex Products,     1,455,500      15,661,180
Inc.(b)
  Rinker Group Ltd. -     540,200      28,679,218
ADR
  Roper Industries,       254,400      18,156,528
Inc.
  Russell Corp.           751,100      15,359,995
  Tredegar Corp.          609,100       9,501,960
  Valmont Industries,     437,169      11,278,960
Inc.

                                     ------------
                                      215,607,598
                                     ------------
Measuring & Controlling Devices -
0.7%
  LeCroy Corp.(b)         513,133       7,055,579
  Watts Water             353,400      11,835,366
Technologies, Inc.

                                     ------------
                                       18,890,945
                                     ------------
Medical & Medical Services - 4.3%
  Davita, Inc.(b)         312,300      14,203,404
  LifePoint Hospitals,    656,336      33,158,095
Inc.(b)
  RehabCare Group,        744,800      19,908,504
Inc.(b)
  STERIS Corp.            861,500      22,200,855
  Triad Hospitals,        526,200      28,751,568
Inc.(b)

                                     ------------
                                      118,222,426
                                     ------------
Medical Instruments & Supplies -
3.5%
  Bausch & Lomb, Inc.     464,300      38,536,900
  Cytyc Corp.(b)          193,300       4,264,198
  Fisher Scientific
International,
    Inc.(b)               399,500      25,927,550
  ICU Medical, Inc.(b)    363,200      11,684,144
  Viasys Healthcare,      702,900      15,878,511
Inc.(b)

                                     ------------
                                       96,291,303
                                     ------------
Metal & Mining - 2.3%
  Alpha Natural           739,300      17,654,484
Resources, Inc.(b)
  Massey Energy Co.(c)    702,900      26,513,388
  RTI International       602,800      18,933,948
Metals, Inc.(b)

                                     ------------
                                       63,101,820
                                     ------------
Motor Vehicles - 0.9%
  Oshkosh Truck Corp.     307,800      24,094,584
                                     ------------

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Oil & Gas - 3.5%
  Core Laboratories       692,800    $ 18,580,896
NV(b)
  EOG Resources, Inc.     615,800      34,977,440
  Global Industries,    1,388,400      11,801,400
Inc.(b)
  Vintage Petroleum,      991,000      30,195,770
Inc.

                                     ------------
                                       95,555,506
                                     ------------
Paper & Forest Products - 2.0%
  Caraustar Industries, Inc.(b)
                          788,021       8,274,220
  Kadant, Inc.(b)       1,214,600      26,636,178
  Rayonier, Inc.          396,233      21,012,236

                                     ------------
                                       55,922,634
                                     ------------
Pharmaceuticals - 0.3%
  Valeant
Pharmaceuticals
Interna-
    tional(c)             500,100       8,816,763
                                     ------------
Publishing & Printing - 0.6%
  Journal Register Co.(b)
                        1,012,800      17,734,128
                                     ------------
Railroad & Shipping - 0.4%
  RailAmerica, Inc.(b)    956,000      11,376,400
                                     ------------
Real Estate - 2.8%
  Heritage Property       484,700      16,974,194
Investment Trust
  Highland Hospitality    594,600       6,213,570
Corp.
  Host Marriott Corp.   1,536,700      26,892,250
  Ryland Group, Inc.      373,500      28,337,445

                                     ------------
                                       78,417,459
                                     ------------
Restaurants - 1.1%
  CKE Restaurants, Inc.   982,900      13,681,968
  O'Charley's, Inc.(b)    367,100       6,482,986
  Papa John's             260,100      10,396,197
International, Inc.(b)

                                     ------------
                                       30,561,151
                                     ------------
Retail Merchandising - 7.0%
  AnnTaylor Stores Corp.1,124,300      27,298,004
  BJ's Wholesale Club,  1,182,600      38,422,674
Inc.(b)(c)
  Christopher & Banks   1,140,100      20,818,226
Corp.
  Federated Department Stores,
    Inc.(c)
                          327,500      23,999,200
  Longs Drug Stores Corp.
                          452,979      19,500,746
  Reebok International Ltd477,100      19,957,093
  Regis Corp.             358,100      13,994,548
  Saks, Inc.(b)         1,540,600      29,225,182

                                     ------------
                                      193,215,673
                                     ------------
Security Brokers &
Dealers - 0.6%
  A.G. Edwards, Inc.
                          366,400      16,542,960
                                     ------------
Semiconductors & Related Devices - 1.5%
  Cypress Semiconductor 1,012,900      12,752,411
  IXYS Corp.(b)           701,271       9,944,023
  Novellus Systems,       775,100      19,152,721
Inc.(b)(c)

                                     ------------
                                       41,849,155
                                     ------------
Telecommunications -
4.1%
  Amdocs Ltd.
                          521,100      13,772,672
  Anaren, Inc.(b)
                          934,170      12,284,336
  Cablevision Systems New York
    Group - Class A(b)    519,000      16,711,800
  Nextel Partners, Inc. 1,368,100      34,435,077
- Class A(b)(c)
  Premiere Global       1,466,600      16,557,914
Services, Inc.(b)
  Scientific-Atlanta,     565,500      18,814,185
Inc.

                                     ------------
                                      112,575,984
                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          AURORA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES        VALUE
                        ----------- ----------------
COMMON STOCKS (Continued)
Transportation - 1.6%
  Kirby Corp.(b)           251,300   $   11,333,630
  Laidlaw                1,363,500       32,860,350
International, Inc.(b)

                                     --------------
                                         44,193,980
                                     --------------
TOTAL COMMON STOCKS
  (Cost $2,205,911,202)               2,748,158,802
                                     --------------

                                                          PAR/SHARES
                                             MATURITY       (000)
                                            ----------   -----------
SHORT TERM INVESTMENTS - 11.1%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                                   07/01/05     $20,000            20,000,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                             11/07/05      29,791            29,790,982
    3.51%(d)(e)                             11/14/05       9,693             9,692,644
  Galileo Money Market Fund                                9,046             9,045,908
  Institutional Money Market
    Trust(d)                                             236,368           236,368,258

                                                                           -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $304,897,792)                                                      304,897,792
                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES -  110.7%
  (Cost $2,510,808,994(a))                                               3,053,056,594
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (10.7)%
  (including $275,851,884 of
  payable upon return of securities
  loaned)                                                                 (295,001,666)
                                                                         -------------
NET ASSETS - 100.0%                                                     $2,758,054,928
                                                                        ==============

-------------------

 (a) Cost for Federal income tax purposes is $2,515,903,483. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $573,913,247
      Gross unrealized depreciation                                       (36,760,136)
                                                                         ------------
                                                                         $537,153,111
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         SMALL/MID CAP GROWTH PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 97.2%
Advertising - 0.8%
  Getty Images, Inc.(b)   29,000     $ 2,153,540
                                     -----------
Aerospace - 0.8%
  Alliant Techsystems,    30,600       2,160,360
                                     -----------
Inc.(b)
Air Transportation - 0.2%
  ExpressJet Holdings,    68,600         583,786
                                     -----------
Inc.(b)
Banks - 0.5%
  UCBH Holdings,          82,964       1,347,334
                                     -----------
Inc.(c)
Broadcasting - 1.3%
  CKX, Inc.(b)(c)       189,700        2,440,490
  Radio One, Inc. -     107,300        1,370,222
Class D(b)

                                     -----------
                                       3,810,712
                                     -----------
Business Services - 9.2%
  Advisory Board Co.(b)  61,500        2,997,510
  The Corporate          49,200        3,853,836
Executive Board Co.
  CoStar Group, Inc.(b)  39,900        1,739,640
  Digitas, Inc.(b)      597,500        6,817,475
  Equifax, Inc.          60,700        2,167,597
  Gartner, Inc. - Class 196,400        2,085,768
A(b)
  Global Payments, Inc.  42,500        2,881,500
  Navigant Consulting,  189,500        3,346,570
Inc.(b)(c)

                                     -----------
                                      25,889,896
                                     -----------
Chemicals - 1.2%
  Agrium, Inc.(c)       169,800        3,329,778
                                     -----------
Computer & Office Equipment - 1.0%
  Hutchinson             69,900        2,691,849
                                     -----------
Technology, Inc.(b)(c)
Computer Software & Services -
11.3%
  Anteon International   98,200        4,479,884
Corp.(b)(c)
  Autobytel, Inc.(b)(d)  73,042          352,793
  BEA Systems, Inc.(b)  254,500        2,234,510
  Borland Software      422,100        2,895,606
Corp.(b)
  CACI International,    66,500        4,200,140
Inc.(b)
  Ceridian Corp.(b)     111,600        2,173,968
  Foundry Networks,     236,100        2,037,543
Inc.(b)
  Hyperion Solutions     53,500        2,152,840
Corp.(b)
  McData Corp. - Class  707,700        2,830,800
A(b)
  SonicWALL, Inc.(b)    733,200        3,951,948
  Take-Two Interactive
Software,
    Inc.(b)(c)           54,400        1,384,480
  VeriFone Holdings,    194,500        3,160,625
Inc.(b)

                                     -----------
                                      31,855,137
                                     -----------
Construction - 0.8%
  Jacobs Engineering     39,500        2,222,270
                                     -----------
Group, Inc.(b)
Entertainment & Leisure - 5.0%
  GTECH Holdings Corp.   75,000        2,193,000
  Marvel Enterprises,   102,500        2,021,300
Inc.(b)
  Orient-Express Hotels
Ltd. - Class
    A                    94,800        3,002,316
  Scientific Games
Corp. - Class
    A(b)(c)              87,100        2,345,603
  Station Casinos, Inc.  70,200        4,661,280

                                     -----------
                                      14,223,499
                                     -----------
Finance - 3.6%
  Affiliated Managers
Group,
    Inc.(b)(c)           85,300        5,828,549
  Collegiate Funding     25,000          364,500
Services(b)
  International
Securities Exchange,
    Inc. - Class          4,700          118,017
A(b)(c)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Finance (Continued)
  Nuveen Investments -   34,900      $ 1,312,938
Class A
  Wright Express Corp.(b142,600        2,633,822

                                     -----------
                                      10,257,826
                                     -----------
Insurance - 1.4%
  Bristol West Holdings,221,500        4,053,450
                                     -----------
Manufacturing - 1.8%
  Actuant Corp. - Class A41,900        2,008,686
  The Warnaco Group,    131,000        3,045,750
Inc.(b)

                                     -----------
                                       5,054,436
                                     -----------
Medical & Medical Services - 10.9%
  Accredo Health, Inc.(b)57,300        2,601,420
  Community Health      177,600        6,711,504
Systems, Inc.(b)
  Coventry Health Care,  42,100        2,978,575
Inc.(b)
  Digene Corp.(b)        97,400        2,696,032
  Martek Biosciences     76,900        2,918,355
Corp.(b)
  Noven                 155,300        2,714,644
Pharmaceuticals,
Inc.(b)
  Omnicare, Inc.         64,700        2,745,221
  Pediatrix Medical      40,100        2,948,954
Group, Inc.(b)
  Triad Hospitals,       84,200        4,600,688
Inc.(b)

                                     -----------
                                      30,915,393
                                     -----------
Medical Instruments & Supplies -
7.1%
  Advanced Medical      162,700        6,467,325
Optics, Inc.(b)
  Animas Corp.(b)(c)    158,500        3,193,775
  The Cooper Cos., Inc.  54,700        3,329,042
  Hologic, Inc.(b)(c)    38,100        1,514,475
  Kyphon, Inc.(b)(c)     82,500        2,870,175
  Wright Medical Group, 104,800        2,798,160
Inc.(b)

                                     -----------
                                      20,172,952
                                     -----------
Metal & Mining - 2.9%
  Alpha Natural         113,900        2,719,932
Resources, Inc.(b)
  CONSOL Energy, Inc.    39,800        2,132,484
  Massey Energy Co.      89,000        3,357,080

                                     -----------
                                       8,209,496
                                     -----------
Motor Vehicles - 1.0%
  Wabash National Corp. 116,500        2,822,795
                                     -----------
Oil & Gas - 6.8%
  Airgas, Inc.
                        163,900        4,043,413
  Diamond Offshore Drilli39,500 .      2,110,485
  Energy Partners        81,200        2,128,252
Ltd.(b)
  ENSCO International, In79,100        2,827,825
  National-Oilwell,      45,700        2,172,578
Inc.(b)
  Pride International,  117,100        3,009,470
Inc.(b)
  Vintage Petroleum,     96,500        2,940,355
Inc.

                                     -----------
                                      19,232,378
                                     -----------
Personal Services - 3.8%
  Corinthian Colleges, Inc.(b)(c)
                        133,400        1,703,518
  Educate, Inc.(b)      192,600        2,725,290
  Laureate Education,   133,400        6,384,524
Inc.(b)

                                     -----------
                                      10,813,332
                                     -----------
Pharmaceuticals - 1.2%
  Alkermes, Inc.(b)(c)  264,800        3,500,656
                                     -----------
Restaurants - 2.9%
  AFC Enterprises,       91,700        1,208,606
Inc.(b)
  RARE Hospitality
International,
    Inc.(b)             185,600        5,655,232

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   SMALL/MID CAP GROWTH PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Restaurants (Continued)
  Texas Roadhouse,         35,000    $  1,216,250
Inc.(b)

                                     ------------
                                        8,080,088
                                     ------------
Retail Merchandising - 7.4%
  99 Cents Only            56,600         719,386
Stores(b)
  Aeropostale, Inc.(b)     90,300       3,034,080
  Central Garden & Pet     79,100       3,885,392
Co.(b)
  Coldwater Creek,         95,800       2,386,378
Inc.(b)
  Dick's Sporting          63,115       2,435,608
Goods, Inc.(b)
  DSW, Inc. - Class         7,600         189,620
A(b)
  Hot Topic, Inc.(b)      121,400       2,321,168
  Reebok International     51,000       2,133,330
Ltd.
  Too, Inc.(b)             99,200       2,318,304
  Williams-Sonoma,         35,000       1,384,950
Inc.(b)

                                     ------------
                                       20,808,216
                                     ------------
Semiconductors & Related Devices -
4.7%
  Integrated Circuit      208,000       4,293,120
Systems, Inc.(b)
  Microsemi Corp.(b)      315,700       5,935,160
  O2Micro International   208,200       2,925,210
Ltd.

                                     ------------
                                       13,153,490
                                     ------------
Telecommunications - 8.9%
  ADTRAN, Inc.(c)         219,100       5,431,489
  Amdocs Ltd.             111,000       2,933,730
  American Tower Corp.
- Class
    A(b)(c)               283,100       5,950,762
  Avid Technology,         26,600       1,417,248
Inc.(b)
  Harris Corp.             45,500       1,420,055
  Neustar, Inc. - Class    10,900         279,040
A(b)
  Scientific-Atlanta,      95,600       3,180,612
Inc.
  SpectraLink Corp.       295,292       3,106,472
  Syniverse Holdings,     109,400       1,531,600
Inc.(b)

                                     ------------
                                       25,251,008
                                     ------------
Waste Management - 0.7%
  Stericycle, Inc.(b)      41,800       2,103,376
                                     ------------
                                      274,697,053
                                     ------------
TOTAL COMMON STOCKS
  (Cost $247,881,302)                 274,697,053
                                     ------------

                                                PAR/SHARES
                                   MATURITY       (000)          VALUE
                                  ----------   -----------   -------------
SHORT TERM INVESTMENTS - 15.3%
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                   11/07/05     $3,454        $3,453,575
    3.51%(e)(f)                   11/14/05      3,725         3,724,978
  Galileo Money Market Fund                     7,878         7,877,923
  Institutional Money Market
    Trust(f)                                   28,322        28,322,215

                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $43,378,691)                                         43,378,691
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -  112.5%
  (Cost $291,259,993(a))                                                  318,075,744
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (12.5)%
  (including $35,500,768 of payable upon return of
  securities loaned)                                                      (35,258,207)
                                                                          -----------
NET ASSETS - 100.0%                                                      $282,817,537
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $292,319,734. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $32,512,083
      Gross unrealized depreciation                                       (6,756,073)
                                                                         -----------
                                                                         $25,756,010
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $352,793 which represents 0.12% of net assets.
 (e) Rates shown are the rates as of June 30, 2005.
  (f) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF JUNE 30, 2005(UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 96.8%
Banks - 9.4%
  Central Pacific Financial Corp.         28,600               $1,018,160
  First Niagara Financial Group,
    Inc.                                129,800                 1,892,484
  Flagstar Bancorp, Inc.(b)              70,000                 1,325,100
  Gold Banc Corp., Inc.                 133,700                 1,945,335
  Sterling Financial Corp.(c)            50,650                 1,894,310
  Trustmark Corp.                        66,700                 1,951,642
  Washington Federal, Inc.               65,330                 1,536,561
  Wintrust Financial Corp                14,200                   743,370

                                                               ----------
                                                               12,306,962
                                                               ----------
Beverages & Bottling - 0.5%
  NuCo2, Inc.(c)                         26,000                   667,420
                                                               ----------
Business Services - 3.6%
  The Brink's Co.                        56,800                 2,044,800
  Digitas, Inc.(c)                      106,000                 1,209,460
  Hiedrick & Struggles
    International, Inc.(c)               40,200                 1,048,416
  PHH Corp.(b)(c)                        18,700                   480,964

                                                               ----------
                                                                4,783,640
                                                               ----------
Chemicals - 0.7%
  Church & Dwight Co., Inc.              24,000                   868,800
                                                               ----------
Computer & Office
  Equipment - 1.0%
  Electronics for Imaging, Inc.(c)       34,600                   727,984
  Polycom, Inc.(c)                       39,700                   591,927

                                                               ----------
                                                                1,319,911
                                                               ----------
Computer Software &
  Services - 5.2%
  Borland Software Corp.(c)             150,400                 1,031,744
  Brooks Automation, Inc.(c)             41,800                   620,730
  Hyperion Solutions Corp.(c)            18,600                   748,464
  Manhattan Associates, Inc.(c)          48,700                   935,527
  Novatel Wireless, Inc.(c)              60,200                   750,694
  ProQuest Co.(c)                        15,600                   511,524
  Tech Data Corp.(c)                     34,100                 1,248,401
  TIBCO Software, Inc.(c)               143,300                   937,182

                                                               ----------
                                                                6,784,266
                                                               ----------
Construction - 2.0%
  Washington Group International,
    Inc.(c)                              51,200                 2,617,344
                                                               ----------
Containers - 0.4%
  Packaging Corp. of America             27,500                   578,875
                                                               ----------
Energy & Utilities - 4.0%
  Northwestern Corp.                     64,900                 2,045,648
  PNM Resources, Inc.                    77,500                 2,232,775
  Thomas & Betts Corp.(c)                35,400                   999,696

                                                               ----------
                                                                5,278,119
                                                               ----------
Entertainment & Leisure - 4.5%
  Gaylord Entertainment Co.(c)           60,800                 2,826,592
  Great Wolf Resorts, Inc.(c)            50,500                 1,032,220
  Kerzner International Ltd.(c)          21,000                 1,195,950
  MTR Gaming Group, Inc.(c)              75,300                   876,492

                                                               ----------
                                                                5,931,254
                                                               ----------
Finance - 4.5%
  Accredited Home Lenders
    Holding Co.(c)                       43,700                 1,922,800

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Finance (Continued)
  Affiliated Managers Group,
    Inc.(c)                              38,200                $2,610,206
  CompuCredit Corp.(b)(c)                 5,100                   174,828
  Irwin Financial Corp.                  55,200                 1,224,888

                                                               ----------
                                                                5,932,722
                                                               ----------
Food & Agriculture - 4.3%
  Chiquita Brands International,
    Inc.                                 48,300                 1,326,318
  Hain Celestial Group, Inc.(c)          66,700                 1,300,650
  John B. Sanfilippo & Son, Inc.(c)
                                         21,300                   491,178
  Lance, Inc.
                                         39,500                   679,795
  Ralcorp Holdings, Inc.                 16,600                   683,090
  TreeHouse Foods, Inc.(c)               41,400                 1,180,314

                                                               ----------
                                                                5,661,345
                                                               ----------
Furniture - 1.1%
  Walter Industries, Inc.                36,400                 1,463,280
                                                               ----------
Insurance - 8.0%
  Allmerica Financial Corp.(c)
                                         64,900                 2,407,141
  Aspen Insurance Holdings Ltd.
                                         50,800                 1,400,048
  Max Re Capital Ltd.                   100,000                 2,290,000
  Montpelier Re Holdings Ltd.            40,100                 1,386,658
  PXRE Group Ltd.                        54,700                 1,379,534
  Universal American Financial
    Corp.(c)                             74,600                 1,687,452

                                                               ----------
                                                               10,550,833
                                                               ----------
Machinery & Heavy
  Equipment - 0.6%
  Axcelis Technologies, Inc.(c)         117,900                   808,794
                                                               ----------
Manufacturing - 7.4%
  Actuant Corp. - Class A(c)             19,700                   944,417
  Aptargroup, Inc.                       32,200                 1,635,760
  Briggs & Stratton Corp.                35,900                 1,242,858
  Crown Holdings, Inc.(c)               111,000                 1,579,530
  Fleetwood Enterprises, Inc.(c)        152,000                 1,542,800
  Freightcar America, Inc.(c)            37,400                   741,642
  K2, Inc.(c)                           105,000                 1,331,400
  Lennox International, Inc.
                                         31,000                   656,270

                                                               ----------
                                                                9,674,677
                                                               ----------
Medical & Medical Services -
  3.0%
  Amedisys, Inc.(c)                      42,200                 1,552,116
  LifePoint Hospitals, Inc.(c)           46,500                 2,349,180

                                                               ----------
                                                                3,901,296
                                                               ----------
Medical Instruments &
  Supplies - 4.0%
  DJ Orthopedics, Inc.(c)                76,100                 2,087,423
  Sybron Dental Specialties,
    Inc.(c)
                                         57,800                 2,174,436
  Symmetry Medical, Inc.(c)
                                         41,500                   976,910

                                                               ----------
                                                                5,238,769
                                                               ----------
Metal & Mining - 2.0%
  Alpha Natural Resources, Inc.(c)       45,700                 1,091,316
  Foundation Coal Holdings, Inc.         61,300                 1,590,122

                                                               ----------
                                                                2,681,438
                                                               ----------

                                               21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005(UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Motor Vehicles - 0.7%
  Tenneco Automotive, Inc.(c)                 56,500           $     940,160
                                                               -------------
Oil & Gas - 4.0%
  Airgas, Inc.                                24,300                 599,481
  Energen Corp.                               53,800               1,885,690
  Forest Oil Corp.(c)                         15,200                 638,400
  Vintage Petroleum, Inc.                     38,400               1,170,048
  Whiting Petroleum Corp.(c)                  27,200                 987,632

                                                               -------------
                                                                   5,281,251
                                                               -------------
Paper & Forest Products - 0.6%
  Bowater, Inc.(b)                            22,400                 725,088
                                                               -------------
Publishing & Printing - 3.1%
  Banta Corp.                                 56,300               2,553,768
  PRIMEDIA, Inc.(c)                         200,300                  811,215
  Scholastic Corp.(c)                        17,900                  690,045

                                                               -------------
                                                                   4,055,028
                                                               -------------
Real Estate - 3.2%
  HomeBanc Corp.                             78,700                  715,383
  Sunstone Hotel Investors, Inc.             76,000                1,843,760
  U-Store-It Trust                           87,500                1,666,875

                                                               -------------
                                                                   4,226,018
                                                               -------------
Restaurants - 1.8%
  Landry's Restaurants, Inc.                 43,700                1,314,933
  Triarc Cos. - Class A(b)                   68,300                1,099,630

                                                               -------------
                                                                   2,414,563
                                                               -------------
Retail Merchandising - 11.0%
  AnnTaylor Stores Corp.(c)                  64,500                1,566,060
  DSW, Inc. - Class A(c)                      3,500                   87,325
  Handleman Co.                             122,800                2,027,428
  Jarden Corp.(c)                            44,000                2,372,480
  Prestige Brands Holdings,
    Inc.(c)                                  93,100                1,815,450
  RC2 Corp.(c)                               29,200                1,097,044
  Regis Corp.                                16,900                  660,452
  Saks, Inc.(c)                              82,800                1,570,716
  The Sports Authority, Inc.(c)              61,400                1,952,520
  Stage Stores, Inc.(c)                      30,100                1,312,360

                                                               -------------
                                                                  14,461,835
                                                               -------------
Semiconductors & Related
  Devices - 0.5%
  Integrated Device Technology,
    Inc.(c)                                  56,600                  608,450
                                                               -------------
Soaps & Cosmetics - 0.9%
  NU Skin Enterprises, Inc.                  52,000                1,211,600
                                                               -------------
Telecommunications - 2.2%
  ADTRAN, Inc.                               39,300                  974,247
  Dobson Communications Corp. -
    Class A(c)                              189,800                  808,548
  US Unwired, Inc.(c)                       201,500                1,172,730

                                                               -------------
                                                                   2,955,525
                                                               -------------
Transportation - 2.6%
  Laidlaw International, Inc.(c)            140,500                3,386,050
                                                               -------------
TOTAL COMMON STOCKS
  (Cost $109,661,205)                                            127,315,313
                                                               -------------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
SHORT TERM INVESTMENTS - 8.4%
  Galileo Money Market Fund             6,767,180              $   6,767,180
  Institutional Money Market
    Trust(d)                            4,252,888                  4,252,888

                                                               -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,020,068)                                              11,020,068
                                                               -------------

TOTAL INVESTMENTS IN SECURITIES -
  105.2%
  (Cost $120,681,273(a))                     138,335,381
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (5.2)%
  (Including $4,252,888 of payable
  upon return of securities loaned)           (6,880,791)
                                             -----------
NET ASSETS - 100.0%                         $131,454,590
                                            ============

-------------------

 (a) Cost for Federal income tax purposes is $120,805,690. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $20,258,509
      Gross unrealized depreciation                                       (2,728,818)
                                                                         -----------
                                                                         $17,529,691
                                                                         ===========

 (b) Total or partial securities on loan.
  (c) Non-income producing security.
 (d) Securities purchased with the cash proceeds from securities loaned.

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        SMALL CAP CORE EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 94.9%
Aerospace - 3.4%
  Aviall, Inc.(b)                       25,600                 $ 808,704
  Orbital Sciences Corp.(b)             31,650                   313,335

                                                               ---------
                                                               1,122,039
                                                               ---------
Banks - 6.4%
  Berkshire Hills Bancorp, Inc.          8,000                   266,560
  Central Pacific Financial Corp.       11,600                   412,960
  Flagstar Bancorp, Inc.(c)             23,800                   450,534
  Gold Banc Corp., Inc.                 24,850                   361,568
  NewAlliance Bancshares, Inc.          25,650                   360,382
  WSFS Financial Corp.                   4,650                   254,402

                                                               ---------
                                                               2,106,406
                                                               ---------
Broadcasting - 1.7%
  Alliance Atlantis Communi-
    cations, Inc.(b)                    11,300                   266,115
  Cumulus Media, Inc. - Class
    A(b)                                11,300                   133,114
  Gray Communications, Inc.             14,100                   170,046

                                                               ---------
                                                                 569,275
                                                               ---------
Business Services - 4.5%
  The Brink's Co.                       13,400                   482,399
  Digitas, Inc.(b)                      47,350                   540,264
  Navigant Consulting, Inc.(b)(c)       15,100                   266,665
  Watson Wyatt & Co. Holdings            5,700                   146,091

                                                               ---------
                                                               1,435,419
                                                               ---------
Chemicals - 0.4%
  Cytec Industries, Inc.                 3,500                   139,300
                                                               ---------
Computer & Office Equipment - 1.3%
  Hutchinson Technology,
    Inc.(b)(c)                          11,450                   440,940
                                                               ---------
Computer Software & Services - 4.4%
  Borland Software Corp.(b)             23,300                   159,838
  CACI International, Inc.(b)            6,100                   385,276
  Foundry Networks, Inc.(b)             22,000                   189,860
  Progress Software Corp.(b)            15,450                   465,818
  TIBCO Software, Inc.(b)               40,000                   261,600

                                                               ---------
                                                               1,462,392
                                                               ---------
Construction - 0.8%
  Chicago Bridge & Iron Co. NV -
    ADR                                 11,500                   262,890
                                                               ---------
Electronics - 0.9%
  Cubic Corp.                           16,950                   300,693
                                                               ---------
Entertainment & Leisure - 4.6%
  Gaylord Entertainment Co.(b)          10,950                   509,066
  Kerzner International Ltd.(b)          4,750                   270,512
  MTR Gaming Group, Inc.(b)             21,700                   252,588
  Orient-Express Hotels Ltd. -
    Class A                             10,300                   326,201
  Scientific Games Corp. - Class
    A(b)(c)                              5,800                   156,194

                                                               ---------
                                                               1,514,561
                                                               ---------
Finance - 2.2%
  Accredited Home Lenders
    Holding Co.(b)(c)                    7,700                   338,800
  Affiliated Managers Group,
    Inc.(b)(c)                           5,700                   389,481

                                                               ---------
                                                                 728,281
                                                               ---------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Food & Agriculture - 1.9%
  Chiquita Brands International,
    Inc.                                11,200                 $ 307,551
  John B. Sanfilippo & Son, Inc.(b)      6,950                   160,267
  Lance, Inc.
                                         9,550                   164,356

                                                               ---------
                                                                 632,174
                                                               ---------
Furniture - 1.3%
  Aaron Rents, Inc.                     17,837                   443,963
                                                               ---------
Insurance - 4.4%
  Allmerica Financial Corp.(b)          10,600                   393,154
  Max Re Capital Ltd.                   11,400                   261,060
  PXRE Group Ltd.                       10,150                   255,983
  Universal American Financial
    Corp.(b)
                                        24,250                   548,535

                                                               ---------
                                                               1,458,732
                                                               ---------
Machinery & Heavy Equipment - 0.9%
  Albany International Corp. -
    Class A                              9,100                   292,201
                                                               ---------
Manufacturing - 5.7%
  Applied Films Corp.(b)
                                         7,600                   194,560
  Aptargroup, Inc.
                                         6,900                   350,520
  Fleetwood Enterprises, Inc.(b)        16,800                   170,520
  Hexel Corp.(b)                        23,500                   397,620
  K2, Inc.(b)                           22,500                   285,300
  Roper Industries, Inc.                 6,750                   481,748

                                                               ---------
                                                               1,880,268
                                                               ---------
Medical & Medical Services - 4.8%
  Accredo Health, Inc.(b)                3,250                   147,550
  Amedisys, Inc.(b)                     13,500                   496,530
  Community Health Systems,
    Inc.(b)                              8,200                   309,878
  Digirad Corp.(b)                      38,200                   204,752
  Pediatrix Medical Group, Inc.(b)       4,450                   327,253
  VCA Antech, Inc.(b)                    4,200                   101,850

                                                               ---------
                                                               1,587,813
                                                               ---------
Medical Instruments & Supplies -
10.9%
  Charles River Laboratories
    International, Inc.(b)               6,860                   330,995
  DJ Orthopedics, Inc.(b)
                                        20,650                   566,430
  Hologic, Inc.(b)(c)
                                         7,950                   316,012
  IntraLase Corp.(b)                    24,000                   470,880
  LCA-Vision, Inc.                      11,650                   564,559
  Sybron Dental Specialties,
    Inc.(b)                             13,250                   498,465
  Symmetry Medical, Inc.(b)             21,050                   495,517
  Syneron Medical Ltd.(b)(c)             9,400                   343,946

                                                               ---------
                                                               3,586,804
                                                               ---------
Metal & Mining - 1.0%
  Foundation Coal Holdings, Inc.        13,300                   345,002
                                                               ---------
Motor Vehicles - 0.8%
  Tenneco Automotive, Inc.(b)
                                        13,300                   221,312
                                                               ---------
Oil & Gas - 10.4%
  Airgas, Inc.                          19,300                   476,131
  Cimarex Energy Co.(b)(c)               8,920                   347,077
  Double Eagle Petroleum
    Co.(b)(c)                           13,850                   239,051
  Energen Corp.
                                         9,850                   345,242
  Energy Partners Ltd.(b)
                                        11,700                   306,657

                                               23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  KCS Energy, Inc.(b)                   23,000        $  399,510
  Range Resources Corp.                 12,550           337,595
  Tel Offshore Trust                       260             2,592
  TETRA Technologies, Inc.(b)            9,950           316,908
  Tidewater, Inc.                        6,350           242,062
  Vintage Petroleum, Inc.               13,500           411,345

                                                      ----------
                                                       3,424,170
                                                      ----------
Personal Services - 2.4%
  Laureate Education, Inc.(b)           16,350           782,511
                                                      ----------
Pharmaceuticals - 0.9%
  Nabi Biopharmaceuticals(b)             6,550            99,757
  Valeant Pharmaceuticals
    International(c)                    10,950           193,048

                                                      ----------
                                                         292,805
                                                      ----------
Publishing & Printing - 0.7%
  Banta Corp.                            5,150           233,604
                                                      ----------
Real Estate - 2.0%
  Eagle Hospitality Properties
    Trust, Inc.                         32,400           295,164
  LaSalle Hotel Properties              11,050           362,550

                                                      ----------
                                                         657,714
                                                      ----------
Restaurants - 1.4%
  Texas Roadhouse, Inc.(b)              13,250           460,438
                                                      ----------
Retail Merchandising - 6.5%
  Dick's Sporting Goods, Inc.(b)(c)      8,700           335,733
  DSW, Inc. - Class A(b)                   800            19,960
  Handleman Co.                         19,300           318,643
  J. Jill Group, Inc.(b)                19,450           267,438
  Jarden Corp.(b)                        8,750           471,800
  Jos. A. Bank Clothiers, Inc.(b)(c)     5,800           251,140
  The Sports Authority, Inc.(b)         14,950           475,410

                                                      ----------
                                                       2,140,124
                                                      ----------
Semiconductors & Related Devices - 4.2%
  Integrated Circuit Systems,
    Inc.(b)                             19,300           398,352
  O2Micro International Ltd.            40,400           567,620
  Rudolph Technologies, Inc.(b)         29,000           415,570

                                                      ----------
                                                       1,381,542
                                                      ----------
Soaps & Cosmetics - 0.7%
  NU Skin Enterprises, Inc.              9,750           227,175
                                                      ----------
Telecommunications - 2.5%
  ADTRAN, Inc.                          12,200           302,438
  Arris Group, Inc.(b)                  17,700           154,167
  US Unwired, Inc.(b)                   62,100           361,422

                                                      ----------
                                                         818,027
                                                      ----------
Transportation - 0.9%
  SCS Transportation, Inc.(b)           16,300           290,140
                                                      ----------
TOTAL COMMON STOCKS
  (Cost $28,433,789)                                  31,238,715
                                                      ----------

                                                PAR/SHARES
                                   MATURITY       (000)          VALUE
                                  ----------   -----------   ------------
SHORT TERM INVESTMENTS - 15.7%
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                   11/07/05     $ 744         $ 744,018
    3.51%(d)(e)                   11/14/05       152           151,781
  Galileo Money Market Fund                    1,248         1,248,370
  Institutional Money Market
    Trust(e)                                   3,037         3,037,051

                                                             ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,181,220)                                          5,181,220
                                                             ---------

TOTAL INVESTMENTS IN SECURITIES -  110.6%
  (Cost $33,615,009(a))                     36,419,935
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (10.6)%
  (Including $3,932,850 of payable
  upon return of securities loaned)         (3,479,342)
                                            ----------
NET ASSETS - 100.0%                        $32,940,593
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $33,694,276. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $3,568,616
      Gross unrealized depreciation                                      (842,957)
                                                                       ----------
                                                                       $2,725,659
                                                                       ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Rates shown are the rates as of June 30, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 94.5%
Aerospace - 1.0%
  The Titan Corp.(b)                        234,900            $5,341,626
                                                               ----------
Air Transportation - 0.5%
  ExpressJet Holdings, Inc.(b)              336,900             2,867,019
                                                               ----------
Broadcasting - 2.9%
  CKX, Inc.(b)                              359,700             4,627,540
  Outdoor Channel Holdings,
    Inc.(b)                                 249,100             3,427,617
  Spanish Broadcasting Systems,
    Inc. - Class A(b)                       783,900             7,831,161

                                                               ----------
                                                               15,886,318
                                                               ----------
Business Services - 11.9%
  Advisory Board Co.(b)                      87,000             4,240,380
  CDI Corp.                                 228,500             5,008,720
  CoStar Group, Inc.(b)                      74,700             3,256,920
  DiamondCluster International,
    Inc.(b)                                 514,700             5,816,110
  Digitas, Inc.(b)                      1,147,010              13,087,384
  Forrester Research, Inc.(b)              62,300               1,110,809
  Gartner, Inc. - Class A(b)              372,000               3,950,640
  Global Payments, Inc.(c)                123,900               8,400,420
  Hudson Highland Group, Inc.(b)          183,700               2,863,883
  Navigant Consulting, Inc.(b)(c)         369,200               6,520,072
  Watson Wyatt & Co. Holdings             396,200              10,154,606

                                                               ----------
                                                               64,409,944
                                                               ----------
Chemicals - 1.1%
  Agrium, Inc.                            309,100               6,061,451
                                                               ----------
Computer & Office
  Equipment - 0.9%
  Hutchinson Technology, Inc.(b)          128,100               4,933,131
                                                               ----------
Computer Software &
  Services - 13.1%
  Anteon International Corp.(b)(c)        101,400               4,625,868
  The BISYS Group, Inc.(b)                404,998               6,050,670
  Borland Software Corp.(b)             1,164,200               7,986,412
  CACI International, Inc.(b)              80,200               5,065,432
  Foundry Networks, Inc.(b)               430,900               3,718,667
  Interwoven, Inc.(b)                     512,200               3,856,866
  Iomega Corp.(b)                         387,200               1,026,080
  McData Corp. - Class A(b)             1,760,678               7,042,712
  Micromuse, Inc.(b)                      228,200               1,291,612
  Progress Software Corp.(b)              201,000               6,060,150
  SkillSoft PLC - ADR(b)                1,067,430               3,682,634
  SonicWALL, Inc.(b)                    1,639,300               8,835,827
  Take-Two Interactive Software,
    Inc.(b)                               146,850               3,737,332
  VeriFone Holdings, Inc.(b)              348,700               5,666,375
  Verity, Inc.(b)                         265,100               2,324,927

                                                               ----------
                                                               70,971,564
                                                               ----------
Construction - 1.2%
  Jacobs Engineering Group,
    Inc.(b)                               118,000               6,638,680
                                                               ----------
Entertainment & Leisure - 5.6%
  Argosy Gaming Co.(b)(c)                 108,606               5,062,126
  Orient-Express Hotels Ltd. -
    Class A                               173,300               5,488,411
  Scientific Games Corp. - Class
    A(b)(c)                               183,800               4,949,734
  Vail Resorts, Inc.(b)                   336,200               9,447,220

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Entertainment & Leisure
  (Continued)
  World Wrestling Entertainment,
    Inc.                                  474,200              $5,415,364

                                                               ----------
                                                               30,362,855
                                                               ----------
Finance - 1.5%
  Affiliated Managers Group,
    Inc.(b)                                51,900               3,546,327
  International Securities
    Exchange, Inc. - Class A(b)(c)          7,400                 185,814
  Wright Express Corp.(b)                 246,700               4,556,549

                                                               ----------
                                                                8,288,690
                                                               ----------
Manufacturing - 1.9%
  Actuant Corp. - Class A(b)               92,000               4,410,480
  Volcom, Inc.(b)                          12,800                 342,656
  The Warnaco Group, Inc.(b)              236,300               5,493,975

                                                               ----------
                                                               10,247,111
                                                               ----------
Medical & Medical Services -
  7.5%
  Accredo Health, Inc.(b)                 271,600              12,330,640
  CryoLife(b)                             875,000               6,790,000
  Digene Corp.(b)                         217,400               6,017,632
  Digirad Corp.(b)                        399,200               2,139,712
  Noven Pharmaceuticals, Inc.(b)          308,000               5,383,840
  Pediatrix Medical Group, Inc.(b)
                                          113,000               8,310,020

                                                               ----------
                                                               40,971,844
                                                               ----------
Medical Instruments &
  Supplies - 8.8%
  Advanced Medical Optics,
    Inc.(b)(c)                            200,700               7,977,825
  Bruker BioSciences Corp.(b)             454,200               1,812,258
  Charles River Laboratories
    International, Inc.(b)                141,988               6,850,921
  Hologic, Inc.(b)                        350,175              13,919,456
  IntraLase Corp.(b)                      231,900               4,549,878
  Kyphon, Inc.(b)(c)                      150,300               5,228,937
  Wright Medical Group, Inc.(b)           287,634               7,679,828

                                                               ----------
                                                               48,019,103
                                                               ----------
Metal & Mining - 2.4%
  Alpha Natural Resources, Inc.(b)        193,100               4,611,228
  Massey Energy Co.(c)                    227,000               8,562,440

                                                               ----------
                                                               13,173,668
                                                               ----------
Motor Vehicles - 1.1%
  Wabash National Corp.                   213,900               5,182,797
                                                               ----------
Oil & Gas - 8.3%
  Airgas, Inc.                            452,000              11,150,840
  Energy Partners Ltd.(b)
                                          138,700               3,635,327
  KCS Energy, Inc.(b)
                                          310,900               5,400,333
  Oceaneering International,
    Inc.(b)                               148,200               5,727,930
  Remington Oil & Gas Corp. -
    Class B(b)                            175,643               6,270,455
  TETRA Technologies, Inc.(b)             234,700               7,475,195
  Vintage Petroleum, Inc.                 177,000               5,393,190

                                                               ----------
                                                               45,053,270
                                                               ----------

                                               25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Personal Services - 4.4%
  Corinthian Colleges, Inc.(b)          250,800                $ 3,202,716
  Educate, Inc.(b)                      343,900                  4,866,185
  Education Management Corp.(b)          68,300                  2,303,759
  Laureate Education, Inc.(b)           280,800                 13,439,088

                                                               -----------
                                                                23,811,748
                                                               -----------
Pharmaceuticals - 1.8%
  Nabi Biopharmaceuticals(b)            504,600                  7,685,058
  Par Pharmaceutical Cos.,
    Inc.(b)(c)                           63,363                  2,015,577

                                                               -----------
                                                                 9,700,635
                                                               -----------
Publishing & Printing - 1.0%
  Playboy Enterprises, Inc. - Class
    B(b)                                415,503                  5,376,609
                                                               -----------
Restaurants - 1.5%
  AFC Enterprises, Inc.(b)              171,800                  2,264,324
  RARE Hospitality International,
    Inc.(b)                              41,550                  1,266,028
  Texas Roadhouse, Inc.(b)              137,200                  4,767,700

                                                               -----------
                                                                 8,298,052
                                                               -----------
Retail Merchandising - 8.3%
  99 Cents Only Stores(b)               118,000                  1,499,780
  Aeropostale, Inc.(b)                  103,100                  3,464,160
  Central Garden & Pet Co.(b)           141,900                  6,970,128
  Coldwater Creek, Inc.(b)              179,400                  4,468,854
  Dick's Sporting Goods, Inc.(b)        113,321                  4,373,057
  DSW, Inc. - Class A(b)                 14,200                    354,290
  Hot Topic, Inc.(b)                    341,400                  6,527,568
  J. Jill Group, Inc.(b)                529,000                  7,273,750
  Reebok International Ltd.(c)          109,300                  4,572,019
  Too, Inc.(b)                          178,000                  4,159,860
  West Marine, Inc.(b)                   75,200                  1,358,112

                                                               -----------
                                                                45,021,578
                                                               -----------
Semiconductors & Related
  Devices - 4.9%
  Integrated Circuit Systems,
    Inc.(b)                             367,500                  7,585,200
  Microsemi Corp.(b)                    260,400                  4,895,520
  O2Micro International Ltd.            576,500                  8,099,825
  Rudolph Technologies, Inc.(b)         410,630                  5,884,328

                                                               -----------
                                                                26,464,873
                                                               -----------
Telecommunications - 2.4%
  ADTRAN, Inc.(c)                       395,600                  9,806,924
  Neustar, Inc. - Class A(b)             20,300                    519,680
  Syniverse Holdings, Inc.(b)           191,300                  2,678,200

                                                               -----------
                                                                13,004,804
                                                               -----------
Transportation - 0.5%
  Werner Enterprises, Inc.              143,000                  2,808,520
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $429,333,330)                                          512,895,890
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
WARRANTS - 0.0%
  MicroStrategy, Inc. (expiring
    06/24/07)(b)                            638                $        99
  TIMCO Aviation Services, Inc.
    (expiring 02/28/07)(b)(d)               692                          0

                                                               -----------
TOTAL WARRANTS
  (Cost $6)                                                             99
                                                               -----------

                                                PAR/SHARES
                                   MATURITY       (000)
                                  ----------   -----------
SHORT TERM INVESTMENTS - 6.2%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                         07/01/05     $2,000         2,000,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                   11/07/05      8,455         8,454,839
    3.51%(e)(f)                   11/14/05      6,296         6,295,527
  Galileo Money Market Fund                     9,695         9,694,865
  Institutional Money Market
    Trust(e)                                    7,194         7,194,249

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,639,480)                                         33,639,480
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -  100.7%
  (Cost $462,972,816(a))                     546,535,469
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.7)%
  (Including $21,944,615 of
  payable upon return of
  securities loaned)                          (3,530,315)
                                             -----------
NET ASSETS - 100.0%                         $543,005,154
                                            ============

-------------------

 (a) Cost for Federal income tax purposes is $465,274,214 The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $98,707,771
      Gross unrealized depreciation                                      (17,446,516)
                                                                         -----------
                                                                         $81,261,255
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $0 which represents less than 0.01% of net assets.

 (e) Securities purchased with the cash proceeds from securities loaned.
     (f) Rates shown are the rates as of June 30, 2005.

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
              GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 96.9%
Belgium - 0.7%
Telecommunications - 0.7%
  Option NV(b)              4,800    $  165,792
                                     ----------
Finland - 0.8%
Telecommunications - 0.8%
  Nokia Corp. - ADR       10,600        176,384
                                     ----------
Germany - 1.6%
Computer Software & Services - 1.1%
  SAP AG - ADR             6,000        259,800
                                     ----------
Pharmaceuticals - 0.5%
  Merck KGAA               1,500        119,619
                                     ----------
                                        379,419
                                     ----------
India - 0.8%
Telecommunications - 0.8%
  Bharti Tele-Ventures    35,000        195,486
                                     ----------
Ltd.(b)
Indonesia - 0.6%
Telecommunications - 0.6%
  PT Telekomunikasi        6,930        144,490
                                     ----------
Indonesia - ADR
Japan - 4.8%
Electronics - 0.6%
  Sanken Electric Co.     10,600        138,420
                                     ----------
Ltd.
Glass - 0.6%
  Asahi Glass Co. Ltd.    13,700        144,158
                                     ----------
Machinery & Heavy Equipment - 0.7%
  Komatsu Ltd.            20,000        155,401
                                     ----------
Manufacturing - 2.9%
  Hoya Corp.               2,600        300,334
  Ibiden Co. Ltd.          6,400        168,071
  Shimadzu Corp.          27,000        170,075

                                     ----------
                                        638,480
                                     ----------
                                      1,076,459
                                     ----------
Russia - 0.8%
Telecommunications - 0.8%
  Mobile Telesystems -     5,600        188,440
                                     ----------
ADR
South Korea - 1.9%
Electronics - 1.9%
  Samsung Electronics        900        430,189
                                     ----------
Co. Ltd.
Switzerland - 1.6%
Pharmaceuticals - 1.6%
  Roche Holding AG         3,000        379,830
                                     ----------
Taiwan - 3.8%
Computer & Office Equipment - 1.4%
  Lite-On Technology    196,928         226,730
Corp.
  Quanta Computer, Inc.  60,117         115,041

                                     ----------
                                        341,771
                                     ----------
Electronics - 1.0%
  Hon Hai Precision      43,399         225,811
                                     ----------
Industry Co. Ltd.
Semiconductors & Related Devices -
1.4%
  Powerchip              76,000          53,608
Semiconductor Corp.
  Taiwan Semiconductor
    Manufacturing Co.   148,702         259,160
Ltd.

                                     ----------
                                        312,768
                                     ----------
                                        880,350
                                     ----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
United Kingdom - 0.8%
Aerospace - 0.8%
  Meggitt PLC            35,900      $  181,945
                                     ----------
United States - 78.7%
Aerospace - 3.4%
  Goodrich Corp.          6,000         245,760
  Lockheed Martin Corp.   4,600         298,402
  Raytheon Co.            6,300         246,456

                                     ----------
                                        790,618
                                     ----------
Business Services -
2.3%
  Aquantive, Inc.(b)
                         15,400         272,888
  Global Payments, Inc.   3,800         257,640

                                     ----------
                                        530,528
                                     ----------
Computer & Office Equipment - 7.4%
  Apple Computer, Inc.(b) 6,000         220,860
  Cisco Systems,         15,600         298,116
Inc.(b)(c)
  Computer Associates
International,
    Inc.                     31             852
  Dell, Inc.(b)           9,200         363,492
  Hewlett-Packard Co.    10,800         253,908
  Hutchinson Technology, I2,100 (c)      80,871
  International
Business Machines
    Corp.                 3,100         230,020
  NCR Corp.(b)            7,500         263,400

                                     ----------
                                      1,711,519
                                     ----------
Computer Software &
Services - 16.9%
  Adobe Systems,          7,700         220,374
Inc.(c)
  BEA Systems, Inc.(b)   18,600         163,308
  Cadence Design Systems, Inc.(b)
                         14,200         193,972
  Compuware Corp.(b)
                         35,400         254,526
  eBay, Inc.(b)
                          3,600         118,836
  Electronic Arts, Inc.(b)3,200         181,152
  EMC Corp.(b)           24,700         338,637
  Google, Inc. - Class    1,000         294,150
A(b)(c)
  Informatica Corp.(b)   26,900         225,691
  iVillage, Inc.(b)       1,800          10,764
  Juniper Networks,      10,500         264,390
Inc.(b)(c)
  Microsoft Corp.         9,400         233,496
  OpenTV Corp.           51,100         140,014
  Oracle Corp.(b)        20,500         270,600
  Progress Software Corp.(4,500         135,675
  Symantec Corp.(b)      11,200         243,488
  VeriSign, Inc.(b)       7,500         215,700
  Yahoo!, Inc.(b)        11,700         405,405

                                     ----------
                                      3,910,178
                                     ----------
Electronics - 4.9%
  Agilent Technologies,   6,500         149,630
Inc.(b)
  Coherent, Inc.(b)       4,300         154,843
  Intel Corp.(c)         15,400         401,324
  Intersil Corp. -       15,300         287,181
Class A
  National Semiconductor Corp.
                          6,800         149,804

                                     ----------
                                      1,142,782
                                     ----------
Entertainment & Leisure - 0.8%
  WMS Industries, Inc.(b) 5,800         195,750
                                     ----------
Insurance - 0.7%
  WellPoint, Inc.(b)
                          2,400         167,136
                                     ----------

                                               27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
        GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing - 1.5%
  Powerwave             33,200       $   339,304
                                     -----------
Technologies,
Inc.(b)(c)
Measuring & Controlling Devices -
1.3%
  KLA-Tencor Corp.       6,800           297,160
                                     -----------
Medical & Medical Services - 10.5%
  Amgen, Inc.(b)(c)      1,800           108,828
  Baxter International,  3,100           115,010
Inc.
  Caremark Rx, Inc.(b)   3,400           151,368
  Community Health       3,100           117,149
Systems, Inc.(b)
  Coventry Health Care,  2,500           176,875
Inc.(b)
  Express Scripts,       2,800           139,944
Inc.(b)
  Kindred Healthcare,    1,800            71,298
Inc.(b)
  LifePoint Hospitals,   3,600           181,872
Inc.(b)
  Manor Care, Inc.       3,050           121,176
  Medco Health           3,800           202,768
Solutions, Inc.(b)
  Millipore Corp.(b)     4,700           266,631
  Noven                  7,100           124,108
Pharmaceuticals,
Inc.(b)
  Omnicare, Inc.         2,900           123,047
  Triad Hospitals,       3,600           196,704
Inc.(b)
  UnitedHealth Group,    4,200           218,988
Inc.
  WebMD Corp.(b)        12,000           123,240

                                     -----------
                                       2,439,006
                                     -----------
Medical Instruments & Supplies -
4.5%
  Alcon, Inc.            2,700           295,245
  C.R. Bard, Inc.        2,300           152,973
  Cytyc Corp.(b)         6,600           145,596
  Kinetic Concepts,      1,200            72,000
Inc.(b)
  St. Jude Medical,      2,800           122,108
Inc.(b)
  Varian Medical         3,400           126,922
Systems, Inc.(b)
  Zimmer Holdings, Inc.  1,600           121,872

                                     -----------
                                       1,036,716
                                     -----------
Pharmaceuticals - 5.5%
  Abgenix, Inc.(b)(c)   21,800           187,044
  First Horizon
Pharmaceutical
    Corp.(b)             8,000           152,320
  Genentech, Inc.(c)     6,200           497,736
  Human Genome           8,600            99,588
Sciences, Inc.(b)
  Medarex Inc(b)        10,000            83,300
  Momenta
Pharmaceuticals,
    Inc.(b)(c)           4,900            96,873
  Sanofi-Aventis - ADR   3,700           151,663

                                     -----------
                                       1,268,524
                                     -----------
Semiconductors & Related Devices -
10.0%
  Applied Materials,    14,800           239,464
Inc.
  Broadcom Corp. -       8,200           291,182
Class A(b)
  FormFactor, Inc.(b)    2,900            76,618
  Lam Research           4,400           127,336
Corp.(b)(c)
  LSI Logic Corp.(b)    26,500           224,985
  MEMC Electronic       11,600           182,932
Materials, Inc.(b)
  Micron Technology,     5,800            59,218
Inc.(b)
  Microsemi Corp.(b)     7,000           131,600
  Novellus Systems,      7,300           180,383
Inc.(b)(c)
  NVIDIA Corp.(b)        5,500           146,960
  SiRF Technology       10,600           187,408
Holdings, Inc.(b)
  Texas Instruments,     9,500           266,665
Inc.
  Varian Semiconductor
Equipment
    Associates, Inc.(b)  5,200           192,400

                                     -----------
                                       2,307,151
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Telecommunications - 9.0%
  ADTRAN, Inc.           6,400       $   158,656
  Alamosa Holdings, Inc.11,700           162,630
  Amdocs Ltd.            4,500           118,935
  Comverse Technology, I12,600           297,990
  Harris Corp.           9,400           293,374
  Motorola, Inc.        14,000           255,640
  Nextel                 6,900           222,939
Communications, Inc.(b)
  Qualcomm, Inc.         5,100           168,351
  Scientific-Atlanta,    9,100           302,757
Inc.
  US Unwired, Inc.(b)   16,800            97,776

                                     -----------
                                       2,079,048
                                     -----------
                                      18,215,420
                                     -----------
TOTAL COMMON STOCKS
  (Cost $19,596,575)                  22,414,204
                                     -----------

                                                          PAR/SHARES
                                             MATURITY       (000)
                                            ----------   -----------
SHORT TERM INVESTMENTS - 14.9%
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                             11/07/05     $ 761             761,091
    3.51%(d)(e)                             11/14/05       216             215,895
  Galileo Money Market Fund                                 54              54,495
  Institutional Money Market
    Trust(d)                                             2,420           2,420,415

                                                                         ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,451,896)                                                      3,451,896
                                                                         ---------
TOTAL INVESTMENTS IN SECURITIES -  111.8%
  (Cost $23,048,471(a))                                                 25,866,100
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (11.8)%
  (Including $3,397,400 of payable
  upon return of securities loaned)                                     (2,729,515)
                                                                        ----------
NET ASSETS - 100.0%                                                    $23,136,585
                                                                       ===========

-------------------

 (a) Cost for Federal income tax purposes is $23,130,626. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $3,164,056
      Gross unrealized depreciation                                      (428,582)
                                                                       ----------
                                                                       $2,735,474
                                                                       ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of June 30, 2005.

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS - 98.9%
Canada - 25.0%
Banks - 0.0%
  Quest Capital              61,000  $    102,097
                                     ------------
Corp.(b)
Energy & Utilities - 0.1%
  Tusk Energy Corp.        300,846      1,178,281
                                     ------------
Metal & Mining - 5.4%
  AXMIN, Inc.(b)        2,581,000         958,814
  Bema Gold Corp.(b)      250,000         597,500
  Canico Resource         450,000       5,007,756
Corp.(b)
  Crystallex              500,000       1,796,212
International Corp.(b)
  Fording Canadian Coal   163,447      15,069,813
Trust(c)
  Gateway Gold Corp.(b)   500,000         408,230
  Gold Reserve, Inc.(b) 1,000,000       3,250,000
  Mag Silver Corp.(b)   1,626,200       1,009,072
  Mena Resources,          20,000           7,838
Inc.(b)
  Minefinders Corp.       250,000       1,155,000
Ltd.(b)
  Nevsun Resources      1,554,800       3,021,248
Ltd.(b)
  NovaGold Resources,     691,418       5,275,519
Inc.(b)(c)
  Orezone Resources,      170,455         222,671
Inc.(b)
  Radius Gold,            569,700         632,588
Inc.(b)(c)
  Romarco Minerals,       223,000          40,966
Inc.(b)
  Southwestern            566,900       4,836,794
Resources Corp.(b)
  St. Jude Resources    1,096,400       1,727,671
Ltd.(b)(c)
  Stratagold Corp.(b)   1,000,000         326,584
  Sunridge Gold           870,700         568,713
Corp.(b)
  Virginia Gold Mines,    823,100       4,314,420
Inc.(b)
  X-Cal Resources       1,755,500         401,323
Ltd.(b)

                                     ------------
                                       50,628,732
                                     ------------
Motor Vehicles - 0.1%
  Westport Innovations,   959,500       1,088,917
                                     ------------
Inc.(b)
Oil & Gas - 19.2%
  Accrete Energy,          13,690          87,742
Inc.(b)
  Baytex Energy         1,312,748      14,447,945
Trust(c)
  Blizzard Energy,        242,700         537,000
Inc.(b)
  Bow Valley Energy       634,600       1,683,908
Ltd.(b)
  C1 Energy Ltd.(b)       647,099       1,505,740
  Canex Energy, Inc(b)    129,588         333,281
  Capitol Energy          419,693       1,353,516
Resources Ltd.(b)
  Chamaelo Exploration     52,180         323,782
Ltd.(b)
  Cinch Energy Corp.(b)   601,320       1,374,670
  Compton Petroleum     1,171,300      10,662,961
Corp.(b)
  Crew Energy, Inc.(b)    811,615       9,243,982
  Cyries Energy,           69,096         648,762
Inc.(b)
  Delphi Energy           497,600       1,405,696
Corp.(b)
  Drillers Technology     200,000         266,166
Corp.(b)
  Endev Energy, Inc.(b) 1,538,300       1,946,738
  Esprit Energy Trust -   733,525       7,132,824
Class A
  Fairborne Energy        317,020       2,795,408
Trust
  Fairquest Energy        105,568         594,723
Ltd(b)
  Galleon Energy, Inc.  1,222,178      13,271,528
- Class A(b)
  Hawker Resources,       227,509         910,185
Inc.(b)
  KICK Energy Ltd.(b)     219,700       1,587,480
  Leader Energy           454,104         871,281
Services Ltd.(b)
  Masters Energy,          27,741          82,444
Inc.(b)
  Midnight Oil            550,300       1,577,034
Exploration Ltd.(b)
  Mustang Resources,
Inc. - Class
    A(b)                  370,600       2,299,608
  Niko Resources Ltd.      39,000       1,836,961
  Oilexco, Inc.(b)      1,498,900       3,512,282
  Pacific Rodera          990,200         776,120
Energy, Inc.(b)
  Paramount Resources
Ltd. - Class
    A(b)                  408,900       6,002,631

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Penn West Energy      1,928,400    $ 45,627,884
Trust
  Precision Drilling Corp.312,000      12,317,760
  ProEx Energy Ltd.(b)     69,096         600,810
  ProspEx Resources Ltd.1,504,120       4,261,346
  Purcell Energy          735,620       1,891,903
Ltd.(b)
  Real Resources,         308,892       4,161,266
Inc.(b)(c)
  Sequoia Oil & Gas       297,320       3,806,317
Trust
  Technicoil Corp.(b)     753,100       1,832,330
  Tempest Energy Corp.    357,600       1,094,873
- Class A(b)
  Thunder Energy,         730,132       4,947,825
Inc.(b)
  Trilogy Energy          408,900       5,979,261
Trust(c)
  True Energy, Inc.(b)    753,735       2,541,579
  Vault Energy Trust      130,450       1,113,000
  West Energy Ltd.(b)       2,735          10,607
  White Fire Energy       297,320         677,272
Ltd.(b)(c)

                                     ------------
                                      179,936,431
                                     ------------
Transportation - 0.2%
  Railpower               360,600       1,589,843
                                     ------------
Technologies Corp.(b)
                                      234,524,301
                                     ------------
Norway - 0.6%
Transportation - 0.6%
  Stolt-Nielsen SA(b)     170,000       5,720,579
                                     ------------
United Kingdom - 1.4%
Finance - 0.1%
  Archipelago Holdings, Inc.(d)
                        2,247,400       1,359,558
                                     ------------
Oil & Gas - 1.3%
  Expro International Grou563,941       4,584,106
  Tullow Oil PLC        1,244,198       4,159,221
  Venture Production PLC(b514,729       3,406,770

                                     ------------
                                       12,150,097
                                     ------------
                                       13,509,655
                                     ------------
United States - 71.9%
Conglomerates - 2.4%
  Stolt-Nielsen           676,100      22,629,067
                                     ------------
SA(b)(c)
Energy & Utilities -
1.5%
  KFX, Inc.(b)(c)         393,400       5,621,686
  Longview Energy          85,400       1,281,000
Co.(d)
  McDermott               336,600       7,068,600
International, Inc.(b)

                                     ------------
                                       13,971,286
                                     ------------
Finance - 0.1%
  NGP Capital Resources    64,500         962,985
                                     ------------
Co.
Manufacturing - 2.0%
  Maverick Tube           460,100      13,710,980
Corp.(b)
  NS Group, Inc.(b)       150,000       4,876,500

                                     ------------
                                       18,587,480
                                     ------------
Metal & Mining - 25.1%
  Alpha Natural            27,500         656,700
Resources, Inc.(b)
  Arch Coal, Inc.(c)      856,300      46,642,661
  Coeur d'Alene Mines     500,000       1,815,000
Corp.(b)(c)
  CONSOL Energy, Inc.   1,231,600      65,989,128
  Crystallex            2,100,000       7,560,000
International Corp.(b)
  Massey Energy Co.(c)  1,148,400      43,317,648
  Peabody Energy Corp.  1,282,000      66,715,280

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Metal & Mining (Continued)
  Randgold Resources       200,000   $  2,812,000
Ltd.(b)

                                     ------------
                                      235,508,417
                                     ------------
Oil & Gas - 40.8%
  Atlas America,            10,038        373,313
Inc.(b)(c)
  BJ Services Co.          478,600     25,116,928
  Bois d'Arc Energy,       101,900      1,503,025
Inc.(b)(c)
  Brigham Exploration       81,900        747,747
Co.(b)
  CanArgo Energy        5,024,200       5,024,200
Corp.(b)(c)
  Clayton Williams        321,130       9,630,689
Energy, Inc.(b)
  Comstock Resources,     120,300       3,042,387
Inc.(b)
  Cross Timbers Royalty     2,490         101,218
Trust
  Denbury Resources,      273,800      10,889,026
Inc.(b)
  Diamond Offshore        333,400      17,813,562
Drilling, Inc.
  The Exploration         282,200       1,219,104
Co.(b)
  Global Industries,      189,496       1,610,716
Inc.(b)
  Goodrich Petroleum       62,600       1,288,308
Corp.(b)
  Grey Wolf, Inc.(b)      471,900       3,496,779
  Halliburton Co.(c)      390,000      18,649,800
  Hanover Compressor      250,000       2,877,500
Co.(b)
  Matador Resources        97,846       1,320,921
Co.(d)
  Nabors Industries       346,500      21,004,830
Ltd.
  Newfield Exploration  1,043,924      41,642,128
Co.(b)
  Newpark Resources,      500,000       3,750,000
Inc.(b)
  Noble Corp.              90,700       5,578,957
  Parallel Petroleum      192,300       1,701,855
Corp.(b)
  Patterson-UTI Energy, 1,272,408      35,411,115
Inc.
  Penn Virginia Corp.     560,000      25,015,200
  Pioneer Drilling        176,000       2,685,760
Co.(b)
  Pioneer Natural         379,200      15,956,736
Resources Co.
  Plains Exploration &
Production
    Co.(b)(c)           1,137,505      40,415,553
  Pride International,    334,300       8,591,510
Inc.(b)
  Rowan Cos., Inc.        266,500       7,917,715
  Transocean, Inc.(b)     420,800      22,710,576
  Treasure Island         507,439         444,009
Royalty Trust(b)
  Universal Compression
Holdings,
    Inc.(b)                35,200       1,275,648
  Vintage Petroleum,      866,100      26,390,067
Inc.
  Weatherford             301,100      17,457,778
International Ltd.

                                     ------------
                                      382,654,660
                                     ------------
Waste Management - 0.0%
  Republic Resources,      28,750           1,294
                                     ------------
Inc.(b)
                                      674,315,189
                                     ------------
TOTAL COMMON STOCKS
  (Cost $540,572,580)                 928,069,724
                                     ------------
WARRANTS - 0.0%
  Nevsun Resources
    Ltd. - Warrants
    (expiring 06/29/08)   250,000           2,041
  Oilexco Inc. -
    Warrants (expiring
    12/22/05)(b)          118,775         135,765
  Purcell Energy Ltd. -
    Warrants (expiring
    07/23/08)(b)(d)       735,620         294,296

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
WARRANTS (Continued)
  Westport
    Innovations, Inc. -
    Warrants (expiring
     3/29/06)(b)           92,850    $     16,678

                                     ------------
TOTAL WARRANTS
  (Cost $0)
                                          448,780
                                     ------------

                                                          PAR/SHARES
                                             MATURITY       (000)
                                            ----------   -----------
SHORT TERM INVESTMENTS - 15.3%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                                   07/01/05     $ 1,400          1,400,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                             11/07/05       2,079          2,078,944
    3.51%(e)(f)                             11/14/05       5,793          5,792,801
  Galileo Money Market Fund                                9,337          9,337,130
  Institutional Money Market
    Trust(e)                                             124,724        124,723,686

                                                                        ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $143,332,561)                                                   143,332,561
                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES -  114.2%
  (Cost $683,905,141(a))                                               1,071,851,065
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (14.2)%
  (including $132,595,431 of
  payable upon return of securities
  loaned)                                                              (133,497,971)
                                                                       -------------
NET ASSETS -  100.0%                                                   $938,353,094
                                                                       =============

-------------------

 (a) Cost for Federal income tax purposes is $684,136,341. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $404,454,994
      Gross unrealized depreciation                                       (16,740,270)
                                                                         ------------
                                                                         $387,714,724
                                                                         ============

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $4,255,775 which represents  less than 0.45% of net assets.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       ALL-CAP GLOBAL RESOURCES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 102.4%
Australia - 6.1%
Metal & Mining - 4.3%
  BHP Billiton Ltd. -     60,700     $ 1,657,110
ADR
  Macarthur Coal Ltd.   250,000        1,419,685

                                     -----------
                                       3,076,795
                                     -----------
Oil & Gas - 1.8%
  Santos Ltd.           144,700        1,248,564
                                     -----------
                                       4,325,359
                                     -----------
Austria - 2.0%
Oil & Gas - 2.0%
  OMV AG                  3,200        1,394,634
                                     -----------
Canada - 10.6%
Metal & Mining - 1.3%
  Teck Cominco Ltd.      28,400          958,570
                                     -----------
Oil & Gas - 9.3%
  Canadian Natural        8,000          290,007
Resources Ltd.
  Compton Petroleum       9,000           81,932
Corp.(b)
  Galleon Energy, Inc.   81,300          882,830
- Class A(b)
  Husky Energy, Inc.     27,000        1,074,224
  Nexen, Inc.            16,500          501,143
  Pason Systems, Inc.    23,800          413,896
  Penn West Energy       35,200          832,866
Trust
  Petro Canada           12,300          800,886
  Talisman Energy, Inc.  44,000        1,653,080
- ADR

                                     -----------
                                       6,530,864
                                     -----------
                                       7,489,434
                                     -----------
China - 1.5%
Metal & Mining - 1.5%
  Yanzhou Coal Mining -  16,900        1,064,700
                                     -----------
ADR(c)
Denmark - 0.5%
Oil & Gas - 0.5%
  A P Moller - Maersk        40          382,110
                                     -----------
A/S
France - 1.5%
Oil & Gas - 1.5%
  Total SA - ADR(c)       9,000        1,051,650
                                     -----------
Netherlands - 3.0%
Oil & Gas - 3.0%
  Core Laboratories      34,800          933,336
NV(b)
  SBM Offshore NV        16,900        1,160,085

                                     -----------
                                       2,093,421
                                     -----------
Norway - 3.9%
Oil & Gas - 3.9%
  Statoil ASA - ADR     100,400        2,038,120
  Stolt Offshores SA(b)  74,700          682,695

                                     -----------
                                       2,720,815
                                     -----------
United Kingdom - 5.5%
Metal & Mining - 1.6%
  Rio Tinto PLC - ADR     9,000        1,097,280
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Oil & Gas - 3.9%
  BG Group PLC - ADR(c)  27,000      $ 1,123,200
  Cairn Energy PLC(b)    67,000        1,618,856

                                     -----------
                                       2,742,056
                                     -----------
                                       3,839,336
                                     -----------
United States - 67.8%
Conglomerates - 1.7%
  Stolt-Nielsen SA(b)(c) 33,500        1,121,245
                                     -----------
Energy & Utilities - 1.8%
  McDermott              60,700        1,274,700
                                     -----------
International, Inc.(b)
Metal & Mining - 18.5%
  Arch Coal, Inc.(c)     39,700        2,162,460
  CONSOL Energy, Inc.    39,700        2,127,126
  Goldcorp, Inc.         97,125        1,532,632
  Massey Energy Co.(c)   60,700        2,289,604
  Natural Resource       16,900          980,031
Partners LP(c)
  Newmont Mining Corp.   11,900          464,457
  Pan American Silver    50,100          740,979
Corp.(b)
  Peabody Energy Corp.   39,200        2,039,968
  Silver Standard        60,700          709,583
Resources(b)(c)

                                     -----------
                                      13,046,840
                                     -----------
Oil & Gas - 45.8%
  Bois d'Arc Energy, Inc.(b)(c)
                          7,500          110,625
  BP PLC
                         11,900          742,322
  Burlington Resources, Inc.
                         19,700        1,088,228
  Canadian Natural Resour45,900        1,669,842
  Chesapeake Energy Corp.50,100        1,142,280
  Double Eagle           74,700        1,289,322
Petroleum Co.(b)(c)
  Encana Corp.           33,400        1,322,306
  ENSCO International, In43,600        1,558,700
  EOG Resources,         44,000        2,499,200
Inc.(c)
  Exxon Mobil Corp.      27,000        1,551,690
  Global Industries, Inc.67,000          569,500
  Goodrich Petroleum     33,400          687,372
Corp.(b)
  Hydril(b)              16,900          918,515
  Nabors Industries Ltd.  9,000          545,580
  National-Oilwell,      22,839        1,085,766
Inc.(b)
  Newfield Exploration   33,400        1,332,326
Co.(b)
  Noble Corp.
                         27,000        1,660,770
  Noble Energy, Inc.
                         16,900        1,278,485
  Occidental Petroleum Co22,650        1,742,464
  Patterson-UTI Energy, I16,900          470,327
  Range Resources Corp.  15,100          406,190
  Rowan Cos., Inc.       41,000        1,218,110
  Royal Dutch Petroleum Co.
                         16,900        1,096,810
  Schlumberger Ltd.
                          7,300          554,362
  Suncor Energy, Inc.    28,400        1,343,888
  Transocean, Inc.(b)    33,500        1,807,995
  Vintage Petroleum,     23,100          703,857
Inc.
  Weatherford Internation19,700        1,142,206

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 ALL-CAP GLOBAL RESOURCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

        NUMBER
      OF SHARES      VALUE
     ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
       21,433     $   728,508
  XT
Ener y,
Inc.

                  -----------
                   32,267,546
                  -----------
                   47,710,331
                  -----------
TOTA
COMM N
STOC S
                   72,071,790
                  -----------
  (C st
$67, 74,679)

                                                PAR/SHARES
                                   MATURITY       (000)
                                  ----------   -----------
SHORT TERM INVESTMENTS - 15.1%
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                   11/07/05     $1,944         1,944,468
    3.51%(d)(e)                   11/14/05        428           428,425
  Institutional Money Market
    Trust(d)                                    8,267         8,266,715

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,639,608)                                         10,639,608
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -  117.5%
  (Cost $78,614,287(a))                    $82,711,398
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (17.5)%
  (including $10,639,608 of
  payable upon return of securities
  loaned)                                  (12,294,060)
                                           -----------
NET ASSETS - 100.0%                        $70,417,338
                                           ===========

-------------------

 (a) Cost for Federal income tax purposes is $78,623,350. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $4,707,554
      Gross unrealized depreciation                                      (619,506)
                                                                       ----------
                                                                       $4,088,048
                                                                       ==========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Securities purchased with the cash proceeds from securities loaned.
 (e) Rates shown are the rates as of June 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
32

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                           HEALTH SCIENCES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 91.7%
Insurance - 5.4%
  Cigna Corp.                             29,100               $ 3,114,573
  WellPoint, Inc.(b)                      90,936                 6,332,783

                                                               -----------
                                                                 9,447,356
                                                               -----------
Medical & Medical Services -
  27.7%
  Amgen, Inc.(b)(c)                       76,423                 4,620,536
  Applera Corp. - Celera Genomic
    Group(b)                              97,500                 1,069,575
  Baxter International, Inc.            130,350                  4,835,985
  Caremark Rx, Inc.(b)                  118,870                  5,292,092
  Community Health Systems,
    Inc.(b)                              97,730                  3,693,217
  Coventry Health Care, Inc.(b)          14,800                  1,047,100
  Express Scripts, Inc.(b)               21,186                  1,058,876
  Kindred Healthcare, Inc.(b)            47,700                  1,889,397
  LifePoint Hospitals, Inc.(b)           20,500                  1,035,660
  Manor Care, Inc.                       86,100                  3,420,753
  Medco Health Solutions, Inc.(b)        53,420                  2,850,491
  MedImmune, Inc.(b)                     42,300                  1,130,256
  Millipore Corp.(b)                     49,400                  2,802,462
  Omnicare, Inc.                         69,700                  2,957,371
  Orchid Cellmark Inc.(b)                28,109                    303,858
  STERIS Corp.                               50                      1,288
  Triad Hospitals, Inc.(b)               37,600                  2,054,464
  UnitedHealth Group, Inc.              109,700                  5,719,758
  Viropharma, Inc.(b)(c)                185,000                  1,285,750
  WebMD Corp.(b)                        160,000                  1,643,200

                                                               -----------
                                                                48,712,089
                                                               -----------
Medical Instruments &
  Supplies - 17.0%
  Aspect Medical Systems, Inc.(b)        94,981                  2,824,736
  Bausch & Lomb, Inc.                    32,800                  2,722,400
  Beckman Coulter, Inc.                  10,800                    686,556
  Becton, Dickinson & Co.                    20                      1,049
  C.R. Bard, Inc.                        42,910                  2,853,944
  Cytyc Corp.(b)                        133,900                  2,953,834
  DENTSPLY International, Inc.           17,210                    929,340
  Diagnostic Products Corp.                  40                      1,893
  DJ Orthopedics, Inc.(b)                41,140                  1,128,470
  Guidant Corp.                          38,300                  2,577,590
  Idenix Pharmaceuticals, Inc.(b)        21,200                    459,616
  Kinetic Concepts, Inc.(b)              31,240                  1,874,400
  Merit Medical Systems, Inc.(b)         91,500                  1,410,015
  Respironics, Inc.(b)                   68,600                  2,477,146
  St. Jude Medical, Inc.(b)              14,100                    614,901
  Symmetry Medical, Inc.(b)              26,600                    626,164
  Varian Medical Systems, Inc.(b)        53,500                  1,997,155
  Zimmer Holdings, Inc.(c)               48,700                  3,709,479

                                                               -----------
                                                                29,848,688
                                                               -----------
Pharmaceuticals - 41.6%
  Abbott Laboratories                    37,350                  1,830,524
  Abgenix, Inc.(b)(c)                   349,700                  3,000,426
  Alexion Pharmaceuticals, Inc.(b)      144,480                  3,328,819
  Arena Pharmaceuticals, Inc.(b)        141,700                    966,394
  AstraZeneca PLC - ADR                  44,230                  1,824,930
  BioMarin Pharmaceutical, Inc.(b)      173,529                  1,299,732
  Bristol-Myers Squibb Co.               89,460                  2,234,711
  Cardiome Pharma Corp.(b)              152,800                    808,312
  D&K Healthcare Resources, Inc.          6,922                     58,491
  Gene Logic, Inc.(b)                   426,680                  1,412,311

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
  Genentech, Inc.                       126,000                $10,115,280
  Hospira, Inc.(b)                       66,000                  2,574,000
  Human Genome Sciences,
    Inc.(b)
                                        158,820                  1,839,136
  ICOS Corp.(b)
                                         20,573                    435,530
  Incyte Corp.(b)                       135,500                    968,825
  InterMune, Inc.(b)                     39,781                    518,744
  iShares Dow Jones U.S.
    Healthcare Sector Index
    Fund(c)                              46,290                  2,833,874
  iShares Nasdaq Biotechnology
    Index Fund(b)                            40                      2,716
  IVAX Corp.(b)                          17,527                    376,829
  Medarex Inc(b)                        208,100                  1,733,473
  Merck & Co., Inc.                     126,000                  3,880,800
  Momenta Pharmaceuticals,
    Inc.(b)(c)                          207,040                  4,093,181
  Myriad Genetics, Inc.(b)               63,000                    985,950
  Pfizer, Inc.                          239,059                  6,593,247
  Roche Holding AG                      149,900                  9,489,420
  Sanofi-Aventis - ADR                   80,640                  3,305,434
  Threshold Pharmaceuticals,
    Inc.(b)                              24,000                    198,000
  Transkaryotic Therapies, Inc.(b)       10,000                    365,800
  Vertex Pharmaceuticals, Inc.(b)        38,900                    655,076
  Wyeth                                 122,800                  5,464,600

                                                               -----------
                                                                73,194,565
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $139,831,277)                                          161,202,698
                                                               -----------

                                                PAR/SHARES
                                   MATURITY       (000)
                                  ----------   -----------
SHORT TERM INVESTMENTS - 17.3%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                         07/01/05     $4,000         4,000,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(d)(e)                   11/07/05      5,425         5,424,649
    3.51%(d)(e)                   11/14/05        856           856,476
  U.S. Treasury Bills
    2.74%                         07/21/05      6,500         6,490,124
  Galileo Money Market Fund                     5,777         5,777,131
  Institutional Money Market
    Trust(e)                                    7,811         7,811,187

                                                              ---------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,359,567)                                         30,359,567
                                                             ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              33

                                BLACKROCK FUNDS
                            SCHEDULE OF INVESTMENTS
                     HEALTH SCIENCES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                             VALUE
                                        ---------------
TOTAL INVESTMENTS IN SECURITIES -  109.0%
  (Cost $170,190,844(a))                   $191,562,265
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (9.0)%
  (Including $14,092,313 of
  payable upon return of
  securities loaned)                        (15,738,031)
                                           ------------
NET ASSETS -  100.0%                       $175,824,234
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $172,246,530. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $22,516,027
      Gross unrealized depreciation                                       (3,200,292)
                                                                         -----------
                                                                         $19,315,735
                                                                         ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Rates shown are the rates as of June 30, 2005.
 (e) Securities purchased with the cash proceeds from securities loaned.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS - 95.4%
Aerospace - 2.6%
  Esterline                 9,000    $  360,720
Technologies Corp.(b)
  Goodrich Corp.          27,800      1,138,688
  Teledyne                28,000        912,240
Technologies, Inc.(b)

                                     ----------
                                      2,411,648
Banks - 3.5%
  City National Corp.     12,300        882,033
  Colonial BancGroup,     36,300        800,778
Inc.
  Compass Bancshares,      8,300        373,500
Inc.
  Franklin Bank           33,500        628,460
Corp.(b)
  Sterling Bancorp        25,200        538,020

                                     ----------
                                      3,222,791
Business Services - 5.0%
  Alliance Data Systems   11,800        478,608
Corp.(b)(c)
  Aquantive, Inc.(b)      58,100      1,029,532
  Cohen & Steers, Inc.    40,700        838,827
  The Dun & Bradstreet    10,000        616,500
Corp.(b)
  Global Payments,        14,400        976,320
Inc.(c)
  Korn/Ferry              37,600        667,400
International(b)

                                     ----------
                                      4,607,187
Chemicals - 2.1%
  Church & Dwight Co.,    14,000        506,800
Inc.
  The Lubrizol Corp.      17,000        714,170
  Olin Corp.              38,700        705,888

                                     ----------
                                      1,926,858
Computer & Office Equipment - 0.6%
  Hutchinson              13,800        531,438
                                     ----------
Technology, Inc.(b)(c)
Computer Software & Services - 2.8%
  Informatica Corp.(b)    77,400        649,386
  Interwoven, Inc.(b)     64,500        485,685
  Salesforce.Com,         41,500        849,920
Inc.(b)(c)
  VeriSign, Inc.(b)(c)    21,700        624,092

                                     ----------
                                      2,609,083
Construction - 3.4%
  Beacon Roofing          13,700        360,310
Supply, Inc.(b)
  Hovanian Enterprises,   12,700        828,040
Inc.(b)
  Pulte Homes, Inc.        9,700        817,225
  Washington Group
International,
    Inc.(b)               22,500      1,150,200

                                     ----------
                                      3,155,775
Electronics - 1.6%
  Amphenol Corp.          24,300        976,131
  Intersil Corp. -        25,000        469,250
Class A

                                     ----------
                                      1,445,381
Energy & Utilities - 6.0%
  Atmos Energy Corp.      26,000        748,800
  Equitable Resources,    12,400        843,200
Inc.
  MDU Resources Group,    33,800        952,146
Inc.
  PPL Corp.               18,100      1,074,778
  Sempra Energy           15,200        627,912
  UGI Corp.               46,000      1,283,400

                                     ----------
                                      5,530,236
Entertainment & Leisure - 6.6%
  Gaylord Entertainment   20,400        948,396
Co.(b)
  Hilton Hotels Corp.     38,700        922,995
  Kerzner International   10,300        586,585
Ltd.(b)
  Penn National Gaming,   27,600      1,007,400
Inc.(b)
  Scientific Games
Corp. - Class
    A(b)(c)               19,300        519,749
  Station Casinos, Inc.   13,500        896,400

                           NUMBER
                         OF SHARES      VALUE
                        ----------- ------------
COMMON STOCKS (Continued)
Entertainment & Leisure (Continued)
  Warner Music Group      22,500     $  364,500
Corp.(b)
  WMS Industries,         22,500        759,375
Inc.(b)

                                     ----------
                                      6,005,400
Finance - 1.4%
  T. Rowe Price Group, Inc.
                          19,900      1,245,740
                                     ----------
Food & Agriculture -
0.4%
  Ralcorp Holdings,        9,500        390,925
                                     ----------
Inc.(c)
Furniture - 0.4%
  Herman Miller, Inc.     12,000        370,080
                                     ----------
Insurance - 2.6%
  Aspen Insurance Holdings Ltd.
                          18,600        512,616
  Assurant, Inc.
                          26,100        942,210
  Endurance Specialty Holdings Ltd.
                          12,500        472,750
  The PMI Group, Inc.     11,700        456,066

                                     ----------
                                      2,383,642
Machinery & Heavy
Equipment - 1.0%
  AGCO Corp.(b)           19,000        363,280
  Joy Global, Inc.        15,250        512,248

                                     ----------
                                        875,528
Manufacturing - 4.4%
  Gardner Denver,         18,600        652,488
Inc.(b)
  ITT Industries, Inc.     5,500        536,965
  Polo Ralph Lauren       21,000        905,310
Corp.
  Powerwave Technologies, Inc.(b)(c)
                        100,100       1,023,022
  Rockwell Automation, Inc.
                          7,900         384,809
  Volcom, Inc.(b)
                          2,200          58,894
  Whirlpool Corp.         7,000         490,770

                                     ----------
                                      4,052,258
Medical & Medical
Services - 5.7%
  Caremark Rx, Inc.(b)   12,500         556,500
  LifePoint Hospitals,   16,100         813,372
Inc.(b)
  Manor Care, Inc.
                         15,000         595,950
  Medco Health Solutions, Inc.(b)
                         14,700         784,392
  Millipore Corp.(b)
                         18,100       1,026,813
  Triad Hospitals,       15,000         819,600
Inc.(b)
  WebMD Corp.(b)         64,000         657,280

                                     ----------
                                      5,253,907
Medical Instruments & Supplies - 3.0%
  Bausch & Lomb, Inc.
                          6,100         506,300
  C.R. Bard, Inc.
                          8,800         585,288
  DENTSPLY                8,500         459,000
International, Inc.
  Kinetic Concepts,      10,900         654,000
Inc.(b)
  Varian Medical Systems, Inc.(b)
                         15,000         559,950

                                     ----------
                                      2,764,538
Metal & Mining - 4.3%
  Alpha Natural          15,100         360,588
Resources, Inc.(b)
  Arch Coal, Inc.(c)     21,500       1,171,105
  Freeport-McMoRan
Copper & Gold,
    Inc. - Class B(c)    12,900         482,976
  Inco Ltd.(c)           12,500         471,875
  Oregon Steel Mills,    28,900         497,369
Inc.(b)
  Phelps Dodge Corp.
                         10,000         925,000

                                     ----------
                                      3,908,913
Oil & Gas - 9.8%
  Chesapeake Energy      42,100         959,880
Corp.(c)
  Cimarex Energy         16,377         637,229
Co.(b)(c)
  Diamond Offshore       17,000         908,310
Drilling, Inc.
  ENSCO International,   25,500         911,625
Inc.

                                               35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Oil & Gas (Continued)
  Grant Prideco,        29,600       $   782,920
Inc.(b)
  National-Oilwell,     21,000           998,340
Inc.(b)
  Newfield Exploration  11,500           458,735
Co.(b)
  Noble Energy, Inc.    13,800         1,043,970
  Pioneer Natural       11,500           483,920
Resources Co.
  St. Mary Land &       30,000           869,400
Exploration Co.
  Tel Offshore Trust       927             9,242
  Weatherford           15,500           898,690
International Ltd.

                                     -----------
                                       8,962,261
Personal Services - 1.2%
  Educate, Inc.(b)      36,000           509,400
  Laureate Education,   11,500           550,390
Inc.(b)

                                     -----------
                                       1,059,790
Pharmaceuticals - 2.8%
  Abgenix, Inc.(b)(c)   74,500           639,210
  BioMarin              50,000           374,500
Pharmaceutical, Inc.(b)
  First Horizon
Pharmaceutical
    Corp.(b)            30,100           573,104
  Hospira, Inc.(b)      14,000           546,000
  Momenta
Pharmaceuticals,
    Inc.(b)(c)          20,000           395,400

                                     -----------
                                       2,528,214
Real Estate - 4.6%
  Archstone-Smith Trust 22,500           868,950
  CB Richard Ellis
Group, Inc. - Class
    A(b)                24,800         1,087,728
  Host Marriott Corp.   40,000           700,000
  Kimco Realty Corp.    12,500           736,375
  The Mills Corp.(c)    13,000           790,270

                                     -----------
                                       4,183,323
Restaurants - 1.0%
  Outback Steakhouse,   11,500           520,260
Inc.
  Wendy's                7,700           366,905
International, Inc.

                                     -----------
                                         887,165
Retail Merchandising - 6.4%
  Aeropostale, Inc.(b)  17,800           598,080
  BJ's Wholesale Club,  18,500           601,065
Inc.(b)(c)
  Charming Shoppes,     40,000           373,200
Inc.(b)(c)
  Dick's Sporting       15,000           578,850
Goods, Inc.(b)(c)
  Genesco, Inc.(b)      19,900           738,091
  Pacific Sunwear of
California,
    Inc.(b)             24,000           551,760
  The Pantry, Inc.(b)   24,704           956,786
  Saks, Inc.(b)         41,500           787,255
  Urban Outfitters,     11,700           663,273
Inc.(b)

                                     -----------
                                       5,848,360
Security Brokers & Dealers - 0.6%
  E*TRADE Financial     38,400           537,216
                                     -----------
Corp.(b)
Semiconductors & Related Devices - 2.4%
  FormFactor, Inc.(b)   11,500           303,830
  Integrated Device
Technology,
    Inc.(b)             51,500           553,625
  Lam Research           9,000           260,460
Corp.(b)(c)
  MEMC Electronic       35,000           551,950
Materials, Inc.(b)
  O2Micro International 34,500           484,725
Ltd.

                                     -----------
                                       2,154,590
Telecommunications - 7.4%
  Alamosa Holdings,     49,900           693,610
Inc.(b)(c)
  Amdocs Ltd.           23,000           607,890

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Telecommunications (Continued)
  American Tower Corp.
- Class
    A(b)(c)             52,500       $ 1,103,550
  Comverse Technology,  54,300         1,284,195
Inc.(b)(c)
  New Skies Satellites  25,000           496,250
Holdings Ltd.
  Nextel Partners, Inc. 53,500         1,346,595
- Class A(b)(c)
  NII Holdings, Inc.(b) 11,200           716,128
  Otelco, Inc.          37,319           570,234

                                     -----------
                                       6,818,452
Transportation - 0.8%
  Pacer International, Inc.(b)
                        18,000           392,220
  Trinity Industries, Inc.
                         9,600           307,488

                                     -----------
                                         699,708
Waste Management - 1.1%
  URS Corp.(b)
                        27,500         1,027,125
                                     -----------
TOTAL COMMON STOCKS
  (Cost $68,710,630)                  87,397,532
                                     -----------
WARRANTS - 0.0%
  Bioject Medical
Technologies, Inc.
    (expiring
05/22/06)(b)(d)
  (Cost $0)             15,000               150
                                     -----------

                                                PAR/SHARES
                                   MATURITY       (000)
                                  ----------   -----------
SHORT TERM INVESTMENTS - 23.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                         07/01/05     $1,000         1,000,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(e)(f)                   11/07/05      2,982         2,981,655
    3.51%(e)(f)                   11/14/05      1,449         1,449,392
  Galileo Money Market Fund                     3,936         3,936,404
  Institutional Money Market
    Trust(e)                                   11,701        11,701,393

                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,068,844)                                         21,068,844
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -
  118.4%
  (Cost $89,779,474(a))                    $108,466,526
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (18.4)%
  (Including $16,132,440 of
  payable upon return of securities
  loaned)                                  (16,844,877)
                                           ------------
NET ASSETS - 100.0%                        $91,621,649
                                           ============

36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

-------------------

 (a) Cost for Federal income tax purposes is $89,888,435. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $19,675,183
      Gross unrealized depreciation                                    (1,097,092)
                                                                      -----------
                                                                      $18,578,091
                                                                      ===========

 (b) Non-income producing security.
  (c) Total or partial securities on loan.
 (d) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $150 which represents less than 0.01% of net assets.
 (e) Securities purchased with the cash proceeds from securities loaned.
  (f) Rates shown are the rates as of June 30, 2005.

                                                                              37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS - 94.5%
Australia - 0.9%
Metal & Mining - 0.9%
  Zinifex Ltd.(b)                         2,144,100            $4,968,375
                                                               ----------
Austria - 2.4%
Construction - 1.1%
  Wienerberger AG                           139,983             6,502,600
                                                               ----------
Machinery & Heavy Equipment - 0.5%
  Andritz AG                                 28,700             2,739,703
                                                               ----------
Telecommunications - 0.8%
  Telekom Austria AG                        223,800             4,354,076
                                                               ----------
                                                               13,596,379
                                                               ----------
Belgium - 0.6%
Metal & Mining - 0.6%
  Cumerio                                    36,116               620,881
  Umicore                                    36,116             2,901,085

                                                               ----------
                                                                3,521,966
                                                               ----------
Brazil - 0.2%
Medical & Medical Services - 0.2%
  Diagnosticos da America(b)                 85,600             1,152,691
                                                               ----------
Canada - 3.2%
Food & Agriculture - 0.2%
  Sobeys, Inc.                               71,900             1,449,976
                                                               ----------
Metal & Mining - 3.0%
  Falconbridge Ltd.                           6,000               182,773
  First Quantum Minerals Ltd(b)             189,000             3,334,659
  Inco Ltd.                                 128,600             4,845,598
  Inmet Mining Corp.(b)                     262,400             3,395,688
  Noranda, Inc.                                  41                   704
  Teck Cominco Ltd.                         152,100             5,133,748

                                                               ----------
                                                               16,893,170
                                                               ----------
                                                               18,343,146
                                                               ----------
China - 0.5%
Oil & Gas - 0.5%
  Precision Drilling Corp.(b)                70,800             2,791,421
                                                               ----------
Finland - 3.3%
Banks - 0.6%
  OKO Bank - Class A                        195,800             3,200,121
                                                               ----------
Machinery & Heavy Equipment - 1.6%
  Kone Oyj- New Class B
    Shares(b)                                55,900             3,349,939
  Metso Oyj                                 258,100             5,630,705

                                                               ----------
                                                                8,980,644
                                                               ----------
Retail Merchandising - 0.8%
  Kesko Oyj - Class B                       208,400             5,232,707
                                                               ----------
Transportation - 0.3%
  Cargotec Corporation- B
    Share(b)                                 55,900             1,561,275
                                                               ----------
                                                               18,974,747
                                                               ----------
France - 2.1%
Advertising - 1.0%
  JC Decaux SA(b)                           221,000             5,605,267
                                                               ----------
Computer & Office Equipment - 1.1%
  Neopost SA                                 73,000             6,429,479
                                                               ----------
                                                               12,034,746
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Germany - 6.4%
Broadcasting - 0.1%
  Premiere AG(b)                             12,400            $  429,346
                                                               ----------
Construction - 1.0%
  Bilfinger Berger AG                       138,300             6,451,209
                                                               ----------
Electronics - 0.4%
  Sunways AG(b)                             135,000             2,350,242
                                                               ----------
Energy & Utilities - 0.2%
  Solarworld AG                              10,400               912,833
                                                               ----------
Machinery & Heavy Equipment - 1.1%
  Rheinmetall AG
                                            122,700             6,182,535
                                                               ----------
Manufacturing - 2.5%
  Adidas-Salomon AG                          28,400             4,762,330
  MAN AG                                     65,100             2,705,669
  Norddeutsche Affinerie AG                 211,000             4,465,230
  Solon AG Fuer Solartechnik(b)              59,296             2,063,874

                                                               ----------
                                                               13,997,103
                                                               ----------
Real Estate - 0.5%
  IVG Immobilien AG                         145,500             2,703,904
                                                               ----------
Telecommunications - 0.6%
  Freenet.De AG(b)                          143,000             3,602,701
                                                               ----------
                                                               36,629,873
                                                               ----------
Greece - 1.6%
Banks - 1.6%
  Alpha Bank AE                             212,232             5,662,946
  Piraeus Bank SA                           179,200             3,341,017

                                                               ----------
                                                                9,003,963
                                                               ----------
Hong Kong - 3.9%
Containers - 0.5%
  Cosco Pacific Ltd.
                                          1,478,200             2,871,473
                                                               ----------
Entertainment & Leisure - 1.2%
  Playmates Holdings Ltd.
                                          5,651,500             1,097,830
  Regal Hotels International
    Holdings Ltd.                       63,371,000              5,869,723

                                                               ----------
                                                                6,967,553
                                                               ----------
Motor Vehicles - 0.4%
  Weichai Power Co. Ltd.                   847,000              2,506,143
                                                               ----------
Real Estate - 1.8%
  New World Development Co.
    Ltd.                                 4,577,100              5,623,262
  Sino Land Co. Ltd.                     3,731,000              3,983,804

                                                               ----------
                                                                9,607,066
                                                               ----------
                                                               21,952,235
                                                               ----------
India - 2.0%
Banks - 0.5%
  Industrial Development Bank of
    India Ltd.                           1,348,000              3,163,832
                                                               ----------
Telecommunications - 1.5%
  Bharti Tele-Ventures Ltd.(b)
                                         1,488,570              8,314,149
                                                               ----------
                                                               11,477,981
                                                               ----------
Indonesia - 0.6%
Metal & Mining - 0.6%
  PT Bumi Resources Tbk(b)              37,440,000              3,183,934
                                                               ----------

38

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Italy - 1.7%
Construction - 0.6%
  Buzzi Unicem SpA                          201,300            $ 2,926,892
                                                               -----------
Oil & Gas - 1.1%
  Saipem SpA                                479,000              6,460,121
                                                               -----------
                                                                 9,387,013
                                                               -----------
Japan - 28.2%
Banks - 3.1%
  Bank of Kyoto Ltd.                        318,000              2,706,200
  The Bank of Yokohama Ltd.                 741,000              4,286,445
  The Chiba Bank Ltd.                       577,000              3,806,398
  The Iyo Bank Ltd.                         222,000              1,750,997
  The Joyo Bank Ltd.                        700,200              3,424,857
  The Musashino Bank Ltd.                    44,100              1,898,358

                                                               -----------
                                                                17,873,255
                                                               -----------
Chemicals - 0.8%
  Tokai Carbon Co. Ltd.                 1,061,000                4,414,051
                                                               -----------
Electronics - 1.2%
  Daido Steel Co. Ltd.                    782,000                3,528,562
  Sanken Electric Co. Ltd.                257,600                3,363,841

                                                               -----------
                                                                 6,892,403
                                                               -----------
Finance - 4.8%
  K.K. DaVinci Advisors(b)                  1,850                5,309,088
  Mitsui Trust Holdings, Inc.             606,400                6,238,571
  Nissin Co. Ltd.                       1,554,160                2,917,293
  Orix Corp.                               26,500                3,979,424
  Pacific Management Corp.                    950                3,866,528
  Sanyo Shinpan Finance Co. Ltd.           72,500                4,985,561

                                                               -----------
                                                                27,296,465
                                                               -----------
Food & Agriculture - 0.9%
  The Nisshin Oillio Group Ltd.           938,000                5,273,658
                                                               -----------
Leasing - 0.9%
  Diamond Lease Co. Ltd.                   93,300                3,704,719
  Sumisho Lease Co. Ltd.                   37,600                1,313,167

                                                               -----------
                                                                 5,017,886
                                                               -----------
Machinery & Heavy Equipment - 3.1%
  Hitachi Construction Machinery
    Co. Ltd.                              324,900                3,879,096
  Juki Corp.                              913,200                3,617,858
  Komatsu Ltd.                            544,500                4,230,796
  Sumitomo Heavy Industries Ltd.        1,278,400                6,149,149

                                                               -----------
                                                                17,876,899
                                                               -----------
Manufacturing - 3.3%
  Asahi Diamond Industry Co. Ltd.         495,600                3,296,248
  Ibiden Co. Ltd.                         149,400                3,923,417
  Kobe Steel Ltd.                       2,481,800                4,680,951
  Koyo Seiko Co. Ltd.                     257,700                3,453,520
  Shimadzu Corp.                          535,000                3,370,003

                                                               -----------
                                                                18,724,139
                                                               -----------
Medical Instruments & Supplies - 1.1%
  Nihon Kohden Corp.                      237,000                3,614,565
  Terumo Corp.                             94,500                2,728,996

                                                               -----------
                                                                 6,343,561
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Japan (Continued)
Motor Vehicles - 2.5%
  Keihin Corp.                            234,200              $ 3,838,167
  SHOWA Corp.                             122,500                1,554,327
  Yamaha Motor Co. Ltd.                   474,600                8,715,919

                                                               -----------
                                                                14,108,413
                                                               -----------
Real Estate - 0.7%
  Joint Corp.                             111,800                4,207,256
                                                               -----------
Retail Merchandising - 4.0%
  FamilyMart Co. Ltd.                     118,200                3,392,077
  Gulliver International Co. Ltd.          37,300                5,197,293
  Ryohin Keikaku Co. Ltd.                  58,100                2,873,279
  Sundrug Co. Ltd.                         79,000                3,122,641
  Tsuruha Co. Ltd.                         83,300                2,661,150
  Yamada Denki Co. Ltd.
                                           98,200                5,653,966

                                                               -----------
                                                                22,900,406
                                                               -----------
Security Brokers & Dealers - 1.0%
  Ichiyoshi Securities Co. Ltd.           348,000                3,234,726
  Matsui Securities Co. Ltd.              244,600                2,631,199

                                                               -----------
                                                                 5,865,925
                                                               -----------
Tires & Rubber - 0.8%
  Zeon Corp.                              429,000                3,712,761
                                                               -----------
                                                               160,507,078
                                                               -----------
Malaysia - 0.7%
Telecommunications - 0.7%
  Maxis Communications Berhad           1,548,600                3,953,005
                                                               -----------
Netherlands - 1.1%
Business Services - 0.5%
  Randstad Holding NV
                                           87,189                3,014,670
                                                               -----------
Construction - 0.6%
  Koninklijke BAM Groep NV                 53,100                3,519,643
                                                               -----------
                                                                 6,534,313
                                                               -----------
Norway - 4.4%
Banks - 0.7%
  Sparebanken Midt-Norge
                                           30,800                1,422,742
  Sparebanken Nord-Norge                   58,920                1,101,006
  Sparebanken Rogaland                     50,000                1,387,164

                                                               -----------
                                                                 3,910,912
                                                               -----------
Manufacturing - 0.6%
  Orkla Asa
                                           99,000                3,649,393
                                                               -----------
Oil & Gas - 3.1%
  Fred Olsen Energy ASA(b)                188,800                4,822,662
  Prosafe ASA                             238,000                7,153,324
  Smedvig ASA - Class A                   280,800                5,690,905

                                                               -----------
                                                                17,666,891
                                                               -----------
                                                                25,227,196
                                                               -----------
Portugal - 0.6%
Telecommunications - 0.6%
  PT Multimedia - Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                  310,200                3,263,484
                                                               -----------

                                               39

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Singapore - 1.1%
Oil & Gas - 0.7%
  Singapore Petroleum Co. Ltd.          1,391,500              $4,090,464
                                                               ----------
Real Estate - 0.4%
  Capitaland Ltd.                       1,644,000               2,318,924
                                                               ----------
                                                                6,409,388
                                                               ----------
South Africa - 1.1%
Banks - 0.5%
  ABSA Group Ltd.                         241,200               2,981,004
                                                               ----------
Retail Merchandising - 0.6%
  Edgars Consolidated Stores Ltd.          73,600               3,197,698
                                                               ----------
                                                                6,178,702
                                                               ----------
South Korea - 2.6%
Chemicals - 0.3%
  Honam Petrochemical Corp.                43,500               1,820,392
                                                               ----------
Construction - 1.7%
  Hanjin Heavy Industries Co. Ltd.        296,500               4,461,127
  Hyundai Development Co.                 210,000               4,937,591

                                                               ----------
                                                                9,398,718
                                                               ----------
Machinery & Heavy Equipment - 0.6%
  Daewoo Heavy Industries &
    Machinery Ltd.                        392,600               3,449,258
                                                               ----------
                                                               14,668,368
                                                               ----------
Spain - 1.8%
Air Transportation - 0.7%
  Iberia Lineas Aereas de Espana
    SA                                  1,382,400               3,966,450
                                                               ----------
Construction - 0.8%
  ACS, Actividades de
    Construccion y Servicios SA           155,400               4,353,458
                                                               ----------
Retail Merchandising - 0.3%
  Cortefiel SA                             78,500               1,798,087
                                                               ----------
                                                               10,117,995
                                                               ----------
Sweden - 3.2%
Manufacturing - 1.6%
  SKF AB - B Shares                       485,800               4,976,853
  SSAB Svenskt Stal AB - Series
    A                                     187,600               4,324,269

                                                               ----------
                                                                9,301,122
                                                               ----------
Motor Vehicles - 0.5%
  Scania AB                                72,500               2,673,856
                                                               ----------
Oil & Gas - 0.3%
  PA Resources AB(b)                      143,100               1,882,376
                                                               ----------
Retail Merchandising - 0.8%
  Lindex AB                                92,800               4,337,587
                                                               ----------
                                                               18,194,941
                                                               ----------
Switzerland - 2.1%
Food Distribution - 0.7%
  Barry Callebaut AG(b)                    16,442               4,171,142
                                                               ----------
Industrial - 0.6%
  SGS Societe Generale de
    Surveillance Holding SA                 5,300               3,642,690
                                                               ----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
Switzerland (Continued)
Machinery & Heavy Equipment - 0.8%
  Sauer AG(b)                              68,400              $4,271,329
                                                               ----------
                                                               12,085,161
                                                               ----------
Taiwan - 1.0%
Banks - 0.5%
  Taishin Financial Holdings Co.
    Ltd.                                3,198,678               2,686,179
                                                               ----------
Computer & Office Equipment - 0.0%
  Quanta Computer, Inc.                         1                       1
                                                               ----------
Security Brokers & Dealers - 0.5%
  Yuanta Core Pacific Securities
    Co.                                 3,691,554               2,732,279
                                                               ----------
                                                                5,418,459
                                                               ----------
Thailand - 1.7%
Banks - 0.7%
  Siam Commercial Bank Public
    Co. Ltd. (Foreign Shares)(c)        3,350,100               3,770,079
                                                               ----------
Metal & Mining - 0.5%
  Banpu Public Co. Ltd.(c)                842,300               3,037,335
                                                               ----------
Telecommunications - 0.5%
  Advanced Info Service Public
    Co. Ltd. (Foreign Shares)(c)
                                        1,099,000               2,606,534
                                                               ----------
                                                                9,413,948
                                                               ----------
United Kingdom - 14.4%
Aerospace - 0.7%
  Meggitt PLC
                                          760,765               3,855,643
                                                               ----------
Computer Software & Services - 0.4%
  SurfControl PLC(b)                      248,900               2,047,770
                                                               ----------
Construction - 1.9%
  BPB PLC                                 244,300               2,316,449
  Carillion PLC                           786,400               3,978,516
  Taylor Woodrow PLC                      757,000               4,582,842

                                                               ----------
                                                               10,877,807
                                                               ----------
Electronics - 0.4%
  Ultra Electronics Holdings PLC          145,200               2,095,107
                                                               ----------
Entertainment & Leisure - 2.7%
  Hilton Group PLC                        414,400               2,126,223
  IG Group Holdings PLC(b)              1,906,800               5,007,102
  Intercontinental Hotels Group
    PLC
                                          268,022               3,384,509
  Millennium & Copthorne Hotels
    PLC
                                          420,200               2,696,390
  Whitbread PLC                           172,714               2,928,006

                                                               ----------
                                                               16,142,230
                                                               ----------
Manufacturing - 1.0%
  IMI PLC                                 310,100               2,317,829
  Rexam PLC                               374,000               3,229,513

                                                               ----------
                                                                5,547,342
                                                               ----------
Measuring & Controlling Devices -
0.9%
  Rotork PLC                              606,000               5,159,527
                                                               ----------
Medical Instruments & Supplies - 0.8%
  Alliance Unichem PLC                    303,028               4,614,131
                                                               ----------

40

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Metal & Mining - 1.3%
  Antofagasta PLC                             327,500          $ 7,161,678
                                                               -----------
Oil & Gas - 1.0%
  Tullow Oil PLC                          1,708,600              5,711,667
                                                               -----------
Soaps & Cosmetics - 0.4%
  McBride PLC                               841,700              2,263,040
                                                               -----------
Transportation - 1.5%
  Arriva PLC                                345,000              3,370,227
  Exel PLC                                  336,900              5,126,871

                                                               -----------
                                                                 8,497,098
                                                               -----------
Waste Management - 1.4%
  Kelda Group PLC                           341,500              4,275,637
  Severn Trent PLC                          206,900              3,771,595

                                                               -----------
                                                                 8,047,232
                                                               -----------
                                                                82,020,272
                                                               -----------
United States - 1.1%
Broadcasting - 0.4%
  Central European Media
    Enterprises Ltd. - A shares              49,400              2,389,972
                                                               -----------
Telecommunications - 0.7%
  NII Holdings, Inc.(b)                      63,900              4,085,766
                                                               -----------
                                                                 6,475,738
                                                               -----------
TOTAL COMMON STOCKS
  (Cost $468,659,768)                                          537,486,518
                                                               -----------

                                               NUMBER
                                              OF SHARES               VALUE
                                        --------------------   -------------------
PREFERRED STOCKS - 0.6%
Brazil - 0.6%
  Companhia Siderurgica de
    Tubarao
  (Cost $3,752,695)                     69,702,300             $ 3,195,119
                                                               -----------
WARRANTS - 0.0%
  Playmates Holdings Ltd.
    Warrants (expiring
    05/23/06)(b)
  (Cost $0)                              1,130,300                  46,531
                                                               -----------

                               PAR/SHARES
                  MATURITY       (000)
                 ----------   -----------
SHORT TERM INVESTMENTS - 3.9%
  Federal Home Loan
Mortgage
  Corp., Discount Notes
    2.65%        07/01/05     $15,000       15,000,000
  Galileo Money Market Fund     7,310        7,310,389

                                            ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,310,389)                        22,310,389
                                            ----------

TOTAL INVESTMENTS IN SECURITIES -  99.0%
  (Cost $494,722,852(a))                    563,038,557
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.0%                          5,755,748
                                            -----------
NET ASSETS - 100.0%                        $568,794,305
                                           ============

-------------------

 (a) Cost for Federal income tax purposes is $494,866,304. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $80,540,268
      Gross unrealized depreciation                                      (12,368,015)
                                                                         -----------
                                                                         $68,172,253
                                                                         ===========

 (b) Non-income producing security.
  (c) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, the securities had a total market value of $9,413,948 which represents 1.66% of net assets.

                                                                              41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ASSET ALLOCATION PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS - 66.0%
Australia - 0.6%
Metal & Mining - 0.2%
  BHP Billiton Ltd.     108,054      $ 1,494,904
                                     -----------
Pharmaceuticals - 0.2%
  CSL Ltd.               47,550        1,222,176
                                     -----------
Retail Merchandising - 0.2%
  Woolworths Ltd.       134,314        1,690,301
                                     -----------
                                       4,407,381
                                     -----------
Belgium - 0.1%
Beverages & Bottling - 0.1%
  Inbev NV               21,209          718,179
                                     -----------
Canada - 0.9%
Energy & Utilities - 0.0%
  Tusk Energy Corp.(b)   10,557           41,347
                                     -----------
Metal & Mining - 0.3%
  Bema Gold Corp.(c)     50,000          119,499
  Fording Canadian Coal   4,429          408,354
Trust(d)
  Gateway Gold Corp.(c) 100,000           81,646
  Gold Reserve, Inc.(c) 100,000          325,000
  Minefinders Corp.      40,000          184,800
Ltd.(c)
  NovaGold Resources,    66,700          508,921
Inc.(c)(d)
  Southwestern           47,300          403,564
Resources Corp.(c)
  Stratagold Corp.(c)   200,000           65,317
  Sunridge Gold          76,700           50,098
Corp.(c)

                                     -----------
                                       2,147,199
                                     -----------
Motor Vehicles - 0.0%
  Westport Innovations,  70,500           80,010
                                     -----------
Inc.(c)
Oil & Gas - 0.6%
  Accrete Energy,         4,960           31,790
Inc.(c)
  Blizzard Energy,       12,000           26,551
Inc.(c)
  C1 Energy Ltd.(c)      85,733          199,493
  Canex Energy, Inc(c)    2,508            6,450
  Capitol Energy          8,914           28,745
Resources Ltd.(c)
  Chamaelo Exploration    2,340           14,520
Ltd.(c)
  Cinch Energy Corp.(c)  26,880           61,450
  Compton Petroleum      66,500          605,385
Corp.(c)
  Crew Energy, Inc.(c)    9,400          107,062
  Delphi Energy          18,000           50,849
Corp.(c)
  Endev Energy, Inc.(c) 231,700          293,219
  Esprit Energy Trust -  36,375          353,712
Class A
  Galleon Energy, Inc.   51,563          559,918
- Class A(c)
  Hawker Resources,       7,921           31,689
Inc.(c)
  KICK Energy Ltd.(c)     9,100           65,754
  Leader Energy          15,957           30,616
Services Ltd.(c)
  Midnight Oil           69,600          199,458
Exploration Ltd.(c)
  Mustang Resources,
Inc. - Class
    A(c)                 28,200          174,984
  Niko Resources Ltd.     2,000           94,203
  Oilexco, Inc.(c)       62,300          145,984
  Pacific Rodera         37,300           29,236
Energy, Inc.(c)
  Paramount Resources
Ltd. - Class
    A(c)                 15,600          229,007
  Precision Drilling      6,800          268,464
Corp.(c)
  ProspEx Resources      43,140          122,221
Ltd.(c)
  Purcell Energy         68,773          176,874
Ltd.(c)
  Real Resources,         3,043           40,994
Inc.(c)
  Sequoia Oil & Gas      11,220          143,636
Trust
  Technicoil Corp.(c)    33,500           81,507
  Tempest Energy Corp.   14,700           45,007
- Class A(c)
  Thunder Energy,        29,367          199,009
Inc.(c)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Canada (Continued)
Oil & Gas (Continued)
  Trilogy Energy         15,600      $   228,116
Trust(d)
  True Energy, Inc.(c)   46,870          158,045
  Vault Energy Trust      5,850           49,912
  West Energy Ltd.(c)       143              555
  White Fire Energy      11,220           25,558
Ltd.(c)(d)

                                     -----------
                                       4,879,973
                                     -----------
Transportation - 0.0%
  Railpower              17,600           77,596
                                     -----------
Technologies Corp.(c)
                                       7,226,125
                                     -----------
Finland - 0.5%
Energy & Utilities -
0.2%
  Fortum Oyj             89,634        1,437,834
                                     -----------
Finance - 0.2%
  Sampo Oyj             112,854        1,759,757
                                     -----------
Oil & Gas - 0.1%
  Neste Oil OYJ(c)       26,302          681,419
                                     -----------
                                       3,879,010
                                     -----------
France - 1.8%
Banks - 0.2%
  Credit Agricole SA     48,265        1,224,739
                                     -----------
Construction - 0.6%
  Autoroutes du Sud de la France
                         25,894        1,482,793
  Lafarge SA
                         11,368        1,037,020
  Vinci SA               20,522        1,709,338

                                     -----------
                                       4,229,151
                                     -----------
Entertainment & Leisure
- 0.2%
  Vivendi Universal SA   51,174        1,614,521
                                     -----------
Insurance - 0.2%
  Axa                    69,787        1,746,365
                                     -----------
Medical Instruments &
Supplies - 0.1%
  Essilor International  16,548        1,131,914
                                     -----------
SA
Oil & Gas - 0.2%
  Technip SA             32,590        1,513,502
                                     -----------
Soaps & Cosmetics -
0.1%
  L'Oreal SA             13,766          989,119
                                     -----------
Telecommunications -
0.2%
  Ses Global SA          80,366        1,211,328
                                     -----------
                                      13,660,639
                                     -----------
Germany - 0.6%
Chemicals - 0.2%
  Bayer AG               43,558        1,454,923
                                     -----------
Finance - 0.2%
  Hypo Real Estate       37,138        1,415,830
                                     -----------
Holding AG
Motor Vehicles - 0.1%
  Bayerische Motoren     19,646          897,389
                                     -----------
Werke AG
Retail Merchandising -
0.1%
  Metro AG               13,479          669,218
                                     -----------
                                       4,437,360
                                     -----------
Greece - 0.2%
Telecommunications -
0.2%
  Hellenic
Telecommunications
    Organization SA(c)   88,584        1,720,203
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Hong Kong - 0.2%
Conglomerates - 0.1%
  Hutchison Whampoa       85,000     $   768,174
                                     -----------
Ltd.
Machinery & Heavy Equipment - 0.1%
  Techtronics           180,000          455,019
                                     -----------
Industries Co. Ltd.
                                       1,223,193
                                     -----------
Italy - 0.2%
Oil & Gas - 0.2%
  Eni SpA                65,157        1,680,987
                                     -----------
Japan - 2.2%
Banks - 0.2%
  Mizuho Financial          328        1,485,931
                                     -----------
Group, Inc.
Chemicals - 0.2%
  Daicel Chemical       221,000        1,164,732
                                     -----------
Industries Ltd.
Conglomerates - 0.1%
  Mitsui & Co. Ltd.     200,000        1,895,136
                                     -----------
Construction - 0.3%
  Daiwa House Industry   82,000          940,547
Co. Ltd.
  Obayashi Corp.        202,000        1,088,295

                                     -----------
                                       2,028,842
                                     -----------
Electronics - 0.2%
  Sony Corp.             43,900        1,513,383
                                     -----------
Energy & Utilities - 0.3%
  Hokkaido Electric      47,300          968,965
Power Co.
  Tokyo Electric Power   59,300        1,415,472
Co.

                                     -----------
                                       2,384,437
                                     -----------
Finance - 0.1%
  Sanyo Shinpan Finance  11,200          770,183
                                     -----------
Co. Ltd.
Machinery & Heavy Equipment - 0.2%
  Komatsu Ltd.          133,000        1,033,418
  Toyoda Machine Works   46,000          459,128
Ltd.

                                     -----------
                                       1,492,546
                                     -----------
Motor Vehicles - 0.1%
  Suzuki Motor Corp.     56,800          893,443
                                     -----------
Oil & Gas - 0.1%
  Nippon Oil Corp.      107,000          727,109
                                     -----------
Pharmaceuticals - 0.2%
  Astellas Pharma, Inc.  34,800        1,190,255
                                     -----------
Real Estate - 0.2%
  Tokyo Tatemono Co.    210,000        1,411,876
                                     -----------
Ltd.
                                      16,957,873
                                     -----------
Norway - 0.3%
Banks - 0.2%
  DNB NOR ASA           171,702        1,792,447
                                     -----------
Transportation - 0.1%
  Stolt-Nielsen SA(c)    13,000          437,456
                                     -----------
                                       2,229,903
                                     -----------
Singapore - 0.4%
Business Services - 0.2%
  Jardine Matheson       61,600        1,090,320
                                     -----------
Holdings Ltd.
Conglomerates - 0.1%
  Keppel Corp. Ltd.     116,000          859,361
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
Singapore (Continued)
Telecommunications - 0.1%
  Singapore             626,000      $ 1,027,689
                                     -----------
Telecommunications Ltd.
                                       2,977,370
                                     -----------
South Africa - 0.1%
Banks - 0.1%
  ABSA Group Ltd.        85,909        1,061,754
                                     -----------
Spain - 0.3%
Banks - 0.3%
  Banco Bilbao Vizcaya Argentaria
    SA                  124,573        1,924,396
                                     -----------
Sweden - 0.3%
Telecommunications -
0.3%
  Telefonaktiebolaget LM643,703 n      2,069,029
                                     -----------
Switzerland - 1.0%
Banks - 0.3%
  Credit Suisse Group    49,813        1,965,535
                                     -----------
Chemicals - 0.0%
  Syngenta AG(c)         10,976        1,130,071
                                     -----------
Food & Agriculture -
0.3%
  Nestle SA
                          8,369        2,142,715
                                     -----------
Pharmaceuticals - 0.4%
  Roche Holding AG       21,362        2,704,642
                                     -----------
                                       7,942,963
                                     -----------
Thailand - 0.1%
Banks - 0.1%
  Kasikornbank Public   779,200        1,074,889
                                     -----------
Co. Ltd.
United Kingdom - 2.3%
Air Transportation - 0.2%
  BAA PLC               131,905        1,465,874
                                     -----------
Banks - 0.0%
  Lloyd TSB Group PLC   125,679        1,065,534
                                     -----------
Energy & Utilities -
0.1%
  Centrica PLC          127,994          531,683
                                     -----------
Finance - 0.0%
  Archipelago Holdings, Inc.(b)
                         78,900           47,730
                                     -----------
Insurance - 0.3%
  Prudential PLC        231,929        2,063,000
                                     -----------
Oil & Gas - 0.7%
  BG Group PLC          226,117        1,860,328
  Expro International Gro22,880          185,985
  Shell Transport &     274,445        2,669,922
Trading Co. PLC
  Tullow Oil PLC         97,735          326,718
  Venture Production     20,752          137,349
PLC(c)

                                     -----------
                                       5,180,302
                                     -----------
Pharmaceuticals - 0.6%
  AstraZeneca PLC        37,525        1,554,405
  Glaxosmithkline PLC   110,638        2,679,189

                                     -----------
                                       4,233,594
                                     -----------
Publishing & Printing - 0.3%
  Reed Elsevier PLC     219,868        2,106,462
                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United Kingdom (Continued)
Retail Merchandising - 0.1%
  Next PLC                32,260     $   872,564
                                     -----------
                                      17,566,743
                                     -----------
United States - 53.9%
Advertising - 0.1%
  Getty Images,            7,500         556,950
Inc.(c)(d)
  R.H. Donnelley             725          44,936
Corp.(c)

                                     -----------
                                         601,886
                                     -----------
Aerospace - 0.8%
  Alliant Techsystems,    11,825         834,845
Inc.(c)
  Aviall, Inc.(c)         16,100         508,599
  General Dynamics        22,550       2,470,127
Corp.
  Lockheed Martin Corp.    7,000         454,090
  Orbital Sciences        20,100         198,990
Corp.(c)
  Raytheon Co.            36,800       1,439,616
  The Titan Corp.(c)       1,200          27,288

                                     -----------
                                       5,933,555
                                     -----------
Air Transportation - 0.1%
  ExpressJet Holdings,     1,700          14,467
Inc.(c)
  Ryanair Holdings PLC    23,129       1,037,104
- ADR(c)
  SkyWest, Inc.            1,000          18,180

                                     -----------
                                       1,069,751
                                     -----------
Banks - 4.3%
  AmSouth Bancorp.        16,200         421,200
  Associated Banc-Corp.    1,575          53,013
  Bank of America Corp. 153,300        6,992,013
  Bank of Hawaii Corp.    1,000           50,750
  Berkshire Hills         5,300          176,596
Bancorp, Inc.
  Central Pacific         7,700          274,120
Financial Corp.
  Citigroup, Inc.       125,500        5,801,865
  City National Corp.     3,500          250,985
  Colonial BancGroup,     2,125           46,878
Inc.
  Comerica, Inc.         46,215        2,671,227
  First Horizon          30,175        1,273,385
National Corp.(d)
  Flagstar Bancorp,      14,900          282,057
Inc.(d)
  Gold Banc Corp., Inc.  16,600          241,530
  Hudson City Bancorp,   15,475          176,570
Inc.
  J.P. Morgan Chase &    18,350          648,122
Co., Inc.
  Key Corp.              53,400        1,770,210
  National City Corp.    34,000        1,160,080
  NewAlliance            16,700          234,635
Bancshares, Inc.
  North Fork Bancorp.,   25,455          715,031
Inc.
  Sovereign Bancorp,     40,800          911,472
Inc.(d)
  SunTrust Banks, Inc.   16,100        1,163,064
  SVB Financial             650           31,135
Group(c)
  Trustmark Corp.        14,680          429,537
  U.S. Bancorp           84,000        2,452,800
  Wachovia Corp.         72,000        3,571,200
  WSFS Financial Corp.    3,100          169,601
  Zions Bancorp(d)       10,775          792,286

                                     -----------
                                      32,761,362
                                     -----------
Beverages & Bottling - 0.8%
  The Coca-Cola Co.       5,600          233,799
  Coca-Cola              21,960          483,340
Enterprises, Inc.
  Constellation Brands,  45,950        1,355,525
Inc.(c)
  Pepsi Bottling Group,  39,800        1,138,678
Inc.
  PepsiAmericas, Inc.     1,500           38,490

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Beverages & Bottling (Continued)
  PepsiCo, Inc.          50,950      $ 2,747,734

                                     -----------
                                       5,997,566
                                     -----------
Broadcasting - 0.5%
  Alliance Atlantis
Communications,
    Inc.(c)               7,500          176,625
  Belo Corp.             18,930          453,752
  CKX, Inc.(c)(d)
                         28,000          360,220
  Cumulus Media, Inc. - Class A(c)
                          7,500           88,350
  Entercom Communications Co725 c)        24,135
  Gray Communications,    9,400          113,364
Inc.
  Liberty Media Corp. -  35,500          361,745
Class A(c)
  Lin TV Corp.(c)        36,075          501,082
  Media General, Inc. -     425           27,523
Class A
  News Corp. - Class B   48,850          823,611
  Outdoor Channel         1,200           16,512
Holdings, Inc.(c)
  Spanish Broadcasting
Systems, Inc.
    - Class A(c)          4,000           39,960
  Univision Communications, Inc. -
    Class A(c)(d)
                         20,900          575,795
  XM Satellite Radio Holdings, Inc.(c)
                         12,350          415,701

                                     -----------
                                       3,978,375
                                     -----------
Business Services -
0.8%
  Advisory Board Co.(c)     400           19,496
  Alliance Data Systems Corp.(c)(d)
                         37,025        1,501,734
  The Brink's Co.
                         27,920        1,005,120
  CDI Corp.               1,200           26,304
  The Corporate           6,500          509,145
Executive Board Co.
  CoStar Group, Inc.(c)     400           17,440
  DiamondCluster
International,
    Inc.(c)               2,600           29,380
  Digitas, Inc.(c)       37,400          426,734
  Equifax, Inc.           6,000          214,260
  Forrester Research,       300            5,349
Inc.(c)
  Gartner, Inc. - Class   1,800           19,116
A(c)
  Global Payments,          600           40,680
Inc.(d)
  Hudson Highland           900           14,031
Group, Inc.(c)
  Korn/Ferry              2,000           35,500
International(c)
  Navigant Consulting,   12,600          222,516
Inc.(c)(d)
  W.W. Grainger, Inc.    13,986          766,293
  Watson Wyatt & Co.      5,700          146,091
Holdings

                                     -----------
                                       4,999,189
                                     -----------
Chemicals - 0.6%
  Agrium, Inc.(d)         1,500           29,415
  Ashland, Inc.(c)(d)    12,460          895,500
  Cytec Industries,      16,505          656,899
Inc.
  The Dow Chemical Co.   16,295          725,616
  Eastman Chemical Co.    9,900          545,985
  FMC Corp.(c)            7,655          429,752
  The Lubrizol Corp.     29,800        1,251,898
  Lyondell Chemical Co.   1,350           35,667

                                     -----------
                                       4,570,732
                                     -----------
Computer & Office
Equipment - 1.7%
  American Power Conversion Corp.
                         10,490          247,459
  Apple Computer, Inc.(c)
                         12,800          471,168
  Avery Dennison Corp.   13,215          699,866
  Cisco Systems,        189,670        3,624,595
Inc.(c)(d)
  Dell, Inc.(c)          62,700        2,477,277

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Computer & Office Equipment (Continued)
  Hutchinson                7,900    $   304,229
Technology, Inc.(c)(d)
  International
Business Machines
    Corp.                 40,800       3,027,360
  Lexmark                  5,475         354,944
International, Inc.(c)
  NCR Corp.(c)            29,610       1,039,903
  Phase Metrics,          50,574           1,011
Inc.(b)(c)
  Western Digital         32,300         433,466
Corp.(c)
  Xerox Corp.(c)          26,900         370,951

                                     -----------
                                      13,052,229
                                     -----------
Computer Software & Services - 3.4%
  Activision, Inc.(c)      1,751          28,927
  Adobe Systems,          27,400         784,188
Inc.(d)
  Anteon International       500          22,810
Corp.(c)(d)
  The BISYS Group,         2,000          29,880
Inc.(c)
  BMC Software, Inc.(c)    1,300          23,335
  Borland Software        22,100         151,606
Corp.(c)
  CACI International,      9,800         618,968
Inc.(c)
  Ceridian Corp.(c)       39,200         763,616
  Checkfree Corp.(c)(d)   17,100         582,426
  Cognizant Technology
Solutions
    Corp.(c)              12,800         603,264
  Computer Sciences       16,300         712,310
Corp.(c)
  DST Systems, Inc.(c)    14,680         687,024
  EMC Corp.(c)          112,700        1,545,117
  Emulex Corp.(c)         1,500           27,390
  Foundry Networks,      37,900          327,077
Inc.(c)
  Google, Inc. - Class    4,655        1,369,268
A(c)
                              3               72
  IAC/InterActiveCorp(c
  Interwoven, Inc.(c)     2,500           18,825
  Iomega Corp.(c)         4,700           12,455
  McAfee, Inc.(c)         1,250           32,725
  McData Corp. - Class    8,800           35,200
A(c)
  Mercury Interactive     6,700          257,012
Corp.(c)(d)
  Micromuse, Inc.(c)      1,100            6,226
  Microsoft Corp.       298,220        7,407,785
  Navteg Corp.(c)        19,700          732,446
  Oracle Corp.(c)       180,050        2,376,660
  Progress Software      11,300          340,695
Corp.(c)
  Salesforce.Com,        15,100          309,248
Inc.(c)(d)
  Sandisk Corp.(c)        1,550           36,782
  SkillSoft PLC -         5,300           18,285
ADR(c)
  SonicWALL, Inc.(c)      8,300           44,737
  Storage Technology      2,000           72,580
Corp.(c)
  Sybase, Inc.(c)         1,300           23,855
  Take-Two Interactive
Software,
    Inc.(c)(d)              750           19,088
  TIBCO Software,        79,225          518,132
Inc.(c)
  Unisys Corp.(c)        81,860          518,174
  VeriFone Holdings,      1,800           29,250
Inc.(c)
  VeriSign, Inc.(c)(d)   63,150        1,816,194
  VERITAS Software       23,900          583,160
Corp.(c)
  Verity, Inc.(c)         1,200           10,524
  Yahoo!, Inc.(c)        83,050        2,877,681

                                     -----------
                                      26,374,997
                                     -----------
Construction - 0.0%
  D.R. Horton, Inc.       2,600           97,786
  Jacobs Engineering        600           33,756
Group, Inc.(c)
  Lennar Corp.(d)         1,675          106,279

                                     -----------
                                         237,821
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Containers - 0.4%
  Owens-Illinois,        42,760      $ 1,071,138
Inc.(c)
  Pactiv Corp.(c)        32,190          694,660
  Smurfit-Stone          52,160          530,467
Container Corp.(c)(d)
  Tupperware Corp.       31,200          729,144

                                     -----------
                                       3,025,409
                                     -----------
Credit Institutions -
0.0%
  CSG Systems Inc.(c)
                          2,650           50,297
                                     -----------
Electronics - 1.2%
  Amphenol Corp.         14,900          598,532
  Arrow Electronics,      2,450           66,542
Inc.(c)
  Cogent, Inc.(c)        10,700          305,485
  Cubic Corp.            10,800          191,592
  Intel Corp.(d)        220,130        5,736,588
  L-3 Communications     20,775        1,590,950
Holdings, Inc.
  National               18,600          409,758
Semiconductor Corp.

                                     -----------
                                       8,899,447
                                     -----------
Energy & Utilities -
1.9%
  CenterPoint Energy,     4,700           62,087
Inc.
  Constellation Energy   27,525        1,587,917
Group
  Energy East Corp.       1,950           56,511
  Exelon Corp.           55,900        2,869,347
  KFX, Inc.(c)(d)        11,500          164,335
  Longview Energy         3,200           48,000
Co.(b)
  Pepco Holdings, Inc.    2,650           63,441
  PG&E Corp.             62,000        2,327,480
  PPL Corp.              65,980        3,917,892
  Public Service
Enterprise Group,
    Inc.(d)              14,580          886,756
  Questar Corp.          10,520          693,268
  Reliant Energy,        51,955          643,203
Inc.(c)
  SCANA Corp.             1,400           59,794
  Sempra Energy          14,200          586,602
  TXU Corp.               5,700          473,613

                                     -----------
                                      14,440,246
                                     -----------
Entertainment & Leisure
- 2.1%
  Alliance Gaming        13,010          182,400
Corp.(c)
  Ameristar Casinos,      1,300           33,917
Inc.
  Argosy Gaming             500           23,305
Co.(c)(d)
  Comcast Corp.(c)       42,600        1,307,820
  Comcast Corp. - Class  39,200        1,174,040
A(c)(d)
  Gaylord Entertainment   7,400          344,026
Co.(c)
  GTECH Holdings Corp.   13,025          380,851
  Harrah's               34,452        2,482,982
Entertainment, Inc.
  Hilton Hotels Corp.    29,780          710,253
  Kerzner International   1,300           74,035
Ltd.(c)
  Marriott               19,200        1,309,824
International, Inc. -
Class A
  Marvel Enterprises,    22,100          435,812
Inc.(c)
  MTR Gaming Group,      13,600          158,304
Inc.(c)
  Orient-Express Hotels
Ltd. - Class
    A                    16,800          532,056
  Royal Caribbean Cruises Ltd.
                          9,400          454,584
  Sabre Holdings Corp.
                          1,475           29,426
  Scientific Games Corp. - Class
    A(c)(d)               4,500          121,185
  Starwood Hotels &
Resorts
    Worldwide, Inc.      19,800        1,159,686
  Time Warner, Inc.(c)  157,900        2,638,509
  Vail Resorts, Inc.(c)   1,800           50,580

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Entertainment & Leisure (Continued)
  The Walt Disney Co.   111,400      $ 2,805,052
  World Wrestling         2,300           26,266
Entertainment, Inc.

                                     -----------
                                      16,434,913
                                     -----------
Finance - 2.9%
  Accredited Home
Lenders Holding
    Co.(c)(d)             4,900          215,600
  Affiliated Managers
Group,
    Inc.(c)(d)           12,750          871,208
  Ambac Financial        13,635          951,178
Group, Inc.
  American Express Co.   34,740        1,849,210
  The Bear Stearns       17,100        1,777,374
Cos., Inc.(d)
  Capital One Financial  26,495        2,119,865
Corp.
  Chicago Mercantile      4,000        1,182,000
Exchange(d)
  CIT Group, Inc.        50,520        2,170,843
  Countrywide Financial  39,000        1,505,790
Corp.
  Fannie Mae             15,100          881,840
  Franklin Resources,    15,270        1,175,485
Inc.
  Freddie Mac            11,800          769,714
  The Goldman Sachs       5,050          515,201
Group, Inc.
  H&R Block, Inc.        10,305          601,297
  Indymac Bancorp,        1,075           43,785
Inc.(d)
  Legg Mason, Inc.          925           96,302
  Mellon Financial       10,900          312,721
Corp.
  MoneyGram               2,650           50,668
International, Inc.
  NGP Capital Resources   2,700           40,311
Co.
  Nuveen Investments -   23,720          892,346
Class A
  Protective Life Corp.     850           35,887
  Providian Financial    16,300          287,369
Corp.(c)
  SLM Corp.              14,600          741,680
  State Street Corp.     18,600          897,450
  T. Rowe Price Group,    5,700          356,820
Inc.
  Washington Mutual,     37,300        1,517,737
Inc.(d)
  Wright Express          1,200           22,164
Corp.(c)

                                     -----------
                                      21,881,845
                                     -----------
Food & Agriculture - 0.7%
  Chiquita Brands         7,100          194,966
International, Inc.
  Dean Foods Co.(c)      32,340        1,139,662
  Del Monte Foods        76,760          826,705
Co.(c)
  Flowers Foods, Inc.       850           30,056
  General Mills,         12,400          580,196
Inc.(d)
  John B. Sanfilippo &    4,600          106,076
Son, Inc.(c)
  Lance, Inc.             6,000          103,260
  Monsanto Co.           11,050          694,714
  Sysco Corp.(d)         19,750          714,751
  TreeHouse Foods,        6,468          184,403
Inc.(c)
  Tyson Foods, Inc. -    60,600        1,078,680
Class A(d)

                                     -----------
                                       5,653,469
                                     -----------
Furniture - 0.0%
  Aaron Rents, Inc.      11,200          278,768
                                     -----------
Insurance - 2.5%
  ACE Ltd.               10,000          448,499
  Aetna, Inc.            12,000          993,840
  Allmerica Financial    27,275        1,011,630
Corp.(c)
  The Allstate Corp.     28,800        1,720,800
  American Financial      1,100           36,872
Group, Inc.
  American               40,800        2,370,480
International Group,
Inc.
  Assurant, Inc.          9,000          324,900
  Axis Capital Holdings  23,420          662,786
Ltd.
  CHUBB Corp.(d)         17,400        1,489,614

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Insurance (Continued)
  Endurance Specialty    15,900      $   601,338
Holdings Ltd.
  Everest Re Group        7,730          718,890
Ltd.(d)
  First American Corp.
                          1,400           56,196
  Genworth Financial, Inc.(d)
                         42,100        1,272,683
  Hartford Financial Serv22,600 oup    1,690,028
  Max Re Capital Ltd.     7,600          174,040
  MetLife, Inc.          11,900          534,786
  Ohio Casualty Corp.     1,800           43,524
  Prudential Financial,  11,900          781,354
Inc.(d)
  PXRE Group Ltd.         6,700          168,974
  Radian Group, Inc.     18,680          882,070
  Universal American
Financial
    Corp.(c)             15,100          341,562
  W.R. Berkley Corp.     38,200        1,362,976
  WellPoint, Inc.(c)     20,200        1,406,728

                                     -----------
                                      19,094,570
                                     -----------
Machinery & Heavy
Equipment - 0.2%
  AGCO Corp.(c)           1,200           22,944
  Albany International    6,000          192,660
Corp. - Class A
  Deere & Co.            15,100          988,899
  Kennametal, Inc.          600           27,510

                                     -----------
                                       1,232,013
                                     -----------
Manufacturing - 4.3%
  Actuant Corp. - Class     400           19,177
A(c)
  American Standard      11,920          499,686
Co., Inc.
  Applied Films           4,800          122,881
Corp.(c)
  Aptargroup, Inc.        4,900          248,920
  Black & Decker Corp.   13,125        1,179,281
  BorgWarner, Inc.          750           40,252
  Briggs & Stratton      13,225          457,851
Corp.(d)
  Brunswick Corp.        15,875          687,705
  The Clorox Co.
                         11,400          635,208
  Cooper Industries, Inc.
                            675           43,132
  Cummins, Inc.           8,850          660,298
  Danaher Corp.          20,950        1,096,523
  Eaton Corp.            14,800          886,520
  Energizer Holdings,    17,125        1,064,661
Inc.(c)(d)
  Fleetwood              11,600          117,740
Enterprises, Inc.(c)
  Fortune Brands, Inc.   15,200        1,349,760
  General Electric      257,570        8,924,800
Co.(d)
  Harsco Corp.              875           47,731
  Hexel Corp.(c)         16,800          284,256
  Ingersoll-Rand Co. -    9,800          699,230
Class A
  ITT Industries, Inc.    8,935          872,324
  Jones Apparel Group,   22,410          695,606
Inc.
  K2, Inc.(c)
                         14,800          187,664
  Newell Rubbermaid, Inc.(d)
                         25,125          598,980
  Nike, Inc.             14,500        1,255,700
  Nucor Corp.(d)         26,300        1,199,806
  Pentair, Inc.          16,700          714,927
  Polo Ralph Lauren      20,750          894,532
Corp.
  Precision Castparts       550           42,845
Corp.
  Roper Industries,       4,400          314,028
Inc.
  Sealed Air Corp.(c)    11,100          552,669
  The Sherwin-Williams   44,805        2,109,867
Co.
  Snap-On, Inc.          24,100          826,630
  The Stanley Works      31,350        1,427,679
  Textron, Inc.           7,800          591,630
  Timken Co.                925           21,369
  Tyco International     24,800          724,160
Ltd. - ADR

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
  V.F. Corp.                   625   $    35,762
  Volcom, Inc.(c)              100         2,677
  The Warnaco Group,      19,900         462,675
Inc.(c)
  York International      12,290         467,020
Corp.

                                     -----------
                                      33,064,162
                                     -----------
Measuring & Controlling Devices -
0.1%
  Thermo Electron         19,750         530,682
                                     -----------
Corp.(c)
Medical & Medical Services - 2.2%
  Accredo Health,          3,400         154,360
Inc.(c)
  Amedisys, Inc.(c)        8,500         312,630
  Amgen, Inc.(c)(d)       36,040       2,178,978
  Caremark Rx, Inc.(c)    37,150       1,653,918
  Community Health        25,300         956,087
Systems, Inc.(c)
  Covance, Inc.(c)           975          43,748
  Coventry Health Care,   16,325       1,154,994
Inc.(c)
  CryoLife(c)              7,200          55,872
  Digene Corp.(c)          1,000          27,680
  Digirad Corp.(c)        29,100         155,976
  HCA, Inc.               25,900       1,467,753
  LifePoint Hospitals,       503          25,413
Inc.(c)
  McKesson Corp.          23,000       1,030,170
  Medco Health            12,300         656,328
Solutions, Inc.(c)
  MedImmune, Inc.(c)      10,055         268,670
  Noven                    1,500          26,220
Pharmaceuticals,
Inc.(c)
  Omnicare, Inc.          10,700         454,001
  PacifiCare Health
Systems,
    Inc.(c)(d)             5,850         417,982
  PacifiCare Health
Systems, Inc. -
    Class B                  700          50,015
  Pediatrix Medical        3,400         250,036
Group, Inc.(c)
  Quest Diagnostics,      18,000         958,860
Inc.
  Triad Hospitals,         9,200         502,688
Inc.(c)
  UnitedHealth Group,     43,800       2,283,732
Inc.
  Universal Health        25,225       1,568,490
Services, Inc.
  VCA Antech, Inc.(c)      3,300          80,025

                                     -----------
                                      16,734,626
                                     -----------
Medical Instruments & Supplies -
2.1%
  Advanced Medical         1,000          39,749
Optics, Inc.(c)
  Bausch & Lomb, Inc.     14,300       1,186,900
  Becton, Dickinson &     15,400         808,038
Co.
  Biosite, Inc.(c)           450          24,746
  Bruker BioSciences       2,300           9,177
Corp.(c)
  C.R. Bard, Inc.          8,900         591,939
  Charles River
Laboratories
    International,        37,350       1,802,138
Inc.(c)
  Cytyc Corp.(c)          40,500         893,430
  DJ Orthopedics,         10,000         274,300
Inc.(c)
  Edwards Lifesciences       925          39,794
Corp.(c)
  Fisher Scientific
International,
    Inc.(c)                6,500         421,850
  Hillenbrand             13,995         707,446
Industries, Inc.
  Hologic, Inc.(c)(d)      7,500         298,125
  Intralase Corp.(c)      16,300         319,806
  Invitrogen                 575          47,892
Corp.(c)(d)
  Johnson & Johnson       67,740       4,403,100
  Kinetic Concepts,        2,700         162,000
Inc.(c)
  Kyphon, Inc.(c)(d)         700          24,353
  LCA-Vision, Inc.         8,200         397,372
  Mentor Corp.             1,025          42,517
  PerkinElmer, Inc.       18,800         355,320

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Medical Instruments & Supplies (Continued)
  Respironics, Inc.(c)     1,250     $    45,138
  St. Jude Medical,       40,000       1,744,400
Inc.(c)
  Sybron Dental            9,300         349,866
Specialties, Inc.(c)
  Symmetry Medical,       13,400         315,436
Inc.(c)
  Syneron Medical Ltd.(c)(d)
                           6,100         223,199
  Varian Medical Systems, Inc.(c)
                          10,500         391,965
  Wright Medical Group, Inc1,400          37,380

                                     -----------
                                      15,957,376
                                     -----------
Metal & Mining - 1.2%
  Alpha Natural            2,000          47,760
Resources, Inc.(c)
  Arch Coal, Inc.(d)      14,700         800,709
  Coeur d'Alene Mines     40,000         145,200
Corp.(c)(d)
  CONSOL Energy, Inc.     89,490       4,794,874
  Foundation Coal         10,100         261,994
Holdings, Inc.
  Massey Energy Co.(d)    35,700       1,346,604
  MSC Industrial Direct   14,800         499,500
Co., Inc.
  Peabody Energy Corp.    20,600       1,072,024
  Phelps Dodge Corp.       4,900         453,250

                                     -----------
                                       9,421,915
                                     -----------
Motor Vehicles - 0.2%
  American Axle &
Manufacturing
    Holdings, Inc.(d)     13,085         330,658
  Ford Motor Co.          39,900         408,576
  PACCAR, Inc.            14,200         965,600
  Tenneco Automotive,      8,400         139,776
Inc.(c)
  Wabash National Corp.    1,000          24,230

                                     -----------
                                       1,868,840
                                     -----------
Oil & Gas - 5.5%
  Airgas, Inc.            14,600         360,182
  Amerada Hess Corp.(d)   11,700       1,246,167
  Bois d'Arc Energy,       2,400          35,400
Inc.(c)
  Cal Dive                 1,075          56,298
International, Inc.(c)
  CanArgo Energy Corp.(c)
                        191,100          191,100
  Chesapeake Energy Corp.(d)
                          2,875           65,550
  ChevronTexaco Corp.    16,900          945,048
  Cimarex Energy          5,976          232,526
Co.(c)(d)
  Clayton Williams       35,000        1,049,650
Energy, Inc.(c)
  ConocoPhillips         78,300        4,501,467
  Devon Energy Corp.          2              101
  Diamond Offshore       12,630          674,821
Drilling, Inc.(d)
  Double Eagle            8,800          151,888
Petroleum Co.(c)(d)
  Energen Corp.           7,850          275,142
  Energy Partners         8,400          220,164
Ltd.(c)
  ENSCO International,   10,200          364,650
Inc.
  EOG Resources,         67,550        3,836,840
Inc.(d)
  The Exploration        10,900           47,088
Co.(c)
  Exxon Mobil Corp.     144,404        8,298,898
  Goodrich Petroleum      1,500           30,870
Corp.(c)
  Grant Prideco,          2,650           70,092
Inc.(c)
  Grey Wolf, Inc.(c)     38,900          288,249
  Helmerich & Payne,      1,075           50,439
Inc.
  KCS Energy, Inc.(c)    16,700          290,079
  Kerr-McGee Corp.       27,500        2,098,525
  KeySpan Corp.(d)       14,525          591,169
  Matador Resources         895           12,082
Co.(b)
  Nabors Industries       5,000          303,100
Ltd.
  Newfield Exploration   78,495        3,131,166
Co.(c)
  Noble Corp.            11,000          676,610
  Noble Energy, Inc.        825           62,411

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Oil & Gas (Continued)
  Occidental Petroleum    33,100     $ 2,546,383
Corp.
  Oceaneering                700          27,055
International, Inc.(c)
  Oneok, Inc.(d)          22,375         730,544
  Parallel Petroleum       7,000          61,950
Corp.(c)
  Patterson-UTI Energy,   52,550       1,462,466
Inc.
  Pioneer Drilling        10,900         166,334
Co.(c)
  Pioneer Natural         11,385         479,081
Resources Co.
  Plains Exploration &
Production
    Co.(c)                14,500         515,185
  Pride International,     9,700         249,290
Inc.(c)
  Range Resources Corp.    4,900         131,810
  Remington Oil & Gas
Corp. - Class
    B(c)                     800          28,560
  Schlumberger Ltd.        8,600         653,084
  Tel Offshore Trust         209           2,087
  TETRA Technologies,      7,600         242,060
Inc.(c)
  Tidewater, Inc.          4,300         163,916
  Transocean, Inc.(c)     12,400         669,228
  Treasure Island       300,000          262,500
Royalty Trust(c)
  Valero Energy Corp.    26,100        2,064,771
  Vintage Petroleum,     40,800        1,243,176
Inc.

                                     -----------
                                      41,857,252
                                     -----------
Paper & Forest Products - 0.3%
  Bowater, Inc.          14,655          474,382
  Georgia-Pacific Corp.  37,200        1,182,960
  Louisiana-Pacific      22,100          543,218
Corp.

                                     -----------
                                       2,200,560
                                     -----------
Personal Services - 0.1%
  Corinthian Colleges,   13,600          173,672
Inc.(c)(d)
  Educate, Inc.(c)        1,700           24,055
  Education Management    2,225           75,049
Corp.(c)
  Laureate Education,    17,900          856,694
Inc.(c)

                                     -----------
                                       1,129,470
                                     -----------
Pharmaceuticals - 2.6%
  Abbott Laboratories    28,700        1,406,587
  Allergan, Inc.(d)       9,350          796,994
  Barr Pharmaceuticals,     650           31,681
Inc.(c)
  Cephalon, Inc.(c)         275           10,948
  Genentech, Inc.        11,600          931,248
  Genzyme Corp.(c)        9,200          552,828
  Hospira, Inc.(c)       12,900          503,100
  Kos Pharmaceuticals,    1,025           67,138
Inc.(c)
  Merck & Co., Inc.      83,300        2,565,640
  Nabi                    7,000          106,610
Biopharmaceuticals(c)
  Novartis AG - ADR      28,380        1,346,346
  Par Pharmaceutical        300            9,543
Cos., Inc.(c)(d)
  Pfizer, Inc.          245,900        6,781,922
  Sanofi-Aventis - ADR   19,650          805,454
  Shire Pharmaceuticals
Group PLC -
    ADR                  17,400          570,720
  Teva Pharmaceutical
Industries Ltd.
    - ADR                 5,700          177,498
  Valeant
Pharmaceuticals
Interna-
    tional(d)             7,400          130,462
  Vertex                  1,500           25,260
Pharmaceuticals,
Inc.(c)
  Watson                 20,720          612,483
Pharmaceuticals,
Inc.(c)
  Wyeth                  61,700        2,745,650

                                     -----------
                                      20,178,112
                                     -----------

                           NUMBER
                         OF SHARES      VALUE
                        ----------- -------------
COMMON STOCKS (Continued)
United States (Continued)
Publishing & Printing - 0.4%
  Banta Corp.             3,400      $   154,224
  Dow Jones & Company,   15,385          545,398
Inc.(d)
  The McGraw-Hill        37,600        1,663,800
Companies, Inc.
  Playboy Enterprises,
Inc. - Class
    B(c)                  2,200           28,468
  R.R. Donnelley & Sons  25,070          865,166
Corp.
  Scholastic Corp.(c)     1,325           51,079

                                     -----------
                                       3,308,135
                                     -----------
Railroad & Shipping -
0.4%
  Burlington Northern    31,300        1,473,604
Santa Fe Corp.
  CSX Corp.               9,235          393,965
  FedEx Corp.            10,500          850,605

                                     -----------
                                       2,718,174
                                     -----------
Real Estate - 1.2%
  AMB Property Corp.      1,250           54,288
  Boston Properties,     12,540          877,800
Inc.(d)
  Cendant Corp.         125,100        2,798,487
  Centex Corp.           19,700        1,392,199
  Developers Diversified Realty Corp.
                          1,025           47,109
  Eagle Hospitality Properties Trust,
    Inc.
                         21,600          196,776
  General Growth Properti20,400          838,236
Inc.(d)
  LaSalle Hotel           7,400          242,794
Properties
  Reckson Associates     15,115          507,108
Realty Corp.
  Simon Property Group,  21,600        1,565,784
Inc.
  Trizec Properties, Inc.(d)
                          2,200           45,254
  Vornado Realty Trust
                          9,100          731,640

                                     -----------
                                       9,297,475
                                     -----------
Restaurants - 0.3%
  AFC Enterprises,          800           10,544
Inc.(c)
  Darden Restaurants,       975           32,156
Inc.
  Jack in the Box, Inc.(c)
                          1,150           43,608
  McDonald's Corp.
                         53,200        1,476,300
  RARE Hospitality International,
    Inc.(c)                 200            6,094
  Ruby Tuesday, Inc.     15,700          406,630
  Texas Roadhouse,        9,200          319,700
Inc.(c)
  Wendy's                 2,825          134,611
International, Inc.

                                     -----------
                                       2,429,643
                                     -----------
Retail Merchandising -
3.2%
  99 Cents Only             600            7,626
Stores(c)
  Abercrombie & Fitch     1,075           73,852
Co. - Class A
  Aeropostale, Inc.(c)   12,200          409,920
  American Eagle          2,000           61,300
Outfitters, Inc.
  AnnTaylor Stores       18,375          446,145
Corp.(c)(d)
  AutoNation, Inc.(c)    64,150        1,316,358
  Barnes & Noble,        22,675          879,790
Inc.(c)
  Bed, Bath & Beyond,    13,100          547,318
Inc.(c)
  CDW Corp.               7,000          399,630
  Central Garden & Pet      700           34,384
Co.(c)
  Chico's FAS,           40,500        1,388,340
Inc.(c)(d)
  Coach, Inc.(c)         27,070          908,740
  Coldwater Creek,          900           22,419
Inc.(c)
  CVS Corp.              26,900          781,983
  Dick's Sporting Goods, Inc.(c)(d)
                          6,038          233,006
  DSW, Inc. - Class A(c)
                            600           14,970

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Retail Merchandising (Continued)
  Federated Department
Stores,
    Inc.(d)               38,135     $  2,794,533
  Foot Locker, Inc.       14,900          405,578
  Handleman Co.           13,200          217,932
  The Home Depot, Inc.    34,800        1,353,720
  Hot Topic, Inc.(c)       1,700           32,504
  J. Jill Group,          14,700          202,125
Inc.(c)
  Jarden Corp.(c)          9,260          499,299
  Jos. A. Bank             3,900          168,870
Clothiers, Inc.(c)(d)
  Kohl's Corp.(c)         24,550        1,372,590
  The Kroger Co.(c)       39,890          759,108
  Linens 'n Things,       21,195          501,474
Inc.(c)
  Longs Drug Stores        1,300           55,965
Corp.
  Michaels Stores, Inc.   24,850        1,028,044
  The Neiman-Marcus
Group, Inc. -
    Class A                  250           24,230
  Nordstrom, Inc.         13,400          910,798
  Office Depot, Inc.(c)   30,675          700,617
  Payless ShoeSource,      1,950           37,440
Inc.(c)
  Reebok International       500           20,915
Ltd.(d)
  Ruddick Corp.            1,400           35,742
  The Sports Authority,    9,500          302,100
Inc.(c)
  Staples, Inc.           44,700          953,004
  Supervalue, Inc.        33,200        1,082,652
  Target Corp.            28,900        1,572,449
  Too, Inc.(c)               900           21,033
  Wal-Mart Stores,        24,000        1,156,800
Inc.(d)
  West Marine, Inc.(c)       400            7,224
  Williams-Sonoma,        19,800          783,486
Inc.(c)

                                     ------------
                                       24,526,013
                                     ------------
Security Brokers & Dealers - 0.7%
  E*TRADE Financial     102,650         1,436,074
Corp.(c)
  iShares Russell 1000
Value Index
    Fund                 13,000           867,360
  iShares Russell 2000
Value Index
    Fund(d)                 363            23,286
  Janus Capital Group,   34,725           522,264
Inc.(d)
  Lehman Brothers        22,000         2,184,160
Holdings, Inc.

                                     ------------
                                        5,033,144
                                     ------------
Semiconductors & Related Devices -
0.6%
  Altera Corp.(c)        28,500           564,870
  Cypress Semiconductor  35,995           453,177
Corp.(c)
  Freescale
Semiconductor, Inc. -
    Class A(c)(d)        20,000           420,200
  Freescale
Semiconductor, Inc. -
    Class B(c)           20,000           423,600
  Integrated Circuit     15,100           311,664
Systems, Inc.(c)
  Lam Research           16,250           470,275
Corp.(c)(d)
  Linear Technology      30,050         1,102,534
Corp.
  LSI Logic Corp.(c)      6,050            51,364
  Microsemi Corp.(c)      1,200            22,560
  O2Micro International  29,700           417,285
Ltd.
  Rudolph Technologies,  21,300           305,229
Inc.(c)
  Teradyne, Inc.(c)      17,775           212,768

                                     ------------
                                        4,755,526
                                     ------------
Soaps & Cosmetics - 0.5%
  Avon Products, Inc.    19,850           751,322
  NU Skin Enterprises,    9,600           223,681
Inc.

                           NUMBER
                         OF SHARES       VALUE
                        ----------- --------------
COMMON STOCKS (Continued)
United States (Continued)
Soaps & Cosmetics (Continued)
  The Procter & Gamble   56,180      $  2,963,496
Co.(d)

                                     ------------
                                        3,938,499
                                     ------------
Telecommunications -
2.3%
  Adtran, Inc.           26,300           651,976
  ALLTEL Corp.(d)         9,200           572,976
  Amdocs Ltd.            24,600           650,178
  American Tower Corp.
- Class
    A(c)(d)              32,100           674,742
  Arris Group, Inc.(c)    9,200            80,132
  Avid Technology,       15,700           836,496
Inc.(c)(d)
  CenturyTel, Inc.          925            32,033
  Harman International
Industries,
    Inc.                  4,450           362,052
  Harris Corp.           18,950           591,430
  Motorola, Inc.        101,000         1,844,260
  Neustar, Inc. - Class   1,600            40,960
A(c)
  Nextel                 34,500         1,114,695
Communications, Inc.(c)
  Nextel Partners, Inc.  37,300           938,841
- Class A(c)(d)
  Qualcomm, Inc.         16,000           528,160
  SBC Communications,    86,400         2,052,000
Inc.(d)
  Scientific-Atlanta,    28,570           950,524
Inc.
  Sprint Corp.(d)        76,550         1,920,640
  Syniverse Holdings,    13,200           184,800
Inc.(c)
  US Unwired, Inc.(c)    39,100           227,562
  Verizon               105,200         3,634,660
Communications, Inc.
  West Corp.(c)           1,400            53,760

                                     ------------
                                       17,942,877
                                     ------------
Tobacco - 0.4%
  Altria Group, Inc.
                         44,500         2,877,370
                                     ------------
Transportation - 0.2%
  C.H. Robinson             500            29,100
Worldwide, Inc.
  J.B. Hunt Transport
Services,
    Inc.(d)              20,700           399,510
  Ryder Systems, Inc.    14,175           518,805
  SCS Transportation,    10,900           194,020
Inc.(c)
  Werner Enterprises,       700            13,748
Inc.
  Yellow Roadway Corp.
                            875            44,450

                                     ------------
                                        1,199,633
                                     ------------
Waste Management - 0.1%
  Republic Services,      1,075            38,711
Inc.
  Stericycle, Inc.(c)     8,600           432,752

                                     ------------
                                          471,463
                                     ------------
                                      412,009,387
                                     ------------
TOTAL COMMON STOCKS
  (Cost $434,518,774)                 504,767,384
                                     ------------
PREFERRED STOCKS - 0.1%
Netherlands - 0.1%
Transportation - 0.1%
  TNT NV
  (Cost $888,162)
                         32,093           813,981
                                     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   ----------
WARRANTS - 0.0%
  Oilexco Inc. - Warrants (expiring
    12/22/05)(c)                         9,725        $11,115
  Purcell Energy Ltd. - Warrants
    (expiring 07/23/08)(b)(c)           68,773         27,513
  Westport Innovations, Inc. -
    Warrants (expiring 3/29/06)(c)       3,650            656

                                                      -------
TOTAL WARRANTS
  (Cost $0)                                            39,284
                                                      -------

                                          PAR
                         MATURITY        (000)
                      --------------   ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.6%
  Federal Home Loan Bank,
  Unsecured Bonds
        2.25%            01/09/07      $3,250       3,175,218
  Federal Home Loan Mortgage
  Corp. Gold, Unsecured Notes
        4.12%            02/24/11         325         321,455
  Federal Home Loan Mortgage
  Corp., Unsecured Notes
        4.62%            05/28/13         150         147,499
  Federal National Mortgage
  Association, Unsecured Notes
        2.35%         04/06-04/07       1,005         987,616
        3.02%            06/01/06       4,750       4,710,480
        1.75%            06/16/06          90          88,303
        4.00%            10/16/06       2,450       2,455,123
        2.92%            08/15/07         715         714,591
        6.62%            09/15/09         425         468,332
        5.50%            03/15/11       1,075       1,153,098
        5.12%            05/27/15         900         909,566
  Resolution Funding Corp. Strip
  Bonds
       6.29%(e)          07/15/18         150          84,322
       6.30%(e)          10/15/18         150          83,288
  Small Business Investment Cos.
  Pass-Through, Series
  97-P10C, Class 1
       6.85%             08/01/07         244         253,682
  U.S. Treasury Bonds
      10.38%             11/15/12         295         339,308
       8.88%             02/15/19         650         966,291
       8.50%             02/15/20         475         696,692
       6.25%          08/23-05/30       3,475       4,489,710
       6.00%             02/15/26         380         468,200
       6.12%             11/15/27         605         764,049
       5.38%             02/15/31         210         247,800
  U.S. Treasury Inflation Protected
  Notes
       1.62%             01/15/15       1,775       1,801,995
  U.S. Treasury Notes
       3.62%             04/30/07       3,325       3,323,181
       5.62%             05/15/08       4,800       5,053,123
       5.75%             08/15/10       1,325       1,448,132

                                                    ---------
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $34,388,956)                               35,151,054
                                                   ----------

                                             PAR
                             MATURITY       (000)         VALUE
                          -------------   ---------   -------------
MORTGAGE PASS-THROUGHS - 5.2%
  Federal Home Loan Mortgage
    Corp. Gold
     8.00%                08/08-08/27     $   43      $   45,819
     8.50%                   07/01/09          0              17
     4.00%                05/10-05/19        234         231,004
     6.00%                04/13-06/16        209         215,959
     5.00%                07/18-07/35      2,371       2,396,820
     4.50%                05/19-07/19        225         225,103
     9.50%                   12/01/22        429         472,258
     7.50%                   09/01/27          1             554
     6.50%                01/29-08/32        148         153,306
     5.50%                07/33-08/33      1,214       1,230,312
  Federal National Mortgage
    Association
     8.00%                04/08-02/33        352         377,721
     7.00%                08/08-10/32        636         667,509
     8.50%                   02/01/09         24          24,734
     6.50%                01/11-07/35      1,683       1,736,169
     6.00%                09/11-02/34     16,293      16,689,805
     5.50%                04/17-07/34      2,717       2,763,672
     5.00%                03/18-07/34      2,190       2,210,564
     4.00%                07/18-01/20         38          37,497
     4.50%                07/18-07/35      2,464       2,433,502
     7.50%                07/29-01/31        880         941,152
  Government National Mortgage
    Association
     6.50%                02/09-05/32        673         701,293
     7.50%                11/10-12/29         73          77,141
     6.00%                10/23-02/34      2,488       2,566,700
     7.00%                01/25-05/32        342         362,826
     5.50%                04/33-12/34      1,213       1,241,067
     5.00%                   10/20/33      1,671       1,681,405
  Government National Mortgage
    Association 1 Year CMT
     3.75%(f)                05/20/34        267         264,386
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(e)                06/15/21      2,422          69,304

                                                      ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $39,402,749)                                  39,817,599
                                                      ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
     5.05%(e)
  (Cost $125,301)            02/25/28      1,033          52,919
                                                      ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
  Banc of America Alternative
    Loan Trust, Series 04-6, Class
    4A1
     5.00%                   07/25/19         87          85,952
  Countrywide Alternative Loan
    Trust, Series 04-27CB, Class
    A1
     6.00%                   12/25/34        219         223,434
  Countrywide Home Loans,
    Series 03-27, Class M
     3.95%(f)                06/25/33        839         819,776

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Countrywide Home Loans,
    Series 03-58, Class B1
     4.55%(f)                         02/19/34           $  246         $  240,901
  Fannie Mae Grantor Trust,
    Series 03-T1, Class R (IO)
     1.00%(e)                         11/25/12            6,750            227,474
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
     5.00%                            11/15/17              100            102,179
  Federal Home Loan Mortgage
    Corp., Series 2574, Class HP
     5.00%                            02/15/18            1,420          1,438,477
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
     4.00%                            01/15/15              250            249,468
  Federal Home Loan Mortgage
    Corp., Series 2707, Class PW
     4.00%                            07/15/14              477            476,272
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
     3.75%                            03/15/11              571            570,711
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
     4.00%                            03/15/10              190            190,362
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
     5.50%                            01/15/31              190            194,473
  Federal Home Loan Mortgage
    Corp., Series 2973, Class EB
     5.50%                            04/15/35            1,150          1,177,125
  Federal Home Loan Mortgage
    Corp., Series 2990, Class WF
     3.62%                            03/25/35            1,430          1,434,469
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                            06/30/35              950            984,438
  Federal National Mortgage
    Association, Series 03-16,
    Class BC
     5.00%                            03/25/18               50             51,098
  Federal National Mortgage
    Association, Series 03-84,
    Class GA
     4.50%                            04/25/09              873            874,296
  Federal National Mortgage
    Association, Series 03-87,
    Class TJ
     4.50%                            09/25/18              125            124,405
  Federal National Mortgage
    Association, Series 04-31,
    Class PK
     3.50%                            06/25/10              669            666,680
  Federal National Mortgage
    Association, Series 04-88,
    Class HA
     6.50%                            07/25/34               94             98,677
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
     5.50%                            01/25/34              155            158,570
  Federal National Mortgage
    Association, Series 05-3,
    Class AP
     5.50%                            02/25/35              130            132,830

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
     5.50%                            02/25/35           $2,193         $2,244,248
  Federal National Mortgage
    Association, Series 05-51,
    Class TA
     5.50%                            05/01/35            1,994          2,043,132
  Federal National Mortgage
    Association, Series 05-57,
    Class EG
     3.39%                            03/25/35            1,110          1,111,041
  Impac CMB Trust, Series 02-4F,
    Class M1
     5.58%(f)                         11/25/32               34             33,895
  Impac CMB Trust, Series 02-8,
    Class A
     3.77%(f)                         03/25/33               41             41,531
  Impac CMB Trust, Series 03-5,
    Class M1
     4.06%(f)                         08/25/33               93             93,524
  Impac CMB Trust, Series 03-7,
    Class M
     4.96%(f)                         08/25/33               58             59,107
  Impac CMB Trust, Series 04-1,
    Class M4
     4.51%(f)                         03/25/34              160            160,049
  Impac CMB Trust, Series 04-5,
    Class 1A1
     3.67%(f)                         10/25/34              359            358,878
  Impac CMB Trust, Series 04-7,
    Class 1A1
     3.68%(f)                         11/25/34              882            884,153
  Impac CMB Trust, Series 04-7,
    Class M4
     4.51%(f)                         11/25/34              425            427,043
  Master Alternative Loans Trust,
    Series 04-4, Class 1A1
     5.50%                            05/25/34              167            167,373
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
     7.00%(e)                         02/17/17               62             15,760
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
     1.51%(e)                         02/17/17               69             63,971
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
     7.00%(e)                         03/06/17               47             12,917
  Salomon Brothers Mortgage
    Securities VI, Series 87-2
    (PO)
     1.35%(e)                         03/06/17               47             42,778
  Structured Asset Securities
    Corp., Series 01-21A, Class
    B2
     6.45%(f)                         01/25/32               50             50,273
  Structured Asset Securities
    Corp., Series 03-2A, Class
    B2II
     5.39%(f)                         02/25/33              222            220,946

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class B1
     4.21%(f)                                  08/25/33           $  398         $  394,170
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
     3.42%(f)                                  05/25/33              850            836,762
  Washington Mutual, Series
    03-AR3, Class A5
     3.93%(f)                                  04/25/33              300            296,477
  Washington Mutual, Series
    03-AR3, Class B2
     4.74%(f)                                  04/25/33              222            220,131
  Washington Mutual, Series
    03-AR5, Class A6
     3.70%(f)                                  06/25/33              850            833,535
  Washington Mutual, Series
    03-AR5, Class B2
     4.52%(f)                                  06/25/33              459            457,904
  Washington Mutual, Series
    04-AR1, Class B1
     4.51%(f)                                  03/25/34            1,246          1,213,879
  Washington Mutual, Series
    04-AR3, Class B1
     4.19%(f)                                  06/25/34              224            220,971
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%(f)                                  07/25/34              500            492,148

                                                                                 ----------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $23,751,757)                                                             23,518,663
                                                                                 ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.3%
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                     10/15/32              475            535,618
  Bear Stearns Commercial
    Mortgage Securities, Series
    99-WF2, Class A2
     7.08%                                     07/15/31              250            273,651
  Bear Stearns Commercial
    Mortgage Securities, Series
    02-TOP6, Class A1
     5.92%                                     10/15/36              851            894,291
  Bear Stearns Commercial
    Mortgage Securities, Series
    04-PWR4, Class A1
     4.36%                                     06/11/41              895            899,096
  CDC Commercial Mortgage
    Trust, Series 02-FX1, Class
    A1
     5.25%                                     05/15/19            1,663          1,717,828
  Chase Commercial Mortgage
    Securities Corp., Series 98-2,
    Class A2
     6.39%                                     11/18/30            1,475          1,569,620
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class C
     6.29%(f)                                  09/15/30              275            292,224
  Commercial Mortgage
    Pass-Through, Series 00-C1,
    Class A2
     7.42%                                     08/15/33              180            201,070

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  DLG Commercial Mortgage
    Corp., Series 99-CG1, Class
    A1B
     6.46%                                     03/10/32           $  150         $  160,437
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
     6.64%                                     06/15/31            2,000          2,150,984
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
     6.56%                                     11/18/08              179            188,753
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36              178            194,297
  GGP Mall Properties Trust,
    Series 01-C1A, Class C2
     5.56%                                     11/15/11              492            501,198
  GGP Mall Properties Trust,
    Series 01-C1A, Class C3
     4.52%(f)                                  02/15/14               52             52,701
  IStar Asset Receivables Trust,
    Series 02-1A, Class D
     4.17%(f)                                  05/28/20              225            225,488
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 03-FL1A, Class D
     4.42%(f)                                  02/17/15               85             85,191
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series FL1A, Class F
     5.17%(f)                                  02/17/15               85             85,310
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 97-C5, Class C
     7.24%                                     09/15/29            1,600          1,739,089
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-C7, Class A1
     6.18%                                     10/15/35               39             39,351
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-C7, Class A2
     6.51%                                     10/15/35              600            638,584
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLS1, Class A2
     7.30%(f)                                  02/15/32            1,550          1,672,828
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 99-PLSI, Class D
     7.30%(f)                                  02/15/32              650            711,741
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class A1B
     6.21%                                     10/15/35              460            486,860
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A2
     7.32%                                     10/15/32              250            276,570
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class E
     7.47%                                     10/15/32              125            138,456

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A3
    5.64%                              12/15/25           $2,130         $2,206,229
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A4
    5.93%                              12/15/25              825            876,547
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-WM, Class A1
    6.16%                              07/14/16              794            839,721
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 02-C4, Class A3
    4.07%                              09/15/26            1,772          1,761,461
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C8, Class A1
    3.64%                              11/15/27              497            492,242
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A1
    2.95%                              03/15/29              342            330,514
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A2
    3.25%                              03/15/29            1,500          1,451,279
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C6, Class A1
    3.88%                              08/15/29              258            255,941
  Morgan Stanley Capital I, Series
    97-WF1, Class A2
    7.22%                              07/15/29              393            408,573
  Morgan Stanley Capital I, Series
    99-WF1, Class A2
    6.21%                              11/15/31              475            500,534
  Morgan Stanley Capital I, Series
    04-XLF, Class G
    4.27%(f)                           04/15/16              300            301,738
  Morgan Stanley Dean Witter
    Capital I, Series 99-WF1,
    Class A1
    5.91%                              11/15/31               73             73,932
  Morgan Stanley Dean Witter
    Capital I, Series 01-TOP1,
    Class C
    7.00%                              02/15/33              125            138,882
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                              01/15/39              631            654,985
  Mortgage Capital Funding, Inc.,
    Series 98-MC2, Class B
    6.55%                              06/18/30              295            313,553
  Nationslink Funding Corp.,
    Series 98-2, Class A2
    6.48%                              08/20/30              225            237,702
  Nationslink Funding Corp.,
    Series 98-2, Class B
    6.80%                              08/20/30              525            563,058
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                              01/20/31            2,125          2,245,022

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Nationslink Funding Corp.,
    Series 99-2, Class D
    7.41%(f)                           06/20/31           $  175         $  192,296
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
    7.52%                              12/18/09              460            507,026
  Salomon Brothers Mortgage
    Securities VII, Series
    01-MMA, Class A2
    6.13%                              02/18/34              215            219,668
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                              06/15/35            1,071          1,017,331
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-C12, Class A1
    3.40%                              07/15/41            1,234          1,215,006
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-WHL3, Class G
    4.00%(f)                           03/15/14              250            250,586

                                                                         ----------
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $33,072,793)                                                     32,785,062
                                                                         ----------
ASSET BACKED SECURITIES - 4.4%
  Americredit Automobile
    Receivables Trust, Series
    02-D, Class A4
    3.40%                              04/13/09              350            348,444
  Ameriquest Mortgage Securities,
    Inc., Series 02-3, Class M2
    4.56%(f)                           08/25/32              425            429,517
  Amortizing Residential Collateral
    Trust, Series 02-BC1, Class B
    5.36%(f)                           01/25/32              130            130,280
  Amortizing Residential Collateral
    Trust, Series 02-BC10, Class
    A3
    3.74%(f)                           01/25/33                8              7,966
  Amortizing Residential Collateral
    Trust, Series 02-BC3, Class
    M2
    4.41%(f)                           06/25/32              575            578,569
  Amortizing Residential Collateral
    Trust, Series 02-BC5, Class
    M2
    4.51%(f)                           07/25/32              250            252,128
  Asset Backed Funding Corp.
    Net Interest Margin Trust,
    Series 04-OPT4, Class N1
    4.45%                              05/26/34               61             60,175
  Bank One Issuance Trust,
    Series 02-C3, Class C3
    3.76%                              08/15/08              300            299,957
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                              07/15/09            1,800          1,802,736
  Caterpillar Financial Asset Trust,
    Series 04-A, Class A3
    3.13%                              01/26/09              500            495,239

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Centex Home Equity Loan Trust,
    Series 03-B, Class M3
    6.41%(f)                        06/25/33           $  475         $  491,746
  Centex Home Equity, Series
    02-A, Class MF2
    6.54%                           01/25/32              372            376,174
  Chase Funding Mortgage Loan
    Asset-Backed Certificates,
    Series 03-2, Class 1A4
    3.99%                           08/25/29              275            274,070
  Chase Funding Net Interest
    Margin, Series 04-1A, Class
    NOTE
    3.75%                           03/27/35               18             18,419
  Chase Manhattan Auto Owner
    Trust, Series 01-B, Class A4
    3.80%                           05/15/08               50             50,003
  Chase Manhattan Auto Owner
    Trust, Series 02-A, Class
    CTFS
    4.17%                           09/15/08              277            276,986
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class
    CTFS
    2.43%                           02/16/10            1,254          1,232,715
  Citibank Credit Card Issuance
    Trust, Series 00-C1, Class C1
    7.45%                           09/15/07              300            302,281
  Citibank Credit Card Issuance
    Trust, Series 01-C3, Class C3
    6.65%                           05/15/08              575            588,052
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                           05/17/10              250            242,266
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                           01/20/07              450            440,852
  Countrywide Asset-Backed
    Certificates, Series 02-2,
    Class M2
    4.46%(f)                        12/25/31               75             75,411
  Countrywide Asset-Backed
    Certificates, Series 03-2,
    Class M2
    4.96%(f)                        03/26/33            1,075          1,096,375
  Countrywide Asset-Backed
    Certificates, Series 03-3,
    Class B
    6.81%(f)                        11/25/31              250            255,116
  Countrywide Asset-Backed
    Certificates, Series 03-3,
    Class M6
    6.21%(f)                        07/25/32            1,500          1,540,773
  Countrywide Asset-Backed
    Certificates, Series 03-BCI,
    Class M2
    5.31%(f)                        09/25/32              300            303,906
  Countrywide Asset-Backed
    Certificates, Series 04-13,
    Class AV4
    3.60%(f)                        06/25/35              200            200,622
  Credit-Based Asset Servicing
    and Securitization, Series
    04-CB4, Class M1
    5.77%(f)                        05/25/35              275            282,247

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  DaimlerChrysler Auto Trust,
    Series 05-B, Class A3
    4.04%                           09/08/09           $2,175         $2,178,545
  Distribution Financial Services
    Trust, Series 01-1, Class A4
    5.67%                           01/17/17               24             23,862
  Fleet Commercial Loan Master
    LLC, Series 02-1A, Class B1
    4.17%(f)                        11/16/09              475            475,946
  Fleet Commercial Loan Master
    LLC, Series 02-1A, Class C1
    5.37%(f)                        11/16/09              750            753,809
  Ford Credit Auto Owner Trust,
    Series 02-A, Class A4A
    4.36%                           09/15/06               96             95,864
  Ford Credit Auto Owner Trust,
    Series 02-A, Class B
    4.79%                           11/15/06              525            525,271
  Ford Credit Auto Owner Trust,
    Series 03-A, Class B2
    3.63%(f)                        08/15/07              325            326,145
  Ford Credit Auto Owner Trust,
    Series 03-B, Class C
    4.18%                           01/15/08               75             75,141
  General Electric Business Loan
    Trust, Series 03-1, Class A
    3.65%(f)                        04/15/31              305            307,807
  General Electric Business Loan
    Trust, Series 03-1, Class B
    4.52%(f)                        04/15/31              203            209,335
  General Electric Business Loan
    Trust, Series 03-2A, Class B
    4.22%(f)                        11/15/31            1,100          1,140,660
  General Electric Business Loan
    Trust, Series 04-1, Class B
    3.92%(f)                        05/15/32              260            262,891
  Granite Mortgages PLC, Series
    04-2, Class 1C
    4.13%(f)                        06/20/44              207            207,056
  Green Tree Financial Corp.,
    Series 96-6, Class A6
    7.95%                           09/15/27              807            870,374
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                           10/15/27              428            457,854
  Hedged Mutual Fund Fee Trust,
    Series 03-1A, Class 2
    5.22%                           11/30/10            1,531          1,530,565
  HFG Healthco-4 LLC, Series
    02-1A, Class A
    4.25%(f)                        06/05/07              200            199,658
  HFG Healthco-4 LLC, Series
    02-1A, Class B
    4.45%(f)                        06/05/07              125            124,695
  Knollwood CDO Ltd., Series
    04-1A, Class C
    6.32%(f)                        01/10/39              198            196,626
  Long Beach Asset Holdings
    Corp. Net Interest Margin,
    Series 04-2, Class N1
    4.94%                           06/25/34               46             46,163
  Long Beach Mortgage Loan
    Trust, Series 03-4, Class M5A
    7.31%(f)                        08/25/33              200            207,174

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Long Beach Mortgage Loan
    Trust, Series 04-1, Class M5
    4.41%(f)                         02/25/34           $  475         $  480,235
  Lothian Mortgages PLC, Series
    3A, Class A1
    3.30%(f)                         07/24/19              203            203,305
  Massachusetts RRB Special
    Purpose Trust, Series 01-1,
    Class A
    6.53%                            06/01/15            1,131          1,221,548
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                            09/15/09              350            342,781
  MBNA Credit Card Master Notes
    Trust, Series 01-C3, Class C3
    6.55%                            12/15/08              575            589,852
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A3
    2.23%                            03/15/07            1,057          1,052,132
  Option One Mortgage Loan
    Trust, Series 02-6, Class M1
    4.06%(f)                         11/25/32              150            151,087
  Option One Mortgage Loan
    Trust, Series 02-6, Class M2
    5.01%(f)                         11/25/32              575            580,447
  Option One Mortgage Loan
    Trust, Series 03-4, Class A4
    3.63%(f)                         07/25/33              299            299,910
  Option One Mortgage Loan
    Trust, Series 03-4, Class M5A
    7.06%(f)                         07/25/33              275            279,590
  Option One Mortgage Loan
    Trust, Series 03-5, Class M4
    6.21%(f)                         08/25/33              125            129,266
  Pacific Coast Asset Backed
    Securties CDO, Series 1A,
    Class A
    3.59%(f)                         10/25/36              306            298,210
  PSE&G Transition Funding LLC,
    Series 01-1, Class A3
    5.98%                            06/15/08              494            500,161
  Residential Asset Mortgage
    Products, Inc., Series 03-RZ2,
    Class B
    5.50%(f)                         04/25/33              963            963,539
  Residential Asset Securities
    Corp., Series 02-KS4, Class
    AIIB
    3.56%(f)                         07/25/32              100            100,195
  Residential Asset Securities
    Corp., Series 03-KS1, Class
    M2
    5.06%(f)                         01/25/33              625            629,895
  Residential Asset Securities
    Corp., Series 03-KS10, Class
    MII2
    4.66%(f)                         12/25/33            1,000          1,016,167
  Residential Asset Securities
    Corp., Series 03-KS2, Class
    MII2
    5.06%(f)                         04/25/33              425            431,410
  Residential Asset Securities
    Corp., Series 04-KS3, Class
    MII3
    5.11%(f)                         04/25/34              400            399,991

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Residential Funding Mortgage
    Securities ll, Series 04-HS2,
    Class AI1
    3.46%(f)                         12/25/18           $  202         $  201,607
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                            06/01/17              787            837,911
  Structured Asset Investment
    Loan Trust, Series 03-BC2,
    Class M2
    5.26%(f)                         04/25/33              350            351,806
  Structured Asset Investment
    Loan Trust, Series 03-BC3,
    Class M2
    5.26%(f)                         04/25/33              250            251,290
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(f)                         01/21/09              226            224,319
  Sutter CBO Ltd., Series 01-1A,
    Class A3L
    4.91%(f)                         05/15/07              425            425,598

                                                                       ----------
TOTAL ASSET BACKED SECURITIES
  (Cost $34,333,335)                                                   34,630,718
                                                                       ----------
CORPORATE BONDS - 9.1%
Aerospace - 0.1%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                            12/01/29               45             64,926
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
    7.00%                            09/15/23              150            181,742
  Northrop Grumman Corp.,
    Debentures
    7.88%                            03/01/26               75             99,136
  Northrop Grumman Corp.,
    Senior Debentures
    7.75%                            02/15/31              200            270,531
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06               55             55,042

                                                                       ----------
                                                                          671,377
                                                                       ----------
Banks - 1.5%
  Bank of America Corp., Capital
    Securities
    8.07%(g)                         12/31/26              225            243,890
  Bank of America Corp., Senior
    Notes
    5.88%                            02/15/09               45             47,560
    4.38%                            12/01/10               25             25,182
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                            02/01/07               25             25,514
    3.25%                            08/15/08               75             73,186
    5.38%                            06/15/14               25             26,554
  Bank of America Corp.,
    Subordinated Notes
    7.40%                            01/15/11              325            371,956
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                            02/01/08              275            272,776

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  BankBoston N.A., Subordinated
    Notes
     7.38%                           09/15/06           $  125         $  129,806
  Barclays Bank PLC, Bonds
     6.28%                           12/15/49              230            234,889
  Barclays Bank PLC, Capital
    Securities
     8.55%(g)                        09/29/49              215            258,661
  Citigroup Capital ll, Capital
    Securities
     7.75%                           12/01/36              225            240,867
  Citigroup, Inc., Senior
    Unsecured Notes
     3.50%                           02/01/08               90             88,871
     3.51%(f)                        06/09/09               35             35,032
  Citigroup, Inc., Subordinated
    Notes
     5.00%                           09/15/14              944            965,661
  Citigroup, Inc., Unsecured Notes
     3.62%                           02/09/09              175            172,578
     4.12%                           02/22/10            1,425          1,420,354
  Crestar Capital Trust I, Capital
    Securities
     8.16%                           12/15/26              175            190,236
  Depfa ACS Bank, Senior Notes
     3.62%                           10/29/08              300            296,418
  First Union Capital l, Capital
    Securities
     7.94%                           01/15/27              325            352,734
  Fleetboston Financial Corp.,
    Senior Unsecured Notes
     3.85%                           02/15/08               60             59,456
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
     3.60%(g)                        08/15/07               35             34,677
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(g)                        11/30/07               65             64,168
  HSBC Bank USA, Subordinated
    Notes
     3.87%                           06/07/07            1,000            997,700
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
     5.35%                           03/01/07               50             51,066
     5.25%                           05/30/07               25             25,522
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     6.75%                           02/01/11              550            609,730
  M&T Bank Corp., Senior
    Unsecured Notes
     3.85%(f)                        04/01/13              225            222,333
  Mellon Capital II, Capital
    Securities
     8.00%                           01/15/27              250            270,551
  The Royal Bank of Scotland
    Group PLC
     4.71%(f)                        12/29/49              365            360,103
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                           10/15/07              170            168,737
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                           01/26/07               75             74,074

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Turanalem Finance BV,
    Unsecured Notes
     8.00%(g)                        03/24/14           $  300         $  303,000
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                           08/23/07               15             14,997
  U.S. Bank NA, Senior Bank
    Notes
     3.13%(f)                        10/01/07              250            249,635
  UBS Preferred Funding Trust I,
    Capital Securities
     8.62%(f)                        10/29/49               35             41,584
  Wachovia Corp., Unsecured
    Notes
     3.62%                           02/17/09               35             34,559
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.12%                           03/10/08            2,025          2,022,985
     4.00%                           08/15/08              195            194,780
     4.20%                           01/15/10               40             40,061
  Wells Fargo & Co., Unsecured
    Notes
     3.50%                           04/04/08               50             49,178

                                                                       ----------
                                                                       11,361,621
                                                                       ----------
Broadcasting - 0.1%
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
     8.00%(g)                        04/30/12              300            300,000
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%(g)                        06/15/15               95             94,405
  News America, Inc., Senior
    Debentures
     7.75%                           01/20/24               25             30,005
     7.28%                           06/30/28               35             40,693
  News America, Inc., Senior
    Unsecured Notes
     6.20%                           12/15/34              525            550,984

                                                                       ----------
                                                                        1,016,087
                                                                       ----------
Chemicals - 0.2%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                           06/15/14              183            204,960
  Equistar Chemical/Funding,
    Senior Unsecured Notes
    10.12%                           09/01/08              250            270,625
  Nalco Co., Senior Subordinated
    Notes(d)
     8.88%                           11/15/13              300            321,000
  Rhodia SA, Senior Notes
    10.25%(d)                        06/01/10              400            429,000

                                                                       ----------
                                                                        1,225,585
                                                                       ----------
Computer & Office Equipment - 0.1%
  Hewlett-Packard Co., Senior
    Unsecured Notes
     3.62%                           03/15/08              475            468,699
                                                                       ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Construction - 0.3%
  Ainsworth Lumber Co. Ltd.,
    Senior Unsecured Notes
     7.24%                              10/01/10            $  400         $ 399,000
  Centex Corp., Unsecured Notes
     4.55%                              11/01/10               275           271,744
  KB Home, Senior Unsecured
    Notes
     6.25%                              06/15/15                75            75,938
  Lennar Corp., Senior Unsecured
    Notes
     4.18%(f)                           03/19/09               400           401,366
     5.60%(g)                           05/31/15               200           205,141
  MDC Holdings, Inc., Senior
    Notes
     5.38%                              12/15/14               425           426,702
  Pulte Homes, Inc., Senior
    Unsecured Notes
     6.38%                              05/15/33               250           256,924

                                                                           ---------
                                                                           2,036,815
                                                                           ---------
Energy & Utilities - 0.5%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                              01/02/17               520           601,629
  Dominion Resources, Inc.,
    Senior Unsecured Notes
     5.70%                              09/17/12                50            52,726
     7.20%                              09/15/14               450           522,610
  DTE Energy Co., Senior
    Unsecured Notes
     6.45%                              06/01/06               350           356,870
  Entergy Gulf States, Inc., First
    Mortgage Bonds
     3.60%                              06/01/08               300           293,682
  Exelon Corp., Senior Unsecured
    Notes
     5.62%                              06/15/35               100           100,312
  FirstEnergy Corp., Senior
    Unsecured Notes
     7.38%                              11/15/31               260           317,642
  Florida Power Corp., First
    Mortgage Bonds
     6.65%                              07/15/11               100           111,087
  Georgia Power Co., Senior
    Unsecured Notes
     4.88%                              07/15/07               525           532,671
  Indiana Michigan Power, Senior
    Unsecured Notes
     6.12%                              12/15/06               325           333,906
  Pennsylvania Electric Co.,
    Senior Unsecured Notes
     5.12%                              04/01/14                50            50,987
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.10%                              03/01/11               300           335,013
     7.75%                              03/01/31               200           250,342
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                              07/15/10                65            70,362
     6.75%                              12/15/14               105           102,900

                                                                           ---------
                                                                           4,032,739
                                                                           ---------

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 0.4%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
     7.05%                              03/15/33            $  815         $ 962,225
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                           08/13-02/26                 7             8,631
  Cox Communications, Inc.,
    Unsecured Notes
     4.62%                              06/01/13               125           121,012
  CSC Holdings, Inc., Senior
    Unsecured Notes
     8.12%                              07/15/09               600           607,500
  Riddell Bell Holdings, Inc.,
    Senior Subordinated Notes
     8.38%                              10/01/12               110           111,650
  River Rock Entertainment,
    Senior Unsecured Notes
     9.75%(d)                           11/01/11               250           275,625
  TCI Communications, Inc.,
    Senior Notes
     7.12%                              02/15/28                35            40,978
  Time Warner Cos., Inc.,
    Debentures
     6.95%                              01/15/28                35            40,320
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                              02/01/24                30            36,653
     7.62%                              04/15/31               150           187,333
     7.70%                              05/01/32               525           661,211
  Wynn Las Vegas LLC, First
    Mortgage Notes
     6.62%                              12/01/14                25            24,250

                                                                           ---------
                                                                           3,077,388
                                                                           ---------
Finance - 2.0%
  Associates Corp. NA,
    Subordinated Debentures
     6.88%                              11/15/08               175           189,718
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
     3.18%(f)(g)                        01/11/08                60            59,996
     3.38%                              10/15/08                75            72,967
     4.12%(g)                           01/15/10                35            34,753
  CIT Group, Inc., Unsecured
    Notes
     4.12%                              02/21/06               275           275,507
  Countrywide Home Loans, Inc.,
    Senior Unsecured Notes
     4.12%                              09/15/09               450           444,056
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
     4.12%                              01/15/10               350           347,528
  Crown European Holdings SA,
    Senior Secured Notes
    10.88%                              03/01/13                50            58,750
  Eksportfinans ASA, Unsecured
    Notes
     3.38%                              01/15/08               155           152,811

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  ERAC USA Finance Co.,
    Unsecured Notes
    6.62%(g)                          05/15/06           $  225         $  228,237
  General Electric Capital Corp.,
    Senior Unsecured Notes
    4.25%                             01/15/08              245            245,947
    6.12%                             02/22/11              975          1,059,309
    6.75%                             03/15/32               50             61,587
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                             01/15/08              400            402,776
    3.29%(f)                          07/28/08              150            150,223
    3.60%                             10/15/08               70             68,822
    4.12%                             09/01/09            4,950          4,942,749
  The Goldman Sachs Group,
    Inc., Senior Unsecured Notes
    6.88%                             01/15/11              625            697,162
  Household Finance Corp., Notes
    6.38%                             11/27/12            1,050          1,161,342
  Household Finance Corp.,
    Senior Unsecured Notes
    6.38%                             10/15/11              225            246,001
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                             05/15/09               50             50,718
  International Lease Finance
    Corp., Senior Unsecured
    Notes
    5.75%                             02/15/07              525            536,724
  J.P. Morgan Capital Trust I,
    Capital Securities
    7.54%                             01/15/27              175            188,532
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
    4.00%                             01/22/08              200            199,576
  Lehman Brothers Holdings,
    Senior Unsecured Notes
    3.95%                             11/10/09              375            369,804
  MBNA Corp., Senior Unsecured
    Notes
    5.62%                             11/30/07              525            542,230
  Merrill Lynch & Co., Inc., Senior
    Unsecured Notes
    3.70%                             04/21/08              425            420,088
  Morgan Stanley & Co., Inc.,
    Subordinated Notes
    4.75%                             04/01/14              750            738,877
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(g)                          07/31/07               75             74,154
  Nationwide Building Society,
    Unsecured Notes
    2.62%(g)                          01/30/07              550            538,356
  SLM Corp., Senior Unsecured
    Notes
    5.62%                             04/10/07              250            256,312
  SLM Corp., Unsecured Notes
    4.00%                             01/15/10              105            103,596

                                                                        ----------
                                                                        14,919,208
                                                                        ----------
Food & Agriculture - 0.1%
  Cargill Inc., Unsecured Notes
    4.38%(g)                          06/01/13              225            221,392

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)
    6.12%(g)                          04/19/34           $  300         $  335,351
  General Mills, Inc., Senior
    Unsecured Notes
    5.12%                             02/15/07               65             66,005

                                                                        ----------
                                                                           622,748
                                                                        ----------
Insurance - 0.4%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(g)                          02/01/06               50             50,637
  Allstate Financial Global
    Funding LLC, Unsecured
    Notes
    2.50%(g)(h)                       06/20/08              325            310,389
  ASIF Global Financing,
    Unsecured Notes
    3.85%(g)                          11/26/07               25             24,708
    3.90%(g)                          10/22/08               95             93,007
  Berkshire Hathaway Finance
    Corp., Unsecured Notes
    4.75%(g)                          05/15/12              425            429,751
  John Hancock Global Funding II,
    Secured Notes
    7.90%(g)                          07/02/10              525            610,538
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%                             03/15/35              265            263,486
  Massachusetts Mutual Life
    Insurance Co., Notes
    5.62%(g)                          05/15/33              425            450,095
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(g)                          07/15/08               50             47,722
  MetLife, Inc., Senior Unsecured
    Notes
    5.70%                             06/15/35              310            319,207
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                          07/30/09               50             50,162
  Protective Life Corp., Secured
    Trust, Secured Notes
    3.70%                             11/24/08               60             59,066
  Sun Life of Canada Capital
    Trust, Capital Securities
    8.53%(g)                          05/29/49              195            214,617
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                          01/22/08               55             54,655
  Wellpoint, Inc., Unsecured Notes
    5.95%                             12/15/34              300            327,468
  XL Capital Ltd. (Kyrgyzstan),
    Senior Unsecured Notes
    6.38%                             11/15/24               20             21,766

                                                                        ----------
                                                                         3,327,274
                                                                        ----------
Leasing - 0.0%
  United Rentals N.A., Inc., Senior
    Subordinated Notes(d)
    7.75%                             11/15/13              200            196,500
                                                                        ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
58

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Manufacturing - 0.0%
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                              04/01/14           $   10         $  11,650
                                                                          ---------
Medical & Medical Services - 0.0%
  Iasis Healthcare Corp., Senior
    Subordinated Notes
     8.75%                              06/15/14               70            75,950
  UnitedHealth Group, Inc., Senior
    Unsecured Notes
     7.50%                              11/15/05              175           176,978

                                                                          ---------
                                                                            252,928
                                                                          ---------
Medical Instruments & Supplies - 0.0%
  Boston Scientific Corp., Senior
    Unsecured Notes
     5.45%                              06/15/14               20            20,995
                                                                          ---------
Metal & Mining - 0.3%
  Ipsco, Inc., Senior Notes
     8.75%                              06/01/13              450           502,312
  Newmont USA Ltd., Senior
    Unsecured Notes
     8.62%                              05/15/11              250           299,276
  Noranda, Inc., Unsecured Notes
     5.50%                              06/15/17              150           149,446
  Terex Corp., Senior
    Subordinated Notes
     9.25%                              07/15/11              425           461,126
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                              06/15/12              600           504,000

                                                                          ---------
                                                                          1,916,160
                                                                          ---------
Motor Vehicles - 0.1%
  Arvinmeritor, Inc., Senior
    Unsecured Notes
     8.75%(d)                           03/01/12              115           120,175
  DaimlerChrysler AG, Senior
    Debentures
     7.45%                              03/01/27               15            17,080
  DaimlerChrysler NA Holdings
    Corp., Senior Unsecured
    Notes
     8.50%                              01/18/31              350           443,416
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(g)                           04/15/12               50            40,000
  Ford Motor Co., Unsecured
    Notes
     7.45%                              07/16/31              300           250,445
  General Motors Acceptance
    Corp., Senior Unsecured
    Notes
     8.00%                              11/01/31              100            90,025
  General Motors Acceptance
    Corp., Unsecured Notes
     5.62%                              05/15/09              110           102,381

                                                                          ---------
                                                                          1,063,522
                                                                          ---------
Oil & Gas - 0.5%
  Amerada Hess Corp., Senior
    Unsecured Notes
     7.12%                              03/15/33              275           326,901

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Anadarko Finance Co., Senior
    Unsecured Notes
     7.50%                              05/01/31           $  160         $ 202,902
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.25%(g)                           01/15/18               85            83,512
  Conoco Funding Co., Senior
    Unsecured Notes
     6.35%                              10/15/11               40            44,392
  Conoco, Inc., Senior Unsecured
    Notes
     6.95%                              04/15/29              375           471,118
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                              03/01/14               20            20,221
  Devon Financing Corp., Senior
    Unsecured Notes
     7.88%                              09/30/31               40            52,028
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(g)                           07/15/13              130           146,900
  El Paso Production Holding Co.,
    Senior Notes
     7.75%                              06/01/13              205           219,094
  Encana Corp. (Canada), Bonds
     6.50%                              08/15/34              325           376,434
  Enterprise Products Operating
    LP, Senior Unsecured Notes
     5.60%                              10/15/14              150           154,358
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                              01/15/11              600           594,000
  Kern River Funding Corp.,
    Senior Unsecured Notes
     4.89%(g)                           04/30/18              249           254,833
  Kerr-McGee Corp., Senior
    Unsecured Notes
     6.88%                              09/15/11              125           133,471
  Newfield Exploration Co., Senior
    Subordinated Notes
     6.62%                              09/01/14              250           261,875
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
     5.75%(g)                           12/15/15              140           138,600
  Petro-Canada, Senior
    Unsecured Notes
     5.95%                              05/15/35              300           310,110
  Statoil (Norway), Unsecured
    Notes
     5.12%(g)                           04/30/14               50            52,208
  Suncor Energy, Inc.
     5.95%                              12/01/34               20            22,365

                                                                          ---------
                                                                          3,865,322
                                                                          ---------
Paper & Forest Products - 0.1%
  International Paper Co., Senior
    Unsecured Notes
     6.75%                              09/01/11              275           299,763

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Paper & Forest Products (Continued)
  Weyerhaeuser Co., Senior
    Debentures
     7.38%                                03/15/32           $  150         $ 176,064

                                                                            ---------
                                                                              475,827
                                                                            ---------
Pharmaceuticals - 0.1%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                                08/01/47               25            31,150
  Merck & Co., Inc., Senior
    Unsecured Notes
     4.38%                                02/15/13              410           408,546

                                                                            ---------
                                                                              439,696
                                                                            ---------
Railroad & Shipping - 0.0%
  Union Pacific Corp., Senior
    Debentures
     7.12%                                02/01/28              150           184,004
                                                                            ---------
Real Estate - 0.4%
  Archstone-Smith Trust, Senior
    Unsecured Notes
     5.62%                                08/15/14              175           183,024
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     7.50%                                12/15/10               25            28,457
  EOP Operating LP, Senior Notes
     6.80%                                01/15/09              775           830,622
  EOP Operating LP, Senior
    Unsecured Notes
     7.50%                                04/19/29               30            36,004
  ERP Operating LP, Senior Notes
     6.58%                                04/13/15              170           190,261
  Reckson Operating Partnership,
    Senior Unsecured Notes
     5.88%                                08/15/14              300           315,108
  The Rouse Co., Unsecured
    Notes
     3.62%                                03/15/09            1,200         1,134,912
  Simon Property Group LP,
    Senior Unsecured Notes
     7.38%                                01/20/06              400           406,848

                                                                            ---------
                                                                            3,125,236
                                                                            ---------
Retail Merchandising - 0.2%
  The Kroger Co., Senior
    Unsecured Notes
     7.80%                                08/15/07              775           827,974
  The May Department Stores Co.
    New York, Debentures
     7.88%                                03/01/30              125           158,069
  The May Department Stores Co.
    New York, Senior Debentures
     8.12%                                08/15/35              200           234,644
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(d)(g)                          05/01/12               30            31,500

                                                                            ---------
                                                                            1,252,187
                                                                            ---------
Semiconductors & Related Devices - 0.0%
  Magnachip Semiconductor,
    Senior Secured Notes
     6.66%(f)(g)                          12/15/11               30            29,850

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Semiconductors & Related Devices (Continued)
     6.88%(g)                             12/15/11           $    5         $   4,925

                                                                            ---------
                                                                               34,775
                                                                            ---------
Telecommunications - 1.0%
  America Movil SA de CV,
    Unsecured Notes
     6.38%                                03/01/35               75            73,189
  American Tower Corp., Senior
    Unsecured Notes
     7.50%                                05/01/12              800           854,000
  AT&T Wireless Services, Inc.,
    Senior Unsecured Notes
     8.75%                                03/01/31              250           350,411
  BellSouth Corp., Senior
    Unsecured Notes
     4.20%                                09/15/09              610           608,292
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%(d)                             07/15/13               20            21,050
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%                                06/15/30              265           358,804
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%                                08/15/13              600           651,000
  Nextel Communications, Inc.,
    Senior Notes
     7.38%                                08/01/15              550           594,000
  Qwest Corp., Senior Unsecured
    Notes
     7.88%(g)                             09/01/11              225           234,000
  Qwest Corp., Unsecured Notes
     6.67%(g)                             06/15/13              100           103,375
  Rogers Wireless, Inc. (Canada),
    Senior Secured Notes
     9.62%                                05/01/11              550           645,562
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%                                06/05/06            1,125         1,127,756
     5.10%                                09/15/14              225           229,255
     6.45%                                06/15/34               15            16,972
     6.15%                                09/15/34                5             5,416
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                                03/15/32              325           452,111
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                                04/15/12              500           495,000
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     4.95%(g)                             09/30/14              475           470,319
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                                12/01/30              365           471,306
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                06/15/33               10             9,374
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                01/17/12              100           105,725

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                      MATURITY       (000)        VALUE
                                   --------------   -------   -------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Vodafone Group PLC, Senior
    Unsecured Notes
     7.75%                            02/15/10      $70       $   79,925

                                                              ----------
                                                               7,956,842
                                                              ----------
Yankee - 0.7%
  AID-Israel, Unsecured Notes
     5.50%                         04/24-09/33      185          209,530
  Banque Centrale de Tunisie
    (Tunisia), Senior Unsecured
    Notes
     7.38%                            04/25/12      425          488,750
  British Telecommunication
    Group PLC, Senior Unsecured
    Notes
     8.88%                            12/15/30      230          324,680
  Corp Andina de Fomento
    (Spain), Senior Unsecured
    Notes
     6.88%                            03/15/12      125          139,957
  France Telecom, Senior
    Unsecured Notes
     9.25%                            03/01/31      225          313,696
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
     4.62%                            04/21/15      900          920,214
  Kazkommerts International BV
    (Netherlands), Bank
    Guaranteed Notes
     8.50%                            04/16/13       50           53,050
  Kazkommerts International BV
    (Netherlands), Senior
    Unsecured Notes
     7.88%(g)                         04/07/14      170          174,250
  Omi Corp. (Mali), Senior Notes
     7.62%                            12/01/13      475          475,000
  Republic of Colombia, Senior
    Unsecured Notes
    10.75%                            01/15/13      425          516,800
  Republic of Panama, Bonds
     7.25%                            03/15/15      500          543,500
  Thomson Corp. (Canada),
    Unsecured Notes
     5.75%                            02/01/08      250          258,118
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
     6.12%                            11/01/08       25           26,367
  United Mexican States, Bonds
     8.12%                            12/30/19      180          220,950
  United Mexican States, Senior
    Unsecured Notes
     6.62%(d)                         03/03/15      675          741,489
     8.30%                            08/15/31       25           31,125
  United Mexican States,
    Unsecured Notes
     4.62%                            10/08/08      250          251,625

                                                              ----------
                                                               5,689,101
                                                              ----------
TOTAL CORPORATE BONDS
  (Cost $67,674,560)                                          69,244,286
                                                              ----------

                                                   PAR/SHARES
                                      MATURITY       (000)         VALUE
                                     ----------   -----------   ----------
MUNICIPAL BONDS - 0.0%
  Ohana Military Communities
    LLC, Military Housing
    Revenue Bonds (Navy Hawaii
    Housing Privatization Project)
    Series 04-A, Class 1
    6.19%
  (Cost $25,000)                     04/01/49         $25       $29,337
                                                                -------

FOREIGN BONDS - 0.6%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                          07/04/34       1,500        2,167,374
  General Motors Acceptance
    Corp. (EUR)
    4.75%                          09/14/09         205          226,296
  UBS AG (United Kingdom)
    (JPY)
    0.10%                          09/27/05     253,000        2,284,831

                                                               ---------
TOTAL FOREIGN BONDS
  (Cost $4,722,854)                                            4,678,501
                                                               ---------
SHORT TERM INVESTMENTS - 13.2%
  Banco Santader, Certificate of
    Deposit
    3.16%(i)                       05/10/06       6,130        6,130,454
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                          07/01/05       1,500        1,500,000
  Morgan Stanley, Floating Rate
    Notes
    3.52%(f)(i)                    11/07/05      13,309       13,309,246
    3.51%(f)(i)                    11/14/05       7,499        7,499,028
  U.S. Treasury Bills
    2.74%                          07/14/05       4,200        4,196,205
    2.71%                          07/21/05       1,000          998,494
    2.74%                          07/21/05       3,500        3,494,669
    2.87%                          07/21/05      15,000       14,976,083
  Galileo Money Market Fund                       7,607        7,606,796
  Institutional Money Market
    Trust(i)                                     40,879       40,879,478

                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $100,590,453)                                        100,590,453
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES -  110.6%
  (Cost $773,494,694(a))                                                 846,119,241

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              61

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ASSET ALLOCATION PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER OF
                                           CONTRACTS          VALUE
                                        ---------------   -------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05
  (Premiums received $27,838)                  (69)       $(22,641)
                                                          --------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.25,
    Expires 08/19/05
  (Cost $31,740)                               690(j)       37,060
                                                          --------
CALL SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                   (320)(j)    (210,496)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                           (50)(j)     (43,250)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                    (35)(j)     (20,379)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (790)(j)    (350,776)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (370)(j)    (210,641)

                                                          --------
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $668,790)                            (835,542)
                                                          --------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $14,727)                                31           6,297
                                                          --------
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                     (320)(j)     (90,688)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                           (50)(j)     (12,900)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                    (35)(j)      (6,610)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (790)(j)    (271,760)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (370)(j)    (167,573)

                                                          --------
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $668,790)                            (549,531)
                                                          --------

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (10.6)%
  (Including $67,818,206 of payable upon return of
  securities loaned)                                                      (81,247,542)
                                                                          -----------
NET ASSETS - 100.0%                                                      $763,507,342
                                                                         ============

-------------------

 (a) Cost for Federal income tax purposes is $777,292,768. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $78,361,889
      Gross unrealized depreciation                                       (9,535,416)
                                                                         -----------
                                                                         $68,826,473
                                                                         ===========

 (b) Security valued at fair value as determined in good faith by or under the direction of the Trustees.  As of June 30, 2005, this security had a total market value of $177,684 which represents 0.02% of net assets.
     (c) Non-income producing security.
 (d) Total or partial securities on loan.
 (e) Rates shown are the effective yields as of June 30, 2005.
  (f) Rates shown are the rates as of June 30, 2005.
 (g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 0.93% of its net assets, with a current market value of $7,096,737, in securities restricted as to resale.
 (h) Securities, or a portion thereof, pledged as collateral with a value of
       $310,615 on 268 Short U.S. Treasury Notes futures contracts, 276 Long
       U.S. Treasury Notes futures contracts, 95 Long Treasury Bonds futures, and 58 Long Euro-Bobl contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $76,938,004, with an unrealized gain of $78,815 (including commissions of $1,471).
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Each swaption contract is equivalent to $10,000 in notional amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
62

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                               VALUE
                                                                         -----------------

Investment in The U.S. Large Company Series of The
  DFA Investment Trust Company - 100.2%
  (Cost $1,097,857,392)                                                  $1,337,022,119

LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.2)%                                                             (2,207,812)
                                                                              ----------
NET ASSETS - 100.0%                                                       $1,334,814,307
                                                                          ==============

SEE ACCOMPANYING SCHEDULE OF INVESTMENTS FOR THE DFA INVESTMENT TRUST COMPANY.
                                                                              63

                                BLACKROCK FUNDS

            KEY TO INVESTMENT ABBREVIATIONS

  ADR       American Depository Receipts
  ARM       Adjustable Rate Mortgage
  CMT       Constant Maturity Treasury
  IO        Interest Only
  PLC       Public Limited Company
  PO        Principal Only
  REIT      Real Estate Investment Trust

64

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series

	June 30, 2005
	(Unaudited)
	Shares	Value†

COMMON STOCKS — (96.8%)
Financials — (19.1%)
Ace, Ltd.	102,100	$4,579,185
AFLAC, Inc.	178,200	7,712,496
Allstate Corp.	237,400	14,184,650
AMBAC Financial Group, Inc.	38,400	2,678,784
American Express Co.	416,000	22,143,680
American International Group, Inc.	921,700	53,550,770
AmSouth Bancorporation	125,400	3,260,400
AON Corp.	112,900	2,827,016
Bank of America Corp.	1,428,500	65,153,885
Bank of New York Co., Inc.	276,500	7,957,670
BB&T Corp.	194,000	7,754,180
Bear Stearns Companies, Inc.	40,400	4,199,176
Capital One Financial Corp.	89,500	7,160,895
#Chubb Corp.	69,400	5,941,334
Cincinnati Financial Corp.	59,200	2,341,952
CIT Group, Inc.	74,700	3,209,859
Citigroup, Inc.	1,847,900	85,428,417
Comerica, Inc.	60,000	3,468,000
Compass Bancshares, Inc.	44,000	1,980,000
Countrywide Financial Corp.	208,700	8,057,907
*E*TRADE Financial Corp.	130,900	1,831,291
Federal Home Loan Mortgage Corporation	245,300	16,000,919
Federal National Mortgage Association	343,800	20,077,920
Federated Investors, Inc.	33,600	1,008,336
Fifth Third Bancorp	185,400	7,640,334
First Horizon National Corp.	44,000	1,856,800
Franklin Resources, Inc.	70,400	5,419,392
Golden West Financial Corp.	100,400	6,463,752
Hartford Financial Services Group, Inc.	105,300	7,874,334
Huntington Bancshares, Inc.	82,500	1,991,550
Janus Capital Group, Inc.	80,600	1,212,224
Jefferson-Pilot Corp.	48,300	2,435,286
JPMorgan Chase & Co.	1,250,000	44,150,000
KeyCorp	144,800	4,800,120
Lehman Brothers Holdings, Inc.	98,300	9,759,224
Lincoln National Corp.	61,700	2,894,964
Loews Corp.	56,700	4,394,250
M&T Bank Corp.	34,800	3,659,568
Marsh & McLennan Companies, Inc.	189,200	5,240,840
Marshall & Ilsley Corp.	75,700	3,364,865
MBIA, Inc.	48,100	2,852,811
MBNA Corp.	450,300	11,779,848
Mellon Financial Corp.	150,300	4,312,107
Merrill Lynch & Co., Inc.	335,800	18,472,358
MetLife, Inc.	260,500	11,706,870
MGIC Investment Corp.	33,500	2,184,870
Moody’s Corp.	98,100	4,410,576
Morgan Stanley	389,200	20,421,324
National City Corp.	211,100	7,202,732
North Fork Bancorporation, Inc.	169,700	4,766,873
Northern Trust Corp.	72,200	3,291,598
PNC Financial Services Group	100,700	5,484,122
Principal Financial Group, Inc.	104,300	4,370,170
Progressive Corp.	70,700	6,985,867
*Providian Financial Corp.	104,500	1,842,335
Prudential Financial, Inc.	185,500	12,179,930
Regions Financial Corp.	164,800	5,583,424
Safeco Corp.	45,300	2,461,602
Schwab (Charles) Corp.	404,800	4,566,144
SLM Corp.	149,100	7,574,280

	June 30, 2005
	(Unaudited)
	Shares	Value†

Sovereign Bancorp, Inc.	129,500	$2,893,030
State Street Corp.	117,600	5,674,200
SunTrust Banks, Inc.	120,700	8,719,368
Synovus Financial Corp.	110,500	3,168,035
T. Rowe Price Group, Inc.	43,900	2,748,140
The Goldman Sachs Group, Inc.	156,900	16,006,938
The St. Paul Travelers Companies, Inc.	239,300	9,459,529
Torchmark Corp.	37,000	1,931,400
U.S. Bancorp	651,000	19,009,200
UnumProvident Corp.	105,700	1,936,424
Wachovia Corp.	560,000	27,776,000
Washington Mutual, Inc.	311,600	12,679,004
Wells Fargo & Co.	599,300	36,904,894
XL Capital, Ltd.	49,800	3,706,116
Zions Bancorporation	31,800	2,338,254

Total Financials
(Cost $531,804,189)		763,066,598

Information Technology — (14.7%)
*ADC Telecommunications, Inc.	41,200	896,924
Adobe Systems, Inc.	173,700	4,971,294
*Advanced Micro Devices, Inc.	140,300	2,432,802
*Affiliated Computer Services, Inc. Class A	45,000	2,299,500
*Agilent Technologies, Inc.	153,600	3,535,872
*Altera Corp.	132,000	2,616,240
Analog Devices, Inc.	131,400	4,902,534
*Andrew Corp.	57,700	736,252
*Apple Computer, Inc.	292,600	10,770,606
Applied Materials, Inc.	583,900	9,447,502
*Applied Micro Circuits Corp.	108,900	278,784
Autodesk, Inc.	81,200	2,790,844
Automatic Data Processing, Inc.	207,200	8,696,184
*Avaya, Inc.	169,500	1,410,240
*BMC Software, Inc.	78,700	1,412,665
*Broadcom Corp.	104,000	3,693,040
*Ciena Corp.	204,800	428,032
*Cisco Sytems, Inc.	2,270,100	43,381,611
*Citrix Systems, Inc.	60,200	1,303,932
#Computer Associates International, Inc.	190,068	5,223,069
*Computer Sciences Corp.	65,400	2,857,980
*Compuware Corp.	138,000	992,220
*Comverse Technology, Inc.	71,200	1,683,880
*Convergys Corp.	50,500	718,110
*Corning, Inc.	514,800	8,555,976
*Dell, Inc.	860,100	33,982,551
*Electronic Arts, Inc.	108,900	6,164,829
Electronic Data Systems Corp.	184,300	3,547,775
*EMC Corp.	853,500	11,701,485
First Data Corp.	276,600	11,102,724
*Fiserv, Inc.	67,900	2,916,305
*Freescale Semiconductor, Inc. Class B	142,700	3,022,386
*Gateway, Inc.	105,500	348,150
Hewlett-Packard Co.	1,025,200	24,102,452
Intel Corp.	2,192,800	57,144,368
International Business Machines Corp.	573,100	42,524,020
*Intuit, Inc.	65,900	2,972,749
*Jabil Circuit, Inc.	65,400	2,009,742
*JDS Uniphase Corp.	514,400	781,888
KLA-Tencor Corp.	69,900	3,054,630
*Lexmark International, Inc.	45,000	2,917,350
Linear Technology Corp.	108,700	3,988,203
*LSI Logic Corp.	137,800	1,169,922
*Lucent Technologies, Inc.	1,573,700	4,579,467

65

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2005
	(Unaudited)
	Shares	Value†

Maxim Integrated Products, Inc.	116,500	$4,451,465
*#Mercury Interactive Corp.	30,800	1,181,488
*Micron Technology, Inc.	218,400	2,229,864
Microsoft Corp.	3,569,300	88,661,412
Molex, Inc.	59,600	1,551,984
Motorola, Inc.	871,100	15,906,286
National Semiconductor Corp.	124,000	2,731,720
*NCR Corp.	66,400	2,331,968
*Network Appliance, Inc.	130,100	3,677,927
*Novell, Inc.	135,300	838,860
*Novellus Systems, Inc.	49,000	1,210,790
*Nvidia Corp.	60,100	1,605,872
*Oracle Corp.	1,570,600	20,731,920
*Parametric Technology Corp.	96,500	615,670
Paychex, Inc.	126,300	4,109,802
*PMC-Sierra, Inc.	64,000	597,120
*QLogic Corp.	32,300	997,101
Qualcomm, Inc.	580,300	19,155,703
Sabre Holdings Corp.	46,600	929,670
*Sanmina-SCI Corp.	186,700	1,021,249
Scientific-Atlanta, Inc.	54,100	1,799,907
Siebel Systems, Inc.	183,500	1,633,150
*Solectron Corp.	345,300	1,308,687
*Sun Microsystems, Inc.	1,209,900	4,512,927
*Sungard Data Systems, Inc.	103,100	3,626,027
*Symantec Corp.	252,700	5,493,698
Symbol Technologies, Inc.	86,300	851,781
Tektronix, Inc.	31,400	730,678
*Tellabs, Inc.	159,300	1,385,910
*Teradyne, Inc.	69,500	831,915
Texas Instruments, Inc.	590,500	16,575,335
*Unisys Corp.	120,300	761,499
*Veritas Software Corp.	151,800	3,703,920
*Xerox Corp.	340,400	4,694,116
Xilinx, Inc.	124,600	3,177,300
*Yahoo!, Inc.	466,300	16,157,295

Total Information Technology
(Cost $567,752,912)		585,849,105

Health Care — (13.0%)
Abbott Laboratories	550,800	26,994,708
Aetna, Inc.	103,200	8,547,024
Allergan, Inc.	46,300	3,946,612
AmerisourceBergen Corp.	37,400	2,586,210
*Amgen, Inc.	439,600	26,578,216
Applera Corp. — Applied Biosystems Group	70,000	1,376,900
Bard (C.R.), Inc.	37,300	2,480,823
Bausch & Lomb, Inc.	19,100	1,585,300
Baxter International, Inc.	220,500	8,180,550
Becton Dickinson & Co.	89,700	4,706,559
*Biogen Idec, Inc.	122,500	4,220,125
Biomet, Inc.	89,400	3,096,816
*Boston Scientific Corp.	266,300	7,190,100
Bristol-Myers Squibb Co.	694,200	17,341,116
Cardinal Health, Inc.	152,100	8,757,918
*Caremark Rx, Inc.	161,100	7,172,172
*Chiron Corp.	52,600	1,835,214
Cigna Corp.	46,500	4,976,895
Eli Lilly & Co.	402,400	22,417,704
*Express Scripts, Inc.	52,600	2,628,948
*Fisher Scientific International, Inc.	42,600	2,764,740
*Forest Laboratories, Inc.	120,900	4,696,965

	June 30, 2005
	(Unaudited)
	Shares	Value†

*Genzyme Corp.	89,600	$5,384,064
*Gilead Sciences, Inc.	160,500	7,060,395
Guidant Corp.	115,400	7,766,420
HCA, Inc.	148,900	8,438,163
Health Management Associates, Inc.	87,600	2,293,368
*Hospira, Inc.	56,200	2,191,800
*Humana, Inc.	57,500	2,285,050
IMS Health, Inc.	80,400	1,991,508
Johnson & Johnson	1,056,200	68,653,000
*King Pharmaceuticals, Inc.	85,900	895,078
*Laboratory Corp. of America Holdings	47,800	2,385,220
Manor Care, Inc.	30,700	1,219,711
McKesson Corp.	104,800	4,693,992
*Medco Health Solutions, Inc.	98,500	5,255,960
*Medimmune, Inc.	88,000	2,351,360
Medtronic, Inc.	429,700	22,254,163
Merck & Co., Inc.	782,600	24,104,080
*Millipore Corp.	17,700	1,004,121
Mylan Laboratories, Inc.	95,600	1,839,344
PerkinElmer, Inc.	46,100	871,290
Pfizer, Inc.	2,641,100	72,841,538
Quest Diagnostics, Inc.	64,600	3,441,242
Schering-Plough Corp.	524,000	9,987,440
*St. Jude Medical, Inc.	128,700	5,612,607
Stryker Corp.	133,200	6,334,992
*Tenet Healthcare Corp.	166,400	2,036,736
*Thermo Electron Corp.	57,300	1,539,651
UnitedHealth Group, Inc.	449,800	23,452,572
*Waters Corp.	41,700	1,549,989
*Watson Pharmaceuticals, Inc.	39,200	1,158,752
*WellPoint, Inc.	217,600	15,153,664
Wyeth	475,500	21,159,750
*Zimmer Holdings, Inc.	87,700	6,680,109

Total Health Care
(Cost $388,204,253)		517,968,744

Consumer Discretionary — (11.0%)
*Apollo Group, Inc. Class A	58,100	4,544,582
*AutoNation, Inc.	79,300	1,627,236
*Autozone, Inc.	23,300	2,154,318
*Bed Bath and Beyond, Inc.	104,900	4,382,722
Best Buy Co., Inc.	106,000	7,266,300
*Big Lots, Inc.	40,400	534,896
Black & Decker Corp.	28,400	2,551,740
Brunswick Corp.	34,500	1,494,540
Carnival Corp.	187,200	10,211,760
Centex Corp.	45,500	3,215,485
Circuit City Stores, Inc.	67,900	1,173,991
Clear Channel Communications, Inc.	181,100	5,601,423
*Coach, Inc.	134,000	4,498,380
*Comcast Corp. Class A	783,400	24,050,380
Cooper Tire & Rubber Co.	22,700	421,539
Dana Corp.	53,300	800,033
Darden Restaurants, Inc.	51,800	1,708,364
Delphi Corp.	199,300	926,745
Dillards, Inc. Class A	25,400	594,868
Disney (Walt) Co.	725,200	18,260,536
Dollar General Corp.	107,200	2,182,592
Dow Jones & Co., Inc.	25,200	893,340
Eastman Kodak Co.	102,000	2,738,700
*eBay, Inc.	431,500	14,243,815
Family Dollar Stores, Inc.	59,200	1,545,120
Federated Department Stores, Inc.	60,600	4,440,768
Ford Motor Co.	653,700	6,693,888

66

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2005
	(Unaudited)
	Shares	Value†

Fortune Brands, Inc.	51,700	$4,590,960
Gannett Co., Inc.	88,200	6,273,666
Gap, Inc.	269,200	5,316,700
#General Motors Corp.	200,900	6,830,600
Genuine Parts Co.	62,000	2,547,580
*#Goodyear Tire & Rubber Co.	62,500	931,250
H&R Block, Inc.	58,700	3,425,145
Harley-Davidson, Inc.	101,100	5,014,560
Harrahs Entertainment, Inc.	64,500	4,648,515
Hasbro, Inc.	59,500	1,237,005
Hilton Hotels Corp.	135,600	3,234,060
Home Depot, Inc.	762,400	29,657,360
International Game Technology	122,200	3,439,930
*Interpublic Group of Companies, Inc.	150,200	1,829,436
Johnson Controls, Inc.	68,200	3,841,706
Jones Apparel Group, Inc.	42,800	1,328,512
KB Home	29,600	2,256,408
Knight-Ridder, Inc.	26,400	1,619,376
*Kohl’s Corp.	115,900	6,479,969
Leggett & Platt, Inc.	67,400	1,791,492
Limited Brands, Inc.	135,100	2,893,842
Liz Claiborne, Inc.	38,500	1,530,760
Lowe’s Companies, Inc.	274,400	15,975,568
Marriott International, Inc. Class A	70,500	4,809,510
Mattel, Inc.	146,200	2,675,460
May Department Stores Co.	106,300	4,269,008
#Maytag Corp.	28,300	443,178
McDonald’s Corp.	450,300	12,495,825
McGraw-Hill Companies, Inc.	133,100	5,889,675
Meredith Corp.	16,000	784,960
Newell Rubbermaid, Inc.	97,800	2,331,552
News Corp. Class A	881,000	14,254,580
NIKE, Inc. Class B	81,200	7,031,920
Nordstrom, Inc.	43,600	2,963,492
*Office Depot, Inc.	112,200	2,562,648
OfficeMax, Inc.	25,100	747,227
Omnicom Group, Inc.	65,200	5,206,872
Penney (J.C.) Co., Inc.	93,500	4,916,230
Pulte Homes, Inc.	42,100	3,546,925
RadioShack Corp.	55,300	1,281,301
Reebok International, Ltd.	19,900	832,417
*Sears Holdings Corp.	36,300	5,440,281
Sherwin-Williams Co.	44,500	2,095,505
Snap-On, Inc.	20,500	703,150
Staples, Inc.	261,600	5,577,312
*Starbucks Corp.	138,500	7,154,910
Starwood Hotels & Resorts Worldwide, Inc.	76,800	4,498,176
Target Corp.	313,800	17,073,858
The New York Times Co. Class A	51,700	1,610,455
The Stanley Works	26,700	1,215,918
The TJX Companies, Inc.	167,100	4,068,885
Tiffany & Co.	51,100	1,674,036
*Time Warner, Inc.	1,664,400	27,812,124
*Toys R Us, Inc.	78,700	2,083,976
Tribune Co.	105,800	3,722,044
*Univision Communications, Inc. Class A	103,300	2,845,915
V.F. Corp.	35,500	2,031,310
Viacom, Inc. Class B	572,700	18,337,854
Visteon Corp.	45,700	275,571
Wendy’s International, Inc.	40,800	1,944,120

	June 30, 2005
	(Unaudited)
	Shares	Value†

Whirlpool Corp.	23,800	$1,668,618
Yum! Brands, Inc.	102,900	5,359,032

Total Consumer Discretionary
(Cost $362,218,326)		439,688,291

Industrials — (10.8%)
3M Co.	273,400	19,766,820
*Allied Waste Industries, Inc.	96,300	763,659
American Power Conversion Corp.	64,400	1,519,196
American Standard Companies, Inc.	63,400	2,657,728
Avery Dennison Corp.	36,100	1,911,856
Boeing Co.	293,600	19,377,600
Burlington Northern Santa Fe Corp.	133,800	6,299,304
Caterpillar, Inc.	121,300	11,561,103
Cendant Corp.	373,500	8,355,195
Cintas Corp.	53,200	2,053,520
Cooper Industries, Ltd.	32,900	2,102,310
CSX Corp.	76,900	3,280,554
Cummins, Inc.	15,500	1,156,455
Danaher Corp.	97,800	5,118,852
Deere & Co.	87,600	5,736,924
*#Delta Air Lines, Inc.	51,000	191,760
Donnelley (R.R.) & Sons Co.	75,800	2,615,858
Dover Corp.	72,400	2,633,912
Eaton Corp.	53,500	3,204,650
Emerson Electric Co.	148,000	9,269,240
Equifax, Inc.	46,100	1,646,231
FedEx Corp.	107,300	8,692,373
Fluor Corp.	30,800	1,773,772
General Dynamics Corp.	71,200	7,799,248
General Electric Co.	3,767,400	130,540,410
Goodrich (B.F.) Co.	42,800	1,753,088
Honeywell International, Inc.	303,000	11,098,890
Illinois Tool Works, Inc.	97,000	7,728,960
Ingersoll-Rand Co., Ltd. Class A	59,900	4,273,865
ITT Industries, Inc.	32,800	3,202,264
L-3 Communications Holdings, Inc.	42,100	3,224,018
Lockheed Martin Corp.	143,600	9,315,332
Masco Corp.	154,100	4,894,216
*Monster Worldwide, Inc.	42,900	1,230,372
*Navistar International Corp.	23,400	748,800
Norfolk Southern Corp.	143,600	4,445,856
Northrop Grumman Corp.	127,600	7,049,900
Paccar, Inc.	61,800	4,202,400
Pall Corp.	44,200	1,341,912
Parker Hannifin Corp.	42,700	2,647,827
Pitney Bowes, Inc.	81,700	3,558,035
Raytheon Co.	160,600	6,282,672
Robert Half International, Inc.	56,700	1,415,799
Rockwell Automation, Inc.	62,100	3,024,891
Rockwell Collins, Inc.	63,300	3,018,144
Ryder System, Inc.	22,800	834,480
Southwest Airlines Co.	262,000	3,649,660
Textron, Inc.	47,900	3,633,215
Tyco International, Ltd.	717,400	20,948,080
Union Pacific Corp.	93,400	6,052,320
United Parcel Service, Inc.	395,700	27,366,612
United Technologies Corp.	363,600	18,670,860
W.W. Grainger, Inc.	29,700	1,627,263
Waste Management, Inc.	201,800	5,719,012

Total Industrials
(Cost $320,142,464)		432,987,273

67

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2005
	(Unaudited)
	Shares	Value†

Consumer Staples — (9.8%)
Alberto-Culver Co. Class B	30,400	$1,317,232
#Albertson’s, Inc.	130,800	2,704,944
Altria Group, Inc.	735,700	47,570,362
Anheuser-Busch Companies, Inc.	275,800	12,617,850
Archer-Daniels-Midland Co.	221,600	4,737,808
Avon Products, Inc.	167,600	6,343,660
Brown-Forman Corp. Class B	32,000	1,934,720
Campbell Soup Co.	115,300	3,547,781
Clorox Co.	54,800	3,053,456
Coca-Cola Co.	804,000	33,567,000
Coca-Cola Enterprises, Inc.	125,300	2,757,853
Colgate-Palmolive Co.	185,900	9,278,269
ConAgra, Inc.	183,900	4,259,124
Costco Wholesale Corp.	169,700	7,605,954
CVS Corp.	287,700	8,363,439
General Mills, Inc.	131,300	6,143,527
Gillette Co.	354,400	17,943,272
Heinz (H.J.) Co.	124,400	4,406,248
Hershey Foods Corp.	77,300	4,800,330
Kellogg Co.	124,200	5,519,448
Kimberly-Clark Corp.	170,000	10,640,300
McCormick & Co., Inc.	48,000	1,568,640
Molson Coors Brewing Co.	27,800	1,723,600
Pepsi Bottling Group, Inc.	69,600	1,991,256
PepsiCo, Inc.	594,900	32,082,957
Procter & Gamble Co.	879,000	46,367,250
Reynolds American, Inc.	41,400	3,262,320
#Safeway, Inc.	159,200	3,596,328
Sara Lee Corp.	279,700	5,540,857
Supervalu, Inc.	48,300	1,575,063
Sysco Corp.	224,800	8,135,512
*The Kroger Co.	258,900	4,926,867
UST, Inc.	58,700	2,680,242
Walgreen Co.	363,200	16,703,568
Wal-Mart Stores, Inc.	1,188,500	57,285,700
Wrigley (Wm.) Jr. Co.	69,500	4,784,380

Total Consumer Staples
(Cost $270,489,111)		391,337,117

Energy — (8.5%)
Amerada Hess Corp.	30,500	3,248,555
Anadarko Petroleum Corp.	83,700	6,875,955
Apache Corp.	116,500	7,525,900
Ashland, Inc.	23,900	1,717,693
Baker Hughes, Inc.	120,300	6,154,548
BJ Services Co.	57,500	3,017,600
Burlington Resources, Inc.	136,900	7,562,356
ChevronTexaco Corp.	745,300	41,677,176
ConocoPhillips	494,600	28,434,554
Devon Energy Corp.	168,200	8,524,376
El Paso Corp.	229,000	2,638,080
EOG Resources, Inc.	85,000	4,828,000
Exxon Mobil Corp.	2,261,200	129,951,164
Halliburton Co.	179,700	8,593,254
Kerr-McGee Corp.	41,400	3,159,234
Kinder Morgan, Inc.	38,500	3,203,200
Marathon Oil Corp.	123,600	6,596,532
*Nabors Industries, Ltd.	52,800	3,200,736
*National-Oilwell, Inc.	61,100	2,904,694
Noble Corp.	48,200	2,964,782
Occidental Petroleum Corp.	141,400	10,877,902
Rowan Companies, Inc.	38,400	1,140,864

	June 30, 2005
	(Unaudited)
	Shares	Value†

Schlumberger, Ltd.	209,300	$15,894,242
Sunoco, Inc.	24,500	2,785,160
The Williams Companies, Inc.	202,800	3,853,200
*Transocean, Inc.	115,800	6,249,726
Unocal Corp.	96,600	6,283,830
Valero Energy Corp.	91,200	7,214,832
XTO Energy, Inc.	128,200	4,357,518

Total Energy
(Cost $197,842,768)		341,435,663

Utilities — (3.4%)
*AES Corp.	232,100	3,801,798
*Allegheny Energy, Inc.	57,700	1,455,194
Ameren Corp.	72,200	3,992,660
American Electric Power Co., Inc.	136,400	5,029,068
*#Calpine Corp.	191,100	649,740
CenterPoint Energy, Inc.	103,200	1,363,272
Cinergy Corp.	70,500	3,159,810
*CMS Energy Corp.	77,700	1,170,162
Consolidated Edison, Inc.	86,400	4,046,976
Constellation Energy Group	63,000	3,634,470
Dominion Resources, Inc.	120,900	8,872,851
DTE Energy Co.	61,900	2,895,063
Duke Energy Corp.	329,200	9,787,116
*Dynegy, Inc.	118,000	573,480
Edison International	115,700	4,691,635
Entergy Corp.	75,400	5,696,470
Exelon Corp.	237,700	12,201,141
FirstEnergy Corp.	117,200	5,638,492
FPL Group, Inc.	139,300	5,858,958
KeySpan Corp.	61,500	2,503,050
#Nicor, Inc.	15,700	646,369
NiSource, Inc.	96,600	2,388,918
Peoples Energy Corp.	13,500	586,710
PG&E Corp.	131,400	4,932,756
Pinnacle West Capital Corp.	35,000	1,555,750
PPL Corp.	67,400	4,002,212
Progress Energy, Inc.	88,300	3,994,692
Public Service Enterprise Group, Inc.	84,800	5,157,536
Sempra Energy	85,000	3,511,350
Southern Co.	264,400	9,166,748
TECO Energy, Inc.	73,500	1,389,885
TXU Corp.	85,100	7,070,959
Xcel Energy, Inc.	142,900	2,789,408

Total Utilities
(Cost $98,123,364)		134,214,699

Telecommunication Services — (3.1%)
Alltel Corp.	116,100	7,230,708
AT&T Corp.	284,600	5,418,784
BellSouth Corp.	650,400	17,281,128
CenturyTel, Inc.	46,600	1,613,758
Citizens Communications Co.	121,000	1,626,240
*Nextel Communications, Inc.	399,800	12,917,538
*Qwest Communications International, Inc.	593,900	2,203,369
SBC Communications, Inc.	1,173,300	27,865,875
Sprint Corp.	525,600	13,187,304
Verizon Communications, Inc.	982,900	33,959,195

Total Telecommunication Services
(Cost $140,629,299)		123,303,899

68

SCHEDULE OF INVESTMENTS THE DFA INVESTMENT TRUST COMPANY

The U.S. Large Company Series (Continued)

	June 30, 2005
	(Unaudited)
	Shares	Value†

Materials — (2.8%)
Air Products & Chemicals, Inc.	81,500	$4,914,450
Alcoa, Inc.	309,800	8,095,074
Allegheny Technologies, Inc.	31,900	703,714
Ball Corp.	39,200	1,409,632
Bemis Co., Inc.	38,000	1,008,520
Dow Chemical Co.	341,500	15,206,995
DuPont (E.I.) de Nemours & Co., Inc.	353,800	15,216,938
Eastman Chemical Co.	28,500	1,571,775
Ecolab, Inc.	78,000	2,524,080
Engelhard Corp.	42,800	1,221,940
Freeport-McMoRan Copper & Gold, Inc. Class B	63,800	2,388,672
Georgia-Pacific Corp.	92,400	2,938,320
Great Lakes Chemical Corp.	18,500	582,195
*Hercules, Inc.	40,200	568,830
International Flavors & Fragrances, Inc.	31,400	1,137,308
International Paper Co.	174,300	5,265,603
Louisiana-Pacific Corp.	39,400	968,452
MeadWestavco Corp.	66,200	1,856,248
Monsanto Co.	95,200	5,985,224
Newmont Mining Corp.	158,400	6,182,352
Nucor Corp.	56,900	2,595,778
*Pactiv Corp.	53,000	1,143,740
Phelps Dodge Corp.	34,500	3,191,250
PPG Industries, Inc.	61,000	3,828,360
Praxair, Inc.	114,900	5,354,340
Rohm & Haas Co.	68,500	3,174,290
*Sealed Air Corp.	29,800	1,483,742
Sigma-Aldrich Corp.	24,500	1,372,980
Temple-Inland, Inc.	44,300	1,645,745
United States Steel Corp.	40,600	1,395,422
Vulcan Materials Co.	36,300	2,359,137
Weyerhaeuser Co.	87,000	5,537,550

Total Materials
(Cost $87,220,413)		112,828,656

Real Estate Investment Trusts — (0.6%)
Apartment Investment & Management Co. Class A	33,900	1,387,188
Archstone-Smith Trust	70,700	2,730,434
Equity Office Properties Trust	144,800	4,792,880
Equity Residential	101,900	3,751,958
Plum Creek Timber Co., Inc.	65,400	2,374,020
ProLogis	66,300	2,667,912
Simon Property Group, Inc.	78,000	5,654,220

Total Real Estate Investment Trusts
(Cost $18,625,180)		23,358,612

TOTAL COMMON STOCKS
(Cost $2,983,052,279)		3,866,038,657

	June 30, 2005
	(Unaudited)
	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (3.2%)
Δ Repurchase Agreement, Merrill Lynch Triparty Repo 2.85%, 07/01/05 (Collateralized by $41,820,000 U.S. STRIPS 7.625%, 11/15/22, valued at $19,465,956) to be repurchased at $19,083,843 (Cost $19,082,332)	$19,082	$19,082,332
Repurchase Agreement, PNC Capital Markets, Inc. 3.00%, 07/01/05 (Collateralized by $109,293,000 FHLMC Notes 4.00%, 09/22/09, valued at $109,839,465) to be repurchased at $108,225,018 (Cost $108,216,000)	108,216	108,216,000

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $127,298,332)		$127,298,332

TOTAL INVESTMENTS — (100.0%)
††(Cost $3,110,350,611)		$3,993,336,989

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Δ	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $3,286,268,058.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. At June 30, 2005, the Trust consisted of twenty-one investment portfolios, of which The U.S. Large Company Series is presented in this filing.

Security Valuation

Securities held by The U.S. Large Company Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by The U.S. Large Company Series that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, The U.S. Large Company Series values securities at the mean between the quoted bid and asked prices. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked price. Securities for which quotations are not readily available, or for which quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
AGENCY OBLIGATIONS - 5.1%
Federal Home Loan Bank Variable Rate
  Notes - 5.1%
    3.26%(b)
  (Cost $74,990,979)                                   09/12/05          $75,000         $74,990,979
                                                                                         -----------
CERTIFICATES OF DEPOSIT - 18.9%
Domestic - 14.6%
  Banco Santander, Puerto Rico (A-1, P-1)
    3.23%                                              07/19/05           15,000          14,999,999
    3.32%                                              08/19/05           53,000          53,000,000
  Credit Suisse First Boston, New York (A-1, P-1)
    3.30%                                              08/09/05           68,900          68,900,000
    3.45%                                              09/21/05            5,000           5,000,718
  Washington Mutual Bank F.A. (A-1, P-1)
    3.28%                                              08/08/05           70,000          70,000,000

                                                                                         ===========
                                                                                         211,900,717
                                                                                         -----------
Yankee - 4.3%
  Depfa Bank PLC, New York (A-1+, P-1)
    2.49%                                              11/01/05           15,000          15,000,000
  Eurohypo AG, New York (A-1, P-1)
    3.04%                                              07/06/05           40,000          39,983,139
  Societe Generale, New York (A-1+, P-1)
    3.34%                                              11/04/05            8,000           7,999,983

                                                                                         ===========
                                                                                          62,983,122
                                                                                         -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $274,883,839)                                                                    274,883,839
                                                                                         -----------
COMMERCIAL PAPER - 41.6%
Asset-Backed Securities - 20.9%
  Brahms Funding Corp. (A-1, P-1)
    3.35%                                              08/18/05           11,792          11,739,329
  Crown Point Capital LLC, Series A (A-1+, P-1)
    3.34%                                              09/12/05           12,889          12,801,706
  Dorada Finance, Inc. (A-1+, P-1)
    3.13%                                              08/03/05            8,540           8,515,497
  Emerald Certificates (A-1+, P-1)
    3.12%                                              07/19/05           74,525          74,408,741
  Galaxy Funding, Inc. (A-1, P-1)
    3.40%                                              09/27/05           47,750          47,353,143
  Lexington Parker Capital (A-1, F-1)
    3.12%                                              07/12/05           28,042          28,015,267
    3.34%                                              09/15/05           10,000           9,929,489
  Monument Gardens Funding (A-1, P-1)
    3.16%                                              08/02/05            8,000           7,977,529
    3.37%                                              09/15/05           39,000          38,722,537
  Newcastle Certificates (A-1+, P-1)
    3.13%                                              07/06/05           53,000          52,976,960
  Sedna Finance, Inc. (A-1+, P-1)
    3.06%                                              07/07/05           14,000          13,992,860

                                                                                         ===========
                                                                                         306,433,058
                                                                                         -----------
Banks - 8.3%
  Alliance & Leicester PLC (A-1, P-1)
    3.26%                                              09/19/05           13,691          13,591,816
  Bank of America Corp. (A-1+, P-1)
    3.01%                                              07/05/05           50,000          49,983,278
  Rabobank USA Finance Corp. (A-1+, P-1)
    3.34%                                              07/01/05            9,159           9,159,000
  UBS Finance LLC, Delaware (A-1+, P-1)
    3.39%                                              07/01/05            8,830           8,830,000

                                                                            PAR
                                                        MATURITY           (000)                VALUE
                                                       ----------   ------------------   -------------------
COMMERCIAL PAPER (Continued)
Banks (Continued)
  Westpac Trust Securities, New Zealand
    (A-1+, P-1)
    3.40%                                              09/26/05          $40,000         $39,671,333

                                                                                         ===========
                                                                                         121,235,427
                                                                                         -----------
Credit Institutions - 4.3%
  Countrywide Financial Corp. (A-1, F-1)
    3.41%                                              07/01/05           50,000          50,000,000
    3.32%                                              07/25/05           12,630          12,602,047

                                                                                         ===========
                                                                                          62,602,047
                                                                                         -----------
Food & Agriculture - 2.8%
  Sara Lee Corp. (A-1, F-1)
    3.38%                                              07/01/05           40,375          40,375,000
                                                                                         -----------
Life Insurance - 1.9%
  Irish Life & Permanent PLC (A-1, P-1)
    3.43%                                              09/28/05           30,000          29,745,608
                                                                                         -----------
Security Brokers & Dealers - 3.4%
  Citigroup Global Markets Holdings, Inc.
    (A-1+, P-1)
    3.23%                                              08/29/05           50,000          49,735,319
                                                                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost $610,126,459)
                                                                                         610,126,459
                                                                                         -----------
CORPORATE BONDS - 0.9%
Banks - 0.1%
  Bank One Corp. (A-1, P-1)
    7.62%                                              08/01/05              990             994,054
                                                                                         -----------
Finance Services - 0.5%
  American Express Credit Corp. (A-1, P-1)
    3.29%                                              08/11/05            3,500           3,500,427
  Goldman Sachs & Co. (A-1, P-1)
    3.16%                                              07/29/05            2,500           2,500,001
  Spear, Leeds & Kellogg LP (A-1, P-1)
    8.25%                                              08/15/05            2,000           2,012,993

                                                                                         ===========
                                                                                           8,013,421
                                                                                         -----------
Manufacturing - 0.3%
  General Electric Co. (A-1+, P-1)
    3.21%                                              07/25/05            4,500           4,500,756
                                                                                         -----------
TOTAL CORPORATE BONDS
  (Cost $13,508,230)
                                                                                          13,508,231
                                                                                         -----------
MASTER NOTES - 5.5%
Security Brokers & Dealers
  Bank of America Securities LLC (A-1+, P-1)(c)
    3.52%(b)                                           07/01/05            7,600           7,600,000
  Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(c)
    3.36%                                              07/05/05           23,000          23,000,000
  Morgan Stanley Mortgage Capital, Inc.
    (A-1, P-1)(c)
    3.61%                                              07/01/05           50,000          50,000,000

                                                                                         ===========
TOTAL MASTER NOTES
  (Cost $80,600,000)
                                                                                          80,600,000
                                                                                         -----------
VARIABLE RATE OBLIGATIONS - 20.7%
Asset-Backed Securities - 0.8%
  Racers XL (A-1, P-1)
    3.28%(b)                                           07/22/05           11,360          11,360,000
                                                                                         -----------

                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                         PAR
                                                     MATURITY           (000)                VALUE
                                                    ----------   ------------------   -------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks - 6.1%
  HBOS Treasury Services PLC (A-1+, P-1)
                3.51%(b)                            09/26/05          $65,000         $65,000,000
  Westpac Banking Corp. (AA-, Aa3)
                3.40%(b)                            09/12/05           24,250          24,250,000

                                                                                      ===========
                                                                                       89,250,000
                                                                                      -----------
Life Insurance - 5.3%
  John Hancock Global Funding II (A-1+, P-1)
                3.65%(b)                            09/06/05            3,400           3,401,879
  MetLife Global Funding I (AA, Aa2)
                3.39%(b)                            07/28/05           15,000          15,000,000
  Transamerica Occidental Life Insurance Co.
    (A-1+, P-1)
                3.47%(b)(d)                         09/01/05           60,000          60,000,000

                                                                                      ===========
                                                                                       78,401,879
                                                                                      -----------
Municipal Bonds - 1.7%
  De Kalb County Development Authority University
    RB Series 1995B DN (A-1+, VMIG-1)
                3.32%(e)                            07/07/05            3,875           3,875,001
  North Myrtle Beach Corp. RB Series 2005 DN
    (National Bank of South Carolina LOC)
                3.38%(e)                            07/07/05            6,100           6,100,000
  South Central Texas IDRB Series 1990 DN (Bank
    One N.A. LOC) (A-1, P-1)
                3.33%(e)                            07/07/05           14,800          14,800,000

                                                                                      ===========
                                                                                       24,775,001
                                                                                      -----------
Personal Credit Institutions - 3.1%
  General Electric Capital Corp. (AAA, Aaa)
                3.34%(b)                            07/18/05           45,000          45,000,000
                                                                                      -----------
Security Brokers & Dealers - 3.7%
  Merrill Lynch & Co., Inc. (A+, Aa3)
                3.36%(b)                            07/11/05           50,000          50,000,000
  Morgan Stanley & Co., Inc. (A+, Aa3)
                3.34%(b)                            07/15/05            4,800           4,800,954

                                                                                      ===========
                                                                                       54,800,954
                                                                                      -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $303,587,834)                                                                 303,587,834
                                                                                      -----------
REPURCHASE AGREEMENTS - 12.2%
Morgan Stanley & Co.
                3.40%                               07/01/05           36,010          36,010,000
    (Agreement dated 06/30/05 to
      be repurchased at
      $36,013,401, collateralized
      by $47,853,121 Federal
      Home Loan Mortgage Corp.
      Notes and Federal National
      Mortgage Assoc. Bonds
      5.50% to 6.50% due from
      11/01/32 to 12/01/34. The
      value of the collateral is

                                                                         PAR
                                                     MATURITY           (000)                VALUE
$      37,275,752.)                                 ----------   ------------------   -------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
                3.17%                             08/08/05          $70,000         $70,000,000
    (Agreement dated 06/30/05 to
      be repurchased at
      $70,412,981, collateralized
      by $90,580,000 Federal
      Home Loan Mortgage Corp.
      Bonds and Federal National
      Mortgage Assoc. Bonds
      3.50% to 7.00% due from
      03/25/09 to 06/15/30. The
      value of the collateral is
$      72,101,125.)
                3.17%                             08/09/05           73,500          73,500,000
    (Agreement dated 06/30/05 to
      be repurchased at
      $73,940,102, collateralized
      by $97,546,794 Federal
      Home Loan Mortgage Corp.
      Bonds and Federal National
      Mortgage Assoc. Bonds
      3.50% to 5.50% due from
      09/15/12 to 06/25/35. The
      value of the collateral is
$      75,705,637.)

                                                                                      ===========
TOTAL REPURCHASE AGREEMENTS
  (Cost $179,510,000)                                                                 179,510,000
                                                                                      -----------

TOTAL INVESTMENTS IN SECURITIES -  104.9%
  (Cost $1,537,207,342(a))                      1,537,207,342
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (4.9)%                          (71,174,794)
                                                -------------
NET ASSETS - 100.0%                            $1,466,032,548
                                               ==============
-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date.
     (c) Ratings reflect those of guarantor.
(d) Security is illiquid.
(e) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                      MATURITY       (000)           VALUE
                                     ----------   -----------   ---------------
REPURCHASE AGREEMENTS - 100.2%
Deutsche Bank Securities, Inc.
               2.95%                 07/01/05     $110,000       $110,000,000
    (Agreement dated 06/30/05 to
    be repurchased at
    $110,009,014, collateralized
    by $144,154,181 U.S.
    Treasury Strips 0.00% to
    2.00% due 01/15/14 to
    02/15/27. The value of the
    collateral is $112,200,437.)
Goldman Sachs & Co.
               2.80%                 07/01/05      110,000        110,000,000
    (Agreement dated 06/30/05 to
    be repurchased at
    $110,008,556, collateralized
    by $85,515,000 U.S. Treasury
    Bonds 6.38% due 08/15/27.
    The value of the collateral is
$    112,200,312.)
J.P. Morgan Securities, Inc.
               2.80%                 07/01/05      110,000        110,000,000
    (Agreement dated 06/30/05 to
    be repurchased at
    $110,008,556, collateralized
    by $209,680,000 U.S.
    Treasury Bills 0.00% to
    7.625% due 05/15/07 to
    08/15/28. The value of the
    collateral is $112,200,093.)
Morgan Stanley & Co.
               2.89%                 07/01/05       89,612         89,612,000
    (Agreement dated 06/30/05 to
    be repurchased at
    $89,619,194, collateralized by
    $65,352,000 U.S. Treasury
    Bonds 6.88% to 7.63% due
    from 11/15/24 to 08/15/25.
    The value of the collateral is
$     91,404,382.)
UBS Securities LLC
               2.97%                 07/01/05       70,000         70,000,000
    (Agreement dated 06/30/05 to
    be repurchased at
    $70,005,775, collateralized by
    $64,741,000 U.S. Treasury
    Strips 2.00% to 3.88% due
    from 01/15/14 to 04/15/29.
    The value of the collateral is
$     71,406,578.)

                                                                 ============
TOTAL REPURCHASE AGREEMENTS
  (Cost $489,612,000)                                             489,612,000
                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES -
             100.2%
  (Cost $489,612,000(a))                                          489,612,000
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.2)%                                           (1,209,277)
                                                                 ------------
NET ASSETS - 100.0%                                              $488,402,723
                                                                 ============
-------------------

     (a) Aggregate cost for Federal income tax purposes.

                                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 101.5%
Alabama - 2.9%
  Alexander City Industrial Board
    IDRB Series 2000 DN
    (Southtrust Bank LOC)
    (A-1, P-1)
    2.69%(b)                           07/07/05           $  975         $  975,000
  Columbia IDRB (Alabama Power
    Co. Project) Series 1995B DN
    (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.29%(b)                           07/01/05            1,200          1,200,000
  Columbia IDRB (Alabama Power
    Co. Project) Series 1999A DN
    (The Southern Co. Guaranty)
    (A-1, VMIG-1)
    2.29%(b)                           07/01/05            1,000          1,000,000
  Geneva County Health Care
    Authority RB Series 2001 DN
    (Southtrust Bank LOC)
    2.64%(b)                           07/07/05            2,833          2,833,000
  Jefferson County GO Warrants
    Series 2001B DN (Morgan
    Guaranty Trust LOC,
    Bayerische Landesbank
    Girozentrale SBPA)
    (A-1+, VMIG-1)
    2.27%(b)                           07/01/05            3,100          3,100,000

                                                                         ==========
                                                                          9,108,000
                                                                         ----------
Alaska - 0.3%
  Anchorage Water RB (Wachovia
    Merlots Trust Receipts) Series
    2004C-32 MB (MBIA
    Insurance, Wachovia Bank
    N.A. SBPA) (MIG-1)
    1.70%                              09/16/05            1,000          1,000,000
                                                                         ----------
Arizona - 0.9%
  Pima County IDA Single Family
    Mortgage RB (Draw Down
    Project) Series 2003 AMT DN
    (Trinity Funding Guaranty)
    3.29%(b)                           07/30/05            2,892          2,892,000
                                                                         ----------
Arkansas - 0.9%
  Little Rock Residential Housing
    & Public Facilities Board
    Capital Improvement RB (Park
    Systems Project) Series 2001
    DN (Bank of America N.A.
    LOC) (A-1+)
    2.38%(b)                           07/07/05            2,685          2,685,000
                                                                         ----------
California - 4.2%
  California Economic Recovery
    RB Series 2004C-21 DN
    (XLCA Capital Insurance
    Guaranty, Dexia Credit Local
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                           07/07/05            2,600          2,600,000
  California Economic Recovery
    RB Series 2004C-6 DN
    (Citibank LOC)
    (A-1+, VMIG-1)
    2.15%(b)                           07/07/05              600            600,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
California (Continued)
  California Infrastructure &
    Economic Development Bank
    RB (Asian Art Museum
    Foundation Project) Series
    2003 DN (MBIA Insurance,
    J.P. Morgan Chase Bank
    SBPA) (A-1+)
    2.22%(b)                           07/07/05           $  400         $  400,000
  Golden State Tobacco
    Securitization Corp. RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PA-1236 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.37%(b)                           07/07/05            1,330          1,330,000
  Irvine Public Facilities &
    Infrastructure Authority Lease
    RB (Capital Improvement
    Project) Series 1985 DN
    (Bayerische Hypo-Und
    Veremsbank LOC) (VMIG-1)
    2.37%(b)                           07/07/05            1,900          1,900,000
  Orange County Sanitation
    District COP Series 2000B DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.20%(b)                           07/01/05            1,700          1,700,000
  Pleasant Valley School District of
    Ventura County GO (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PT-2783 DN
    (MBIA Insurance, Dexia Credit
    Local SBPA)
    2.30%(b)                           07/07/05            2,470          2,470,000
  Sacramento Municipal Utility
    District RB Series 2000A DN
    (AMBAC Insurance, Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.31%(b)                           07/01/05            1,400          1,400,000
  Southern California Public Power
    Authority RB (San Juan Power
    Project) Series 2002 DN (FSA
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.31%(b)                           07/07/05              690            690,000

                                                                         ==========
                                                                         13,090,000
                                                                         ----------
Colorado - 5.1%
  Colorado Housing & Finance
    Authority RB (Single Family
    Mortgage Project) Series 2005
    MB
    2.80%                              07/05/05            2,000          2,000,000
  Denver Urban Renewal Authority
    Tax Increment RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 PT-999 DN
    (Lloyds Bank SBPA)
    (A-1, AA-)
    2.37%(b)                           07/07/05            1,500          1,500,000

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Colorado (Continued)
  Park Creek Metropolitan District
    GO (Merrill Lynch P-Float
    Trust Receipts) Series 2004
    PT-2321 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.37%(b)                           07/07/05          $12,345         $12,345,000

                                                                         ===========
                                                                          15,845,000
                                                                         -----------
Connecticut - 3.1%
  Clipper Tax-Exempt Certficates
    Trust RB (Certified Partner
    Multi-State Project) Series
    2004-9 AMT DN (State Street
    Bank & Trust Liquidity Facility)
    (VMIG-1)
    2.48%(b)                           07/07/05            7,311           7,311,000
  Danbury GO Series 2004 BAN
    (SP-1+, MIG-1)
    3.00%                              08/05/05            2,300           2,303,280

                                                                         ===========
                                                                           9,614,280
                                                                         -----------
Delaware - 1.4%
  Delaware Economic
    Development Authority RB
    (Catholic Diocese of
    Wilmington Project) Series
    2002 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    2.40%(b)                           07/07/05            1,900           1,900,000
  Delaware Economic
    Development Authority RB (St.
    Anne's Episcopal School
    Project) Series 2001 DN
    (Wilmington Trust Co. LOC)
    (A-1)
    2.40%(b)                           07/07/05            2,000           2,000,000

                                                                         ===========
                                                                           3,900,000
                                                                         -----------
Florida - 3.7%
  Florida Housing Finance Corp.
    Multi Family RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PT-1234 DN (Merrill
    Lynch Capital Services SBPA)
    (A-1)
    2.37%(b)                           07/07/05            1,470           1,470,000
  Greater Orlando Aviation
    Authority RB (Special Purpose
    Cessna Aircraft Project) Series
    2001 AMT DN (Textron, Inc.
    Guaranty) (A-2, P-1)
    3.39%(b)                           07/07/05            4,000           4,000,000
  Lee County IDRB Series 1997
    AMT DN (SunTrust Bank
    LOC)
    2.44%(b)                           07/07/05            1,890           1,890,000
  Putnam County Development
    Authority PCRB (Seminole
    Electric Co-op Project) Series
    1984H-3 MB (A-1, MIG-1)
    2.30%                              09/15/05            4,000           4,000,000

                                                                         ===========
                                                                          11,360,000
                                                                         -----------

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Hawaii - 0.8%
  Hawaii Department of Budget &
    Finance RB Series 2003
    PA-1244 AMT DN (AMBAC
    Insurance, Merrill Lynch & Co.
    SBPA) (A-1, F-1+)
    2.36%(b)                           07/07/05          $ 2,500         $ 2,500,000
                                                                         -----------
Illinois - 4.1%
  Chicago GO Tender Notes
    Series 2004 MB (State Street
    Bank & Trust Co. LOC)
    (SP-1+, MIG-1)
    2.20%                              12/08/05            1,000           1,000,000
  Illinois Development Finance
    Authority IDRB (Royal
    Continental Box Co. Project)
    Series 1995A AMT DN
    (ABN-AMRO Bank N.V. LOC)
    (A-1)
    2.39%(b)                           07/07/05              100             100,000
  Metropolitan Pier & Exposition
    Authority RB (Bear Stearns
    Trust Certificates) Series
    2005A-224 DN (MBIA
    Insurance, Bear Stearns
    Capital Markets Liquidity
    Facility) (VMIG-1)
    2.45%(b)(c)                        07/07/05              600             600,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series 2005Z-5
    DN (MBIA Insurance,
    Goldman Sachs Liquidity
    Facility) (F-1+)
    2.38%(b)                           07/07/05            1,400           1,400,000
  Metropolitan Pier & Exposition
    Authority RB (Dedicated State
    Tax Receipts) Series
    2005PZ-44 DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.40%(b)                           07/07/05              500             500,000
  Metropolitan Pier & Exposition
    Authority RB (TOC Trust
    Receipts) Series 2005Z-1 DN
    (MBIA Insurance, Goldman
    Sachs Liquidity Facility)
    (A-1, AAA)
    2.38%(b)                           07/07/05              600             600,000
  Quad Cities Regional Economic
    Development Authority RB
    (Whitey's Ice Cream
    Manufacturing Project) Series
    1995 AMT DN (Bank One N.A.
    LOC)
    2.47%(b)                           07/07/05              805             805,000
  Regional Transportation
    Authority GO (Wachovia
    Merlots Trust Receipts) Series
    2001A-86 DN (FGIC
    Insurance, Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.32%(b)                           07/07/05            2,380           2,380,000

                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Illinois (Continued)
  Rockford RB (Fairhaven
    Christian Center Project)
    Series 2000 DN (Bank One
    N.A. LOC)
    2.45%(b)                          07/07/05           $1,700         $1,700,000
  Roselle Village IDRB
    (Abrasive-Form, Inc. Project)
    Series 1995 AMT DN
    (ABN-AMRO Bank N.V. LOC)
    2.44%(b)                          07/07/05            1,000          1,000,000
  Schaumburg IDRB (Termax
    Corp. Project) Series 2000
    AMT DN (Bank One N.A.
    LOC)
    2.47%(b)                          07/07/05            1,600          1,600,000
  Will County Community Unit
    School District 365 GO Series
    2005 DN (FSA Insurance,
    Merrill Lynch Capital Services
    SBPA) (F-1+)
    2.40%(b)                          07/07/05            1,000          1,000,000

                                                                        ==========
                                                                        12,685,000
                                                                        ----------
Indiana - 1.8%
  Dekko Foundation Educational
    Facilities RB Series 2001 DN
    (Bank One N.A. LOC)
    2.52%(b)                          07/07/05            2,700          2,700,000
  Hendricks County Industrial
    Redevelopment Commission
    Tax Increment RB (Heartland
    Crossing Project) Series
    2000A DN (Huntington
    National Bank LOC)
    2.45%(b)                          07/07/05            1,100          1,100,000
  Indiana Transportataion Finance
    Authority Highway RB Series
    2004B-21 DN (A-1)
    2.32%(b)                          07/07/05              100            100,000
  Monroe County IDRB (Griner
    Engineering, Inc. Project)
    Series 1997 AMT DN (Fifth
    Third Bank N.A. LOC)
    2.52%(b)                          07/07/05              634            634,000
  Vigo County Independent School
    Corp. Temporary Loan Notes
    RB Series 2005 MB
    3.25%                             12/29/05            1,000          1,002,478

                                                                        ==========
                                                                         5,536,478
                                                                        ----------
Iowa - 0.2%
  Cedar Rapids Iowa Community
    School District Tax Anticipated
    Warrants Series 2005 MB
    3.75%                             06/30/06              500            504,605
                                                                        ----------
Kentucky - 2.3%
  Kentucky Association of
    Counties Advance Revenue
    COP Series 2005 TRAN
    (SP-1+)
    4.00%                             06/30/06            3,000          3,036,390

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Newport Industrial Building RB
    (Newport Holdings Project)
    Series 2001A AMT DN
    (Huntington National Bank
    LOC)
    2.58%(b)                          07/07/05           $1,735         $1,735,000
  Pulaski County Solid Waste
    Disposal RB (National Rural
    Utilities for East Kentucky
    Power Project) Series 1993B
    AMT MB (National Rural
    Utilities Guaranty) (MIG-1)
    2.30%                             08/15/05            2,500          2,500,000

                                                                        ==========
                                                                         7,271,390
                                                                        ----------
Louisiana - 2.1%
  Iberville Parish PCRB (Air
    Products & Chemicals Project)
    Series 1992 DN (A-1)
    2.30%(b)                          07/07/05            4,000          4,000,000
  West Baton Rouge Parish
    Industrial District No. 3 RB
    (Dow Chemical Co. Project)
    Series 1994B DN (P-2)
    2.40%(b)                          07/01/05            2,500          2,500,000

                                                                        ==========
                                                                         6,500,000
                                                                        ----------
Maryland - 6.3%
  Baltimore County RB (Odyssey
    School Facility Project) Series
    2001 DN (M&T Bank Corp.
    LOC) (A-1)
    2.62%(b)                          07/07/05            2,815          2,815,000
  Baltimore County RB (St. Paul's
    School for Girls Facility
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (A-1)
    2.62%(b)                          07/07/05            1,825          1,825,000
  Maryland Economic
    Development Authority RB
    (Association of Catholic
    Charities Project) Series
    1999A DN (M&T Bank Corp.
    LOC) (A-1)
    2.57%(b)                          07/07/05            2,525          2,525,000
  Maryland Economic
    Development Authority RB
    (Association of Catholic
    Charities Project) Series
    1999B DN (M&T Bank Corp.
    LOC) (A-1)
    2.57%(b)                          07/07/05            1,500          1,500,000
  Maryland Economic
    Development Corp. RB
    (Mirage-Tucker LLC Facility
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.69%(b)                          07/07/05            1,325          1,325,000

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Maryland (Continued)
  Maryland Economic
    Development Corporation RB
    (American Health Assistance
    Foundation Facility Project)
    Series 2001 DN (M&T Bank
    Corp. LOC) (A-1)
    2.62%(b)                            07/07/05           $3,435         $3,435,000
  Maryland Health & Higher
    Education Facilities Authority
    RB (Adventist Healthcare
    Project) Series 2003B DN
    (M&T Bank Corp. LOC)
    (VMIG-1)
    2.59%(b)                            07/07/05            6,200          6,200,000

                                                                          ==========
                                                                          19,625,000
                                                                          ----------
Massachusetts - 4.8%
  Commonwealth of
    Massachusetts GO (Wachovia
    Merlots Trust Receipts) Series
    2002A-9 DN (FSA Insurance,
    Wachovia Bank N.A. SBPA)
    (A-1)
    2.31%(b)                            07/07/05            1,495          1,495,000
  Hull County GO Series 2004
    BAN (SP-1+)
    3.00%                               07/14/05            5,339          5,341,805
  Milton GO Series 2004 BAN
    (MIG-1)
    2.75%                               09/23/05            3,000          3,007,539
  Newton GO Series 2005 BAN
    (MIG-1)
    2.80%                               08/15/05            1,000          1,000,737
  Washusett Regional School
    District GO Series 2005 BAN
    3.50%                               07/15/05            2,000          2,000,685
  Whitman Hanson Regional
    School District BAN (SP-1+)
    3.25%                               01/13/06            2,000          2,010,813

                                                                          ==========
                                                                          14,856,579
                                                                          ----------
Michigan - 2.9%
  Detroit Economic Development
    Corp. RB (E.H. Association
    Ltd. Project) Series 2002 DN
    (Charter One Bank LOC)
    2.37%(b)                            07/07/05            3,190          3,190,000
  Detroit Sewer & Disposal
    Authority RB (Second Lien
    Project) Series 2001E MB
    (FGIC Insurance)
    (A-1+, MIG-1)
    1.55%                               08/04/05            2,100          2,100,000
  Michigan Strategic Fund Limited
    Obligation RB (Horizons of
    Michigan Project) Series 2001
    DN (Huntington National Bank
    LOC)
    2.48%(b)                            07/07/05            1,575          1,575,000
  Michigan Strategic Fund Limited
    Obligation RB (Kay Screen
    Printing, Inc. Project) Series
    2000 AMT DN (Bank One N.A.
    LOC)
    2.47%(b)                            07/07/05            2,170          2,170,000

                                                                          ==========
                                                                           9,035,000
                                                                          ----------

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Minnesota - 0.3%
  Minnesota Housing Finance
    Agency RB (Residential
    Housing Project) Series
    2005D MB (SP-1+, MIG-1)
    2.90%                               05/18/06           $1,000         $1,000,000
                                                                          ----------
Mississippi - 1.2%
  Mississippi Development Bank
    Special Obligation RB
    (Correctional Facilities Project)
    Series 2002 DN (AMBAC
    Insurance, Amsouth Bank of
    Alabama SBPA) (A-1)
    2.38%(b)                            07/07/05            3,720          3,720,000
                                                                          ----------
Multi-State - 3.0%
  Municipal Securities Pooled
    Trust Receipts RB Series
    2004-18 DN (Multiple LOCs)
    (A-1+)
    2.43%(b)(c)                         07/07/05            7,265          7,265,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005A DN (Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    2.43%(b)                            07/07/05            2,100          2,100,000

                                                                          ==========
                                                                           9,365,000
                                                                          ----------
Nevada - 0.9%
  Clark County Economic
    Development RB (Lutheran
    Secondary School Association
    Project) Series 2000 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.50%(b)                            07/07/05            1,500          1,500,000
  Reno Capital Improvement RB
    (Bear Stearns Trust
    Certificates) Series 2002A DN
    (FGIC Insurance, Bear
    Stearns LOC) (A-1)
    2.33%(b)(c)                         07/07/05            1,390          1,390,000

                                                                          ==========
                                                                           2,890,000
                                                                          ----------
New Hampshire - 0.7%
  New Hampshire Health &
    Education Facilities Authority
    RB (Tilton School Project)
    Series 1999 DN (KeyBank
    N.A. LOC)
    2.37%(b)                            07/07/05            2,270          2,270,000
                                                                          ----------
New York - 4.4%
  City of New York Transitional
    Finance Authority Financing
    RB (Future Tax Secured
    Bonds) Series 1998C DN
    (Bayerische Landesbank
    Girozentrale LOC)
    (A-1+, VMIG-1)
    2.18%(b)                            07/01/05            2,000          2,000,000
  Clipper Tax-Exempt Certificates
    Trust RB (Certified Partner
    Multi-State Project) Series
    2005-7 DN (FGIC & MBIA
    Insurance, State Street Bank
    & Trust SBPA) (A-1+, VMIG-1)
    2.40%(b)                            07/07/05            1,700          1,700,000

                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (Continued)
  Metropolitan Transportation
    Authority of New York RB
    (Municipal Securities Trust
    Certificates Class-A Trust
    Certificates) Series 2002-7001
    DN (AMBAC Insurance, Bear
    Stearns Capital Market
    Liquidity Facility)
    2.29%(b)(c)                       07/07/05           $9,995         $9,995,000

                                                                        ==========
                                                                        13,695,000
                                                                        ----------
North Carolina - 14.1%
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    2.28%(b)                          07/07/05            1,475          1,474,999
  Charlotte COP (Governmental
    Facilities Project) Series
    2003F DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    2.30%(b)                          07/07/05            1,500          1,500,000
  Guilford County Industrial
    Facilities & Pollution Control
    Financing Authority RB
    (Quantum Group, Inc. Project)
    Series 2000 AMT DN (Bank of
    America N.A. LOC) (F-1+, AA)
    2.35%(b)                          07/07/05              615            615,000
  Guilford County Industrial
    Facilities PCRB (Recreational
    Facilities-YMCA Project)
    Series 2002 DN (Branch
    Banking & Trust Co. LOC)
    (VMIG-1)
    2.30%(b)                          07/07/05              700            700,000
  North Carolina GO Series 2002F
    DN (Wachovia Bank N.A.
    LOC) (A-1, VMIG-1)
    2.20%(b)                          07/07/05            1,100          1,100,000
  North Carolina GO Series
    2003A-23 DN (Wachovia Bank
    N.A. SBPA) (A-1)
    2.32%(b)                          07/07/05              300            300,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Carolina
    Meadows, Inc. Project) Series
    2004 DN (Allied Irish Bank
    PLC LOC) (VMIG-1)
    2.32%(b)                          07/07/05            5,000          5,000,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Novant Health
    Group Project) Series 2004A
    DN (J.P. Morgan Chase Bank
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                          07/07/05            1,000          1,000,000
  North Carolina Medical Care
    Commission Health Systems
    RB (Catholic Health East
    Project) Series 1998D DN
    (MBIA Insurance, Bank One
    SBPA) (A-1+, VMIG-1)
    2.19%(b)                          07/07/05            1,400          1,400,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    2.33%(b)                          07/07/05           $1,000         $1,000,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lutheran Retirement Project)
    Series 1999 DN (Bank of
    America N.A. LOC) (F-1+)
    2.30%(b)                          07/07/05              900            900,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc.
    Project) Series 1999 DN
    (Wachovia Bank N.A. SBPA)
    (A-1)
    2.29%(b)                          07/07/05              150            150,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    2.28%(b)                          07/07/05            7,425          7,425,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (United Methodist
    Project) Series 2005B DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.30%(b)                          07/07/05            1,300          1,300,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch
    P-Float Trust Receipts,
    Catawba Electric Co. Project)
    Series 2003 MB (AMBAC
    Insurance, Merrill Lynch
    Capital Services SPBA) (F-1+)
    2.40%                             01/19/06            2,000          2,000,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05            4,500          4,500,000
  Raleigh County COP (Packaging
    Facilities Project) Series
    2000A DN (Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    2.30%(b)                          07/07/05            1,255          1,255,000
  Raleigh Durham Airport Authority
    RB Series 2002 AMT DN
    (FGIC Insurance)
    (VMIG-1, F-1+)
    2.30%(b)                          07/07/05              150            150,000
  Raleigh Durham Airport Authority
    RB Series 2005MT-100 DN
    (Kredietbank N.V. LOC)
    (VMIG-1)
    2.36%(b)                          07/07/05            1,285          1,285,000

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    2.40%(b)                          07/07/05           $   60         $   60,000
  Union County GO Series 2004A
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.26%(b)                          07/07/05            2,700          2,700,000
  Union County GO Series 2005B
    DN (Depfa Bank PLC SBPA)
    2.30%(b)                          07/07/05            5,000          5,000,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.30%(b)                          07/07/05            3,100          3,100,000

                                                                        ==========
                                                                        43,914,999
                                                                        ----------
North Dakota - 0.1%
  North Dakota Housing Finance
    Agency RB Series 2001A-19
    AMT DN (Wachovia Bank N.A.
    LOC) (VMIG-1)
    2.37%(b)                          07/07/05              380            380,000
                                                                        ----------
Ohio - 4.0%
  Cincinnati City School District
    GO (School Energy
    Conservation Project) Series
    2004 BAN (SP-1+, MIG-1)
    2.50%                             09/09/05            3,000          3,005,094
  Huber Heights GO (Water
    Systems Improvement Project)
    Series 2005 MB
    3.25%                             11/01/05            2,000          2,004,283
  Lucas County Economic
    Development RB (Maumee
    Valley Country Day School
    Project) Series 1998 AMT DN
    (American National Bank &
    Trust Co. LOC)
    3.25%(b)                          07/07/05            1,030          1,030,000
  Marysville GO (Sewer Notes
    Project) Series 2005 MB
    3.75%                             08/25/05            1,000          1,001,301
  Montgomery County Healthcare
    Facilities RB Series 2002 DN
    (Bank One N.A. LOC)
    2.42%(b)                          07/07/05            2,100          2,100,000
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    2.37%(b)                          07/07/05              905            905,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    2.47%(b)                          07/07/05              775            775,000
  Summit County Civic Facility RB
    (Akron Area Electrical Joint
    Apprenticeship & Training
    Trust Project) Series 2001 DN
    (KeyBank N.A. LOC)
    2.37%(b)                          07/07/05              180            180,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Wood County IDRB (Aluminite,
    Inc. Project) Series 1997 AMT
    DN (Sky Bank LOC)
    3.25%(b)                          07/07/05           $1,280         $1,280,000

                                                                        ==========
                                                                        12,280,678
                                                                        ----------
Pennsylvania - 4.0%
  Delaware County IDA PCRB
    (Exelon Generation Co. LLC
    Project) DN (Wachovia Bank
    LOC) (A-1+, VMIG-1)
    2.53%(b)                          07/07/05              400            400,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Carnegie Mellon University
    Project) Series 1995A DN
    (Morgan Guaranty Trust
    SBPA) (A-1+)
    2.29%(b)                          07/01/05            4,100          4,100,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2005-87C
    AMT DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05            2,900          2,900,000
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    2.53%                             08/17/05            2,995          2,995,000
  Venango County GO
    (Scrubgrass Project) Series
    2005 TECP (Dexia Bank N.A.
    LOC) (A-1+, P-1)
    2.80%                             10/07/05            2,000          2,000,000

                                                                        ==========
                                                                        12,395,000
                                                                        ----------
Puerto Rico - 1.0%
  Commonwealth of Puerto Rico
    GO (Tender Option
    Certificates) Series 2001 DN
    (FSA Insurance, Bank of New
    York Liquidity Facility) (A-1+)
    2.30%(b)                          07/07/05            1,000          1,000,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2002 PT-1052 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (A-1)
    2.31%(b)                          07/07/05              700            700,000
  Puerto Rico Public Financing
    Corp. RB Series 2004-911 DN
    (Morgan Stanley Group
    Liquidity Facility) (AAA, F-1+)
    2.28%(b)                          07/07/05            1,300          1,300,000

                                                                        ==========
                                                                         3,000,000
                                                                        ----------

                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
South Carolina - 1.5%
  Greenwood County Exempt
    Facility IDRB Series 2004
    AMT DN (Fuji Photo Film Co.
    Guaranty) (A-1+)
    2.46%(b)                           07/07/05           $1,000         $1,000,000
  Medical University Hospital
    Authority RB Series 2005A-5
    DN (MBIA Insurance, Bank of
    America N.A. SBPA) (VMIG-1)
    2.33%(b)                           07/07/05            2,230          2,230,000
  South Carolina Housing Finance
    & Development RB (Arrington
    Place Apartment Project)
    Series 2001 AMT DN
    (SunTrust Bank LOC)
    (VMIG-1)
    2.39%(b)                           07/07/05            1,300          1,300,000

                                                                         ==========
                                                                          4,530,000
                                                                         ----------
Tennessee - 0.3%
  Metropolitan Government of
    Nashville & Davidson County
    Health & Education Facilities
    Board RB (Ascension Health
    Credit Project) Series 2001B-1
    MB (A-1+, MIG-1)
    1.65%                              08/03/05            1,000          1,000,000
                                                                         ----------
Texas - 9.7%
  Bell County Health Facilities
    Development Corp. RB (Scott
    & White Hospital Project)
    Series 2001-2 DN (MBIA
    Insurance, Westdentsche
    Landesbank Gironzentrale
    SBPA)
    2.30%(b)                           07/07/05            6,100          6,100,000
  Frisco Independent School
    District GO Series 2004C MB
    (Wachovia Bank N.A. SBPA)
    (MIG-1)
    1.70%                              09/01/05            3,435          3,435,000
  Gulf Coast IDRB (Cinergy
    Solutions Project) Series 2004
    AMT DN (A-2, VMIG-2)
    2.52%(b)                           07/07/05            2,800          2,800,000
  Laredo ISD Public Facilities
    Corp. RB Series 2004A MB
    (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                              08/01/05            1,050          1,050,800
  Laredo ISD Public Facilities
    Corp. RB Series 2004B MB
    (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                              08/01/05              225            225,171
  Laredo ISD Public Facilities
    Corp. RB Series 2004C MB
    (AMBAC Insurance)
    (AAA, Aaa)
    3.00%                              08/01/05              720            720,549
  Lower Colorado River Authority
    RB (Wachovia Merlots Trust
    Receipts) Series 2000 DN
    (FSA Insurance, Wachovia
    Bank N.A. SBPA)
    (Aaa, VMIG-1)
    2.32%(b)                           07/07/05            1,900          1,900,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  San Antonio Electric & Gas
    Systems RB (Jr. Lien Project)
    Series 2004 MB (Banque
    Nationale de Paribas SBPA)
    (A-1+, MIG-1)
    2.20%                              12/01/05           $5,000         $5,000,000
  Texas Department of Housing &
    Community Affairs Single
    Family RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004F AMT MB (CDC
    Insurance) (A-1+, Aa1)
    1.95%                              08/03/05            3,000          3,000,000
  Texas GO Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                              08/31/05            6,000          6,013,992

                                                                         ==========
                                                                         30,245,512
                                                                         ----------
Vermont - 0.1%
  Vermont Educational & Health
    Buildings Financing Agency
    RB (Rutland Medical Center
    Project) Series 2001A DN
    (National Westminster Bank
    LOC) (A-1)
    2.35%(b)                           07/07/05              400            400,000
                                                                         ----------
Virginia - 6.1%
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (F-1+)
    2.27%(b)                           07/07/05              200            199,999
  Alexandria IDRB (Young Men's
    Christian Association of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    2.62%(b)                           07/07/05            2,900          2,900,000
  Arlington County IDRB (Federal
    Home Loan Mortgage Corp.
    Liquidity Facility) Series 2005A
    DN (Federal Home Loan
    Mortgage Corp. Guaranty)
    (AAA, VMIG-1)
    2.28%(b)                           07/07/05              900            900,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    2.32%(b)                           07/07/05            1,095          1,095,000
  Fairfax County GO Series
    2005-1036 DN (Morgan
    Stanley Group Liquidity
    Facility) (AAA, F-1+)
    2.31%(b)                           07/07/05            1,010          1,010,000
  Fairfax County IDRB (Fairfax
    Hospital System Project)
    Series 1988B DN (Inova
    Health System Liquidity
    Facility) (A-1+, VMIG-1)
    2.19%(b)                           07/07/05              500            500,000

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Halifax County GO (Vepco
    Project) Series 2005 TECP
    (A-1, MIG-1)
    2.87%                              07/08/05           $2,000         $2,000,000
  Hampton Roads Regional Jail
    Authority Facilities RB
    (Citibank Trust Receipts)
    Series 2004 ROCS-RR-
    II-R-2156 DN (MBIA
    Insurance, Citibank Liquidity
    Facility) (VMIG-1)
    2.32%(b)                           07/07/05              670            670,000
  Harrisonburg Redevelopment &
    Housing Authority Lease
    Purchase RB Series 2001A
    DN (Societe Generale LOC)
    (A-1+)
    2.36%(b)                           07/07/05            1,000          1,000,000
  Loudoun County IDRB (Hill
    School Project) Series 2002
    DN (SunTrust Bank LOC)
    (AA-, A-1+)
    2.29%(b)                           07/07/05              400            400,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003D DN
    (A-1+, VMIG-1)
    2.35%(b)                           07/07/05            1,500          1,500,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003E DN
    (A-1+, VMIG-1)
    2.35%(b)                           07/01/05              200            200,000
  Norfolk Redevelopment &
    Housing Authority Multi Family
    Housing RB (Residential
    Rental Project) Series 2003
    AMT DN (SunTrust Bank
    LOC)
    2.44%(b)                           07/07/05            2,055          2,055,000
  Prince William County GO
    (Vepco Project) Series 2005
    TECP (Dominion Resources
    Guaranty) (A-2, MIG-1)
    2.87%                              07/08/05            1,000          1,000,000
  Puttable Floating Option
    Tax-Exempt Receipts RB
    Series 2005PZP-007 DN
    (Multiple LOCs) (F-1+)
    2.38%(b)                           07/07/05            2,000          2,000,000
  Richmond IDRB (Diocese of
    Virginia Church School
    Project) Series 2001 DN
    (SunTrust Bank LOC)
    (VMIG-1)
    2.24%(b)                           07/01/05              500            500,000
  Roanoke IDA Hospital RB Series
    2002 DN (J.P. Morgan Chase
    Bank SBPA) (A-1+, VMIG-1)
    2.30%(b)                           07/07/05              100            100,000
  Virginia Public Building Authority
    RB Series 2004 ROCS-RR-
    II-6027 DN (Citibank Liquidity
    Facility) (A-1+, AA+)
    2.32%(b)                           07/07/05              905            905,000

                                                                         ==========
                                                                         18,934,999
                                                                         ----------

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Washington - 0.9%
  Port Seattle RB Series 2004
    PT-051 AMT DN (FGIC
    Insurance, Banque Nationale
    de Paribas SBPA) (F-1+)
    2.36%(b)                           07/07/05           $2,140         $2,140,000
  Yakima County Public Corp. RB
    (Michelsen Packaging Co.
    Project) Series 2000 AMT DN
    (Bank of America N.A. LOC)
    (A-1+)
    2.40%(b)                           07/07/05              605            605,000

                                                                         ==========
                                                                          2,745,000
                                                                         ----------
Wisconsin - 1.4%
  Amery IDRB (Plastech Corp.
    Project) Series 1997 AMT DN
    (U.S. Bank N.A. LOC)
    2.50%(b)                           07/07/05            2,000          2,000,000
  Mequon IDRB (Johnson Level
    GRW Investment Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC)
    2.47%(b)                           07/07/05              660            660,000
  New Berlin School District RB
    Series 2004 TRAN (MIG-1)
    3.00%                              09/01/05            1,560          1,563,704

                                                                         ==========
                                                                          4,223,704
                                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -
  101.5%
  (Cost $314,998,224(a))                      314,998,224
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (1.5)%                       (4,623,447)
                                              -----------
NET ASSETS - 100.0%                          $310,374,777
                                             ============

-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June
       30, 2005, the fund held 6.2% of its net assets, with a current market value of $19,250,000, in securities restricted as to resale.

                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.7%
New Jersey - 99.7%
  Camden County Improvement
    Authority RB (Congregation
    Beth-El Project) Series 2001
    DN (Commerce Bank N.A.
    LOC)
    2.59%(b)                        07/07/05           $  300         $  300,000
  Chester Township GO Series
    2005 BAN
    3.75%                           05/26/06            1,028          1,037,966
  Cranford Township GO Series
    2005 BAN
    3.00%                           08/24/05            4,500          4,505,639
  Fort Lee GO Series 2004 MB
    (Aa3)
    3.35%                           07/15/05            1,000          1,000,636
  Hudson County Improvement
    Authority RB (Essential
    Purpose Pooled Government
    Project) Series 1986 DN
    (Bank of New York LOC)
    (A-1+)
    2.48%(b)                        07/07/05            9,200          9,200,000
  Jersey City Redevelopment
    Authority RB (Dixon Hills
    Project) Series 2000A DN
    (Government National
    Mortgage Association
    Guaranty) (A-1+)
    2.25%(b)                        07/07/05            3,350          3,350,000
  Middlesex County Improvement
    Authority RB (Woodbridge
    Township Guaranteed Project)
    Series 2004 MB
    3.50%                           12/22/05            3,000          3,018,887
  Monmouth County Improvement
    Authority RB (Middletown
    Board of Education Project)
    Series 2000 MB (Commerce
    Bank N.A. LOC) (AA)
    5.00%                           08/01/05              300            300,609
  New Jersey Economic
    Development Authority
    Multi-Mode IDRB (V&S Amboy
    Galvanizing LLC Project)
    Series 1999 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                        07/07/05            2,345          2,345,000
  New Jersey Economic
    Development Authority RB
    (Cigarette Project) Series
    2004R ROC-II DN (Citigroup
    Guaranty) (VMIG-1)
    2.36%(b)                        07/07/05            2,085          2,085,000
  New Jersey Economic
    Development Authority RB
    (Citibank Trust Receipts)
    Series 2004 ROCS-II-R-309
    DN (Assured Guaranty Corp.
    Insurance) (A-1+)
    2.33%(b)                        07/07/05            3,695          3,695,000
  New Jersey Economic
    Development Authority RB
    (Denglas Technologies
    Project) Series 2000 AMT DN
    (Commerce Bank N.A. LOC)
    2.69%(b)                        07/07/05            1,200          1,200,000

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Economic
    Development Authority RB
    (First Mortgage of Winchester
    Project) Series 2004B DN
    (Valley National Bank LOC)
    (VMIG-1)
    2.25%(b)                        07/07/05           $3,865         $3,865,000
  New Jersey Economic
    Development Authority RB
    (Hamilton Industrial
    Development Project) Series
    1998 AMT DN (Wachovia
    Bank N.A. LOC)
    2.37%(b)                        07/07/05            1,625          1,625,000
  New Jersey Economic
    Development Authority RB (J.
    James Realty Co. Project)
    Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    2.42%(b)                        07/07/05              595            595,000
  New Jersey Economic
    Development Authority RB
    (Jacea LLC Project) Series
    2004 AMT DN (Wachovia
    Bank N.A. LOC)
    2.42%(b)                        07/07/05            3,465          3,465,000
  New Jersey Economic
    Development Authority RB
    (Landesbank
    Hessen-Thuringen
    Girozentrale P-Float Trust
    Receipts) Series 2004 MT-035
    DN (Assured Guaranty Corp.
    Insurance, Landesbank
    Hessen-Thuringen
    Girozentrale SBPA) (A-1)
    2.31%(b)                        07/07/05            7,495          7,495,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.59%(b)                        07/07/05            3,480          3,480,000
  New Jersey Economic
    Development Authority RB
    (Nandan Co. Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.59%(b)                        07/07/05            1,765          1,765,000
  New Jersey Economic
    Development Authority RB
    (Pennington Montessori
    School Project) Series 1998
    DN (Wachovia Bank N.A.
    LOC)
    2.42%(b)                        07/07/05            1,160          1,160,000
  New Jersey Economic
    Development Authority RB
    (Thermal Energy LP Project)
    Series 1995 AMT DN (Bank
    One N.A. LOC) (VMIG-1)
    2.37%(b)                        07/07/05            2,200          2,200,000

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Educational
    Facilities Authority RB
    (Centenary College Project)
    Series 2003A DN (Commerce
    Bank N.A. LOC) (VMIG-1)
    2.28%(b)                          07/07/05          $   400         $  400,000
  New Jersey Educational Facility
    RB (Princeton University
    Project) Series 2005 MB
    2.82%                             07/14/05            5,000          5,000,000
  New Jersey Environmental
    Infrastructure Trust RB Series
    2004-585 AMT DN (J.P.
    Morgan Chase Bank SBPA)
    (VMIG-1)
    2.33%(b)                          07/07/05            4,050          4,050,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Beth Israel Hospital
    Project) Series 2004A-2 DN
    (Commerce Bank LOC)
    (VIMG-1)
    2.28%(b)                          07/07/05              450            450,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Meridian Health System
    Project) Series 2003A DN (J.P.
    Morgan Chase Bank LOC)
    (A-1+, VMIG-1)
    2.18%(b)                          07/07/05            5,000          5,000,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2001
    PT-1319 DN (AMBAC
    Insurance, Merrill Lynch
    Capital Services SBPA) (A-1)
    2.33%(b)                          07/07/05            7,990          7,990,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Recovery Management
    Systems, Inc. Project) Series
    2005 DN (Commerce Bank
    N.A. LOC) (VMIG-1)
    2.28%(b)                          07/07/05           10,000         10,000,000
  New Jersey Health Care
    Facilities Financing Authority
    RB (Wachovia Merlots Trust
    Receipts) Series 2001A DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.31%(b)                          07/07/05            2,000          2,000,000
  New Jersey Health Care
    Facilities Financing Authority
    RB Series 2004-943 DN
    (Morgan Stanley Group
    Liquidity Facility, FGIC
    Insurance) (F-1+)
    2.32%(b)                          07/07/05            3,530          3,530,000
  New Jersey Housing & Mortgage
    Finance Agency Multi-Family
    RB Series 2005-1012 AMT DN
    (FGIC Insurance, Morgan
    Stanley Liquid Facility)
    (VIMG-1)
    2.34%(b)                          07/07/05            2,605          2,605,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Housing & Mortgage
    Finance Agency RB
    (Wachovia Merlots Trust
    Receipts) Series 2000A-2 DN
    (MBIA Insurance, Wachovia
    Bank N.A. SBPA) (Aaa)
    2.36%(b)                          07/07/05          $ 1,285         $1,285,000
  New Jersey Housing & Mortgage
    Finance Agency RB Series
    2002D DN (FSA Insured,
    Lehman SBPA) (VMIG-1)
    2.38%(b)                          07/07/05              220            220,000
  New Jersey Tobacco Settlement
    Financing Corp. RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2005 PA-1284 DN
    (Merrill Lynch SBPA, Merrill
    Lynch Guarantor) (A-1)
    2.35%(b)                          07/07/05            5,975          5,975,000
  New Jersey Transportation Trust
    Fund Authority RB Series
    2004-967 DN (FSA Insurance,
    Morgan Stanley Group
    Liquidity Facility) (AAA, F-1+)
    2.30%(b)                          07/07/05            3,000          3,000,000
  New Jersey Turnpike Authority
    RB Series 2003C-3 DN (FSA
    Insurance) (A-1+, VMIG-1)
    2.14%(b)                          07/07/05              530            530,000
  New Jersey Turnpike Authority
    RB Series 2005-II-R-4071 DN
    (Citigroup Liquidity Facility
    FSA Insurance) (VMIG-1)
    2.31%(b)                          07/07/05            2,500          2,500,000
  North Caldwell GO Series 2004
    BAN
    3.00%                             09/08/05            1,296          1,297,349
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003
    PT-1755 DN (MBIA Insurance,
    Merrill Lynch Capital Services
    SBPA) (AAA, F-1+)
    2.36%(b)                          07/07/05            6,000          6,000,000
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2003
    PT-1847 AMT DN (MBIA
    Insurance, Merrill Lynch
    Capital Services SBPA) (F-1+)
    2.36%(b)                          07/07/05            3,995          3,995,000
  Port Authority of New York &
    New Jersey Special Obligation
    RB (Merrill Lynch P-Float Trust
    Receipts) Series 2004-056
    AMT DN (FGIC Insurance,
    Banque Nationale de Paribas
    SBPA) (F-1+)
    2.33%(b)                          07/07/05            7,855          7,855,000
  Ridgewood GO Series 2005
    BAN
    2.75%                             07/01/05            5,000          5,000,000

                                               13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
            NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)         VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  Union County Industrial Pollution
    Control Financing Authority
    PCRB (Exxon Mobil Corp.
    Project) Series 1989 DN
    (A-1+, P-1)
    2.19%(b)                          07/07/05     $ 200      $   200,000
  University Medicine & Dentistry
    RB Series 2002B DN (AMBAC
    Insurance, Fleet SBPA)
    (VMIG-1)
    2.28%(b)                          07/07/05     4,000        4,000,000
  Vernon Township GO Series
    2005 BAN
    3.25%                             01/13/06     3,000        3,014,950
  Washington Township Warren
    County GO Series 2004 BAN
    3.25%                             11/01/05     1,425        1,429,698

                                                              ===========
                                                              145,015,734
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $145,015,734(a))                       145,015,734
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                               394,338
                                               -----------
NET ASSETS - 100.0%                           $145,410,072
                                              ============
-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.7%
North Carolina - 95.8%
  Buncombe County Metropolitan
    Sewer District Sewer System
    RB Series 2004 DN (XLCA
    Insurance, Bank of America
    N.A. SBPA) (A-1+, VMIG-1)
    2.28%(b)                           07/07/05           $2,025         $2,024,999
  Cleveland County Industrial
    Facilities PCRB (Blanchford
    Rubber Project) Series 2003
    DN (Bank One N.A. LOC)
    2.37%(b)                           07/07/05            2,640          2,640,000
  Guilford County Industrial
    Facilities PCRB (Recreational
    Facilities-YMCA Project)
    Series 2002 DN (Branch
    Banking & Trust Co. LOC)
    (VMIG-1)
    2.30%(b)                           07/07/05            1,115          1,115,000
  High Point Combined Enterprise
    System RB Series 2005-998
    DN (FGIC Insurance, Morgan
    Stanley Liquidity Facility)
    (F-1+)
    2.31%(b)                           07/07/05            1,428          1,428,000
  Lee County Industrial Facilities
    PCRB (Trion, Inc. Project)
    Series 1995 DN (Wachovia
    Bank N.A. LOC)
    2.39%(b)                           07/07/05              100            100,000
  Lee County Industrial Facilities
    PCRB (Var-Arden Corp.
    Project) Series 1999 AMT DN
    (Comerica Bank N.A. LOC)
    2.45%(b)                           07/07/05            5,000          5,000,000
  Mecklenburg County Industrial
    Facilities PCRB (Peidmont
    Plastics Project) Series 1997
    AMT DN (Branch Banking &
    Trust Co. LOC) (Aa3, VMIG-1)
    2.40%(b)                           07/07/05              990            990,000
  North Carolina Clipper COP
    Trust RB Series 2005 DN
    (State Street Bank & Trust
    LOC) (VMIG-1)
    2.36%(b)                           07/07/05            2,745          2,745,000
  North Carolina Educational
    Facilities Financing Agency
    RB (Gaston Day School
    Project) Series 2000 DN
    (Bank of America N.A. LOC)
    (F-1+)
    2.30%(b)                           07/07/05              100            100,000
  North Carolina Housing Finance
    Agency RB Series 2002
    ROC-II-R-175 DN (Salomon
    Smith Barney Liquidity Facility)
    (VMIG-1)
    2.36%(b)                           07/07/05            3,520          3,520,000
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Lutheran
    Services for the Aging Project)
    Series 1998 DN (Branch
    Banking & Trust Co. LOC)
    (A-1, VMIG-1)
    2.29%(b)                           07/07/05              100            100,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Health Care
    Facilities RB (Novant Health
    Group Project) Series 2004A
    DN (J.P. Morgan Chase Bank
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                           07/07/05           $  500         $  500,000
  North Carolina Medical Care
    Commission Hospital RB
    (Aces-Pooled Equipment
    Financing Project) Series 1985
    DN (MBIA Insurance, KBC
    Bank SBPA) (A-1+, VMIG-1)
    2.33%(b)                           07/07/05              900            900,000
  North Carolina Medical Care
    Commission Hospital RB
    (Angel Medical Center, Inc.
    Project) Series 1997 DN
    (Wachovia Bank N.A. LOC)
    (A-1)
    2.29%(b)                           07/07/05              600            600,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospital Project)
    Series 1996 DN (Wachovia
    Bank N.A. LOC)
    (A-1+, VMIG-1)
    2.55%(b)                           07/07/05              200            200,000
  North Carolina Medical Care
    Commission Hospital RB
    (Baptist Hospitals Project)
    Series 2000 DN (Wachovia
    Bank N.A. LOC)
    (A-1, VMIG-1)
    2.25%(b)                           07/07/05            2,200          2,200,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lincoln Health System
    Project) Series 1996A DN
    (Bank of America N.A. LOC)
    (A-1, VMIG-1)
    2.30%(b)                           07/07/05              600            600,000
  North Carolina Medical Care
    Commission Hospital RB
    (Lutheran Retirement Project)
    Series 1999 DN (Bank of
    America N.A. LOC) (F-1+)
    2.30%(b)                           07/07/05            1,065          1,065,000
  North Carolina Medical Care
    Commission Hospital RB
    (McDowell Hospital, Inc.
    Project) Series 1999 DN
    (Wachovia Bank N.A. SBPA)
    (A-1)
    2.29%(b)                           07/07/05              650            650,000
  North Carolina Medical Care
    Commission Hospital RB
    (Moses H. Cone Memorial
    Hospital Project) Series 1993
    DN (Wachovia Bank N.A.
    LOC) (A-1+)
    2.25%(b)                           07/07/05              300            300,000

                                               15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  North Carolina Medical Care
    Commission Hospital RB
    (Moses H. Cone Memorial
    Hospital Project) Series 1998
    DN (Wachovia Bank N.A.
    LOC) (A-1+)
    2.25%(b)                          07/07/05           $  100         $  100,000
  North Carolina Medical Care
    Commission Hospital RB
    (Park Ridge Hospital Project)
    Series 1988 DN (NationsBank
    LOC) (A-1+)
    2.28%(b)                          07/07/05              200            200,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Aldersgate
    Project) Series 2001 DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    2.35%(b)                          07/07/05            1,185          1,185,000
  North Carolina Medical Care
    Commission Retirement
    Facilities RB (Brookwood
    Project) Series 2001C DN
    (Branch Banking & Trust Co.
    LOC) (A-1)
    2.35%(b)                          07/07/05              600            600,000
  North Carolina Municipal Power
    Agency RB (Merrill Lynch
    P-Float Trust Receipts,
    Catawba Electric Co. Project)
    Series 2003 MB (AMBAC
    Insurance, Merrill Lynch
    Capital Services SPBA) (F-1+)
    2.40%                             01/19/06            2,000          2,000,000
  North Carolina Ports Authority
    Exempt Facilities RB
    (Wilmington Bulk LLC Project)
    Series 2001A AMT DN
    (Branch Banking & Trust Co.
    LOC) (VMIG-1)
    2.40%(b)                          07/07/05            1,300          1,300,000
  Raleigh County COP (Downtown
    Improvement Project) Series
    2004A DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05              400            400,000
  Raleigh Durham Airport Authority
    RB Series 2002 AMT DN
    (FGIC Insurance)
    (VMIG-1, F-1+)
    2.30%(b)                          07/07/05              650            650,000
  Raleigh Durham Airport Authority
    RB Series 2005MT-100 DN
    (Kredietbank N.V. LOC)
    (VMIG-1)
    2.36%(b)                          07/07/05            5,145          5,145,000
  Richmond County Industrial
    Facilities PCRB (Ritz-Craft
    Corp., Inc.) Series 2005 DN
    (Mercantile Safe Deposit &
    Trust Co. LOC)
    (A-1+, VMIG-1)
    2.59%(b)                          07/07/05            4,500          4,500,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
  Rockingham County Industrial
    Facilities PCRB (Medibeg, Inc.
    Project) Series 1997 AMT DN
    (Wachovia Bank N.A. LOC)
    (Aa2)
    2.39%(b)                          07/07/05           $1,300         $1,300,000
  Rockingham County Industrial
    Facilities PCRB (Whiteridge,
    Inc. Project) Series 1998 AMT
    DN (Branch Banking & Trust
    Co. LOC) (Aa3, VMIG-1)
    2.40%(b)                          07/07/05              540            540,000
  Rutherford County Industrial
    Facilities PCRB (All American
    Homes Project) Series 1996
    AMT DN (Bank One N.A.
    LOC)
    2.50%(b)                          07/07/05            1,100          1,100,000
  Sampson County Industrial
    Facilities PCRB (Dubose
    Strapping, Inc. Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC)
    2.44%(b)                          07/07/05              700            700,000
  Union County GO Series 2004A
    DN (Depfa Bank PLC SBPA)
    (A-1+, VMIG-1)
    2.26%(b)                          07/07/05            2,300          2,300,000
  Wake County GO (CDC Trust
    Receipts) Series 2005-9-A DN
    (IXIS Municipal Products
    Liquidity Facility) (A-1+)
    2.32%(b)                          07/07/05            2,000          2,000,000
  Wake County GO (Public
    Improvement) Series 2002 MB
    (AAA, Aaa)
    4.50%                             03/01/06            1,540          1,559,488
  Wake County GO Series 2004A
    MB (Landesbank
    Hessen-Thuringen
    Girozentrale SBPA)
    (A-1+, MIG-1)
    4.00%                             04/01/06            1,000          1,009,564
  Winston-Salem COP (Risk
    Acceptance Management
    Corp. Project) Series 1988 DN
    (National Westminster Bank
    LOC) (A-1+)
    2.40%(b)                          07/07/05              485            485,000
  Winston-Salem GO Series 1990
    DN (Wachovia Bank N.A.
    LOC) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05              220            220,000
  Winston-Salem Water & Sewer
    System RB Series 2002C DN
    (Credit Locale de France
    LOC) (A-1+, VMIG-1)
    2.30%(b)                          07/07/05              900            900,000

                                                                        ==========
                                                                        54,972,051
                                                                        ----------

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
          NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                     PAR
                                       MATURITY     (000)        VALUE
                                      ----------   -------   ------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 3.9%
  Commonwealth of Puerto Rico
    GO (Tender Option
    Certificates) Series 2001 DN
    (FSA Insurance, Bank of New
    York Liquidity Facility) (A-1+)
    2.30%(b)                          07/07/05     $600      $ 600,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2002 PT-1052 DN (Merrill
    Lynch Capital Services
    Liquidity Facility) (A-1)
    2.31%(b)                          07/07/05      600        600,000
  Commonwealth of Puerto Rico
    Highway & Transportation
    Authority RB Series 1998A DN
    (AMBAC Insurance, Bank of
    Nova Scotia SBPA)
    (A-1+, VMIG-1)
    2.20%(b)                          07/07/05      700        700,000
  Commonwealth of Puerto Rico
    RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                             07/29/05      350        350,359

                                                             =========
                                                             2,250,359
                                                             ---------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
  (Cost $57,222,410(a))                        57,222,410
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.3%                              153,164
                                               ----------
NET ASSETS - 100.0%                           $57,375,574
                                              ===========
-------------------

(a) Cost for Federal income tax purposes is $57,230,035.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 102.9%
Ohio - 102.2%
  American Municipal Power, Inc.
    GO (Amherst City Project)
    Series 2004 BAN
    2.35%                             12/01/05           $  865         $  865,000
  American Municipal Power, Inc.
    GO (Cleveland Public Power
    Project) Series 2004 BAN
    1.60%                             08/18/05            3,215          3,215,000
  American Municipal Power, Inc.
    GO (Gorsuch Station Project)
    Series 2005-A DN
    2.85%(b)                          07/07/05            1,000          1,000,000
  American Municipal Power, Inc.
    GO (Lakeview Project) Series
    2005 BAN
    2.55%                             02/02/06              525            525,000
  American Municipal Power, Inc.
    GO (Milan Village Project)
    Series 2005 BAN
    2.55%                             01/12/06              563            562,675
  American Municipal Power, Inc.
    GO (Ohio, Inc. Hubbard
    Project) Series 2004 BAN
    2.45%                             12/14/05              495            495,000
  American Municipal Power, Inc.
    GO (Plymouth Village Project)
    Series 2004 BAN
    2.15%                             11/09/05              435            435,000
  American Municipal Power, Inc.
    GO (St. Mary's Project) Series
    2004 BAN
    1.90%                             10/06/05            1,500          1,500,000
  American Municipal Power, Inc.
    GO (Village of Woodville
    Project) Series 2004 BAN
    2.00%                             07/21/05            1,700          1,700,000
  Ashtabula County IDRB
    (Brighton Manor, Inc. Project)
    Series 1986 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05              200            200,000
  Brooklyn IDRB (Dylon Industries,
    Inc. Project) Series 1999 AMT
    DN (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05              835            835,000
  Brunswick GO Series 2005 BAN
    2.90%                             04/06/06            2,030          2,033,020
  Butler County GO Series 2004D
    BAN
    2.75%                             09/22/05            3,000          3,007,648
  Cincinnati City School District
    GO (School Energy
    Conservation Project) Series
    2004 BAN (SP-1+, MIG-1)
    2.50%                             09/09/05            3,000          3,005,094
  Clark County GO Series 2005
    BAN
    2.75%                             02/23/06            1,925          1,928,037
  Cleveland Airport System RB
    (Stars Certificates Project)
    Series 2004 DN (Banque
    Nationale de Paribas LOC)
    (VMIG-1)
    2.36%(b)                          07/07/05            5,600          5,600,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Cleveland-Cuyahoga County
    Port Authority RB (Laurel
    School Project) Series 2004
    DN (KeyBank N.A. LOC)
    2.37%(b)                          07/07/05           $1,140         $1,140,000
  Columbus Regional Airport
    Authority RB (Capital Funding
    Project) Series 2004 DN (U.S.
    Bank N.A. LOC) (VMIG-1)
    2.30%(b)                          07/07/05            4,200          4,200,000
  Cuyahoga County Civic Facility
    RB (Orion Services, Inc.
    Project) Series 2001 DN
    (Bank One N.A. LOC)
    2.42%(b)                          07/07/05            3,050          3,050,000
  Cuyahoga County Economic
    Development RB (Berea
    Children's Home Project)
    Series 2000 DN (Huntington
    National Bank LOC) (VMIG-1)
    2.48%(b)                          07/07/05            1,940          1,940,000
  Cuyahoga County IDRB (Great
    Lakes Brewing Co. Project)
    Series 2001 AMT DN
    (Huntington National Bank
    LOC)
    2.58%(b)                          07/07/05            1,260          1,260,000
  Cuyahoga County IDRB (Marine
    Mechanical Corp. Project)
    Series 2000 AMT DN (Charter
    One Bank LOC)
    2.42%(b)                          07/07/05            2,470          2,470,000
  Cuyahoga County IDRB (Trio
    Diversified Co. Project) Series
    2000 AMT DN (KeyBank N.A.
    LOC)
    2.44%(b)                          07/07/05            1,820          1,820,000
  Darke County GO Series 2005
    BAN
    3.75%                             07/11/06            1,000          1,009,210
  Delaware County Economic
    Development RB (The
    Columbus Zoological Park
    Associates, Inc. Project)
    Series 2003 DN (Huntington
    National Bank LOC)
    2.45%(b)                          07/07/05            2,400          2,400,000
  Delaware County IDRB (Air
    Waves, Inc. Project) Series
    1995 DN (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05              490            490,000
  Drake County GO Series 2005
    BAN
    3.75%                             01/05/06            1,000          1,005,210
  Franklin County Economic
    Development RB (Columbus
    Montessori Educational Center
    Project) Series 2000 DN
    (Huntington National Bank
    LOC)
    2.64%(b)                          07/07/05            1,620          1,620,000

18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Franklin County Healthcare
    Facilities RB (Heritage Day
    Health Centers Project) Series
    2002 DN (Huntington National
    Bank LOC)
    2.45%(b)                          07/07/05           $1,225         $1,225,000
  Franklin County Healthcare
    Facilities RB (Willow Brook
    Christian Project) Series 2004
    DN (Fifth Thrid Bank LOC)
    (A-1+)
    2.32%(b)                          07/07/05            2,900          2,900,000
  Fulton County IDRB (Haas Door
    Co. & Nofziger Doors
    International, Inc. Project)
    Series 1999 AMT DN
    (National City Bank N.A. LOC)
    2.47%(b)                          07/07/05              855            855,000
  Geauga County GO Series 2004
    BAN
    1.80%                             08/30/05            1,350          1,350,435
  Geauga County RB (Thistle
    Lane Project) Series 2000
    AMT DN (Huntington National
    Bank LOC)
    2.58%(b)                          07/07/05            2,310          2,310,000
  Greene County GO Series 2004
    BAN
    2.25%                             08/18/05              315            315,224
  Greene County IDRB (AFC
    Stamping & Production, Inc.,
    Barsplice Products Project)
    Series 1995 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05              295            295,000
  Hamilton County Economic
    Development RB (Taft
    Museum Project) Series 2002
    DN (Fifth Third Bank N.A.
    LOC)
    2.56%(b)                          07/07/05            2,000          2,000,000
  Huber Heights GO (Brandt Pike
    Project) Series 2005 MB
    3.25%                             03/31/06            1,155          1,160,045
  Huber Heights GO (Water
    Systems Improvement Project)
    Series 2005 MB
    3.25%                             11/01/05            1,000          1,002,141
  Lebanon GO (Fire Department
    Improvement Project) Series
    2005 BAN
    3.75%                             07/05/06            1,120          1,130,315
  Lebanon GO Series 2004 BAN
    2.40%                             07/07/05              400            400,045
  Lorain County IDRB (Ohio
    Metallurgical Services Project)
    Series 2001 AMT DN (First
    Merit Bank N.A. LOC)
    2.59%(b)                          07/07/05            1,985          1,985,000
  Lyndhurst GO Series 2005 BAN
    2.65%                             03/02/06              425            425,554
  Mahoning County IDRB (M&J
    Development Ltd. Project)
    Series 2002 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05            2,620          2,620,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Mahoning County IDRB (Serra
    Land Project) Series 1997
    AMT DN (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05           $1,185         $1,185,000
  Mentor IDRB (Arrow Machine
    Co. Ltd. Project) Series 1997
    DN (First Merit Bank N.A.
    LOC)
    2.40%(b)                          07/07/05            1,335          1,335,000
  Montgomery County GO Series
    2005 BAN
    3.00%                             12/01/05            1,000          1,002,788
  Montgomery County Healthcare
    Facilities RB Series 2002 DN
    (Bank One N.A. LOC)
    2.42%(b)                          07/07/05              500            500,000
  North Olmsted GO Series 2005
    BAN
    3.15%                             05/03/06              875            877,076
  Ohio Building Authority RB
    (Adult Correctional Building
    Funds Project) Series 2001
    MB (FSA Insurance)
    5.00%                             10/01/05              100            100,835
  Ohio GO Series 1996 MB
    (AA+, Aa1)
    5.05%                             08/01/05              250            253,131
  Ohio Higher Educational Facility
    Community RB Series 2000C
    DN (Fifth Third Bank N.A.
    LOC)
    2.37%(b)                          07/07/05              530            530,000
  Ohio Higher Educational Facility
    RB (Ashland University
    Project) Series 2004 DN
    (KeyBank N.A. LOC) (A-1)
    2.33%(b)                          07/07/05            1,350          1,350,000
  Ohio Higher Educational Facility
    RB (Cedarville University
    Project) Series 2004 DN
    (KeyBank N.A. LOC)
    2.37%(b)                          07/07/05            1,300          1,300,000
  Ohio Housing Finance Agency
    Mortgage RB (Wachovia
    Merlots Trust Receipts) Series
    2001A-78 DN (Wachovia Bank
    N.A. LOC) (VMIG-1)
    2.37%(b)                          07/07/05              495            495,000
  Ohio Housing Finance Agency
    Mortgage RB Series 2001
    AMT DN (Bank of America
    N.A. LOC) (VMIG-1)
    2.40%(b)                          07/07/05            1,690          1,690,000
  Ohio Housing Finance Agency
    Multi-Family Housing RB
    (Lincoln Park Association
    Project) Series 1985 MB
    (Bank One N.A. LOC) (MIG-1)
    3.50%                             11/01/05            1,715          1,715,000
  Ohio Housing Finance Agency
    RB (Clipper Tax-Exempt
    Certificates Trust Project)
    Series 2004-08 AMT DN
    (Lloyds Bank SBPA) (VMIG-1)
    2.40%(b)                          07/07/05            8,660          8,660,000

                                               19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Ohio IDRB (Ashley Ward, Inc.
    Project) Series 1997 AMT DN
    (Fifth Third Bank N.A. LOC)
    2.40%(b)                          07/07/05           $  470         $  470,000
  Ohio PCRB (Ross Incineration
    Project) Series 2000-1 AMT
    DN (Bank One N.A. LOC)
    2.47%(b)                          07/07/05            1,725          1,725,000
  Ohio Solid Waste Facilities RB
    (Pel Technologies LLC
    Project) Series 2002 AMT DN
    (KeyBank N.A. LOC) (VMIG-1)
    2.37%(b)                          07/07/05            3,200          3,200,000
  Pepper Pike GO Series 2005
    BAN
    3.00%                             06/22/06              396            396,751
  Portage County IDRB (Action
    Super Abrasive Project) Series
    1996 AMT DN (National City
    Bank N.A. LOC)
    2.53%(b)                          07/07/05              795            795,000
  Portage County IDRB
    (Bauer/Hibbard Properties Ltd.
    Project) Series 1998 DN
    (National City Bank N.A. LOC)
    2.52%(b)                          07/07/05              830            830,000
  Putnam County Health Care
    Facilities RB (Hilty Memorial
    Home Project) Series 2004
    DN (LaSalle Bank N.A. LOC)
    2.63%(b)                          07/07/05            3,560          3,560,000
  Richland County GO Series
    2004 BAN
    2.15%                             08/10/05              500            500,215
  Richland County GO Series
    2005 BAN
    3.25%                             03/29/06              965            969,533
  Rickenbacker Port Authority RB
    (P-Float Trust Receipts) Series
    2004 PT-2453 AMT DN
    (Merrill Lynch Guaranty)
    (F-1+)
    2.41%(b)                          07/07/05            6,370          6,370,000
  St. Marys GO Series 2004 BAN
    1.95%                             09/15/05              600            600,307
  Stark County IDRB (Thakar
    Properties LLC Project) Series
    2002 AMT DN (National City
    Bank N.A. LOC)
    2.42%(b)                          07/07/05            4,330          4,330,000
  Strongsville IDRB (Web Plastics
    Co. Project) Series 1997 DN
    (National City Bank N.A. LOC)
    2.52%(b)                          07/07/05              605            605,000
  Summit County Civic Facility RB
    (Akron Area Electrical Joint
    Apprenticeship & Training
    Trust Project) Series 2001 DN
    (KeyBank N.A. LOC)
    2.37%(b)                          07/07/05            1,420          1,420,000
  Summit County IDRB (Austin
    Printing Co., Inc. Project)
    Series 1994 AMT DN (Bank
    One N.A. LOC)
    2.52%(b)                          07/07/05              100            100,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Summit County IDRB (Flutes
    LLC Project) Series 2002 AMT
    DN (Marshall & Ilsley Bank
    LOC)
    2.42%(b)                          07/07/05           $2,645         $2,645,000
  Summit County IDRB (Jendrisak
    Properties Project) Series
    2001 AMT DN (First Merit
    Bank N.A. LOC)
    2.59%(b)                          07/07/05            2,120          2,120,000
  Summit County IDRB (KB
    Compost Services, Inc.
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05            1,700          1,700,000
  Summit County IDRB (Sigma
    Properties Project) Series
    2000A AMT DN (National City
    Bank N.A. LOC)
    2.47%(b)                          07/07/05            1,075          1,075,000
  Summit County IDRB (Waltco
    Truck Equipment Project)
    Series 1988 AMT MB
    (Skandinaviska Enskilda LOC)
    2.80%                             07/15/05              360            360,000
  Summit County Port Authority
    RB (Meadow Lane Building
    LLC Project) Series 2003A
    AMT DN (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05            2,500          2,500,000
  Toledo Multi-Family Housing RB
    (Cherrywood Apartments
    Project) Series 2001 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                          07/07/05            2,765          2,765,000
  Trumbull County IDRB (Ellwood
    Engineered Project) Series
    2004 AMT DN (KeyBank N.A.
    LOC)
    2.44%(b)                          07/07/05            1,700          1,700,000
  Trumbull County IDRB (United
    Steel Service, Inc. Project)
    Series 2000B AMT DN (Bank
    One N.A. LOC)
    2.52%(b)                          07/07/05              380            380,000
  University of Cincinatti RB
    Series 2004 DN (AMBAC
    Insurance, Bayerische
    Landesbank Girozentrale
    SBPA) (A-1+, VMIG-1)
    2.28%(b)                          07/07/05            1,600          1,600,000
  Vermilion GO Series 2004 BAN
    1.90%                             10/06/05              415            415,217
  Washington Court House GO
    (School Construction Project)
    Series 2005 BAN
    3.40%                             11/15/05            1,670          1,673,808
  West Chester Township GO
    Series 2004 BAN
    2.05%                             08/11/05            2,250          2,251,118

20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)          VALUE
                                      ----------   ---------   --------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Western Reserve Housing
    Development Corp. Economic
    RB (Trumbull Metropolitan
    Housing Project) Series 2003
    DN (KeyBank N.A. LOC)
    2.40%(b)                          07/07/05     $3,500      $ 3,500,000
  Wood County Economic
    Development RB (Hammill
    Manufacturing Co. Project)
    Series 2000 AMT DN (Sky
    Bank LOC)
    3.25%(b)                          07/07/05      1,660        1,660,000
  Wood County Economic
    Development RB (Precision
    Aggregate II Project) Series
    1996 AMT DN (Mid American
    National Banking & Trust
    LOC)
    3.25%(b)                          07/07/05      1,780        1,780,000
  Wood County Economic
    Development RB (Sun Seed
    Holding Co., Inc. Project)
    Series 2001A AMT DN (Sky
    Bank LOC)
    3.25%(b)                          07/07/05      1,685        1,685,000
  Wood County Economic
    Development RB (Toledo
    Electrical Joint Apprenticeship
    & Training Fund Project)
    Series 2000 DN (Sky Bank
    LOC)
    3.25%(b)                          07/07/05        780          780,000
  Wood County IDRB (TMT
    Leasing LLC Project) Series
    2004 DN (Huntington National
    Bank LOC)
    2.55%(b)                          07/07/05      2,250        2,250,000

                                                               ===========
                                                               148,990,432
                                                               -----------
Puerto Rico - 0.7%
  Commonwealth of Puerto Rico
    RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                             07/29/05        995          996,020
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES -
102.9%
  (Cost $149,986,452(a))                        149,986,452
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (2.9)%                         (4,230,204)
                                                -----------
NET ASSETS - 100.0%                            $145,756,248
                                               ============
-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS - 100.0%
Pennsylvania - 99.5%
  Allegheny County IDRB
    (Carnegie Museums
    Pittsburgh Project) Series
    2005 DN (Citizens Bank LOC)
    (Aaa, VMIG-1)
    2.35%(b)                            07/07/05          $ 4,000         $4,000,000
  Allegheny County IDRB
    (Commonwealth Development
    Parkway Project) Series
    1994A DN (National City Bank
    N.A. LOC) (Aa3)
    2.34%(b)                            07/07/05            2,400          2,400,000
  Allegheny County IDRB (UPMC
    Health System Project) Series
    2002C DN (Comerica Bank
    N.A. LOC) (A-1)
    2.30%(b)                            07/07/05            1,700          1,700,000
  Allentown Package Authority RB
    Series 2004 MB (FSA
    Insurance) (Aaa, AAA)
    2.50%                               10/01/05              280            280,627
  Berks County IDRB (Backman
    Co. Project) Series 1994 AMT
    DN (M&T Bank Corp. LOC)
    (P-1)
    2.43%(b)                            07/07/05            1,615          1,615,000
  Berks County IDRB (Beacon
    Container Corp. Project)
    Series 1997A AMT DN
    (Wachovia Bank N.A. LOC)
    (P-1)
    2.44%(b)                            07/07/05              890            890,000
  Berks County IDRB (Tray Pak
    Co. Project) RB Series 2001A
    AMT DN (Wachovia Bank N.A.
    LOC)
    2.44%(b)                            07/07/05            2,885          2,885,000
  Blair County IDRB Series 2003
    AMT DN (Fulton Bank LOC)
    (A-1, VMIG-1)
    2.48%(b)                            07/07/05            2,035          2,035,000
  Bucks County IDRB (LTL Color
    Compounders Project) Series
    1999B DN (Wilmington Trust
    Co. LOC)
    2.44%(b)                            07/07/05            1,625          1,625,000
  Cambria County IDA Resource
    Recovery RB (Cambria Cogen
    Co. Project) Series 1998A-2
    AMT DN (Bayerische
    Landesbank Girozentrale
    LOC) (VMIG-1)
    2.48%(b)                            07/07/05           16,000         16,000,000
  Carlisle Area School District GO
    Series 2004-G44 DN (MBIA
    Insurance, J.P. Morgan Chase
    Bank SBPA) (VMIG-1)
    2.32%(b)                            07/07/05            2,035          2,035,000
  Chester County Health &
    Education Facilities
    Retirement Community RB
    (Kendal Crosslands
    Community Project) Series
    2003 DN (Allied Irish Bank
    PLC LOC) (A-1)
    2.32%(b)                            07/07/05            1,965          1,965,000

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Chester County IDA Student
    Housing RB (University
    Student Housing Limited
    Project) Series 2003 DN
    (Royal Bank of Scotland PLC
    LOC) (VMIG-1)
    2.32%(b)                            07/07/05          $ 8,150         $8,150,000
  Chester County IDRB (RV
    Industrial, Inc. Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.69%(b)                            07/07/05            3,850          3,850,000
  Crawford County IDRB Series
    2000 AMT DN (National City
    Bank N.A. LOC)
    2.47%(b)                            07/07/05            1,165          1,165,000
  Cumberland County IDRB
    (Lawrence Schiff Silk Co.
    Project) Series 1998 AMT DN
    (Wachovia Bank N.A. LOC)
    2.44%(b)                            07/07/05              990            990,000
  Delaware County Authority
    University RB (Villanova
    University Project) Series
    2003 MB (FGIC Insurance)
    (AAA, Aaa)
    2.00%                               08/01/05            1,100          1,100,485
  Delaware Valley Regional
    Finance Authority Local
    Government RB Series 2002
    DN (Merrill Lynch & Co.
    SPBA) (A-1+)
    2.38%(b)                            07/07/05            4,995          4,995,000
  East Hempfield Township IDRB
    (Herley Industrial, Inc. Project)
    Series 2001 AMT DN (M&T
    Bank Corp. LOC) (A-1)
    2.69%(b)                            07/07/05            2,700          2,700,000
  Erie County IDRB (American
    Turned Products Project)
    Series 1997 AMT DN
    (KeyBank N.A. LOC)
    2.44%(b)                            07/07/05            1,340          1,340,000
  Erie County IDRB (Reed
    Manufacturing Project) Series
    1997 AMT DN (National City
    Bank N.A. LOC)
    2.52%(b)                            07/07/05              200            200,000
  Fayette County IDRB (Dynamic
    Material Corp. Project) Series
    1998 AMT DN (KeyBank N.A.
    LOC)
    2.44%(b)                            07/07/05            2,020          2,020,000
  Franklin County IDRB
    (Chambersburg Hospital
    Project) Series 2000 DN
    (AMBAC Insurance, Wachovia
    Bank N.A. SBPA) (A-1)
    2.38%(b)                            07/07/05            2,105          2,105,000
  Franklin County IDRB (Menno
    Haven Project) Series 2001
    DN (Radian Insurance, Fleet
    National Bank SBPA) (A-1+)
    2.40%(b)                            07/07/05            1,785          1,785,000

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Franklin County IDRB (Precast
    System Project) Series 2001A
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    2.69%(b)                          07/07/05           $1,760         $1,760,000
  Greater Latrobe School Authority
    RB (School Building Project)
    Series 1998 MB
    4.45%                             04/01/06              200            202,617
  Horizon Hospital System
    Authority Health & Housing
    Facility RB (St. Paul Homes
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (VMIG-1)
    2.36%(b)                          07/07/05            7,455          7,455,000
  Lackawanna County IDRB (Herff
    Jones, Inc. Project) Series
    2001 AMT DN (National City
    Bank N.A. LOC)
    2.42%(b)                          07/07/05            2,800          2,800,000
  Lancaster County Hospital
    Authority RB (Health Center
    Luthercare Project) Series
    1999 DN (M&T Bank Corp.
    LOC) (A-1)
    2.36%(b)                          07/07/05            5,085          5,085,000
  Lancaster County Hospital
    Authority RB (Lancaster
    General Hospital Project)
    Series 2002 DN (Fulton Bank
    LOC) (VMIG-1)
    2.43%(b)                          07/07/05            4,000          4,000,000
  Lancaster County Hospital
    Authority RB (Landis Homes
    Retirement Community
    Project) Series 2002 DN (M&T
    Bank Corp. LOC) (A-1)
    2.62%(b)                          07/07/05            4,510          4,510,000
  Lancaster County IDRB (Clean
    Creek Partners Project) Series
    2000 AMT DN (M&T Bank
    Corp. LOC) (A-1)
    2.69%(b)                          07/07/05            5,030          5,030,000
  Lancaster County IDRB (D&P
    Skibo LLC Project) Series
    2001 AMT DN (Wachovia
    Bank N.A. LOC)
    2.44%(b)                          07/07/05            1,705          1,705,000
  Lancaster County IDRB (Garden
    Spot Village Project) Series
    2004 DN (Fulton Bank LOC)
    (VMIG-1)
    2.33%(b)                          07/07/05            7,500          7,500,000
  Lancaster County IDRB (John F.
    Martin & Sons Project) Series
    2001 AMT DN (Fulton Bank
    LOC) (A-2)
    2.53%(b)                          07/07/05              700            700,000
  Lancaster County IDRB (Miller
    Building Systems Project)
    Series 1998 AMT DN (Bank
    One N.A. LOC)
    2.50%(b)                          07/07/05            1,500          1,500,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Lancaster County IDRB
    (Oakfront LP Project) Series
    2001 AMT DN (M&T Bank
    Corp. LOC) (P-1, F-1)
    2.69%(b)                          07/07/05           $2,320         $2,320,000
  Lawrence County IDRB (L&N
    Metallurgical Products Project)
    Series 1996 AMT DN (Banque
    Nationale de Paribas LOC)
    2.57%(b)                          07/07/05            4,150          4,150,000
  Lawrence County IDRB (Villa
    Maria Project) Series 2003 DN
    (Allied Irish Bank PLC LOC)
    (VMIG-1)
    2.32%(b)                          07/07/05            2,655          2,655,000
  Lebanon County Health Facility
    RB Series 2000 DN (Northern
    Trust LOC) (A-1+)
    2.33%(b)                          07/07/05            3,000          3,000,000
  Lebanon County Health Facility
    RB Series 2002 DN (Radian
    Insurance, Fleet National Bank
    SPBA) (A-1)
    2.38%(b)                          07/07/05            5,100          5,100,000
  Mercer County Industrial
    Authority Economic
    Development RB (Solar
    Atmospheres Western
    Pennsylvania Project) Series
    2001 DN (Fulton Bank LOC)
    (A-1)
    2.33%(b)                          07/07/05            2,460          2,460,000
  Montgomery County Higher
    Education & Health Authority
    RB (Pennsylvania Higher
    Education & Health Loan
    Project) Series 1996A DN
    (M&T Bank Corp. LOC) (A-2)
    2.36%(b)                          07/07/05            2,890          2,890,000
  Montgomery County IDRB
    (Apple Fresh Foods Ltd.
    Project) Series 1996 AMT DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.45%(b)                          07/07/05              695            695,000
  Montgomery County IDRB (First
    Mortgage Meadowood Corp.
    Project) Series 2005 DN
    (Citizens Bank LOC) (VMIG-1)
    2.30%(b)                          07/07/05            2,150          2,150,000
  Montgomery County IDRB
    (Laneko Engineering Co.
    Project) Series 1999A AMT
    DN (Wachovia Bank N.A.
    LOC)
    2.39%(b)                          07/07/05              930            930,000
  North Penn Health Hospital &
    Education Authority Hospital
    RB (Maple Village Project)
    Series 2000B DN (M&T Bank
    Corp. LOC) (VMIG-1)
    2.40%(b)                          07/07/05            7,415          7,415,000

                                               23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  North Pocono School District GO
    Series 2003-8 DN
    (ABN-AMRO Bank N.V. SBPA,
    FGIC Insurance) (F-1+)
    2.32%(b)                           07/07/05          $ 9,595         $9,595,000
  Northampton County IDRB
    (Bethlehem Contracting
    Project) Series 2001A AMT
    DN (M&T Bank Corp. LOC)
    (A-1)
    2.69%(b)                           07/07/05            3,440          3,440,000
  Northampton County IDRB
    (Trent Family Partnership
    Project) Series 2002 AMT DN
    (Wachovia Bank N.A. LOC)
    2.44%(b)                           07/07/05            2,065          2,065,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Homewood
    Retirement Project) Series
    1992E DN (M&T Bank Corp.
    LOC) (VMIG-1)
    2.59%(b)                           07/07/05            4,825          4,825,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Material
    Technology Project) Series
    2000D AMT DN (Wachovia
    Bank N.A. LOC)
    2.39%(b)                           07/07/05              800            800,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2004 PA-1282 DN (Merrill
    Lynch & Co. LOC) (A-1)
    2.35%(b)                           07/07/05            5,000          5,000,000
  Pennsylvania Economic
    Development Financing
    Authority RB (Sunoco, Inc.
    Project) Series 2004A AMT
    DN (Sunoco, Inc. Guaranty)
    (A-2, P-2)
    2.76%(b)                           07/07/05            4,700          4,700,000
  Pennsylvania Energy
    Development Authority RB
    (B&W Ebensburg Project)
    Series 1988 DN (Swiss Bank
    LOC) (A-1+, VMIG-1)
    2.31%(b)                           07/07/05            1,000          1,000,000
  Pennsylvania Higher Education
    Assistance Agency Student
    Loan RB Series 1988E AMT
    DN (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (A-1+, VMIG-1)
    2.33%(b)                           07/07/05            2,000          2,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1988A AMT
    DN (Student Loan Marketing
    Association Guaranty,
    Westdeutsche Landesbank
    Gironzentrale SBPA)
    (A-1+, VMIG-1)
    2.33%(b)                           07/07/05            1,000          1,000,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1994A AMT
    DN (Student Loan Marketing
    Association Guaranty)
    (A-1+, VMIG-1)
    2.33%(b)                           07/07/05          $   500         $  500,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 1997A AMT
    DN (Dexia Credit Local SBPA)
    (A-1+, VMIG-1)
    2.45%(b)                           07/07/05            2,300          2,300,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001A AMT
    DN (AMBAC Insurance)
    (A-1+, VMIG-1)
    2.45%(b)                           07/07/05            1,000          1,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2001B AMT
    DN (Multiple LOCs) (VMIG-1)
    2.33%(b)                           07/07/05            7,000          7,000,000
  Pennsylvania Higher Educational
    Assistance Agency Student
    Loan RB Series 2002A AMT
    DN (FSA Insurance)
    (A-1+, VMIG-1)
    2.40%(b)                           07/07/05           19,000         19,000,000
  Pennsylvania Higher Educational
    Facilities Authority Hospital RB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2005-2498
    DN (Merrill Lynch Guaranty)
    (F-1+)
    2.38%(b)                           07/07/05            5,060          5,060,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Association of Independent
    Colleges & Universities
    Project) Series 2004M-3 MB
    (M&T Bank Corp. LOC) (A-1)
    2.00%                              11/01/05            4,000          4,000,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Drexel
    University Project) Series
    2003B DN (Allied Irish Bank
    PLC Liquidity Facility)
    (Aaa, AA)
    2.28%(b)                           07/07/05              100            100,000
  Pennsylvania Higher Educational
    Facilities Authority RB
    (Lycoming College Project)
    Series 2003 MB (Allied Irish
    Bank PLC Liquidity Facility)
    (MIG-1)
    2.00%                              11/01/05            5,500          5,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Merrill
    Lynch P-Float Trust Receipts)
    Series 2004 MT-042 DN
    (Lloyds Bank LOC, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    2.34%(b)                           07/07/05           18,300         18,300,000

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 DN (Allied Irish
    Bank PLC LOC) (A-1)
    2.33%(b)                          07/07/05          $ 2,500         $ 2,500,000
  Pennsylvania Higher Educational
    Facilities Authority RB (Mount
    Aloysuis College Project)
    Series 2003 MB (M&T Bank
    Corp. LOC) (MIG-1)
    2.00%                             11/01/05            1,300           1,300,000
  Pennsylvania Higher Educational
    Facilities Authority RB Series
    1998 DN (Banque Nationale
    de Paribas LOC) (VMIG-1)
    2.37%(b)                          07/07/05            2,900           2,900,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-82B
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    (A-1+, VMIG-1)
    2.26%(b)                          07/07/05           10,300          10,300,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Landesbank
    Hessen P-Float Trust
    Receipts) Series 2004-83B
    AMT DN (Landesbank Hessen
    SBPA) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05           10,400          10,400,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2003 PT-2190 DN (FSA
    Insurance, Merrill Lynch
    Capital Services SBPA)
    (VMIG-1)
    2.35%(b)                          07/07/05            3,535           3,535,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2004-83C
    AMT DN (Landesbank
    Hessen-Thuringen
    Girozentrale LOC)
    2.27%(b)                          07/07/05           12,000          12,000,000
  Pennsylvania Housing Finance
    Agency Single Family
    Mortgage RB Series 2005-87C
    AMT DN (Depfa Bank PLC
    SBPA) (A-1+, VMIG-1)
    2.27%(b)                          07/07/05           19,400          19,400,000
  Pennsylvania Housing Financing
    Agency RB Series 2005 AMT
    DN (Depfa Bank SBPA)
    (VMIG-1)
    2.27%(b)                          07/07/05           15,100          15,100,000
  Pennsylvania State GO Second
    Series 2003 DN (Wachovia
    Bank N.A. LOC) (VMIG-1)
    2.32%(b)                          07/07/05            2,970           2,970,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania State Turnpike
    Commission RB (ABN-AMRO
    Munitops Trust Certificates)
    Series 2004-9 MB (AAA, Aaa)
    2.32%                             07/06/05          $13,435         $13,435,000
  Philadelphia Authority IDRB
    (Airport Project) Series
    1998P-1 AMT DN (FGIC
    Insurance, Bank of America
    N.A. SBPA)
    2.43%(b)                          07/07/05            5,000           5,000,000
  Philadelphia Authority IDRB
    (Airport Project) Series 2005C
    DN AMT (MBIA Insurance, JP
    Morgan Chase SBPA)
    (A-1+, VMIG-1)
    2.40%(b)                          07/07/05            9,000           9,000,000
  Philadelphia Authority IDRB
    (Greater Philadelphia Health
    System Project) Series 2003
    DN (Commerce Bank N.A.
    Liquidity Facility) (VMIG-1)
    2.31%(b)                          07/07/05            2,540           2,540,000
  Philadelphia Authority IDRB
    (Inglis Housing Project) Series
    1997 MB (Morgan Guaranty
    Trust LOC) (A-1+)
    2.70%                             07/06/05           21,000          20,999,733
  Philadelphia Authority IDRB
    (Universal Community Homes
    Project) Series 2003 DN
    (Wachovia Bank N.A. LOC)
    2.39%(b)                          07/07/05            2,745           2,745,000
  Philadelphia GO Series 2003A
    MB
    4.00%                             02/15/06              375             378,211
  Philadelphia Redevelopment
    Authority RB Series 2005 AMT
    DN (FGIC Insurance)
    (Deutsche Bank Liquidity
    Facility) (F1+)
    2.33%(b)                          07/07/05           10,310          10,310,000
  Philadelphia School District GO
    Series 1999 MB (MBIA
    Insurance)
    5.25%                             03/01/06              170             172,838
  Philadelphia Water (ABN AMRO
    Munitops) RB Series 1995 MB
    (FSA Insurance, ABN AMRO
    Bank SBPA) (F1+)
    6.75%                             08/01/05              375             376,620
  Philadelphia Water RB
    (ABN-AMRO Munitops Trust
    Certificates) Series 2005-15
    AMT MB (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (F-1+)
    2.53%                             08/17/05            7,000           7,000,000
  Scranton Lackawanna Health &
    Welfare Authority RB
    (Wachovia Merlots Trust
    Receipts) Series 2002A-18 DN
    (Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.32%(b)                          07/07/05            2,575           2,575,000

                                               25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  South Allegheny County School
    District GO Series 2005A MB
    (FSA Insurance) (AAA)
    3.00%                             10/01/05          $ 1,040         $ 1,040,676
  Southcentral General Authority
    RB (Homewood Hanover
    Project) Series 2003 DN (M&T
    Bank Corp. LOC) (A-1)
    2.62%(b)                          07/07/05           18,500          18,500,000
  Southcentral General Authority
    RB (York Cerebral Palsy
    Home Project) Series 2000
    DN (Fulton Bank LOC) (A-1)
    2.43%(b)                          07/07/05            3,700           3,700,000
  Southcentral General Authority
    RB Series 2003 DN (AMBAC
    Insurance) (A-1)
    2.33%(b)                          07/07/05            8,000           8,000,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9016A DN (FGIC
    Insurance) (A-1)
    2.30%(b)(c)                       07/07/05              575             575,000
  Southeastern Pennsylvania
    Transportation Authority
    Municipal Securities Trust
    Certificates RB (Bear Stearns
    Municipal Trust Certificates)
    Series 2001-9022 DN (FGIC
    Insurance) (A-1)
    2.30%(b)(c)                       07/07/05              100             100,000
  State Public School Building
    Authority RB (Philadelphia
    School District Project) Series
    2003-24 DN (FSA Insurance,
    ABN-AMRO Bank N.V. SBPA)
    (VMIG-1)
    2.32%(b)                          07/07/05            2,145           2,145,000
  State Public School Building
    Authority RB (Wachovia
    Merlots Trust Receipts) Series
    2004A-1 DN (FSA Insurance,
    Wachovia Bank N.A. LOC)
    (VMIG-1)
    2.32%(b)                          07/07/05            3,630           3,630,000
  Union County Hospital Authority
    RB (Evangelical Community
    Hospital Project) Series 2001
    MB (Fleet National Bank
    SPBA, Radian Insurance)
    (A-1)
    2.45%                             02/01/06            7,500           7,500,000
  Union County Hospital Authority
    RB (Evangelical Community
    Hospital Project) Series 2004
    MB (Radian Insurance) (AA)
    2.00%                             08/01/05              330             330,056
  Union County IDRB (Playworld
    Systems, Inc. Project) Series
    1999 AMT DN (Wachovia
    Bank N.A. LOC)
    2.44%(b)                          07/07/05            1,000           1,000,000

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Union County IDRB (Stabler
    Cos., Inc. Project) Series 2001
    AMT DN (M&T Bank Corp.
    LOC) (A-1)
    2.69%(b)                          07/07/05          $ 7,205         $ 7,205,000
  Upper Merion Municipal Utility
    Authority RB Series 2003 DN
    (Commerce Bank N.A. LOC)
    (VMIG-1)
    2.31%(b)                          07/07/05            1,200           1,200,000
  Upper St. Clair Township GO
    Series 2002 MB (FSA
    Insurance, ABN-AMRO Bank
    N.V. SBPA) (AAA, MIG-1)
    2.87%                             11/23/05            9,650           9,650,000
  Venango County GO
    (Scrubgrass Project) Series
    2005 TECP (Dexia Bank N.A.
    LOC) (A-1+, P-1)
    2.80%                             10/07/05           23,094          23,094,000
  Venango County IDRB
    (Scrubgrass Project) AMT MB
    2.80%                             10/07/05           18,000          18,000,000
  Westmoreland County IDRB
    (Industrial Development
    McCutcheon Enterprise
    Project) Series 1999 AMT DN
    (National City Bank N.A. LOC)
    2.42%(b)                          07/07/05            1,935           1,935,000
  York County Hospital Authority
    RB (Homewood Retirement
    Centers of The United Church
    of Christ, Inc. Project) Series
    1990 DN (M&T Bank Corp.
    LOC) (VMIG-1)
    2.59%(b)                          07/07/05            4,950           4,950,000
  York County IDRB (Allied-Signal,
    Inc. Project) Series 1993 DN
    (FGIC Insurance) (A-1)
    2.50%(b)                          07/07/05            1,000           1,000,000
  York County IDRB (Interstate
    Holdings Co. Project) Series
    2003 AMT DN (Wachovia
    Bank N.A. Liquidity Facility)
    2.44%(b)                          07/07/05            1,335           1,335,000
  York County IDRB (York Sheet
    Metal, Inc. Project) Series
    1998 DN (Wachovia Bank
    N.A. LOC)
    2.44%(b)                          07/07/05            2,620           2,620,000
  York County IDRB Series 2000
    AMT DN (M&T Bank Corp.
    LOC) (A-2)
    2.69%(b)                          07/07/05            2,560           2,560,000
  York General Authority RB
    (Strand Capitol Performing
    Arts Center Project) Series
    2002 DN (M&T Bank Corp.
    LOC) (A-2)
    2.62%(b)                          07/07/05            3,800           3,800,000

                                                                        ===========
                                                                        519,835,863
                                                                        -----------

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
           PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                PAR
                                 MATURITY      (000)         VALUE
                                ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Puerto Rico - 0.5%
  Commonwealth of Puerto Rico
    RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                       07/29/05     $2,810      $2,812,881
                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -
  100.0%
  (Cost $522,648,744(a))                     522,648,744
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.0%                             177,209
                                             -----------
NET ASSETS - 100.0%                         $522,825,953
                                            ============
-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of June
       30, 2005, the fund held 0.1% of its net assets, with a current market value of $675,000, in securities restricted as to resale.

                                                                              27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS - 99.5%
Virginia - 95.3%
  Alexandria IDRB (Association for
    Supervision & Curriculum
    Development Project) Series
    1997 DN (Wachovia Bank
    N.A. LOC) (A-1)
    2.29%(b)                           07/07/05           $  300         $ 300,000
  Alexandria IDRB (Goodwin
    House Project) Series 2005
    DN (Wachovia Bank N.A.
    LOC) (F-1+)
    2.27%(b)                           07/07/05              200           200,000
  Alexandria IDRB (Young Men's
    Christian Association of
    Billings Project) Series 1998
    DN (M&T Bank Corp. LOC)
    (A-1)
    2.62%(b)                           07/07/05              725           725,000
  Arlington County IDRB (Federal
    Home Loan Mortgage Corp.
    Liquidity Facility) Series 2005A
    DN (Federal Home Loan
    Mortgage Corp. Guaranty)
    (AAA, VMIG-1)
    2.28%(b)                           07/07/05            1,800         1,800,000
  Chesapeake Bay Bridge &
    Tunnel Commonwealth District
    RB (Wachovia Merlots Trust
    Receipts) Series 2003 DN
    (MBIA Insurance, Wachovia
    Bank N.A. Liquidity Facility)
    (VMIG-1)
    2.32%(b)                           07/07/05              500           500,000
  Chesterfield County IDRB
    (Merrill Lynch P-Float Trust
    Receipts) Series 2004
    PT-2133 DN (Merrill Lynch &
    Co. Guaranty, Merrill Lynch
    Capital Services SBPA)
    (F-1+, AA-)
    2.37%(b)                           07/07/05            1,250         1,250,000
  Clarke County IDA Hospital
    Facilities RB (Winchester
    Medical Center Inc.) Series
    2000 DN (Morgan Guaranty
    Trust LOC) (A-1+, VMIG-1)
    2.40%(b)                           07/07/05              750           750,000
  Commonwealth of Virginia
    Transportation Board RB
    (Citibank Trust Receipts)
    Series 2002-1013 DN
    (Citibank Liquidity Facility)
    (A-1+)
    2.32%(b)                           07/07/05              395           395,000
  Danville GO Series 2003A MB
    (MBIA Insurance) (Aaa, AAA)
    2.00%                              08/01/05              500           499,786
  Fairfax County Economic
    Development Authority RB
    (Citibank Trust Receipts)
    Series 2003-4024 DN
    (Citibank Liquidity Facility)
    (VMIG-1)
    2.32%(b)                           07/07/05              700           700,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Fairfax County Economic
    Development Authority RB
    (National Industries for Severe
    Handicap Project) Series 2002
    DN (SunTrust Bank LOC)
    (VMIG-1)
    2.29%(b)                           07/07/05           $  450         $ 450,000
  Fairfax County GO Series
    2005-1036 DN (Morgan
    Stanley Group Liquidity
    Facility) (AAA, F-1+)
    2.31%(b)                           07/07/05              845           845,000
  Fairfax County IDRB (Fairfax
    Hospital System Project)
    Series 1988B DN (Inova
    Health System Liquidity
    Facility) (A-1+, VMIG-1)
    2.19%(b)                           07/07/05              300           300,000
  Harrisonburg Redevelopment &
    Housing Authority Lease
    Purchase RB Series 2001A
    DN (Societe Generale LOC)
    (A-1+)
    2.36%(b)                           07/07/05            1,900         1,900,000
  Henrico County Economic
    Development Authority
    Residential Care Facility RB
    (Westminster Centerbury
    Project) Series 2003B DN
    (KBC Bank LOC) (VMIG-1)
    2.29%(b)                           07/07/05              100           100,000
  Loudoun County IDRB (Hill
    School Project) Series 2002
    DN (SunTrust Bank LOC)
    (AA-, A-1+)
    2.29%(b)                           07/07/05              700           700,000
  Loudoun County IDRB (Howard
    Hughes Medical Institute
    Project) Series 2003F DN
    (A-1+, VMIG-1)
    2.26%(b)                           07/07/05              400           400,000
  Newport News IDRB Series
    2004 DN (Bank of America
    N.A. LOC) (Aa1, VMIG-1)
    2.30%(b)                           07/07/05              300           300,000
  Prince William County GO
    (Vepco Project) Series 2005
    TECP (Dominion Resources
    Guaranty) (A-2, MIG-1)
    2.87%                              07/08/05              400           400,000
  Richmond GO Series 1993A MB
    5.30%                              01/15/06            1,000         1,014,396
  Riverside Regional Jail Authority
    Facilities RB Series 1995 MB
    (MBIA Insurance) (Aaa, AAA)
    5.88%                              07/01/05              205           209,100

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
             VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
  Tobacco Settlement Financing
    Corp. RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2005 PA-1303 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Capital Services SBPA)
    (F-1+)
    2.37%(b)                           07/07/05           $2,200         $2,200,000
  University of Virginia RB
    (Wachovia Merlots Trust
    Receipts) Series 2003B-31 DN
    (Wachovia Bank N.A. SBPA)
    (VMIG-1)
    2.32%(b)                           07/07/05              900            900,000
  Virginia Beach Development
    Authority IDRB (Ocean Ranch
    Motel Corp. Project) Series
    1998 DN (Branch Banking &
    Trust Co. LOC) (VMIG-1)
    2.30%(b)                           07/07/05              800            800,000
  Virginia College Building
    Authority RB Series 2003-379
    DN (J.P. Morgan Chase Bank
    LOC) (A-1+)
    2.32%(b)                           07/07/05            1,100          1,100,000
  Virginia Public Building Authority
    RB Series 2004 ROCS-RR-
    II-6027 DN (Citibank Liquidity
    Facility) (A-1+, AA+)
    2.32%(b)                           07/07/05            1,200          1,200,000
  Virginia Resource Authority
    Clean Water State Revolving
    Fund RB (Merrill Lynch
    P-Float Trust Receipts) Series
    2000 PA-790 DN (Merrill
    Lynch & Co. Guaranty, Merrill
    Lynch Captial Services SBPA)
    (A-1)
    2.30%(b)                           07/07/05              505            505,000
  Virginia State Public Building
    Authority RB Series 1995 MB
    (Aa1)
    5.10%                              08/01/05              350            350,840
  Virginia State Public School
    Authority RB Series 2003 MB
    (AA+, Aa1)
    4.00%                              04/15/06              750            758,123
  Winchester Authority Residential
    Care Facility IDRB
    (Westminster-Cantenbury
    Project) Series 2005B DN
    (Branch Banking & Trust LOC)
    (VMIG-1)
    2.30%(b)                           07/07/05            1,000          1,000,000

                                                                         ==========
                                                                         22,552,245
                                                                         ----------
Puerto Rico - 4.2%
  Commonwealth of Puerto Rico
    Electric Power Authority RB
    (Goldman Sachs Trust
    Receipts) Series 2002-1 DN
    (MBIA Insurance, Bank of New
    York SBPA) (A-1+)
    2.30%(b)                           07/07/05              800            800,000

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Commonwealth of Puerto Rico
    RB Series 2004 TRAN
    (SP-1+, MIG-1)
    3.00%                              07/29/05           $  100         $  100,103
  Puerto Rico Municipal Finance
    Agency GO Series 1999B MB
    (FSA Insurance) (Aaa, AAA)
    5.00%                              08/01/05              100            100,297

                                                                         ==========
                                                                          1,000,400
                                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -  99.5%
  (Cost $23,552,645(a))                      23,552,645
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.5%                            126,727
                                             ----------
NET ASSETS - 100.0%                         $23,679,372
                                            ===========

-------------------

(a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of June 30, 2005 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              29

                                BLACKROCK FUNDS

                        Key to Investment Abbreviations

  AMBAC   American Municipal Bond Assurance Corp.
  AMT   Alternative Minimum Tax
  BAN   Bond Anticipation Note
  CDC   CDC Funding Group
  COP   Certificate of Participation
  DN   Demand Note
  FGIC   Financial Guaranty Insurance Company
  FSA   Financial Security Assurance
  GO   General Obligation
  IDA   Industrial Development Authority
  IDRB   Industrial Development Revenue Bond
  ISD   Independent School District
  LOC   Letter of Credit
  MB   Municipal Bond
  MBIA   Municipal Bond Insurance Association
  PCRB   Pollution Control Revenue Bond
  PLC   Public Limited Company
  RB   Revenue Bond
  SBPA   Stand-by Bond Purchase Agreement
  TECP   Tax-Exempt Commercial Paper
  TOC   Tender Option Certificate
  TRAN   Tax and Revenue Anticipation Note
  XLCA   XL Capital Assurance

The ratings provided by Moody's Investors Service, Inc. and Standard & Poor's
Ratings Service of the investments in the various Portfolios are believed to be the most recent ratings available at June 30, 2005.

30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        BLACKROCK STRATEGIC PORTFOLIO I

AS OF JUNE 30, 2005 (UNAUDITED)

                                                    PAR
                                 MATURITY          (000)           VALUE
                               ------------   --------------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3%
  U.S. Treasury Notes
    3.50%(b)(c)
  (Cost $5,972,965)             12/15/09      $ 6,000          $5,943,516
                                                               ----------
FOREIGN BONDS - 68.8%
Canada - 7.0%
  Canada Government Bonds (CND)
    3.25%                       12/01/06       2,500(d)         2,054,437
  Province of Ontario, Unsecured Notes (NZD)
    6.25%                       06/16/15       4,320(d)         2,970,696

                                                               ==========
                                                                5,025,133
                                                               ----------
Germany - 24.4%
  Bundesrepublic Deutschland (EUR)
    4.00%                       01/04/37      13,500(d)        17,392,119
                                                               ----------
Mexico - 16.1%
  Mexican Fixed Rate Bonds (MXP)
                               12/24/08-
    8.00%                       12/19/13      39,165(d)         3,437,587
    9.00%                       12/24/09      87,180(d)         8,033,525

                                                               ==========
                                                               11,471,112
                                                               ----------
Netherlands - 4.5%
  Kingdom of Netherlands (EUR)
    4.00%                       01/15/37       2,500(d)         3,195,793
                                                               ----------
New Zealand - 8.8%
  General Electric Capital Corp. (NZD)
    6.62%                       02/04/10       4,150(d)         2,893,615
  Government of New Zealand (NZD)
    6.00%                       04/15/15       4,775(d)         3,390,069

                                                               ==========
                                                                6,283,684
                                                               ----------
Sweden - 8.0%
  AB Spintab (SEK)
    6.00%                       04/20/09      20,000(d)         2,896,486
  Statens Bostadsfinansier (SEK)
    5.50%                       12/17/08      20,000(d)         2,833,672

                                                               ==========
                                                                5,730,158
                                                               ----------
TOTAL FOREIGN BONDS
  (Cost $47,881,148)                                           49,097,999
                                                               ----------

                                          NUMBER OF
                                           SHARES        VALUE
                                         ----------   ----------
SHORT TERM INVESTMENTS - 0.1%
  Galileo Money Market Fund
  (Cost $45,980)                           45,980     $45,980
                                                      -------

TOTAL INVESTMENTS IN SECURITIES -
77.2%
  (Cost $53,900,093(a))                      55,087,495
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 22.8%
  (including $17,878,086 of
  investments sold receivable)               16,234,737
                                             ----------
NET ASSETS - 100.0%                         $71,322,232
                                            ===========

-------------------

(a) Cost for Federal income tax purposes is $53,900,627. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $1,589,033
      Gross unrealized depreciation                                      (402,165)
                                                                       ----------
                                                                       $1,186,868
                                                                       ==========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $1,485,879 on 295 long U.S. Treasury Note futures contracts and 623 short Euro Bobl futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $119,342,736, with an unrealized loss of $510,956 (including commissions of $1,955).
     (c) Securities, or a portion thereof, subject to financing transactions.
(d) In local currency.

          KEY TO INVESTMENT ABBREVIATIONS

  CND     Canadian Dollar
  EUR     European Currency Unit
  MXP     Mexican Peso
  NZD     New Zealand Dollar
  SEK     Swedish Krone

                                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           ENHANCED INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.0%
  Federal Home Loan Bank,
    Bonds
     1.70%(b)                                           12/30/05              $  745         $ 737,575
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     5.25%(c)                                           01/15/06               1,725         1,738,046
     1.88%(b)                                           02/15/06                 900           889,509
  Federal National Mortgage
    Association, Bonds
     2.77%(c)                                           12/29/06                 275           270,820
  Federal National Mortgage
    Association, Unsecured Notes
     2.75%(b)                                           05/10/06                 800           793,130
     2.71%(b)                                           01/30/07                 550           540,781
     6.62%                                              09/15/09                  75            82,647
  U.S. Treasury Bonds
    12.75%                                              11/15/10                 255           263,786
    10.38%(b)                                           11/15/12                 325           373,813
  U.S. Treasury Notes
     1.88%(b)                                           11/30/05               2,100         2,087,778
     2.75%(b)                                           07/31/06                 160           158,644
     2.38%                                              08/31/06                  85            83,845
     3.75%(b)                                           03/31/07                 350           350,533
     3.50%(b)                                        05/07-02/10                 800           795,115

                                                                                             =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $9,206,773)                                                                          9,166,022
                                                                                             ---------
MORTGAGE PASS-THROUGHS - 6.6%
  Federal Home Loan Mortgage
    Corp. ARM
     3.54%(c)                                           05/01/34                 752           740,301
     3.57%(c)                                           07/01/34                 789           787,865
     4.31%(c)                                           11/01/34                 522           520,222
     4.66%(c)                                           10/01/37                 226           227,498
  Federal National Mortgage
    Association ARM
     4.88%(c)                                           06/01/35                 475           482,422
  Government National Mortgage
    Association II ARM
     4.12%(c)                                           11/20/29                  85            86,197
     3.50%(c)                                           08/20/31                 152           154,193
  Government National Mortgage
    Association II Hybrid
     3.75%(c)                                           06/20/34                 338           335,255

                                                                                             =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $3,336,644)                                                                          3,333,953
                                                                                             ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.2%
  Adjustable Rate Mortgage Trust,
    Series 04-4, Class 5A3
     3.68%(c)                                           03/25/35                 425           425,680
  Banc of America Funding Corp.,
    Series 04-C, Class 4A2
     3.60%(c)                                           12/20/34                 546           546,694
  Bear Stearns Mortgage Trust,
    Series 04-12, Class 1A1
     3.66%(c)                                           01/25/35                 389           390,051
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     3.68%(c)                                           11/25/34                 585           587,866

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
     3.16%(c)                                           10/25/34              $  307         $ 309,403
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     3.58%(c)                                           02/25/35                 720           721,067
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 02-10, Class 2A1
     7.50%                                              05/25/32                  86            88,291
  Federal Home Loan Mortgage
    Corp., Series 2763, Class PA
     4.50%                                              09/15/10                 115           115,003
  Federal Home Loan Mortgage
    Corp., Series 2808, Class PA
     4.00%                                              09/15/12                 940           939,755
  Federal Home Loan Mortgage
    Corp., Series SF5, Class GB
     1.77%                                              12/15/07                 480           472,703
  Federal National Mortgage
    Association, Series 02-39,
    Class FB
     3.64%(c)                                           03/18/32                  63            63,071
  Federal National Mortgage
    Association, Series 04-25,
    Class PA
     5.50%                                              10/25/30                 127           130,277
  Federal National Mortgage
    Association, Series 04-36,
    Class BS
     5.50%                                              11/25/30                 172           176,262
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
     5.75%                                              08/25/34                 205           207,873
  GSAA Home Equity Trust,
    Series 04-8, Class A3A
     3.68%(c)                                           09/25/34                 440           441,998
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
     3.69%                                              08/25/34                 169           168,648
  Merrill Lynch Mortgage
    Investors, Inc., Series 97-B,
    Class A
     2.95%(c)                                           03/15/26                 697           698,015
  Merrill Lynch Mortgage
    Investors, Inc., Series 04-E,
    Class A2A
     3.72%(c)                                           11/25/29                 461           461,660
  MortgageIT Trust, Series 04-1,
    Class A1
     3.70%(c)                                           11/25/34                 603           605,452
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
     6.00%                                              12/25/16                 324           323,609
  Structured Asset Securities
    Corp., Series 04-3AC, Class
    A2
     4.92%(c)                                           03/25/34                 262           266,136
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     3.61%(c)                                           09/25/34                 496           495,925

                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Washington Mutual Mortgage
    Loan Trust, Series 03-AR8,
    Class A
    4.03%(c)                                   08/25/33           $  274         $ 272,865
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-V,
    Class 1A2
    3.83%(c)                                   10/25/34              877           872,606

                                                                                 =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $9,790,211)                                                              9,780,910
                                                                                 ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.8%
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
    7.01%                                      05/25/29              266           266,091
  Bear Stearns Commercial
    Mortgage Securities, Series
    00-WF, Class A1
    7.11%                                      10/15/32              382           402,622
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                      09/15/30              347           359,801
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 98-C1, Class A1B
    6.48%                                      05/17/40              309           326,127
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 00-C1, Class A1
    7.32%                                      04/15/42              404           427,945
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                                      08/15/36              161           175,341
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 03-C2,
    Class X2 (IO)
    2.82%(d)                                   05/10/40            6,984            55,166
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
    6.14%                                      10/18/30              494           517,149
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                                      01/15/10              413           429,376
  Merrill Lynch Mortgage Trust,
    Series 02-MW1, Class XP
    (IO)
    2.81%(d)                                   07/12/34            1,442            68,846
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                                      01/20/31              439           463,646
  Structured Asset Receivable
    Trust, Series 04-1
    2.58%(c)                                   04/21/11              486           483,763

                                                                                 =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $3,997,689)                                                              3,975,873
                                                                                 ---------

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
ASSET BACKED SECURITIES - 53.2%
  American Express Credit
    Account Master Trust, Series
    01-1, Class A
    3.36%(c)                                   09/15/08           $  625         $ 625,599
  Auto Receivables Owner Trust,
    Series 05-1, Class A3
    3.53%                                      10/21/08              550           546,847
  Bank One Issuance Trust,
    Series 02-A4, Class A4
    2.94%                                      06/16/08              700           698,496
  Bank One Issuance Trust,
    Series 03-A2, Class A2
    3.27%                                      10/15/08              600           600,234
  BMW Vehicle Owner Trust,
    Series 05-A, Class A3
    4.02%                                      02/25/09              575           576,133
  Capital Auto Receivables Asset
    Trust, Series 03-1, Class A3A
    2.75%                                      04/16/07              523           520,530
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                      11/15/07              775           764,105
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                                      02/15/08              725           720,356
  Chase Credit Card Owner Trust,
    Series 00-3, Class A
    3.35%(c)                                   01/15/08              150           150,042
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                                      06/15/10              400           393,828
  Chase Manhattan Auto Owner
    Trust, Series 03-B, Class A3
    1.82%                                      07/16/07              290           288,106
  Chase Manhattan Auto Owner
    Trust, Series 03-C, Class A3
    2.26%                                      11/15/07              815           808,340
  Citibank Credit Card Issuance
    Trust, Series 00-A1, Class A1
    6.90%                                      10/15/05              550           555,033
  Citibank Credit Card Issuance
    Trust, Series 03-A2, Class A2
    2.70%                                      01/15/06              375           372,856
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                                      01/20/07              325           318,393
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                                      08/24/07              300           295,341
  Citibank Omni-S Master Trust,
    Series 02-4, Class A
    3.35%(c)                                   08/15/05              550           550,070
  Conseco Finance Securitizations
    Corp., Series 01-4, Class A3
    6.09%                                      09/01/33              275           278,613
  Countrywide Asset-Backed
    Certificates, Series 04-13,
    Class AV4
    3.60%(c)(e)                                06/25/35              600           601,865
  DaimlerChrysler Auto Trust,
    Series 02-B, Class A4
    3.53%                                      12/06/07              707           706,195

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  DaimlerChrysler Auto Trust,
    Series 03-A, Class A3
    2.12%                          11/08/06           $  359         $  358,620
  DaimlerChrysler Auto Trust,
    Series 03-B, Class A3
    2.25%                          08/08/07              661            657,905
  DaimlerChrysler Auto Trust,
    Series 04-A, Class A2
    1.41%                          11/08/06              162            161,870
  DaimlerChrysler Auto Trust,
    Series 04-B, Class A2
    2.48%                          02/08/07              624            622,158
  Discover Card Master Trust I,
    Series 96-3, Class A
    6.05%                          08/18/08              720            729,760
  Discover Card Master Trust I,
    Series 01-2, Class A
    3.38%(c)                       07/15/08              525            525,408
  Discover Card Master Trust I,
    Series 02-4, Class A
    3.28%(c)                       10/17/05              430            430,081
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                          11/17/08              675            670,288
  Ford Credit Auto Owner Trust,
    Series 05-B, Class A3
    4.17%                          01/15/09              225            225,538
  Honda Auto Receivables Owner
    Trust, Series 02-3, Class A4
    3.61%                          12/18/07              486            485,773
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                          02/21/07              456            453,765
  Honda Auto Receivables Owner
    Trust, Series 03-3, Class A3
    2.14%                          04/23/07              532            529,082
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                          02/15/07              440            438,778
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                          06/16/08              150            149,042
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                          10/20/08              450            444,028
  Long Beach Asset Holdings
    Corp. Series 05-2, Class N1
    4.15%                          04/25/35              295            293,323
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    3.40%(c)                       12/15/08            1,180          1,182,150
  Nissan Auto Receivables Owner
    Trust, Series 02-A, Class A4
    4.28%                          10/16/06              145            145,223
  Nissan Auto Receivables Owner
    Trust, Series 02-C, Class A3
    2.60%                          08/15/06                9              9,324
  Nissan Auto Receivables Owner
    Trust, Series 03-A, Class A3
    1.89%                          12/15/06              346            344,612
  Nissan Auto Receivables Owner
    Trust, Series 03-B, Class A3
    1.51%                          08/15/07              360            357,525
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                          12/17/07              550            543,688

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Nissan Auto Receivables Owner
    Trust, Series 04-A, Class A3
    2.01%                          11/15/07           $  700         $  690,373
  Nissan Auto Receivables Owner
    Trust, Series 04-C, Class A3
    2.85%                          10/15/07              550            544,731
  Nissan Auto Recivables Owner
    Trust, Series 04-A, Class A2
    1.40%                          07/17/06              125            124,881
  Option One Mortgage Loan
    Trust, Series 01-4, Class A
    3.61%(c)                       01/25/32               42             42,314
  Permanent Financing PLC,
    Series 6, Class 2A
    3.47%(c)                       12/10/11              425            425,465
  Residential Asset Securities
    Corp., Series 01-KS4, Class
    AIB
    3.63%(c)                       05/25/32              396            395,930
  Saxson Asset Securities Trust,
    Series 02-3, Class AV
    3.71%                          12/25/32              203            203,193
  Sears Credit Account Master
    Trust, Series 00-2, Class A
    6.75%                          09/16/09              325            327,004
  SLM Student Loan Trust, Series
    05-5, Class A1
    3.46%                          01/25/18              450            450,000
  Standard Credit Card Master
    Trust, Series 95-9, Class A
    6.55%                          10/07/07              600            604,539
  USAA Auto Owner Trust, Series
    03-1, Class A3
    1.58%                          06/15/07              319            316,827
  USAA Auto Owner Trust, Series
    04-1, Class A3
    2.06%                          04/15/08              600            592,427
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                          06/16/08              250            247,832
  USAA Auto Owner Trust, Series
    05-1, Class A2
    3.55%                          09/17/07              350            349,300
  USAA Auto Owner Trust, Series
    05-1, Class A3
    3.93%                          07/15/09              325            324,772
  USAA Auto Owner Trust, Series
    05-2, Class A3
    4.07%                          12/15/09              650            650,000
  Vanderbilt Mortgage & Finance,
    Inc., Series 99-D, Class IA3
    7.06%                          10/07/17               53             53,769
  WFS Financial Owner Trust,
    Series 02-4, Class A3A
    2.39%                          08/20/07              191            190,885
  WFS Financial Owner Trust,
    Series 02-4, Class A4A
    3.11%                          08/20/10              425            420,336

                                                                     ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $27,181,375)                                                 27,083,501
                                                                     ----------
CORPORATE BONDS - 10.6%
Aerospace - 0.1%
  Raytheon Co., Notes
    6.50%                          07/15/05               55             55,037
                                                                     ----------

                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks - 2.2%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                                    06/30/08              $   20         $  19,131
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                                    01/15/08                 100            99,607
    3.25%                                    08/15/08                  20            19,515
  Bayerische Landesbank New
    York, Senior Notes
    2.50%                                    04/28/06                 500           494,342
  Citigroup, Inc., Senior
    Unsecured Notes
    3.50%                                    02/01/08                 200           197,492
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                                    05/30/07                 150           153,135
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                                    05/30/08                  30            28,992
  Wells Fargo & Co., Senior
    Unsecured Notes
    5.12%                                    02/15/07                 180           182,976

                                                                                  =========
                                                                                  1,195,190
                                                                                  ---------
Beverages & Bottling - 0.1%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(f)                                 10/01/08                  40            39,350
                                                                                  ---------
Entertainment & Leisure - 0.1%
  Time Warner Cos., Inc.,
    Debentures
    8.18%                                    08/15/07                  25            26,894
                                                                                  ---------
Finance - 3.5%
  Diageo Capital PLC, Notes
    3.38%                                    03/20/08                  15            14,715
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                              07/07-01/08               1,450         1,457,226
    3.60%                                    10/15/08                 125           122,896
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                    08/15/07                  15            15,033
  Household Finance Corp.,
    Unsecured Notes
    4.12%                                    12/15/08                 150           148,892

                                                                                  =========
                                                                                  1,758,762
                                                                                  ---------
Food & Agriculture - 0.5%
  General Mills, Inc., Senior
    Unsecured Notes
    6.45%                                    10/15/06                 100           102,871
  Kellogg Co., Unsecured Notes
    2.88%                                    06/01/08                  50            48,169
  Kraft Foods, Inc., Senior
    Unsecured Notes
    4.62%                                    11/01/06                 125           125,816

                                                                                  =========
                                                                                    276,856
                                                                                  ---------
Insurance - 0.4%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(f)                                 10/22/08                  20            19,580

                                                                     PAR
                                           MATURITY                 (000)                VALUE
                                    ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    2.60%(f)                                 06/19/08              $   75         $  72,377
  Prudential Insurance Co., Notes
    6.38%(f)                                 07/23/06                 100           102,319

                                                                                  =========
                                                                                    194,276
                                                                                  ---------
Oil & Gas - 0.3%
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                                    11/01/06                 130           131,972
                                                                                  ---------
Pharmaceuticals - 0.7%
  Merck & Co., Inc., Senior
    Unsecured Notes
    5.25%                                    07/01/06                  50            50,623
  Merck & Co., Inc., Unsecured
    Notes
    4.73%(c)(f)                              02/22/06                 300           301,055

                                                                                  =========
                                                                                    351,678
                                                                                  ---------
Railroad & Shipping - 0.3%
  Canadian National Railway Co.,
    Senior Notes
    6.45%(c)                                 07/15/06                 125           127,801
                                                                                  ---------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    8.25%                                    07/15/08                 140           155,370
                                                                                  ---------
Retail Merchandising - 0.2%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                    09/01/08                  25            26,659
  May Department Stores Co.,
    Unsecured Notes
    3.95%                                    07/15/07                 150           148,963

                                                                                  =========
                                                                                    175,622
                                                                                  ---------
Telecommunications - 1.2%
  BellSouth Corp., Unsecured
    Notes
    4.26%(f)                                 04/26/06                 250           250,612
  Lenfest Communications, Inc.,
    Senior Notes
    7.62%                                    02/15/08                 125           134,256
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.12%                                    01/30/06                  75            76,253
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    6.12%                                    06/15/07                 125           129,531
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                                    01/30/08                  10             9,971

                                                                                  =========
                                                                                    600,623
                                                                                  ---------
Transportation - 0.2%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                                    10/15/07                  75            77,485
                                                                                  ---------

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                 PAR/SHARES
                                    MATURITY       (000)          VALUE
                                   ----------   -----------   ------------
CORPORATE BONDS (Continued)
Yankee - 0.5%
  Province of British Columbia
    5.38%                          10/29/08         $ 15      $  15,718
  Province of Quebec, Debentures
    7.00%                          01/30/07           15         15,692
  Republic of Italy, Unsecured
    Notes
    2.75%                          12/15/06          125        123,399
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%                          08/01/06           75         76,343

                                                              =========
                                                                231,152
                                                              ---------
TOTAL CORPORATE BONDS
  (Cost $5,410,657)                                           5,398,068
                                                              ---------
FOREIGN BONDS - 1.0%
  UBS AG (United Kingdom)
    (JPY)
    0.10%
  (Cost $502,285)                  09/27/05          550        496,702
                                                              ---------
TAXABLE MUNICIPAL BONDS - 0.2%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%
  (Cost $80,000)                   10/15/07           80         78,876
                                                              ---------
SHORT TERM INVESTMENTS - 0.0%
  Galileo Money Market Fund
  (Cost $19,343)                                      19         19,343
                                                              ---------

TOTAL INVESTMENTS IN SECURITIES -  116.6%
  (Cost $59,524,977(a))                     59,333,248
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.6)%                   (8,449,508)
                                            ----------
  (including $9,957,713 of payable
  for financing transactions)
NET ASSETS - 100.0%                        $50,883,740
                                           ===========

-------------------

(a) Cost for Federal income tax purposes is $59,526,484. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $  56,125
      Gross unrealized depreciation                                    (249,361)
                                                                      ---------
                                                                      $(193,236)
                                                                      =========

(b) Securities, or a portion thereof, subject to financing transactions.
  (c) Rates shown are the rates as of June 30, 2005.
(d) Rates shown are the effective yields as of June 30, 2005.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $601,865 on 8 long U.S. Treasury Note futures contracts and 65 short
       U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $8,739,391 with an unrealized loss of $58,192 (including commissions of $161).

  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 1.54% of its net assets, with a current market value of $785,293 in securities restricted as to resale.

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          LOW DURATION BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   -------------
PREFERRED STOCKS - 0.5%
  Raytheon Co. Trust I, 7.00%
  (Cost $7,762,494)                      145,000      $7,526,979
                                                      ----------

                                                  PAR
                                MATURITY         (000)
                             --------------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 50.2%
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
        2.88%(b)                09/15/05      $119,334      119,181,968
        5.25%(b)                01/15/06        47,875       48,237,079
        1.88%(b)                02/15/06        39,350       38,891,297
  Federal National Mortgage
    Association, Bonds
        2.77%(b)                12/29/06         7,640        7,523,872
  Federal National Mortgage
    Association, Unsecured Notes
        2.71%(b)                01/30/07        44,825       44,073,643
        6.62%                   09/15/09        23,695       26,110,871
  Small Business Administration
    Participation Certificates,
    Series 97, Class A
        3.85%                   08/15/22         1,009          959,618
  U.S. Treasury Bonds
       12.75%(c)                11/15/10        26,700       27,619,895
       10.38%(c)(d)             11/15/12         9,020       10,374,759
  U.S. Treasury Notes
        5.75%                   11/15/05         3,795        3,828,650
        5.88%                   11/15/05         7,050        7,115,544
        1.50%                   03/31/06        19,585       19,301,174
        2.25%(c)                04/30/06        99,580       98,557,015
        2.75%(c)                07/31/06       148,655      147,394,852
        2.50%(c)                10/31/06       103,305      101,836,106
        2.88%(c)                11/30/06        88,935       88,028,308
        3.62%                   06/30/07        33,075       33,054,328

                                                            ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $828,567,466)                                       822,088,979
                                                            -----------
MORTGAGE PASS-THROUGHS - 9.7%
  Federal Home Loan Mortgage
    Corp.
        8.25%                   06/01/09             4            3,797
  Federal Home Loan Mortgage
    Corp. ARM
        5.20%(b)                07/01/20           654          661,423
        3.54%(b)                05/01/34         6,133        6,039,065
        3.35%(b)                07/01/34         1,390        1,375,531
        3.57%(b)                07/01/34         4,510        4,500,960
        4.31%(b)                11/01/34        18,747       18,669,972
  Federal National Mortgage
    Association
        6.50%                   11/01/08           490          506,775
        6.00%                03/12-02/17         1,366        1,419,388
        5.50%                   07/01/18           100          102,625

                                                                   PAR
                                                  MATURITY        (000)          VALUE
                                               --------------   ---------   --------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association 1Year CMT
    5.19%(b)                                      09/01/29      $  136      $   140,646
    4.76%(b)                                      12/01/30         922          955,051
    6.64%(b)                                      12/01/31       1,028        1,077,668
    5.54%(b)                                      08/01/32       1,894        1,920,340
    5.53%(b)                                      01/01/33       4,700        4,709,561
  Federal National Mortgage
    Association ARM
    4.16%(b)                                      10/01/33       1,182        1,181,606
    4.30%(b)                                      01/01/34       1,025        1,025,100
    4.01%(b)                                      04/01/34         982          974,936
    3.93%(b)                                      05/01/34      20,363       20,234,735
    4.56%(b)                                      02/01/35      28,020       28,067,000
    4.88%(b)                                      06/01/35      16,014       16,264,086
    6.16%(b)                                      04/01/40       3,078        3,165,129
  Federal National Mortgage
    Association COFI
    4.82%(b)                                      05/01/27         157          160,609
  Federal National Mortgage
    Association MULTI
    3.60%(b)                                      12/01/09       8,153        8,214,452
  Government National Mortgage
    Association
    7.25%                                         04/15/06           1            1,270
    6.00%                                      12/08-02/11         895          917,089
    6.50%                                         06/15/09         721          743,028
  Government National Mortgage
    Association 1 Year CMT
    3.75%                                         05/20/34      14,755       14,626,193
  Government National Mortgage
    Association II Hybrid
    3.75%                                         06/20/34      21,703       21,513,389

                                                                            ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $158,879,810)                                                       159,171,424
                                                                            -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.3%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
    3.31%(b)
  (Cost $2,505,434)                               02/25/32       2,619        2,482,716
                                                                            -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    3.68%(b)                                      11/25/34      15,673       15,741,749
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
    3.16%(b)                                      10/25/34      17,312       17,420,618
  Countrywide Alternative Loan
    Trust, Series 05-CB, Class
    2A3
    5.50%                                         07/25/35      10,053       10,336,164

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Countrywide Home Loans,
    Series 01-HYB1, Class A1
     4.09%(b)                                  06/19/31          $    199        $   198,232
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     3.58%(b)                                  02/25/35            12,969         12,987,546
  Federal Home Loan Mortgage
    Corp. Strip Notes, Series 19,
    Class F
     2.88%(b)                                  06/01/28             1,412          1,403,795
  Federal Home Loan Mortgage
    Corp., Series 1165, Class LD
     7.00%                                     11/15/21             2,283          2,285,228
  Federal Home Loan Mortgage
    Corp., Series 2642, Class JA
     5.00%                                     11/15/16             6,392          6,417,567
  Federal Home Loan Mortgage
    Corp., Series 2663, Class LA
     5.00%                                     09/15/23             2,781          2,795,704
  Federal Home Loan Mortgage
    Corp., Series 2744, Class PB
     5.50%                                     03/15/26            11,664         11,807,914
  Federal Home Loan Mortgage
    Corp., Series 2996, Class PB
     5.50%                                     05/31/35            12,710         13,131,019
  Federal National Mortgage
    Association, Series 03-27,
    Class TJ
     4.00%                                     10/25/16             2,808          2,801,660
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
     5.75%                                     08/25/34            22,340         22,616,554
  First Republic Mortgage Loan
    Trust, Series 00-FRB1, Class
    A2
     4.20%(b)                                  06/25/30               801            802,341
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    00-1, Class A
     3.61%(b)                                  06/20/24               759            760,193
  Goldman Sachs Mortgage
    Securities Corp., Series
    04-11, Class 2A2
     3.63%(b)                                  12/25/34            14,534         14,567,669
  Government National Mortgage
    Association
     5.00%                                     09/20/21               196            195,730
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
     3.69%                                     08/25/34            22,025         22,025,453
  Merrill Lynch Mortgage
    Investors, Inc., Series 97-B,
    Class A
     2.95%(b)                                  03/15/26             1,799          1,802,872
  MLCC Mortgage Investors, Inc.,
    Series 99-A, Class A
     3.60%(b)                                  03/15/25               935            939,688
  MortgageIT Trust, Series 04-1,
    Class A1
     3.70%(b)                                  11/25/34            19,534         19,618,340
  Residential Accredit Loans, Inc.,
    Series 01-QS19, Class A1
     6.00%                                     12/25/16               586            585,553

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Residential Funding Mortgage
    Securities I, Inc., Series
    04-SRI, Class A1
     5.50%                                     09/25/33          $ 14,017        $14,254,002
  Structured Asset Securities
    Corp., Series 04-3AC, Class
    A2
     4.92%(b)                                  03/25/34            14,795         15,036,690
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     3.61%(b)                                  09/25/34            10,874         10,882,630
  Washington Mutual Mortgage
    Securities Corp., Series
    02-AR1, Class IA1
     4.73%(b)                                  11/25/30             1,167          1,185,610
  Washington Mutual Mortgage
    Securities Corp., Series
    02-AR2, Class 3A1
     5.77%(b)                                  08/25/32               925            924,984

                                                                                 ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $223,784,620)                                                            223,525,505
                                                                                 -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.9%
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
     7.01%                                     05/25/29               653            653,133
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class
    A1
     4.15%                                     12/20/49            13,180         13,176,377
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
     6.03%                                     09/15/30            11,233         11,653,551
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 98-C2, Class A2
     6.30%                                     11/11/30             8,503          9,036,216
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
     6.64%                                     06/15/31            15,354         16,513,107
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36             9,106          9,947,036
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
     6.14%                                     10/18/30            13,119         13,744,852
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    03-C1, Class X2 (IO)
     3.41%(e)                                  01/10/40           268,661          7,961,852
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
     6.41%                                     01/15/10            11,138         11,569,297
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C3, Class XCP (IO)
     3.53%(e)                                  02/15/37            40,827          1,694,541

                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C5, Class XCP (IO)
    2.59%(e)                        04/15/37          $206,427        $ 5,876,543
  Nationslink Funding Corp.,
    Series 99, Class 1
    6.32%                           01/20/31            10,752         11,356,884
  Structured Asset Receivables
    Trust, Series 03-1
    3.18%                           01/21/10            15,993         15,928,188

                                                                      ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $129,657,102)                                                 129,111,577
                                                                      -----------
PROJECT LOANS - 0.0%
  Federal Housing Authority
    7.43%
  (Cost $22,931)                    09/01/22                23             24,316
                                                                      -----------
ASSET BACKED SECURITIES - 24.6%
  Amresco Independence
    Funding, Inc., Series 99-1,
    Class A
    3.75%(b)(f)                     06/15/20             5,571          5,525,814
  Bank One Issuance Trust,
    Series 04-A2, Class A2
    3.25%(b)                        10/15/09            15,000         15,006,441
  BMW Vehicle Owner Trust,
    Series 05-A, Class A3
    4.02%                           02/25/09            14,075         14,102,728
  Business Loan Express, Inc.,
    Series 98-1, Class A
    4.75%(b)(f)                     01/15/25               393            385,589
  Capco America Securitization
    Corp., Series 98-D7, Class
    PS1 (IO)
    8.89%(e)                        10/15/30            35,477          1,403,927
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%(d)                        10/16/06             3,876          3,878,443
  Capital Auto Receivables Asset
    Trust, Series 02-5, Class A4
    2.92%                           04/15/08            16,430         16,334,074
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                           11/15/07            17,055         16,815,241
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                           02/15/08            18,300         18,182,770
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                           07/15/09            12,825         12,844,494
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                           06/15/10            13,875         13,660,909
  Chase Manhattan Auto Owner
    Trust, Series 02-B, Class A4
    4.21%                           01/15/09            12,528         12,555,508
  Citibank Credit Card Issuance
    Trust, Series 03-A2, Class A2
    2.70%                           01/15/06            16,395         16,301,255
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                           01/20/07            17,550         17,193,207
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                           08/24/07            16,700         16,440,649

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  DaimlerChrysler Auto Trust,
    Series 03-B, Class A3
    2.25%                           08/08/07          $ 18,823        $18,738,113
  DaimlerChrysler Auto Trust,
    Series 05-A, Class A2
    3.17%                           09/08/07             6,750          6,728,624
  Epoch, Series 02, Class 2l
    3.49%(b)                        05/30/07             8,500          8,521,250
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                           11/17/08            17,500         17,377,850
  Green Tree Financial Corp.,
    Series 93-4, Class A5
    7.05%                           01/15/19             1,916          2,004,564
  Green Tree Financial Corp.,
    Series 96-8, Class A6
    7.60%                           10/15/27             4,480          4,775,603
  Green Tree Financial Corp.,
    Series 98-6, Class A6
    6.27%                           06/01/30               249            252,041
  Green Tree Financial Corp.,
    Series 99-2, Class A3
    6.08%                           12/01/30             6,771          6,866,118
  Heller Financial Commercial
    Mortgage Asset Corp., Series
    98-1, Class A
    3.62%(b)(f)                     07/15/24             2,849          2,763,862
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A2
    2.52%                           02/15/07            11,276         11,239,478
  Honda Auto Receivables Owner
    Trust, Series 04-2, Class A3
    3.30%                           06/16/08            17,915         17,800,523
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    3.01%                           10/20/08            15,350         15,146,306
  IFC Small Business Adminis-
    tration Loan-Backed
    Certificates, Series 97-1,
    Class A
    4.00%(b)(f)                     01/15/24               993            992,803
  MBNA Master Credit Card Trust,
    Series 99-L, Class A
    3.47%(b)                        03/16/09            21,175         21,241,852
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 96-2, Class A
    3.86%(b)                        04/15/24               253            240,334
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 97-1, Class A
    3.75%(b)                        01/15/25               674            665,875
  The Money Store Small
    Business Administration
    Loan-Backed Securities,
    Series 97-1, Class B
    4.23%(b)                        01/15/25               383            360,096
  Mortgage Capital Funding, Inc.,
    Series 98-MC1, Class X (IO)
    8.50%(e)                        03/18/30            77,065          1,055,560
  Nissan Auto Receivables Owner
    Trust, Series 05-B, Class A3
    3.99%                           07/15/09            15,350         15,366,118

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                       MATURITY             (000)                VALUE
                                    --------------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  PBG Equipment Trust, Series
    00-1A, Class A
    6.27%                              01/20/12           $ 1,793         $ 1,796,119
  PMC Capital Limited
    Partnership, Series 98-1,
    Class A
    4.25%(b)                           04/01/21             3,420           3,478,772
  Sears Credit Account Master
    Trust, Series 00-2, Class A
    6.75%                              09/16/09            10,766          10,832,399
  SLM Student Loan Trust, Series
    05-5, Class A1
    3.46%                              01/25/18            14,075          14,075,000
  SWB Loan Backed Certificates,
    Series 98-1, Class AV
    3.75%(b)                           09/15/24               836             798,208
  USAA Auto Owner Trust, Series
    05-1, Class A2
    3.55%                              09/17/07             9,850           9,830,300
  USAA Auto Owner Trust, Series
    05-1, Class A3
    3.93%                              07/15/09             8,650           8,643,945
  USAA Auto Owner Trust, Series
    05-2, Class A3
    4.07%                              12/15/09            20,750          20,750,000

                                                                          ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $403,881,438)                                                     402,972,762
                                                                          -----------
CORPORATE BONDS - 14.0%
Aerospace - 0.1%
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                              11/16/06             2,225           2,226,691
                                                                          -----------
Banks - 3.4%
  Bank of America Corp., Senior
    Unsecured Notes
    3.25%                              08/15/08             2,175           2,122,398
  Bayerische Landesbank New
    York, Senior Notes
    2.50%                              04/28/06            12,300          12,160,801
  Citigroup, Inc., Senior
    Unsecured Notes
    3.50%                              02/01/08             5,200           5,134,791
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    6.00%                              08/01/08             3,180           3,337,299
  State Street Capital Trust II,
    Capital Securities
    3.77%(b)                           02/15/08             1,700           1,703,331
  U.S. Bank N.A., Subordinated
    Notes
    6.50%                              02/01/08             3,580           3,776,492
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                              05/30/08             3,700           3,575,643
  Wells Fargo & Co., Senior
    Unsecured Notes
    3.51%(b)                           09/15/09            22,515          22,518,828
  Wells Fargo & Co., Unsecured
    Notes
    3.50%                              04/04/08             1,200           1,180,283

                                                                          ===========
                                                                           55,509,866
                                                                          -----------

                                                             PAR
                                       MATURITY             (000)                VALUE
                                    --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Beverages & Bottling - 0.3%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(f)                           10/01/08           $ 4,790         $ 4,712,115
                                                                          -----------
Energy & Utilities - 0.4%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    3.66%                              11/15/06             4,550           4,519,756
  Virginia Electric & Power Co.,
    Senior Unsecured Notes
    5.75%                              03/31/06             2,315           2,344,417

                                                                          ===========
                                                                            6,864,173
                                                                          -----------
Entertainment & Leisure - 0.2%
  Time Warner Cos., Inc.,
    Debentures
    8.18%                              08/15/07             3,354           3,608,129
                                                                          -----------
Finance - 4.2%
  Diageo Capital PLC, Notes
    3.38%                              03/20/08             2,840           2,786,080
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                              01/15/08             9,315           9,183,444
  General Electric Capital Corp.,
    Notes
    8.75%                              05/21/07             5,320           5,762,448
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.00%                              06/15/12               680             740,996
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(b)                        07/07-01/08            34,750          34,845,558
    4.12%                              03/04/08             8,300           8,309,279
  Household Finance Corp.,
    Unsecured Notes
    4.12%                              12/15/08             4,375           4,342,670
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(f)                           07/31/07             1,975           1,952,722
  SLM Corp., Senior Unsecured
    Notes
    3.62%                              03/17/08               650             638,903

                                                                          ===========
                                                                           68,562,100
                                                                          -----------
Food & Agriculture - 1.2%
  General Mills, Inc., Senior
    Unsecured Notes
    6.45%                              10/15/06            11,430          11,758,155
  Kellogg Co., Unsecured Notes
    2.88%                              06/01/08             5,865           5,650,235
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.25%                              06/01/07             2,525           2,572,875

                                                                          ===========
                                                                           19,981,265
                                                                          -----------
Insurance - 0.2%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(b)(f)                        10/22/08             2,540           2,486,685

                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  Prudential Insurance Co., Notes
    6.38%(f)                        07/23/06         $    1,250       $ 1,278,985

                                                                      ===========
                                                                        3,765,670
                                                                      -----------
Pharmaceuticals - 0.5%
  Merck & Co., Inc., Senior
    Unsecured Notes
    5.25%                           07/01/06              1,750         1,771,796
  Merck & Co., Inc., Unsecured
    Notes
    4.73%(b)(f)                     02/22/06              6,800         6,823,916

                                                                      ===========
                                                                        8,595,712
                                                                      -----------
Railroad & Shipping - 0.2%
  Canadian National Railway Co.,
    Senior Notes
    6.45%(b)                        07/15/06              3,970         4,058,964
                                                                      -----------
Real Estate - 0.3%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
    8.25%                           07/15/08              3,945         4,378,102
                                                                      -----------
Retail Merchandising - 0.3%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                           09/01/08                800           853,078
  May Department Stores Co.,
    Unsecured Notes
    3.95%                           07/15/07              4,675         4,642,691

                                                                      ===========
                                                                        5,495,769
                                                                      -----------
Telecommunications - 1.3%
  BellSouth Corp., Unsecured
    Notes
    4.26%(f)                        04/26/06              5,450         5,463,347
  Lenfest Communications, Inc.,
    Senior Notes
    7.62%                           02/15/08              3,850         4,135,073
  Sprint Capital Corp., Senior
    Unsecured Notes
    7.12%                           01/30/06              4,023         4,090,204
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    6.12%                           06/15/07              5,415         5,611,295
  Vodafone Group PLC, Senior
    Unsecured Notes
    3.95%                           01/30/08              1,543         1,538,568

                                                                      ===========
                                                                       20,838,487
                                                                      -----------
Transportation - 0.1%
  Union Pacific Corp., Senior
    Unsecured Notes
    5.75%                           10/15/07              2,025         2,092,094
                                                                      -----------
Yankee - 1.3%
  Province of British Columbia
    5.38%                           10/29/08              1,840         1,928,046
  Province of Quebec, Debentures
    7.00%                           01/30/07              1,910         1,998,122
  Republic of Italy, Unsecured
    Notes
    2.75%                           12/15/06             13,100        12,932,058

                                                         PAR
                                     MATURITY           (000)                VALUE
                                    ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%                           08/01/06         $    2,200       $ 2,239,402

                                                                      ===========
                                                                       19,097,628
                                                                      -----------
TOTAL CORPORATE BONDS
  (Cost $230,646,209)
                                                                      229,786,765
                                                                      -----------
FOREIGN BONDS - 2.9%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                           07/04/34              2,275         3,287,182
    4.00%                           01/04/37              9,175        11,820,199
  Government of New Zealand
    (NZD)
    7.00%                           07/15/09             13,290         9,623,227
    6.00%                           04/15/15              1,855         1,316,980
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                           06/16/15              7,480         5,143,705
  UBS AG (United Kingdom)
    (JPY)
    0.10%                           09/27/05          1,848,000        16,689,203

                                                                      ===========
TOTAL FOREIGN BONDS
  (Cost $48,089,870)                                                   47,880,496
                                                                      -----------
TAXABLE MUNICIPAL BONDS - 0.6%
  New York Sales Tax Asset
    Receivables Corp. Revenue
    Bonds, Series 04, Class B
    3.29%                           10/15/07              2,640         2,602,908
  Texas Public Finance Authority
    Unemployment Compensation
    Obligation Assessment
    Revenue Bonds, Series 03,
    Class B
    2.62%                           06/15/06              7,430         7,353,917

                                                                      ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $10,063,491)
                                                                        9,956,825
                                                                      -----------

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES           VALUE
                                        -----------   ------------------
SHORT TERM INVESTMENTS - 0.0%
  Galileo Money Market Fund
  (Cost $450,441)                        450,441       $      450,441
                                                       --------------
TOTAL INVESTMENTS IN SECURITIES -
  124.3%
  (Cost $2,044,311,306(a))                              2,034,978,785
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (24.3)%
  (including $393,281,024 of
  payable for financing
  transactions)                                          (397,354,531)
                                                       --------------
NET ASSETS - 100.0%                                    $1,637,624,254
                                                       ==============

-------------------

(a) Cost for Federal income tax purposes is $2,044,514,246. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $10,426,641
      Gross unrealized depreciation                                      (19,962,102)
                                                                         -----------
                                                                         $(9,535,461)
                                                                         ===========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Securities, or a portion thereof, subject to financing transactions.
(d) Securities, or a portion thereof, pledged as collateral with a value of
       $4,741,089 on 750 long U.S. Treasury Note futures contracts and 1,975 short U.S. Treasury Note futures contracts and 408 short Euro Bobl futures contracts expiring September 2005 and 220 long Euro-dollar futures expiring December 2005.  The value of such contracts on June 30,
       2005 was $482,019,491, with an unrealized loss of $1,305,265 (including commissions of $7,745).  (e) Rates shown are the effective yields as of June
30, 2005.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 2.0% of its net assets, with a current market value of $32,385,838 in securities restricted as to resale.

                                                                              11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 63.1%
  Federal Home Loan Bank,
    Unsecured Notes
     2.40%                                              03/30/07             $ 6,000         $ 5,855,256
     3.00%                                              04/30/07               5,010           4,936,238
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     2.50%                                              08/24/06               4,525           4,460,157
     2.75%                                              09/15/06               8,100           8,001,536
     3.01%                                           04/07-04/07              10,760          10,613,714
  Federal National Mortgage
    Association, Debentures
     5.88%                                              02/02/06               3,800           3,840,907
  Federal National Mortgage
    Association, Unsecured Notes
     2.10%                                              04/19/06               5,400           5,330,448
     2.00%                                              04/20/06               5,100           5,029,498
     2.75%                                              05/10/06               5,925           5,874,122
     2.80%                                              11/17/06               5,000           4,932,360
     2.71%(b)                                           01/30/07               7,275           7,153,055
     3.00%                                              02/23/07               5,000           4,935,385
     3.53%                                              10/19/07               8,950           8,836,854
     7.12%                                              06/15/10              37,575          42,793,228
     6.62%                                              11/15/10               5,000           5,617,750
     4.75%                                              02/21/13               1,595           1,593,268
     4.12%                                              04/15/14              18,475          18,328,456
  Small Business Administration
    Participation Certificates,
    Series 96-20H, Class 1
     7.25%                                              08/01/16               1,905           2,012,918
  Small Business Administration
    Participation Certificates,
    Series 96-20J, Class 1
     7.20%                                              10/01/16               1,485           1,572,262
  Small Business Administration
    Participation Certificates,
    Series 98-20J, Class 1
     5.50%                                              10/01/18               2,555           2,640,767
  U.S. Treasury Bonds
    12.75%                                              11/15/10               2,275           2,353,381
    10.38%                                              11/15/12              13,700          15,757,672
    12.00%(b)                                           08/15/13              17,600          21,852,882
    10.62%                                              08/15/15              26,000          40,280,708
     9.88%                                              11/15/15               7,700          11,508,489
     8.00%                                              11/15/21               1,475           2,125,325
     6.12%                                              11/15/27               4,365           5,512,519
     5.38%                                              02/15/31                 425             501,500
  U.S. Treasury Inflation Protected
    Notes
     3.00%                                              07/15/12              10,125          12,033,576

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Notes
     5.75%                                              11/15/05             $   555         $   559,921
     1.62%                                              02/28/06               1,180           1,166,034
     2.75%                                              06/30/06              10,880          10,796,278
     7.00%                                              07/15/06              17,175          17,770,079
     2.38%                                              08/15/06               7,775           7,673,560
     2.50%(b)                                           10/31/06              33,100          32,629,351
     3.50%(b)                                        05/07-12/09              20,045          19,971,475
     3.75%                                              05/15/08              15,440          15,473,783
     2.62%                                              03/15/09               2,135           2,057,190
     4.00%                                              06/15/09               1,500           1,516,172
     3.38%                                              10/15/09               3,615           3,564,166
     3.62%                                              01/15/10              13,655          13,590,453
     6.50%                                              02/15/10              16,505          18,419,200
     4.25%(b)                                           11/15/14               9,865          10,096,601
     4.12%                                              05/15/15              17,250          17,502,005

                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $433,689,177)
                                                                                             439,070,499
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 25.4%
  Federal Home Loan Mortgage
    Corp.
     9.00%                                              12/01/09                 455             481,302
  Federal Home Loan Mortgage
    Corp. ARM
     3.54%(c)                                           05/01/34               4,260           4,195,041
     3.57%(c)                                           07/01/34               4,398           4,389,534
     3.74%(c)                                           07/01/34               2,529           2,480,877
     4.41%(c)                                           11/01/34               3,298           3,313,695
     4.34%(c)                                           03/01/35              10,037           9,992,159
     4.78%(c)                                           03/01/35              11,988          11,983,494
     4.79%(c)                                           04/01/35              11,896          11,978,754
  Federal National Mortgage
    Association
     8.00%                                           04/08-06/08                 771             796,121
     6.50%                                           05/08-12/29               3,775           3,914,593
     8.50%                                           02/09-08/09                 837             872,735
     9.00%                                           05/09-04/16                 746             787,651
     6.00%                                              04/01/16                   6               6,029
     7.00%                                           01/17-04/32               1,921           2,017,572
     5.00%                                           06/18-06/23               3,499           3,534,703
     4.50%                                              10/01/18               1,257           1,252,442
     5.50%                                              01/01/24               1,102           1,124,463
     7.50%                                              07/01/29                 814             871,540
     4.77%                                              07/01/35               7,386           7,423,654
     4.95%                                              07/01/35              15,952          16,119,975

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
     6.09%(c)                                  10/01/08          $ 6,733         $ 7,032,974
     4.47%(c)                                  12/01/32            5,755           5,803,578
     4.01%(c)                                  04/01/34            2,311           2,295,161
     3.88%(c)                                  05/01/34            2,665           2,651,248
     4.43%(c)                                  06/01/34            9,441           9,473,172
     3.72%(c)                                  07/01/34            3,610           3,533,645
     4.50%(c)                                  07/01/34           11,533          11,588,159
     4.65%(c)                                  02/01/35           15,016          15,113,928
  Federal National Mortgage
    Association Hybrid, ARM
     3.48%(c)                                  06/01/34            2,997           2,993,462
  Federal National Mortgage
    Association Multi-Family
     6.54%(c)                                  12/01/18              559             574,569
  Government National Mortgage
    Association
     6.00%                                     02/15/11              527             540,360
     9.50%                                     09/15/19               46              50,896
     4.50%                                     02/20/35            5,149           5,158,795
     5.00%                                     05/20/35           11,099          11,220,733
  Government National Mortgage
    Association II Hybrid
     3.75%(c)                                  06/20/34            3,517           3,486,650
     3.50%                                     07/20/34            8,096           7,961,205
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(d)                                  06/15/21            3,033              86,767

                                                                                 ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $176,074,526)                                                            177,101,636
                                                                                 -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.1%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
     3.31%(c)
  (Cost $641,757)                              02/25/32              694             657,395
                                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     3.68%(c)                                  11/25/34            2,914           2,927,082
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-33, Class 4A1
     6.50%                                     04/25/16               50              50,205
  Deutsche Mortgage Securities,
    Inc., Series 04-4, Class 3AR1
     3.76%                                     06/25/34            1,390           1,367,780
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
     6.00%                                     09/15/07              132             132,841
  Federal Home Loan Mortgage
    Corp., Series 2668, Class AD
     4.00%                                     01/15/15            2,550           2,540,038
  Federal Home Loan Mortgage
    Corp., Series 2718, Class MR
     4.00%                                     08/15/13            2,618           2,612,294
  Federal Home Loan Mortgage
    Corp., Series 2730, Class PA
     3.75%                                     03/15/11            3,839           3,836,807
  Federal Home Loan Mortgage
    Corp., Series 2748, Class LJ
     4.00%                                     03/15/10            2,473           2,474,703

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage
    Corp., Series 2990, Class WF
     3.79%(c)                                  02/15/35          $ 4,190         $ 4,203,094
  Federal National Mortgage
    Association, Series 01-35,
    Class VC
     6.50%                                     07/25/31            4,356           4,398,128
  Federal National Mortgage
    Association, Series 01-T2,
    Class B
     6.02%                                     11/25/10            3,600           3,907,430
  Federal National Mortgage
    Association, Series 04-W10,
    Class A1
     5.75%                                     08/25/34            3,552           3,596,198
  Federal National Mortgage
    Association, Series 05-29,
    Class JB
     4.50%                                     04/25/35            8,849           8,932,535
  GSR Mortgage Loan Trust,
    Series 04-9, Class 3A1
     3.69%                                     08/25/34            3,331           3,330,802
  MortgageIT Trust, Series 04-1,
    Class A1
     3.70%(c)                                  11/25/34            3,224           3,237,489
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     3.61%(c)                                  09/25/34            1,748           1,749,599
  Summit Mortgage Trust, Series
    00-1, Class B1
     6.06%(c)                                  12/28/12               97              97,374
  Washington Mutual Mortgage
    Securities Corp., Series
    03-AR4, Class A6
     3.42%(c)                                  05/25/33            4,350           4,282,254

                                                                                 ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $53,704,074)
                                                                                  53,676,653
                                                                                 -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.7%
  Bear Stearns Commercial
    Mortgage Securities, Series
    02-TOP6, Class A1
     5.92%                                     10/15/36            2,371           2,491,239
  Bear Stearns Commercial
    Mortgage Securities, Series
    04-PWR4, Class A1
     4.36%                                     06/11/41            2,226           2,236,212
  Chase Commercial Mortgage
    Securities Corp., Series 98-2,
    Class A1
     6.02%                                     11/18/30              600             607,935
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
     7.20%                                     10/15/32            3,640           4,102,795
  First Union-Chase Commercial
    Mortgage Trust, Series 99-C2,
    Class A2
     6.64%                                     06/15/31            6,125           6,587,390
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
     8.26%(d)                                  07/15/27           10,948             476,553

                                               13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%                             08/15/36           $1,453         $1,587,545
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIBC, Class A3
    6.26%                             03/15/33            1,650          1,799,754
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
    6.41%                             01/15/10            2,262          2,349,641
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C7, Class A3
    5.64%                             12/15/25            3,860          3,998,789
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C2, Class A2
    3.25%                             03/15/29            2,100          2,031,791
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C4, Class A1
    3.82%                             06/15/29            2,451          2,437,949
  Morgan Stanley Dean Witter
    Capital I, Series 99-WF1,
    Class A1
    5.91%                             11/15/31              461            463,985
  Morgan Stanley Dean Witter
    Capital I, Series 02-TOP7,
    Class A1
    5.38%                             01/15/39            3,535          3,671,364
  Wachovia Bank Commercial
    Mortgage Trust, Series 03-C5,
    Class A1
    2.99%                             06/15/35            2,597          2,467,572
  Wachovia Bank Commercial
    Mortgage Trust, Series
    04-C12, Class A1
    3.40%                             07/15/41            2,447          2,408,696

                                                                        ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $39,638,540)                                                    39,719,210
                                                                        ----------
PROJECT LOANS - 0.4%
  Federal Housing Authority,
    Merrill Lynch Project, Series
    29, Class 1A1
    7.43%                             06/01/22              454            473,150
  Federal Housing Authority, USGI
    Project, Series 56
    7.46%                             01/01/23            1,315          1,374,750

                                                                        ==========
TOTAL PROJECT LOANS
  (Cost $1,808,702)                                                      1,847,900
                                                                        ----------
ASSET BACKED SECURITIES - 6.5%
  Boston Edison Co., Series 99-1,
    Class A4
    6.91%                             09/15/09            4,475          4,623,660
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%                             10/16/06            1,261          1,261,662
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                             07/15/09            5,325          5,333,094

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Chase Credit Card Master Trust,
    Series 03-6, Class A
    3.33%                             02/15/11           $6,750         $6,770,950
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                             06/15/10            2,225          2,190,668
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                             08/24/07            2,700          2,658,069
  Green Tree Financial Corp.,
    Series 97-5, Class A7
    7.13%                             05/15/29            2,217          2,443,958
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%(e)                          09/15/09            3,000          2,938,125
  MBNA Credit Card Master Notes
    Trust, Series 03-A1, Class A1
    3.30%                             07/15/10            6,700          6,585,630
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
    3.37%(c)                          07/15/25            1,110          1,102,487
  SLM Student Loan Trust, Series
    04-2, Class A2
    3.19%                             04/25/13            5,895          5,892,970
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(c)                          01/21/09            2,798          2,781,558
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%                             05/15/25              940            949,566

                                                                        ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $45,318,197)                                                    45,532,397
                                                                        ----------
CORPORATE BONDS - 3.2%
Banks - 0.7%
  Depfa Bank PLC, Senior Notes
    4.25%                             08/16/10            3,850          3,866,444
                                                                        ----------
Finance - 1.7%
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                             01/15/08            6,650          6,696,151
  Private Export Funding Corp.,
    Senior Unsecured Notes
    3.38%                             02/15/09            5,250          5,160,976

                                                                        ==========
                                                                        11,857,127
                                                                        ----------
Oil & Gas - 0.4%
  ENSCO Offshore Co.
    6.36%                             12/01/15            2,433          2,658,272
                                                                        ----------
Yankee - 0.4%
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
    4.62%                             04/21/15            2,800          2,862,887
                                                                        ----------
TOTAL CORPORATE BONDS
  (Cost $20,991,510)
                                                                        21,244,730
                                                                        ----------

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                PAR/SHARES
                                   MATURITY       (000)          VALUE
                                  ----------   -----------   -------------
TAXABLE MUNICIPAL BONDS - 1.0%
  Stanislaus County, California
    Taxable Pension Obligation
    Refunding Revenue Bonds,
    Series 95
    7.15%                         08/15/13     $3,490        $3,884,055
  United States Department of
    Housing and Urban
    Development, Section 108
    Government Guaranteed
    Participation Certificates,
    Series HUD 2003-A
    4.44%                         08/01/11      2,099         2,136,625

                                                             ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,589,000)                                           6,020,680
                                                             ----------
SHORT TERM INVESTMENTS - 0.7%
  Galileo Money Market Fund
  (Cost $5,014,181)                             5,014         5,014,181
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -  113.8%
  (Cost $782,469,664(a))                                                 789,885,281

                                            NUMBER OF
                                            CONTRACTS
                                        -----------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05
  (Premiums received $83,111)                   (206)          (67,594)
                                                               -------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $94,760)                               2,060(f)        110,644
                                                               -------
CALL SWAPTIONS WRITTEN - (0.2)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                     (970)(f)      (638,066)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                            (390)(f)      (337,350)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (1,080)(f)      (614,844)

                                                              ========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,158,410)                            (1,590,260)
                                                            ----------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $43,726)                                  92            18,688
                                                            ----------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                       (970)(f)      (274,898)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                            (390)(f)      (100,620)
  Union Bank of Switzerland,
    Strike Price 5.75, Expires
    09/23/05                                  (2,300)(f)          (230)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (1,080)(f)      (489,132)

                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,658,660)                              (864,880)
                                                            ----------

                                                                               VALUE
                                                                         -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (13.5)%
  (including $77,235,667 of payable for financing
    transactions)                                                        $(93,871,017)
                                                                         ------------
NET ASSETS - 100.0%                                                      $693,620,862
                                                                         ============

-------------------

(a) Cost for Federal income tax purposes is $782,716,514. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $13,074,622
      Gross unrealized depreciation                                      (5,905,855)
                                                                         -----------
                                                                         $7,168,767
                                                                         ===========

(b) Securities, or a portion thereof, subject to financing transactions.
  (c) Rates shown are the rates as of June 30, 2005.
(d) Rates shown are the effective yields as of June 30, 2005.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $2,938,125 on 475 long U.S. Treasury Note futures contracts and 1090 short U.S. Treasury Note futures contracts and 70 short U.S. Treasury
       Bond futures contracts expiring September 2005 and 39 long Euro-dollar contracts expiring December 2005.  The value of such contracts on June
       30, 2005 was $190,263,868, with an unrealized loss of $409,266
       (including commissions of $4,022).
  (f) Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERMEDIATE BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 43.8%
  Federal Home Loan Mortgage
    Corp. Gold, Unsecured Notes
     4.12%                                              02/24/11             $ 9,890         $ 9,782,110
  Federal Home Loan Mortgage
    Corp., Unsecured Notes
     2.60%                                              08/07/06               5,955           5,879,235
     3.75%                                              02/27/09              10,025           9,945,632
     5.00%                                              10/27/14               5,500           5,541,178
  Federal National Mortgage
    Association, Subordinated
    Notes
     4.62%                                              05/01/13               1,960           1,983,430
  Federal National Mortgage
    Association, Unsecured Notes
     2.15%                                              04/13/06               9,875           9,754,328
     2.74%(b)                                           05/05/06               8,030           7,961,625
     1.75%                                              06/16/06               4,175           4,096,297
     2.71%(b)(c)                                        01/30/07               9,625           9,463,666
     5.50%                                              03/15/11               4,000           4,290,596
     4.75%                                              02/21/13              10,740          10,728,336
  Small Business Administration
    Participation Certificates,
    Series 92-20H, Class 1
     7.40%                                              08/01/12                 692             724,886
  Small Business Administration
    Participation Certificates,
    Series 96-20H, Class 1
     7.25%                                              08/01/16               2,172           2,295,433
  Small Business Administration,
    Series 01-P10, Class B-1
     6.34%                                              08/01/11               2,499           2,631,273
  Small Business Investment Cos.
    Pass-Through, Series
    97-P10D, Class 1
     6.51%                                              11/10/07                  93              96,435
  U.S. Treasury Bonds
    10.38%(c)(d)                                        11/15/12               4,545           5,227,636
     8.12%                                              08/15/19               6,475           9,175,276
     8.75%                                              08/15/20               2,825           4,250,744
     8.00%                                              11/15/21               3,575           5,151,210
     6.12%                                              11/15/27               1,950           2,462,637
  U.S. Treasury Inflation Protected
    Notes
     3.00%                                              07/15/12              14,625          17,381,832
  U.S. Treasury Notes
     2.50%                                              09/30/06               1,550           1,529,414
     3.00%                                              12/31/06                  25              24,770
     3.75%(c)                                           03/31/07              23,100          23,135,181
     3.50%(c)                                        05/07-12/09              76,275          76,012,315
     3.38%                                           02/08-10/09              26,735          26,361,873
     4.00%                                           06/09-02/15              47,780          48,149,049
     3.88%                                              05/15/10               1,285           1,292,328
     3.62%                                              06/15/10               9,405           9,363,853
     5.75%                                              08/15/10                 975           1,065,607
     5.00%                                           02/11-08/11               2,180           2,320,480
     4.25%(c)                                           11/15/14              37,425          38,303,627
     4.12%(c)                                           05/15/15              36,920          37,459,364

                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $391,208,807)                                                                        393,841,656
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 2.1%
  Federal Home Loan Mortgage
    Corp.
     3.00%                                              04/19/07               7,820           7,711,193

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Federal Home Loan Mortgage
    Corp. Gold
     7.25%                                              12/01/06             $     0         $        70
  Federal National Mortgage
    Association
     8.50%                                              08/01/09                 194             197,359
     6.00%                                           05/16-02/17                 750             775,363
     5.50%                                              07/01/18                 500             513,125
  Federal National Mortgage
    Association ARM
     4.01%(b)                                           04/01/34               7,282           7,230,772
  Government National Mortgage
    Association
     7.25%                                              04/15/06                   3               3,482
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(e)                                           06/15/21               4,877             139,528
  Structured Asset Securities
    Corp., Series 03-AL1, Class A
     3.36%                                              04/25/31               2,938           2,707,312

                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $19,417,760)
                                                                                              19,278,204
                                                                                             -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
  Federal National Mortgage
    Association Grantor Trust,
    Series 02-T6, Class A1
     3.31%(b)
  (Cost $1,802,381)                                     02/25/32               1,948           1,846,301
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.4%
  Bear Stearns Mortgage Trust,
    Series 04-12, Class 1A1
     3.66%(b)                                           01/25/35               1,250           1,252,270
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
     3.68%(b)                                           11/25/34               8,747           8,785,333
  Bear Stearns Mortgage Trust,
    Series 04-7, Class 4A
     3.16%(b)                                           10/25/34               8,507           8,560,144
  Countrywide Home Loans,
    Series 04-29, Class 1A1
     3.58%(b)                                           02/25/35               8,241           8,252,677
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-33, Class 4A1
     6.50%                                              04/25/16                 135             136,137
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
     6.00%                                              09/15/07                 245             246,705
  Federal Home Loan Mortgage
    Corp., Series 96T-2, Class A
     7.00%                                              01/25/21                 838             840,204
  Federal National Mortgage
    Association, Series 89-16,
    Class B (PO)
    13.92%(e)                                           03/25/19                 131             110,941
  Federal National Mortgage
    Association, Series 05-29,
    Class AT
     4.50%                                              04/25/35               3,090           3,090,834
  Federal National Mortgage
    Association, Series 05-29,
    Class WB
     4.75%                                              04/25/35               3,580           3,642,113

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 05-57,
    Class FG
     3.56%                                     05/25/35          $ 4,160         $4,175,600
  Federal National Mortgage
    Association, Series 05-62,
    Class CQ
     4.75%                                     07/25/35            3,791          3,809,955
  First Republic Mortgage Loan
    Trust, Series 00-FRB1, Class
    A2
     4.20%(b)                                  06/25/30            1,394          1,395,964
  GSAA Home Equity Trust,
    Series 04-8, Class A3A
     3.68%(b)                                  09/25/34            1,620          1,626,554
  MortgageIT Trust, Series 04-1,
    Class A1
     3.70%(b)                                  11/25/34           10,190         10,233,828
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     3.61%(b)                                  09/25/34            6,614          6,619,522
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
     4.87%(b)                                  06/25/34           10,956         10,850,974
  Summit Mortgage Trust, Series
    00-1, Class B1
     6.06%(b)                                  12/28/12              162            162,046
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5,
    Class A1
     4.53%(b)                                  04/01/34           11,315         11,357,915

                                                                                 ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $84,641,869)                                                             85,149,716
                                                                                 ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 5.8%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
     6.50%                                     04/15/36            4,950          5,446,284
  Bayview Financial Acquisition
    Trust, Series 98-1, Class A1
     7.01%                                     05/25/29              411            410,667
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
     7.32%                                     10/15/32            4,630          5,211,336
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
     6.03%                                     09/15/30            5,761          5,976,691
  Commercial Mortgage
    Pass-Through, Series 00-C1,
    Class A2
     7.42%                                     08/15/33            4,220          4,713,982
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
     7.20%                                     10/15/32            4,430          4,993,237
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97
     7.43%                                     02/21/21              505            526,431

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
     8.26%(e)                                  07/15/27          $16,388         $  713,351
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36            4,494          4,909,542
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
     7.46%                                     08/16/33            4,690          5,288,323
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A1
     7.10%                                     10/15/32            2,951          3,045,457
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
     6.41%                                     01/15/10            4,838          5,025,289
  NationsLink Funding Corp.,
    Series 99-SL, Class A6
     6.61%                                     04/10/07            4,207          4,248,743
  NYC Mortgage Loan Trust,
    Series 96, Class A1
     6.75%                                     06/25/11            1,886          1,938,428

                                                                                 ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $52,467,776)                                                             52,447,761
                                                                                 ----------
PROJECT LOANS - 0.1%
  Federal Housing Authority, USGI
    Project, Series 56
     7.46%
  (Cost $1,302,341)                            01/01/23            1,294          1,352,214
                                                                                 ----------
CERTIFICATE OF DEPOSIT - 0.5%
  State Street Bank & Trust,
    Deposit Notes
     3.33%(b)                                  12/11/06            2,075          2,074,972
  SunTrust Bank, Inc.
     4.42%                                     06/15/09            1,375          1,378,162

                                                                                 ==========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $3,449,403)                                                               3,453,134
                                                                                 ----------
ASSET BACKED SECURITIES - 8.6%
  Amresco Independence
    Funding, Inc., Series 00-1,
    Class A
     3.40%(b)                                  01/15/27            1,498          1,483,496
  Boston Edison Co., Series 99-1,
    Class A4
     6.91%                                     09/15/09            5,500          5,682,710
  Chase Issuance Trust, Series
    04-A9, Class A9
     3.22%                                     06/15/10            6,100          6,005,877
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
     2.55%                                     01/20/07            7,880          7,719,800

                                               17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                            08/24/07          $ 8,375         $8,244,936
  DaimlerChrysler Auto Trust,
    Series 04-5, Class A3
    3.18%                            09/08/08            7,300          7,246,783
  Epoch, Series 02, Class 2l
    3.49%(b)                         05/30/07            4,900          4,912,250
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%(d)                         10/15/27            1,411          1,510,918
  IFC Small Business Adminis-
    tration Loan-Backed
    Certificates, Series 97-1,
    Class A
    4.00%(b)                         01/15/24              698            698,252
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                            09/15/09            7,900          7,737,061
  MBNA Master Credit Card Trust,
    Series 96-G, Class A
    3.40%(b)                         12/15/08            4,415          4,423,044
  The Money Store Small
    Business Administration Loan
    Trust, Series 97-2, Class A
    3.80%(b)                         02/15/29              785            759,367
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
    3.37%(b)                         07/15/25            2,019          2,004,522
  PBG Equipment Trust, Series
    00-1A, Class A
    6.27%                            01/20/12            1,569          1,570,965
  PMC Capital Limited
    Partnership, Series 98-1,
    Class A
    4.25%(b)                         04/01/21            1,131          1,150,417
  SLM Student Loan Trust, Series
    05-5, Class A1
    3.46%                            01/25/18            7,475          7,475,000
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(b)                         01/21/09            5,799          5,765,002
  SWB Loan-Backed Certificates,
    Series 99-1, Class A
    7.38%                            05/15/25            2,002          2,021,657

                                                                       ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $76,404,803)                                                   76,412,057
                                                                       ----------
CORPORATE BONDS - 42.2%
Aerospace - 0.7%
  Lockheed Martin Corp.,
    Debentures
    7.65%                            05/01/16            1,340          1,665,438
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06            1,445          1,446,098
    7.12%                            02/15/11              935          1,057,452
  Raytheon Co., Senior Notes
    6.75%                            08/15/07            1,752          1,837,985

                                                                       ==========
                                                                        6,006,973
                                                                       ----------
Banks - 13.7%
  American Express Bank Ltd.,
    Bank Notes
    3.35%(b)                         11/21/07            3,150          3,149,906

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                            06/30/08          $    60         $   57,392
  Bank of America Corp., Senior
    Unsecured Notes
    3.25%                            08/15/08            3,100          3,025,025
  Bank of America Corp.,
    Subordinated Notes
    7.20%                            04/15/06              795            812,837
    7.80%                            02/15/10            1,115          1,275,254
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                            02/01/08            1,400          1,388,680
  Bank One N.A., Senior Bank
    Notes
    5.50%                            03/26/07            1,385          1,420,068
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                            01/15/08            2,325          2,305,191
  BankBoston N.A., Subordinated
    Bank Notes
    6.38%                            04/15/08            2,575          2,719,146
  BankBoston N.A., Subordinated
    Notes
    7.00%                            09/15/07              450            477,237
  Barclays Bank PLC,
    Subordinated Notes
    7.38%(f)                         06/29/49            1,500          1,727,566
  Citigroup, Inc., Senior
    Unsecured Notes
    5.75%                            05/10/06            2,150          2,182,194
    5.00%                            03/06/07            2,690          2,735,703
  Citigroup, Inc., Subordinated
    Notes
    7.75%                            06/15/06            3,480          3,593,090
    6.38%                            11/15/08            1,710          1,823,272
  Citigroup, Inc., Unsecured Notes
    4.12%                            02/22/10            6,585          6,563,533
  Depfa ACS Bank, Senior Notes
    3.62%                            10/29/08            5,150          5,088,509
  Deutsche Bank AG, Deposit
    Notes
    3.84%                            03/15/07            1,975          1,971,682
  Firstar Bank N.A., Subordinated
    Notes
    7.80%(b)                         07/05/10            2,600          2,600,000
  Fleet National Bank,
    Subordinated Bank Notes
    5.75%                            01/15/09              900            947,898
  Fleetboston Financial Corp.,
    Senior Unsecured Notes
    3.85%                            02/15/08              685            678,787
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.75%(f)                         09/30/08            1,360          1,348,825
  HSBC Bank USA, Subordinated
    Notes
    3.87%                            06/07/07           10,900         10,874,930
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                            10/16/06              750            738,038
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                            05/30/07            8,210          8,381,589

18

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    6.25%                               02/15/11           $ 1,500         $ 1,623,722
  Landeskreditbank
    Baden-Wurttemberg-
    Forderbank, Unsecured Notes
    3.42%                               07/27/06            19,090          18,996,077
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                               10/15/07             1,485           1,473,966
    4.00%                               10/15/08             1,100           1,094,058
  Swedish Export Credit Corp.,
    Unsecured Notes
    3.50%                               01/15/08             6,625           6,549,276
  U.S. Bank N.A., Senior Bank
    Notes
    2.40%                               03/12/07             4,560           4,443,629
    3.75%                               02/06/09               850             839,384
  U.S. Bank N.A., Subordinated
    Notes
    6.30%                               07/15/08             1,360           1,445,517
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                               05/30/08             1,915           1,850,637
  UBS Preferred Funding Trust I,
    Capital Securities
    8.62%(b)                            10/29/49               475             564,358
  Wachovia Corp., Subordinated
    Notes
    5.62%                               12/15/08             2,150           2,260,160
  Wachovia Corp., Unsecured
    Notes
    4.95%                               11/01/06             3,000           3,032,109
  Wells Fargo & Co., Senior
    Unsecured Notes
    5.90%                               05/21/06             1,600           1,625,794
    5.25%                               12/01/07             1,700           1,746,944
    4.00%                               08/15/08             2,250           2,247,458
    4.20%                               01/15/10             4,425           4,431,770
  World Savings Bank, Unsecured
    Notes
    4.12%                               03/10/08             1,375           1,374,028

                                                                           ===========
                                                                           123,485,239
                                                                           -----------
Beverages & Bottling - 0.1%
  Cadbury Schweppes PLC,
    Unsecured Notes
    3.88%(f)                            10/01/08               460             452,520
                                                                           -----------
Broadcasting - 0.6%
  Cox Communications, Inc.,
    Senior Unsecured Notes
    7.75%                               11/01/10               295             334,017
    7.12%                               10/01/12               900           1,009,280
  Cox Communications, Inc.,
    Unsecured Notes
    5.45%                               12/15/14               455             464,407
  News America, Inc., Unsecured
    Notes
    5.30%                               12/15/14             2,550           2,618,212
  Viacom, Inc., Senior Unsecured
    Notes
    6.62%                               05/15/11               720             773,356

                                                                           ===========
                                                                             5,199,272
                                                                           -----------

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Construction - 0.1%
  Lennar Corp., Senior Unsecured
    Notes
    5.60%(f)                            05/31/15           $   820         $   841,076
                                                                           -----------
Energy & Utilities - 1.6%
  American Electric Power Co.,
    Senior Notes
    5.75%                               08/16/07             1,205           1,213,413
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    3.66%                               11/15/06             2,250           2,235,044
    5.12%                               12/15/09               455             466,466
  Nisource Finance Corp.,
    Unsecured Notes
    3.85%(b)                            11/23/09             2,450           2,461,123
  PECO Energy Co., First
    Refunding Mortgages
    5.95%                               11/01/11             1,900           2,044,355
  Scottish Power PLC, Unsecured
    Notes
    4.90%                               03/15/10             2,300           2,333,313
  TXU Corp., Senior Unsecured
    Notes
    4.80%(f)                            11/15/09             2,400           2,356,248
  Virginia Electric and Power Co.,
    Unsecured Notes
    5.73%                               11/25/08             2,514           2,620,242

                                                                           ===========
                                                                            15,730,204
                                                                           -----------
Entertainment & Leisure - 0.7%
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                            11/05-05/07             2,440           2,494,473
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                               08/01/13               735             877,017
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                               04/15/11             1,610           1,784,178
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                               07/01/13               300             367,902
  The Walt Disney Co., Senior
    Unsecured Notes
    6.20%                               06/20/14               475             527,304

                                                                           ===========
                                                                             6,050,874
                                                                           -----------
Finance - 10.4%
  American Express Co., Senior
    Unsecured Notes
    4.38%                               07/30/09               890             896,995
  American Honda Finance Corp.,
    Senior Unsecured Notes
    4.50%(f)                            05/26/09             2,100           2,128,161
  Archstone-Smith Trust Corp.,
    Senior Unsecured Notes
    5.00%                               08/15/07               850             862,554
    3.00%                               06/15/08               925             889,665
  Associates Corp. of North
    America, Senior Notes
    6.25%                               11/01/08             2,000           2,127,902
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    3.25%                               03/25/09             3,500           3,379,670

                                               19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.40%                                       07/02/07             $ 2,400         $2,371,344
    4.12%(f)                                    01/15/10               2,565          2,546,927
  Cable and Wireless Optus
    Finance Ltd., Unsecured
    Notes
    8.00%(f)                                    06/22/10               1,425          1,666,153
  CitiFinancial Credit Co.,
    Unsecured Notes
    6.62%                                       11/15/06               2,675          2,772,707
  Credit Suisse First Boston USA,
    Inc., Unsecured Notes
    4.70%                                       06/01/09               2,075          2,109,196
  Diageo Capital PLC, Notes
    3.38%                                       03/20/08               1,860          1,824,686
  Eksportfinans ASA, Unsecured
    Notes
    4.38%                                       07/15/09               6,550          6,648,643
  General Electric Capital Corp.,
    Unsecured Notes
    5.38%                                       03/15/07                 950            970,588
    3.45%(b)                                 07/07-01/08              10,785         10,845,004
    3.50%                                       08/15/07               3,820          3,775,497
    4.12%                                    03/08-09/09              12,300         12,285,727
    3.60%(b)                                    10/15/08               7,370          7,245,948
  The Goldman Sachs Group,
    Inc., Unsecured Notes
    4.75%                                       07/15/13               2,000          1,998,326
  Household Finance Corp.,
    Senior Unsecured Notes
    7.20%                                       07/15/06               1,975          2,035,915
    5.75%                                       01/30/07                 500            512,848
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                                       02/05/06                 625            635,181
  Lehman Brothers Holdings, Inc.,
    Unsecured Notes
    4.00%                                       01/22/08               3,125          3,118,375
  Morgan Stanley, Unsecured
    Notes
    4.00%                                       01/15/10               3,400          3,345,192
  Nationwide Building Society,
    Unsecured Notes
    2.62%(f)                                    01/30/07               2,045          2,001,705
    4.25%(f)                                    02/01/10                 350            348,531
  Principal Life Global Funding I,
    Unsecured Notes
    3.62%(f)                                    04/30/08               1,085          1,069,170
  Prudential Financial, Inc., Senior
    Unsecured Notes
    3.75%                                       05/01/08               1,375          1,359,078
  Prudential Funding LLC, Senior
    Unsecured Notes
    6.60%(f)                                    05/15/08                 810            860,722
  SLM Corp., Senior Unsecured
    Notes
    3.62%                                       03/17/08               4,200          4,128,298
  SP Power Assets Ltd.,
    Unsecured Notes
    3.80%(f)                                    10/22/08               1,325          1,304,078

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Swedbank, Capital Securities
    7.50%(b)(f)                                 09/29/49             $ 2,200         $2,628,802
  Washington Mutual Finance
    Corp., Senior Unsecured
    Notes
    6.25%                                       05/15/06               2,750          2,803,182

                                                                                     ==========
                                                                                     93,496,770
                                                                                     ----------
Food & Agriculture - 1.2%
  General Mills, Inc., Senior
    Unsecured Notes
    6.45%                                       10/15/06               1,270          1,306,462
    5.12%                                       02/15/07               5,190          5,270,237
  Kellogg Co., Unsecured Notes
    2.88%                                       06/01/08               1,125          1,083,805
  Kraft Foods, Inc., Senior
    Unsecured Notes
    4.00%                                       10/01/08               2,150          2,133,101
  Sara Lee Corp., Unsecured
    Notes
    6.25%                                       09/15/11                 900            965,059

                                                                                     ==========
                                                                                     10,758,664
                                                                                     ----------
Insurance - 1.7%
  Allstate Financial Global
    Funding, Unsecured Notes
    5.25%(f)                                    02/01/07               1,430          1,455,995
  ASIF Global Financing,
    Unsecured Notes
    3.90%                                       10/22/08                 320            313,282
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(f)                                    07/15/08               2,535          2,419,513
  Metlife, Inc., Unsecured Notes
    5.00%                                       06/15/15               1,825          1,854,786
  Metropolitan Life Global
    Funding, Inc., Senior Notes
    4.50%(f)                                    05/05/10                 525            528,775
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    2.60%(f)                                    06/19/08               1,540          1,486,148
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(f)                                    07/30/09               1,075          1,078,494
  New York Life Global Funding,
    Unsecured Notes
    3.88%(f)                                    01/15/09               2,945          2,921,434
  Protective Life Corp., Secured
    Trust, Secured Notes
    3.70%                                       11/24/08                 680            669,399
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(f)                                    01/22/08               3,000          2,981,208

                                                                                     ==========
                                                                                     15,709,034
                                                                                     ----------
Medical & Medical Services - 0.5%
  United Health Group, Inc.,
    Unsecured Notes
    3.38%                                       08/15/07                 660            650,443

20

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
     6.38%                              06/15/06           $2,750         $2,809,045
  WellPoint, Inc., Unsecured
    Notes
     3.50%                              09/01/07              630            621,133

                                                                          ==========
                                                                           4,080,621
                                                                          ----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
     5.45%                              06/15/14              625            656,089
                                                                          ----------
Metal & Mining - 0.1%
  Noranda, Inc., Unsecured Notes
     5.50%                              06/15/17              675            672,508
                                                                          ----------
Motor Vehicles - 0.4%
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
     4.88%                              06/15/10            2,000          1,990,620
     6.50%                              11/15/13              475            514,049
  General Motors Acceptance
    Corp., Unsecured Notes
     4.60%                              09/23/08            1,450          1,340,509

                                                                          ==========
                                                                           3,845,178
                                                                          ----------
Oil & Gas - 2.3%
  Anadarko Petroleum Corp.,
    Senior Unsecured Notes
     3.25%                              05/01/08            1,600          1,557,485
  Atlantic Richfield Co.,
    Debentures
    10.88%                              07/15/05            2,960          2,965,655
  Encana Corp.(Canada), Senior
    Unsecured Notes
     4.75%                              10/15/13            1,410          1,414,540
  Encana Corp., Unsecured Notes
     4.60%                              08/15/09              175            176,478
  Occidental Petroleum Corp.,
    Senior Unsecured Notes
     6.75%                              01/15/12              980          1,103,970
  Ocean Energy, Inc., Senior
    Unsecured Notes
     4.38%                              10/01/07            1,660          1,660,398
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
     5.75%(f)                           12/15/15              545            539,550
  Texas Eastern Transmission
    LLP, Senior Unsecured Notes
     5.25%                              07/15/07            1,590          1,617,714
  Tosco Corp., Senior Notes
     7.62%                              05/15/06            2,525          2,597,947
  Tosco Corp., Senior Unsecured
    Notes
     7.25%                              01/01/07              805            838,115
  Union Pacific Resources, Inc.,
    Debentures
     7.38%                              05/15/06            5,845          6,000,243

                                                                          ==========
                                                                          20,472,095
                                                                          ----------

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Pharmaceuticals - 0.7%
  Merck & Co., Inc., Unsecured
    Notes
     4.73%(b)(f)                        02/22/06           $3,600         $3,612,661
     2.50%                              03/30/07            1,640          1,598,621
  Schering-Plough Corp., Senior
    Notes
     5.30%                              12/01/13              795            842,900

                                                                          ==========
                                                                           6,054,182
                                                                          ----------
Real Estate - 1.2%
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     5.00%                              08/01/07            1,380          1,398,395
  EOP Operating LP, Senior
    Unsecured Notes
     7.00%                              07/15/11            1,930          2,140,113
  EOP Operating LP, Unsecured
    Notes
     4.65%                              10/01/10              765            765,222
  Mack-Cali Realty LP, Unsecured
    Notes
     5.05%                              04/15/10            1,080          1,094,725
  The Rouse Co., Unsecured
    Notes
     3.62%                              03/15/09              600            567,456
     5.38%                              11/26/13            1,405          1,361,156
  Ryland Group, Inc., Senior
    Unsecured Notes
     5.38%                              05/15/12              775            786,144
  Simon Property Group, Inc.,
    Unsecured Notes
     3.75%                              01/30/09            2,550          2,482,007

                                                                          ==========
                                                                          10,595,218
                                                                          ----------
Retail Merchandising - 0.3%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
     6.62%                              09/01/08              820            874,405
  Kroger Co., Senior Unsecured
    Notes
     6.80%                              04/01/11            1,945          2,135,801
  May Department Stores Co.,
    Debentures
     7.45%                              10/15/16              860          1,013,636

                                                                          ==========
                                                                           4,023,842
                                                                          ----------
Telecommunications - 3.0%
  AT&T Broadband Corp.,
    Unsecured Notes
     8.38%                              03/15/13            3,010          3,670,247
  BellSouth Corp., Unsecured
    Notes
     4.26%(f)                           04/26/06            2,750          2,756,735
  Centurytel, Inc., Unsecured
    Notes
     5.00%                              02/15/15              625            604,413
  Continental Cablevision, Inc.,
    Senior Notes
     8.30%                              05/15/06            1,050          1,088,434

                                               21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Lenfest Communications, Inc.,
    Senior Notes
     7.62%                            02/15/08           $1,815         $ 1,949,392
  Qwest Corp., Senior Unsecured
    Notes
     8.88%(f)                         03/15/12              340             368,900
  SBC Communications, Inc.,
    Senior Unsecured Notes
     5.88%                            02/01/12              130             138,967
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%                            06/05/06            1,900           1,904,655
     5.10%                            09/15/14            1,000           1,018,912
  Sprint Capital Corp., Senior
    Unsecured Notes
     7.62%                            01/30/11            1,125           1,284,839
  TCI Communications, Inc.,
    Senior Debentures
     8.75%                            08/01/15              965           1,237,882
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     4.95%(f)                         09/30/14              625             618,841
  Telus Corp., Senior Unsecured
    Notes
     7.50%                            06/01/07            2,100           2,217,117
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                            01/17/12            5,015           5,302,109
  Vodafone Group PLC, Senior
    Unsecured Notes
     3.95%                            01/30/08            2,595           2,587,547
     7.75%                            02/15/10              280             319,700

                                                                        ===========
                                                                         27,068,690
                                                                        -----------
Yankee - 2.8%
  Canadian National Railway Co.,
    Senior Unsecured Notes
     4.25%                            08/01/09            2,075           2,079,856
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
     4.62%                            04/21/15            2,000           2,044,919
  KFW Bankengruppe, Senior
    Unsecured Notes
     3.25%                            09/21/07            3,400           3,349,078
  National Westminster Bank,
    Subordinated Notes
     7.75%                            12/31/49            1,550           1,659,042
  Province of British Columbia
     5.38%                            10/29/08            2,340           2,451,971
  Province of Quebec, Unsecured
    Notes
     5.75%                            02/15/09            1,355           1,431,918
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     5.25%                            11/15/13              665             675,111
  Telefonica Europe BV, Senior
    Unsecured Notes
     7.75%                            09/15/10            2,775           3,201,751
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
     5.80%                            08/01/06              650             661,642

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA,
    Senior Unsecured Notes
     6.38%                            10/15/11           $1,875         $ 2,061,281
  United Mexican States,
    Unsecured Notes
    10.38%                            02/17/09            4,850           5,786,050

                                                                        ===========
                                                                         25,402,619
                                                                        -----------
TOTAL CORPORATE BONDS
  (Cost $378,321,239)
                                                                        380,601,668
                                                                        -----------
TAXABLE MUNICIPAL BONDS - 3.2%
  Connecticut State General
    Obligation, Series 04, Class B
     5.00%                            12/01/15            1,010           1,120,918
  Elmhurst, Illinois Sales Tax
    Revenue Bonds, Series 98
     5.62%                            05/15/10              250             254,292
  Georgia State General
    Obligation, Series 04, Class C
     5.50%                            07/01/16            2,525           2,915,693
  Hawaii State General Obligation,
    Series 05, Class DG
     5.00%                            07/01/15              505             565,211
  Maricopa County United School
    District No. 48 General
    Obligation (Scottsdale School
    Improvement Project) Series
    05, Class A
     5.00%                            07/01/16              730             811,848
  Maryland State & Local Facilities
    General Obligation, Series 01,
    Class A
     5.50%                            07/15/15            1,445           1,692,904
  Missouri State Board Public
    Buildings Revenue Bonds,
    Series 03, Class A
     5.00%                            10/15/18            6,375           6,951,300
  Oregon School Board Taxable
    Pension Deferred Interest
    Bonds, Series A
     1.00%                            06/30/07            2,700           2,496,528
  Port Authority of New York &
    New Jersey Revenue Notes,
    Series 04, Class XX
     3.30%                            09/15/07            4,200           4,139,604
  Sales Tax Asset Receivable
    Corp. Revenue Bonds, Series
    04, Class B
     3.83%                            10/15/09            1,280           1,265,024
  Texas Public Finance Authority
    Taxable Revenue Bonds,
    Series 03
     3.12%                            06/15/07            2,020           1,989,478
  University Maryland System
    Auxiliary Facility & Tuition
    Revenue Bonds, Series 05,
    Class A
     5.00%                            04/01/16            1,455           1,627,316
  Wisconsin General Revenue
    Bonds, Series 03, Class A
     4.80%                            05/01/13            1,910           1,958,705

                                                                        ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $27,751,237)
                                                                         27,788,821
                                                                        -----------

22

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                PAR/SHARES
                                   MATURITY       (000)           VALUE
                                  ----------   -----------   --------------
SHORT TERM INVESTMENTS - 1.4%
  Federal National Mortgage
    Association, Discount Notes
    2.97%                         07/01/05     $10,400       $10,400,000
  Galileo Money Market Fund                      1,143         1,142,517

                                                             ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,542,517)                                          11,542,517
                                                             -----------

TOTAL INVESTMENTS IN SECURITIES -  117.3%
  (Cost $1,048,310,133(a))                 1,053,714,049

                                            NUMBER OF
                                            CONTRACTS
                                        -----------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05
  (Premiums received $106,914)                  (265)          (86,953)
                                                               -------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $121,900)                              2,650(g)        142,333
                                                               -------
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                   (1,220)(g)      (802,516)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (1,250)(g)    (1,081,250)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (1,410)(g)      (802,713)

                                                            ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,872,885)                            (2,686,479)
                                                            ----------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $56,080)                                 118            23,969
                                                            ----------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                     (1,220)(g)      (345,748)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (1,250)(g)      (322,500)
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                    (1,730)(g)          (436)
  Union Bank of Switzerland,
    Strike Price 5.75, Expires
    09/23/05                                  (5,200)(g)          (520)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (1,410)(g)      (638,589)

                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $3,157,647)                            (1,307,793)
                                                            ----------

                                               VALUE
                                        ------------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (16.9)%
  (including $158,958,987 of payable
for financing
  transactions)                         $(151,495,672)
                                        -------------
NET ASSETS - 100.0%                        $ 898,303,454
                                           =============

-------------------

(a) Cost for Federal income tax purposes is $1,049,250,233. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $9,777,662
      Gross unrealized depreciation                                      (5,313,846)
                                                                         ----------
                                                                         $4,463,816
                                                                         ==========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Securities, or a portion thereof, subject to financing transactions.
(d) Securities, or a portion thereof, pledged as collateral with a value of
       $1,775,463 on 365 long U.S. Treasury Note futures contracts, 136 short
       U.S. Treasury Bond futures contracts and 1,252 short U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $193,897,163, with an unrealized loss of $655,948
       (including commissions of 3,389).
(e) Rates shown are the effective yields as of June 30, 2005.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 4.7% of its net assets, with a current market value of $42,048,737 in securities restricted as to resale.
(g) Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              23

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   ----------
PREFERRED STOCKS - 0.3%
  Raytheon Co. Trust I, 7.00%
  (Cost $42,375)                           800        $41,528
                                                      -------

                                          PAR
                         MATURITY        (000)
                      --------------   --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.1%
  Federal Home Loan Mortgage
  Corp., Unsecured Notes
       3.01%             04/19/07      $ 275        271,221
       5.00%             10/27/14        100        100,749
  Federal National Mortgage
  Association, Unsecured Notes
       2.15%             04/13/06        300        296,334
       2.74%(b)          05/05/06        225        223,084
       1.75%             06/16/06        125        122,644
       2.71%             01/30/07        250        245,810
       6.62%             09/15/09        170        187,333
       5.50%             03/15/11        125        134,081
       4.75%             02/21/13        200        199,783
       5.12%             05/27/15        100        101,063
  Small Business Administration
  Participation Certificates,
  Series 96-20E, Class 1
       7.60%             05/01/16        115        122,825
  U.S. Treasury Bonds
      10.38%(c)          11/15/12        205        235,790
       8.00%             11/15/21        225        324,202
       5.38%             02/15/31         30         35,400
  U.S. Treasury Inflation Protected
  Notes
       1.62%             01/15/15        175        177,661
  U.S. Treasury Notes
       3.62%(d)       04/07-06/10      2,355      2,352,870
       3.38%             02/15/08        175        173,728
       4.00%          03/10-02/15        980        985,393
       4.25%          08/14-11/14      1,180      1,208,055
       4.12%             05/15/15        535        542,816

                                                  =========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $8,005,946)                               8,040,842
                                                  ---------
MORTGAGE PASS-THROUGHS - 23.5%
  Federal Home Loan Mortgage
  Corp. ARM
       3.35%(b)          07/01/34        295        291,779
  Federal Home Loan Mortgage
  Corp. Gold
       4.50%          03/10-08/19         53         52,809
       5.00%             07/17/18        200        202,188
  Federal Home Loan Mortgage
  Corp. Gold ARM
       4.01%(b)          03/01/34        158        156,961
  Federal National Mortgage
  Association
       6.00%          08/16-08/33      1,313      1,344,831
       4.50%          07/19-07/35        400        396,375
       5.00%          07/19-07/35        300        303,281
       6.50%             08/13/33        300        310,219
       5.50%          07/34-07/35      1,400      1,418,813

                                                              PAR
                                                MATURITY     (000)        VALUE
                                               ----------   -------   ------------
MORTGAGE PASS THROUGHS (Continued)
  Federal National Mortgage
    Association ARM
    4.16%(b)                                   10/01/33     $353      $ 352,718
    4.31%(b)                                   12/01/33      222        222,507
    4.30%(b)                                   01/01/34      293        292,886
    4.01%(b)                                   04/01/34      450        446,845
  Federal National Mortgage Corp.
    4.50%                                      05/17/20      100         99,237

                                                                      =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $5,901,109)                                                   5,891,449
                                                                      ---------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.6%
  Federal Home Loan Mortgage
    Corp., Series 05, Class B1
    4.50%                                      05/01/20      100         99,243
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
    1.97%(e)                                   02/25/28      416         21,306

                                                                      =========
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $126,076)                                                       120,549
                                                                      ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    3.68%(b)                                   11/25/34      248        249,027
  Countrywide Home Loans,
    Series 04-29, Class 1A1
    3.58%(b)                                   02/25/35      200        200,065
  Federal Home Loan Mortgage
    Corp., Series 2927, Class BA
    5.50%                                      12/31/49      110        112,237
  Federal Home Loan Mortgage
    Corp., Series 2949, Class PA
    5.50%                                      03/15/34      227        234,187
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
    5.50%                                      06/30/35      100        103,625
  Federal National Mortgage
    Association, Series 04-25,
    Class PA
    5.50%                                      10/25/30      212        217,129
  Federal National Mortgage
    Association, Series 04-36,
    Class BS
    5.50%                                      11/25/30      172        176,262
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
    5.50%                                      02/25/35      110        112,212
  Federal National Mortgage
    Association, Series 05-57,
    Class FG
    3.56%                                      05/25/35      120        120,450
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-13, Class 1A1
    4.51%(b)                                   10/25/33      201        198,503
  MortgageIT Trust, Series 04-1,
    Class A1
    3.70%(b)                                   11/25/34      335        336,362

24

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Structured Mortgage Loan Trust,
    Series 04-13, Class A2
     3.61%(b)                                   09/25/34           $  148         $ 147,853
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-5,
    Class A1
     4.53%(b)                                   04/01/34              204           204,442

                                                                                  =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,422,445)                                                               2,412,354
                                                                                  ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.2%
  Banc of America Commercial
    Mortgage, Inc., Series 02-2,
    Class A3
     5.12%                                      07/11/43              130           134,983
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                      10/15/32              110           124,038
  Bear Stearns Commerical
    Mortgage Securities, Inc.,
    Series 05-PWR7, Class A2
     4.94%                                      02/11/41              140           144,047
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
     1.41%(e)                                   04/19/15            2,695            62,566
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
     7.32%                                      10/15/32              130           146,323
  Citigroup Commercial Mortgage
    Trust, Series 05-EMG, Class
    A2
     4.22%                                      09/20/49              150           149,320
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C1, Class AX (IO)
     1.74%(e)                                   06/20/29            2,443            89,113
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C2, Class AX (IO)
     1.16%(e)                                   01/17/35              705            16,649
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 00-C1, Class A1
     7.32%                                      04/15/42              143           151,677
  Donaldson, Lufkin and Jenrette,
    Inc. Commerical Mortgage
    Corp., Series 98-CF1, Class
    A1B
     6.41%                                      02/18/31              199           208,206
  Donaldson, Lufkin and Jenrette,
    Inc. Commerical Mortgage
    Corp., Series 00-CKP1, Class
    A1B
     7.18%                                      08/10/10              100           111,953
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 00-1, Class A2
     6.50%                                      01/15/33              125           136,932
  General Electric Capital
    Commercial Mortgage Corp.,
    Series 05-C1, Class A3
     4.58%                                      06/10/48              130           131,002

                                                                     PAR
                                                 MATURITY           (000)                VALUE
                                                ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
     1.56%(e)                                   07/15/27           $1,804         $  78,525
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C2,
    Class A2
     6.94%                                      09/15/33              100           108,832
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
     7.46%                                      08/16/33              115           129,671
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C3, Class A2
     7.95%                                      05/15/25              140           160,095
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 01-C2, Class A2
     6.65%                                      11/15/27              150           166,421
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 03-C7, Class A3
     4.56%(b)                                   09/15/27              110           110,923
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 05-C1, Class A3
     4.54%                                      12/15/49              150           150,861
  Morgan Stanley Capital I, Inc.,
    Series 97-HF1, Class X
     4.76%(b)                                   07/15/29              449             9,004

                                                                                  =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $2,550,114)                                                               2,521,141
                                                                                  ---------
ASSET BACKED SECURITIES - 7.7%
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A4
     3.75%                                      07/15/09              225           222,905
  Chase Issuance Trust, Series
    04-A9, Class A9
     3.22%                                      06/15/10              175           172,300
  Citibank Credit Card Issuance
    Trust, Series 03-A3, Class A3
     3.10%                                      03/10/10              125           122,031
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
     2.55%                                      01/20/07              225           220,426
  DaimlerChrysler Auto Trust,
    Series 05-B, Class A3
     4.04%                                      09/08/09              225           225,367
  Discover Card Master Trust I,
    Series 01-2, Class A
     3.38%(b)                                   07/15/08              250           250,194
  Green Tree Financial Corp.,
    Series 99-2, Class A3
     6.08%                                      12/01/30               94            95,547
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
     2.70%                                      09/15/09              175           171,391

                                               25

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                           01/02/16           $   20         $  22,100
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A3
     2.23%                           03/15/07              190           189,384
  Standard Credit Card Master
    Trust I, Series 94-2, Class A
     7.25%                           04/07/06              235           240,879

                                                                       =========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,946,338)                                                    1,932,524
                                                                       ---------
CORPORATE BONDS - 25.5%
Aerospace - 0.4%
  BE Aerospace, Inc., Senior
    Notes
     8.50%                           10/01/10                5             5,500
  Lockheed Martin Tactical
    Systems, Inc., Senior
    Debentures
     7.00%                           09/15/23               30            36,348
  Northrop Grumman Corp.,
    Senior Unsecured Notes
     4.08%                           11/16/06               35            35,027
     7.12%                           02/15/11               20            22,619
  Raytheon Co., Senior
    Unsecured Notes
     4.50%                           11/15/07                7             7,026

                                                                       =========
                                                                         106,520
                                                                       ---------
Banks - 8.4%
  Bank of America Corp., Senior
    Unsecured Notes
     5.25%                           02/01/07               75            76,541
     3.25%                           08/15/08               75            73,186
  Bank of America Corp.,
    Subordinated Notes
     7.80%                           02/15/10                5             5,719
  Bank of New York Co., Inc.,
    Senior Notes
     3.75%                           02/15/08               25            24,768
  Bank One N.A., Senior Bank
    Notes
     5.50%                           03/26/07               50            51,266
  Citigroup, Inc., Senior
    Unsecured Notes
     6.20%                           03/15/09               35            37,342
  Citigroup, Inc., Subordinated
    Notes
     6.38%                           11/15/08               30            31,987
  Citigroup, Inc., Unsecured Notes
     4.12%                           02/22/10              255           254,169
  Depfa ACS Bank, Senior Notes
     3.62%                           10/29/08               50            49,403
  Firstar Bank N.A., Subordinated
    Notes
     7.80%                           07/05/10               25            25,000
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(f)                        11/30/07               30            29,616
  HSBC Bank USA, Subordinated
    Notes
     3.87%                           06/07/07              225           224,482

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
     5.25%                           05/30/07           $   75         $  76,569
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     7.12%                           06/15/09               25            27,517
  Landeskreditbank
    Baden-Wurttemberg-
    Forderbank, Unsecured Notes
     3.42%                           07/27/06              575           572,171
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                           10/15/07               70            69,480
     4.00%                           10/15/08               40            39,784
  Swedish Export Credit Corp.,
    Unsecured Notes
     3.50%                           01/15/08               75            74,143
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                           08/23/07              115           114,977
  UBS Preferred Funding Trust I,
    Capital Securities
     8.62%(b)                        10/29/49               10            11,881
  Wachovia Corp., Senior Notes
     3.50%                           08/15/08               15            14,727
  Wells Fargo & Co., Senior
    Unsecured Notes
     5.90%                           05/21/06              100           101,612
     4.20%                           01/15/10              125           125,191

                                                                       =========
                                                                       2,111,531
                                                                       ---------
Broadcasting - 0.8%
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     7.89%(b)                        04/01/09               15            15,038
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
    10.75%                           10/01/09               30            23,250
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                           09/15/10               45            45,562
  Cox Communications, Inc.,
    Senior Unsecured Notes
     7.12%                           10/01/12               25            28,036
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%(f)                        06/15/15               15            14,906
  News America, Inc., Unsecured
    Notes
     5.30%                           12/15/14               75            77,006
  Nexstar Finance, Inc., Senior
    Subordinated Notes
     7.00%                           01/15/14                5             4,631

                                                                       =========
                                                                         208,429
                                                                       ---------
Business Services - 0.0%
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                           04/15/09                5             5,350
                                                                       ---------

26

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Chemicals - 0.0%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                              06/15/14            $   10              $   11,200
                                                                                ----------
Construction - 0.2%
  D.R. Horton, Inc., Senior
    Unsecured Notes
     7.88%                              08/15/11                10                  11,240
  Hovnanian Enterprises, Senior
    Unsecured Notes
     6.25%                              01/15/15                10                   9,875
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                              04/15/14                15                  14,438
  Lennar Corp., Senior Unsecured
    Notes
     5.60%(f)                           05/31/15                15                  15,386
  Ryland Group, Inc., Senior
    Unsecured Notes
     8.00%                              08/15/06                10                  10,405

                                                                                ==========
                                                                                    61,344
                                                                                ----------
Energy & Utilities - 1.3%
  AES Corp., Senior Secured
    Notes
     8.75%(f)                           05/15/13                10                  11,150
  Dominion Resources, Inc.,
    Senior Unsecured Notes
     7.20%                              09/15/14                40                  46,454
  Exelon Generation Corp., Senior
    Unsecured Notes
     6.75%                              05/01/11                10                  11,105
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                              05/01/34                20                  22,400
  National Waterworks, Inc.,
    Senior Subordinated Notes,
    Series B
    10.50%                              12/01/12                 5                   5,639
  Nisource Finance Corp.,
    Unsecured Notes
     3.85%(b)                           11/23/09                75                  75,340
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.10%                              03/01/11                25                  27,918
  Reliant Energy, Inc., Senior
    Secured Notes
     6.75%                              12/15/14                 5                   4,900
  Scottish Power PLC, Unsecured
    Notes
     4.90%                              03/15/10                25                  25,362
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                              07/15/12                 5                   5,956
  TXU Corp., Senior Unsecured
    Notes
     4.80%(f)                           11/15/09               100                  98,177

                                                                                ==========
                                                                                   334,401
                                                                                ----------
Entertainment & Leisure - 0.5%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
     6.38%                              01/30/06                 5                   5,068

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                              08/01/13            $    5              $    5,966
  MGM Mirage, Inc., Senior Notes
     6.00%                              10/01/09                20                  20,100
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%(f)                           02/15/13                10                  10,100
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%                              05/01/12                15                  15,506
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.75%                              04/15/11                35                  38,786
  Turner Broadcasting Corp.,
    Senior Notes
     8.38%                              07/01/13                15                  18,395

                                                                                ==========
                                                                                   113,921
                                                                                ----------
Finance - 4.6%
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
     3.25%                              03/25/09                50                  48,281
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
     4.12%(f)                           01/15/10                80                  79,435
  Crown European Holdings SA,
    Senior Secured Notes
    10.88%                              03/01/13                15                  17,625
  Eksportfinans ASA, Unsecured
    Notes
     4.38%                              07/15/09                20                  20,300
  General Electric Capital Corp.,
    Unsecured Notes
     3.50%                              08/15/07                50                  49,418
     3.45%                              01/15/08               425                 427,950
     4.12%                           03/08-09/09               320                 319,583
     3.60%                              10/15/08                10                   9,832
  Household Finance Corp.,
    Senior Notes
     6.45%                              02/01/09                20                  21,357
  Morgan Stanley, Senior
    Unsecured Notes
     3.88%                              01/15/09                25                  24,683
  Nationwide Building Society,
    Senior Unsecured Notes
     3.50%(f)                           07/31/07                50                  49,436
  Principal Life Global Funding I,
    Unsecured Notes
     3.62%(f)                           04/30/08                20                  19,708
  Prudential Funding LLC, Senior
    Unsecured Notes
     6.60%(f)                           05/15/08                25                  26,566

                                                                                ==========
                                                                                 1,114,174
                                                                                ----------
Food & Agriculture - 0.1%
  General Mills, Inc., Senior
    Unsecured Notes
     5.12%                              02/15/07                20                  20,309

                                               27

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)
  Smithfield Foods, Inc., Senior
    Unsecured Notes
     7.00%                              08/01/11           $   15               $ 15,788

                                                                                ========
                                                                                  36,097
                                                                                --------
Industrial - 0.1%
  Osprey Trust / Osprey I, Inc.,
    Senior Secured Notes
     7.80%(e)(f)(g)(h)                  01/15/49               50                 20,875
                                                                                --------
Insurance - 1.0%
  Allstate Financial Global
    Funding, Unsecured Notes
     5.25%(f)                           02/01/07               25                 25,454
  ASIF Global Financing,
    Unsecured Notes
     3.90%(f)                           10/22/08               45                 44,055
  MassMutual Global Funding II,
    Senior Secured Notes
     2.55%(f)                           07/15/08               35                 33,406
  Metlife, Inc., Unsecured Notes
     5.00%                              06/15/15               50                 50,816
  New York Life Global Funding,
    Unsecured Notes
     3.88%(f)                           01/15/09               45                 44,640
  TIAA Global Markets, Senior
    Unsecured Notes
     3.88%(f)                           01/22/08               45                 44,718

                                                                                ========
                                                                                 243,089
                                                                                --------
Manufacturing - 0.2%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
     8.88%                              03/15/11               20                 22,775
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                              04/01/14               22                 25,630

                                                                                ========
                                                                                  48,405
                                                                                --------
Medical & Medical Services - 0.2%
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
     6.12%                              12/15/14               10                 10,075
  United Health Group, Inc.,
    Unsecured Notes
     3.38%                              08/15/07               20                 19,710
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
     6.38%                              06/15/06               25                 25,537

                                                                                ========
                                                                                  55,322
                                                                                --------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
     5.45%                              06/15/14               15                 15,746
                                                                                --------
Metal & Mining - 0.0%
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                              06/15/12                5                  4,200
                                                                                --------
Motor Vehicles - 0.2%
  Arvinmeritor, Inc., Senior Notes
     6.80%                              02/15/09               10                  9,900
  DaimlerChrysler N.A. Holding
    Corp., Notes
     4.75%                              01/15/08               25                 25,072

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  General Motors Acceptance
    Corp., Unsecured Notes
     4.60%                              09/23/08           $   25               $ 23,112

                                                                                ========
                                                                                  58,084
                                                                                --------
Oil & Gas - 1.1%
  Anadarko Petroleum Corp.,
    Senior Unsecured Notes
     3.25%                              05/01/08               50                 48,671
  Chesapeake Energy Corp.,
    Senior Notes
     7.75%                              01/15/15               20                 21,600
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.25%(f)                           01/15/18               10                  9,825
  Devon Financing Corp., Senior
    Unsecured Notes
     6.88%                              09/30/11               35                 39,164
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%                              07/15/13               15                 16,950
  El Paso Production Holding Co.,
    Senior Notes
     7.75%                              06/01/13               10                 10,688
  Encana Corp.(Canada), Bonds
     6.30%                              11/01/11               25                 27,257
  Encana Corp.(Canada), Senior
    Unsecured Notes
     4.75%                              10/15/13               20                 20,064
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%(f)                           04/01/12                5                  5,075
  OAO Gazprom, Unsecured
    Notes
     9.62%                              03/01/13               40                 49,110
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
     5.75%(f)                           12/15/15               15                 14,850
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.12%                              09/01/11               10                 10,825

                                                                                ========
                                                                                 274,079
                                                                                --------
Paper & Forest Products - 0.1%
  Abitibi-Consolidated, Inc., Senior
    Unsecured Notes
     8.38%                              04/01/15                5                  5,106
  Bowater Canada Finance Corp.,
    Senior Unsecured Notes
     7.95%                              11/15/11                5                  5,294
  Georgia-Pacific Corp., Senior
    Unsecured Notes
     8.00%                              01/15/24                5                  5,789

                                                                                ========
                                                                                  16,189
                                                                                --------
Pharmaceuticals - 1.2%
  Elan Finance Corp., Unsecured
    Notes
     7.75%(f)                           11/15/11               10                  8,476
  Merck & Co., Inc., Senior
    Unsecured Notes
     5.25%                              07/01/06               25                 25,311

28

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Pharmaceuticals (Continued)
  Merck & Co., Inc., Unsecured
    Notes
     4.73%(b)(f)                          02/22/06           $  250               $250,879
     2.50%                                03/30/07               25                 24,369

                                                                                  ========
                                                                                   309,035
                                                                                  --------
Railroad & Shipping - 0.1%
  Burlington Northern Santa Fe
    Corp., Debentures
     7.29%                                06/01/36               10                 13,000
                                                                                  --------
Real Estate - 0.7%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                                06/01/12                5                  5,175
  Archstone-Smith Trust, Senior
    Unsecured Notes
     5.62%                                08/15/14               25                 26,146
  EOP Operating LP, Senior
    Unsecured Notes
     7.00%                                07/15/11               50                 55,443
  John Q. Hammons Hotels LP,
    First Mortgage Notes
     8.88%                                05/15/12               10                 10,950
  The Rouse Co., Unsecured
    Notes
     3.62%                                03/15/09               40                 37,830
     5.38%                                11/26/13               30                 29,064
  Ryland Group, Inc., Senior
    Unsecured Notes
     5.38%                                05/15/12               15                 15,217

                                                                                  ========
                                                                                   179,825
                                                                                  --------
Retail Merchandising - 0.1%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
     6.30%                                04/01/09               10                 10,619
  May Department Stores Co.,
    Debentures
     7.45%                                10/15/16               10                 11,786
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(f)                             05/01/12                5                  5,250

                                                                                  ========
                                                                                    27,655
                                                                                  --------
Semiconductors & Related Devices - 0.1%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     5.89%(b)                             07/15/09                5                  5,212
  Magnachip Semiconductor,
    Senior Secured Notes
     6.66%(b)(f)                          12/15/11               10                  9,950

                                                                                  ========
                                                                                    15,162
                                                                                  --------
Telecommunications - 1.5%
  AT&T Broadband Corp.,
    Unsecured Notes
     8.38%                                03/15/13              130                158,516
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                07/15/13               15                 15,788
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     7.80%(b)(f)                          01/15/12                5                  5,088
     8.25%(f)                             01/15/13                5                  5,161

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Qwest Corp., Unsecured Notes
     6.67%(b)(f)                          06/15/13           $   15               $ 15,506
  Rogers Wireless, Inc., Secured
    Notes
     7.50%                                03/15/15               25                 27,188
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     4.95%(f)                             09/30/14               10                  9,901
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                                03/01/12               30                 32,161
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                01/17/12               70                 74,008
  Vodafone Group PLC, Senior
    Unsecured Notes
     7.75%                                02/15/10               35                 39,962

                                                                                  ========
                                                                                   383,279
                                                                                  --------
Transportation - 0.1%
  Overseas Shipholding Group,
    Inc., Senior Unsecured Notes
     7.50%                                02/15/24               15                 14,325
                                                                                  --------
Waste Management - 0.2%
  Allied Waste N.A., Inc., Senior
    Notes
     8.88%                                04/01/08               15                 15,750
  Allied Waste N.A., Inc., Senior
    Secured Notes
     8.50%                                12/01/08               25                 26,312
  Allied Waste N.A., Inc., Senior
    Unsecured Notes
     9.25%                                09/01/12                3                  3,240

                                                                                  ========
                                                                                    45,302
                                                                                  --------
Yankee - 2.2%
  Canadian National Railway Co.,
    Senior Unsecured Notes
     4.25%                                08/01/09               40                 40,095
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
     4.62%                                04/21/15              100                102,246
  Kazkommerts International BV
    (Netherlands), Bank
    Guaranteed Notes
     8.50%                                04/16/13               20                 21,220
  Omi Corp. (Mali), Senior Notes
     7.62%                                12/01/13                5                  5,000
  Republic of Argentina, Bonds
     1.98%(b)                             08/03/12               35                 31,552
  Republic of Colombia, Senior
    Unsecured Notes
     9.75%                                04/09/11               85                 97,118
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     5.25%                                11/15/13               25                 25,380
  Telefonica Europe BV, Senior
    Unsecured Notes
     7.75%                                09/15/10              115                132,685

                                               29

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                        PAR
                                        MATURITY       (000)         VALUE
                                      ------------   ---------   ------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    5.80%                              08/01/06      $   30      $  30,537
    6.12%                              11/01/08          25         26,367
  United Mexican States, Bonds
    8.12%                              12/30/19          20         24,550
  United Mexican States,
    Unsecured Notes
    4.62%                              10/08/08          25         25,162

                                                                 =========
                                                                   561,912
                                                                 ---------
TOTAL CORPORATE BONDS
  (Cost $6,374,385)                                              6,388,451
                                                                 ---------
FOREIGN BONDS - 3.3%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                              07/04/34          50         72,246
    4.00%                              01/04/37         125        161,038
  General Motors Acceptance
    Corp. (EUR)
    4.75%                              09/14/09          20         22,078
  Government of New Zealand
    (NZD)
                                      11/15/11-
    6.00%                              04/15/15         410        289,149
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                              06/16/15         120         82,519
  UBS AG (United Kingdom)
    (JPY)
    0.10%                              09/27/05      22,000        198,681

                                                                 =========
TOTAL FOREIGN BONDS
  (Cost $832,908)                                                  825,711
                                                                 ---------
TAXABLE MUNICIPAL BONDS - 2.7%
  Connecticut State General
    Obligation, Series 04, Class B
    5.00%                              12/01/15          30         33,296
  Georgia State General
    Obligation, Series 04, Class C
    5.50%                              07/01/16          70         80,831
  Hawaii State General Obligation,
    Series 05, Class DG
    5.00%                              07/01/15          15         16,788
  Maricopa County United School
    District No. 48 General
    Obligation (Scottsdale School
    Improvement Project) Series
    05, Class A
    5.00%                              07/01/16          20         22,242
  Maryland State & Local Facilities
    General Obligation, Series 01,
    Class A
    5.50%                              07/15/15          40         46,862

                                                    PAR/SHARES
                                       MATURITY       (000)         VALUE
                                      ----------   -----------   -----------
TAXABLE MUNICIPAL BONDS (Continued)
  Missouri State Board Public
    Buildings Revenue Bonds,
    Series 03, Class A
    5.00%                             10/15/18         $175      $190,820
  Port Authority of New York &
    New Jersey Revenue Notes,
    Series 04, Class XX
    3.30%                             09/15/07          125       123,202
  Sales Tax Asset Receivable
    Corp. Revenue Bonds, Series
    04, Class B
    3.60%                             10/15/08           35        34,478
  University Maryland System
    Auxiliary Facility & Tuition
    Revenue Bonds, Series 05,
    Class A
    5.00%                             04/01/16           40        44,737
  Wisconsin General Revenue
    Bonds, Series 03, Class A
    4.80%                             05/01/13           50        51,275

                                                                 ========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $646,362)                                                 644,531
                                                                 --------

SHORT TERM INVESTMENTS - 7.5%
  Federal Home Loan
Mortgage
  Corp., Discount Notes
    2.65%        07/01/05     1,000      1,000,000
  Galileo Money Market Fund   840          840,375

                                         =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,840,376)                      1,840,375
                                         ---------
TOTAL INVESTMENTS IN SECURITIES -  123.0%
  (Cost $30,688,434(a))                 30,659,455

                                           NUMBER OF
                                           CONTRACTS
                                        --------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05
  (Premiums received $2,824)                     (7)      (2,297)
                                                          ------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $3,220)                                70(i)       3,760
                                                          ------
CALL SWAPTIONS WRITTEN - (0.3)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                   (30)(i)    (19,734)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (40)(i)    (34,600)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (40)(i)    (22,772)

                                                         =======
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $53,450)                            (77,106)
                                                         -------

30

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER OF
                                           CONTRACTS        VALUE
                                        --------------   -----------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $1,430)                                 3        $   609
                                                         -------
PUT OPTIONS WRITTEN - 0.0%
  Chase Securities, Strike Price
    5.05, Expires 07/18/05
  (Premiums received $12,670)                (200)             0
                                                         -------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                     (30)(i)     (8,502)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (40)(i)    (10,320)
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                    (50)(i)        (13)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10              (40)(i)    (18,116)

                                                         =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $57,894)                            (36,951)
                                                         -------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (22.6)%
  (including $6,022,309 of payable
    for securities purchased)               (5,628,355)
                                            ----------
NET ASSETS - 100.0%                        $24,919,115
                                           ===========

-------------------

(a) Cost for Federal income tax purposes is $30,695,506. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $156,833
      Gross unrealized depreciation                                   (192,883)
                                                                      --------
                                                                      $(36,050)
                                                                      ========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $115,020 on 1 long U.S. Treasury Note futures contracts and 32 short
       U.S. Treasury Notes futures contracts and 7 short Euro Bobl futures contracts expiring September 2005 and 3 long Euro-dollar futures contracts expiring December 2005.  The value of such contracts on June
       30, 2005 was $5,419,478 with an unrealized loss of $11,964 (including commissions of $100).
(d) Securities, or a portion thereof, subject to financing transactions.
(e) Rates shown are the effective yields as of June 30, 2005.
  (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 3.6% of its net assets, with a market value of
       $907,589 in securities restricted as to resale.
(g) Non-income producing security.
(h) Security in default.
  (i) Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              31

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   -----------
PREFERRED STOCKS - 0.0%
  Centaur Funding Corp.
  (Cost $216,891)                          205        $274,367
                                                      --------

                                          PAR
                         MATURITY        (000)
                      --------------   ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.6%
  Federal Home Loan Mortgage
  Corp., Unsecured Notes
      3.35%              11/09/07      $6,425       6,354,100
      4.62%              05/28/13       7,375       7,252,027
  Federal National Mortgage
  Association, Unsecured Notes
      2.35%           04/06-04/07       9,135       8,977,178
      3.02%              06/01/06      60,450      59,947,056
      1.75%              06/16/06       4,175       4,096,297
      4.00%              10/16/06      26,225      26,279,836
      2.71%              01/30/07      14,300      14,060,303
      2.92%              08/15/07       7,925       7,920,467
      5.50%              03/15/11      11,925      12,791,339
      5.12%              05/27/15      11,275      11,394,842
  Overseas Private Investment
  Co.
      4.09%(b)           05/29/12         323         301,240
      4.30%(b)           05/29/12         900         855,618
      4.64%(b)           05/29/12         670         647,381
      4.68%(b)           05/29/12         378         361,005
      4.87%(b)           05/29/12       2,856       2,788,129
      5.40%(b)           05/29/12       3,559       3,568,925
      5.46%(b)           05/29/12         408         409,551
      5.79%(b)           05/29/12         720         729,045
      5.88%(b)           05/29/12         383         388,348
      5.94%(b)           05/29/12       1,367       1,396,138
      5.95%(b)           05/29/12         389         398,085
      6.10%(b)           05/29/12         459         470,788
      6.81%(b)           05/29/12         554         570,707
      6.89%(b)           05/29/12       4,415       4,587,818
      6.91%(b)           05/29/12       1,484       1,515,733
      7.35%(b)           05/29/12         398         414,269
  Resolution Funding Corp. Strip
  Bonds
      6.29%(c)           07/15/18       2,850       1,602,122
      6.30%(c)           10/15/18       2,850       1,582,465
  Small Business Administration
  Participation Certificates,
  Series 92-20H, Class 1
      7.40%              08/01/12          42          43,493
  Small Business Administration
  Participation Certificates,
  Series 96-20J, Class 1
      7.20%              10/01/16       1,157       1,224,357
  Small Business Administration
  Participation Certificates,
  Series 97-20B, Class 1
      7.10%              02/01/17       1,317       1,392,591
  Small Business Investment Cos.
  Pass-Through, Series
  97-P10C, Class 1
      6.85%              08/01/07       1,414       1,471,358
  Small Business Investment Cos.
  Pass-Through, Series
  97-P10D, Class 1
      6.51%              11/10/07          87          90,006

                                                  PAR
                                MATURITY         (000)          VALUE
                             --------------   ----------   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  Small Business Investment Cos.
    Pass-Through, Series 03-10A,
    Class 1
        4.63%                   03/10/13      $10,576      $10,662,095
  U.S. Treasury Bonds
       10.38%(d)(e)             11/15/12       17,985       20,686,257
        8.75%                   05/15/17        1,645        2,361,924
        8.12%                   08/15/19       46,135       65,374,725
        8.50%(e)                02/15/20       44,990       65,987,688
        8.00%                   11/15/21        8,320       11,988,271
        6.00%                   02/15/26       39,678       48,887,621
        6.75%(e)                08/15/26       30,565       40,943,957
        6.12%                   11/15/27       24,345       30,745,081
        5.38%                   02/15/31          180          212,400
  U.S. Treasury Inflation Protected
    Notes
        2.00%                   07/15/14        9,070        9,646,474
        1.62%                   01/15/15       20,575       20,887,911
  U.S. Treasury Notes
        4.62%                   05/15/06          405          408,797
        7.00%                   07/15/06        7,370        7,625,356
        3.12%                   01/31/07       29,180       28,949,741
        3.75%(d)                03/31/07       51,309       51,387,144
        3.50%(d)                05/31/07      139,175      138,750,934
        6.00%                   08/15/09        2,300        2,499,003
        3.62%(d)             01/10-06/10        3,920        3,902,686
        4.00%(d)             04/10-02/15       61,805       62,025,750
        3.88%                   05/15/10          175          175,998
        5.00%                   02/15/11          320          339,989
        4.25%                08/13-11/14       14,115       14,452,467
        4.75%                   05/15/14       58,860       62,455,993
        4.12%(d)                05/15/15       24,091       24,442,945

                                                           ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $890,371,090)                                      911,683,824
                                                           -----------
MORTGAGE PASS-THROUGHS - 19.3%
  Federal Home Loan Mortgage
    Corp. Gold
        4.00%                07/10-05/19        9,359        9,258,227
        5.50%                03/11-05/35       23,659       24,236,192
        6.00%                10/11-06/34       23,613       24,387,111
        6.50%                06/13-10/34        2,659        2,758,228
        4.50%                04/18-07/19       25,543       25,495,971
        5.00%                04/18-07/34       26,878       27,180,128
        8.00%                11/22-10/25           23           25,253
        7.00%                03/25-05/31          259          272,992
        7.50%                07/26-03/32          306          327,426
  Federal National Mortgage
    Association
        6.50%                06/08-07/33      112,432      116,354,563
        7.00%                11/08-08/32       11,029       11,597,577
        5.50%                06/11-07/34       48,336       49,170,531
        6.00%                09/11-07/34      124,761      127,891,375
        4.00%                06/14-05/20           93           95,312
        8.00%                   11/01/15            9            9,858
        4.50%                01/18-07/35       16,203       16,050,734
        5.00%                06/18-07/34       32,356       32,691,770
        7.50%                   09/01/22            3            3,116
  Federal National Mortgage
    Association ARM
        6.46%(f)                01/01/31        6,245        6,362,390

32

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS (Continued)
  Government National Mortgage
    Association
     7.00%                                           03/13-02/33             $ 4,766         $ 5,037,991
     6.00%                                           11/14-09/34              27,040          27,900,891
     9.00%                                              07/15/18                   6               6,520
     6.50%                                           03/24-04/32               1,518           1,590,146
     7.50%                                           11/29-02/30                   6               6,509
     5.50%                                           03/32-11/34              12,060          12,330,499
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(c)                                           06/15/21               7,874             225,267

                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $519,945,608)                                                                        521,266,577
                                                                                             -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.0%
  Structured Asset Securities
    Corp., Series 96-CFL, Class
    X1 (IO)
    12.60%(c)
  (Cost $721,171)                                       02/25/28               7,331             375,723
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
  Banc of America Alternative
    Loan Trust, Series 04-6, Class
    4A1
     5.00%                                              07/25/19               8,778           8,681,155
  Citigroup Mortgage Loan Trust,
    Inc., Series 03-UP3, Class A2
     7.00%                                              09/25/33               5,228           5,408,870
  Countrywide Alternative Loan
    Trust, Series 04-27CB, Class
    A1
     6.00%                                              12/25/34              15,200          15,479,482
  Federal Home Loan Mortgage
    Corp., Series 1361, Class I
     6.00%                                              09/15/07                 452             455,456
  Federal Home Loan Mortgage
    Corp., Series 1591, Class PK
     6.35%                                              10/15/23               9,218           9,570,514
  Federal Home Loan Mortgage
    Corp., Series 2529, Class MB
     5.00%                                              11/15/17               8,292           8,472,679
  Federal Home Loan Mortgage
    Corp., Series 2594, Class TV
     5.50%                                              03/15/14               7,190           7,451,363
  Federal Home Loan Mortgage
    Corp., Series 2864, Class NA
     5.50%                                              01/15/31              13,200          13,510,860
  Federal Home Loan Mortgage
    Corp., Series 2922, Class GA
     5.50%                                              05/15/34              18,971          19,330,167
  Federal Home Loan Mortgage
    Corp., Series 2996, Class MK
     5.50%                                              06/30/35              10,841          11,233,779
  Federal National Mortgage
    Association, Series 96-48,
    Class Z
     7.00%                                              11/25/26               4,626           4,877,283
  Federal National Mortgage
    Association, Series 03-16,
    Class BC
     5.00%                                              03/25/18               3,760           3,842,540
  Federal National Mortgage
    Association, Series 03-87,
    Class TJ
     4.50%                                              09/25/18               9,732           9,685,676

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal National Mortgage
    Association, Series 04-28,
    Class PB
     6.00%                                              08/25/28             $14,880         $15,141,516
  Federal National Mortgage
    Association, Series 04-88,
    Class HA
     6.50%                                              07/25/34              11,433          12,038,943
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
     5.50%                                              01/25/34              13,621          13,953,213
  Federal National Mortgage
    Association, Series 05-3,
    Class AP
     5.50%                                              02/25/35              10,395          10,621,299
  Federal National Mortgage
    Association, Series 05-57,
    Class EG
     3.39%                                              03/25/35              13,264          13,276,149
  Federal National Mortgage
    Association, Series 05-70,
    Class NA
     5.50%                                              08/31/34                 840             859,162
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-13, Class 1A1
     4.51%(f)                                           10/25/33              16,786          16,555,137
  GSR Mortgage Loan Trust,
    Series 03-10, Class 2A1
     4.48%(f)                                           10/25/33               8,283           8,055,097
  Residential Accredit Loans, Inc.,
    Series 99-QS8, Class A1
     6.50%                                              06/25/14               2,482           2,489,799
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
     7.00%(c)                                           02/17/17                 249              63,308
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
     7.00%(c)                                           02/17/17                 259             240,036
  Salomon Brothers Mortgage
    Securities VI, Series 87-2 (IO)
     7.00%(c)                                           03/06/17                 190              51,636
  Salomon Brothers Mortgage
    Securities VI, Series 87-2
    (PO)
     7.00%(c)                                           03/06/17                 190             171,001
  Salomon Brothers Mortgage
    Securities, Series 87-3, Class
    A (PO)
    12.50%(c)                                           10/23/17                 100              92,192
  Summit Mortgage Trust, Series
    00-1, Class B1
     6.06%(f)                                           12/28/12                 277             276,593
  Union Planters Mortgage
    Finance Corp., Series 99-1,
    Class A1
     6.25%                                              04/01/29                  47              47,297

                                               33

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Wells Fargo Mortgage Backed
    Securities, Series 04-K, Class
    1A2
     4.48%(f)                                  07/25/34          $27,375         $26,939,315

                                                                                 ===========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $239,883,362)                                                            238,871,517
                                                                                 -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 7.3%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
     6.50%                                     04/15/36           13,750          15,128,565
  Banc of America Commercial
    Mortgage, Inc., Series 05-1,
    Class A4
     5.03%                                     11/10/42           13,880          14,236,855
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
     4.82%                                     11/11/41           14,200          14,453,612
  Chase Commercial Mortgage
    Securities Corp., Series 97-1,
    Class X (IO)
     8.69%(c)                                  04/19/15           28,555             662,953
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
     7.20%                                     01/15/32           10,105          11,199,081
  Chase Commercial Mortgage
    Securities Corp., Series 00-3,
    Class A2
     7.32%                                     10/15/32           13,280          14,947,417
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
     6.03%                                     09/15/30           16,185          16,790,708
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C1, Class AX (IO)
     8.60%(c)                                  06/20/29           40,157           1,464,923
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 97-C2, Class AX (IO)
     8.32%(c)                                  01/17/35           13,569             320,248
  First Union National Bank
    Commercial Mortgage Trust,
    Series 00-C2, Class A2
     7.20%                                     10/15/32           10,000          11,271,415
  First Union-Lehman Brothers
    Commercial Mortgage Trust,
    Series 97-C1, Class D
     7.50%                                     04/18/29               50              52,951
  First Union-Lehman
    Brothers-Bank of America
    Commercial Mortgage Trust,
    Series 98-C2, Class C3
     6.56%                                     11/18/08           11,177          11,772,943
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 97-C1,
    Class X (IO)
     8.26%(c)                                  07/15/27           36,494           1,588,592

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36          $10,381         $11,340,284
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
     7.46%                                     08/16/33           11,470          12,933,275
  General Motors Acceptance
    Corp., Commercial Mortgage
    Securities, Inc., Series 03-C3,
    Class A3
     4.65%                                     04/10/40            1,840           1,861,872
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A2
     6.62%                                     10/18/30               30              31,817
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
     6.14%                                     10/18/30            6,606           6,920,910
  GS Mortgage Securities Corp. II,
    Series 04-GG2, Class A6
     5.40%                                     08/10/38              640             678,368
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class X (IO)
     9.77%(c)                                  09/15/23           15,545             322,962
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A1
     7.10%                                     10/15/32              737             760,158
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 99-C2, Class A2
     7.32%                                     10/15/32               85              94,034
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C5, Class A1
     6.41%                                     01/15/10            9,959          10,344,781
  Merrill Lynch Mortgage
    Investors, Inc., Series
    03-KEY1, Class A4
     5.24%                                     11/12/35            7,100           7,432,097
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
     6.53%                                     03/15/31           10,415          11,113,012
  Paine Webber Mortgage
    Acceptance Corp., Series
    99-C1, Class A2
     6.82%                                     04/15/09               81              86,899
  Residential Asset Mortgage
    Products, Inc., Series 04-RS7,
    Class AI3
     4.45%                                     07/25/28              350             350,712

34

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Wachovia Bank Commercial
    Mortgage Trust, Series 03,
    Class C6
    5.12%                               08/15/35           $18,000         $18,737,739

                                                                           ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $197,320,884)                                                      196,899,183
                                                                           -----------
CERTIFICATE OF DEPOSIT - 0.4%
  State Street Bank & Trust,
    Deposit Notes
    3.33%(f)                            12/11/06             5,525           5,524,925
  SunTrust Bank, Inc.
    4.42%                               06/15/09             3,795           3,803,728

                                                                           ===========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $9,318,410)                                                          9,328,653
                                                                           -----------
ASSET BACKED SECURITIES - 7.8%
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                               07/15/09            19,850          19,880,172
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                               06/15/10            18,875          18,583,759
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                               05/17/10            17,060          16,532,215
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                               01/20/07            21,980          21,533,147
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                               08/24/07            23,700          23,331,939
  Conseco Finance Securitizations
    Corp., Series 01-3, Class A2
    5.16%                               05/01/33                50              50,039
  Countrywide Asset-Backed
    Certificates, Series 04-14,
    Class A4
    3.59%(f)                            06/25/35            16,815          16,856,189
  Greenwich Capital Commercial
    Funding Corp., Series
    04-GG1A, Class A4
    4.76%                               06/10/36             5,255           5,327,833
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
    2.65%                               11/15/10            20,000          19,246,318
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                               09/15/09            21,400          20,958,625
  SLM Student Loan Trust, Series
    05-5, Class A1
    3.46%                               01/25/18            21,950          21,950,000
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(f)                            01/21/09            14,487          14,401,289
  Student Loan Marketing
    Association Student Loan
    Trust, Series 99-3, Class A2
    3.32%(f)                            07/25/12            14,339          14,368,042

                                                                           ===========
TOTAL ASSET BACKED SECURITIES
  (Cost $215,289,889)                                                      213,019,567
                                                                           -----------

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS - 25.1%
Aerospace - 0.4%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                               12/01/29           $ 3,205         $ 4,624,190
  Northrop Grumman Corp.,
    Senior Debentures
    7.75%                               03/15/26             1,100           1,437,194
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                               11/16/06             3,860           3,862,934
    7.12%                               02/15/11             1,710           1,933,950
  Raytheon Co., Senior Notes
    6.15%                               11/01/08                18              18,993

                                                                           ===========
                                                                            11,877,261
                                                                           -----------
Banks - 7.0%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                               06/30/08             2,836           2,712,736
  Bank of America Corp., Senior
    Unsecured Notes
    3.88%                               01/15/08             2,275           2,266,052
    3.25%                               08/15/08             1,300           1,268,560
  Bank of America Corp.,
    Subordinated Notes
    6.25%                               04/01/08             1,385           1,460,858
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                               02/01/08             3,100           3,074,933
  Bank One Texas N.A.,
    Subordinated Bank Notes
    6.25%                               02/15/08             3,225           3,398,192
  BankBoston N.A., Subordinated
    Bank Notes
    6.38%                            03/08-04/08             2,275           2,400,271
  Barclays Bank PLC, Bonds
    6.28%                               12/15/49             3,250           3,319,061
  Citigroup Global Markets
    Holdings, Inc., Senior
    Unsecured Notes
    6.50%                               02/15/08             2,880           3,048,509
  Citigroup, Inc., Senior
    Unsecured Notes
    5.75%                               05/10/06             4,095           4,156,319
    5.50%                               08/09/06             2,500           2,540,465
    5.00%                               03/06/07             4,165           4,235,763
    3.50%                               02/01/08            22,765          22,479,527
    6.20%                               03/15/09             1,700           1,813,767
  Citigroup, Inc., Subordinated
    Notes
    7.75%                               06/15/06               675             696,934
    6.38%                               11/15/08             1,010           1,076,903
  Citigroup, Inc., Unsecured Notes
    3.62%                               02/09/09             1,080           1,065,053
    4.12%                               02/22/10            14,650          14,602,241
    5.85%                               12/11/34             1,700           1,879,253
  Depfa ACS Bank, Senior Notes
    3.62%                               10/29/08             8,000           7,904,480
  Deutsche Bank AG, Deposit
    Notes
    3.84%(f)                            03/15/07             5,500           5,490,760

                                               35

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Export-Import Bank Korea
    4.25%                               11/27/07           $    20         $    19,945
    4.12%                               02/10/09               135             133,853
  Fifth Third Bank Michigan
    Banking Corp., Subordinate
    Bank Notes
    7.75%                               08/15/10               270             271,258
  Fleet National Bank,
    Subordinated Bank Notes
    5.75%                               01/15/09             1,590           1,674,620
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                               11/30/07             3,310           3,313,575
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(g)                            08/15/07             2,750           2,724,653
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(g)                            11/30/07             5,450           5,380,229
  HSBC Bank USA, Subordinated
    Notes
    3.87%                               06/07/07            22,275          22,223,768
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                               10/16/06             1,685           1,658,124
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.35%                               03/01/07             4,902           5,006,511
    5.25%                               05/30/07               450             459,405
    4.00%                               02/01/08             1,915           1,905,255
    3.62%                               05/01/08             2,509           2,470,251
  Korea Development Bank, Notes
    4.25%                               11/13/07                70              69,958
  National City Bank Indiana,
    Unsecured Notes
    3.30%                               05/15/07             1,000             987,450
  National City Bank, Unsecured
    Notes
    3.38%                               10/15/07             4,235           4,189,978
  The Royal Bank of Scotland
    Group PLC
    4.71%                               12/29/49             1,395           1,376,285
  Santander Central Hispano
    Issuances Ltd., Subordinated
    Notes
    6.80%                               07/15/05                75              75,057
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                               10/15/07             2,855           2,833,787
    4.00%                               10/15/08             3,000           2,983,794
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                               01/26/07             2,700           2,666,655
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                               08/23/07             1,315           1,314,737
  U.S. Bank N.A., Senior Bank
    Notes
    2.40%                               03/12/07             6,500           6,334,120
  UBS Preferred Funding Trust I,
    Capital Securities
    8.62%(f)                            10/29/49             1,390           1,651,490
  Union Planters Corp.,
    Subordinated Notes
    6.75%                               11/01/05               220             221,925

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wachovia Corp., Senior Notes
    3.50%                               08/15/08           $ 1,945         $ 1,909,542
  Wells Fargo & Co., Senior
    Unsecured Notes
    4.12%                               03/10/08             3,025           3,021,990
    4.00%                               08/15/08             7,285           7,276,768
    4.20%                               01/15/10            12,200          12,218,666
  World Savings Bank, Unsecured
    Notes
    4.12%                               03/10/08             3,675           3,672,403

                                                                           ===========
                                                                           190,936,689
                                                                           -----------
Broadcasting - 0.4%
  News America, Inc., Senior
    Debentures
    7.75%                            01/24-12/45             1,395           1,677,011
    7.12%                               04/08/28             1,175           1,341,926
    7.28%                               06/30/28               300             348,793
    7.62%                               11/30/28             2,010           2,427,578
    6.75%                               01/09/38                30              34,067
    8.25%                               10/17/49                45              56,468
    7.90%                               12/01/49               120             144,210
  News America, Inc., Senior
    Unsecured Notes
    6.20%                               12/15/34               850             892,069

                                                                           ===========
                                                                             6,922,122
                                                                           -----------
Construction - 0.1%
  Lennar Corp., Senior Unsecured
    Notes
    5.60%                               05/31/15             2,540           2,605,285
                                                                           -----------
Energy & Utilities - 1.0%
  Centerpoint Eneregy Resources
    Corp., Unsecured Notes
    7.88%                               04/01/13               205             243,505
  Detroit Edison Co., Senior Notes
    6.35%                               10/15/32                 5               5,777
  Dominion Resources, Inc.,
    Debentures
    6.80%                               12/15/27             2,500           2,909,140
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    6.25%                               06/30/12                60              65,132
  DTE Energy Co., Senior
    Secured Notes
    6.12%                               10/01/10               210             226,535
  Exelon Corp., Senior Unsecured
    Notes
    5.62%                               06/15/35             4,245           4,258,259
  FirstEnergy Corp., Senior
    Unsecured Notes
    5.50%                               11/15/06               415             422,110
    6.45%                               11/15/11               185             202,161
    7.38%                               11/15/31             1,155           1,411,064
  Florida Power & Light Co., First
    Mortgage Bonds
    4.95%                               06/01/35             2,200           2,175,221
  Florida Power Corp., First
    Mortgage Bonds
    5.90%                               03/01/33               550             600,188
  Korea Electric Power Corp.,
    Notes
    5.12%                               04/23/34                75              76,976

36

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Niagara Mohawk Power Corp.,
    Senior Notes
    7.62%                                      10/01/05             $   378         $  381,504
  Pennsylvania Electric Co.,
    Senior Unsecured Notes
    5.12%                                      04/01/14               1,525          1,555,114
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.10%                                      03/01/11               3,270          3,651,642
  Scottish Power PLC, Unsecured
    Notes
    4.90%                                      03/15/10               3,200          3,246,349
  Tenaska Alabama II Partners LP,
    Senior Secured Notes
    6.12%                                      03/30/23                 137            144,482
  TXU Corp., Senior Unsecured
    Notes
    4.80%(g)                                   11/15/09               6,000          5,890,620

                                                                                    ==========
                                                                                    27,465,779
                                                                                    ----------
Entertainment & Leisure - 0.8%
  Comcast Cable Communications
    Corp., Senior Notes
    8.38%                                      11/01/05                 160            162,267
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    6.38%                                      01/30/06                  95             96,270
    5.50%                                      03/15/11                  60             62,581
    7.05%                                      03/15/33               1,235          1,458,095
  Comcast Cable Holdings LLC,
    Senior Debentures
    9.80%                                      02/01/12                 260            331,161
    7.88%                                   08/13-02/26               5,005          6,233,407
  Cox Communications, Inc.,
    Unsecured Notes
    4.62%                                      06/01/13               1,350          1,306,933
  Time Warner Cos., Inc.,
    Debentures
    6.95%                                      01/15/28               3,955          4,556,148
  Time Warner Cos., Inc., Senior
    Debentures
    9.12%                                      01/15/13                 605            764,510
    8.05%                                      01/15/16                  70             85,034
    7.62%                                      04/15/31               4,235          5,289,045
  Time Warner Cos., Inc., Senior
    Unsecured Notes
    6.75%                                      04/15/11               1,080          1,196,840
  Univision Communications, Inc.,
    Senior Unsecured Notes
    7.85%                                      07/15/11                 110            124,959
  Viacom, Inc., Senior Debentures
    7.88%                                      07/30/30               1,000          1,173,070

                                                                                    ==========
                                                                                    22,840,320
                                                                                    ----------
Finance - 6.1%
  American Express Co., Senior
    Unsecured Notes
    4.38%                                      07/30/09               4,625          4,661,352
  BankBoston Capital Trust I,
    Capital Securities
    8.25%                                      12/15/26                  75             81,450

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.40%                                      07/02/07             $ 8,030         $7,934,122
    4.12%(g)                                   01/15/10                 895            888,694
  Credit Suisse First Boston USA,
    Inc., Unsecured Notes
    4.70%                                      06/01/09               2,300          2,337,904
  Diageo Capital PLC, Notes
    3.38%                                      03/20/08               1,190          1,167,407
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                                      01/15/08              12,900         12,717,813
  Ford Motor Credit Co., Senior
    Unsecured Notes
    7.88%                                      06/15/10                 270            266,816
  General Electric Capital Corp.,
    Unsecured Notes
    5.38%                                      03/15/07               6,490          6,630,651
    3.45%(f)                                07/07-01/08              41,180         41,431,184
    4.12%                                   03/08-09/09              30,155         30,113,808
    3.60%                                      10/15/08               9,030          8,878,007
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                                      08/15/07                 160            160,355
  Household Finance Corp.,
    Senior Unsecured Notes
    7.88%                                      03/01/07               2,200          2,332,286
  HSBC Finance Corp., Senior
    Unsecured Notes
    4.75%                                      05/15/09               2,780          2,819,935
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.88%                                      08/15/10               2,307          2,679,760
  Merrill Lynch & Co., Inc., Senior
    Unsecured Notes
    4.25%                                      02/08/10               2,100          2,094,788
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    4.25%(g)                                   07/30/09               3,170          3,153,294
  Mizuho Preferred Capital Co.
    LLC
    8.79%                                      12/29/49                 395            435,803
  Morgan Stanley, Senior
    Unsecured Notes
    5.80%                                      04/01/07               2,000          2,057,940
    4.25%                                      05/15/10               3,000          2,989,920
  Morgan Stanley, Unsecured
    Notes
    4.00%                                      01/15/10               2,375          2,336,715
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(g)                                   07/31/07               7,250          7,168,220
  Nationwide Building Society,
    Unsecured Notes
    4.25%(g)                                   02/01/10               2,100          2,091,189
  NB Capital Trust IV, Capital
    Securities
    8.25%                                      04/15/27                 125            136,693

                                               37

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Platinum Underwriters Finance,
    Inc., Senior Unsecured Notes
    7.50%                               06/01/17           $2,800         $ 2,856,691
  Qwest Capital Funding, Inc.,
    Senior Notes
    6.38%(h)                            07/15/08            3,350           3,257,875
  The Royal Bank of Scotland
    Capital Trust
    6.80%                               12/31/49            3,000           3,096,530
  The Royal Bank of Scotland
    Capital Trust III
    5.51%                               09/29/49              260             270,039
  SLM Corp., Unsecured Notes
    4.00%                               01/15/10            2,450           2,417,233
  SP Powerassets Ltd.,
    Unsecured Notes
    5.00%(g)                            10/22/13              300             309,396
  Swedbank, Capital Securities
    7.50%(f)(g)                         09/29/49            2,800           3,345,748
  Telecom Polska SA Eurofinance
    BV, Senior Notes
    7.75%                               12/10/08              110             121,404
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                            12/10/07            3,065           3,060,068

                                                                          ===========
                                                                          166,301,090
                                                                          -----------
Food & Agriculture - 0.3%
  Alberton's, Inc., Senior
    Debentures
    7.75%                               06/15/26            1,485           1,706,878
    7.45%                               08/01/29              765             871,135
  General Mills, Inc., Senior
    Unsecured Notes
    5.12%                               02/15/07            3,200           3,249,472
  Kellogg Co., Senior Unsecured
    Notes
    6.60%                               04/01/11              435             482,081
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.25%                               06/01/07               80              81,517
    5.62%                               11/01/11              500             530,412
    6.25%                               06/01/12            1,000           1,099,312
  Sara Lee Corp., Unsecured
    Notes
    3.88%                               06/15/13            1,595           1,484,266

                                                                          ===========
                                                                            9,505,073
                                                                          -----------
Industrial - 0.0%
  Osprey Trust / Osprey I, Inc.,
    Senior Secured Notes
    7.63%(f)(g)                         01/15/49            2,375             991,561
                                                                          -----------
Insurance - 1.6%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(g)                            02/01/06            4,400           4,455,965
  Berkshire Hathaway Finance
    Corp., Unsecured Notes
    4.75%                               05/15/12            4,000           4,044,720
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%(g)                            03/15/35            1,875           1,864,290

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  MassMutual Global Funding II,
    Senior Secured Notes
    2.55%(g)                            07/15/08           $3,740         $ 3,569,617
  MetLife, Inc., Senior Unsecured
    Notes
    5.70%                               06/15/35            2,025           2,085,142
  Metropolitan Life Global
    Funding, Inc., Senior Notes
    4.50%                               05/05/10            1,825           1,838,122
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                            07/30/09            3,025           3,034,831
  Monumental Global Funding II,
    Senior Unsecured Notes
    5.20%(g)                            01/30/07            2,650           2,698,943
  Monumental Global Funding II,
    Unsecured Notes
    3.85%                               03/03/08              210             208,134
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                            01/15/09            2,000           1,983,996
  Protective Life Corp., Secured
    Trust, Secured Notes
    3.70%                               11/24/08            1,885           1,855,613
  Prudential Financial, Inc.,
    Unsecured Notes
    5.40%                               06/13/35            2,500           2,484,126
  Sun Life of Canada Capital
    Trust, Capital Securities
    8.53%(g)                            05/29/49            2,880           3,169,728
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                            01/22/08            5,965           5,927,635
  Wellpoint, Inc., Unsecured Notes
    5.95%                               12/15/34            2,890           3,154,611
  XL Capital Ltd. (Kyrgyzstan),
    Senior Unsecured Notes
    6.38%                               11/15/24            1,430           1,556,279

                                                                          ===========
                                                                           43,931,752
                                                                          -----------
Manufacturing - 0.1%
  Centex Corp., Unsecured Notes
    5.25%                               06/15/15            3,350           3,359,682
  ITT Industries, Inc., Debentures
    7.40%                               11/15/25              125             155,279

                                                                          ===========
                                                                            3,514,961
                                                                          -----------
Medical Instruments & Supplies - 0.2%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                               06/15/14            1,470           1,543,121
                                                                          -----------
Metal & Mining - 0.1%
  Noranda, Inc., Unsecured Notes
    5.50%                               06/15/17            1,850           1,843,170
                                                                          -----------
Motor Vehicles - 0.2%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                               03/01/27            1,425           1,622,559
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                               06/04/08              205             200,794

38

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
  General Motors Acceptance
    Corp., Debentures
    6.51%(c)                         12/01/12          $ 1,630         $  876,206
  General Motors Acceptance
    Corp., Senior Unsecured
    Notes
    7.00%                            02/01/12               55             50,700
  General Motors Acceptance
    Corp., Unsecured Notes
    4.60%                            09/23/08            2,650          2,449,896

                                                                       ==========
                                                                        5,200,155
                                                                       ----------
Oil & Gas - 1.1%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.30%                            08/15/31              110            132,722
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                            05/01/31              980          1,242,775
  Atlantic Richfield Co.,
    Debentures
    9.12%(e)                         03/01/11            4,960          6,129,518
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                            10/15/11              870            965,517
  ConocoPhillips, Notes
    5.90%                            10/15/32            1,700          1,906,210
  ConocoPhillips, Senior
    Unsecured Notes
    8.75%                            05/25/10              410            488,410
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                            11/01/06            2,405          2,441,484
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                            09/30/11              110            123,086
    7.88%                            09/30/31            3,430          4,461,408
  Encana Corp. (Canada), Bonds
    6.50%                            08/15/34               50             57,913
  Occidental Petroleum Corp.,
    Senior Unsecured Notes
    5.88%                            01/15/07            2,750          2,822,215
  Pemex Project Funding Master
    Trust
    9.50%                            09/15/27               45             58,725
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
    5.75%                            12/15/15            1,585          1,569,150
  Petro-Canada, Senior
    Unsecured Notes
    5.95%                            05/15/35            4,275          4,419,066
  Statoil (Norway), Unsecured
    Notes
    5.12%(g)                         04/30/14            2,305          2,406,766
  Suncor Energy, Inc.
    5.95%                            12/01/34            1,045          1,168,582

                                                                       ==========
                                                                       30,393,547
                                                                       ----------
Pharmaceuticals - 0.2%
  Bristol-Myers Squibb Co., Senior
    Debentures
    6.88%                            08/01/47            1,679          2,092,056

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Pharmaceuticals (Continued)
  Merck & Co., Inc., Senior
    Debentures
    6.40%                            03/01/28          $ 1,000         $1,164,429
  Merck & Co., Inc., Unsecured
    Notes
    4.75%                            03/01/15            2,600          2,611,492

                                                                       ==========
                                                                        5,867,977
                                                                       ----------
Real Estate - 0.5%
  Archstone-Smith Trust, Senior
    Unsecured Notes
    5.62%                            08/15/14            2,575          2,693,064
  Avalonbay Communities, Inc.,
    Unsecured Notes
    4.95%                            03/15/13            2,300          2,317,482
  Camden Property Trust,
    Unsecured Notes
    4.70%                            07/15/09            1,400          1,403,430
  EOP Operating LP, Unsecured
    Notes
    4.65%                            10/01/10              665            665,193
  The Rouse Co., Unsecured
    Notes
    3.62%(f)                         03/15/09            1,455          1,376,081
    5.38%                            11/26/13            3,480          3,371,403
  Ryland Group, Inc., Senior
    Unsecured Notes
    5.38%                            05/15/12            2,435          2,470,015

                                                                       ==========
                                                                       14,296,668
                                                                       ----------
Retail Merchandising - 0.2%
  Federated Department Stores,
    Senior Debentures
    6.79%                            07/15/27              590            666,881
    7.00%                            02/15/28            1,000          1,162,571
  The May Department Stores Co.
    New York, Debentures
    7.88%                            03/01/30              375            474,206
  The May Department Stores Co.
    New York, Senior Debentures
    8.12%                            08/15/35            1,150          1,349,204
  May Department Stores Co.,
    Debentures
    6.70%                            07/15/34            1,000          1,118,022
  May Department Stores Co.,
    Unsecured Notes
    4.80%                            07/15/09               50             50,544

                                                                       ==========
                                                                        4,821,428
                                                                       ----------
Telecommunications - 2.5%
  AT&T Broadband Corp.,
    Unsecured Notes
    8.38%                            03/15/13            3,550          4,328,696
  BellSouth Corp., Senior
    Unsecured Notes
    4.20%                            09/15/09              680            678,096
    6.55%                            06/15/34            1,900          2,163,334
  BellSouth Corp., Unsecured
    Notes
    4.26%                            04/26/06           13,325         13,357,633
  Continental Cablevision, Inc.,
    Senior Notes
    8.30%(e)                         05/15/06            5,655          5,862,001

                                               39

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                        MATURITY            (000)                VALUE
                                     -------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%                           06/15/30             $ 1,285         $ 1,739,863
  New England Telephone &
    Telegraph Co., Debentures
     7.88%                           11/15/29               1,355           1,711,032
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%                           06/05/06              11,500          11,528,175
     6.45%                           06/15/34               2,825           3,196,431
     6.15%                           09/15/34                 265             287,058
  Sprint Capital Corp., Senior
    Notes
     6.12%                           11/15/08                  70              73,745
     6.88%                           11/15/28               1,055           1,211,017
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.38%                           03/15/12                  55              66,155
     8.75%                           03/15/32               2,740           3,811,644
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     4.95%(g)                        09/30/14                 960             950,539
  Telus Corp., Senior Unsecured
    Notes
     7.50%                           06/01/07                 240             253,385
     8.00%                           06/01/11                 405             473,648
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                           12/01/30                 540             697,274
  Verizon Maryland, Inc.,
    Debentures
     5.12%                           06/15/33                 650             609,322
  Verizon Maryland, Inc., Senior
    Debentures
     6.12%                           03/01/12               3,705           3,971,904
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                           01/17/12                 500             528,625
  Vodafone Group PLC, Senior
    Unsecured Notes
     7.75%                           02/15/10               5,875           6,707,987

                                                                          ===========
                                                                           64,207,564
                                                                          -----------
Transportation - 0.1%
  Burlington North Santa Fe
    Corp., Senior Denbentures
     6.75%                           03/15/29                  45              53,948
  Canadian National Railway Co.,
    Senior Unsecured Notes
     6.25%                           08/01/34                 600             705,672
  Southwest Airlines Co., Senior
    Unsecured Notes
     5.12%                           03/01/17               1,000             980,040
  Union Pacific Corp., Senior
    Unsecured Notes
     6.25%                           05/01/34               1,825           2,058,954

                                                                          ===========
                                                                            3,798,614
                                                                          -----------

                                                             PAR
                                        MATURITY            (000)                VALUE
                                     -------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Yankee - 2.2%
  AID-Israel, Unsecured Notes
     5.50%                           04/24-09/33          $12,210         $13,858,339
  British Telecommunication
    Group PLC, Senior Unsecured
    Notes
     8.88%                           12/15/30               1,285           1,813,975
  Canadian Pacific Railroad Co.,
    Senior Unsecured Notes
     6.25%                           10/15/11               1,900           2,091,417
  France Telecom, Senior
    Unsecured Notes
     7.45%                           03/01/06                  60              61,314
     8.00%                           03/01/11                 600             696,284
     9.25%(f)                        03/01/31               1,425           1,986,744
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
     4.62%                           04/21/15              10,500          10,735,826
  Pemex Finance Ltd.
    (Luxembourg), Senior
    Unsecured Notes
     9.03%                           02/15/11               1,700           1,925,063
  Province of Quebec, Unsecured
    Notes
     5.50%                           04/11/06                 475             481,942
  Russia Federation, Unsecured
    Notes
    12.75%                           06/24/28                 275             497,062
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
     5.25%                           11/15/13                 285             289,333
  Telecom Italia Capital
    (Luxembourg), Unsecured
    Notes
     6.00%(g)                        09/30/34               4,210           4,298,086
  Telefonica Europe BV, Senior
    Unsecured Notes
     7.75%                           09/15/10               2,075           2,394,102
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
     6.12%                           11/01/08               2,225           2,346,641
  United Mexican States, Bonds
     8.12%                           12/30/19               2,975           3,651,812
  United Mexican States, Senior
    Unsecured Notes
     8.38%                           01/14/11               2,930           3,398,800
     8.00%                           09/24/22               4,235           5,187,875
     8.30%                           08/15/31                 295             367,275
  United Mexican States,
    Unsecured Notes
    10.38%                           02/17/09               2,860           3,411,980
     5.88%                           01/15/14                 580             605,230

                                                                          ===========
                                                                           60,099,100
                                                                          -----------
TOTAL CORPORATE BONDS
  (Cost $666,532,924)
                                                                          678,963,237
                                                                          -----------

40

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                        MATURITY         (000)          VALUE
                                      ------------   ------------   -------------
FOREIGN BONDS - 2.7%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                              07/04/34      $   5,100      $7,369,068
    4.00%                              01/04/37         13,550      17,456,534
  Government of New Zealand
    (NZD)
                                      11/15/11-
    6.00%                              04/15/15         19,980      14,102,076
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                              06/16/15         11,640       8,004,375
  UBS AG (United Kingdom)
    (JPY)
    0.10%                              09/27/05      2,992,000      27,020,614

                                                                    ==========
TOTAL FOREIGN BONDS
  (Cost $74,736,760)                                                73,952,667
                                                                    ----------
TAXABLE MUNICIPAL BONDS - 2.2%
  Belvoir Land LLC Revenue
    Bonds, Unsecured Notes
    5.27%                              12/15/47          2,000       2,051,500
  California State General
    Obligation, Series 04
    5.00%                              06/01/31          8,840       9,441,032
  Connecticut State General
    Obligation, Series 04, Class B
    5.00%                              12/01/15          2,945       3,268,420
  Fort Irwin Land LLC Military
    Housing Revenue Bonds,
    Class II, Series A
    5.30%                              12/15/35          3,415       3,476,299
  Georgia State General
    Obligation, Series 04, Class C
    5.50%                              07/01/16          7,355       8,493,039
  Hawaii State General Obligation,
    Series 05, Class DG
    5.00%                              07/01/15          1,470       1,645,268
  Maricopa County United School
    District No. 48 General
    Obligation (Scottsdale School
    Improvement Project) Series
    05, Class A
    5.00%                              07/01/16          2,120       2,357,694
  Maryland State & Local Facilities
    General Obligation, Series 01,
    Class A
    5.50%                              07/15/15          4,210       4,932,268
  Metropolitan Transportation
    Authority New York Revenue
    Bonds, Series 05, Class A
    5.00%                              11/15/33          4,925       5,282,900

                                                    PAR/SHARES
                                       MATURITY       (000)           VALUE
                                      ----------   -----------   --------------
TAXABLE MUNICIPAL BONDS (Continued)
  New York City Municipal Water
    Finance Authority Revenue
    Bonds (Water & Sewer
    System Project) Series 05,
    Class C
    5.00%                             06/15/31     $2,955        $ 3,147,902
  New York Environmental
    Facilities Corp. Revenue
    Bonds (Municipal Water
    Finance Project) Series 04
    5.00%                             06/15/34      3,285          3,514,523
  University Maryland System
    Auxiliary Facility & Tuition
    Revenue Bonds, Series 05,
    Class A
    5.00%                             04/01/16      4,230          4,730,959
  University of Texas Permanent
    University Funding Revenue
    Bonds, Series 05, Class B
    5.00%                             07/01/35      3,285          3,497,540

                                                                 ===========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $55,767,334)                                              55,839,344
                                                                 -----------
SHORT TERM INVESTMENTS - 6.0%
  Federal Home Loan Bank,
    Discount Notes
    2.98%                             07/19/05     66,000         65,900,021
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                             07/01/05      5,500          5,500,000
    3.03%                             07/20/05     85,000         84,857,040
  Galileo Money Market Fund                         6,631          6,631,357
  Institutional Money Market
    Trust(i)                                        1,045          1,045,000

                                                                 ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $163,942,088)                                            163,933,418
                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES -  113.3%
  (Cost $3,034,046,411(a))                                               3,064,408,077

                                         NUMBER OF
                                         CONTRACTS
                                        ----------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05            (771)     (252,984)

                                                                              41

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS             VALUE
                                        -----------------   ----------------
CALL OPTIONS WRITTEN (Continued)
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 112, Expires 09/30/05                 (421)       $  (782,797)

                                                            ============
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $509,938)                               (1,035,781)
                                                            -----------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $354,660)                              7,710(j)         414,109
                                                            -----------
CALL SWAPTIONS WRITTEN - (0.5)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                   (3,420)(j)     (2,249,676)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (3,270)(j)     (2,828,550)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                   (2,992)(j)     (1,741,839)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (8,800)(j)     (3,027,200)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (8,800)(j)     (3,907,376)

                                                            ===========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received
$    11,155,673)                                            (13,754,641)
                                                            -----------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $163,494)                                344             69,875
                                                            -----------
PUT OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 105, Expires 09/30/05
  (Premiums received $53,334)                   (104)            (1,625)
                                                            -----------
PUT SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                     (3,420)(j)       (969,228)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (3,270)(j)       (843,660)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                   (2,992)(j)       (564,927)
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                    (4,870)(j)         (1,227)
  Union Bank of Switzerland,
    Strike Price 5.75, Expires
    09/23/05                                 (20,700)(j)         (2,070)

                                                            ===========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $9,253,169)                             (2,381,112)
                                                            -----------

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (12.7)%
  (including $219,403,786 of payable for financing
  transactions and $160,145,915 of payable for
  securities purchased)                                                     (344,105,924)
                                                                            ------------
NET ASSETS - 100.0%                                                       $2,703,612,978
                                                                          ==============

-------------------

(a) Cost for Federal income tax purposes is $3,036,936,618. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $45,644,650
      Gross unrealized depreciation                                      (18,173,191)
                                                                         -----------
                                                                         $27,471,459
                                                                         ===========

(b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $19,402,780 which represents 0.72% of net assets.
     (c) Rates shown are the effective yields as of June 30, 2005.
(d) Securities, or a portion thereof, subject to financing transactions.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $9,523,638 on 487 long U.S. Treasury Note futures contracts and 3,412 short U.S. Treasury Note futures contracts and 658 short Euro-Bobl futures contracts expiring September 2005 and 463 short U.S. Treasury
       Bond futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $573,857,458, with an unrealized loss of
       $2,245,604 (including commissions of $11,031).
  (f) Rates shown are the rates as of June 30, 2005.
(g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 2.6% of its net assets, with a current market value of $69,364,067, in securities restricted as to resale.
(h) Total or partial securities on loan.
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Each swaption contract is equivalent to $10,000 in notional amount.

42

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                         NUMBER
                       OF SHARES       VALUE
                      -----------   -----------
PREFERRED STOCKS - 0.2%
  Raytheon Co.
Trust I, 7.00%
  (Cost $211,461)       3,950       $205,044
                                    --------

                                          PAR
                         MATURITY        (000)
                      --------------   ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.8%
  Federal National Mortgage
  Association, Notes
       3.12%             03/16/09      $1,800        1,742,533
  Federal National Mortgage
  Association, Unsecured Notes
       2.35%          04/06-04/07       3,335        3,259,674
       3.02%             06/01/06       9,000        8,925,120
       1.75%             06/16/06         185          181,513
       4.00%          10/06-01/09       7,245        7,247,124
       2.92%             08/15/07       1,055        1,054,397
       6.62%             09/15/09       1,570        1,730,072
       5.50%             03/15/11       1,550        1,662,606
       4.75%             02/21/13       1,430        1,428,447
       5.12%             05/27/15       1,350        1,364,349
  Resolution Funding Corp. Strip
  Bonds
       6.29%(b)          07/15/18         100           56,215
       6.30%(b)          10/15/18         100           55,525
  Small Business Administration
  Participation Certificates,
  Series 02-P10B, Class 1
       5.20%             08/01/12         571          584,955
  Small Business Administration
  Participation Certificates,
  Series 04-P10A, Class 1
       4.50%             02/01/14       1,469        1,474,304
  U.S. Treasury Bonds
      10.38%(c)          11/15/12       1,975        2,271,635
       8.12%(d)          08/15/19       9,385       13,298,836
       8.50%             02/15/20       2,650        3,886,805
       8.75%             08/15/20       2,785        4,190,556
       8.00%             11/15/21       1,255        1,808,327
       6.25%             08/15/23         400          498,484
       6.00%             02/15/26       5,905        7,275,604
       6.75%             08/15/26       1,645        2,203,593
       6.12%             11/15/27         955        1,206,061
       5.38%             02/15/31         155          182,900
  U.S. Treasury Inflation Protected
  Notes
       2.00%             07/15/14       1,375        1,462,393
       1.62%             01/15/15       2,525        2,563,401
  U.S. Treasury Notes
       3.75%             03/31/07       2,360        2,363,594
       3.62%          04/07-06/10      11,835       11,826,918
       3.50%(e)          05/31/07       8,830        8,803,095
       4.25%             08/15/14       3,845        3,936,919
       4.00%             02/15/15       4,060        4,074,433
       4.12%             05/15/15       3,910        3,967,121

                                                    ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $104,394,211)                              106,587,509
                                                   -----------

                                                                PAR
                                                MATURITY       (000)         VALUE
                                             -------------   ---------   -------------
MORTGAGE PASS-THROUGHS - 21.1%
  Federal Home Loan Mortgage
    Corp. Gold
    4.00%                                    05/10-05/19     $  849      $  839,909
    6.00%                                    05/13-08/17        787         814,062
    5.50%                                    08/17-10/17        418         428,905
    5.00%                                    07/18-10/34      3,493       3,531,712
    4.50%                                    05/19-07/19      4,316       4,304,756
    6.50%                                    04/31-12/34      1,560       1,615,863
  Federal National Mortgage
    Association
    6.00%                                    04/09-07/33     17,935      18,387,599
    5.50%                                    07/14-04/35      9,684       9,819,978
    6.50%                                    03/16-07/33     15,549      16,090,388
    5.00%                                    09/17-09/34      3,581       3,618,019
    4.50%                                    06/19-07/35      1,900       1,887,688
    4.00%                                    12/19-05/20         79          77,798
    7.00%                                    03/31-07/34        696         734,124
  Federal National Mortgage
    Association ARM
    4.58%(f)                                    01/01/35      3,148       3,157,577
  Government National Mortgage
    Association
    6.00%                                    11/28-01/34      2,535       2,616,758
    7.00%                                    08/30-09/31        349         370,112
    6.50%                                       04/15/31        261         273,104
    5.50%                                    11/33-04/34      1,316       1,344,949
  Government National Mortgage
    Association 1 Year CMT
    3.75%(f)                                    05/20/34      2,645       2,621,831

                                                                         ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $72,402,309)                                                     72,535,132
                                                                         ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
  Bank of America Alternative
    Loan Trust, Series 04-7, Class
    4A1
    5.00%(f)                                    08/25/19      1,004         994,888
  Countrywide Alternative Loan
    Trust, Series 04-18CB, Class
    2A5
    3.76%(f)                                    09/25/34      1,918       1,920,092
  Countrywide Alternative Loan
    Trust, Series 04-27CB, Class
    A1
    6.00%                                       12/25/34      1,931       1,966,216
  Countrywide Home Loans,
    Series 04-29, Class 1A1
    3.58%(f)                                    02/25/35      2,035       2,038,161
  Federal Home Loan Mortgage
    Corp., Series 2825, Class VP
    5.50%                                       06/15/15      1,387       1,438,253
  Federal Home Loan Mortgage
    Corp., Series 2877, Class PA
    5.50%                                       07/15/33      1,273       1,305,590
  Federal Home Loan Mortgage
    Corp., Series 2922, Class GA
    5.50%                                       05/15/34      2,804       2,856,576

                                               43

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
  Federal Home Loan Mortgage
    Corp., Series 2927, Class BA
     5.50%                                     12/31/49          $ 1,809         $1,846,808
  Federal National Mortgage
    Association, Series 99-7,
    Class AB
     6.00%                                     03/25/29              961            988,017
  Federal National Mortgage
    Association, Series 02-73,
    Class AN
     5.00%                                     11/25/17            1,800          1,837,528
  Federal National Mortgage
    Association, Series 03-35,
    Class TE
     5.00%                                     05/25/18            1,680          1,715,029
  Federal National Mortgage
    Association, Series 03-46,
    Class PT
     3.00%                                     08/25/22            1,775          1,730,305
  Federal National Mortgage
    Association, Series 04-29,
    Class HC
     7.50%                                     07/25/30            1,704          1,833,642
  Federal National Mortgage
    Association, Series 04-60,
    Class LB
     5.00%                                     04/25/34            2,271          2,294,043
  Federal National Mortgage
    Association, Series 04-99,
    Class AO
     5.50%                                     01/25/34            1,693          1,734,365
  Federal National Mortgage
    Association, Series 05-15,
    Class PL
     5.50%                                     01/25/35            1,808          1,845,552
  Federal National Mortgage
    Association, Series 05-57,
    Class EG
     3.39%                                     03/25/35            1,600          1,601,500
  Federal National Mortgage
    Association, Series 05-70,
    Class NA
     5.50%                                     08/31/34              740            756,881

                                                                                 ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $30,789,888)                                                             30,703,446
                                                                                 ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.9%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
     6.50%                                     04/15/36            2,030          2,233,526
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                     10/15/32            1,400          1,578,663
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
     7.20%                                     01/15/32              285            315,857
  Chase Commercial Mortgage
    Securities Corp., Series 00-1,
    Class A2
     7.76%                                     04/15/32              565            625,115

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
     6.03%                                     09/15/30          $ 2,370         $2,458,639
  Credit Suisse First Boston
    Mortgage Securities Corp.,
    Series 01-CK6, Class A3
     6.39%                                     10/15/11              325            358,455
  GE Capital Commercial
    Mortgage Corp., Series 01-3,
    Class A2
     6.07%                                     06/10/38            1,670          1,822,293
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36            1,505          1,644,412
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C1,
    Class A2
     7.72%                                     03/15/33            1,490          1,677,604
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
     7.46%                                     08/16/33            1,390          1,567,329
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    99-C1, Class A2
     6.11%                                     11/18/30            1,840          1,927,224
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    03-C1, Class X2 (IO)
     3.41%(b)                                  01/10/40           22,541            667,997
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    04-GG2, Class A4
     4.96%                                     08/10/38            1,625          1,666,731
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
     4.57%                                     08/10/42            2,445          2,460,892
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A3
     6.43%                                     04/15/35              820            901,246
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIBC, Class A3
     6.26%                                     03/15/33            1,150          1,254,374
  Lehman Brothers Commercial
    Conduit Mortgage Trust,
    Series 98-C4, Class A1B
     6.21%                                     10/15/35              900            952,551
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
     7.37%                                     08/15/26            1,245          1,403,600
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 02-C7, Class A2
     3.90%                                     12/15/26              510            507,444

44

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Morgan Stanley Capital
    Investments, Series 98-HF2,
    Class A2
    6.48%                            11/15/30           $  362         $  382,099
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
    6.53%                            03/15/31              500            533,511
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                            10/18/10            1,650          1,803,926
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                            10/13/11            1,960          2,168,613

                                                                       ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $30,881,858)                                                   30,912,101
                                                                       ----------
CERTIFICATE OF DEPOSIT - 0.3%
  State Street Bank & Trust,
    Deposit Notes
    3.33%(f)                         12/11/06              675            674,991
  SunTrust Bank, Inc.
    4.42%                            06/15/09              430            430,989

                                                                       ==========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $1,104,806)                                                     1,105,980
                                                                       ----------
ASSET BACKED SECURITIES - 8.7%
  American Express Credit
    Account Master Trust, Series
    05-3, Class A
    3.22%(f)                         01/18/11            2,675          2,675,000
  Asset Securitization Corp.,
    Series 97-D5, Class A1C
    6.75%                            02/14/41              945            992,099
  Capital Auto Receivables Asset
    Trust, Series 05-1, Class A4
    4.05%                            07/15/09            2,650          2,654,028
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                            06/15/10            2,275          2,239,897
  Citibank Credit Card Issuance
    Trust, Series 03-A3, Class A3
    3.10%                            03/10/10            1,125          1,098,281
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%                            05/17/10            1,805          1,749,159
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                            01/20/07            3,270          3,203,521
  Countrywide Asset-Backed
    Certificates, Series 04-13,
    Class AV4
    3.60%(f)                         06/25/35            2,424          2,429,752
  MBNA Credit Card Master Note
    Trust, Series 03, Class A6
    2.75%                            10/15/10            1,500          1,449,212
  MBNA Credit Card Master Note
    Trust, Series 03, Class A7
    2.65%                            11/15/10            3,250          3,127,527
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                            09/15/09            2,620          2,565,961

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  SLM Student Loan Trust, Series
    04-5, Class A2
    3.19%                            04/25/14           $3,250         $3,251,786
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(f)                         01/21/09            1,422          1,413,211
  Structured Asset Securities
    Corp., Series 03-AL2, Class A
    3.36%                            01/25/31              843            780,768

                                                                       ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $30,013,122)
                                                                       29,630,202
                                                                       ----------
CORPORATE BONDS - 25.1%
Aerospace - 0.6%
  BE Aerospace, Inc., Senior
    Notes
    8.50%                            10/01/10              110            121,000
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                            12/01/29              370            533,838
  Northrop Grumman Corp.,
    Debentures
    7.88%                            03/01/26              105            138,791
  Northrop Grumman Corp.,
    Senior Debentures
    7.75%                            02/15/31              215            290,821
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06              495            495,375
  United Technologies Corp.,
    Unsecured Notes
    4.88%                            05/01/15              325            332,452

                                                                       ==========
                                                                        1,912,277
                                                                       ----------
Banks - 6.6%
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                            06/30/08              220            210,438
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                            02/01/07              425            433,735
    3.88%                            01/15/08              210            209,174
    3.25%                            08/15/08              460            448,875
    3.38%                            02/17/09              565            550,644
    3.42%(f)                         02/17/09              250            250,560
  Bank of America Corp.,
    Subordinated Notes
    7.80%                            02/15/10               75             85,779
  Bank of New York Co., Inc.,
    Senior Subordinated Notes
    3.80%                            02/01/08              400            396,766
  Barclays Bank PLC, Bonds
    6.28%                            12/15/49              380            388,075
  Citigroup, Inc., Senior
    Unsecured Notes
    5.75%                            05/10/06            2,000          2,029,948
    4.25%                            07/29/09            1,945          1,956,339
  Citigroup, Inc., Unsecured Notes
    3.62%                            02/09/09               75             73,962
    4.12%                            02/22/10            2,475          2,466,932
    5.85%                            12/11/34              150            165,816
  Depfa ACS Bank, Senior Notes
    3.62%                            10/29/08              850            839,851

                                               45

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Deutsche Bank AG, Deposit
    Notes
     3.84%(f)                         03/15/07           $  800         $  798,656
  HBOS Treasury Services PLC,
    Unsecured Notes
     3.50%(g)                         11/30/07              350            345,519
     3.75%(g)                         09/30/08              505            500,850
  HSBC Bank USA, Senior Bank
    Notes
     3.88%                            09/15/09              340            336,063
  HSBC Bank USA, Subordinated
    Notes
     3.87%                            06/07/07            2,275          2,269,768
     4.62%                            04/01/14              415            417,150
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
     5.25%                            05/30/07               75             76,568
  J.P. Morgan Chase & Co.,
    Subordinated Notes
     5.75%                            10/15/08              375            391,563
     7.12%                            06/15/09              100            110,069
  National City Bank, Unsecured
    Notes
     3.38%                            10/15/07              455            450,163
  The Royal Bank of Scotland
    Group PLC
     4.71%(f)                         12/29/49              200            197,317
  SunTrust Bank, Inc., Senior
    Unsecured Notes
     3.62%                            10/15/07              665            660,059
     4.00%                            10/15/08              325            323,244
  Swedish Export Credit Corp.,
    Unsecured Notes
     2.88%                            01/26/07              375            370,369
  Turanalem Finance BV,
    Unsecured Notes
     8.00%(g)                         03/24/14              350            353,500
  Turanalem Finance Bv,
    Unsecured Notes
     8.50%                            02/10/15              100            103,000
  U.S. Bancorp, Senior Unsecured
    Notes
     3.95%                            08/23/07              115            114,977
  U.S. Bank N.A., Senior Bank
    Notes
     2.40%                            03/12/07              715            696,753
  UBS Preferred Funding Trust I,
    Capital Securities
     8.62%(f)                         10/29/49               40             47,525
  VTB Capital SA, Senior Notes
     6.25%                            07/02/35              625            631,561
  Wachovia Corp., Subordinated
    Notes
     6.30%                            04/15/28              440            466,085
  Wells Fargo & Co., Senior
    Unsecured Notes
     4.00%                            08/15/08            2,010          2,007,729
     4.20%                            01/15/10              680            681,040

                                                                        ==========
                                                                        22,856,422
                                                                        ----------
Broadcasting - 0.3%
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                            09/15/10               30             30,375

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%(g)                         06/15/15           $  130         $  129,188
  News America, Inc., Senior
    Debentures
     7.12%                            04/08/28              125            142,758
     7.30%                            04/30/28              150            174,565
     7.28%                            06/30/28              125            145,330
     7.62%                            11/30/28              140            169,085
  News America, Inc., Senior
    Unsecured Notes
     6.20%(g)                         12/15/34              325            341,085

                                                                        ==========
                                                                         1,132,386
                                                                        ----------
Business Services - 0.0%
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                            04/15/09              140            149,800
                                                                        ----------
Chemicals - 0.0%
  BCP Crystal U.S. Holdings
    Corp., Senior Subordinated
    Notes
     9.62%                            06/15/14               55             61,600
                                                                        ----------
Computer Software & Services - 0.1%
  Viacom, Inc., Senior Unsecured
    Notes
     5.62%                            08/15/12              190            194,309
                                                                        ----------
Construction - 0.3%
  D.R. Horton, Inc., Senior
    Unsecured Notes
     7.88%                            08/15/11               55             61,819
     8.50%                            04/15/12               25             27,125
  International Steel Group, Inc.,
    Senior Unsecured Notes
     6.50%                            04/15/14               20             19,250
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
     6.50%                            01/15/14              170            171,275
  KB Home, Senior Unsecured
    Notes
     6.25%                            06/15/15              355            359,438
  Lennar Corp., Senior Unsecured
    Notes
     5.60%(g)                         05/31/15              245            251,297

                                                                        ==========
                                                                           890,204
                                                                        ----------
Energy & Utilities - 0.7%
  AES Ironwood LLC, Senior
    Secured Notes
     8.86%                            11/30/25               95            107,866
  Citizens Communications Co.,
    Senior Unsecured Notes
     6.25%                            01/15/13               35             33,862
  Dominion Resources, Inc.,
    Senior Unsecured Notes
     5.70%                            09/17/12              275            289,993
  Exelon Corp., Senior Unsecured
    Notes
     5.62%                            06/15/35              125            125,390
  Exelon Generation Corp., Senior
    Unsecured Notes
     6.75%                            05/01/11              100            111,054

46

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  FirstEnergy Corp., Senior
    Unsecured Notes
     7.38%                                    11/15/31              $  480         $ 586,416
  Midwest Generation LLC,
    Pass-Through Certificates
     8.56%                                    01/02/16                 115           127,075
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                                    05/01/34                 100           112,000
  National Waterworks, Inc.,
    Senior Subordinated Notes,
    Series B
    10.50%                                    12/01/12                  30            33,825
  Orion Power Holdings, Inc.,
    Senior Unsecured Notes
    12.00%                                    05/01/10                 120           143,700
  Progress Energy, Inc., Senior
    Unsecured Notes
     7.75%                                    03/01/31                 360           450,616
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                                    07/15/10                  15            16,238
     6.75%                                    12/15/14                  50            49,000
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(g)                                 06/30/21                 100           102,000
  Texas Genco LLC, Senior
    Unsecured Notes
     6.88%(g)                                 12/15/14                   5             5,262
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%                                    07/15/12                 180           214,425
  TXU Corp., Senior Unsecured
    Notes
     6.50%(g)                                 11/15/24                 400           391,817

                                                                                   =========
                                                                                   2,900,539
                                                                                   ---------
Entertainment & Leisure - 0.9%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
     5.50%                                    03/15/11                 210           219,034
     7.05%                                    03/15/33                 190           224,322
  Comcast Cable Holdings LLC,
    Senior Debentures
     7.88%                                 08/13-02/26                 290           353,835
  Comcast Corp., Unsecured
    Notes
     5.65%                                    06/15/35                  25            24,809
  K2, Inc., Senior Unsecured
    Notes
     7.38%                                    07/01/14                 100           105,000
  MGM Mirage, Inc., Senior Notes
     6.00%                                    10/01/09                 225           226,125
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%(g)                                 02/15/13                  70            70,700
  Time Warner Cos., Inc.,
    Debentures
     8.18%                                    08/15/07                  25            26,894

                                                                      PAR
                                            MATURITY                 (000)                VALUE
                                     ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Time Warner Cos., Inc., Senior
    Debentures
     7.57%                                    02/01/24              $  720         $ 879,666
     7.62%                                    04/15/31                 100           124,889
     7.70%                                    05/01/32                 285           358,943
  Time Warner Cos., Inc., Senior
    Unsecured Notes
     6.12%                                    04/15/06                  25            25,391
     6.75%                                    04/15/11                 200           221,637
  Viacom, Inc., Senior Debentures
     7.88%                                    07/30/30                  50            58,655
  The Walt Disney Co., Senior
    Unsecured Notes
     6.20%                                    06/20/14                 125           138,764
  Wynn Las Vegas LLC/Corp.,
    First Mortgage Notes
     6.62%(g)                                 12/01/14                  35            33,950

                                                                                   =========
                                                                                   3,092,614
                                                                                   ---------
Finance - 5.6%
  American Express Co., Senior
    Unsecured Notes
     4.38%                                    07/30/09                 400           403,144
  Associates Corp. of North
    America, Senior Notes
     6.25%                                    11/01/08                 275           292,587
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
     3.40%                                    07/02/07                 410           405,105
     3.38%                                    10/15/08                 500           486,444
     4.12%(g)                                 01/15/10                 620           615,631
  California Preferred Fund Trust,
    Notes
     7.00%                                    12/31/49                 200           208,000
  Credit Suisse First Boston USA,
    Inc., Unsecured Notes
     4.70%                                    06/01/09                 350           355,768
  Crown European Holdings SA,
    Senior Secured Notes
    10.88%                                    03/01/13                 165           193,875
  Diageo Capital PLC, Notes
     3.38%                                    03/20/08                 325           318,830
  Eksportfinans ASA, Unsecured
    Notes
     3.38%                                    01/15/08               1,555         1,533,039
  General Electric Capital Corp.,
    Senior Unsecured Notes
     6.50%                                    12/10/07                 200           210,778
  General Electric Capital Corp.,
    Unsecured Notes
     3.45%(f)                              07/07-01/08               6,615         6,656,370
     4.12%                                 03/08-09/09               3,975         3,969,241
     3.60%(f)                                 10/15/08                 320           314,614
  Household Finance Corp.,
    Senior Unsecured Notes
     7.20%                                    07/15/06                  50            51,542
  HSBC Finance Corp., Senior
    Unsecured Notes
     4.75%                                    05/15/09                 340           344,884

                                               47

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Lehman Brothers Holdings, Inc.,
    Senior Notes
    6.62%                               02/05/06           $  851         $  864,863
  Morgan Stanley, Senior
    Unsecured Notes
    5.80%                               04/01/07              700            720,279
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(g)                            07/31/07              850            840,412
  Nationwide Building Society,
    Unsecured Notes
    4.25%(g)                            02/01/10               70             69,706
  SLM Corp., Senior Unsecured
    Notes
    5.62%                               04/10/07              570            584,392
  SLM Corp., Unsecured Notes
    4.00%                               01/15/10               55             54,264
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                            12/10/07              370            369,405

                                                                          ==========
                                                                          19,863,173
                                                                          ----------
Food & Agriculture - 0.2%
  General Mills, Inc., Senior
    Unsecured Notes
    5.12%                               02/15/07              185            187,860
  Kraft Foods, Inc., Senior
    Unsecured Notes
    6.25%                               06/01/12              415            456,214
  Smithfield Foods, Inc., Senior
    Unsecured Notes
    7.00%                               08/01/11               80             84,201

                                                                          ==========
                                                                             728,275
                                                                          ----------
Insurance - 1.1%
  Allstate Financial Global
    Funding LLC, Senior
    Unsecured Notes
    6.15%(g)                            02/01/06              500            506,360
  American General Corp., Senior
    Unsecured Notes
    7.50%(c)                            08/11/10              150            170,028
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%                               03/15/35              390            387,772
  Metropolitan Life Global
    Funding, Inc., Senior Notes
    4.50%(g)                            05/05/10              725            730,213
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                            07/30/09              350            351,138
  New York Life Insurance Co.,
    Unsecured Notes
    5.88%(g)                            05/15/33              100            109,301
  Protective Life Corp., Secured
    Trust, Secured Notes
    3.70%                               11/24/08              330            324,855
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(g)                            01/22/08              465            462,087
  Wellpoint, Inc., Unsecured Notes
    5.95%(g)                            12/15/34              345            376,589

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  XL Capital Ltd. (Kyrgyzstan),
    Senior Unsecured Notes
    6.38%                               11/15/24           $  300         $  326,492

                                                                          ==========
                                                                           3,744,835
                                                                          ----------
Manufacturing - 0.2%
  Briggs & Stratton Corp., Senior
    Unsecured Notes
    8.88%                               03/15/11               50             56,938
  Ispat Inland ULC, Senior
    Secured Notes
    9.75%                               04/01/14              415            483,475
  Navistar International Corp.,
    Senior Unsecured Notes
    6.25%(g)                            03/01/12               25             24,125

                                                                          ==========
                                                                             564,538
                                                                          ----------
Medical & Medical Services - 0.1%
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
    7.50%                               08/15/13               40             42,800
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
    6.12%                               12/15/14              100            100,750
  HCA, Inc., Unsecured Notes
    5.50%                               12/01/09               85             85,370

                                                                          ==========
                                                                             228,920
                                                                          ----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%                               06/15/14              190            199,451
                                                                          ----------
Metal & Mining - 0.1%
  Noranda, Inc., Unsecured Notes
    5.50%                               06/15/17              225            224,169
  TRIMAS Corp., Senior
    Subordinated Notes
    9.88%                               06/15/12              100             84,000

                                                                          ==========
                                                                             308,169
                                                                          ----------
Motor Vehicles - 0.3%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                               03/01/27              135            153,716
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                               06/04/08               65             63,665
  General Motors Acceptance
    Corp., Unsecured Notes
    4.60%(f)                            09/23/08              900            832,040

                                                                          ==========
                                                                           1,049,421
                                                                          ----------
Oil & Gas - 1.4%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                               03/15/33              175            208,028
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                               05/01/31              185            234,605

48

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  Chesapeake Energy Corp.,
    Senior Notes
     7.75%                             01/15/15           $  120              $  129,600
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     6.25%(g)                          01/15/18              120                 117,900
  Conoco Funding Co., Senior
    Unsecured Notes
     6.35%                             10/15/11              175                 194,213
  Consolidated Natural Gas, Inc.,
    Senior Debentures
     5.00%                             03/01/14              235                 237,592
  Consolidated Natural Gas, Inc.,
    Senior Unsecured Notes
     6.25%                             11/01/11              150                 163,651
  Devon Energy Corp., Senior
    Debentures
     7.95%                             04/15/32              230                 302,534
  Devon Financing Corp., Senior
    Unsecured Notes
     7.88%                             09/30/31              285                 370,700
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%                             07/15/13              205                 231,650
  El Paso Natural Gas Co.,
    Debentures
     8.62%                             01/15/22              130                 151,633
  El Paso Production Holding Co.,
    Senior Notes
     7.75%                             06/01/13               35                  37,406
  Encana Corp. (Canada), Bonds
     6.50%                             08/15/34              140                 162,156
  Encana Corp.(Canada), Senior
    Unsecured Notes
     4.75%                             10/15/13              340                 341,095
  Enterprise Products Operating
    LP, Senior Unsecured Notes
     4.00%                             10/15/07              225                 222,734
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%(g)                          04/01/12               35                  35,525
  OAO Gazprom, Senior
    Unsecured Notes
     9.62%(g)                          03/01/13              300                 367,875
  OAO Gazprom, Unsecured
    Notes
     9.62%                             03/01/13              260                 319,216
  Occidental Petroleum Corp.,
    Senior Notes
     8.45%                             02/15/29               70                 101,095
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
     5.75%(g)                          12/15/15              205                 202,950
  Petro-Canada, Senior
    Unsecured Notes
     5.95%                             05/15/35              450                 465,165
  Phillips Petroleum Co., Senior
    Debentures
     7.00%                             03/30/29               80                 100,389

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.62%                             07/15/19           $   80              $   90,200
     7.75%                             06/15/31               25                  27,562

                                                                              ==========
                                                                               4,815,474
                                                                              ----------
Paper & Forest Products - 0.1%
  Abitibi-Consolidated, Inc., Senior
    Unsecured Notes
     8.38%                             04/01/15              195                 199,144
  Georgia-Pacific Corp., Senior
    Unsecured Notes
     8.00%                             01/15/24               30                  34,725

                                                                              ==========
                                                                                 233,869
                                                                              ----------
Pharmaceuticals - 0.3%
  Bristol-Myers Squibb Co., Senior
    Debentures
     6.88%                             08/01/47              195                 242,973
  Elan Finance Corp., Unsecured
    Notes
     7.75%(g)                          11/15/11              145                 122,888
  Merck & Co., Inc., Unsecured
    Notes
     4.75%                             03/01/15              550                 552,430

                                                                              ==========
                                                                                 918,291
                                                                              ----------
Railroad & Shipping - 0.1%
  Union Pacific Corp., Senior
    Debentures
     7.12%                             02/01/28              225                 276,006
                                                                              ----------
Real Estate - 0.8%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                             06/01/12               75                  77,626
     7.12%(g)                          02/15/13               40                  39,400
  Archstone-Smith Trust, Senior
    Unsecured Notes
     5.62%                             08/15/14              250                 261,462
  Avalonbay Communities, Inc.,
    Senior Unsecured Notes
     6.62%                             09/15/11              180                 199,075
  Camden Property Trust,
    Unsecured Notes
     4.70%                             07/15/09              380                 380,931
  Developers Diversified Realty
    Corp., Senior Unsecured
    Notes
     3.88%                             01/30/09              475                 462,982
  EOP Operating LP, Senior
    Unsecured Notes
     7.00%                             07/15/11              360                 399,192
  EOP Operating LP, Unsecured
    Notes
     4.65%                             10/01/10              160                 160,046
  ERP Operating LP, Senior Notes
     6.58%                             04/13/15              240                 268,603

                                               49

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Real Estate (Continued)
  John Q. Hammons Hotels LP,
    First Mortgage Notes
     8.88%                                   05/15/12            $   95         $ 104,025
  Pulte Homes, Inc., Senior
    Unsecured Notes
     6.00%                                   02/15/35                85            82,702
  The Rouse Co., Unsecured
    Notes
     5.38%                                   11/26/13               825           799,255

                                                                                =========
                                                                                3,235,299
                                                                                ---------
Retail Merchandising - 0.4%
  Delhaize America, Inc., Senior
    Debentures
     9.00%                                   04/15/31               430           536,846
  Federated Department Stores,
    Senior Debentures
     6.79%                                   07/15/27               240           271,274
  Kroger Co., Senior Unsecured
    Notes
     6.80%                                   04/01/11               250           274,524
  May Department Stores Co.,
    Debentures
     6.70%                                   07/15/34               125           139,753
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(g)                                05/01/12                45            47,250

                                                                                =========
                                                                                1,269,647
                                                                                ---------
Semiconductors & Related Devices - 0.1%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     5.89%                                   07/15/09                50            52,125
  Magnachip Semiconductor,
    Senior Secured Notes
     6.66%(f)(g)                             12/15/11               140           139,300
     6.88%(g)                                12/15/11                10             9,850

                                                                                =========
                                                                                  201,275
                                                                                ---------
Telecommunications - 2.5%
  AT&T Broadband Corp.,
    Unsecured Notes
     8.38%                                   03/15/13               625           762,093
  BellSouth Corp., Senior
    Unsecured Notes
     4.20%                                   09/15/09               525           523,530
     6.55%                                   06/15/34               150           170,790
  BellSouth Corp., Unsecured
    Notes
     4.26%(g)                                04/26/06             1,550         1,553,796
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%                                   07/15/13               200           210,500
  Continental Cablevision, Inc.,
    Senior Notes
     8.30%                                   05/15/06               400           414,642
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
     8.75%                                   06/15/30                30            40,619
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     7.80%(f)(g)                             01/15/12                70            71,225
     8.25%(g)                                01/15/13                20            20,650

                                                                   PAR
                                             MATURITY             (000)                VALUE
                                          --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  New Jersey Bell Telephone,
    Debentures
     7.85%                                   11/15/29            $   35         $  43,423
  Qwest Corp., Senior Unsecured
    Notes
     7.88%(g)                                09/01/11               255           265,200
  Qwest Corp., Unsecured Notes
     6.67%(f)(g)                             06/15/13               185           191,244
  Rogers Wireless, Inc., Secured
    Notes
     7.50%                                   03/15/15               125           135,938
  SBC Communications, Inc.,
    Unsecured Notes
     4.39%                                   06/05/06             1,500         1,503,675
     6.45%                                   06/15/34               395           446,935
     6.15%                                   09/15/34                25            27,081
  Sprint Capital Corp., Senior
    Unsecured Notes
     8.75%                                   03/15/32               350           486,889
  TCI Communications, Inc.,
    Senior Debentures
     8.75%                                   08/01/15               360           461,799
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
     7.75%                                   12/01/30               360           464,850
  Verizon Maryland, Inc.,
    Debentures
     5.12%                                   06/15/33                95            89,055
  Verizon New Jersey, Inc., Senior
    Debentures
     5.88%                                   01/17/12               365           385,896
  Vodafone Group PLC,
    Unsecured Notes
     5.00%                                   12/16/13               275           282,929

                                                                                =========
                                                                                8,552,759
                                                                                ---------
Transportation - 0.1%
  Overseas Shipholding Group,
    Inc., Senior Unsecured Notes
     7.50%                                   02/15/24               170           162,350
  Southwest Airlines Co., Senior
    Unsecured Notes
     5.12%                                   03/01/17               175           171,507

                                                                                =========
                                                                                  333,857
                                                                                ---------
Yankee - 2.1%
  AID-Israel, Unsecured Notes
     5.50%                                09/23-04/24             1,475         1,657,016
  British Telecommunication
    Group PLC, Senior Unsecured
    Notes
     8.88%                                   12/15/30                10            14,118
  France Telecom, Senior
    Unsecured Notes
     9.25%                                   03/01/31               175           243,986
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
     4.62%                                   04/21/15               800           817,968
  Kazkommerts International BV
    (Netherlands), Bank
    Guaranteed Notes
     8.50%                                   04/16/13               150           159,000

50

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                     MATURITY        (000)         VALUE
                                   ------------   ----------   -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Kazkommerts International BV
    (Netherlands), Senior
    Unsecured Notes
    7.88%(g)                        04/07/14      $   115      $  117,875
  Omi Corp. (Mali), Senior Notes
    7.62%                           12/01/13           95          95,000
  Republic of Colombia, Senior
    Unsecured Notes
    9.75%                           04/09/11          702         801,218
  Telecom Italia Capital
    (Luxembourg), Unsecured
    Notes
    6.00%(g)                        09/30/34          540         551,298
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                           09/15/10          160         184,605
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.12%                           11/01/08          425         448,235
  United Mexican States, Bonds
    8.12%                           12/30/19          460         564,650
  United Mexican States, Senior
    Unsecured Notes
    8.38%                           01/14/11          610         707,600
    6.62%                           03/03/15          140         153,790
    8.00%                           09/24/22          605         741,125

                                                               ==========
                                                                7,257,484
                                                               ----------
TOTAL CORPORATE BONDS
  (Cost $85,422,500)                                           86,970,894
                                                               ----------
FOREIGN BONDS - 3.0%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                           07/04/34          475         686,336
    4.00%                           01/04/37        1,925       2,479,987
  General Motors Acceptance
    Corp. (EUR)
    4.75%                           09/14/09          300         331,165
  Government of New Zealand
    (NZD)
    6.00%                           04/15/15          905         642,516
  Mexican Fixed Rate Bonds
    (MXP)
                                   12/24/08-
    8.00%                           12/19/13       12,680       1,128,327
    9.00%                           12/24/09        8,963         825,929
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                           06/16/15        1,480       1,017,738
  UBS AG (United Kingdom)
    (JPY)
    0.10%                           09/27/05      363,000       3,278,236

                                                               ==========
TOTAL FOREIGN BONDS
  (Cost $10,292,940)                                           10,390,234
                                                               ----------
TAXABLE MUNICIPAL BONDS - 2.3%
  Belvoir Land LLC Revenue
    Bonds, Unsecured Notes
    5.27%(g)                        12/15/47          325         333,369
  California State General
    Obligation, Series 04
    5.00%                           06/01/31        1,145       1,222,849

                                                    PAR/SHARES
                                       MATURITY       (000)          VALUE
                                      ----------   -----------   ------------
TAXABLE MUNICIPAL BONDS (Continued)
  Connecticut State General
    Obligation, Series 04, Class B
    5.00%                             12/01/15         $380      $ 421,732
  Fort Irwin Land California LLC
    Revenue Bonds, Series 05
    5.40%(g)                          12/15/47          600        618,318
  Georgia State General
    Obligation, Series 04, Class C
    5.50%                             07/01/16          955      1,102,767
  Hawaii State General Obligation,
    Series 05, Class DG
    5.00%                             07/01/15          190        212,654
  Maricopa County United School
    District No. 48 General
    Obligation (Scottsdale School
    Improvement Project) Series
    05, Class A
    5.00%                             07/01/16          275        305,833
  Maryland State & Local Facilities
    General Obligation, Series 01,
    Class A
    5.50%                             07/15/15          545        638,500
  Metropolitan Transportation
    Authority New York Revenue
    Bonds, Series 05, Class A
    5.00%                             11/15/33          640        686,509
  New York City Municipal Water
    Finance Authority Revenue
    Bonds (Water & Sewer
    System Project) Series 05,
    Class C
    5.00%                             06/15/31          385        410,133
  New York Environmental
    Facilities Corp. Revenue
    Bonds (Municipal Water
    Finance Project) Series 04
    5.00%                             06/15/34          420        449,345
  University Maryland System
    Auxiliary Facility & Tuition
    Revenue Bonds, Series 05,
    Class A
    5.00%                             04/01/16          550        615,135
  University of Texas Permanent
    University Funding Revenue
    Bonds, Series 05, Class B
    5.00%                             07/01/35          425        452,498

                                                                 =========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $7,444,638)                                              7,469,642
                                                                 ---------

SHORT TERM INVESTMENTS - 5.1%
  Federal Home Loan Bank,
    Discount Notes
    2.98%                       07/19/05     10,000      9,984,852
  Galileo Money Market Fund                  7,179       7,178,946

                                                         =========
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,164,046)                                    17,163,798
                                                        ----------

TOTAL INVESTMENTS IN SECURITIES -  114.4%
  (Cost $390,121,779(a))                                                 393,673,982

                                               51

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS            VALUE
                                        -----------------   ---------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05                 (102)       $  (33,469)
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 112, Expires 09/30/05                  (61)         (113,422)

                                                            ==========
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $69,968)                                 (146,891)
                                                            ----------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $46,920)                               1,020(h)         54,785
                                                            ----------
CALL SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                     (500)(h)      (328,900)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                            (370)(h)      (320,050)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                     (442)(h)      (257,069)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (1,130)(h)      (501,743)

                                                            ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,016,338)                            (1,407,762)
                                                            ----------
PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $21,392)                                  45             9,141
                                                            ----------
PUT OPTIONS WRITTEN - (0.0)%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 105, Expires 09/30/05
  (Premiums received $7,692)                     (15)             (234)
                                                            ----------
PUT SWAPTIONS WRITTEN - (0.2)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                       (500)(h)      (141,700)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                            (370)(h)       (95,460)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                     (442)(h)       (83,375)
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                      (700)(h)          (176)
  Union Bank of Switzerland,
    Strike Price 5.75, Expires
    09/23/05                                  (1,600)(h)          (160)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (1,130)(h)      (388,720)

                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,426,554)                              (709,591)
                                                            ----------

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (13.8)%
  (including $45,924,084 of payable for securities
    purchased)                                                            (47,454,102)
                                                                          -----------
NET ASSETS - 100.0%                                                      $344,019,328
                                                                         ============

-------------------

(a) Cost for Federal income tax purposes is $390,267,868. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $5,643,686
      Gross unrealized depreciation                                      (2,237,572)
                                                                         ----------
                                                                         $3,406,114
                                                                         ==========

(b) Rates shown are the effective yields as of June 30, 2005.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $835,692 on 68 long U.S. Treasury Note futures contracts and 371 short
       U.S. Treasury Note futures contracts and 87 short Euro-Bobl futures contracts and 23 short U.S. Treasury Bond contracts expiring September
       2005.  The value of such contracts on June 30, 2005 was $63,020,537, with an unrealized loss of $182,584 (including commissions of $1,210).
(d) Securities, or a portion thereof, with a market value of $1,461,871 have been pledged as collateral for swap and swaption contracts.  (e) Securities, or a portion thereof, subject to financing transactions.
  (f) Rates shown are the rates as of June 30, 2005.
(g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 3.19% of its net assets, with a current market value of $10,834,362, in securities restricted as to resale.
(h) Each swaption contract is equivalent to $10,000 in notional amount.

52

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          GOVERNMENT INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                           PAR
                         MATURITY         (000)          VALUE
                      --------------   ----------   --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 53.1%
  Small Business Administration
  Participation Certificates,
  Series 96-20J, Class 1
      7.20%              10/01/16      $   142      $   150,536
  Small Business Administration
  Participation Certificates,
  Series 98-20J, Class 1
      5.50%              10/01/18          124          128,426
  Small Business Investment Cos.
  Pass-Through, Series 03-10A,
  Class 1
      4.63%              03/10/13        1,319        1,329,626
  U.S. Treasury Bonds
      8.00%(b)           11/15/21        2,820        4,063,332
      6.50%              11/15/26          735          960,869
      5.38%              02/15/31        4,000        4,720,000
  U.S. Treasury Notes
      3.50%           05/07-12/09       11,095       11,045,435
      3.62%              06/15/10       20,350       20,260,969
      4.25%              11/15/14      208,905      213,809,464
      4.12%              05/15/15        3,100        3,145,288

                                                    ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $255,371,482)                               259,613,945
                                                    -----------
MORTGAGE PASS-THROUGHS - 48.6%
  Federal Home Loan Mortgage
  Corp.
      5.50%           10/13-11/13          329          337,750
      4.50%              05/01/18          642          640,388
      7.50%              11/01/25            1            1,607
      6.50%              10/01/32          158          163,449
  Federal Home Loan Mortgage
  Corp. Gold
      6.00%           10/13-10/33        2,438        2,520,507
      5.50%           05/14-01/35          358          366,976
      5.00%           07/18-07/35       18,000       18,053,596
      4.50%           01/19-06/20          980          979,101
      8.00%           01/25-11/26          173          186,767
      6.50%           03/29-10/34          435          451,327
      7.00%           09/31-04/32          191          200,766
  Federal National Mortgage
  Association
      7.00%           08/09-12/11           33           33,811
      6.00%           11/09-07/35          202          228,381
      4.00%           05/10-07/20       17,571       17,251,364
      6.50%           01/13-04/35       11,807       12,258,119
      5.50%(b)        12/13-05/35       69,672       70,718,701
      8.00%              08/01/14           16           16,037
      5.00%           01/18-07/34       82,969       83,672,596
      4.50%           06/18-07/35       27,432       27,100,706
      7.50%           06/24-04/26           54           57,995
  Government National Mortgage
  Association
      8.00%              04/20/13           83           88,721
      6.00%           01/14-06/14          287          298,427
      5.50%           03/14-08/33          596          615,576
      7.00%           10/27-06/28          342          362,350
      7.50%              11/15/27            1            1,392
      6.50%              10/15/34          100          104,437

                                                    ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $236,028,702)                               236,710,847
                                                    -----------

                                                             PAR/SHARES
                                                MATURITY       (000)          VALUE
                                               ----------   -----------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
  Federal National Mortgage
    Association, Series 03-130,
    Class SP (I0)
     1.00%(c)                                  08/25/28     $8,362        $  287,648
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-13, Class 1A1
     4.51%(d)                                  10/25/33      1,932         1,905,627
  Salomon Brothers Mortgage
    Securities VI, Series 87-1 (IO)
     7.00%(c)                                  02/17/17         44            11,125
  Salomon Brothers Mortgage
    Securities VI, Series 87-1
    (PO)
     7.00%(c)                                  02/17/17         44            40,402
  Washington Mutual Mortgage
    Securities Corp., Series
    02-S8, Class 1A3
     8.00%                                     01/25/33         18            17,885

                                                                          ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,429,184)                                                        2,262,687
                                                                          ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%
  (Cost $1,080,535)                            08/15/36        980         1,071,001
                                                                          ----------
PROJECT LOANS - 0.0%
  Federal Housing Authority
     7.43%
  (Cost $2,927)                                09/01/22          3             2,947
                                                                          ----------
ASSET BACKED SECURITIES - 0.3%
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
     3.37%(d)                                  07/15/25        101           100,226
  Structured Asset Receivables
    Trust, Series 03-2
     3.40%(d)                                  01/21/09      1,377         1,368,347

                                                                          ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,473,985)                                                        1,468,573
                                                                          ----------
SHORT TERM INVESTMENTS - 19.5%
  Federal Home Loan Mortgage
    Corp., Discount Notes
     2.65%                                     07/01/05     45,900        45,900,000
     3.03%                                     07/20/05     35,000        34,944,029
  Federal National Mortgage
    Association, Discount Notes
     2.97%                                     07/01/05      7,700         7,700,000
  Galileo Money Market Fund                                  6,773         6,772,936

                                                                          ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $95,316,965)                                                      95,316,965
                                                                          ----------

TOTAL INVESTMENTS IN SECURITIES -  122.2%
  (Cost $591,703,780(a))                   596,446,965

                                               53

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER OF
                                           CONTRACTS          VALUE
                                        ---------------   ------------
CALL OPTIONS PURCHASED - 0.0%
  August 10 year U.S. Treasury
    Notes futures, Strike Price
    115, Expires 07/22/05
  (Cost $6,362)                                 40        $  3,750
                                                          --------
CALL OPTIONS WRITTEN - 0.0%
  Federal National Mortgage
    Association 30Yr 5.0%, Strike
    Price 100.46875, Expires
    07/07/05
  (Premiums received $34,859)                 (194)        (12,125)
                                                          --------
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08
  (Premiums received $266,570)                (610)(e)    (401,258)
                                                          --------
PUT OPTIONS PURCHASED - 0.0%
  December Eurodollar futures,
    Strike Price 95.75, Expires
    12/19/05
  (Cost $70,707)                               780          78,000
                                                          --------
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05
  (Premiums received $266,570)                (610)(e)    (172,874)
                                                          --------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (22.1)%
  (including $259,568,487 of
    payable for securities
    purchased, $178,751,655 of
    receivable for securities sold
    and $28,906,144 of payable
    for financing transactions)            (107,981,787)
                                           ------------
NET ASSETS - 100.0%                        $487,960,671
                                           ============

-------------------

(a) Cost for Federal income tax purposes is $592,168,488. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $5,853,654
      Gross unrealized depreciation                                      (1,575,177)
                                                                         ----------
                                                                         $4,278,477
                                                                         ==========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $3,207,434 on 1,341 short U.S. Treasury Note futures contracts, 461 long
       U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $261,363,832, with an unrealized loss of $130,413 (including commissions of $3,906).
     (c) Rates shown are the effective yields as of June 30, 2005.
(d) Rates shown are the rates as of June 30, 2005.
(e) Each swaption contract is equivalent to $10,000 in notional amount.

54

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                   PAR
                                                  MATURITY        (000)         VALUE
                                               --------------   ---------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 89.0%
  Federal National Mortgage
    Association, Unsecured Notes
    2.35%                                         04/29/06      $  800      $  790,825
  U.S. Treasury Inflation Protected
    Bonds
    2.38%                                         01/15/25       2,905       3,282,188
    3.62%(b)                                      04/15/28       1,765       2,852,692
    3.88%                                         04/15/29       2,805       4,665,681
    3.38%                                         04/15/32         205         305,669
  U.S. Treasury Inflation Protected
    Notes
    3.38%                                      01/07-01/12       2,095       2,604,165
    3.88%                                         01/15/09       1,560       2,013,676
    4.25%                                         01/15/10       1,655       2,153,651
    0.88%                                         04/15/10         750         751,219
    3.50%                                         01/15/11       1,525       1,889,377
    3.00%(c)                                      07/15/12       3,975       4,724,293
    1.88%                                         07/15/13       2,425       2,623,690
    2.00%(c)                                   01/14-07/14       6,410       6,910,487
    1.62%                                         01/15/15       1,990       2,020,265

                                                                            ==========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $36,393,635)                                                        37,587,878
                                                                            ----------
MORTGAGE PASS-THROUGHS - 3.9%
  Federal National Mortgage
    Association ARM
    4.43%(d)                                      06/01/34         592         594,476
    4.65%(d)                                      02/01/35         962         968,458

                                                                            ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $1,560,976)                                                          1,562,934
                                                                            ----------
CORPORATE BONDS - 0.5%
Paper & Forest Products - 0.0%
  Abitibi-Consolidated, Inc., Senior
    Unsecured Notes
    8.38%                                         04/01/15           5           5,105
                                                                            ----------
Yankee - 0.5%
  United Mexican States, Senior
    Unsecured Notes
    6.62%                                         03/03/15         100         109,850
                                                                            ----------
TOTAL CORPORATE BONDS
  (Cost $107,844)                                                              114,955
                                                                            ----------
FOREIGN BONDS - 6.5%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                                         07/04/34         100         144,492
    4.00%                                         01/04/37         175         225,453
  Canada Government Real
    Return (CND)
    3.00%                                         12/01/36         440         464,335
  UBS AG (United Kingdom)
    (JPY)
    0.10%                                         09/27/05      44,000         397,362
  United Kingdom Treasury
    Inflation Protected Gilt Stock
    (GBP)
    3.02%                                         05/20/09         320       1,425,919

                                                                            ==========
TOTAL FOREIGN BONDS
  (Cost $2,628,111)                                                          2,657,561
                                                                            ----------

                                                          PAR/SHARES
                                             MATURITY       (000)          VALUE
                                            ----------   -----------   -------------
SHORT TERM INVESTMENTS - 14.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                                   07/01/05     $4,500        $4,500,000
  Galileo Money Market Fund                               1,383         1,383,173

                                                                       ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,883,173)                                                     5,883,173
                                                                       ----------
TOTAL INVESTMENTS IN SECURITIES -  113.9%
  (Cost $46,573,739(a))                                                47,806,501

                                           NUMBER OF
                                           CONTRACTS
                                        ---------------
CALL OPTIONS WRITTEN - (0.2)%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05                (11)         (3,609)
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 112, Expires 09/30/05                (39)        (72,516)

                                                           =======
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $26,094)                              (76,125)
                                                           -------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $5,060)                                110(e)        5,908
                                                           -------
CALL SWAPTIONS WRITTEN - (0.5)%
  Deutsche Bank, Strike Price
    5.15, Expires 01/11/07                    (130)(e)     (84,620)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (140)(e)     (62,163)

                                                           =======
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $104,765)                            (146,783)
                                                          --------
PUT OPTIONS PURCHASED - 0.0%
  December Eurodollar futures,
    Strike Price 95.75, Expires
    12/19/05
  (Cost $1,813)                                 20           2,000
                                                          --------

PUT SWAPTIONS WRITTEN - 0.0%
  Deutsche Bank, Strike Price
    5.15, Expires 01/11/07                (130)(e)        (19,793)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                      (140)(e)        (48,160)

                                                          =======
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $104,765)                            (67,953)
                                                          -------

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (13.2)%                                                                 (5,544,743)
                                                                          ----------
  (including $7,681,550 of payable for financing
  transactions and $916,309 of receivable for
  securities sold)
NET ASSETS - 100.0%                                                      $41,978,805
                                                                         ===========

                                               55

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 INFLATION PROTECTED BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

-------------------

(a) Cost for Federal income tax purposes is $46,575,910. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $1,239,731
      Gross unrealized depreciation                                        (9,140)
                                                                       ----------
                                                                       $1,230,591
                                                                       ==========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $323,251 on 5 long U.S. Treasury Note futures contracts and 6 short U.S.
       Treasury Note futures contracts and 11 short Euro Bobl futures contracts expiring September 2005 and 15 short Eurodollar futures contracts and 30 short Canadian Government Bond futures contracts expiring December 2005.
       The value of such contracts on June 30, 2005 was $12,902,289, with an unrealized loss of $15,476 (including commissions of $175).
     (c) Securities, or a portion thereof, subject to financing transactions.
(d) Rates shown are the rates as of June 30, 2005.
(e) Each swaption contract is equivalent to $10,000 in notional amount.

56

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                          PAR
                          MATURITY       (000)         VALUE
                        ------------   ---------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
  U.S. Treasury Bonds
    6.50%
  (Cost $1,343,252)     11/15/2026     $1,130      $1,477,255

MORTGAGE PASS-THROUGHS - 95.9%
  Federal Home Loan Mortgage
  Corp. Gold
        5.50%         06/13-02/18        697         715,965
        6.00%         11/13-10/33        398         411,237
        6.50%         12/13-08/30        448         466,729
        8.00%            07/01/17         55          59,650
        9.00%            12/01/19          1             898
        7.50%         09/26-03/27         11          11,475
        5.00%            09/01/33         83          83,326
  Federal National Mortgage
  Association
        6.50%         02/13-04/35        272         296,300
        5.50%         12/13-04/35        983       1,001,611
        8.00%            08/01/14        121         122,948
        6.00%         04/16-07/35         12          13,752
        4.50%         08/18-07/35      6,500       6,468,832
        4.00%            03/01/19        129         126,651
        8.50%            10/01/24          6           6,004
  Government National Mortgage
  Association
       8.00%(b)       12/07-08/24        565         609,721
       5.50%          11/08-05/34     76,463      78,109,667
       6.50%          03/16-11/34     27,788      28,962,795
       7.00%(b)       09/17-05/32      2,388       2,532,491
       5.00%          12/17-06/35     34,545      34,985,518
       9.00%          05/18-07/21        274         301,371
      10.00%             12/15/20          3           3,747
       7.50%          10/25-11/29        503         539,520
       6.00%          01/28-01/35     43,218      44,549,534
       4.50%          12/34-01/35      5,800       5,736,895

                                                  ==========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $205,783,656)                            206,116,637
                                                 -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
  Federal National Mortgage
    Association, Series 03-130,
    Class SP (I0)
     1.00%(c)                                08/25/28     9,469       325,726
  Goldman Sachs Residential
    Mortgage Loan Trust, Series
    03-13, Class 1A1
     4.51%(d)                                10/25/33     3,864     3,811,254
  Washington Mutual Mortgage
    Securities Corp., Series
    02-S8, Class 1A3
     8.00%                                   01/25/33     24           23,847

                                                                    =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $4,299,888)                                                 4,160,827
                                                                    ---------

                                                             PAR/SHARES
                                                MATURITY       (000)          VALUE
                                               ----------   -----------   -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
    7.18%
  (Cost $1,371,003)                            08/15/36     $1,249        $1,364,815
                                                                          ----------

PROJECT LOANS - 0.0%
  Federal Housing Authority
    7.43%
  (Cost $15,125)     09/01/22     15     15,474
                                         ------

ASSET BACKED SECURITIES - 1.1%
  The Money Store Small
    Business Administration Loan
    Trust, Series 99-1, Class A
    3.37%(d)                       07/15/25       303        300,679
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(d)                       01/21/09     1,760      1,749,689

                                                           =========
TOTAL ASSET BACKED SECURITIES
  (Cost $2,058,486)                                        2,050,368
                                                           ---------

SHORT TERM INVESTMENTS - 28.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                        07/01/05     13,100     13,100,001
    3.03%                        07/20/05     40,000     39,936,033
  Galileo Money Market Fund                   7,081       7,081,453

                                                         ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $60,117,487)                                     60,117,487
                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -  128.2%
  (Cost $274,988,897(a))                   275,302,863

                                                                              57

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                             NUMBER OF
                             CONTRACTS        VALUE
                          --------------- -------------
CALL OPTIONS PURCHASED - 0.0%
  August 10 year U.S.
Treasury Notes
    futures, Strike Price
115, Expires
    07/22/05
  (Cost $2,704)                   17       $    1,594
                                           ----------
CALL OPTIONS WRITTEN - 0.0%
  Federal National
Mortgage
    Association 30Yr
5.0%, Strike
    Price 100.46875,
Expires 07/07/05
  (Premiums received            (890)          (5,562)
                                           ----------
$15,992)
CALL SWAPTIONS WRITTEN - (0.1)%
  Barclays Capital,
Strike Price 5.135,
    Expires 04/21/08
  (Premiums received            (300)(e)     (197,340)
                                           ----------
$131,100)
PUT OPTIONS PURCHASED - 0.0%
  December Eurodollar
futures, Strike
    Price 95.75, Expires
12/19/05
  (Cost $32,453)                 358           35,800
                                           ----------
PUT SWAPTIONS WRITTEN - 0.0%
  Barclays Capital,
Strike Price 5.0,
    Expires 07/07/05
  (Premiums received            (300)(e)      (85,020)
                                           ----------
$131,100)

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (28.1)%
  (including $109,895,618 of
    payable for securities
    purchased and $51,461,335 of
    receivable for securities sold)         (60,278,480)
                                            -----------
NET ASSETS - 100.0%                        $214,773,854
                                           ============

-------------------

(a) Cost for Federal income tax purposes is $275,016,919. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $1,448,289
      Gross unrealized depreciation                                      (1,162,345)
                                                                         ----------
                                                                         $  285,944
                                                                         ==========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $466,754 on 271 long U.S. Treasury Note futures contracts, 244 short
       U.S. Treasury Note futures contracts and 122 short Interest Rate Swap futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $93,912,172 with an unrealized loss of $45,463
       (including commissions of $1,399).
     (c) Rates shown are the effective yields as of June 30, 2005.
(d) Rates shown are the rates as of June 30, 2005.
(e) Each swaption contract is equivalent to $10,000 in notional amount.

58

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.9%
  Federal National Mortgage
    Association, Unsecured Notes
     2.35%                                           04/06-04/07             $ 9,980         $ 9,760,633
     1.75%                                              06/16/06               2,120           2,080,036
     4.00%                                           10/06-01/09              13,870          13,874,350
     6.62%                                              09/15/09               2,320           2,556,540
     4.75%                                              02/21/13               2,990           2,986,753
  Overseas Private Investment
    Co.
     4.09%(b)                                           05/29/12                 455             424,474
     4.30%(b)                                           05/29/12               1,268           1,205,643
     4.64%(b)                                           05/29/12                 944             912,219
     4.68%(b)                                           05/29/12                 533             508,689
     4.87%(b)                                           05/29/12               4,024           3,928,727
     5.40%(b)                                           05/29/12               5,015           5,028,940
     5.46%(b)                                           05/29/12                 575             577,094
     5.79%(b)                                           05/29/12               1,015           1,027,289
     5.88%(b)                                           05/29/12                 540             547,218
     5.94%(b)                                           05/29/12               1,926           1,967,285
     5.95%(b)                                           05/29/12                 549             560,939
     6.10%(b)                                           05/29/12                 647             663,383
     6.81%(b)                                           05/29/12                 780             804,179
     6.89%(b)                                           05/29/12               6,221           6,464,652
     6.91%(b)                                           05/29/12               2,091           2,135,806
     7.35%(b)                                           05/29/12                 561             583,744
  Resolution Funding Corp. Strip
    Bonds
     6.29%(c)                                           07/15/18               1,725             969,705
     6.30%(c)                                           10/15/18               1,725             957,808
  Small Business Administration
    Participation Certificates,
    Series 96-20B, Class 1
     6.38%                                              02/01/16               2,377           2,473,501
  Small Business Administration
    Participation Certificates,
    Series 96-20K, Class 1
     6.95%                                              11/01/16               3,595           3,795,143
  Small Business Administration
    Participation Certificates,
    Series 97, Class A
     3.85%(d)                                           08/15/22                 785             746,370
  Small Business Administration
    Participation Certificates,
    Series 97-20B, Class 1
     7.10%                                              02/01/17               2,864           3,028,185
  Small Business Administration
    Participation Certificates,
    Series 97-20G, Class 1
     6.85%                                              07/01/17               5,300           5,594,376
  U.S. Treasury Bonds
    10.38%(e)                                           11/15/12               6,600           7,591,287
     8.12%                                              08/15/19              28,490          40,371,213
     8.50%                                              02/15/20               4,175           6,123,552
     8.00%                                              11/15/21               6,380           9,192,929
     6.00%                                              02/15/26               8,820          10,867,201
     6.75%                                              08/15/26              15,020          20,120,341
     6.12%                                              11/15/27               4,400           5,556,720

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
  U.S. Treasury Inflation Protected
    Notes
     2.00%                                              07/15/14             $ 3,330         $ 3,541,649
     1.62%                                              01/15/15               5,225           5,304,463
  U.S. Treasury Notes
     3.50%(f)                                           05/31/07              17,840          17,785,642
     3.88%                                              05/15/10                 730             734,163
     3.62%                                              06/15/10                 570             567,506
     4.75%                                              05/15/14               4,685           4,971,225
     4.25%                                              11/15/14               7,765           7,947,299
     4.00%(f)                                           02/15/15              26,135          26,227,910
     4.12%(f)                                           05/15/15               6,895           6,995,729

                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $241,544,097)
                                                                                             250,062,510
                                                                                             -----------
MORTGAGE PASS-THROUGHS - 20.0%
  Federal Home Loan Mortgage
    Corp.
     3.00%                                              04/19/07               5,900           5,817,907
  Federal Home Loan Mortgage
    Corp. Gold
     6.50%                                           03/09-12/30               1,147           1,192,372
     4.00%                                              05/01/10               2,238           2,214,075
     6.00%                                           11/14-07/34               7,265           7,467,713
     5.50%                                              10/01/17               1,103           1,131,948
     5.00%                                           07/18-05/20               7,600           7,686,328
     4.50%                                           05/19-07/19               6,765           6,749,703
     7.50%                                           11/25-10/27                  34              36,361
     7.00%                                           04/29-04/32                  84              88,150
  Federal Home Loan Mortgage
    Corp., ARM
     4.37%(d)                                           01/01/35               9,289           9,313,389
  Federal National Mortgage
    Association
     7.00%                                           06/06-09/34               2,823           2,978,081
     6.00%                                           01/09-07/34              28,370          29,084,203
     6.50%                                           02/11-07/33              28,299          29,305,598
     5.50%                                           09/13-04/35              14,352          14,575,460
     5.00%                                           07/18-06/35               5,026           5,073,115
     4.00%                                           06/19-05/20                  37              37,528
     4.50%                                           06/19-07/35               8,266           8,193,381
     4.31%(d)                                           12/01/34               7,992           7,963,124
  Government National Mortgage
    Association
     9.50%                                           09/16-11/16                  21              23,722
     9.00%                                              03/15/18                  14              14,851
     6.50%                                           12/23-10/34               1,210           1,266,925
     6.00%                                           11/28-10/33                 629             650,059
     5.50%                                           11/33-12/34               2,034           2,079,838
  MLCC Mortgage Investors, Inc.,
    Series 95-C2 (IO)
    10.40%(c)                                           06/15/21              11,577             331,230

                                                                                             ===========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $142,526,790)
                                                                                             143,275,061
                                                                                             -----------

                                               59

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
  Banc of America Alternative
    Loan Trust, Series 04-11,
    Class 2CB1
     6.00%                                     12/25/34          $ 3,633         $3,670,339
  Federal Home Loan Mortgage
    Corp., Series 2587, Class WX
     5.00%                                     03/15/18            2,370          2,425,439
  Federal Home Loan Mortgage
    Corp., Series 2825, Class VP
     5.50%                                     06/15/15            3,162          3,279,801
  Federal Home Loan Mortgage
    Corp., Series 2933, Class HD
     5.50%                                     02/15/35            3,600          3,679,056
  Federal National Mortgage
    Association, Series 03-118,
    Class FD
     3.71%(d)                                  12/25/33            3,694          3,722,402
  Federal National Mortgage
    Association, Series 04-82,
    Class HJ
     5.50%                                     09/25/32            7,400          7,563,318
  Federal National Mortgage
    Association, Series 05-48,
    Class AR
     5.50%                                     02/25/35            3,120          3,192,953
  Residential Accredit Loans, Inc.,
    Series 99-QS8, Class A1
     6.50%                                     06/25/14            1,549          1,553,792
  Summit Mortgage Trust, Series
    00-1, Class B1
     6.06%(d)                                  12/28/12              211            211,358

                                                                                 ==========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $29,562,622)                                                             29,298,458
                                                                                 ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.6%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
     6.50%                                     04/15/36            4,030          4,434,045
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 00-WF2, Class A2
     7.32%                                     10/15/32            4,590          5,175,760
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
     4.82%                                     11/11/41            4,155          4,229,208
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
     6.03%                                     09/15/30            4,701          4,877,301
  Donaldson, Lufkin and Jenrette,
    Inc. Commerical Mortgage
    Corp., Series 98-CF1, Class
    A1B
     6.41%                                     02/18/31            7,713          8,067,994
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 99-C3,
    Class A2
     7.18%                                     08/15/36            3,792          4,141,835
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    98-C1, Class A3
     6.14%                                     10/18/30            5,322          5,575,513

                                                                    PAR
                                                MATURITY           (000)                VALUE
                                               ----------   ------------------   -------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    04-GG2, Class A4
     4.96%                                     08/10/38          $ 3,500         $3,589,880
  J.P. Morgan Chase Commercial
    Mortgage Securities Corp.,
    Series 01-CIB2, Class A3
     6.43%                                     04/15/35            3,320          3,648,947
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
     7.37%                                     08/15/26            5,680          6,403,573
  Lehman Brothers-UBS
    Commerical Mortgage Trust,
    Series 03-C7, Class A2
     4.06%(d)                                  09/15/27            2,480          2,462,709
  Morgan Stanley Capital
    Investments, Series 98-HF2,
    Class A2
     6.48%                                     11/15/30            4,606          4,862,604
  Salomon Brothers Mortgage
    Securities VII, Series 00-C1,
    Class A2
     7.52%                                     12/18/09            5,565          6,133,910
  USGI, Series 87
     7.43%                                     12/01/22              114            118,820
  Wachovia Bank Commercial
    Mortgage Trust, Series 03,
    Class C6
     5.12%                                     08/15/35            4,470          4,653,205

                                                                                 ==========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $68,737,395)
                                                                                 68,375,304
                                                                                 ----------
PROJECT LOANS - 2.6%
  Whittier Rehab at Haverhill
    Project Loan
     7.60%                                     12/01/39           10,860         11,570,109
  Whittier Rehab at Westborough
    Project Loan
     8.12%                                     02/28/37            6,934          7,323,834

                                                                                 ==========
TOTAL PROJECT LOANS
  (Cost $17,533,928)                                                             18,893,943
                                                                                 ----------
CERTIFICATE OF DEPOSIT - 0.4%
  State Street Bank & Trust,
    Deposit Notes
     3.33%(d)                                  12/11/06            1,625          1,624,978
  SunTrust Bank, Inc.
     4.42%                                     06/15/09            1,260          1,262,898

                                                                                 ==========
TOTAL CERTIFICATE OF DEPOSIT
  (Cost $2,884,532)                                                               2,887,876
                                                                                 ----------
ASSET BACKED SECURITIES - 8.0%
  American Express Credit
    Account Master Trust, Series
    05-3, Class A
     3.22%(d)                                  01/18/11            5,525          5,525,000
  Chase Issuance Trust, Series
    04-A9, Class A9
     3.22%                                     06/15/10            5,675          5,587,435
  Citibank Credit Card Issuance
    Trust, Series 00, Class A3
     6.88%                                     11/16/09            6,275          6,685,903

60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
ASSET BACKED SECURITIES (Continued)
  Citibank Credit Card Issuance
    Trust, Series 04, Class A1
    2.55%                            01/20/07           $9,150         $8,963,980
  Countrywide Asset-Backed
    Certificates, Series 04-14,
    Class A4
    3.59%(d)                         06/25/35            4,934          4,946,218
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                            11/17/08            7,450          7,397,999
  Green Tree Financial Corp.,
    Series 96-7, Class A6
    7.65%                            10/15/27            4,395          4,704,449
  MBNA Credit Card Master Note
    Trust, Series 04, Class A4
    2.70%                            09/15/09            7,200          7,051,500
  Railcar Leasing LLC, Series
    97-1, Class A1
    6.75%                            07/15/06            2,060          2,081,488
  Small Business Administration
    Participation Certificates,
    Series 97-20F, Class 1
    7.20%                            06/01/17              748            795,485
  Structured Asset Receivables
    Trust, Series 03-2
    3.40%(d)                         01/21/09            4,152          4,127,472

                                                                       ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $58,111,110)                                                   57,866,929
                                                                       ----------
CORPORATE BONDS - 25.6%
Aerospace - 0.7%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                            12/01/29              985          1,421,162
  Northrop Grumman Corp.,
    Senior Unsecured Notes
    4.08%                            11/16/06            1,205          1,205,916
    7.12%                            02/15/11              915          1,034,833
  Raytheon Co., Senior
    Unsecured Notes
    4.50%                            11/15/07              383            384,421
  United Technologies Corp.,
    Unsecured Notes
    4.88%                            05/01/15              625            639,330

                                                                       ==========
                                                                        4,685,662
                                                                       ----------
Banks - 7.7%
  American Express Bank Ltd.,
    Bank Notes
    3.35%(d)                         11/21/07            2,450          2,449,926
  Banc One Corp., Senior
    Unsecured Notes
    2.62%                            06/30/08              835            798,708
  Bank of America Corp., Senior
    Unsecured Notes
    5.25%                            02/01/07              425            433,735
    3.38%                            02/17/09            1,350          1,315,699
  Bank of America Corp.,
    Subordinated Notes
    7.80%                            02/15/10            1,190          1,361,034
  Bank of New York Co., Inc.,
    Senior Notes
    3.75%                            02/15/08            1,350          1,337,495
  BankBoston N.A., Subordinated
    Notes
    7.00%                            09/15/07            1,500          1,590,795

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Barclays Bank PLC, Bonds
    6.28%                            12/15/49           $  780         $  796,575
  Barclays Bank PLC, Capital
    Securities
    8.55%(g)                         09/29/49              635            763,953
  Citigroup, Inc., Senior
    Unsecured Notes
    6.20%                            03/15/09            1,200          1,280,306
  Citigroup, Inc., Subordinated
    Notes
    6.00%                            10/31/33              685            778,646
  Citigroup, Inc., Unsecured Notes
    3.62%                            02/09/09            3,655          3,604,415
    4.12%                            02/22/10            3,900          3,887,286
  Depfa Bank PLC, Senior Notes
    4.25%                            08/16/10            3,900          3,916,658
  Deutsche Bank AG, Deposit
    Notes
    3.84%(d)                         03/15/07            1,600          1,597,312
  HBOS Treasury Services PLC,
    Senior Unsecured Notes
    3.60%(g)                         08/15/07              855            847,119
  HBOS Treasury Services PLC,
    Unsecured Notes
    3.50%(g)                         11/30/07            1,630          1,609,133
  HSBC Bank USA, Subordinated
    Notes
    3.87%                            06/07/07            5,575          5,562,179
  The Huntington National Bank,
    Subordinated Bank Notes
    2.75%                            10/16/06              480            472,344
  J.P. Morgan Chase & Co.,
    Senior Unsecured Notes
    5.25%                            05/30/07            3,380          3,450,642
  Lloyds TSB Bank PLC,
    Subordinated Notes
    6.90%                            11/29/49            2,000          2,087,284
  National City Bank, Unsecured
    Notes
    3.38%                            10/15/07              185            183,033
  The Royal Bank of Scotland
    Group PLC
    4.71%(d)                         12/29/49              600            591,950
  SunTrust Bank, Inc., Senior
    Unsecured Notes
    3.62%                            10/15/07            1,540          1,528,558
  Swedish Export Credit Corp.,
    Unsecured Notes
    2.88%                            01/26/07            1,550          1,530,858
  U.S. Bancorp, Senior Unsecured
    Notes
    3.95%                            08/23/07              335            334,933
  U.S. Bank N.A., Senior Bank
    Notes
    2.87%                            02/01/07            1,040          1,022,268
    2.40%                            03/12/07            1,580          1,539,678
  U.S. Bank N.A., Subordinated
    Notes
    6.50%                            02/01/08            2,420          2,552,824
  Wachovia Corp., Senior Notes
    3.50%                            08/15/08            1,165          1,143,761

                                               61

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Banks (Continued)
  Wells Fargo & Co., Senior
    Unsecured Notes
    4.00%                               08/15/08           $ 1,925         $1,922,825
    4.20%                               01/15/10             3,250          3,254,972

                                                                           ==========
                                                                           55,546,904
                                                                           ----------
Broadcasting - 0.3%
  News America, Inc., Senior
    Debentures
    7.12%                               04/08/28               300            342,620
    7.62%                               11/30/28             1,150          1,388,912
  News America, Inc., Senior
    Unsecured Notes
    6.20%                               12/15/34               275            288,611
  Viacom, Inc., Senior Unsecured
    Notes
    6.62%                               05/15/11               340            365,196

                                                                           ==========
                                                                            2,385,339
                                                                           ----------
Energy & Utilities - 0.6%
  FirstEnergy Corp., Senior
    Unsecured Notes
    7.38%                               11/15/31               400            488,680
  Florida Power & Light Co., First
    Mortgage Bonds
    4.95%                               06/01/35               600            593,242
  Florida Power Corp., First
    Mortgage Bonds
    6.65%                               07/15/11               960          1,066,422
    5.90%                               03/01/33               175            190,969
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.10%                               03/01/11             1,140          1,273,049
  TXU Corp., Senior Unsecured
    Notes
    6.50%(g)                            11/15/24             1,000            979,542

                                                                           ==========
                                                                            4,591,904
                                                                           ----------
Entertainment & Leisure - 0.8%
  Comcast Cable Communications
    Corp., Senior Unsecured
    Notes
    6.38%                               01/30/06               413            418,522
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                               02/15/26             1,040          1,298,901
  Comcast Corp., Unsecured
    Notes
    5.65%                               06/15/35               265            262,980
  Cox Communications, Inc.,
    Unsecured Notes
    4.62%                               06/01/13               280            271,068
  TCI Communications, Inc.,
    Senior Notes
    7.12%                               02/15/28               620            725,890
  Time Warner Cos., Inc., Senior
    Debentures
    9.15%                               02/01/23               535            732,752
    7.57%                               02/01/24               750            916,317
    7.70%                               05/01/32               760            957,182
  Viacom, Inc., Senior Debentures
    7.88%                               07/30/30               125            146,634

                                                                           ==========
                                                                            5,730,246
                                                                           ----------

                                                              PAR
                                        MATURITY             (000)                VALUE
                                     --------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance - 6.1%
  American Express Co., Senior
    Unsecured Notes
    4.38%                               07/30/09           $   375         $  377,948
  Associates Corp. of North
    America, Senior Notes
    6.25%(e)                            11/01/08               690            734,126
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    2.88%                               07/02/08             1,000            961,852
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    3.38%                               10/15/08             1,925          1,872,811
    4.12%(g)                            01/15/10             1,260          1,251,122
  California Preferred Fund Trust,
    Notes
    7.00%                               12/31/49               800            832,000
  Credit Suisse First Boston USA,
    Inc., Unsecured Notes
    4.70%                               06/01/09               700            711,536
  Eksportfinans ASA, Unsecured
    Notes
    3.38%                               01/15/08             3,770          3,716,756
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%                               01/15/08            10,250         10,321,135
    4.12%                            03/08-09/09            12,475         12,466,605
  Household Finance Corp.,
    Senior Unsecured Notes
    6.50%                               11/15/08             1,615          1,723,759
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                               02/01/08               345            368,357
  Metropolitan Life Global
    Funding, Inc., Unsecured
    Notes
    4.25%(g)                            07/30/09             1,080          1,074,308
  Morgan Stanley, Senior
    Unsecured Notes
    4.25%                               05/15/10               450            448,488
  Nationwide Building Society,
    Senior Unsecured Notes
    3.50%(g)                            07/31/07             1,725          1,705,542
  Nationwide Building Society,
    Unsecured Notes
    4.25%(g)                            02/01/10                90             89,622
  The Royal Bank of Scotland
    Capital Trust
    6.80%                               12/31/49             1,000          1,032,177
  SLM Corp., Senior Unsecured
    Notes
    3.62%                               03/17/08             3,155          3,101,138
  USAA Capital Corp., Senior
    Unsecured Notes
    4.00%(g)                            12/10/07               920            918,520

                                                                           ==========
                                                                           43,707,802
                                                                           ----------
Food & Agriculture - 0.2%
  Alberton's, Inc., Senior
    Debentures
    7.45%                               08/01/29               520            592,145

62

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Food & Agriculture (Continued)
  General Mills, Inc., Senior
    Unsecured Notes
    5.12%                               02/15/07           $  925         $  939,300

                                                                          ==========
                                                                           1,531,445
                                                                          ----------
Insurance - 2.1%
  Allstate Financial Global
    Funding, Unsecured Notes
    5.25%(g)                            02/01/07            1,150          1,170,905
  ASIF Global Financing,
    Unsecured Notes
    3.90%(g)                            10/22/08              285            279,018
  Liberty Mutual Group, Inc.,
    Unsecured Notes
    6.50%                               03/15/35              530            526,973
  MetLife, Inc., Senior Unsecured
    Notes
    5.70%                               06/15/35              500            514,850
  Metropolitan Life Global
    Funding, Inc., Senior Notes
    4.50%(g)                            05/05/10              350            352,516
  Monumental Global Funding II,
    Senior Secured Notes
    4.38%(g)                            07/30/09              925            928,006
  Monumental Global Funding II,
    Unsecured Notes
    2.80%(g)                            07/15/08            2,480          2,404,623
  New York Life Global Funding,
    Unsecured Notes
    3.88%(g)                            01/15/09              775            768,798
  Protective Life Corp., Secured
    Trust, Secured Notes
    3.70%                               11/24/08              990            974,566
  Prudential Financial, Inc.,
    Unsecured Notes
    5.40%                               06/13/35              650            645,873
  Sun Life of Canada Capital
    Trust, Capital Securities
    8.53%(g)                            05/29/49            1,720          1,893,032
  TIAA Global Markets, Senior
    Unsecured Notes
    4.12%(g)                            11/15/07            1,850          1,849,303
    3.88%(g)                            01/22/08            1,165          1,157,702
  Wellpoint, Inc., Unsecured Notes
    5.95%                               12/15/34              675            736,804
  XL Capital Ltd. (Kyrgyzstan),
    Senior Unsecured Notes
    6.38%                               11/15/24              505            549,595

                                                                          ==========
                                                                          14,752,564
                                                                          ----------
Manufacturing - 0.2%
  Belvoir Land LLC Class II,
    Unsecured Notes
    5.40%(g)                            12/15/47            1,175          1,202,812
                                                                          ----------
Medical & Medical Services - 0.3%
  United Health Group, Inc.,
    Unsecured Notes
    3.38%                               08/15/07            1,645          1,621,178

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
  Wellpoint Health Network, Inc.,
    Senior Unsecured Notes
    6.38%                               06/15/06           $  700         $  715,030

                                                                          ==========
                                                                           2,336,208
                                                                          ----------
Medical Instruments & Supplies - 0.1%
  Boston Scientific Corp., Senior
    Unsecured Notes
    5.45%(h)                            06/15/14              490            514,375
                                                                          ----------
Metal & Mining - 0.1%
  Noranda, Inc., Unsecured Notes
    5.50%                               06/15/17              475            473,246
                                                                          ----------
Motor Vehicles - 0.2%
  DaimlerChrysler AG, Senior
    Debentures
    7.45%                               03/01/27              870            990,616
  DaimlerChrysler N.A. Holding
    Corp., Unsecured Notes
    4.05%                               06/04/08              150            146,922
  General Motors Acceptance
    Corp., Unsecured Notes
    4.60%                               09/23/08              500            462,244

                                                                          ==========
                                                                           1,599,782
                                                                          ----------
Oil & Gas - 1.1%
  Anadarko Finance Co., Senior
    Unsecured Notes
    7.50%                               05/01/31              310            393,122
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                               10/15/11              665            738,010
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    5.38%                               11/01/06            1,850          1,878,064
  Devon Energy Corp., Senior
    Debentures
    7.95%                               04/15/32              575            756,334
  Devon Financing Corp., Senior
    Unsecured Notes
    7.88%                               09/30/31              350            455,246
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
    5.75%(g)                            12/15/15              420            415,800
  Petro-Canada, Senior
    Unsecured Notes
    5.95%                               05/15/35              925            956,172
  Suncor Energy, Inc.
    5.95%                               12/01/34              470            525,582
  Texaco Capital, Inc., Debentures
    8.88%                               09/01/21            1,350          1,968,759

                                                                          ==========
                                                                           8,087,089
                                                                          ----------
Pharmaceuticals - 0.2%
  Merck & Co., Inc., Unsecured
    Notes
    4.75%                               03/01/15              800            803,536

                                               63

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Pharmaceuticals (Continued)
  Schering-Plough Corp., Senior
    Unsecured Notes
    6.75%                          12/01/33          $    500        $   602,519

                                                                     ===========
                                                                       1,406,055
                                                                     -----------
Real Estate - 0.3%
  EOP Operating LP, Senior Notes
    7.25%                          06/15/28               230            268,108
  EOP Operating LP, Unsecured
    Notes
    4.65%                          10/01/10               255            255,075
  The Rouse Co., Unsecured
    Notes
    3.62%                          03/15/09             1,615          1,527,402

                                                                     ===========
                                                                       2,050,585
                                                                     -----------
Retail Merchandising - 0.3%
  Federated Department Stores,
    Senior Debentures
    6.79%                          07/15/27               320            361,698
  The May Department Stores Co.
    New York, Debentures
    7.88%                          03/01/30               220            278,202
  May Department Stores Co.,
    Debentures
    6.70%                          07/15/34               515            575,781
  May Department Stores Co.,
    Unsecured Notes
    5.75%                          07/15/14               655            690,828

                                                                     ===========
                                                                       1,906,509
                                                                     -----------
Telecommunications - 2.1%
  AT&T Broadband Corp.,
    Unsecured Notes
    8.38%                          03/15/13               700            853,546
  BellSouth Telecommunications,
    Debentures
    6.65%                          12/15/35               900            514,144
  Continental Cablevision, Inc.,
    Senior Notes
    8.30%                          05/15/06             2,640          2,736,637
  Deutsche Telekom International
    Finance BV (Netherlands),
    Senior Unsecured Notes
    8.75%                          06/15/30               590            798,848
  New England Telephone &
    Telegraph Co., Debentures
    7.88%                          11/15/29               200            252,551
  SBC Communications, Inc.,
    Unsecured Notes
    4.39%                          06/05/06             3,000          3,007,350
    6.45%                          06/15/34               775            876,897
    6.15%                          09/15/34                70             75,827
  Sprint Capital Corp., Senior
    Unsecured Notes
    8.75%                          03/15/32             1,035          1,439,800
  Telecom Italia Capital
    (Luxembourg), Senior
    Unsecured Notes
    4.95%(g)                       09/30/14               615            608,939
  Verizon Global Funding Corp.,
    Senior Unsecured Notes
    7.75%                          12/01/30               270            348,637

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Verizon Maryland, Inc., Senior
    Debentures
    6.12%                          03/01/12          $    575        $   616,421
  Verizon Pennsylvania, Inc.,
    Debentures
    5.65%                          11/15/11             1,795          1,887,218
  Vodafone Group PLC, Senior
    Unsecured Notes
    7.88%                          02/15/30               660            884,362
  Vodafone Group PLC,
    Unsecured Notes
    5.00%                          12/16/13                90             92,595

                                                                     ===========
                                                                      14,993,772
                                                                     -----------
Yankee - 2.2%
  AID-Israel, Unsecured Notes
    5.50%                          09/18/23             5,000          5,627,250
  British Telecommunication
    Group PLC, Senior Unsecured
    Notes
    8.88%                          12/15/30                45             63,524
  Japan Finance Corp. for
    Municipal Enterprises,
    Unsecured Notes
    4.62%                          04/21/15             1,600          1,635,935
  Pemex Finance Ltd.
    (Luxembourg), Senior
    Unsecured Notes
    9.03%                          02/15/11             3,505          3,969,027
  Province of Quebec, Debentures
    6.12%                          01/22/11               710            775,423
  Telecom Italia Capital
    (Luxembourg), Unsecured
    Notes
    6.00%(g)                       09/30/34               760            775,901
  Telefonica Europe BV, Senior
    Unsecured Notes
    7.75%                          09/15/10               475            548,047
  United Mexican States, Senior
    Unsecured Notes
    6.62%(h)                       03/03/15             2,030          2,229,955

                                                                     ===========
                                                                      15,625,062
                                                                     -----------
TOTAL CORPORATE BONDS
  (Cost $179,227,660)                                                183,127,361
                                                                     -----------
FOREIGN BONDS - 1.8%
  Bundesrepublic Deutschland
    (Germany) (EUR)
    4.75%                          07/04/34               925          1,336,547
    4.00%                          01/04/37             3,825          4,927,767
  UBS AG (United Kingdom)
    (JPY)
    0.10%                          09/27/05           759,000          6,854,494

                                                                     ===========
TOTAL FOREIGN BONDS
  (Cost $13,156,848)
                                                                      13,118,808
                                                                     -----------
TAXABLE MUNICIPAL BONDS - 3.2%
  California State General
    Obligation, Series 04
    5.00%                          06/01/31             2,350          2,509,775

64

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)        VALUE
                                      ----------   --------   -------------
TAXABLE MUNICIPAL BONDS (Continued)
  Connecticut State General
    Obligation, Series 04, Class B
    5.00%                             12/01/15     $ 780      $  865,660
  Georgia State General
    Obligation, Series 04, Class C
    5.50%                             07/01/16     1,955       2,257,497
  Hawaii State General Obligation,
    Series 05, Class DG
    5.00%                             07/01/15       390         436,500
  Los Angeles County Pension
    Obligation Revenue Bonds,
    Series 95, Class D
    6.97%                             06/30/08     7,355       7,944,209
  Maricopa County United School
    District No. 48 General
    Obligation (Scottsdale School
    Improvement Project) Series
    05, Class A
    5.00%                             07/01/16       565         628,348
  Maryland State & Local Facilities
    General Obligation, Series 01,
    Class A
    5.50%                             07/15/15     1,120       1,312,147
  Metropolitan Transportation
    Authority New York Revenue
    Bonds, Series 05, Class A
    5.00%                             11/15/33     1,310       1,405,198
  New York City Municipal Water
    Finance Authority Revenue
    Bonds (Water & Sewer
    System Project) Series 05,
    Class C
    5.00%                             06/15/31       785         836,245
  New York Environmental
    Facilities Corp. Revenue
    Bonds (Municipal Water
    Finance Project) Series 04
    5.00%                             06/15/34       870         930,787
  Ohana Military Communities
    LLC, Military Housing
    Revenue Bonds (Navy Hawaii
    Housing Privatization Project)
    Series 04-A, Class 1
    6.19%                             04/01/49       750         880,110
  University Maryland System
    Auxiliary Facility & Tuition
    Revenue Bonds, Series 05,
    Class A
    5.00%                             04/01/16     1,125       1,258,234
  University of Texas Permanent
    University Funding Revenue
    Bonds, Series 05, Class B
    5.00%                             07/01/35       870         926,289

                                                              ==========
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $21,511,221)                                          22,190,999
                                                              ----------

                                         SHARES
                                         (000)        VALUE
                                        -------   -------------
SHORT TERM INVESTMENTS - 0.8%
  Galileo Money Market Fund              2,791    $2,790,952
  Institutional Money Market
    Trust(i)                             2,183     2,183,100

                                                  ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,974,052)                                4,974,052
                                                  ----------

TOTAL INVESTMENTS IN SECURITIES -  111.1%
  (Cost $779,770,255(a))                                                 794,071,301

                                            NUMBER OF
                                            CONTRACTS
                                        -----------------
CALL OPTIONS WRITTEN - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 115, Expires 08/26/05                 (205)          (67,265)
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 112, Expires 09/30/05                 (119)         (221,266)

                                                              ========
TOTAL CALL OPTIONS WRITTEN
  (Premiums received $138,922)                                (288,531)
                                                              --------
CALL SWAPTIONS PURCHASED - 0.0%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07
  (Cost $94,300)                               2,050(j)        110,107
                                                              --------
CALL SWAPTIONS WRITTEN - (0.4)%
  Barclays Capital, Strike Price
    5.135, Expires 04/21/08                     (960)(j)      (631,488)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (1,000)(j)      (865,000)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                     (877)(j)      (510,644)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (2,330)(j)    (1,034,567)

                                                            ==========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $2,173,739)                            (3,041,699)
                                                            ----------

PUT OPTIONS PURCHASED - 0.0%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 111, Expires 09/30/05
  (Cost $43,726)                            92     18,688
                                                   ------
PUT OPTIONS WRITTEN - (0.0)%
  September 10 year U.S.
    Treasury Notes futures, Strike
    Price 105, Expires 09/30/05
  (Premiums received $14,872)              (29)    (453)
                                                   ------

                                                                              65

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                            NUMBER OF
                                            CONTRACTS            VALUE
                                        -----------------   --------------
PUT SWAPTIONS WRITTEN - (0.2)%
  Barclays Capital, Strike Price
    5.0, Expires 07/07/05                       (960)(j)    $ (272,064)
  Citibank, Strike Price 5.67,
    Expires 01/04/10                          (1,000)(j)      (258,000)
  Deutsche Bank, Strike Price
    5.015, Expires 01/29/07                     (877)(j)      (165,616)
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                    (1,380)(j)          (348)
  Union Bank of Switzerland,
    Strike Price 5.75, Expires
    09/23/05                                  (9,100)(j)          (910)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                          (2,330)(j)      (801,520)

                                                            ==========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $4,275,643)                            (1,498,458)
                                                            ----------

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (10.5)%
  (including $59,086,440 of payable for securities
    purchased)                                                            (74,943,230)
                                                                          -----------
NET ASSETS - 100.0%                                                      $714,427,725
                                                                         ============

-------------------

(a) Cost for Federal income tax purposes is $780,936,740. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $18,351,470
      Gross unrealized depreciation                                       (5,216,909)
                                                                         -----------
                                                                         $13,134,561
                                                                         ===========

(b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees.  These securities had a total market value of $27,340,281 which represents 3.83% of net assets.
     (c) Rates shown are the effective yields as of June 30, 2005.
(d) Rates shown are the rates as of June 30, 2005.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $964,165 on 139 long U.S. Treasury Note futures contracts, 1,462 short
       U.S. Treasury Note futures contracts, 169 short Euro Bobl futures contracts expiring September 2005.  The value of such contracts on June
       30, 2005 was $200,937,474, with an unrealized loss of $1,576,697
     (including commissions of $3,506).   (f) Securities, or a portion thereof,
subject to financing transactions.
(g) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 3.2% of its net assets, with a current market value of $23,046,216, in securities restricted as to resale.
(h) Total or partial securities on loan.
  (i) Securities purchased with the cash proceeds from securities loaned.
  (j) Each swaption contract is equivalent to $10,000 in notional amount.

66

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                      MATURITY             (000)                VALUE
                                   --------------   ------------------   -------------------
FOREIGN BONDS - 64.2%
Australia - 0.1%
  QBE Insurance Group Ltd.,
    Senior Unsecured Bonds
    (GBP)
    5.62%                             09/28/09          $      620       $ 1,143,983
                                                                         -----------
Austria - 1.9%
  Bank Austria Creditanstalt,
    Senior Unsecured Notes
    (GBP)
    5.62%                             07/12/11               3,490         6,596,563
  Republic of Austria (CND)
    5.00%                             12/20/24               2,000         1,725,343
  Republic of Austria (EUR)
    3.90%                             10/20/05               5,850         7,119,719

                                                                         ===========
                                                                          15,441,625
                                                                         -----------
Belgium - 2.9%
  Belgium Kingdom (EUR)
    3.75%                             03/28/09               4,250         5,405,629
  Belgium Treasury Bill (EUR)
    2.02%                             07/14/05              15,000        18,149,559

                                                                         ===========
                                                                          23,555,188
                                                                         -----------
Canada - 3.7%
  Government of Canada (CND)
    5.25%                             06/01/12              30,000        25,478,446
  Province of Ontario Bonds
    (CND)
    5.60%                             06/02/35               2,070         1,923,538
  Province of Ontario, Unsecured
    Notes (NZD)
    6.25%                             06/16/15               3,520         2,420,567

                                                                         ===========
                                                                          29,822,551
                                                                         -----------
Finland - 2.4%
  Finnish Government Bonds
    (EUR)
    3.00%                             07/04/08               4,300         5,329,501
    4.25%                             07/04/15              10,385        13,817,079

                                                                         ===========
                                                                          19,146,580
                                                                         -----------
France - 1.1%
  French Treasury Notes (EUR)
    3.00%                             07/12/08               4,300         5,329,137
  Government of France (EUR)
    5.75%                             10/25/32               1,500         2,461,961
  Reseau Ferre de France,
    Unsecured Notes (GBP)
    5.25%                             12/07/28                 435           855,370

                                                                         ===========
                                                                           8,646,468
                                                                         -----------
Germany - 20.3%
  Bundesrepublic Deutschland
    (EUR)
    4.25%                             07/04/14               8,170        10,818,524
    3.75%                             01/04/15              40,975        52,281,818
    6.25%                             01/04/24              16,975        28,095,887
    5.50%                             01/04/31               3,420         5,404,999
    4.75%                             07/04/34              34,655        50,073,538
    4.00%                             01/04/37               3,930         5,063,039
  KFW (CND)
    4.95%                             10/14/14               4,000         3,490,393
    5.05%                             02/04/25               9,395         8,094,937

                                                                         ===========
                                                                         163,323,135
                                                                         -----------

                                                            PAR
                                      MATURITY             (000)                VALUE
                                   --------------   ------------------   -------------------
FOREIGN BONDS (Continued)
Ireland - 3.8%
  Depfa ACS Bank (JPY)
    1.65%                             12/20/16          $1,400,000       $13,038,787
  Irish Treasury Notes (EUR)
    3.25%                             04/18/09              14,000        17,504,746

                                                                         ===========
                                                                          30,543,533
                                                                         -----------
Italy - 1.1%
  Buoni Poliennali Del Tesoro
    (EUR)
    5.00%                             02/01/12               6,500         8,878,166
                                                                         -----------
Japan - 8.9%
  Development Bank of Japan
    (JPY)
    1.60%                             06/20/14           1,660,000        15,726,402
    1.70%                             09/20/22             401,000         3,629,841
  Japan Finance Corp. (GBP)
    5.75%                             08/09/19               4,660         9,328,113
  Japan Government Bond (JPY)
    1.90%                             06/20/14           2,700,000        26,181,301
    1.30%                             03/20/15           1,850,000        16,929,979

                                                                         ===========
                                                                          71,795,636
                                                                         -----------
Mexico - 0.9%
  Mexican Fixed Rate Bonds
    (MXP)
    9.00%                             12/24/09              70,320         6,479,898
    8.00%                             12/19/13              13,505         1,152,981

                                                                         ===========
                                                                           7,632,879
                                                                         -----------
Netherlands - 2.9%
  Government of Netherlands
    (EUR)
    4.00%                             07/15/05               8,965        10,858,721
    5.75%                             02/15/07               1,845         2,365,487
    4.25%                             07/15/13               7,400         9,775,793

                                                                         ===========
                                                                          23,000,001
                                                                         -----------
New Zealand - 1.6%
  General Electric Capital Corp.
    (NZD)
    6.62%                             02/04/10              11,470         7,997,532
  Government of New Zealand
    (NZD)
    7.00%                             07/15/09               2,295         1,661,799
    6.00%                          11/11-04/15               4,170         2,943,888

                                                                         ===========
                                                                          12,603,219
                                                                         -----------
Poland - 1.7%
  Poland Government Bonds
    (PLN)
    6.00%                             05/24/09              14,275         4,483,461
    5.00%                             10/24/13              29,085         8,928,156

                                                                         ===========
                                                                          13,411,617
                                                                         -----------
Portugal - 0.5%
  Portugal Government Bonds
    (EUR)
    4.38%                             06/16/14               2,950         3,914,214
                                                                         -----------
South Africa - 0.2%
  Republic of South Africa (GBP)
    9.38%                             02/06/06                 775         1,421,858
                                                                         -----------

                                               67

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
FOREIGN BONDS (Continued)
Spain - 1.6%
  Bonos y Obligation del Estado
    (EUR)
    6.00%                                               01/31/08             $  1,650        $ 2,190,904
    4.00%                                               01/31/10                  700            903,864
    5.75%                                               07/30/32                2,475          4,056,333
  Kingdom of Spain (EUR)
    5.00%                                               07/30/12                4,155          5,719,867

                                                                                             ===========
                                                                                              12,870,968
                                                                                             -----------
Sweden - 4.8%
  AB Spintab (SEK)
    6.00%                                               04/20/09                7,100          1,028,253
  AB Spintab, Notes (EUR)
    4.38%                                               04/20/09                1,780          2,295,466
  Stadshypotek AB (SEK)
    6.00%                                               06/18/08               73,000         10,371,414
  Swedish Government Bonds
    (SEK)
    0.00%                                               12/01/08              154,550         24,911,427

                                                                                             ===========
                                                                                              38,606,560
                                                                                             -----------
United Kingdom - 3.8%
  Aviva PLC, Subordinated Notes
    (EUR)
    5.70%                                               06/29/49                  630            866,183
  BP Capital Markets PLC, Senior
    Unsecured Notes (GBP)
    5.12%                                               12/07/08                1,345          2,470,148
  Network Rail Infrastructure
    Finance (GBP)
    4.88%                                               11/27/15                1,630          3,023,499
  Royal Bank of Scotland PLC
    (GBP)
    5.50%                                               12/03/49                  690          1,282,665
  United Kingdom Treasury Bonds
    (GBP)
    4.75%                                               09/07/15                3,700          6,946,437
    8.00%                                               06/07/21                2,000          5,145,438
    5.00%                                               03/07/25                1,600          3,165,557
  United Kingdom Treasury
    Inflation Protected Gilt Stock
    (GBP)
    3.02%                                               05/20/09                1,699          7,570,737

                                                                                             ===========
                                                                                              30,470,664
                                                                                             -----------
TOTAL FOREIGN BONDS
  (Cost $511,085,143)                                                                        516,228,845
                                                                                             -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.8%
  Federal National Mortgage
    Association, Unsecured Notes
    5.50%                                               03/15/11                3,875          4,156,515
  U.S. Treasury Bonds
    6.12%(b)                                            11/15/27                  225            284,150
  U.S. Treasury Inflation Protected
    Notes
    1.62%                                               01/15/15                5,850          5,938,969
  U.S. Treasury Notes
    4.00%                                            03/10-04/10                3,285          3,320,847

                                                                                             ===========
TOTAL U.S. GOVERNMENT & AGENCY
  OBLIGATIONS
  (Cost $13,596,467)                                                                          13,700,481
                                                                                             -----------

                                                                                PAR
                                                      MATURITY                 (000)                VALUE
                                               ----------------------   ------------------   -------------------
MORTGAGE PASS-THROUGHS - 1.1%
  Federal Home Loan Mortgage
    Corp. ARM
    4.65%(c)
  (Cost $7,873,153)                                     02/01/35             $  7,853        $ 7,883,841
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    3.68%(c)
  (Cost $5,800,128)                                     11/25/34                5,800          5,825,590
                                                                                             -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 4.5%
  Banc of America Commercial
    Mortgage, Inc., Series 01-1,
    Class A2
    6.50%                                               04/15/36                3,690          4,059,957
  Banc of America Commercial
    Mortgage, Inc., Series 04-5,
    Class A3
    4.56%                                               11/10/41                2,470          2,488,747
  Banc of America Commercial
    Mortgage, Inc., Series 05-1,
    Class A4
    5.03%                                               11/10/42                4,320          4,431,067
  Bear Stearns Commercial
    Mortgage Securities, Inc.,
    Series 04-PWR6, Class A6
    4.82%                                               11/11/41                3,210          3,267,331
  Commercial Mortgage
    Acceptance Corp., Series
    98-C2, Class A2
    6.03%                                               09/15/30                4,316          4,477,522
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                               08/16/33                1,890          2,131,115
  Goldman Sachs Mortgage
    Securities Corp. II, Series
    05-GG4, Class A4
    4.76%                                               07/10/39                5,075          5,161,475
  J.P. Morgan Chase Commercial
    Mortgage Security, Series
    04-CBX, Class A4
    4.53%                                               11/12/39                2,700          2,712,339
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                               08/15/26                1,800          2,029,301
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 04-C8, Class A4
    4.51%                                               12/15/29                3,825          3,846,104
  Morgan Stanley Capital
    Investments, Series 99-FNV1,
    Class A2
    6.53%                                               03/15/31                  685            730,909

                                                                                             ===========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $35,173,603)
                                                                                              35,335,867
                                                                                             -----------

68

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                  PAR/SHARES
                                     MATURITY       (000)          VALUE
                                    ----------   -----------   -------------
ASSET BACKED SECURITIES - 1.6%
  Chase Issuance Trust, Series
    04-A9, Class A9
    3.22%                           06/15/10     $ 3,450       $3,396,766
  Citibank Credit Card Issuance
    Trust, Series 03-A6, Class A6
    2.90%(b)                        05/17/10       1,375        1,332,463
  Citibank Credit Card Issuance
    Trust, Series 04-A4, Class A4
    3.20%                           08/24/07       3,175        3,125,692
  Greenwich Capital Commercial
    Funding Corp., Series
    04-GG1A, Class A4
    4.76%                           06/10/36         740          750,256
  Student Loan Marketing
    Association Student Loan
    Trust, Series 99-3, Class A2
    3.32%(b)(c)                     07/25/12         819          821,031
  Student Loan Marketing
    Association Student Loan
    Trust, Series 03-7 (GBP)
    5.15%                           09/15/39       1,280        2,388,385

                                                               ==========
TOTAL ASSET BACKED SECURITIES
  (Cost $11,672,265)                                           11,814,593
                                                               ----------
CORPORATE BONDS - 0.7%
  Citigroup, Inc., Unsecured
    Bonds
    2.24%                           12/09/22     200,000        1,824,299
  Pemex Project Funding Master
    Trust, Senior Unsecured
    Notes
    5.75%(d)                        12/15/15         480          475,200
  United Mexican States, Senior
    Unsecured Notes
    8.38%                           01/14/11         273          316,680
    8.00%                           09/24/22       2,600        3,185,000

                                                               ==========
TOTAL CORPORATE BONDS
  (Cost $5,801,533)                                             5,801,179
                                                               ----------

SHORT TERM INVESTMENTS - 24.9%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    2.65%                        07/01/05     50,000      50,000,000
    3.08%                        07/06/05     50,000      49,978,611
  U.S. Treasury Bills
    2.74%                        07/14/05     99,200      99,101,668
  Galileo Money Market Fund                   1,715        1,715,157

                                                          ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $200,795,436)                                    200,795,436
                                                         -----------

TOTAL INVESTMENTS IN SECURITIES -
  99.5%
  (Cost $791,797,728(a))                   797,385,832

                                            NUMBER OF
                                            CONTRACTS             VALUE
                                        -----------------   ----------------
CALL SWAPTIONS WRITTEN - (0.2)%
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                      (2,650)(e)        $(1,176,653)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10          (1,230)(e)           (700,239)

                                                            ===========
TOTAL CALL SWAPTIONS WRITTEN
  (Premiums received $1,637,760)                             (1,876,892)
                                                            -----------

PUT SWAPTIONS WRITTEN - (0.2)%
  Goldman Sachs, Strike Price
    5.50, Expires 08/26/05                (1,480)(e)              (373)
  Union Bank, Strike Price 4.725,
    Expires 06/13/07                      (2,650)(e)          (911,600)
  Warburg Dillon Read LLC, Strike
    Price 5.00, Expires 06/16/10          (1,230)(e)          (557,067)

                                                              ========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $1,769,302)                            (1,469,040)
                                                            ----------

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.9%                          7,630,851
                                              ---------
NET ASSETS - 100.0%                        $801,670,751
                                           ============

-------------------

(a) Cost for Federal income tax purposes is $791,932,159. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $53,368,876
      Gross unrealized depreciation                                      (47,915,203)
                                                                         -----------
                                                                         $ 5,453,673
                                                                         ===========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $2,961,797 on 1,077 short U.S. Treasury Note futures contracts, 437 short Australian Treasury Bond futures contracts, 2 short Gilt British futures contracts, 96 short Canadian Treasury Bond futures contracts, 17 short Euro Bund futures contracts, 399 short Euro Euribor futures contracts, 294 short Canadian Bank Acceptance futures contracts, 13 long
       Japan Government Bond futures contracts expiring September 2005 and 894
       Canadian Bank Acceptance futures contracts expiring December 2005.  The value of such contracts on June 30, 2005 was $430,498,765, with an unrealized loss of $1,350,818 (including commissions of $2,360).
  (c) Rates shown are the rates as of June 30, 2005.
(d) Security exempt from registration under Rule 144A of the Securities Act of
       1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of  June 30,
       2005, the Portfolio  held 0.1% of its net assets, with a current market value of $475,200 in securities restricted as to resale.
(e) Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              69

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           HIGH YIELD BOND PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                           NUMBER
                                         OF SHARES        VALUE
                                        -----------   ------------
COMMON STOCKS - 0.3%
  Freedom Pay, Inc.                     314,534       $   3,145
  HCI Direct, Inc., Class A(b)(c)       242,857       2,671,427
  Mattress Discounters Corp.(b)(c)       22,488               0
  Phase Metrics, Inc.                   842,908          16,858
  Reunion Industries, Inc.                8,341           1,461
  Spectrasite, Inc.(c)                      133           9,899

                                                      =========
TOTAL COMMON STOCKS
  (Cost $16,368,553)                                  2,702,790
                                                      ---------
PREFERRED STOCKS - 0.0%
  Adelphia Business Solutions,
    Inc., Series B(c)                     2,200               0
  Paxson Communications
    Corp.(c)                                 18         119,808
  TNP Enterprises, Inc., Senior
    Stock(c)(d)                               1           1,168

                                                      =========
TOTAL PREFERRED STOCKS
  (Cost $1,983,811)                                     120,976
                                                      ---------
WARRANTS - 0.0%
  DIVA Systems Corp. (issued
    02/19/98, expiring 03/01/08,
    strike price $.01)(c)                 4,500               0
  Mattress Discounters Co.
    (issued 08/03/99, expiring
    07/15/07, strike price
$      .01)(c)(e)                         1,500               2
  PF Net Communications, Inc.
    (issued 05/10/00, expiring
    05/15/10, strike price
$      .01)(c)(e)                         1,000               0
  Ubiquitel, Inc. (issued 04/11/00
    expiring 04/15/10, strike price
$    22.74)(c)(e)                        30,000               0

                                                      =========
TOTAL WARRANTS
  (Cost $352,295)                                             2
                                                      ---------

                                                 PAR
                                  MATURITY      (000)
                                 ----------   ---------
ASSET BACKED SECURITIES - 0.5%
  Continental Airlines, Inc.,
    Pass-Through Certificates,
    Series 99-1B
     6.80%                       08/02/18     $1,628      1,367,328
  Credit Suisse Asset
    Management Funding Corp.,
    Subordinated Bonds, Series
    2A, Class D1
    12.78%                       10/15/16      1,500      1,619,999
  Northwest Airlines, Inc.,
    Pass-Through Certificates,
    Series 99-2B
     7.95%                       03/01/15      1,747      1,376,223

                                                          =========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,350,009)                                       4,363,550
                                                          ---------
CORPORATE BONDS - 95.4%
Aerospace - 2.4%
  AAR Corp., Senior Unsecured
    Notes
     6.88%                       12/15/07      1,845      1,891,126
     8.39%                       05/15/11      3,850      3,927,000

                                                   PAR
                                    MATURITY      (000)         VALUE
                                   ----------   ---------   -------------
CORPORATE BONDS (Continued)
Aerospace (Continued)
  Amor Holdings, Inc. Senior
    Subordinated Notes
     8.25%                         08/15/13     $2,200      $2,378,750
  BE Aerospace, Inc., Senior
    Notes
     8.50%                         10/01/10      2,510       2,761,000
  BE Aerospace, Inc., Senior
    Subordinated Notes
     8.88%                         05/01/11      4,565       4,759,012
  Sequa Corp., Senior Unsecured
    Notes
     8.88%                         04/01/08      1,390       1,494,250
  Standard Aero Holdings, Inc.,
    Senior Subordinated Notes
     8.25%(e)                      09/01/14      2,465       2,588,250
  Titan Corp., Senior
    Subordinated Notes
     8.00%                         05/15/11      1,405       1,506,862

                                                            ==========
                                                            21,306,250
                                                            ----------
Broadcasting - 5.5%
  Adelphia Communications Corp.,
    Senior Notes
    10.50%(c)(f)                   12/31/05      2,000       1,740,000
     0.13%(g)                      12/31/49      1,500       1,380,000
  Adelphia Communications Corp.,
    Senior Unsecured Notes
    12.74%(c)(f)(g)                10/01/10      5,950       5,295,500
  Allbritton Communications Co.,
    Senior Subordinated Notes
     7.75%                         12/15/12      1,610       1,585,850
  Cablevision Systems Corp.,
    Senior Unsecured Notes
     7.89%(h)                      04/01/09      3,855       3,864,638
  Charter Communications
    Holdings LLC, Discount Notes
    17.33%(g)(i)                   01/15/12      9,850       5,688,375
  Charter Communications
    Holdings LLC, Senior
    Unsecured Notes
    11.12%(i)                      01/15/11      3,215       2,411,250
     8.00%(e)                      04/30/12      4,325       4,325,000
  Charter Communications
    Holdings LLC, Unsecured
    Notes
    10.25%                         09/15/10      3,360       3,402,000
  Charter Communications, Inc.,
    Senior Unsecured Notes
     5.88%(e)(i)                   11/16/09      4,795       3,152,856
  DirecTV Holdings LLC, Senior
    Unsecured Notes
     6.38%(e)                      06/15/15        765         760,219
  Echostar DBS Corp., Senior
    Notes
     6.38%                         10/01/11      1,700       1,685,125
  Echostar DBS Corp., Senior
    Unsecured Notes
     6.35%(h)                      10/01/08      1,585       1,620,662
  Fisher Communications, Inc.,
    Senior Unsecured Notes
     8.62%                         09/15/14      1,145       1,215,131

70

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
  Nexstar Finance, Inc., Senior
    Subordinated Notes
     7.00%                            01/15/14           $  435         $  402,919
  Radio One, Inc. Senior
    Subordinated Notes
     8.88%                            07/01/11              410            440,238
  Rainbow National Services LLC,
    Senior Subordinated Notes
    10.38%(e)                         09/01/14            6,895          7,929,250
  Rogers Cable, Inc., Senior
    Secured Notes
     6.75%                            03/15/15              640            657,600
  Young Broadcasting, Inc., Senior
    Subordinated Notes
    10.00%(i)                         03/01/11            2,530          2,403,500

                                                                        ==========
                                                                        49,960,113
                                                                        ----------
Business Services - 4.2%
  Commerical Vehicle Group,
    Senior Unsecured Notes
     8.00%(e)                         07/01/13              325            325,000
  Cooper Standard Automotive,
    Senior Unsecured Notes
     7.00%(i)                         12/15/12            1,805          1,633,525
  Crystal U.S. Holdings, Senior
    Unsecured Notes
    10.50%(h)                         10/01/14            3,820          2,683,550
  DI Finance/Dyncorp
    International, Senior
    Subordinated Notes
     9.50%(e)                         02/15/13            8,985          8,311,125
  Knowledge Learning CTR,
    Senior Subordinated Notes
     7.75%(e)                         02/01/15            5,250          4,974,375
  Newpage Corp., Senior Secured
    Notes
    10.00%(e)                         05/01/12            5,500          5,541,250
  Newpage Corp., Senior Secured
    Notes
     9.46%(e)                         05/01/12            1,175          1,180,875
  Polymer Holdings LLC, Senior
    Unsecured Notes
    11.28%(e)(g)(i)                   07/15/14            1,650          1,084,875
  Safety Products Holdings
    11.75%                            01/01/12              810            767,475
  Service Corp. International,
    Senior Unsecured Notes
     7.70%                            04/15/09            3,050          3,263,500
  UGS Corp., Senior Subordinated
    Notes
    10.00%                            06/01/12            2,365          2,625,150
  United Rentals N.A., Inc., Senior
    Subordinated Notes
     7.75%(i)                         11/15/13            4,015          3,944,738
     7.00%(i)                         02/15/14            1,530          1,461,150

                                                                        ==========
                                                                        37,796,588
                                                                        ----------
Chemicals - 4.6%
  Airgas, Inc., Senior
    Subordinated Notes
     9.12%                            10/01/11              940          1,016,375
  Airgas, Inc., Senior Unsecured
    Notes
     6.25%                            07/15/14              614            626,280

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Chemicals (Continued)
  Equistar Chemical/Funding,
    Senior Unsecured Notes
    10.12%                            09/01/08           $3,725         $4,032,312
    10.62%                            05/01/11            1,635          1,804,631
  Equistar Chemicals LP, Senior
    Unsecured Notes
     8.75%                            02/15/09            1,090          1,147,225
  Huntsman Advance Materials,
    Senior Secured Notes
    11.00%                            07/15/10            2,025          2,288,250
  Huntsman LLC, Senior Secured
    Notes
    11.62%                            10/15/10            1,971          2,308,534
  Huntsman LLC, Senior
    Unsecured Notes
    12.00%                            07/15/12            1,114          1,306,165
  IMC Global, Inc., Senior
    Unsecured Notes
    10.88%                            06/01/08            1,505          1,693,125
  IMC Global, Inc., Senior Notes
    10.88%                            08/01/13              720            844,200
  Innophos, Inc., Senior
    Subordinated Notes
     8.88%(e)(i)                      08/15/14            4,335          4,421,700
  Lyondell Chemical Co., Senior
    Secured Notes
     9.62%                            05/01/07            2,325          2,481,938
    11.12%                            07/15/12            1,120          1,268,400
  Nalco Co., Senior Subordinated
    Notes
     8.88%(i)                         11/15/13            3,790          4,055,300
  PQ Corp., Senior Subordinated
    Notes
     7.50%(e)                         02/15/13            1,195          1,171,100
  Rhodia SA, Senior Notes
    10.25%(i)                         06/01/10            6,060          6,499,350
  Rhodia SA, Senior Subordinated
    Notes
     8.88%(i)                         06/01/11            2,990          2,877,875
  Rockwood Specialties Group,
    Inc., Senior Subordinated
    Notes
    10.62%                            05/15/11            1,500          1,653,750

                                                                        ==========
                                                                        41,496,510
                                                                        ----------
Computer Software & Services - 0.7%
  NDC Health Corp., Senior
    Subordinated Notes
    10.50%                            12/01/12            2,930          3,113,125
  Xerox Corp., Debentures
     7.20%                            04/01/16              290            313,200
  Xerox Corp., Senior Notes
     6.88%                            08/15/11            2,690          2,851,400

                                                                        ==========
                                                                         6,277,725
                                                                        ----------
Construction - 3.1%
  Ainsworth Lumber Co. Ltd.,
    Senior Unsecured Notes
     7.24%                            10/01/10            3,800          3,790,500
  Beazer Homes USA, Inc.,
    Senior Unsecured Notes
     8.62%                            05/15/11              580            617,700

                                               71

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Construction (Continued)
  Compression Polymers
    Holdings, Senior Unsecured
    Notes
    10.50%(e)                        07/01/13          $ 3,050         $3,103,375
  D.R. Horton, Inc., Senior
    Unsecured Notes
     6.88%                           05/01/13            1,300          1,404,000
  K. Hovnanian Enterprises, Inc.,
    Senior Unsecured Notes
    10.50%                           10/01/07            2,000          2,210,000
  Nortek Holdings, Inc., Senior
    Notes
    10.73%(e)(g)(i)                  03/01/14            3,560          1,691,000
  Nortek, Inc., Senior
    Subordinated Notes
     8.50%                           09/01/14            2,230          2,073,900
  North American Energy
    Partners, Senior Secured
    Notes
     9.00%(e)                        06/01/10            6,700          6,767,000
  North American Energy
    Partners, Senior Unsecured
    Notes
     8.75%                           12/01/11            4,070          3,459,500
  NVR, Inc., Senior Unsecured
    Notes
     5.00%(i)                        06/15/10            1,605          1,605,000
  Texas Industries, Inc., Senior
    Unsecured Notes
     7.25%(e)                        07/15/13            1,160          1,189,000

                                                                       ==========
                                                                       27,910,975
                                                                       ----------
Containers - 1.1%
  Ball Corp., Senior Unsecured
    Notes
     6.88%                           12/15/12              700            735,000
  Concentra Operating Corp.,
    Senior Subordinated Notes
     9.12%                           06/01/12            2,145          2,273,700
  Crown Holdings, Inc.,
    Debentures
     8.00%                           04/15/23            1,195          1,159,150
  Graham Packaging Co., Senior
    Notes
     8.50%(e)(i)                     10/15/12              385            391,738
  Graham Packaging Co., Senior
    Subordinated Notes
     9.88%(e)(i)                     10/15/14            4,005          4,015,012
  Pliant Corp., Senior Secured
    Notes
    11.62%                           06/15/09            1,328          1,420,462

                                                                       ==========
                                                                        9,995,062
                                                                       ----------
Electronics - 1.0%
  Celestica, Inc., Senior
    Subordinated Notes
     7.62%                           07/01/13            1,700          1,708,501
  Condor Systems, Inc., Senior
    Subordinated Notes, Series B
    11.88%(c)(f)                     05/01/09            1,500                  0
  Flextronics International Ltd.,
    Senior Subordinated Notes
     6.50%                           05/15/13            4,135          4,279,725

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Electronics (Continued)
  Northwestern Corp., Senior
    Secured Notes
     5.88%(e)                        11/01/14          $ 2,320         $2,354,800
  TXU Corp., Senior Unsecured
    Notes
     5.55%(e)                        11/15/14              650            630,406

                                                                       ==========
                                                                        8,973,432
                                                                       ----------
Energy & Utilities - 10.7%
  AES Eastern Energy LP,
    Pass-Through Certificates
     9.00%                           01/02/17            3,553          4,112,930
  AES Ironwood LLC, Senior
    Secured Notes
     8.86%                           11/30/25              937          1,067,871
  AES Red Oak LLC, Senior
    Secured Notes
     8.54%                           11/30/19            5,015          5,591,335
  Calpine Generating Co.,
    Unsecured Notes
    11.50%(i)                        04/01/11            2,300          2,058,500
  CE Generation LLC, Senior
    Notes
     7.42%                           12/15/18            5,790          6,137,527
  Centerpoint Energy, Inc., Senior
    Unsecured Notes
     7.25%                           09/01/10              505            560,311
  CMS Energy Corp., Senior
    Notes
     7.50%                           01/15/09              740            778,850
  CMS Energy Corp., Senior
    Unsecured Notes
     9.88%                           10/15/07            2,285          2,502,075
  Colorado Interstate Gas, Senior
    Unsecured Notes
     5.95%(e)                        03/15/15              725            711,406
  Compagnie Generale de
    Geophysique, Senior
    Unsecured Notes
     7.50%(e)                        05/15/15            1,650          1,707,750
  Elwood Energy LLC, Senior
    Secured Notes
     8.16%                           07/05/26           11,534         13,032,921
  FPL Energy National Wind,
    Senior Secured Notes
     6.12%(e)                        03/25/19              645            628,069
  Homer City Funding LLC, Senior
    Secured Notes
     8.73%                           10/01/26            1,690          1,970,929
  Midwest Generation LLC,
    Pass-Through Certificates
     8.30%                           07/02/09              565            596,075
     8.56%                           01/02/16            3,955          4,370,275
  Midwest Generation LLC, Senior
    Secured Notes
     8.75%                           05/01/34            1,720          1,926,400
  Mirant Corp., Senior Unsecured
    Notes
     7.90%(e)(i)                     07/15/09              640            516,800
     7.40%(e)(i)                     07/15/49            2,370          1,901,925

72

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Energy & Utilities (Continued)
  Mirant Mid-Atlantic LLC,
    Pass-Through Certificates
     8.62%                         06/30/12          $ 6,487         $6,795,398
  Mission Energy Holding Co.,
    Senior Secured Notes
    13.50%                         07/15/08            8,515         10,111,562
  National Waterworks, Inc.,
    Senior Subordinated Notes
    12.50%(b)                      01/01/14            3,000          3,090,000
  National Waterworks, Inc.,
    Senior Subordinated Notes,
    Series B
    10.50%(b)                      12/01/12            1,875          2,114,062
  Orion Power Holdings, Inc.,
    Senior Unsecured Notes
    12.00%                         05/01/10            7,850          9,400,375
  Reliant Energy, Inc., Senior
    Secured Notes
     9.25%                         07/15/10            1,455          1,575,039
     6.75%                         12/15/14            3,920          3,841,600
  Tenaska Alabama Partners LP,
    Senior Secured Notes
     7.00%(e)                      06/30/21            2,525          2,575,500
  Texas Genco LLC, Senior
    Unsecured Notes
     6.88%(e)                      12/15/14               85             89,462
  Transcontinental Gas Pipe Line
    Corp., Senior Notes
     8.88%(i)                      07/15/12            3,645          4,342,106
  TXU Corp., Senior Unsecured
    Notes
     4.80%(e)                      11/15/09              925            908,137
     6.50%(e)                      11/15/24              715            700,374
     6.55%(e)                      11/15/34              880            864,267

                                                                     ==========
                                                                     96,579,831
                                                                     ----------
Entertainment & Leisure - 5.2%
  Choctaw Resort Development
    Enterprise, Senior Unsecured
    Notes
     7.25%(e)                      11/15/19              540            523,799
  K2, Inc., Senior Unsecured
    Notes
     7.38%                         07/01/14            1,420          1,491,000
  Lazydays RV Center, Inc.,
    Senior Notes
    11.75%                         05/15/12            4,205          4,383,711
  MGM Mirage, Inc., Senior Notes
     6.00%                         10/01/09            3,820          3,839,100
  MGM Mirage, Inc., Senior
    Unsecured Notes
     6.75%                         09/01/12              825            847,688
  Mohegan Tribal Gaming
    Authority, Senior Unsecured
    Notes
     6.12%(e)                      02/15/13            1,790          1,807,900
  Penn National Gaming, Inc.,
    Senior Subordinated Notes
     6.75%(e)                      03/09/15            2,800          2,786,000
  Riddell Bell Holdings, Inc.,
    Senior Subordinated Notes
     8.38%                         10/01/12            2,235          2,268,525
  River Rock Entertainment,
    Senior Unsecured Notes
     9.75%                         11/01/11            4,375          4,823,438

                                                        PAR
                                    MATURITY           (000)                VALUE
                                   ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Entertainment & Leisure (Continued)
  Seneca Gaming Corp., Senior
    Unsecured Notes
     7.25%(e)                      05/01/12          $ 7,170         $7,411,988
  Station Casinos, Inc., Senior
    Notes
     6.00%                         04/01/12            1,450          1,471,750
  Universal City Florida Holding
    Co., Senior Unsecured Notes
     7.96%                         05/01/10            5,200          5,408,000
  Virgin River Casino Corp.,
    Senior Secured Notes
     9.00%(e)                      01/15/12            2,930          3,054,525
  Waterford Gaming LLC, Senior
    Unsecured Notes
     8.62%(e)                      09/15/12            3,462          3,639,428
  WMG Holdings Corp., Senior
    Unsecured Notes
     7.38%(e)                      12/15/14            2,455          1,693,950
  Wynn Las Vegas LLC/Corp.,
    First Mortgage Notes
     6.62%(e)                      12/01/14            1,380          1,338,600

                                                                     ==========
                                                                     46,789,402
                                                                     ----------
Finance - 5.8%
  ALH Finance Corp., Senior
    Subordinated Notes
     8.50%(i)                      01/15/13              630            579,600
  Ameriserve Finance Trust,
    Senior Secured Notes
    12.00%(c)(e)(f)(i)             09/15/06              500             25,000
  Arch Western Finance, Senior
    Notes
     6.75%(h)                      07/01/13            1,575          1,626,188
  BCP Crystal Holdings Corp.,
    Senior Subordinated Notes
     9.62%                         06/15/14            2,607          2,919,840
  Borden US / Nova Scotia
    Finance, Senior Secured
    Notes
     9.00%(e)                      07/15/14              780            791,700
  Calpine Canada Energy Finance
    ULC, Senior Unsecured Notes
     8.50%(i)                      05/01/08           14,750         10,546,250
  Capital Guardian Ltd.,
    Subordinated Bonds
    11.45%                         05/24/13            1,000            990,000
  Crown European Holdings SA,
    Senior Secured Notes
    10.88%(i)                      03/01/13            2,675          3,143,125
  Ford Motor Credit Co., Senior
    Notes
     7.25%                         10/25/11            1,660          1,597,365
  Ford Motor Credit Co.,
    Unsecured Notes
     5.70%                         01/15/10           11,820         10,902,071
  Hilcorp Energy/Finance, Senior
    Notes
    10.50%(e)                      09/01/10            4,935          5,453,175
  Jason, Inc., Second Lien Notes
    Certificates
    11.00%(b)(h)                   12/15/07            1,500          1,500,000
  K&F Acquisition, Inc., Senior
    Subordinated Notes
     7.75%                         11/15/14            2,115          2,152,012

                                               73

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  MDP Acquisitions PLC, Senior
    Unsecured Notes
     9.62%                             10/01/12           $1,525         $1,517,375
  NSP Holdings LLC, Senior
    Unsecured Notes
    11.75%                             01/01/12            1,850          2,016,500
  Poster Financial Group, Inc.,
    Senior Secured Notes
     8.75%                             12/01/11            1,780          1,811,150
  Salton Sea Funding, Senior
    Secured Notes
     7.48%                             11/30/18            1,049          1,147,747
  Vanguard Health Holdings II,
    Senior Subordinated Notes
     9.00%                             10/01/14            2,495          2,700,838
  Western Financial Bank,
    Subordinated Debentures
     9.62%                             05/15/12              745            808,325
  Zais Investment Grade Ltd.,
    Secured Notes
     9.95%(d)                          09/23/14            1,275            127,476

                                                                         ==========
                                                                         52,355,737
                                                                         ----------
Food & Agriculture - 0.8%
  AMES True Temper, Inc., Senior
    Subordinated Notes
    10.00%(i)                          07/15/12              575            462,874
  B&G Foods Holding Corp.,
    Senior Notes
     8.00%                             10/01/11            2,170          2,243,238
  Gold Kist, Inc., Senior Notes
    10.25%                             03/15/14            1,946          2,218,440
  Merisant Co., Senior
    Subordinated Notes
    10.50%(e)                          07/15/13            1,230            873,300
  Nebco Evans Holding Co.,
    Senior Notes
    17.25%(c)(f)(g)                    07/15/07              800                  0
  Smithfield Foods, Inc., Senior
    Unsecured Notes
     7.00%                             08/01/11            1,215          1,278,788

                                                                         ==========
                                                                          7,076,640
                                                                         ----------
Insurance - 0.9%
  Coventry Health Care, Inc.,
    Senior Unsecured Notes
     5.88%                             01/15/12              990          1,007,325
     6.12%                             01/15/15              990          1,007,325
  Crum & Forster Holdings Corp.,
    Senior Notes
    10.38%                             06/15/13            2,025          2,197,125
  Fairfax Financial Holdings Ltd.,
    Debenture Notes
     8.30%(i)                          04/15/26              790            679,400
  Fairfax Financial Holdings Ltd.,
    Senior Notes
     6.88%(i)                          04/15/08              665            665,831
  Fairfax Financial Holdings Ltd.,
    Senior Unsecured Notes
     7.75%(i)                          04/26/12            2,935          2,788,250

                                                                         ==========
                                                                          8,345,256
                                                                         ----------

                                                            PAR
                                        MATURITY           (000)                VALUE
                                       ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Machinery & Heavy Equipment - 0.6%
  JLG Industries, Inc., Senior
    Subordinated Notes
     8.38%(i)                          06/15/12           $2,315         $2,413,388
  K&F Parent, Inc., Senior
    Unsecured Notes
    11.50%(e)                          02/01/15            3,140          3,312,700

                                                                         ==========
                                                                          5,726,088
                                                                         ----------
Manufacturing - 6.1%
  Accuride Corp., Senior
    Subordinated Notes
     8.50%                             02/01/15            3,775          3,690,062
  Argo Tech Corp., Senior
    Unsecured Notes
     9.25%                             06/01/11            1,625          1,765,156
  Blount International, Inc., Senior
    Subordinated Notes
     8.88%                             08/01/12            4,050          4,333,500
  Briggs & Stratton Corp., Senior
    Unsecured Notes
     8.88%                             03/15/11              295            335,931
  California Steel Industries, Inc.,
    Senior Unsecured Notes
     6.12%                             03/15/14            1,990          1,830,800
  Delco Remy International, Inc.,
    Senior Secured Notes
     7.14%(h)(i)                       04/15/09            1,185          1,187,962
  Delco Remy International, Inc.,
    Senior Subordinated Notes
     9.38%(e)                          04/15/12              700            560,000
  Erico International Corp., Senior
    Subordinated Notes
     8.88%                             03/01/12            4,405          4,438,039
  General Cable Corp., Senior
    Unsecured Notes
     9.50%                             11/15/10            3,230          3,439,950
  Gentek, Inc., Escrow Bonds
     0.00%(j)                          12/01/33            1,000                  0
  Goodman Global Holdings,
    Senior Subordinated Notes
     7.88%(e)(i)                       12/15/12            4,760          4,403,000
  Goodman Global Holdings,
    Senior Unsecured Notes
     6.41%(e)(h)                       06/15/12            1,160          1,131,000
  Ispat Inland ULC, Senior
    Secured Notes
     9.75%                             04/01/14            5,449          6,348,085
  Metaldyne Corp., Senior
    Unsecured Notes
    10.00%(e)(i)                       11/01/13            5,960          4,857,400
  Navistar International Corp.,
    Senior Unsecured Notes
     6.25%(e)                          03/01/12            6,115          5,900,975
  Norcross Safety Products LLC,
    Senior Subordinated Notes
     9.88%                             08/15/11            3,350          3,504,938
  Park-Ohio Industries, Inc.,
    Senior Subordinated Notes
     8.38%(e)                          11/15/14            4,120          3,605,000
  Russell Metals, Inc., Senior
    Subordinated Notes
     6.38%(e)                          03/01/14            1,415          1,354,862

74

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
  Stanadyne Corp., Senior
    Subordinated Notes
    10.00%                              08/15/14           $2,415         $2,282,175

                                                                          ==========
                                                                          54,968,835
                                                                          ----------
Medical & Medical Services - 2.1%
  Ardent Health Services, Senior
    Subordinated Notes
    10.00%                              08/15/13            2,800          3,384,501
  Bio-Rad Laboratories, Inc.,
    Senior Subordinated Notes
     7.50%                              08/15/13            2,575          2,755,250
  HCA, Inc., Unsecured Notes
     5.50%                              12/01/09            3,350          3,364,572
     6.75%                              07/15/13              730            769,602
  Healthsouth Corp., Senior
    Unsecured Notes
     8.17%                              03/21/10            1,000          1,016,250
  Insight Health Services Corp.,
    Senior Subordinated Notes,
    Series B
     9.88%(i)                           11/01/11            1,425          1,118,625
  Neighborcare, Inc., Senior
    Subordinated Notes
     6.88%                              11/15/13            2,250          2,387,812
  U.S. Oncology Holdings, Inc.,
    Senior Unsecured Notes
     8.62%(e)                           03/15/15            1,800          1,678,500
  U.S. Oncology, Inc., Senior
    Unsecured Notes
     9.00%                              08/15/12            2,425          2,594,750

                                                                          ==========
                                                                          19,069,862
                                                                          ----------
Medical Instruments & Supplies - 1.2%
  National Nephrology Associates,
    Senior Subordinated Notes
     9.00%(e)                           11/01/11            2,645          2,959,095
  Perkinelmer, Inc., Senior
    Subordinated Notes
     8.88%                              01/15/13            3,235          3,582,762
  Universal Hospital Services,
    Inc., Senior Notes
    10.12%                              11/01/11            4,525          4,626,812

                                                                          ==========
                                                                          11,168,669
                                                                          ----------
Metal & Mining - 2.7%
  AK Steel Corp., Senior
    Unsecured Notes
     7.88%(i)                           02/15/09            1,340          1,216,050
  Alpha Natural Resources, Senior
    Notes
    10.00%(e)                           06/01/12            3,395          3,751,475
  Century Aluminum Co., Senior
    Unsecured Notes
     7.50%(i)                           08/15/14            2,605          2,591,975
  Foundation PA Coal Co., Senior
    Unsecured Notes
     7.25%                              08/01/14            3,225          3,386,250
  Ipsco, Inc., Senior Notes
     8.75%                              06/01/13            4,800          5,358,000
  Plains E&P Co., Senior
    Unsecured Notes
     7.12%                              06/15/14              750            802,500

                                                             PAR
                                         MATURITY           (000)                VALUE
                                        ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Metal & Mining (Continued)
  TRIMAS Corp., Senior
    Subordinated Notes
     9.88%                              06/15/12           $8,725         $7,329,000

                                                                          ==========
                                                                          24,435,250
                                                                          ----------
Motor Vehicles - 2.3%
  Arvinmeritor, Inc., Senior Notes
     6.80%                              02/15/09              465            460,351
  Arvinmeritor, Inc., Senior
    Unsecured Notes
     8.75%(i)                           03/01/12            2,435          2,544,575
  Delphi Corp., Senior Unsecured
    Notes
     6.50%(i)                           05/01/09            2,215          1,838,450
  Dura Operating Corp., Senior
    Unsecured Notes
     8.62%(i)                           04/15/12              250            226,250
  Eagle-Picher, Inc., Senior Notes
     9.75%(i)                           09/01/13            3,285          2,266,650
  Holley Performance Products,
    Senior Unsecured Notes
    12.25%                              09/15/07            6,025          4,533,812
  NationsRent, Inc., Senior
    Unsecured Notes
     9.50%(e)                           05/01/15            3,750          3,693,750
  Sunstate Equipment Co. LLC,
    Senior Secured Notes
    10.50%(e)                           04/01/13            5,000          5,125,000

                                                                          ==========
                                                                          20,688,838
                                                                          ----------
Oil & Gas - 8.6%
  ANR Pipelines, Senior
    Debentures
     9.62%                              11/01/21            1,905          2,400,300
  Chesapeake Energy Corp.,
    Senior Notes
     7.75%                              01/15/15              475            513,000
  Chesapeake Energy Corp.,
    Senior Unsecured Notes
     7.00%                              08/15/14              415            439,900
     6.38%(e)                           06/15/15            2,080          2,126,800
     6.88%                              01/15/16              975          1,016,439
     6.25%(e)                           01/15/18            1,600          1,572,000
  Citgo Petroleum Corp., Senior
    Unsecured Notes
     6.00%                              10/15/11            1,330          1,336,650
  Compton Petroleum Corp.,
    Senior Unsecured Notes
     9.90%                              05/15/09            3,000          3,150,000
  Dynegy Holdings, Inc., Secured
    Notes
    10.12%(e)                           07/15/13            3,265          3,689,450
  Dynegy Holdings, Inc., Senior
    Secured Notes
     9.88%(e)                           07/15/10              490            539,000
  Dynegy-Roseton Danskammer
    LLC, Pass-Through
    Certificates
     7.27%                              11/08/10            2,785          2,771,075
  El Paso CGP Co., Senior
    Debentures
     9.62%                              05/15/12            1,100          1,204,500

                                               75

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  El Paso CGP Co., Senior
    Unsecured Notes
     7.62%(e)                                  08/16/07               $2,175         $2,229,375
                                              06/15/10-
     7.75%(i)                                10/15/35                  3,870          3,777,400
     7.38%                                     12/15/12                1,700          1,704,250
     7.42%(i)                                  02/15/37                1,640          1,467,800
  El Paso Natural Gas Co., Senior
    Notes
     7.62%                                     08/01/10                  755            797,054
  El Paso Production Holding Co.,
    Senior Notes
     7.75%                                     06/01/13                4,220          4,510,125
  Exco Resources, Inc., Senior
    Secured Notes
     7.25%                                     01/15/11                4,405          4,360,950
  Frontier Oil Corp., Senior
    Unsecured Notes
     6.62%                                     10/01/11                3,005          3,095,150
  KCS Energy, Inc., Senior
    Unsecured Notes
     7.12%(e)                                  04/01/12                4,725          4,795,875
  Newfield Exploration Co., Senior
    Subordinated Notes
     8.38%                                     08/15/12                  420            458,850
     6.62%                                     09/01/14                  250            261,875
  Northwest Pipeline Corp., Senior
    Notes
     6.62%                                     12/01/07                  500            516,875
  Ocean Rig Norway AS, Senior
    Secured Notes
     8.38%(e)                                  07/01/13                  960            974,400
  The Premcor Refining Group,
    Inc., Senior Notes
     6.75%                                     05/01/14                2,500          2,681,250
     7.50%                                     06/15/15                1,195          1,299,562
  Pride International, Inc., Senior
    Unsecured Notes
     7.38%                                     07/15/14                1,190          1,301,562
  Range Resources Corp., Senior
    Subordinated Notes
     7.38%                                     07/15/13                2,325          2,476,125
     6.38%                                     03/15/15                  430            427,850
  Swift Energy Co., Senior
    Unsecured Notes
     7.62%                                     07/15/11                  505            521,412
  Tennessee Gas Pipeline, Senior
    Unsecured Notes
     8.38%                                     06/15/32                1,565          1,819,312
  Transcontinental Gas Pipeline
    Corp., Senior Debentures
     7.25%                                     12/01/26                2,515          2,769,644
  Utilicorp Canada Finance,
    Senior Unsecured Notes
     7.75%                                     06/15/11                6,780          6,983,400
  Whiting Petroleum Corp., Senior
    Subordinated Notes
                                              05/01/12-
     7.25%                                   05/01/13                  3,055          3,131,375
  Williams Cos., Credit Link
    Certificates
     6.75%(e)                                  04/15/09                2,800          2,880,500

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  The Williams Cos., Inc., Senior
    Unsecured Notes
     7.62%                                     07/15/19               $  660         $  744,150
     7.75%                                     06/15/31                  325            358,312

                                                                                     ==========
                                                                                     77,103,547
                                                                                     ----------
Paper & Forest Products - 2.6%
  Abitibi-Consolidated, Inc., Senior
    Unsecured Notes
     8.38%                                     04/01/15                  800            817,000
  Bowater Canada Finance Corp.,
    Senior Unsecured Notes
     7.95%                                     11/15/11                4,075          4,314,406
  Bowater, Inc., Senior Unsecured
    Notes
     6.41%(h)                                  03/15/10                  510            516,375
  Caraustar Industries, Inc.,
    Senior Subordinated Notes
     9.88%                                     04/01/11                7,340          7,413,400
  Cascades, Inc., Senior
    Unsecured Notes
     7.25%(e)                                  02/15/13                  600            586,500
  Cascades, Inc., Unsecured
    Notes
     7.25%                                     02/15/13                1,675          1,649,875
  Donohue Forest Products,
    Senior Notes
     7.62%                                     05/15/07                1,515          1,530,150
  Georgia-Pacific Corp.,
    Debentures
     7.70%                                     06/15/15                  900          1,026,000
  Georgia-Pacific Corp., Senior
    Notes
     7.38%                                     07/15/08                2,500          2,659,375
  Georgia-Pacific Corp., Senior
    Unsecured Notes
     8.00%                                     01/15/24                  425            491,938
  Norske Skog Canada Ltd.,
    Senior Unsecured Notes
     7.38%                                     03/01/14                1,480          1,450,400
  Pliant Corp., Senior Secured
    Notes
    11.12%                                     09/01/09                  640            624,000

                                                                                     ==========
                                                                                     23,079,419
                                                                                     ----------
Pharmaceuticals - 1.3%
  Curative Health Services, Senior
    Unsecured Notes
    10.75%(i)                                  05/01/11                4,115          3,086,250
  Elan Finance Corp., Unsecured
    Notes
     7.27%(e)(h)(i)                            11/15/11                1,610          1,360,450
     7.75%(e)(h)(i)                            11/15/11                8,950          7,585,125

                                                                                     ==========
                                                                                     12,031,825
                                                                                     ----------
Publishing & Printing - 2.1%
  Dex Media West/Finance,
    Senior Subordinated Notes
     9.88%                                     08/15/13                2,298          2,619,720
  Nextmedia Operating, Inc.,
    Senior Subordinated Notes
    10.75%                                     07/01/11                2,265          2,468,850

76

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Publishing & Printing (Continued)
  Primedia, Inc., Senior Notes
     7.62%                                04/01/08           $  824         $  833,270
  Primedia, Inc., Senior
    Unsecured Notes
     8.64%(h)                             05/15/10            1,300          1,371,500
     8.00%                                05/15/13            1,000          1,002,500
  Quebecor Media, Inc., Senior
    Unsecured Notes
    11.12%                                07/15/11            1,075          1,193,250
  Vertis, Inc., Senior Notes
    13.50%(e)(i)                          12/07/09            5,915          4,347,525
  Vertis, Inc., Senior Unsecured
    Notes
    10.88%(i)                             06/15/09            2,585          2,455,750
  WRC Media, Inc., Senior
    Subordinated Notes
    12.75%                                11/15/09            2,300          2,438,000

                                                                            ==========
                                                                            18,730,365
                                                                            ----------
Real Estate - 1.7%
  AMR Real Estate, Senior
    Unsecured Notes
     8.12%                                06/01/12            3,075          3,182,625
     7.12%                                02/15/13            3,225          3,176,625
  John Q. Hammons Hotels LP,
    First Mortgage Notes
     8.88%                                05/15/12            5,980          6,548,100
  Ventas Realty L.P., Senior
    Unsecured Notes
     6.75%(e)                             06/01/10            2,360          2,448,500

                                                                            ==========
                                                                            15,355,850
                                                                            ----------
Retail Merchandising - 2.8%
  AutoNation, Inc., Senior
    Unsecured Notes
     9.00%(i)                             08/01/08            1,600          1,752,000
  Duane Reade, Inc., Senior
    Secured Notes
     7.91%(e)(h)                          12/15/10            1,600          1,584,000
  Finlay Fine Jewelry Corp.,
    Senior Unsecured Notes
     8.38%                                06/01/12            5,480          4,938,850
  J.C. Penney Co., Inc.,
    Debentures
     7.12%                                11/15/23              855            927,675
  Movie Gallery, Inc., Senior
    Unsecured Notes
    11.00%(b)(e)(i)                       05/01/12            7,270          7,633,500
  Rite Aid Corp., Senior
    Unsecured Notes
     6.12%(e)(i)                          12/15/08            5,780          5,462,100
  Shopko Stores, Inc., Senior
    Notes
     9.25%                                03/15/22            3,120          3,369,600

                                                                            ==========
                                                                            25,667,725
                                                                            ----------
Security Brokers & Dealers - 0.3%
  Rural Metro Corp., Senior Notes
    12.75%(e)(g)                          03/15/16            1,345            726,300
  Rural Metro Corp., Senior
    Subordinated Notes
     9.88%(e)(i)                          03/15/15            1,950          1,920,750

                                                                            ==========
                                                                             2,647,050
                                                                            ----------

                                                               PAR
                                           MATURITY           (000)                VALUE
                                          ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Semiconductors & Related Devices - 1.3%
  Freescale Semiconductor, Inc.,
    Senior Unsecured Notes
     5.89%(h)(i)                          07/15/09           $1,550         $1,615,874
     6.88%                                07/15/11              735            780,938
  Magnachip Semiconductor,
    Senior Secured Notes
     6.66%(e)(h)                          12/15/11            3,135          3,119,325
     6.88%(e)                             12/15/11            1,505          1,482,425
  Magnachip Semiconductor,
    Senior Subordinated Notes
     8.00%(e)                             12/15/14            2,385          2,283,638
  Stats Chippac LTD, Inc., Senior
    Unsecured Notes
     6.75%(i)                             11/15/11            2,100          1,995,000

                                                                            ==========
                                                                            11,277,200
                                                                            ----------
Telecommunications - 9.6%
  American Cellular Corp., Senior
    Notes
    10.00%                                08/01/11            1,950          1,984,125
  American Tower Corp., Senior
    Unsecured Notes
     7.50%(i)                             05/01/12            5,025          5,364,188
  Asia Global Crossing Ltd.,
    Senior Unsecured Notes
    13.38%(c)(f)(k)                       10/15/10            2,000             60,000
  CCO Holdings LLC/Capital
    Corp., Senior Unsecured
    Notes
     7.54%(e)(h)(i)                       12/15/10            1,270          1,235,075
  Centennial Communications,
    Senior Subordinated Notes
    10.75%(i)                             12/15/08            3,530          3,666,788
  Centennial Communications,
    Senior Unsecured Notes
     8.12%                                02/01/14            2,535          2,693,438
  Cincinnati Bell, Inc., Senior
    Unsecured Notes
     7.25%(i)                             07/15/13            5,365          5,646,662
  CSC Holdings, Inc., Senior
    Unsecured Notes
     8.12%                                07/15/09              450            455,625
     7.62%                                04/01/11            1,835          1,825,825
     6.75%(e)                             04/15/12              360            337,500
  Dobson Cellular Systems,
    Senior Secured Notes
     7.96%(e)(h)                          11/01/11            1,595          1,660,794
     8.38%(e)                             11/01/11            3,145          3,310,112
  Inmarsat Finance PLC, Senior
    Unsecured Notes
     7.62%                                06/30/12            1,240          1,308,200
  Intelsat Bermuda Ltd., Senior
    Unsecured Notes
     7.80%(e)(h)                          01/15/12            4,870          4,955,225
     8.25%(e)                             01/15/13              950            980,875
     8.62%(e)                             01/15/15              900            949,500
  Intelsat Ltd., Senior Unsecured
    Notes
     5.25%                                11/01/08            1,025            957,094
  Lucent Technologies, Inc.,
    Debentures
     6.50%                                01/15/28            4,856          4,309,700

                                               77

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
  Lucent Technologies, Inc.,
    Senior Debentures
     6.45%                           03/15/29           $3,140         $ 2,810,300
  Lucent Technologies, Inc.,
    Senior Unsecured Notes
     5.50%(i)                        11/15/08              265             263,012
  MCI, Inc., Senior Notes
     8.74%                           05/01/14            1,225           1,373,531
  MCI, Inc., Senior Unsecured
    Notes
     7.69%                           05/01/09              495             515,419
  Nextel Communications, Inc.,
    Senior Notes
     5.95%                           03/15/14            1,460           1,516,575
  Nortel Networks Ltd., Unsecured
    Notes
     6.12%                           02/15/06              245             246,531
  PanAmSat Corp., Senior
    Debentures
     6.88%                           01/15/28            2,690           2,531,962
  PF Net Communications, Inc.,
    Senior Unsecured Notes
    13.75%(c)(f)                     05/15/10            1,000                   0
  Qwest Communications
    International, Senior
    Unsecured Notes
     7.27%                           02/15/09            3,000           2,947,500
  Qwest Corp., Senior Unsecured
    Notes
     7.88%(e)                        09/01/11            3,175           3,302,000
     8.88%(e)                        03/15/12            1,740           1,887,900
  Qwest Corp., Unsecured Notes
     6.67%(e)(h)                     06/15/13            2,000           2,067,500
  Qwest Services Corp., Senior
    Subordinated Notes
    13.50%                           12/15/10            6,440           7,438,200
  Rodgers Wireless, Inc., Senior
    Secured Notes
     6.54%(h)                        12/15/10              795             830,775
     7.25%                           12/15/12              360             387,900
  Rodgers Wireless, Inc., Senior
    Subordinated Notes
     8.00%(i)                        12/15/12            2,730           2,934,750
  Rural Cellular Corp., Senior
    Unsecured Notes
     9.88%(i)                        02/01/10            5,695           5,880,088
  Superior Essex Communications
    & Essex Group, Senior Notes
     9.00%                           04/15/12            4,845           4,796,550
  Western Wireless Corp., Senior
    Unsecured Notes
     9.25%(i)                        07/15/13            2,375           2,704,531

                                                                       ===========
                                                                        86,135,750
                                                                       -----------
Tires & Rubber - 0.2%
  Kraton Polymers LLC, Senior
    Subordinated Notes
     8.12%(e)(i)                     01/15/14            1,740           1,670,400
                                                                       -----------
Transportation - 2.5%
  CHC Helicopter Corp., Senior
    Subordinated Notes
     7.38%(e)                        05/01/14            3,160           3,152,100

                                                          PAR
                                      MATURITY           (000)                VALUE
                                     ----------   ------------------   -------------------
CORPORATE BONDS (Continued)
Transportation (Continued)
  General Maritime Corp., Senior
    Unsecured Notes
    10.00%                           03/15/13           $1,675         $ 1,817,375
  H-Lines Finance Holding, Senior
    Notes
     9.92%(e)(g)(i)                  04/01/13            4,713           3,629,010
  Horizon Lines LLC, Senior
    Notes
     9.00%(e)                        11/01/12            3,700           3,857,250
  Hornbeck Offshore Services,
    Inc., Senior Unsecured Notes
     6.12%                           12/01/14              955             962,162
  Overseas Shipholding Group,
    Inc., Debentures
     8.75%                           12/01/13            3,980           4,487,450
  Stanadyne Holdings, Inc., Senior
    Unsecured Notes
    12.00%                           02/15/15            5,750           3,105,000
  Teekay Shipping Corp., Senior
    Unsecured Notes
     8.88%                           07/15/11            1,250           1,421,875
  Ultrapetrol (Bahamas) Ltd.,
    Second Mortgage Bonds
     9.00%                           11/24/14              185             162,800

                                                                       ===========
                                                                        22,595,022
                                                                       -----------
Waste Management - 0.4%
  Allied Waste N.A., Inc., Senior
    Secured Notes
     8.50%                           12/01/08            1,740           1,831,350
  Allied Waste N.A., Inc., Senior
    Unsecured Notes
     9.25%                           09/01/12              716             773,280
  Casella Waste Systems, Inc.,
    Senior Subordinated Notes
     9.75%                           02/01/13            1,225           1,323,000

                                                                       ===========
                                                                         3,927,630
                                                                       -----------
Yankee - 1.0%
  Eircom Funding (Ireland), Senior
    Subordinated Notes
     8.25%                           08/15/13            2,650           2,875,250
  Omi Corp. (Mali), Senior Notes
     7.62%                           12/01/13            4,100           4,100,000
  Rogers Wireless, Inc. (Canada),
    Senior Secured Notes
     9.62%                           05/01/11            1,750           2,054,062

                                                                       ===========
                                                                         9,029,312
                                                                       -----------
TOTAL CORPORATE BONDS
  (Cost $864,372,635)
                                                                       860,172,158
                                                                       -----------

78

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                 PAR/SHARES
                                    MATURITY       (000)           VALUE
                                   ----------   -----------   --------------
FOREIGN BONDS - 0.8%
  Aero Investments (EUR)
        10.68%(h)                  03/01/15     $ 4,125       $ 4,844,128
  Cablecom Luxembourg SCA
    (EUR)
         4.90%(h)                  04/15/12       1,650         1,977,603

                                                              ===========
TOTAL FOREIGN BONDS
  (Cost $7,423,728)                                             6,821,731
                                                              -----------
TERM LOANS - 0.1%
  Polar Corp. Term 2nd Lien Loan
         9.49%(h)
              (Cost
$    1,250,000)                    05/30/10       1,250         1,262,500
                                                              -----------
SHORT TERM INVESTMENTS - 14.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
         2.65%                     07/01/05      14,000        14,000,000
  Galileo Money Market Fund                       7,561         7,561,190
  Institutional Money Market
    Trust(l)                                    104,715       104,715,380

                                                              ===========
TOTAL SHORT TERM INVESTMENTS
  (Cost $126,276,570)                                         126,276,570
                                                              -----------

TOTAL INVESTMENTS IN SECURITIES -
  111.1%
  (Cost $1,022,377,601(a))                 1,001,720,277

                                         NUMBER OF
                                         CONTRACTS
                                        ----------
PUT OPTIONS WRITTEN - 0.0%
  Maytag Bridge Loan, Strike
    100.00, Expires 07/31/05            (124)        (124,200)
  Adelphia Communications
    Bridge Loan, Strike Price
    100.00, Expires 07/01/05            (144)         (79,348)

                                                     ========
TOTAL PUT OPTIONS WRITTEN
  (Premiums received $203,546)                       (203,548)
                                                     --------

LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (11.1)%
  (including $104,715,380 of
    payable upon return of
    securities loaned)                     (100,040,307)
                                           ------------
NET ASSETS - 100.0%                        $901,476,422
                                           ============

-------------------

(a) Cost for Federal income tax purposes is $1,023,604,712. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                      $ 20,871,000
      Gross unrealized depreciation                                       (42,755,433)
                                                                         ------------
                                                                         $(21,884,433)
                                                                         ============

(b) Securities valued at fair value as determined in good faith by or under the direction of the Trustees. These securities had a total market value of $17,008,989 which represents 1.89% of net assets.
     (c) Non-income producing security.
(d) Payment in kind security.
(e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 27.1% of its net assets, with a current market value of $244,314,297 in securities restricted as to resale.
     (f) Security in default.
(g) Rates shown are the effective yields as of June 30, 2005.
(h) Rates shown are the rates as of June 30, 2005.
  (i) Total or partial securities on loan.
  (j) Security held in escrow for future payments
     (k) Security is illiquid.
  (l) Securities purchased with the cash proceeds from securities loaned.

                                                                              79

                                BLACKROCK FUNDS

            KEY TO INVESTMENT ABBREVIATIONS

  ARM       Adjustable Rate Mortgage
  CMT       Constant Maturity Treasury Rate
  CND       Canadian Dollar
  COFI      Cost of Funds Index
  DKK       Danish Krone
  EUR       European Currency Unit
  GBP       Great British Pound
  IO        Interest Only
  JPY       Japanese Yen
  LTD       Limited-Liability Company
  MULTI     Multi-issued pools
  MXP       Mexican Peso
  NZD       New Zealand Dollar
  PLC       Public Limited Company
  PLN       Polish Zloty
  PO        Principal Only
  SEK       Swedish Krone

80

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 92.1%
Alaska - 5.2%
  Anchorage Wastewater Rev.,
    Wachovia Merlots Tr.
    Receipts, Ser. 04C-25
    1.70%(b)                          09/01/05           $1,000         $1,000,000
  Anchorage Wtr. Rev., Wachovia
    Merlots Tr. Receipts, Ser.
    04C-32
    1.70%(b)                          09/16/05            1,000            998,023

                                                                        ==========
                                                                         1,998,023
                                                                        ----------
Colorado - 3.9%
  Colorado Hsg. & Fin. Auth., Ser.
    1B-4 AMT DN
    2.80%(c)                          07/05/06            1,500          1,500,000
                                                                        ----------
District of Columbia - 2.6%
  Met. Washington D.C. Arpt.
    Auth. Sys. Rev., Ser. 02D
    4.00%                             10/01/05            1,000          1,002,980
                                                                        ----------
Florida - 5.2%
  Putnam Cnty. Dev. Auth. Poll.
    Ctrl. Rev., Seminole Elec.
    Corp. Prj., Ser. 84H-3
    2.30%(b)                          03/15/14            2,000          2,000,000
                                                                        ----------
Georgia - 0.5%
  Atlanta Georgia Arpt. Rev., Ser.
    04-C14 AMT DN
    2.37%(c)                          01/01/18              200            200,000
                                                                        ----------
Indiana - 1.6%
  Indiana St. Dev. Fin. Auth. Econ.
    Dev. Rev., IVC Coatings Prj.,
    Ser. 00 AMT DN
    2.47%(c)                          08/01/16              600            600,000
                                                                        ----------
Michigan - 2.5%
  Oakland Cnty. Michigan Econ.
    Dev. Corp. Ltd. Oblig. Rev.,
    Exhibit Enterprises, Inc. Prj.,
    Ser. 04 AMT DN
    2.45%(c)                          06/01/34              965            965,000
                                                                        ----------
Minnesota - 1.4%
  Minneapolis & St. Paul Met.
    Arpts. Comm. Arpt. Rev., Ser.
    99B AMT
    5.50%                             01/01/10              500            540,400
                                                                        ----------
Missouri - 2.8%
  Kansas City MAC Rev., Ser. 05
    PZ-53
    2.21%(b)                          04/15/31            1,060          1,060,000
                                                                        ----------
Multi-State - 7.7%
  Charter Mac Equity Issuer Tr.
    Rev., Ser. 04 AMT DN
    2.41%(c)                          11/15/24            1,300          1,300,000
  Mun. Securities Pool Tr.
    Receipts Rev., Ser. 04 PG-17
    DN
    2.43%(c)                          06/01/34            1,660          1,660,000

                                                                        ==========
                                                                         2,960,000
                                                                        ----------

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey - 1.0%
  Newark G.O., Ser. 03
    4.00%                             07/15/08           $  385         $  398,194
                                                                        ----------
New Mexico - 2.6%
  Farmington Poll. Ctrl. Rev., Pub.
    Svcs. San Juan Prj., Ser. 03B
    2.10%(b)                          04/01/33            1,000            990,680
                                                                        ----------
New York - 1.4%
  New York City G.O., Ser. 04I
    5.00%                             08/01/09              500            534,075
                                                                        ----------
North Carolina - 2.6%
  North Carolina Mun. Pwr. Agcy.
    No 1 Catawba Elec. Rev., Ser.
    03 PT-757
    2.40%(b)                          01/01/11            1,000          1,000,000
                                                                        ----------
Ohio - 10.5%
  Clipper Tax-Exempt CTF Tr.,
    Ser. 04-08
    2.40%(b)                          07/01/08              800            800,000
  Clipper Tax-Exempt CTF Tr.,
    Ser. 04-9
    2.48%(b)                          06/01/08            1,996          1,996,000
  Columbus City Sch. Dist. G.O.,
    Wachovia Merlots Tr.
    Receipts, Ser. 04C-29
    1.70%(b)                          09/16/05            1,000            998,023
  Ohio Bldg. Auth. Rev., St. Fac.
    Admin. Bldg. Fd. Prj., Ser.
    03A
    4.50%                             04/01/08              220            229,539

                                                                        ==========
                                                                         4,023,562
                                                                        ----------
Oklahoma - 2.6%
  Oklahoma Dev. Fin. Auth. Rev.
    AMT-Var.-ConocoPhillips Co.
    Prj.
    2.42%                             12/01/05            1,000            998,713
                                                                        ----------
Oregon - 2.8%
  Metro G.O. Ref., Ser. 02A
    4.38%                             01/01/08            1,045          1,084,773
                                                                        ----------
Pennsylvania - 3.7%
  Pennsylvania Econ. Dev. Fin.
    Auth. Wstwtr. Trtmnt. Rev.
    Var. Ref.-Sunoco Inc.-R&M
    Prj., Ser. A
    2.76%(b)                          10/01/34            1,400          1,400,000
                                                                        ----------
Puerto Rico - 1.3%
  Puerto Rico Pub. Bldgs. Auth.
    Rev., Govt. Facs. Prj.,
    Prerefunded Ser. 02C
    5.00%                             07/01/05              365            365,000
  Puerto Rico Pub. Bldgs. Auth.
    Rev., Govt. Facs. Prj., Ser.
    02C
    5.00%                             07/01/05              135            135,000

                                                                        ==========
                                                                           500,000
                                                                        ----------

                                                               1

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                     PAR
                                      MATURITY      (000)         VALUE
                                     ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
South Carolina - 3.4%
  Greenwood Cnty. Exempt Fac.
    Ind. Rev. Var. Ref.-Fuji Photo
    Film Prj.
    2.46%(b)                         09/01/11     $1,300      $1,300,000
                                                              ----------
Tennessee - 3.5%
  Coffee Cnty. Ind. Bd., Inc. Ind.
    Dev. Rev., Comtec Polymers,
    Inc. Prj., Ser. 97 AMT DN
    2.48%(c)                         05/01/12      1,355       1,355,000
                                                              ----------
Texas - 14.8%
  Frisco Indpt. Sch. Dist. G.O.,
    Wachovia Merlots Tr.
    Receipts, Ser. 04C-24
    1.70%(b)                         09/01/05      1,000       1,000,000
  Gulf Coast Wst. Disp. Auth.
    Environmental Facs. Rev.
    Var.-Air Products Prj.
    2.33%(b)                         12/01/39      2,250       2,250,000
  Houston Texas Hsg. Fin. Corp.
    Rev., Ser. 04 PT-2101 AMT
    DN
    2.41%(c)                         10/01/43      2,000       2,000,000
  Texas St. Tpke. Auth. Ctr. Tpke.
    Sys. Rev., Ser. 02
    5.00%                            06/01/08        385         406,903

                                                              ==========
                                                               5,656,903
                                                              ----------
Utah - 1.4%
  Utah Assd. Mun. Pwr. Sys. Rev.,
    Payson Pwr. Prj., Ser. 03A
    5.00%                            04/01/08        500         527,540
                                                              ----------
Virginia - 2.9%
  Fairfax Cnty. Ref., Pub. Import
    Ser. A
    4.25%                            06/01/08      1,050       1,093,932
                                                              ----------
Washington - 4.2%
  Energy Northwest Washington
    Wind Prj. Rev., Ser. A
    4.55%                            07/01/06      1,600       1,616,288
                                                              ----------
TOTAL MUNICIPAL BONDS
  (Cost $35,388,977)                                          35,306,063
                                                              ----------
SHORT TERM INVESTMENTS - 9.7%
  Texas Department of Housing &
    Community RB
    3.09%(b)                         11/01/42      1,600       1,600,000

    2.80%                            10/07/05      1,500       1,500,347
  Zeeland Mich Hfa - Zeeland
    Cmty Ho (Medical & Medical
    Services LOC)
    2.45%(b)                         09/01/31        625         625,000

                                                              ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,725,000)                                            3,725,347
                                                              ----------

                                           NUMBER
                                         OF SHARES       VALUE
                                        -----------   -----------
MONEY MARKET FUND - 0.6%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $237,083)                        237,083      $237,083
                                                      --------

TOTAL INVESTMENTS IN SECURITIES -
102.4%
  (Cost $39,351,060(a))                         39,268,493
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (2.4)%                          (931,079)
                                                ----------
NET ASSETS - 100.0%                            $38,337,414
                                               ===========

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $    744
      Gross unrealized depreciation                                     (83,311)
                                                                       --------
                                                                       $(82,567)
                                                                       ========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Rates shown are the rates as of June 30, 2005, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

2

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                           TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
MUNICIPAL BONDS - 99.1%
Alabama - 3.4%
  Alabama Rev., Priv. Coll. &
    Tuskegee Univ. Prj., Ser. 96A
    5.90%(b)                           09/01/16            $1,000         $1,054,600
  Alabama St. Pub. Sch. & Coll.
    Auth. Cap. Imp. Rev., Ser.
    99C
    5.75%                              07/01/18             3,000          3,329,760
  Courtland Ind. Dev. Solid Waste
    Disp. Rev., Champion Intl.
    Corp. Prj., Ser. 99 AMT
    6.00%                              08/01/29             1,500          1,575,300
  Jefferson Cnty. Swr. Rev., Ref.
    Warrants, Ser. 03B-8
    5.25%                              02/01/13             7,725          8,349,257

                                                                          ==========
                                                                          14,308,917
                                                                          ----------
Alaska - 0.6%
  Alaska Ind. Dev. & Expt. Auth.
    Revolving Fd. Rev., Ser. 97A
    AMT
    6.00%                              04/01/07             2,500          2,633,650
                                                                          ----------
Arizona - 2.0%
  Salt River Ariz. Agric. Impt. &
    Pwr. Dist. Elec. Sys. Rev.,
    Salt River Prj., Ser. 02B
    5.00%                              01/01/31             8,000          8,454,800
                                                                          ----------
California - 6.9%
  California St. Econ. Recovery
    G.O., Ser. 04A
    5.25%                              07/01/13             7,500          8,429,775
  California St. G.O., Ser. 90
    6.50%                              11/01/06               340            356,483
  Foothill Eastern Corridor Agcy.
    Toll Rd. Rev., Ser. 99
    5.75%                              01/15/40             8,500          8,714,200
  Golden St. Tobacco
    Securitization Corp. Rev., Ser.
    03B
    5.00%                              06/01/13             2,675          2,680,296
  Los Altos Sch. Dist. Cap.
    Apprec. G.O., Ser. 01B
    5.87%(c)                           08/01/21             3,380          1,513,091
  Sacramento Cnty. Sanit. Dist.
    Fing. Auth. Rev., Ser. 04A
    5.00%                              12/01/35             5,000          5,356,050
  Sacramento Mun. Util. Dist.
    Elec. Rev., Prerefunded Ser.
    92C
    5.75%                              11/15/09               430            431,750
  Stockton-East Wtr. Dist. Rev.,
    Ser. 02B
    6.12%(c)                           04/01/28             4,495          1,229,293

                                                                          ==========
                                                                          28,710,938
                                                                          ----------
Colorado - 0.2%
  Arapahoe Cnty. Cap. Imp. Tr.
    Fd. Hwy. Rev., Prerefunded
    Ser. 86E-470
    6.90%                              08/31/05               750            777,548
                                                                          ----------
District of Columbia - 0.0%
  District of Columbia G.O.,
    Prerefunded Ser. 93A-1
    6.00%                              06/01/11                50             57,678
                                                                          ----------

                                                             PAR
                                        MATURITY            (000)                VALUE
                                      ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Florida - 4.6%
  Broward Cnty. Fla. Wtr. & Swr.
    Util. Rev., Ser. 05A
    5.00%                              10/01/30            $5,000         $5,385,800
  Florida St. Bd. of Ed. Cap.
    Outlay G.O., Ser. 00D
    5.75%                              06/01/22             7,800          8,676,018
  Hillsborough Cnty. Ind. Dev.
    Auth. Exempt Fac. Rev., Nat.
    Gypsum Prj., Ser. 00A AMT
    7.12%                              04/01/30             2,000          2,239,980
  Tampa Wtr. & Swr. Rev., Ser. 02
                                      10/01/14-
    6.00%                              10/01/16             2,455          2,968,294

                                                                          ==========
                                                                          19,270,092
                                                                          ----------
Georgia - 4.7%
  Atlanta Arpt. Fac. Rev., Ser. 94A
    6.50%(b)                           01/01/10             1,000          1,145,430
  Atlanta Arpt. Psngr. Fac. Rev.,
    Ser. 04J
    5.00%                              01/01/34             5,000          5,246,400
  Augusta Wtr. & Swr. Rev., Ser.
    04
    5.25%                              10/01/39             3,000          3,267,660
  Cobb Cnty. & Marietta Wtr. Auth.
    Rev., Ser. 02
    5.50%                              11/01/14             1,000          1,151,340
  Forsyth Cnty. Sch. Dist. G.O.,
    Ser. 92
    6.70%                              07/01/12             1,000          1,155,100
  Fulton Cnty. Fac. Corp. COP,
    Fulton Cnty. Pub. Purp. Prj.,
    Ser. 99
    5.50%                              11/01/18             1,000          1,089,810
  Fulton Cnty. Wtr. & Swr. Rev.,
    Ser. 04
    5.00%                              01/01/35             5,000          5,319,750
  Georgia Mun. Elec. Auth. Pwr.
    Rev., Ser. 93B
    5.70%                              01/01/19             1,000          1,161,570

                                                                          ==========
                                                                          19,537,060
                                                                          ----------
Hawaii - 0.9%
  Hawaii St. Hbr. Cap. Imp. Rev.,
    Ser. 97 AMT
    5.50%                              07/01/27             3,750          3,908,061
                                                                          ----------
Illinois - 3.3%
  Chicago Wtr. Rev., Prerefunded
    Ser. 97
    5.50%                              11/01/07             8,885          9,607,350
  Chicago Wtr. Rev., Ser. 97
    5.50%                              11/01/22             1,020          1,093,562
  Cook Cnty. G.O., Prerefunded
    Ser. 96
    5.88%                              11/15/06             2,000          2,105,541
  Illinois Hsg. Dev. Auth. Rev.,
    Multi-Fam. Prj., Ser. 94-5
    6.65%                              09/01/14               815            827,502

                                                                          ==========
                                                                          13,633,955
                                                                          ----------

                                                               3

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                              PAR
                                         MATURITY            (000)                VALUE
                                       ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky - 1.5%
  Kentucky St. Ppty. & Bldgs.
    Commn. Revs. Ref-Pj. No. 84
    Ser. 05
    5.00%                               08/01/18           $ 5,000         $5,629,900
                                                                           ----------
Louisiana - 0.6%
  East Baton Rouge Parish Poll.
    Ctrl. Rev., Ser. 93
    2.21%                               03/01/22               300            300,000
  Orleans Rev., Levee Dist. Pub.
    Imp. Prj., Ser. 86
    5.95%                               11/01/15             2,170          2,262,355

                                                                           ==========
                                                                            2,562,355
                                                                           ----------
Maryland - 0.7%
  Baltimore MD Proj. Rev., Ser. B
    5.00%                               07/01/35             2,600          2,779,166
  Maryland St. Hlth. & Hgr. Edl.
    Fac. Auth. Rev., Ser. 94D
    2.26%(d)                            01/01/29               100            100,000

                                                                           ==========
                                                                            2,879,166
                                                                           ----------
Massachusetts - 6.7%
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev. Harvard
    Univ-Ser. B
    5.00%                               07/15/32             5,000          5,377,250
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev., Harvard
    Univ. Prj., Ser. 01DD
    5.00%                               07/15/35             8,570          8,968,676
  Massachusetts ST. Hlth. & Edl.
    Facs. Auth. Rev., Harvard
    Univ. Prj., Ser. 05A
    5.00%                               07/15/36             6,180          6,612,415
  Massachusetts St. Hlth. & Edl.
    Facs. Auth. Rev.,
    Newton-Wellesley Hosp. Prj.,
    Ser. 97G
    6.12%                               07/01/15             1,000          1,076,240
  Massachusetts St. Tpke. Auth.
    Met. Hwy. Sys. Rev., Ser. 97A
    5.00%                               01/01/37             5,000          5,167,750

                                                                           ==========
                                                                           27,202,331
                                                                           ----------
Michigan - 1.3%
  Huron Vy. Sch. Dist. G.O.,
    Prerefunded Ser. 96
    5.88%                               05/01/07             2,000          2,113,020
  Land Creuse Michigan Pub.
    Sch.
    5.00%                               05/01/35             3,250          3,462,648

                                                                           ==========
                                                                            5,575,668
                                                                           ----------
Missouri - 0.4%
  Missouri St. Env. Imp. & Energy
    Res. Auth. Wtr. Poll. Rev.,
    Drinking Wtr. Prj., Ser. 02B
    5.25%                               07/01/11             1,540          1,715,175
                                                                           ----------
Multi-State - 4.4%
  Charter Mac Equity Issue Tr.
    6.62%(e)                            06/30/09             3,000          3,218,790
    7.60%(e)                            11/30/10             9,000         10,153,800

                                                              PAR
                                         MATURITY            (000)                VALUE
                                       ------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Multi-State (Continued)
  MuniMae TE Bond Subs., LLC
    6.88%(e)                            06/30/09           $ 4,000         $4,327,760

                                                                           ==========
                                                                           17,700,350
                                                                           ----------
Nebraska - 0.3%
  Omaha Pub. Pwr. Dist. Elec.
    Rev., Ser. 92B
    6.15%                               02/01/12             1,000          1,131,850
                                                                           ----------
Nevada - 1.7%
  Clark Cnty. Arpt. Rev., Ser.
    04A-1
    5.50%                               07/01/15             1,780          1,986,997
  University Nev.Univ. Revs.
    Cmnty. College Sys-Ser. A
    5.00%                               07/01/30             4,685          5,007,843

                                                                           ==========
                                                                            6,994,840
                                                                           ----------
New Jersey - 7.1%
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj.
    5.00%                               12/01/24             2,340          2,521,771
  New Jersey St. Edl. Fac. Auth.
    Rev., Princeton Univ. Prj., Ser.
    05A
    5.00%                               07/01/30             2,500          2,691,350
  New Jersey St. G.O., Ser. 05L
    5.25%                               07/15/15             5,000          5,693,600
  New Jersey St. Tpke. Auth.
    Rev., Prerefunded, Ser. 00A
    5.75%                               01/01/10             2,820          3,141,988
  New Jersey St. Tpke. Auth.
    Rev., Ser. 00A
    5.75%                               01/01/16             1,180          1,314,732
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev.,
    Prerefunded Ser. 00A
    6.00%                               06/15/10            10,000         11,363,200
  Port Auth. New York & New
    Jersey S.O., JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT
    6.25%                               12/01/09             2,680          2,956,335

                                                                           ==========
                                                                           29,682,976
                                                                           ----------
New York - 9.7%
  New York City G.O.,
    Prerefunded Ser. 95B
    6.38%                               08/15/05             3,840          3,894,758
  New York City G.O., Ser. 03I
    5.75%                               03/01/19             5,000          5,627,800
  New York City G.O., Ser. 05O
                                       06/01/30-
    5.00%                               06/01/33             8,355          8,837,500
  New York City Ind. Dev. Agcy.
    Rev., Term. One Grp. Assoc.
    Prj., Ser. 94 AMT
                                       01/01/08-
    6.00%                               01/01/19               860            870,673
  New York City Transitional Fin.
    Auth. Rev., Ser. 02A
    5.25%                               11/01/11             3,300          3,666,168

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New York (Continued)
  Sales Tax Asset Rcvbl. Corp.
    Rev., Ser. 04A
     5.00%                            10/15/29          $ 5,000         $5,392,000
     5.00%                            10/15/32            5,000          5,375,950
  Tobacco Settlement Fin. Corp.
    Rev., Ser. 03A-1
     5.50%                            06/01/14            6,075          6,521,330

                                                                        ==========
                                                                        40,186,179
                                                                        ----------
North Carolina - 0.1%
  North Carolina Mun. Pwr. Agcy.
    Rev., Catawba Elec. Prj., Ser.
    92A
     6.00%                            01/01/10              300            336,309
                                                                        ----------
Ohio - 1.0%
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
     6.00%                            03/01/07              440            456,958
  Greene Cnty. Ohio Swr. Sys.
    Rev. Ref-Govt. Enterprise Ser.
    05
     5.00%                            12/01/17            3,500          3,877,055

                                                                        ==========
                                                                         4,334,013
                                                                        ----------
Oregon - 2.7%
  Clackamas Cnty. G.O., Sch.
    Dist. No. 62 Oregon City Prj.,
    Prerefunded Ser. 00C
     5.50%                            06/15/10            3,185          3,546,561
  Klamath Falls Elec. Sr. Lien
    Rev., Klamath Cogen Prj.,
    Ser. 99
     6.00%                            01/01/25            7,500          7,607,025

                                                                        ==========
                                                                        11,153,586
                                                                        ----------
Pennsylvania - 10.5%
  Beaver Cnty. G.O., Prerefunded
    Ser. 96A
     5.75%                            10/01/06            1,000          1,037,780
  Central Bucks Sch. Dist. G.O.,
    Ser. A
     5.00%                            05/15/20            3,000          3,211,680
  Delaware Cnty. Auth. Rev.,
    Mercy Hlth. Corp. Prj., Ser. 96
     5.75%                            12/15/20            2,400          2,509,416
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. Rev., Ser. 98A
     5.50%                            08/01/28           10,500         12,521,250
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. RITES PA-1041
    Rev., Ser. 02B
    34.50%(d)                         07/01/32            1,000          3,102,100
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98
     6.00%                            11/01/23            2,650          2,800,812
  Pennsylvania Con. Ctr. Auth.
    Rev., Ser. 94A
     6.60%                            09/01/09            4,250          4,319,488
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Hlth. Svcs. Rev., Univ.
    of Pennsylvania Hlth. Svcs.
    Prj., Ser. 96A
     5.88%                            01/01/15            3,450          3,537,768
     5.75%                            01/01/17            3,535          3,622,808

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Ind. Dev. Auth.
    Arpt. Fac. Rev., Aero
    Philadelphia LLC Prj., Ser. 99
    AMT
     5.25%                            01/01/09          $   600         $  605,886
  Philadelphia Ind. Dev. Auth.
    Rev., PGH Dev. Corp. Prj.,
    Ser. 93
     5.25%                            07/01/17            1,935          1,947,442
  Philadelphia Sch. Dist. G.O.,
    Ser. 99C
     5.75%                            03/01/29            4,000          4,463,160

                                                                        ==========
                                                                        43,679,590
                                                                        ----------
Puerto Rico - 3.7%
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-782
    Rev., Ser. 01G
    14.66%(d)                         10/01/40            3,985          5,602,272
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 94S
     7.00%                            07/01/06            1,000          1,040,171
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
     5.00%                            07/01/35            4,000          4,319,800
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev.,
    Prerefunded Ser. 02E
     5.50%                            02/01/12            2,990          3,371,823
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
     5.50%                            08/01/29            1,010          1,105,889

                                                                        ==========
                                                                        15,439,955
                                                                        ----------
Rhode Island - 0.7%
  Rhode Island Depositors Econ.
    Protection Corp. S.O.,
    Prerefunded Ser. 93
     5.62%                            08/01/09              190            208,740
  Rhode Island Depositors Econ.
    Protection Corp. S.O., Ser. 93
     5.62%                            08/01/09              665            691,447
  Rhode Island St. Hlth. & Ed.
    Bldg. Corp. Rev., Hosp. Fin.
    Lifespan Oblig. Grp. Prj., Ser.
    96
     5.50%                            05/15/16            2,000          2,112,860

                                                                        ==========
                                                                         3,013,047
                                                                        ----------
South Carolina - 1.3%
  South Carolina Trans. Infra.
    Rev., Ser. 04A
     5.00%                            10/01/33            5,000          5,300,800
                                                                        ----------
South Dakota - 0.1%
  South Dakota St. Lease Rev.,
    Trans. Cert. Prj., Ser. 93A
     6.38%                            09/01/05              500            502,875
                                                                        ----------
Texas - 7.9%
  Brazos River Auth. Poll. Ctrl.
    Rev., Texas Util. Elec. Co.
    Prj., Prerefunded Ser. 95C
    AMT
     5.55%                            04/01/08            5,000          5,436,900

                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)          VALUE
                                      ----------   ---------   --------------
MUNICIPAL BONDS (Continued)
Texas (Continued)
  Dallas Ind. Dev. Corp. Rev.,
    CR/PL, Inc. Prj., Ser. 87 AMT
    7.50%                             08/01/17     $1,550      $ 1,594,082
  Frisco Indpt. Sch. Dist. G.O.,
    Ser. 05A
    5.00%                             07/15/30      4,600        4,856,312
  Grand Prairie Indpt. Sch. Dist.
    G.O., Prerefunded Ser. 00A
    5.80%                             08/15/11      4,925        5,641,932
  Harlandale Tex. Indpt. Sch. Dist.
    Ref., Ser. 05
    5.00%                             08/15/30      3,490        3,703,134
  Texas Affordable Hsg. Corp.
    Multi-Fam. Hsg. Rev., Ser.
    01A
    4.75%                             11/01/11      6,635        5,672,394
  Texas Wtr. Fin. Assist. G.O.,
    Ser. 00
    5.75%                             08/01/22      3,445        3,824,053
  Travis Cnty. Hlth. Fac. Dev.
    Corp. Rev., Ascension Hlth.
    Credit Prj., Prerefunded Ser.
    99A
    5.88%                             11/15/09      1,980        2,225,660

                                                               ===========
                                                                32,954,467
                                                               -----------
Utah - 0.0%
  Salt Lake City Hosp. Rev., Ser.
    88A
    8.12%                             05/15/15        100          125,374
                                                               -----------
Virginia - 3.9%
  Pocahontas Pkwy. Toll Rd. Rev.,
    Ser. 98B
    5.85%(c)                          08/15/23     14,300        5,059,340
  Univ. VA Univ. Rev.
    5.00%                             06/01/37      5,000        5,367,250
  Virginia St. Pub. Sch. Auth.
    Rev., Sch. Fing Prj., Ser. 05B
    5.25%                             08/01/16      5,000        5,727,950

                                                               ===========
                                                                16,154,540
                                                               -----------
Washington - 6.1%
  King Cnty. G.O., Sch. Dist. No.
    414 Lake Washington Prj.,
    Ser. 00
    5.75%                             12/01/10        500          566,495
  Pierce Cnty. G.O., Sch. Dist. No.
    416 White River Prj., Ser. 00
    6.00%                             12/01/13      5,345        6,107,571
  Washington St. G.O., Ser. 00B
    6.00%                             01/01/25     14,000       15,713,040
  Washington St. Pub. Pwr. Sply.
    Sys. Rev., Nuclear Prj. No. 3,
    Ser. 96A
    6.00%                             07/01/06      3,000        3,094,200

                                                               ===========
                                                                25,481,306
                                                               -----------
West Virginia - 0.1%
  West Virginia Pub. Energy Auth.
    Rev., Morgantown Energy
    Assoc. Prj., Ser. 90A AMT
    5.05%                             07/01/08        360          370,894
                                                               -----------
TOTAL MUNICIPAL BONDS
  (Cost $388,002,192)                                          411,400,245
                                                               -----------

                                                  PAR/SHARES
                                     MATURITY       (000)          VALUE
                                    ----------   -----------   -------------
TAXABLE MUNICIPAL BONDS - 3.2%
New York - 1.9%
  New York St Env. Fac. Corp.
    Clean Wtr. & Drinking Rev.,
    NYC Mun. Wtr. Fin. Prj., Ser.
    04
    5.00%                           06/15/34     $7,600        $8,131,012
                                                               ----------
Texas - 1.3%
  Univ. TX Permanent Univ. Fd.
    5.00%                           07/01/35      5,000         5,323,500
                                                               ----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $13,099,698)                                           13,454,512
                                                               ----------
MORTGAGE PASS-THROUGHS - 0.0%
  Government National Mortgage
    Association
    6.00%
  (Cost $5,074)                     11/15/31          5             5,045
                                                               ----------
MONEY MARKET FUND - 0.4%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $1,568,394)                               1,568         1,568,394
                                                               ----------

TOTAL INVESTMENTS IN SECURITIES -
102.7%
  (Cost $402,675,358(a))                       426,428,196
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (2.7)%                       (11,200,044)
                                               -----------
NET ASSETS - 100.0%                           $415,228,152
                                              ============

-------------------

(a) Cost for Federal income tax purposes is $402,677,858. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                       $24,749,281
      Gross unrealized depreciation                                          (998,943)
                                                                          -----------
                                                                          $23,750,338
                                                                          ===========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $2,200,030 on 676 short U.S. Treasury Bond futures contracts and 531 long U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $140,017,675, with an unrealized gain of $1,393,216 (including commissions of $2,414).
  (c) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d) Rates shown are the rates as of June 30, 2005.
(e) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 4.3% of its net assets, with a current market value of $17,700,350 in securities restricted as to resale.

6

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 98.6%
Multi-State - 8.0%
  Charter Mac Equity Issue Tr.
     6.62%(b)                         06/30/09          $25,000         $26,823,250
     7.60%(b)                         11/30/10           10,000          11,282,000
  MuniMae TE Bond Subs., LLC
     6.88%(b)                         06/30/09            4,000           4,327,760
     7.75%(b)                         11/01/10           10,000          11,500,500

                                                                        ===========
                                                                         53,933,510
                                                                        -----------
Pennsylvania - 81.0%
  Allegheny Cnty. Hosp. Dev.
    Auth. Rev., Hlth. Ctr. Univ. of
    Pittsburgh Med. Ctr. Prj., Ser.
    97B
     6.00%                            07/01/25            7,000           8,736,420
  Allegheny Cnty. Hosp. Dev.
    Auth. Rev., Prerefunded Ser.
    95A
     6.00%                            09/01/07            5,000           5,342,650
     6.20%                            09/01/07            1,000           1,072,680
  Allegheny Cnty. Hosp. Dev.
    Auth. Rev., Univ. of Pittsburgh
    Med. Ctr. Prj., Ser. 95
     5.35%                            12/01/17           10,000          10,269,600
  Beaver Cnty. Hosp. Auth. Rev.,
    Prerefunded Ser. 96A
     5.80%                            10/01/06            5,830           6,053,755
  Berks Cnty. G.O., Ser. 98
     5.38%                            11/15/28            6,685           6,985,825
  Bradford Area Sch. Dist. G.O.,
    Prerefunded Ser. 95
     5.80%                            10/01/05            1,465           1,476,398
  Central Bucks Sch. Dist. G.O.,
    Ser. A
     5.00%                            05/15/20            4,570           4,892,459
  Dauphin Cnty. Gen. Auth. Hlth.
    Sys. Rev., Pinnacle Hlth. Sys.
    Prj., Ser. 97
     5.50%                            05/15/17            3,500           3,678,920
  Dauphin Cnty. Gen. Auth. Hosp.
    Rev., Hapsco Western
    Pennsylvania Hosp. Prj., Ser.
    92
     6.25%                            07/01/16            1,000           1,174,590
  Delaware Cnty. Auth. Coll. Rev.,
    Haverford Coll. Prj., Ser. 00
     5.75%                            11/15/25            6,795           7,585,123
  Delaware Cnty. Auth. Hosp.
    Rev., Ser. 95
     5.50%                            08/15/15            6,480           6,627,420
  Delaware Cnty. Auth. Rev.,
    Mercy Hlth. Corp. Prj., Ser. 96
     5.75%                            12/15/20            3,735           3,905,279
  Delaware Cnty. Ind. Dev. Auth.
    Rev., Ser. 99 AMT
     6.00%                            06/01/29            3,400           3,755,470
  Delaware Cnty. Indl. Auth. Arpt.
    Fac. Rev., UTD Parcel Svc
    Prj., Ser. 85
     2.22%(c)                         12/01/15            1,770           1,770,000
  Delaware Cnty. Mem. Hosp.
    Auth. Rev., Ser. 95
     5.50%                            08/15/19            3,000           3,068,250
  Delaware Cnty. Rev.,
    Prerefunded Ser. 95
     5.50%                            10/01/05            1,075           1,082,482

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Port Dist. Prj., Ser. 99B
     5.70%                            01/01/22          $ 8,930         $ 9,867,829
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    Rev., Ser. 99
     5.75%                            01/01/16            8,000           8,863,840
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES Rev., Ser. 99
    15.41%(c)                         01/01/22           10,000          14,213,200
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. Rev., Ser. 96A
     5.90%                            04/15/16            2,540           2,602,382
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. Rev., Ser. 97B
     5.60%                            07/01/17            2,000           2,312,660
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. Rev., Ser. 98A
     5.50%                            08/01/28           33,050          39,412,125
  Delaware Vy. Regl. Fin. Auth.
    Loc. Govt. RITES PA-1041
    Rev., Ser. 02A
    34.50%(c)                         07/01/32            2,000           6,204,200
  Dover Area Sch. Dist. G.O.,
    Prerefunded Ser. 96
     5.75%                            04/01/06            2,445           2,501,039
  Emmaus Gen. Auth. Rev.
    Prerefunded Ser. 96
     2.29%(c)                         12/01/28            1,815           1,815,000
  Indiana Cnty. Ind. Dev. Auth.
    Poll. Ctrl. Rev., New York St.
    Elec. & Gas Corp. Prj., Ser.
    95A
     6.00%                            06/01/06            1,000           1,029,300
  Kennett Cons. Sch. Dist. G.O.,
    Ser. 02A
     5.50%                            02/15/14            1,245           1,400,102
  Lancaster Cnty. Hosp. Auth.
    Rev., Hlth. Ctr. Masonic
    Homes Prj., Ser. 94
     5.30%                            11/15/08              500             510,170
  Lancaster Swr. Auth. Sply. S.O.,
    Ser. 98
     5.25%                            04/01/21            8,480           8,643,664
  Lehigh Cnty. Gen. Purp. Auth.
    Rev., Kidspeace Oblig. Prj.,
    Ser. 98
     5.70%                            11/01/09            3,000           3,192,930
     6.00%                            11/01/18            2,000           2,134,220
  Luzerne Cnty. Flood Prot. Auth.
    Gtd. Rev., Prerefunded Ser.
    96
     5.60%                            07/15/06            4,720           4,861,317
  Lycoming Cnty. Auth. Hosp.
    Rev., Divine Providence Hosp.
    Prj., Ser. 95
     5.38%                            11/15/10            6,480           6,666,041
  McKeesport Area Sch. Dist.
    G.O., Prerefunded Ser. 96A
     5.75%                            10/01/06            1,750           1,816,115
  Methacton Sch. Dist. Auth. Rev.,
    Prerefunded Ser. 78
     6.50%                            10/01/06              475             496,950

                                                               7

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Coll. Rev., Beaver
    Coll. Prj., Ser. 96
    5.75%                                     04/01/12              $ 1,690         $1,760,760
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Holy
    Redeemer Hosp. Prj., Ser.
    97A
    5.25%                                     10/01/27                9,000          9,444,510
  Montgomery Cnty. Hgr. Ed. &
    Hlth. Auth. Rev., Pottstown
    Hlth. Care Corp. Prj.,
    Prerefunded Ser. 98
    5.00%                                     01/01/09                6,235          6,722,515
  Northampton Cnty. Hgr. Ed.
    Auth. Rev., Moravian Coll.
    Prj., Ser. 94
    6.10%                                     07/01/12                1,950          1,969,500
  Northeastern Hosp. & Ed. Auth.
    Rev., Luzerne Cnty. Coll. Prj.,
    Ser. 97
    5.15%                                     08/15/16                3,245          3,389,792
  Northeastern Hosp. & Ed. Auth.
    Rev., Wyoming Vy. Hlth. Care
    Prj., Ser. 94A
    6.50%                                     01/01/07                1,000          1,022,630
  Northgate Sch. Auth. Bldg. Rev.,
    Ser. 78
    6.38%                                     02/15/07                  825            872,776
  Parkland Sch. Dist. Rev.,
    Prerefunded Ser. 96
    5.75%                                     03/01/06                2,910          2,969,217
  Pennsbury Sch. Dist. G.O., Ser.
    02
                                             01/15/18-
    5.50%                                   01/15/19                  4,625          5,165,701
  Pennsylvania Con. Ctr. Auth.
    Rev., Ser. 89A
    6.70%                                     09/01/16                1,000          1,205,440
  Pennsylvania Con. Ctr. Auth.
    Rev., Ser. 94A
    6.60%                                     09/01/09               12,465         12,668,803
  Pennsylvania Hgr. Ed.
    Assistance Agcy. Rev., Cap.
    Acquisition Prj., Prerefunded
    Ser. 00
    5.88%                                     12/15/10               16,400         18,697,640
  Pennsylvania Hgr. Ed. Fac.
    Auth. Rev., Univ. of
    Pennsylvania Prj., Ser. 98
    5.75%                                     01/01/06                8,165          8,367,819
  Pennsylvania Hsg. Fin. Agcy.
    Multi-Fam. FHA Ins. Rev., Ser.
    92
    8.10%                                     07/01/13                1,120          1,124,682
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Ser. 98 AMT
    5.50%(d)                                  04/01/30               13,155          3,410,960
  Pennsylvania Hsg. Fin. Agcy.
    Rev., Sgl. Fam. Mtg. Prj., Ser.
    99-66A AMT
    5.65%                                     04/01/29                9,545          9,770,071
  Pennsylvania Infra. Investment
    Auth. Rev., Pennvest Ln. Pool
    Prj., Ser. 94
    6.00%                                     09/01/06                1,930          2,002,182

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pennsylvania Intergovtl. Coop.
    Auth. Spec. Tax Rev., City of
    Philadelphia Fdg. Prj., Ser. 96
    5.60%                                     06/15/12              $ 1,000         $1,026,390
                                             06/15/16-
    5.50%                                   06/15/20                 10,500         10,764,850
  Pennsylvania St. Dept. Gen.
    Svcs. COP, Ser. 01
    4.25%                                     11/01/05                1,860          1,869,895
                                             05/01/14-
    5.00%                                   11/01/14                  5,560          6,005,968
                                             05/01/15-
    5.25%                                   05/01/16                  7,740          8,453,494
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev. Ser. C
    2.33%(c)                                  07/01/18                  800            800,000
  Pennsylvania St. Hgr. Ed. Assist.
    Agcy. Stud. Ln. Rev., Ser. A
    2.33%(c)                                  12/01/24                1,700          1,700,000
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev., Bryn
    Mawr Coll. Prj., Prerefunded
    Ser. 95
    6.00%                                     12/01/05                1,200          1,240,692
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Lafayette Coll. Prj., Ser. 00
    6.00%                                     05/01/30                  155            173,205
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Coll. & Univ. Rev.,
    Trustees Univ. Prj., Ser. 98
    5.50%                                     07/15/38                9,500         10,153,410
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Hlth. Svcs. Rev., Univ.
    of Pennsylvania Hlth. Svcs.
    Prj., Ser. 96A
    5.75%                                     01/01/17               12,250         12,554,290
  Pennsylvania St. Hgr. Ed. Fac.
    Auth. Rev. Variable St. Sys.
    Hgr. Ed., Ser. AB
    2.23%(c)                                  06/01/11                1,145          1,145,000
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 94
    7.00%                                     01/01/06                1,000          1,020,860
  Pennsylvania St. Ind. Dev. Auth.
    Rev., Econ. Dev. Prj., Ser. 02
    5.50%                                     07/01/16                8,000          9,062,720
  Pennsylvania St. Pub. Sch.
    Bldg. Auth. Rev., Philadelphia
    Sch. Dist. Lease Prj., Ser. 03
    5.00%                                     06/01/33                7,500          7,894,500
  Pennsylvania St. Univ. Rev.,
    Ser. A
                                             09/01/29-
    5.00%                                   09/01/35                  7,500          8,038,870
  Pensylvania St. Hgr. Ed. Fac.
    Auth. Rev. Drexel Univ. Prj.,
    Ser. B
    2.28%(c)                                  05/01/33                9,140          9,140,000
  Philadelphia G.O., Ser. 94
    5.90%                                     11/15/09                  980          1,002,011
  Philadelphia Gas Works Rev.,
    Ser. 94
    5.25%                                     08/01/24                2,900          2,934,684

8

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Philadelphia Gas Works Rev.,
    Ser. 01
                                             08/01/14-
     5.50%                                  08/01/18                $ 7,415         $ 8,183,815
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Frankford Hosp. Prj., Ser. 95
     5.50%                                    01/01/07                1,235           1,266,147
     5.60%                                    01/01/08                1,245           1,276,136
  Philadelphia Hosp. & Hgr. Ed.
    Fac. Auth. Hosp. Rev.,
    Nazareth Hosp. Franciscan
    Prj., Prerefunded Ser. 96B
     5.00%                                    07/01/06                4,590           4,786,957
  Philadelphia Ind. Dev. Auth.
    Rev., American Coll. of
    Physicians Prj., Ser. 00
                                             06/15/20-
     5.50%                                  06/15/25                 14,685          15,960,492
  Philadelphia Ind. Dev. Auth.
    Rev., Girard Estate Coal
    Mining Prj., Ser. 96
     5.38%                                    11/15/12                3,945           4,087,888
     5.50%                                    11/15/16                1,650           1,708,245
  Philadelphia Ind. Dev. Auth.
    Rev., PGH Dev. Corp. Prj.,
    Ser. 93
     5.50%                                    07/01/10                1,035           1,037,256
  Philadelphia Pk. Auth. Rev.,
    Arpt. Pk. Prj., Ser. 99
     5.62%                                    09/01/18                4,430           4,845,224
  Philadelphia Pk. Auth. Rev., Ser.
    97
     5.40%                                    09/01/15                5,900           6,211,402
  Philadelphia Pk. Auth. Rev., Ser.
    99
                                             09/01/13-
     5.62%                                  09/01/17                  5,885           6,461,144
  Philadelphia Sch. Dist. G.O.,
    Prerefunded Ser. 95B
     5.50%                                    09/01/05                4,500           4,610,970
  Philadelphia Sch. Dist. G.O.,
    Ser. 95A
     6.25%                                    09/01/06                2,255           2,345,696
  Philadelphia Sch. Dist. G.O.,
    Ser. 95B
     5.50%                                    09/01/18                4,890           4,961,443
  Philadelphia Sch. Dist. G.O.,
    Ser. 99C
     5.75%                                    03/01/29               11,000          12,273,690
  Philadelphia Sch. Dist. G.O.,
    Ser. 00A
                                             02/01/12-
     5.75%                                  02/01/13                 10,215          11,572,880
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 93
     5.50%                                    06/15/07                6,780           7,130,051
  Philadelphia Wtr. & Waste Wtr.
    Rev., Ser. 05A
     5.00%                                    07/01/28                6,000           6,438,840
  Pittsburgh Sch. Dist. G.O.,
    Prerefunded Ser. 97
     5.50%                                    09/01/09                4,500           4,521,285
  Pleasant Vy. Sch. Dist. G.O.,
    Prerefunded Ser. 95
     5.60%                                    11/15/05                1,180           1,193,122

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
  Pleasant Vy. Sch. Dist. G.O.,
    Ser. 95
     5.60%                                    11/15/14              $   205         $   207,280
  Pottstown Borough Auth. Swr.
    Rev., Ser. 96
     5.50%                                    11/01/16                1,360           1,407,546
  Riverside Beaver Cnty. Sch.
    Dist. Rev., Prerefunded Ser.
    96
     5.50%                                    02/15/06                3,725           3,790,113
  Riverside Sch. Dist. G.O.,
    Prerefunded Ser. 00
     5.50%                                    10/15/10                3,300           3,675,705
  South Fork Mun. Auth. Hosp.
    Rev., Good Samaritan Med.
    Ctr. Prj., Ser. 96B
     5.38%                                    07/01/16                4,000           4,167,680
  Southeastern Pennsylvania
    Trans. Auth. Rev., Ser. 97
     5.55%                                    03/01/13                3,500           3,715,215
     5.38%                                    03/01/17                6,270           6,637,986
  Springford Sch. Dist. G.O., Ser.
    97
     5.15%                                    02/01/18               10,010          10,361,882
  Washington Cnty. Auth. Rev.,
    Ser. 99
     6.15%                                    12/01/29                6,340           6,835,915
  Washington Cnty. Ind. Dev.
    Auth. Poll. Ctrl. Rev., West
    Penn Pwr. Co. Prj., Ser. 95G
     6.05%                                    04/01/14                2,500           2,566,200
  West Mifflin Sanit. Swr. Mun.
    Auth. Swr. Rev., Prerefunded
    Ser. 96
     5.70%                                    08/01/06                1,445           1,491,601
  Westmoreland Cnty. Ind. Dev.
    Auth. Rev., Westmoreland
    Hlth. Sys. Prj., Ser. 93A
     6.00%                                    07/01/11                  200             200,000
  Westview Mun. Auth. S.O., Ser.
    85
     9.25%                                    11/15/05                  195             199,616
  Williamsport Area Sch. Dist.
    Auth. Rev., Ser. 78
     6.00%                                    03/01/07                   70              73,140
  Wilson Sch. Dist. G.O.,
    Prerefunded Ser. 97
     5.50%(e)                                 05/15/07                8,015           8,423,284

                                                                                    ===========
                                                                                    546,192,088
                                                                                    -----------
Puerto Rico - 9.6%
  Puerto Rico Cmwlth. G.O., Ser.
    02
     5.50%                                    07/01/12               20,000          22,805,600
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00A
    14.16%(c)                                 10/01/16                  400             574,736
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00B
    14.66%(c)                                 10/01/17                  500             728,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00C
    14.66%(c)                                 10/01/18                  500             725,260

                                                               9

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                     PAR
                                      MATURITY      (000)          VALUE
                                     ----------   ---------   --------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00D
    14.66%(c)                        10/01/19     $  690      $   996,636
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00E
    14.66%(c)                        10/01/20        250          360,080
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00F
    14.16%(c)                        10/01/24        250          350,570
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
     5.00%                           07/01/35      6,000        6,479,700
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05SS
     5.00%                           07/01/30     10,000       10,808,000
  Puerto Rico Mun. Fin. Agy. Rev.,
    Ser. 99
     5.50%                           08/01/18      6,500        7,091,890
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev.,
    Prerefunded Ser. 02E
     5.50%                           02/01/12      9,340       10,532,718
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
     5.50%                           08/01/29      3,160        3,460,010

                                                              ===========
                                                               64,913,520
                                                              -----------
TOTAL MUNICIPAL BONDS
  (Cost $610,878,918)                                         665,039,118
                                                              -----------

                                           NUMBER
                                         OF SHARES         VALUE
                                        -----------   ---------------
MONEY MARKET FUND - 0.2%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $1,220,203)                     1,220,203     $  1,220,203
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES -
  98.8%
  (Cost $612,099,121(a))                               666,259,321
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.2%                                     8,038,579
                                                      ------------
NET ASSETS - 100.0%                                   $674,297,900
                                                      ============

-------------------

(a) Cost for Federal income tax purposes is $612,237,704. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                       $54,463,475
      Gross unrealized depreciation                                          (441,858)
                                                                          -----------
                                                                          $54,021,617
                                                                          ===========

(b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 8.0% of its net assets, with a current market value of $53,933,510 in securities restricted as to resale.
  (c) Rates shown are the rates as of June 30, 2005.
(d) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $2,101,880 on 383 short U.S. Treasury Bond futures contracts and 859 long U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $142,950,906, with an unrealized gain of $1,188,188 (including commissions of $2,484).

10

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 98.3%
Multi-State - 6.8%
  Charter Mac Equity Issue Tr.
     6.62%(b)                                  06/30/09              $ 1,000         $1,072,930
     7.60%(b)                                  11/30/10                4,000          4,512,800
  MuniMae TE Bond Subs., LLC
     6.88%(b)                                  06/30/09                4,000          4,327,760
     7.75%(b)                                  11/01/10                2,000          2,300,100

                                                                                     ==========
                                                                                     12,213,590
                                                                                     ----------
New Jersey - 72.0%
  Delaware River Port Auth.
    Pennsylvania & New Jersey
    RITES PA-611 Rev., Ser. 00
    12.25%(b)(c)                               01/01/26                5,000          6,566,750
  Garden St. Preservation Tr. Cap.
    Apprec. Rev., Ser. 03B
     5.17%(d)                                  11/01/24               10,000          4,208,800
  Gloucester Cnty. Srs. Hsg. Dev.
    Corp. Rev., Sect. 8 Colonial
    Pk. Prj., Ser. 94A
     6.20%                                     09/15/11                1,250          1,265,712
  Hopatcong Boro G.O., Ser. 03
     5.75%                                     08/01/33                2,300          2,614,249
  Jersey City G.O., Ser. 96A
     6.00%                                     10/01/05                1,655          1,668,290
  Knowlton Twp. Bd. of Ed. G.O.,
    Ser. 91
     6.60%                                     08/15/11                  169            200,027
  Middlesex Cnty. Imp. Auth. Rev.,
    Heldrich Center Hotel Prj.,
    Ser. A
                                              01/01/15-
     5.00%                                   01/01/20                  2,000          2,059,840
  Middlesex Cnty. Imp. Auth. Rev.,
    Monroe Twp., Ser. 96
     5.80%                                     09/15/13                1,725          1,801,849
  Middlesex Cnty. Imp. Auth. Rev.,
    New Brunswick Apts. Rental
    Hsg. Prj., Ser. 02 AMT
     5.15%                                     02/01/24                3,000          3,107,670
  Morristown Cnty. G.O., Ser. 95
     6.40%                                     08/01/14                  500            511,240
  New Jersey Econ. Dev. Auth.
    Lease Rev., Ser. 00
     6.00%                                     06/01/21                4,780          5,378,074
  New Jersey Econ. Dev. Auth.
    Rev., Kapkowski Rd. Landfill
    Prj., Ser. 02
     6.50%                                     04/01/28                2,500          2,961,375
  New Jersey Econ. Dev. Auth.
    Rev., Cigarrette Tax
     5.75%                                     06/15/34                3,615          3,838,768
  New Jersey Econ. Dev. Auth.
    Rev., Motor Vehicle Comm.
    Prj., Ser. 03A
     3.52%(d)(e)                               07/01/12                4,000          3,081,360
  New Jersey Econ. Dev. Auth.
    Rev., Performing Arts Ctr. Prj.,
    Ser. 96C
     5.75%                                     06/15/08                4,440          4,629,499
  New Jersey Econ. Dev. Auth.
    Rev., Sch. Fac. Const. Prj.,
    Ser. 03F
     5.25%                                     06/15/13                5,000          5,576,300

                                                                        PAR
                                              MATURITY                 (000)                VALUE
                                       ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey Econ. Dev. Auth.
    Rev., Seeing Eye, Inc. Prj.
     5.00%                                     12/01/24              $ 6,500         $7,004,920
  New Jersey Econ. Dev. Auth.
    Rev., Ser. 99
     6.20%                                     12/01/24                3,000          3,434,970
  New Jersey Econ. Dev. Auth.
    Rev., St. Barnabas Med. Ctr.
    Prj., Ser. 97A
     5.63%(d)                                  07/01/23                4,000          1,780,880
  New Jersey Econ. Dev. Auth.
    Solid Waste Rev., Waste
    Management New Jersey Prj.,
    Ser. 04A AMT
     5.30%                                     06/01/15                1,000          1,051,860
  New Jersey Edl. Facs. Auth.
    Rev., Institute of Tech. Prj.,
    Ser. 04B
     5.00%                                     07/01/16                4,150          4,562,055
  New Jersey Edl. Facs. Auth.
    Rev., Rowan Coll. Prj.,
    Prerefunded Ser. 96E
     5.88%                                     07/01/06                2,185          2,275,962
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Kennedy Hlth.
    Sys. Prj., Ser. 01
     5.50%                                     07/01/21                2,000          2,153,880
     5.62%                                     07/01/31                  455            486,518
  New Jersey Hlth. Care Fac. Fin.
    Auth. Rev., Robert Wood
    Johnson Univ. Prj., Ser. 96C
     5.75%                                     07/01/07                2,595          2,694,440
  New Jersey Sports & Expo.
    Auth. Rev., Ser. 00A
     5.50%                                     03/01/20                5,000          5,436,900
  New Jersey St. Edl. Facs. Auth.
    Rev., Fairleigh Dickinson Univ.
    Prj., Ser. D
     5.25%                                     07/01/32                3,000          3,100,710
  New Jersey St. Edl. Facs. Auth.
    Rev., Princeton Univ. Prj., Ser.
    F
     2.10%                                     07/01/23                1,250          1,250,000
  New Jersey St. G.O., Ser. 00
     5.75%                                     05/01/12                2,500          2,858,050
  New Jersey St. G.O., Ser. 01H
     5.25%                                     07/01/14                4,975          5,616,725
  New Jersey St. Hsg. & Mtg. Fin.
    Agcy. Rev., Ser. 00B
     6.25%                                     11/01/26                1,435          1,529,351
  New Jersey St. Hwy. Auth. Rev.,
    Garden St. Pkwy. Prj., Ser. 92
     6.20%                                     01/01/10                  750            829,132
  New Jersey St. Tpke. Auth.
    Rev., Prerefunded Ser. 91C
     6.50%                                     01/01/16                3,155          3,808,495
  New Jersey St. Tpke. Auth.
    Rev., Ser. 91C
     6.50%                                     01/01/16                  845          1,015,610
  New Jersey St. Trans. Tr. Fd.
    Admin. Grant Rev.,
    Prerefunded Ser. 00A
     6.12%                                     09/15/09                2,500          2,797,075

                                               11

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                    PAR
                                     MATURITY      (000)          VALUE
                                    ----------   ---------   --------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev.,
    Prerefunded Ser. 00A
     6.00%                          06/15/10     $2,500      $ 2,840,800
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev.,
    Prerefunded Ser. 01B
     6.00%                          12/15/11      2,500        2,896,625
  New Jersey St. Trans. Tr. Fd.
    Auth. Trans. Sys. Rev., Ser.
    99A
     5.75%                          06/15/20      2,820        3,304,814
  New Jersey St. Waste Wtr.
    Trtmnt. Tr. Rev., Ser. 96C
     6.25%                          05/15/06      3,455        3,560,930
  North Hudson Swr. Auth. Rev.,
    Ser. 01A
     5.41%(d)                       08/01/21      5,000        2,472,750
  Port Auth. New York & New
    Jersey S.O. Rev., JFK Intl.
    Arpt. Term. Prj., Ser. 97-6
    AMT
     5.75%                          12/01/22      2,000        2,152,580
  Port Auth. New York & New
    Jersey S.O., JFK Intl. Arpt.
    Term. Prj., Ser. 97-6 AMT
     6.25%                          12/01/09      7,000        7,721,770
  Summit Cnty. G.O., Ser. 01
     5.25%                          06/01/14      1,145        1,308,392

                                                             ===========
                                                             129,415,997
                                                             -----------
Puerto Rico - 19.5%
  Puerto Rico Cmwlth. G.O., Pub.
    Imp. Prj., Ser. 01
     5.50%                          07/01/19      5,000        5,969,700
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev.,
    Prerefunded Ser. 00B
     6.00%                          07/01/10      3,000        3,438,270
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
     6.00%                          07/01/29      2,000        2,267,320
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 02D
     5.38%                          07/01/36      1,000        1,078,030
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Rev., Ser. B
     5.00%                          07/01/41      5,000        5,277,550
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00A
    14.16%(c)                       10/01/16        400          574,736
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00B
    14.66%(c)                       10/01/17        500          728,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00C
    14.66%(c)                       10/01/18        500          725,260
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00D
    14.66%(c)                       10/01/19        650          938,860
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00E
    14.66%(c)                       10/01/20        250          360,080

                                                    PAR/SHARES
                                       MATURITY       (000)           VALUE
                                      ----------   -----------   --------------
MUNICPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00F
    14.16%(c)                         10/01/24     $ 250         $   350,570
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-569
    Rev., Ser. 99
    10.06%(c)                         07/01/12     2,000           2,384,300
  Puerto Rico Pub. Bldgs. Auth.
    Rev., Govt. Facs. Prj., Ser. 02
     5.25%                            07/01/25     4,535           5,365,404
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev.,
    Prerefunded Ser. 02E
     5.50%                            02/01/12     3,740           4,217,598
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
     5.50%                            08/01/29     1,260           1,379,624

                                                                 ===========
                                                                  35,055,622
                                                                 -----------
TOTAL MUNICIPAL BONDS
  (Cost $162,392,254)                                            176,685,209
                                                                 -----------
MONEY MARKET FUND - 0.6%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $999,426)                                    999             999,426
                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES -
  98.9%
  (Cost $163,391,680(a))                    177,684,635
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 1.1%                          1,991,924
                                            -----------
NET ASSETS - 100.0%                        $179,676,559
                                           ============

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $14,515,948
      Gross unrealized depreciation                                        (222,993)
                                                                        -----------
                                                                        $14,292,955
                                                                        ===========

(b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 10.5% of its net assets, with a current market value of $18,780,340 in securities restricted as to resale.
  (c) Rates shown are the rates as of June 30, 2005.
(d) The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(e) Securities, or a portion thereof, pledged as collateral with a value of
       $770,340 on 107 short U.S. Treasury Bond futures contracts and 231 long
       U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $38,917,531 with an unrealized gain of $330,625 (including commissions of $676).

12

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS - 98.4%
Multi-State - 5.2%
  Charter Mac Equity Issue Tr.
    6.62%(b)                          06/30/09           $1,000         $1,072,931
    7.60%(b)                          11/30/10            1,000          1,128,200
  MuniMae TE Bond Subs., LLC
    6.88%(b)                          06/30/09            2,000          2,163,880
    7.75%(b)                          11/01/10            2,000          2,300,100

                                                                        ==========
                                                                         6,665,111
                                                                        ----------
Ohio - 69.9%
  Akron G.O., Ser. 01
    5.50%                             12/01/21            1,000          1,097,640
  Akron Swr. Sys. Rev., Ser. 96
    5.88%                             12/01/16              500            525,940
  Brunswick G.O., Ser. 94
    6.30%                             12/01/14              210            215,137
  Butler Cnty. Trans. Imp. Dist.
    Rev., Ser. 97A
    6.00%(c)                          04/01/11              600            659,310
  Cleveland COP, Cleveland
    Stadium Prj., Ser. 97
    5.25%                             11/15/10            2,500          2,680,800
  Cleveland Pkg. Fac. Rev., Ser.
    96
    6.00%                             09/15/06            1,275          1,324,572
  Cleveland St. Univ. Gen.
    Receipts Rev., Ser. 04
    5.00%                             06/01/34            3,000          3,185,790
  Cleveland-Cuyahoga Cnty. Port
    Auth. Rev., Ser. 97 AMT
    6.00%                             03/01/07              290            301,177
  Columbus G.O., Ser. 86
    7.38%                             07/01/06            1,000          1,045,490
  Columbus G.O., Ser. 02
    5.00%                             06/15/09            2,975          3,232,635
  Cuyahoga Cnty. Multi-Fam.
    Rev., Ser. 02 AMT
    5.35%                             09/20/27            1,000          1,041,970
  Fairfield City Sch. Dist. G.O.,
    Ser. 94
    7.45%                             12/01/14            1,000          1,255,090
  Greater Cleveland Regl. Trans.
    Auth. Cap. Imp. Rev., Ser.
    01A
    5.12%                             12/01/21            1,000          1,073,470
  Greater Cleveland Regl. Trans.
    Auth. G.O., Ser. 96
    6.25%                             12/01/06            2,935          3,077,817
  Hamilton Cnty. Hosp. Fac. Rev.,
    Ser. 02A
    2.23%(d)                          06/01/27            5,300          5,300,000
  Hamilton Cnty. Sales Tax Rev.,
    Ser. 01B
    5.25%                             12/01/32            5,000          5,357,300
  Jackson Loc. Sch. Dist. Stark &
    Summit Cnty. Constr. & Imp.
    G.O., Ser. 04
    5.00%                             12/01/33            2,105          2,232,142
  Kent St. Univ. Rev., Ser. 01
    2.40%(d)                          05/01/31            4,000          4,000,000
  Kings Sch. Dist. G.O.,
    Prerefunded Ser. 94
    7.60%                             12/01/05              200            204,094
  Lucas Cnty. G.O., Ser. 96
    6.00%                             12/01/05              500            506,890

                                                           PAR
                                       MATURITY           (000)                VALUE
                                      ----------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Marysville Sch. Dist. G.O.,
    Prerefunded Ser. 98
    6.00%                             12/01/10           $1,910         $2,203,834
  Mason City Sch. Dist. G.O., Ser.
    01
    5.38%                             12/01/18            3,000          3,343,710
  New Albany Cmnty. Auth. Fac.
    Rev., Ser. 01B
    5.12%                             10/01/21            2,750          2,961,200
  North Royalton City Sch. Dist.
    G.O., Ser. 94
    6.62%                             12/01/06              100            105,378
  Northwestern Sch. Dist. Rev.,
    Wayne & Ashland Cntys. Prj.,
    Ser. 94
    7.20%                             12/01/10              300            345,702
  Ohio G.O., Prerefunded Ser. 95
    6.00%                             08/01/05              225            230,043
  Ohio Hsg. Fin. Agcy. Rev., Wind
    River Prj., Ser. 94A AMT
    5.55%                             11/01/18              300            312,459
  Ohio St. Bldg. Auth. Data Ctr.
    Rev., Ser. 93A
    5.90%                             10/01/07              450            480,920
  Ohio St. Bldg. Auth. Disalle
    Govt. Ctr. Rev., Ser. 96A
    6.00%                             10/01/05            1,000          1,008,070
  Ohio St. Comm. Sch. Cap. Fac.
    Rev., Prerefunded Ser. 94A
    5.75%                             06/15/09            1,000          1,103,450
  Ohio St. Env. Imp. Rev., USX
    Corp. Prj., Ser. 99
    5.62%                             05/01/29            1,000          1,077,490
  Ohio St. Hgr. Ed. Fac. Denison
    Univ. Rev., Ser. 01
    5.12%                             11/01/21            3,000          3,241,440
  Ohio St. Univ. G.O., Ser. 02A
    5.25%                             12/01/18            3,290          3,630,910
  Ohio St. Wtr. Dev. Auth. Poll.
    Ctrl. Fac. Rev., Republic Steel
    Prj., Ser. 95
    6.38%                             06/01/07              835            872,458
  Ohio St. Wtr. Dev. Auth. Poll.
    Ctrl. Rev., Ser. 02
    5.25%                             12/01/15            3,415          3,840,919
  Ohio St. Wtr. Dev. Auth. Rev.,
    Fresh Wtr Imp. Prj., Ser. 04
    5.00%                             12/01/34            3,000          3,185,790
  Ohio St. Wtr. Dev. Auth. Rev.,
    Steel-Cargill North Star
    Broken Hill Prj., Ser. 95 AMT
    6.30%                             09/01/20              500            512,685
  Pickerington Loc. Sch. Dist. Fac.
    Constr. & Imp. Rev., Ser. 01
    5.25%                             12/01/20            1,000          1,094,770
  Scioto Cnty. Rev., Marine Term.
    Norfolk Southern Corp. Prj.,
    Ser. 98
    5.30%                             08/15/13            3,000          3,098,160
  Springboro Wtr. Sys. Rev., Ser.
    98
    5.00%                             12/01/18            2,500          2,628,275
  Toledo G.O., Ser. 96
    6.00%                             12/01/06              500            522,620

                                               13

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                      PAR
                                       MATURITY      (000)         VALUE
                                      ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
  Trotwood-Madison City Sch.
    Dist. G.O., Ser. 02
     5.00%                            12/01/30     $2,000      $2,108,620
  Univ. of Cincinnati Rev., Ser.
    01A
     5.00%                            06/01/31      2,000       2,099,820
  Univ. of Toledo Rev., Ser. 02
     5.25%                            06/01/18      1,195       1,295,010
  University Akron Gen. Rcpts.
    Rev., Ser. 04
     2.28%                            01/01/29      3,500       3,500,000
  West Muskingum Loc. Sch.
    Dist., Sch. Fac. Constr. & Imp.
    G.O., Ser. 03
     5.00%                            12/01/24      3,000       3,214,410
  Westerville City Sch. Dist. G.O.,
    Ser. 87
     6.25%                            12/01/05      1,000       1,014,650
  Westlake G.O., Ser. 96
     6.40%                            12/01/08      1,560       1,668,139

                                                               ==========
                                                               89,018,196
                                                               ----------
Puerto Rico - 23.3%
  Puerto Rico Cmwlth. G.O., Ser.
    02
     5.50%                            07/01/11      5,000       5,651,000
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. RITES Rev., Ser.
    98
     8.87%(d)                         07/01/18      5,000       5,783,350
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Rev., Ser. B
     5.00%                            07/01/41      3,000       3,166,530
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00A
    14.16%(d)                         10/01/16        400         574,736
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00B
    14.66%(d)                         10/01/17        500         728,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00C
    14.66%(d)                         10/01/18        500         725,260
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00D
    14.66%(d)                         10/01/19        650         938,860
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00E
    14.66%(d)                         10/01/20        250         360,080
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00F
    14.16%(d)                         10/01/24        250         350,570
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
     5.00%                            07/01/35      2,000       2,159,900
  Puerto Rico Pub. Bldgs. Auth.
    RITES PA-577 Rev., Ser. 99
     9.37%(d)                         07/01/27      4,000       4,720,120
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev.,
    Prerefunded Ser. 02E
     5.50%                            02/01/12      2,990       3,371,823

                                                   PAR/SHARES
                                      MATURITY       (000)           VALUE
                                     ----------   -----------   ---------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%                            08/01/29     $1,010        $  1,105,889

                                                                ============
                                                                  29,636,438
                                                                ------------
TOTAL MUNICIPAL BONDS
  (Cost $115,036,804)                                            125,319,745
                                                                ------------
MONEY MARKET FUND - 0.9%
  Wilmington Trust Tax-Free
    Money Market Fund
  (Cost $1,174,117)                                1,174           1,174,117
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES -
   99.3%
  (Cost $116,210,921(a))                                         126,493,862
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.7%                                                 939,352
                                                                ------------
NET ASSETS - 100.0%                                             $127,433,214
                                                                ============

-------------------

(a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                     $10,284,210
      Gross unrealized depreciation                                          (1,269)
                                                                        -----------
                                                                        $10,282,941
                                                                        ===========

(b) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 5.2% of its net assets, with a current market value of $6,665,111 in securities restricted as to resale.
  (c) Securities, or a portion thereof, pledged as collateral with a value of
       $659,310 on 60 short U.S. Treasury Bond futures contracts and 163 long
       U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $25,620,406, with an unrealized gain of $189,672 (including commissions of $446) .
(d) Rates shown are the rates as of June 30, 2005.

14

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 97.8%
Kentucky - 64.6%
  Boone Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser.
    00B
     5.38%                                    08/01/20               $2,500         $2,705,400
  Bowling Green Sch. Dist. Fin.
    Corp. Rev., Ser. 00
                                             01/01/18-
     5.75%                                  01/01/20                  2,185          2,418,954
  Breckinridge Cnty. Lease Prg.
    Tr. Rev., Ser 99
     2.25%(b)                                 12/01/29                2,000          2,000,000
  Frankfort Elec. & Wtr. Plant Bd.
    Rev., Ser. 99
     5.60%                                    12/01/19                1,045          1,154,014
  Grayson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev.,
    Prerefunded Ser. 95B
     5.95%                                    01/01/08                  830            846,600
  Hardin Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser. 00
     5.50%                                    02/01/16                1,675          1,866,387
  Hopkins Cnty. G.O., Detention
    Fac. Prj., Ser. 00
     5.75%                                    02/01/20                1,800          2,024,748
  Jefferson Cnty. Sch. Dist. Fin.
    Corp. Sch. Bldg. Rev., Ser.
    99A
     5.25%                                    01/01/14                2,000          2,164,440
  Kenton Cnty. Arpt. Bd. Arpt.
    Rev., Cincinnati Northern
    Kentucky Prj., Ser. 97A AMT
     5.95%                                    03/01/07                1,730          1,814,182
     6.30%                                    03/01/15                1,000          1,068,280
  Kentucky Econ. Dev. Fin. Auth.
    Hlth. Sys. Rev., Norton
    Healthcare, Inc. Prj., Ser. 00A
     6.62%                                    10/01/28                1,750          1,940,662
  Kentucky Hsg. Corp. Hsg. Rev.,
    Ser. 96D
     5.80%                                    07/01/13                2,905          3,011,468
  Kentucky Hsg. Corp. Hsg. Rev.,
    Ser. 01F AMT
     5.45%                                    01/01/32                2,990          3,106,281
  Kentucky St. Econ. Dev. Fin.
    Auth. Hosp. Fac. Rev., Ser
    97C
     2.24%(b)                                 01/01/22                1,550          1,550,000
  Kentucky St. Property & Bldg.
    Comm. Rev., Prj. 65,
    Prerefunded Ser. 00
     5.95%                                    02/01/10                2,325          2,614,718
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 95
     6.50%                                    07/01/08                3,000          3,306,780
  Kentucky St. Tpke. Auth. Econ.
    Dev. Rev., Revitalization Prj.,
    Ser. 01A
     5.50%(c)                                 07/01/15                1,000          1,157,280
  Lexington-Fayette Urban Cnty.
    Govt. G.O., Ser. 00A
     5.75%                                    02/01/20                1,500          1,666,905

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
  Lexington-Fayette Urban Cnty.
    Govt. Swr. Sys. Rev., Ser.
    01A
                                             07/01/20-
     5.00%                                  07/01/21                 $3,775         $4,050,850
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    97A
     6.25%                                    05/15/26                1,015          1,090,069
  Louisville & Jefferson Cnty. Met.
    Swr. & Drain Sys. Rev., Ser.
    99A
     5.75%                                    05/15/33                3,750          4,154,062
  Louisville & Jefferson Cnty.
    Regl. Arpt. Auth. Arpt. Sys.
    Rev., Ser. 01A AMT
     5.75%                                    07/01/15                1,755          1,946,716
  Louisville & Jefferson Cnty.
    Regl. Arpt. Auth. Spec. Fac.
    Rev., Ser. 99 AMT
     5.50%                                    03/01/19                4,285          4,305,398
  Louisville Wtrwks. Brd. Wtr. Sys.
    Rev., Louisville Wtr. Co. Prj.,
    Ser. 00
     5.25%                                    11/15/16                2,590          2,816,910

                                                                                    ==========
                                                                                    54,781,104
                                                                                    ----------
Multi-State - 9.3%
  Charter Mac Equity Issue Tr.
     6.62%(d)                                 06/30/09                1,000          1,072,930
     7.60%(d)                                 11/30/10                4,000          4,512,800
  MuniMae TE Bond Subs., LLC
     7.75%(d)                                 11/01/10                2,000          2,300,100

                                                                                    ==========
                                                                                     7,885,830
                                                                                    ----------
Puerto Rico - 23.9%
  Puerto Rico Cmwlth. Hwy. &
    Trans. Auth. Rev., Ser. 00C
     6.00%                                    07/01/29                5,000          5,668,301
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00A
    14.16%(b)                                 10/01/16                  400            574,736
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00B
    14.66%(b)                                 10/01/17                  500            728,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00C
    14.66%(b)                                 10/01/18                  500            725,260
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00D
    14.66%(b)                                 10/01/19                  650            938,860
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00E
    14.66%(b)                                 10/01/20                  250            360,080
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00F
    14.16%(b)                                 10/01/24                  250            350,570
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. Spec. RITES PA-569
    Rev., Ser. 99
    10.06%(b)                                 07/01/12                1,335          1,591,520

                                               15

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                  PAR
                                   MATURITY      (000)         VALUE
                                  ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Pub. Imp.
    G.O., Ser. 04A
    5.00%                         07/01/29     $2,000      $2,101,900
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
    5.00%                         07/01/35      1,500       1,619,925
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev.,
    Prerefunded Ser. 02E
    5.50%                         02/01/12      3,740       4,217,598
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    02E
    5.50%                         08/01/29      1,260       1,379,624

                                                           ==========
                                                           20,256,694
                                                           ----------
TOTAL MUNICIPAL BONDS
  (Cost $75,233,616)                                       82,923,628
                                                           ----------

                         NUMBER
                       OF SHARES       VALUE
                      -----------   -----------
MONEY MARKET FUND - 0.2%
  Wilmington Trust
Tax-Free
  Money Market Fund
  (Cost $178,764)      178,764      $178,764
                                    --------

TOTAL INVESTMENTS IN SECURITIES -  98.0%
  (Cost $75,412,380(a))                        83,102,392
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 2.0%                            1,710,603
                                               ----------
NET ASSETS - 100.0%                           $84,812,995
                                              ===========

-------------------

(a) Cost for Federal income tax purposes is $75,440,097. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                   $7,662,295
      Gross unrealized depreciation                                            0
                                                                      ----------
                                                                      $7,662,295
                                                                      ==========

(b) Rates shown are the rates as of June 30, 2005.
  (c) Securities or a portion thereof, pledged as collateral with a value of
       $1,157,280 on 55 short U.S. Treasury Bond futures contracts and 108 long
       U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on June 30, 2005 was $18,785,875, with an unrealized gain of $168,609 (including commissions of $326).
(d) Security exempt from registration under Rule 144A of the Securities Act of
       1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 9.3% of its net assets, with a current market value of $7,885,830 in securities restricted as to resale.

16

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS - 99.6%
Delaware - 64.6%
  Delaware River & Bay Auth.
    Rev., Ser. 96
     6.00%                                    01/01/06               $1,160         $1,179,210
  Delaware River & Bay Auth.
    Rev., Ser. 03
     5.25%                                    01/01/22                1,000          1,126,990
  Delaware St. Econ. Dev. Auth.
    Poll. Ctrl. Rev., Delmarva Pwr.
    Prj., Ser. 02B
     5.20%                                    02/01/19                1,000          1,085,530
  Delaware St. Econ. Dev. Auth.
    Rev., Del. Tech. Pk. Univ. Del.
    Prj., Ser. 00
     6.00%                                    02/01/21                1,000          1,127,690
  Delaware St. Econ. Dev. Auth.
    Rev., Delmarva Pwr. Prj., Ser.
    00 AMT
     5.65%                                    07/01/28                3,850          4,059,825
  Delaware St. Econ. Dev. Auth.
    Rev., First Mtg. Gilpin ACA
    CBI Prj., Ser. 98
     5.62%                                    07/01/19                2,000          2,096,280
  Delaware St. Econ. Dev. Auth.
    Rev., United Wtr. Delaware,
    Inc. Prj., Ser. 95 AMT
     6.20%(b)                                 06/01/25                2,000          2,050,600
  Delaware St. Econ. Dev. Auth.
    Rev., Wtr. Dev. Prj., Ser. 92B
     6.45%                                    12/01/07                1,165          1,256,907
  Delaware St. G.O., Ser. 03A
     5.00%                                    01/01/10                1,000          1,087,740
  Delaware St. G.O., Ser. 03B
                                             07/01/08-
     5.00%                                  07/01/11                  2,600          2,831,438
  Delaware St. G.O., Ser. 04A
     5.00%                                    01/01/09                2,000          2,146,540
  Delaware St. Hlth. Fac. Auth.
    Rev., Beebe Med. Ctr. Prj.,
    Ser. 04A
     5.50%                                    06/01/24                1,000          1,061,340
  Delaware St. Hlth. Fac. Auth.
    Rev., Catholic Hlth. East Prj.,
    Ser. 03D
     5.12%                                    11/15/24                1,750          1,824,165
     5.25%                                    11/15/28                2,225          2,328,996
  Delaware St. Hlth. Fac. Auth.
    Rev., Christiana Care Hlth.
    Svcs. Prj., Ser. 03
     5.25%                                    10/01/12                3,000          3,336,930
  Delaware St. Hlth. Fac. Auth.
    Rev., Med. Ctr. of Delaware
    Prj., Ser. 92
     6.25%                                    10/01/05                1,875          1,891,556
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 92C
     7.38%                                    01/01/15                2,000          2,008,440
  Delaware St. Hsg. Auth. Rev.,
    Multi-Fam. Mtg. Prj., Ser. 01A
     5.40%                                    07/01/24                2,835          2,926,429
  Delaware St. Hsg. Auth. Rev.,
    Sr. Sgl. Fam. Mtg. Prj., Ser.
    00 AMT
     5.90%                                    07/01/20                1,660          1,740,112

                                                                       PAR
                                             MATURITY                 (000)                VALUE
                                      ----------------------   ------------------   -------------------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
  Delaware St. Hsg. Auth. Rev.,
    Sr. Sgl. Fam. Mtg. Prj., Ser.
    02A AMT
     5.40%                                    01/01/34               $1,335         $1,367,868
  Delaware St. Trans. Auth. Rev.,
    Ser. 97
     5.00%                                    07/01/08                1,000          1,053,270
  Kent Cnty. Stud. Hsg. Rev., Del.
    St. Univ. Prj., Ser. 04A
                                             07/01/25-
     5.00%                                  07/01/30                  2,100          2,143,102
  New Castle Cnty. G.O., Ser. 02A
     5.25%                                    10/01/12                1,745          1,976,753
  New Castle Cnty. G.O., Ser. 04
     5.00%                                    10/01/20                2,695          2,957,682
  Sussex Cnty. G.O., Ser. 03
     5.00%                                    10/15/08                2,270          2,415,620
  Wilmington G.O., Ser. 02
     5.38%                                    06/01/17                1,500          1,667,205
  Wilmington Pk. Auth. Gtd. Pk.
    Rev., Ser. 92A
     6.00%                                    09/15/06                   25             25,148
  Wilmington Pk. Auth. Gtd. Pk.
    Rev., Ser. 02
                                             09/15/14-
     5.25%                                  09/15/15                  2,965          3,373,033

                                                                                    ==========
                                                                                    54,146,399
                                                                                    ----------
Multi-State - 8.0%
  Charter Mac Equity Issue Tr.
     6.62%(c)                                 06/30/09                1,000          1,072,930
     7.60%(c)                                 11/30/10                1,000          1,128,200
  MuniMae TE Bond Subs., LLC
     6.88%(c)                                 06/30/09                2,000          2,163,880
     7.75%(c)                                 11/01/10                2,000          2,300,100

                                                                                    ==========
                                                                                     6,665,110
                                                                                    ----------
Puerto Rico - 27.0%
  Puerto Rico Cmwlth. G.O., Ser.
    02
     5.50%                                    07/01/11                3,000          3,390,600
  Puerto Rico Cmwlth. Govt. Dev.
    Bank Rev., Ref. Ser. 85
     2.14%(d)                                 12/01/15                1,400          1,400,000
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00A
    14.16%(d)                                 10/01/16                  400            574,736
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00B
    14.66%(d)                                 10/01/17                  500            728,320
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00C
    14.66%(d)                                 10/01/18                  500            725,260
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00D
    14.66%(d)                                 10/01/19                  650            938,860
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00E
    14.66%(d)                                 10/01/20                  250            360,080

                                               17

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF JUNE 30, 2005 (UNAUDITED)

                                                    PAR
                                     MATURITY      (000)        VALUE
                                    ----------   --------   -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
  Puerto Rico Cmwlth. Infra. Fin.
    Auth. S.O. RITES, Ser. 00F
    14.16%(d)                       10/01/24     $ 250      $  350,570
  Puerto Rico Elec. Pwr. Auth.
    Rev., Ser. 05RR
     5.00%                          07/01/35     1,500       1,619,925
  Puerto Rico Pub. Fin. Corp.
    Cmwlth. Approp. Rev., Ser.
    98A
     5.38%                          06/01/14        50          57,612
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 98
     9.51%(d)                       06/01/12     5,000       6,639,550
  Puerto Rico Pub. Fin. Corp.
    RITES Rev., Ser. 99
    10.77%(d)                       06/01/14     4,025       5,775,674

                                                            ==========
                                                            22,561,187
                                                            ----------
TOTAL MUNICIPAL BONDS
  (Cost $77,058,361)                                        83,372,696
                                                            ----------

TOTAL INVESTMENTS IN SECURITIES -
  99.6%
  (Cost $77,058,361(a))                     83,372,696
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.4%                           326,007
                                            ----------
NET ASSETS - 100.0%                        $83,698,703
                                           ===========

-------------------

(a) Cost for Federal income tax purposes is $77,121,301. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $6,449,808
      Gross unrealized depreciation                                      (198,413)
                                                                       ----------
                                                                       $6,251,395
                                                                       ==========

(b) Securities, or a portion thereof, pledged as collateral with a value of
       $1,025,300 on 45 short U.S. Treasury Bond futures contracts and 108 long
       U.S. Treasury Note futures contracts expiring September 2005.  The value of such contracts on June 30, 2005 was $17,598,375, with an unrealized gain of $140,484 (including commissions of $306).
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2005, the Portfolio held 8.0% of its net assets, with a current market value of $6,665,110 in securities restricted as to resale.
(d) Rates shown are the rates as of June 30, 2005.

18

                                BLACKROCK FUNDS

            KEY TO INVESTMENT ABBREVIATIONS

  AMT       Alternative Minimum Tax
  COP       Certificates of Participation
  DN        Demand Notes
  G.O.      General Obligations
  RITES     Residual Interest Tax-Exempt Security
  S.O.      Special Obligations

                                                                              19

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                          BLACKROCK EXCHANGE PORTFOLIO

AS OF JUNE 30, 2005 (UNAUDITED)

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS - 98.8%
Aerospace - 4.8%
  The Boeing Co.             131,800   $  8,698,800
  General Dynamics Corp.      46,500      5,093,610

                                       ============
                                         13,792,410
                                       ------------
Banks - 1.5%
  J.P. Morgan Chase &        124,728      4,405,393
                                       ------------
Co., Inc.
Beverages & Bottling - 4.4%
  Anheuser-Busch Cos.,       192,315      8,798,412
Inc.
  The Coca-Cola Co.           87,735      3,662,936

                                       ============
                                         12,461,348
                                       ------------
Computer & Office Equipment - 7.6%
  Dell, Inc.(b)              170,500      6,736,455
  Hewlett-Packard Co.        349,270      8,211,338
  International Business
Machines
    Corp.                     92,371      6,853,928

                                       ============
                                         21,801,721
                                       ------------
Computer Software & Services - 7.2%
  First Data Corp.           266,480     10,696,507
  Microsoft Corp.            399,890      9,933,268

                                       ============
                                         20,629,775
                                       ------------
Conglomerates - 3.6%
  Berkshire Hathaway,          3,687     10,262,764
                                       ------------
Inc. - Class B(b)
Electronics - 2.1%
  Agilent Technologies,       29,749        684,822
Inc.(b)
  Intel Corp.                200,000      5,212,000

                                       ============
                                          5,896,822
                                       ------------
Finance - 11.7%
  American Express Co.       305,626     16,268,472
  Fannie Mae                  88,105      5,145,332
  SLM Corp.                  233,200     11,846,560

                                       ============
                                         33,260,364
                                       ------------
Food & Agriculture - 0.1%
  General Mills, Inc.          8,497        397,575
                                       ------------
Insurance - 2.2%
  American International     106,800      6,205,080
                                       ------------
Group, Inc.
Machinery & Heavy Equipment - 2.1%
  Caterpillar, Inc.           62,128      5,921,420
                                       ------------
Manufacturing - 4.2%
  General Electric Co.       344,970     11,953,209
                                       ------------
Medical & Medical Services - 3.2%
  Medco Health Solutions,     11,124        593,577
Inc.(b)
  Millipore Corp.(b)         150,000      8,509,500

                                       ============
                                          9,103,077
                                       ------------
Medical Instruments & Supplies - 3.9%
  Johnson & Johnson          124,195      8,072,675
  Medtronic, Inc.             60,000      3,107,400

                                       ============
                                         11,180,075
                                       ------------
Oil & Gas - 12.5%
  BP PLC                     131,321      8,191,804
  Exxon Mobil Corp.          312,469     17,957,593
  Schlumberger Ltd.          109,238      8,295,534
  Transocean, Inc.(b)         21,148      1,141,358

                                       ============
                                         35,586,289
                                       ------------

                             NUMBER
                           OF SHARES       VALUE
                          ----------- --------------
COMMON STOCKS (Continued)
Pharmaceuticals - 10.1%
  AstraZeneca PLC - ADR       76,000   $  3,135,760
  Merck & Co., Inc.           83,999      2,587,169
  Novartis AG - ADR
                             185,384      8,794,617
  Pfizer, Inc.
                             280,383      7,732,963
  Wyeth                      145,544      6,476,708

                                       ============
                                         28,727,217
                                       ------------
Retail Merchandising -
8.6%
  Target Corp.               273,222     14,866,009
  Wal-Mart Stores, Inc.
                             202,083      9,740,401

                                       ============
                                         24,606,410
                                       ------------
Soaps & Cosmetics - 4.7%
  The Procter & Gamble       246,400     12,997,600
                                       ------------
Co.
Telecommunications - 2.6%
  Vodafone Group PLC - SP ADR
                             309,500      7,527,040
                                       ------------
Tobacco - 1.7%
  Altria Group, Inc.          77,000      4,978,820
                                       ------------
TOTAL COMMON STOCKS
  (Cost $90,396,120)
                                        281,694,409
                                       ------------
SHORT TERM INVESTMENTS - 1.2%
  Galileo Money Market Fund
  (Cost $3,427,583)       3,427,583       3,427,583
                                       ------------

TOTAL INVESTMENTS IN SECURITIES -
  100.0%
  (Cost $93,823,703(a))                       285,121,992
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  0.0%                            (47,320)
                                              -----------
NET ASSETS - 100.0%                          $285,074,672
                                             ============

-------------------

(a) Cost for Federal income tax purposes is $87,076,411. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $199,493,988
      Gross unrealized depreciation                                      (1,448,407)
                                                                       ------------
                                                                       $198,045,581
                                                                       ============

     (b) Non-income producing security.

          KEY TO INVESTMENT ABBREVIATIONS

  ADR     American Depository Receipts
  PLC     Public Limited Company

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                               1

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock FundsSM

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date August 25, 2005

By (Signature and Title)*	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date August 25, 2005

*	Print the name and title of each signing officer under his or her signature.